UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – October 31, 2018

Item 1: Reports to Shareholders

Annual Report | October 31, 2018

Vanguard Municipal Bond Funds

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents

Your Fund’s Performance at a Glance	1
CEO’s Perspective	3
Advisor’s Report	4
Short-Term Tax-Exempt Fund	6
Limited-Term Tax-Exempt Fund	55
Intermediate-Term Tax-Exempt Fund	149
Long-Term Tax-Exempt Fund	285
High-Yield Tax-Exempt Fund	326
About Your Fund’s Expenses	377
Glossary	379

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2018, the returns for Investor Shares of the five tax-exempt bond funds discussed in this report ranged from –0.80% for Vanguard Intermediate-Term Tax-Exempt Fund to 0.68% for Vanguard Short-Term Tax-Exempt Fund. Results of the funds versus their benchmark indexes and peer groups were mixed.

• While fundamentals remained solid, municipal bonds went through a bumpy patch early on amid tax reforms that affected both supply and demand. With yields rising, prices of municipal bonds finished the period down across the maturity spectrum, but particularly toward the intermediate and long end.

• The funds generally benefited from a tilt toward lower-quality investment-grade bonds, which outperformed their higher-quality counterparts. Adding more premium callable bonds, which are less sensitive to rising interest rates, also added value. Duration positioning helped the shorter-term funds, but held back the longer-term investment-grade funds.

Total Returns: Fiscal Year Ended October 31, 2018
	30-Day	Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield[1]	Returns	Returns	Returns
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	1.88%	3.18%	1.38%	-0.70%	0.68%
Admiral™ Shares [2]	1.93	3.26	1.46	-0.70	0.76
Bloomberg Barclays 1 Year Municipal Bond Index					0.65
1–2 Year Municipal Funds Average[3]					0.59

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	2.20%	3.72%	1.74%	-1.82%	-0.08%
Admiral Shares [2]	2.25	3.80	1.82	-1.82	0.00
Bloomberg Barclays 1–5 Year Municipal Bond Index					-0.16
1–5 Year Municipal Funds Average[3]					0.18

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	2.70%	4.56%	2.73%	-3.53%	-0.80%
Admiral Shares [2]	2.75	4.65	2.81	-3.53	-0.72
Bloomberg Barclays 1–15 Year Municipal Bond Index					-0.53
Intermediate Municipal Funds Average[3]					-0.79

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	3.16%	5.34%	3.36%	-3.95%	-0.59%
Admiral Shares [2]	3.21	5.42	3.44	-3.95	-0.51
Bloomberg Barclays Municipal Bond Index					-0.51
General & Insured Municipal Debt Funds Average[3]					-0.37

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	3.54%	5.98%	3.69%	-3.34%	0.35%
Admiral Shares [2]	3.59	6.06	3.77	-3.34	0.43
Bloomberg Barclays Municipal Bond Index					-0.51
General & Insured Municipal Debt Funds Average[3]					-0.37

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 40.8%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

3 Derived from data provided by Lipper, a Thomas Reuters Company.

Total Returns: Ten Years Ended October 31, 2018
Average Annual
Return
Short-Term Tax-Exempt Fund Investor Shares	1.15%
Bloomberg Barclays 1 Year Municipal Bond Index	1.27
1–2 Year Municipal Funds Average[1]	0.38

Limited-Term Tax-Exempt Fund Investor Shares	2.01%
Bloomberg Barclays 1–5 Year Municipal Bond Index	2.35
1–5 Year Municipal Funds Average[1]	1.63

Intermediate-Term Tax-Exempt Fund Investor Shares	4.07%
Bloomberg Barclays 1–15 Year Municipal Bond Index	3.98
Intermediate Municipal Funds Average[1]	3.58

Long-Term Tax-Exempt Fund Investor Shares	5.11%
Bloomberg Barclays Municipal Bond Index	4.80
General & Insured Municipal Debt Funds Average[1]	4.75

High-Yield Tax-Exempt Fund Investor Shares	5.89%
Bloomberg Barclays Municipal Bond Index	4.80
General & Insured Municipal Debt Funds Average[1]	4.75
1 Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Short-Term Tax-Exempt Fund	0.19%	0.09%	0.55%
Limited-Term Tax-Exempt Fund	0.19	0.09	0.66
Intermediate-Term Tax-Exempt Fund	0.19	0.09	0.77
Long-Term Tax-Exempt Fund	0.19	0.09	0.86
High-Yield Tax-Exempt Fund	0.19	0.09	0.86

1 The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the funds’ expense ratios were: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares.

2 Peer groups are: for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; and for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U.S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

Advisor’s Report

For the 12 months ended October 31, 2018, Vanguard’s five national tax-exempt bond funds posted returns that ranged from –0.80% for Investor Shares of Vanguard Intermediate-Term Tax-Exempt Fund to 0.76% for Admiral Shares of Vanguard Short-Term Tax-Exempt Fund. Relative to their benchmark indexes and peer groups, results were mixed.

Municipal bond yields increased across the board. Vanguard High-Yield Tax-Exempt Fund’s 30-day SEC yield rose 75 basis points over the 12-month period to 3.54%. (Yields cited here are for Investor Shares. A basis point is one-hundredth of a percentage point.) The other funds saw even sharper increases, with Vanguard Intermediate-Term Tax-Exempt Fund’s 30-day SEC yield climbing 97 basis points to 2.70%.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the High-Yield Fund owned such securities.

Investment environment

Macroeconomic fundamentals remained supportive throughout the period. The U.S. economy continued to expand at a robust pace, boosted by tax cuts and more government spending on top of solid business investment and consumer spending. The unemployment rate remained low, dropping to 3.7%, an almost 50-year low. Job creation averaged well over 200,000 per month for the period. While that has resulted in some modest upward pressure on wages, inflation, as measured by the U.S. core personal consumption expenditures (PCE) price index, has moved up only modestly to hover near the Federal Reserve’s target of 2%.

Acknowledging the health of the economy, the Fed continued further down the path of monetary policy normalization. The pace of shrinking its holdings in Treasuries and mortgage-backed securities amassed in the wake of the global financial crisis accelerated from $20 billion per month when it began in October 2017 to $50 billion per month at the close of the funds’ fiscal year. The Fed also raised the federal funds target rate over the 12-month period by a quarter percentage point in December, March, June, and September, putting it at 2–2.25%.

Even with this robust macroeconomic backdrop, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised fears that the Fed might start hiking rates more aggressively.

Market volatility spiked again in October, with stocks dropping sharply and bond yields rising amid an intensification of trade tensions with China and some large corporations signaling that earnings growth may have peaked. The possibility of more aggressive monetary tightening was also a concern, fueled in part by comments

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	October 31,
Maturity	2017	2018
2 years	1.09%	2.08%
5 years	1.42	2.32
10 years	2.01	2.76
30 years	2.83	3.44
Source: Vanguard.

from Fed Chairman Jerome Powell on the strength of the economy and how much higher rates might go.

The muni market also had to contend with new federal tax laws passed in December 2017. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. There was also concern—which ended up being unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports. With municipalities rushing to issue both advance-refunding and private activity bonds ahead of the law’s passage, supply was more than three times higher in December 2017 than it had been a year earlier, and it’s been lower than usual since then.

The reduction in the statutory federal corporate tax rate to 21% also affected demand for munis, making their tax-equivalent yields a little less attractive to a fairly narrow segment of the market composed of nontraditional buyers such as banks and insurance companies. That resulted, however, in municipalities beginning to structure issuance more geared toward traditional buyers, which boosted usable supply for retail investors and mutual funds. In addition, a cap on deductions for state and local taxes and mortgage interest payments may make munis a little more attractive for investors residing in states with high taxes and expensive real estate markets. Overall, those factors contributed to an improvement in the balance between supply and demand.

Volatility early in the period aside, muni bond yields largely took their cues from the Treasury market, where yields across the maturity spectrum ended the period higher. The 2-year U.S. Treasury note climbed 127 basis points to 2.87%, its highest level in more than a decade. The yield of the bellwether 10-year Treasury note was up 76 basis points to 3.14%.

Management of the funds

The primary driver of the funds’ relative performance was a modest overweight to credit. Our overall tilt toward bonds rated A and BBB, which are on the lower rungs of the investment-grade credit ladder, was intended principally to capture the additional yield they produce, especially as credit spreads versus Treasuries were fairly tight. Over the 12 months, however, they performed better than their higher-quality counterparts as credit spreads compressed. Bonds rated BBB returned 0.82%, according to the Bloomberg Barclays Municipal Bond Index, compared with –1.01% for bonds rated AAA.

Our deep and experienced bench of credit analysts once again added value by helping us navigate this large, fragmented market made up of tens of thousands of issuers and uncover attractive investment opportunities. For the 12-month period, performance was helped in the Long-Term Fund and the High-Yield Fund by security selection in state and local general obligation bonds as well as in hospital and transportation revenue bonds.

Adding premium callable bonds in anticipation of rates heading higher worked in our favor, especially toward the end of 2017. Underweighting the front end of the yield curve with the expectation that yields on those securities would continue to rise generally added to performance as well, especially in September and October.

The shorter-term funds had durations that were structurally shorter than those of their benchmarks, a stance that helped performance for the period because of the rise in rates. (Duration is a measure, expressed in years, of a portfolio’s sensitivity to changes in interest rates.) The longer-term investment-grade funds’ structural durations were longer than those of their benchmarks and consequently detracted from their performance.

The outlook

In the absence of any external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019—given the front-loaded effects of tax cuts and increased government spending coming on top of solid fundamentals—before dropping back toward 2%. That growth, along with some upward pressure on wages reflecting the tight labor market, may push up the U.S. core PCE price index through the first part of 2019. Against this backdrop, the Fed is likely to keep raising rates and trimming the amount of Treasuries and mortgage-backed securities on its balance sheet this year and into 2019.

We see this bounce as cyclical, however, and still expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-run growth and inflation.

We may continue to see bouts of volatility in the bond market related to shifting expectations for inflation and interest rates. Other potential volatility triggers we’ll be watching include an intensification of trade disputes, flare-ups in geopolitical tensions, uncertainty over Brexit, and government spending in Italy.

We are anticipating a convergence in global monetary policy, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance, whatever the markets may bring.

Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group

James M. D’Arcy, CFA, Portfolio Manager

Adam M. Ferguson, CFA, Portfolio Manager

Mathew M. Kiselak, Principal,
Portfolio Manager, Head of
Municipal Bond Desk

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 21, 2018

Short-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	1.88%	1.93%

Financial Attributes
Bloomberg
		Barclays	Bloomberg
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,277	3,886	53,575
Yield to Maturity
(before expenses)	2.1%	2.1%	3.0%
Average Coupon	3.4%	4.8%	4.7%
Average Duration	1.3 years	1.4 years	6.5 years
Average Stated
Maturity	1.4 years	1.5 years 13.0 years
Short-Term Reserves 27.7%		—	—

Largest Area Concentrations[2]

New York	15.4%
Texas	14.4
Illinois	9.0
California	5.4
Maryland	4.4
Pennsylvania	4.4
New Jersey	3.9
Ohio	3.6
Georgia	3.5
Massachusetts	3.1
Top Ten	67.1%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.90	0.49
Beta	0.86	0.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	39.1%
6 Months–1 Year	9.6
1–2 Years	18.2
2–3 Years	17.6
3–4 Years	9.6
4–5 Years	4.0
Over 5 Years	1.9

Distribution by Credit Quality (% of portfolio)

AAA	24.8%
AA	51.5
A	14.7
BBB	7.4
BB	0.1
B or lower	0.4
Not Rated	1.1

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008–October 31, 2018
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2018		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	0.68%	0.69%	1.15%	$11,212
Bloomberg Barclays 1 Year Municipal
Bond Index	0.65	0.72	1.27	11,340
1–2 Year Municipal Funds Average[1]	0.59	0.41	0.38	10,383
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	15,976

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Admiral Shares	0.76%	0.78%	1.24%	$56,534
Bloomberg Barclays 1 Year Municipal Bond Index	0.65	0.72	1.27	56,702
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	79,878

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2008–October 31, 2018
				Bloomberg
				Barclays
				1 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2009	2.31%	1.28%	3.59%	4.40%
2010	1.38	0.44	1.82	1.81
2011	1.23	-0.31	0.92	1.18
2012	1.08	0.19	1.27	1.01
2013	0.89	-0.38	0.51	0.74
2014	0.72	-0.06	0.66	0.72
2015	0.70	-0.19	0.51	0.76
2016	0.83	-0.19	0.64	0.40
2017	1.01	-0.06	0.95	1.07
2018	1.38	-0.70	0.68	0.65

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	0.63%	0.72%	1.17%	0.02%	1.19%
Admiral Shares	2/12/2001	0.71	0.81	1.25	0.02%	1.27

Short-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (1.5%)
1 Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	1.630%	11/7/18	14,540	14,540
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.850%	11/1/22	1,530	1,481
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/19	500	515
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,069
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,450
2 Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.412%	12/1/23	17,500	17,500
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	21,000	21,862
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	8,900	9,189
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	20,000	20,759
Jefferson County AL GO	4.000%	4/1/19	5,820	5,866
Jefferson County AL GO	5.000%	4/1/20	2,500	2,596
Jefferson County AL GO	5.000%	4/1/21	2,000	2,122
Jefferson County AL GO	5.000%	4/1/22	3,500	3,784
Jefferson County AL GO	5.000%	4/1/23	1,000	1,099
Jefferson County AL Revenue	5.000%	9/15/19	940	963
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,312
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,737
Jefferson County AL Revenue	5.000%	9/15/22	625	681
Mobile County AL Board of School Commissioners GO	5.000%	3/1/19	850	858
Mobile County AL Board of School Commissioners GO	5.000%	3/1/20	1,275	1,316
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/20	1,265	1,310
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/21	3,000	3,169
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21	875	908
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/22	5,000	5,376
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22	1,225	1,281
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/23	10,395	11,333
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23	2,000	2,102
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	10,825	11,287
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	49,900	49,900
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	21,200	21,200
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/8/18 LOC	26,000	26,000
				245,565
Alaska (0.1%)
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	7,505	7,660
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20	6,900	7,206
Anchorage AK GO	5.000%	9/1/22	1,000	1,099
Anchorage AK GO	5.000%	9/1/22	1,500	1,648
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,500	1,637
North Slope Borough AK GO	5.000%	6/30/20 (Prere.)	5,000	5,237
				24,487
Arizona (1.2%)
Arizona COP	5.250%	10/1/20 (4)	7,855	8,070
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	1,000	1,031
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.450%	2/5/20	12,500	12,625
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	501
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	7,686
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20	2,000	2,094
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	1,685	1,805
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	240	247
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,230	1,264
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,620
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,003

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/19	3,000	3,010
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) PUT	5.000%	10/18/22	11,000	12,009
1 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) TOB VRDO	1.620%	11/7/18	5,730	5,730
1 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) TOB VRDO	1.630%	11/7/18	16,850	16,850
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) VRDO	1.620%	11/7/18	21,200	21,200
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,801
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	11,870	12,728
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	11,565	12,401
Phoenix AZ GO	4.000%	7/1/20	10,095	10,405
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21 (Prere.)	4,215	4,509
Pima County AZ Sewer Revenue	5.000%	7/1/21	3,000	3,209
Pima County AZ Tucson Unified School District No. 1 GO	4.000%	7/1/19 (15)	1,355	1,373
Salt River AZ Project Agricultural Improvement & Power District Revenue	5.000%	12/1/23	8,980	9,689
Salt River AZ Project Agricultural Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	13,125	13,192
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,025	2,065
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23	7,250	7,252
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,091
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.850%	12/3/18	11,750	11,749
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,021
				194,230
Arkansas (0.0%)
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,465

California (5.4%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	23,995	23,995
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.300%	10/1/19	5,500	5,512
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	57,570	57,007
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,479
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.200%	4/1/20	2,500	2,510
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	11,475	11,402
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,146
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.820%	12/1/20	15,900	15,880
California GO	5.000%	8/1/19	43,645	44,686
California GO	5.000%	9/1/19	10,000	10,265
California GO	5.000%	10/1/19	5,000	5,145
California GO	5.000%	8/1/20	20,000	21,046
California GO	5.000%	8/1/20	10,325	10,865
California GO	5.000%	9/1/20	10,075	10,627
California GO	5.250%	10/1/20	2,000	2,063
California GO	5.000%	8/1/21	14,000	15,117
California GO	5.000%	11/1/21	43,230	46,945
California GO	5.000%	11/1/21	14,180	15,399
California GO PUT	3.000%	12/1/19	28,825	28,989
2 California GO PUT	1.890%	12/1/20	28,500	28,500
2 California GO PUT	2.342%	12/1/21	4,925	4,965
California GO PUT	4.000%	12/1/21	6,830	7,112
2 California GO PUT	1.980%	12/1/22	27,000	27,065
1 California GO TOB VRDO	1.700%	11/7/18	27,760	27,760
1 California GO TOB VRDO	1.700%	11/7/18	62,165	62,165
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/20	600	621
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,067
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	11,400	11,223
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,898
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	8,150	8,069
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.047%	4/1/20	5,625	5,639
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.047%	4/1/20	4,500	4,511
California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.)	1.050%	12/1/18	2,250	2,247
2 California Infrastructure & Economic Development Bank Revenue PUT	2.256%	2/1/21	25,000	25,039
2 California Infrastructure & Economic Development Bank Revenue
(California Academy of Sciences) PUT	1.988%	8/1/21	14,500	14,489
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	209
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20	305	321

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/20	325	342
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/21	250	269
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/22	250	273
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/19	500	504
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	625	645
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,055
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.970%	1/2/19	18,250	18,249
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.400%	2/1/19	3,250	3,250
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/19	8,760	8,877
California State University Systemwide Revenue PUT	3.000%	11/1/19	21,000	21,092
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	1.810%	11/2/18 (4)	2,275	2,275
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	1.850%	11/2/18 (4)	7,600	7,600
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	1.990%	11/2/18 (4)	35,275	35,275
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)	4.000%	3/1/19	500	504
1 California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group) TOB VRDO	1.750%	11/7/18	13,435	13,435
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	508
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	520
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,130
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,502
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19	1,130	1,143
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20	3,000	3,113
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21	1,250	1,329
1 Fresno CA Unified School District GO TOB VRDO	1.750%	11/7/18	8,760	8,760
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	5,741
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,335	3,480
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,745	2,925
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	7,165	7,780
1 Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.700%	11/7/18 LOC	3,160	3,160
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	625
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,186
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19	1,500	1,544
Long Beach CA Harbor Revenue	5.000%	12/15/20	18,500	19,582
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,296
Menifee CA Union School District Public Financing Authority Revenue	4.000%	9/1/19	1,000	1,017
Northern California Gas Authority No. 1 Revenue	2.235%	7/1/19	6,720	6,721
1 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.610%	11/8/18 LOC	10,000	10,000
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,538
Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	815
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	888
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19	785	805
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21	2,550	2,769
1 Sacramento CA Municipal Utility District Revenue TOB VRDO	1.650%	11/7/18	7,500	7,500
1 San Diego CA Community College District GO TOB VRDO	1.650%	11/7/18 (Prere.)	4,200	4,200
San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21	40,000	41,953
San Francisco CA City & County Unified School District GO	5.000%	6/15/21	7,045	7,597
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/19	700	712
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,804
Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,710
Washington Township CA Health Care District Revenue	5.000%	7/1/19	370	376
Washington Township CA Health Care District Revenue	5.000%	7/1/20	625	649
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	7,325	7,220
				871,221
Colorado (1.8%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/19	1,000	1,032
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20	1,455	1,540
Adams County CO COP	4.000%	12/1/19	1,250	1,276
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/19	675	684

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/20	1,495	1,552
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	1,000	1,058
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	720	774
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23	3,000	2,985
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,500	2,777
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/19	2,280	2,294
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/20	6,955	7,069
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	7,250	7,204
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.784%	11/12/20	5,000	5,018
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.784%	11/12/20	7,500	7,527
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.770%	11/7/18 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20	500	505
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,643
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	601
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/19	1,000	1,010
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/21	2,500	2,582
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	1.590%	11/7/18	22,990	22,990
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	1.590%	11/7/18	25,490	25,490
2 Colorado Public Highway Authority Revenue PUT	2.437%	9/1/19	3,125	3,128
2 Colorado Public Highway Authority Revenue PUT	2.579%	9/1/21	3,000	3,022
1 Colorado Regional Transportation District CP TOB VRDO	1.700%	11/7/18	13,280	13,280
Denver CO City & County Airport Revenue	2.080%	11/8/18 (12)	12,075	12,075
Denver CO City & County Airport Revenue	1.990%	11/2/18 (12)	12,875	12,875
Denver CO City & County Airport Revenue	5.000%	11/15/22	5,000	5,264
2 Denver CO City & County Airport Revenue PUT	2.439%	11/15/19	14,015	14,035
3 Interlocken Metropolitan District Colorado GO	5.000%	12/1/21 (4)	400	430
3 Interlocken Metropolitan District Colorado GO	5.000%	12/1/22 (4)	675	738
Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22	13,500	13,234
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/18	350	351
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,087
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	5.000%	1/15/22	2,800	2,851
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23	3,250	3,316
Southlands CO Metropolitan District GO	3.000%	12/1/22	275	271
University of Colorado Enterprise System Revenue	5.000%	6/1/22	700	767
University of Colorado Hospital Authority Revenue PUT	4.000%	3/1/20	40,645	41,203
University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	10,000	10,682
University of Colorado Hospital Authority Revenue VRDO	1.600%	11/7/18	24,700	24,700
University of Colorado Hospital Authority Revenue VRDO	1.610%	11/7/18	19,515	19,515
				294,240
Connecticut (2.3%)
Bridgeport CT GO	5.000%	8/15/20 (4)	3,680	3,838
Bridgeport CT GO	5.000%	8/15/20 (4)(ETM)	3,435	3,605
2 Connecticut GO	2.700%	5/15/19	5,000	5,012
2 Connecticut GO	2.520%	9/15/19	1,000	1,003
Connecticut GO	4.000%	10/15/19	1,000	1,016
Connecticut GO	5.000%	9/15/20	1,515	1,584
Connecticut GO	5.000%	4/15/21	6,000	6,346
Connecticut GO	5.000%	6/15/21	2,675	2,839
Connecticut GO	5.000%	4/15/22	3,750	4,029
Connecticut GO	5.000%	6/15/22	4,675	5,037
Connecticut GO	5.000%	10/15/22	1,320	1,429
Connecticut GO	5.000%	11/1/22	500	533
Connecticut GO	5.000%	6/15/23	1,000	1,090
Connecticut GO	5.000%	9/15/23	1,310	1,432
Connecticut GO	5.000%	11/15/23	920	1,007
1 Connecticut GO TOB VRDO	1.640%	11/7/18 LOC	23,000	23,000
Connecticut Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) PUT	1.650%	3/1/19	2,190	2,187
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	351

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	757
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/21	1,380	1,462
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22	765	822
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	5,000	4,991
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,337
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	4,845	4,833
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,430
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,392
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20	58,500	57,845
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	17,400	17,280
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,231
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,125	15,940
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21	61,650	61,169
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	3,210	3,513
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,500	14,773
2 Connecticut Health & Educational Facilities Authority Revenue
(Yale-New Haven Hospital Inc.) PUT	2.062%	7/1/19	9,750	9,750
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,430	3,354
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21	16,755	16,760
Connecticut Special Tax Revenue	5.000%	10/1/22	3,605	3,919
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	2,500	2,624
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	11,145	12,256
1 Connecticut Special Tax Revenue (Transportation Infrastructure) TOB VRDO	1.660%	11/7/18	4,550	4,550
Hartford County CT Metropolitan District GO	5.000%	7/15/21	1,310	1,401
Hartford County CT Metropolitan District GO	5.000%	7/15/22	1,000	1,087
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	579
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,175
Hartford CT GO	5.000%	7/1/19 (4)	700	713
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,566
New Britain CT GO	5.000%	3/1/19 (ETM)	1,000	1,010
New Britain CT GO	5.000%	3/1/20 (15)(ETM)	1,050	1,090
New Britain CT GO	5.000%	3/1/20 (15)	125	130
New Haven CT GO	5.000%	8/15/21 (4)(ETM)	1,000	1,076
New Haven CT TAN	3.000%	4/3/19	4,000	4,013
				371,166
Delaware (0.3%)
Delaware GO	5.000%	2/1/19	1,000	1,008
Delaware GO	5.000%	2/1/21	1,560	1,659
Delaware GO	5.000%	3/1/21	1,585	1,688
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	3,500	3,570
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20	825	863
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	10,000	11,010
New Castle County DE GO	5.000%	10/1/20	7,470	7,868
New Castle County DE GO	5.000%	10/1/22	5,520	6,083
1 University of Delaware Revenue TOB VRDO	1.690%	11/7/18	9,170	9,170
				42,919
District of Columbia (0.4%)
District of Columbia Housing Finance Agency Multifamily Housing Revenue
(Park 7 at Minnesota Benning Project) VRDO	1.600%	11/7/18 LOC	41,400	41,400
1 District of Columbia Income Tax Revenue TOB VRDO	1.630%	11/7/18	12,910	12,910
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19	500	514
Washington D.C. Convention & Sports Authority Revenue	5.000%	10/1/20	2,500	2,633
Washington D.C. Convention & Sports Authority Revenue	5.000%	10/1/21	2,500	2,685
				60,142
Florida (2.9%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	759
1 Broward County FL Airport System Revenue TOB VRDO	1.630%	11/7/18 LOC	31,360	31,360
Broward County FL School Board COP	5.000%	7/1/19	2,430	2,478
Broward County FL School Board COP	5.000%	7/1/20	5,470	5,722
Broward County FL School Board COP	5.000%	7/1/22	4,830	5,266
Cape Coral FL Utility Improvement Special Assessment Revenue	1.650%	9/1/19 (4)	1,100	1,093
Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20 (4)	955	938
Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21 (4)	1,200	1,166
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	4,350	4,481
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	6,700	6,811
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	1,250	1,248
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20	20,000	19,589

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/21	21,010	22,552
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	4,610	4,692
Florida Board of Education Public Education Revenue	5.000%	6/1/21	5,190	5,561
Florida Board of Education Public Education Revenue	5.000%	6/1/22	4,885	5,350
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	13,160	13,767
3 Florida Department of Management Services COP	5.000%	11/1/21	6,995	7,523
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	1.630%	11/7/18	12,540	12,540
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	821
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,090	6,398
Gainesville FL Utilities System Revenue VRDO	1.620%	11/7/18	24,885	24,885
Gainesville FL Utilities System Revenue VRDO	1.620%	11/7/18	10,400	10,400
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	250	254
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	838
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	300	312
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	460	473
Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,607
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,019
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,320	1,380
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/21	1,500	1,605
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20	815	856
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21	735	786
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22	765	833
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,621
Jacksonville FL Special Revenue	5.000%	10/1/20	760	797
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,027
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20	7,215	7,600
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	1.720%	11/7/18 LOC	13,650	13,650
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,135
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,052
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,126
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,655
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,193
1 Miami Beach FL Resort Tax Revenue TOB VRDO	1.640%	11/7/18	9,240	9,240
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,518
1 Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	1.750%	11/7/18	15,690	15,690
1 Miami-Dade County FL Public Facilities Revenue (Jackson Health System) TOB VRDO	1.630%	11/7/18 (12)(Prere.)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,329
1 Miami-Dade County FL School Board COP TOB VRDO	1.680%	11/7/18 (Prere.)	19,500	19,500
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.630%	11/7/18 (12)	23,750	23,750
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.740%	11/7/18	17,015	17,015
North Brevard County FL Hospital District Revenue	5.000%	1/1/19	1,000	1,004
North Brevard County FL Hospital District Revenue	5.000%	1/1/22	1,660	1,771
Okeechobee County FL Solid Waste Disposal Revenue
(Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,059
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/18 (4)	775	775
Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19 (4)	1,380	1,392
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20 (4)	1,000	1,032
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21 (4)	1,000	1,046
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,000	1,095
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	4,240	4,459
Orlando FL Utility Commission Utility System Revenue VRDO	1.620%	11/7/18	28,400	28,400
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	4.000%	12/1/18	750	751
Pasco County FL School Board COP	1.960%	11/2/18 (2)	9,500	9,500
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/19	500	501
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,368
South Florida Water Management District COP	5.000%	10/1/19	1,760	1,807
South Florida Water Management District COP	5.000%	10/1/20	2,015	2,119
1 South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group)
TOB VRDO	1.720%	11/7/18	16,625	16,625
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/19	2,300	2,348
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20	1,125	1,176
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21	1,250	1,338
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22	1,075	1,173
1 South Miami FL Health Facilities Authority Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	1.700%	11/7/18	3,750	3,750
1 South Miami FL Health Financing Authority (Baptist Health Obligated Group) TOB VRDO	1.700%	11/7/18	22,840	22,840
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20	1,600	1,676
1 Tampa-Hillsborough FL County Expressway Authority Revenue TOB VRDO	1.660%	11/7/18	14,760	14,760

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	507
Volusia County FL School Board COP	5.000%	8/1/20 (15)	400	419
				465,347
Georgia (3.5%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	8,345	8,623
1 Atlanta GA Airport Revenue TOB VRDO	1.680%	11/7/18 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	3.037%	11/1/18	56,750	56,750
Augusta GA Water & Sewerage Revenue	5.000%	10/1/21	7,530	8,102
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,050	1,987
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,374
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19	15,785	15,672
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19	13,410	13,314
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,173
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,625	1,575
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/19	700	713
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	200	203
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/21	505	536
Douglas County GA GO	5.000%	4/1/20	3,200	3,330
Douglas County GA GO	5.000%	4/1/21	1,500	1,600
Forsyth County GA School District GO	5.000%	2/1/22	2,750	2,992
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	713
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	3.000%	4/1/19	235	236
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/20	590	613
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/19	500	501
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20	1,465	1,469
2 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	2.550%	2/18/20	18,825	18,888
Georgia GO	5.000%	2/1/19	1,140	1,149
Georgia GO	5.000%	7/1/19	5,000	5,102
Georgia GO	4.000%	11/1/19	1,040	1,061
Georgia GO	5.000%	1/1/20	975	1,008
Georgia GO	5.000%	1/1/20	21,000	21,718
Georgia GO	5.000%	2/1/20	17,710	18,356
Georgia GO	5.000%	7/1/20	1,255	1,315
Georgia GO	5.000%	12/1/20	1,740	1,842
Georgia GO	5.000%	2/1/21	29,110	30,953
Georgia GO	5.000%	2/1/21	25,000	26,582
Georgia GO	5.000%	7/1/21	4,640	4,983
Georgia GO	5.000%	7/1/21	2,945	3,163
Georgia GO	5.000%	7/1/21	6,870	7,378
Georgia GO	5.000%	7/1/21	660	709
Georgia GO	5.000%	7/1/21	47,720	51,247
Georgia GO	5.000%	9/1/21	6,395	6,893
Georgia GO	5.000%	10/1/21	6,580	7,105
Georgia GO	5.000%	1/1/22	16,110	17,496
Georgia GO	5.000%	1/1/24	5,000	5,522
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	1,000	1,031
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	2,500	2,683
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,130
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,635
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	16,137
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,595	2,640
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	6,964
Glynn County GA School District GO	5.000%	8/1/19	7,030	7,189
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	3.000%	4/1/20	150	152
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/21	350	371
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,000	1,010
Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	6/1/23	4,290	4,506
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	30,000	31,284
2 Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	2.342%	12/1/23	50,000	49,668
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	9,000	9,412

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Company Plant Scherer Project) PUT	2.050% 11/19/21		1,625	1,575
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,940	9,214
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,875	3,020
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	7,495	7,874
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,000	1,051
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,310	2,470
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	3,855	4,050
Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20	6,165	6,491
				571,503
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/18	630	631
Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	1,000	1,025
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	651
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21	500	525
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22	500	533
				3,365
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.050%	5/29/19	4,405	4,405
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.050%	5/29/19	2,275	2,275
Hawaii GO	5.000%	10/1/19	4,000	4,110
Hawaii GO	5.000%	10/1/20	2,750	2,899
Hawaii GO	4.000%	5/1/21	8,090	8,452
Hawaii GO	5.000%	4/1/22	5,500	5,994
Hawaii GO	5.000%	12/1/22	4,000	4,321
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,017
Honolulu HI City & County GO	5.000%	9/1/19	2,535	2,599
Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,228
Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,200
2 Honolulu HI City & County GO PUT	1.900%	9/1/20	5,500	5,495
2 Honolulu HI City & County GO PUT	1.900%	9/1/20	7,500	7,493
2 Honolulu HI City & County GO PUT	1.910%	9/1/20	7,500	7,493
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	6,500	6,494
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	10,500	10,490
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	9,250	9,241
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	7,500	7,493
1 Honolulu HI City & County GO TOB VRDO	1.750%	11/15/18	15,290	15,290
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/19 (Prere.)	1,395	1,423
				113,412
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/20	600	621
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/21	2,145	2,269
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/22	1,350	1,455
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/23	1,000	1,093
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	6,711
				12,149
Illinois (8.9%)
Chicago IL Board of Education GO	0.000%	12/1/21 (14)	315	285
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	95	95
Chicago IL Board of Education GO	5.000%	12/1/18	790	791
Chicago IL Board of Education GO	5.000%	12/1/18 (14)	100	100
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	250
Chicago IL Board of Education GO	5.000%	12/1/19	890	904
Chicago IL Board of Education GO	5.000%	12/1/19	16,110	16,370
Chicago IL Board of Education GO	5.000%	12/1/19	3,750	3,811
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	155	155
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	830	847
Chicago IL Board of Education GO	5.500%	12/1/19 (2)	120	123
Chicago IL Board of Education GO	5.000%	12/1/20	4,555	4,682
Chicago IL Board of Education GO	5.000%	12/1/20	6,000	6,167
Chicago IL Board of Education GO	5.000%	12/1/20	4,445	4,569
Chicago IL Board of Education GO	5.000%	12/1/20	2,580	2,582
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	400	416
Chicago IL Board of Education GO	5.000%	12/1/21	5,170	5,368
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,600
Chicago IL Board of Education GO	5.000%	12/1/21	7,000	7,269
Chicago IL Board of Education GO	5.000%	12/1/21	2,830	2,939
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	1,900	2,005

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.000%	12/1/22 (4)	500	536
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	2,000	2,166
Chicago IL GO	5.000%	12/1/19	1,270	1,294
Chicago IL GO	4.000%	1/1/20	100	101
Chicago IL GO	5.000%	1/1/20	150	153
Chicago IL GO	4.000%	1/1/21	1,250	1,259
Chicago IL GO	5.000%	1/1/21	1,685	1,742
Chicago IL GO	5.000%	1/1/22	715	747
Chicago IL GO	5.000%	1/1/23	5,185	5,463
Chicago IL GO	5.000%	1/1/24	1,150	1,220
Chicago IL Housing Authority Revenue	5.000%	1/1/21	1,400	1,475
Chicago IL Housing Authority Revenue	5.000%	1/1/22	1,330	1,428
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,012
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	4,420	4,441
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,127
Chicago IL O’Hare International Airport Revenue (Customer Facility Charge)	5.000%	1/1/21	3,980	4,180
Chicago IL O’Hare International Airport Revenue VRDO	1.610%	11/7/18 LOC	30,000	30,000
Chicago IL Park District GO	5.000%	1/1/20	250	257
Chicago IL Park District GO	5.000%	1/1/21	450	471
Chicago IL Park District GO	5.000%	1/1/23	790	839
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	995
Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19	1,250	1,262
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,300
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,000	1,058
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,845	1,954
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,095	3,325
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,695
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.700%	11/7/18	45,790	45,790
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.800%	11/7/18	57,165	57,165
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	2,075	2,084
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,000	1,004
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,030
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,030
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,030
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,222
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,151
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,550
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	810	866
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,010	2,178
Chicago IL Water Revenue	5.000%	11/1/18	675	675
Chicago IL Water Revenue	5.000%	11/1/20	1,000	1,047
1 Chicago IL Water Revenue TOB VRDO	1.780%	11/7/18	5,250	5,250
Chicago IL Waterworks Revenue	5.000%	11/1/18	1,155	1,155
Chicago IL Waterworks Revenue	4.000%	11/1/19	1,430	1,453
Chicago IL Waterworks Revenue	5.000%	11/1/19	1,620	1,662
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,619
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,781
Chicago IL Waterworks Revenue	5.000%	11/1/21	680	725
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,325	1,412
1 Chicago IL Transit Authority Revenue TOB VRDO	1.750%	11/7/18	19,396	19,395
1 Chicago IL Transit Authority Revenue TOB VRDO	1.850%	11/7/18	3,695	3,695
Cook County IL GO	3.000%	11/15/18	1,125	1,125
Cook County IL GO	5.000%	11/15/19	1,000	1,028
Cook County IL GO	5.000%	11/15/19	210	216
Cook County IL GO	5.000%	11/15/20	500	527
Cook County IL GO	5.000%	11/15/21	500	538
Cook County IL GO	5.000%	11/15/22	285	312
Cook County IL GO	5.250%	11/15/22	10,000	10,542
1 Cook County IL GO TOB VRDO	1.700%	11/7/18 LOC	7,500	7,500
1 Cook IL Sales Tax Revenue TOB VRDO	1.700%	11/7/18	11,370	11,370
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/18	1,620	1,623
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,429
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,557
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,690
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,823
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.650%	2/1/19	20,000	19,976
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	6,250	6,196
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.800%	2/13/20	500	497
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,500	5,577
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.900%	5/29/19	5,750	5,750

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	2,450	2,534
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	2,945
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	2.250%	4/29/22	7,500	7,403
1 Illinois Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.630%	11/7/18	10,360	10,360
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.720%	11/7/18 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	1.630%	11/7/18	13,125	13,125
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	1,025	1,027
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/19	200	202
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20	260	265
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,018
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,073
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/21	2,600	2,779
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,363
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,372
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20	700	729
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21	375	399
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	875	947
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	500	550
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/18	550	550
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19	1,000	1,015
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20	1,875	1,960
2 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.929%	5/1/21	2,500	2,509
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20	7,575	7,810
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,239
1 Illinois Finance Authority Revenue (Presence Health Network Obligated Group) TOB VRDO	1.630%	11/7/18	3,995	3,995
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	751
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	514
1 Illinois Finance Authority Revenue (Rush University Medical Center) TOB VRDO	1.700%	11/7/18 (Prere.)	8,570	8,570
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	3,000	3,115
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	965
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/19	500	509
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20	600	621
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	1,080	1,131
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	1.630%	11/7/18	19,835	19,835
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,275	6,192
Illinois GO	5.000%	11/1/18	243,825	243,825
Illinois GO	5.000%	11/1/18	1,740	1,740
Illinois GO	5.000%	12/1/18	13,100	13,125
Illinois GO	5.000%	12/1/18	4,750	4,759
Illinois GO	5.000%	1/1/19	700	703
Illinois GO	5.000%	1/1/19	6,655	6,680
Illinois GO	4.000%	2/1/19	8,050	8,076
Illinois GO	5.000%	2/1/19	14,660	14,743
Illinois GO	5.000%	2/1/19	1,620	1,629
Illinois GO	5.000%	4/1/19	3,375	3,407
Illinois GO	5.000%	4/1/19	2,500	2,524
Illinois GO	5.000%	5/1/19	12,250	12,389
Illinois GO	5.000%	6/1/19	3,750	3,799
Illinois GO	5.000%	7/1/19	5,220	5,298
Illinois GO	5.000%	8/1/19	15,000	15,250
Illinois GO	5.000%	11/1/19	77,195	78,884
Illinois GO	5.250%	1/1/20	1,305	1,337
Illinois GO	5.000%	2/1/20	4,850	4,963
Illinois GO	5.000%	2/1/20	730	747
Illinois GO	5.000%	5/1/20	2,250	2,312
Illinois GO	5.000%	8/1/20	1,260	1,299
Illinois GO	4.000%	9/1/20	1,830	1,858
Illinois GO	5.000%	10/1/20	13,785	14,255
Illinois GO	5.000%	10/1/20	8,265	8,547
Illinois GO	5.000%	11/1/20	61,420	63,591
Illinois GO	5.250%	1/1/21	1,155	1,193
Illinois GO	5.000%	3/1/21	1,000	1,030
Illinois GO	5.000%	4/1/21	3,390	3,495
Illinois GO	5.000%	7/1/21	8,260	8,536
Illinois GO	5.000%	10/1/21	11,915	12,339
Illinois GO	5.000%	10/1/21	2,060	2,133
Illinois GO	5.000%	11/1/21	32,775	33,964
Illinois GO	5.000%	1/1/22	100	102
Illinois GO	5.000%	4/1/22	1,650	1,708
Illinois GO	5.000%	7/1/22	4,385	4,546

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	8/1/22	3,500	3,630
Illinois GO	5.000%	10/1/22	13,785	14,310
Illinois GO	5.000%	11/1/22	14,100	14,642
Illinois GO	5.000%	11/1/23	11,000	11,468
Illinois Regional Transportation Authority Revenue PUT	1.880%	11/3/18	29,245	29,245
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	1,750	1,785
3 Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,353
3 Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,412
1 Illinois Sales Tax Revenue TOB VRDO	1.870%	11/7/18 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/19 (2)	385	377
Illinois Sports Facility Authority Revenue	0.000%	6/15/20 (2)	1,475	1,387
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	1,275	1,314
Illinois Toll Highway Authority Revenue VRDO	1.600%	11/7/18	29,850	29,850
Illinois Toll Highway Authority Revenue VRDO	1.620%	11/7/18	98,735	98,735
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	1.660%	11/7/18	10,360	10,360
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/20	3,495	3,644
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/18	1,000	1,002
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19	1,340	1,377
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20	1,000	1,052
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/22	12,000	12,940
1 Regional Transportation Authority IL TOB VRDO	1.640%	11/7/18	11,550	11,550
1 Regional Transportation Authority IL TOB VRDO	1.640%	11/7/18	16,000	16,000
1 Regional Transportation Authority IL TOB VRDO	1.640%	11/7/18	9,000	9,000
1 Regional Transportation Authority IL TOB VRDO	1.640%	11/7/18	7,195	7,195
1 Sales Tax Securitization Corp. IL TOB VRDO	1.770%	11/7/18	8,340	8,340
1 Sales Tax Securitization Corp. IL TOB VRDO	1.750%	11/7/18	12,270	12,270
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,067
1 Springfield IL Water Revenue TOB VRDO	1.810%	11/7/18	4,113	4,113
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/20	350	357
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22 (4)	500	520
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/20	8,730	8,893
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21	7,820	8,062
				1,451,316
Indiana (0.8%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/19	200	204
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20	370	387
Ball State University Student Fee Indiana Revenue	4.000%	7/1/19	1,000	1,013
Ball State University Student Fee Indiana Revenue	5.000%	7/1/20	525	550
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	750	755
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19	1,000	1,021
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,000	1,034
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20	805	843
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/21	1,685	1,778
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/21	1,225	1,306
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/22	1,520	1,635
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/22	1,000	1,085
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/23	1,000	1,092
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.850%	12/3/18	4,500	4,500
Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22	1,125	1,148
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,210	10,795
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,502
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19	700	720
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20	600	632
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21	500	539
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22	750	824
3 Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22	1,300	1,391
Indiana Finance Authority Revenue	5.000%	2/1/19	815	821
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	3,759
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	1,928
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/19	250	251
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20	500	514
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22	1,140	1,248
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22	1,250	1,369
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.750%	11/2/21	6,845	6,678
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	2.000%	8/1/19	1,110	1,108
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	1,850	1,819
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20 (Prere.)	55	54

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	2,460	2,423
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,040	3,000
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,800	3,750
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	6,245	6,127
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,210	4,130
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.690%	11/7/18	47,870	47,870
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,020
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,005
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	1,987
				125,615
Iowa (0.4%)
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	6,851
Iowa Finance Authority Revenue	5.000%	8/1/21 (Prere.)	4,790	5,144
Iowa Finance Authority Revenue	5.000%	8/1/22	1,135	1,190
2 Iowa Finance Authority Revenue PUT	1.956%	10/1/21	3,750	3,746
2 Iowa Finance Authority Single Family Mortgage Revenue PUT	1.900%	5/3/21	4,000	4,007
3 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/20	400	414
3 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/22	1,200	1,294
3 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/24	1,315	1,462
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,595
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,355
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22	3,465	3,627
Polk County IA GO	4.000%	6/1/20	11,585	11,923
Polk County IA GO	4.000%	6/1/21	12,135	12,661
				66,269
Kansas (0.2%)
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	250
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	252
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	355
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	510
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20	1,330	1,398
2 Kansas Department of Transportation Highway Revenue	1.912%	9/1/19	4,250	4,256
2 Kansas Department of Transportation Highway Revenue	1.879%	9/1/21	7,580	7,567
Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,340	1,395
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,030
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,263
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,238
Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/22	535	583
Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/23	600	663
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	512
				25,272
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,128
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20	400	405
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,270
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19	2,665	2,702
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20	1,025	1,068
Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	5.000%	9/1/23	520	574
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/23	705	778
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	1.850%	12/3/18	4,000	4,000
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	13,542
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,602
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	10,985	11,472
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	2,715
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/20	500	509
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/20	3,500	3,590
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/21	1,285	1,325
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/21	3,650	3,786
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/22	1,535	1,598
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/22	6,290	6,578
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/23	1,640	1,719
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/23	5,000	5,256
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	19,175	19,941
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	10,000	10,501
1 Kentucky Turnpike Authority Economic Development Road Revenue
(Revitalization Project) TOB VRDO	1.620%	11/7/18	6,380	6,380

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	6,600	6,579
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,754
3 Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	4.000%	11/1/19	17,810	18,138
				138,910
Louisiana (0.4%)
1 Franciscan Missionaries of Our Lady Health System Louisiana Obligated Group TOB VRDO	1.800%	11/7/18	9,475	9,475
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,620
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,569
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/19	10,645	10,821
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/20 (15)	1,665	1,749
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/21 (15)	1,925	2,058
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/21 (15)	1,045	1,117
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/22 (15)	2,275	2,481
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/22 (15)	2,145	2,344
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,438
1 Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of
Our Lady Health System Project) TOB VRDO	1.720%	11/7/18 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21	360	384
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22	285	309
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23	385	423
Louisiana Public Facilities Authority Revenue (Christus Health) PUT	5.000%	6/1/23	2,835	3,108
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	303
New Orleans LA GO	4.000%	12/1/18	700	701
New Orleans LA GO	4.000%	12/1/19	775	790
New Orleans LA Water Revenue	5.000%	12/1/18	500	501
Shreveport LA GO	3.000%	8/1/22 (15)	1,750	1,787
Shreveport LA Water & Sewer Revenue	5.000%	12/1/22 (15)	550	602
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	1.640%	11/7/18 LOC	16,600	16,600
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,765	2,808
				69,988
Maine (0.1%)
Maine GO	4.250%	6/1/19	1,015	1,028
Maine GO	5.000%	6/1/21	1,250	1,338
1 Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	1.640%	11/7/18	6,665	6,665
				9,031
Maryland (4.4%)
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,256
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,547
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,346
Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,567
Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,378
Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,336
Baltimore County MD BAN	4.000%	3/18/19	112,980	113,894
Baltimore County MD GO	5.000%	2/1/19	2,800	2,821
Baltimore County MD GO	5.000%	2/1/20	1,050	1,088
Baltimore County MD GO	5.000%	11/1/20	1,685	1,780
Baltimore County MD GO	5.000%	3/1/21	3,500	3,728
Baltimore County MD GO	5.000%	3/1/21	5,300	5,645
Baltimore County MD GO	5.000%	8/1/21	2,800	3,012
Baltimore MD Consolidated Public Improvement GO	5.000%	2/1/20	1,100	1,140
Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20	4,730	4,883
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	3,795	3,983
1 Baltimore MD GO TOB VRDO	1.640%	11/7/18	3,975	3,975
Frederick County MD GO	5.000%	8/1/20	2,145	2,252
Frederick County MD GO	5.000%	2/1/21	2,000	2,126
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/23	875	911
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/24	1,500	1,565
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,034
Maryland Department of Transportation Revenue	5.000%	12/15/18	16,020	16,079
Maryland Department of Transportation Revenue	4.000%	5/15/20	2,355	2,423
Maryland Department of Transportation Revenue	4.000%	9/1/21	20,665	21,674
Maryland Department of Transportation Revenue	5.000%	9/1/21	13,990	15,055
Maryland Department of Transportation Revenue	5.000%	6/1/24	9,320	10,352

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,859
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/19	1,205	1,217
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,490	1,525
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,878
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/19 (4)	675	682
Maryland GO	5.000%	3/1/19	10,000	10,104
Maryland GO	5.000%	3/15/19	1,090	1,103
Maryland GO	4.500%	8/1/19	1,400	1,427
Maryland GO	5.000%	8/1/19	5,060	5,175
Maryland GO	5.000%	3/1/20	14,640	15,206
Maryland GO	5.000%	3/1/20	12,450	12,931
Maryland GO	5.000%	6/1/20	22,910	23,948
Maryland GO	5.000%	8/1/20	2,135	2,241
Maryland GO	5.250%	8/1/20	29,620	31,217
Maryland GO	5.000%	6/1/21	12,000	12,854
Maryland GO	5.000%	8/1/21	15,000	16,126
Maryland GO	5.000%	8/1/21	46,385	49,866
Maryland GO	5.000%	8/1/21	20,000	21,501
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.000%	1/1/20	750	770
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.000%	1/1/21	1,000	1,048
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23	875	872
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,615	2,672
1 Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)
TOB VRDO	1.650%	11/7/18 LOC	24,300	24,300
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19	900	915
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/20	785	821
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.000%	7/1/21	1,380	1,444
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/19	10,570	10,677
Montgomery County MD GO	5.000%	7/1/19 (Prere.)	9,000	9,185
Montgomery County MD GO	5.000%	7/1/19	5,010	5,111
Montgomery County MD GO	5.000%	8/1/19	1,570	1,605
Montgomery County MD GO	5.000%	10/1/19	4,215	4,330
Montgomery County MD GO	5.000%	12/1/19	15,800	16,307
Montgomery County MD GO	5.000%	11/1/20	5,900	6,234
Montgomery County MD GO	5.000%	12/1/20	16,380	17,338
Montgomery County MD GO	5.000%	6/1/21	5,000	5,358
Montgomery County MD GO	5.000%	7/1/21	1,000	1,074
Montgomery County MD GO	5.000%	11/1/21	9,625	10,423
Montgomery County MD GO	5.000%	12/1/21	12,970	14,074
Prince George’s County MD GO	4.000%	7/15/21	4,210	4,412
Prince George’s County MD GO	5.000%	8/1/19	5,075	5,190
Prince George’s County MD GO	5.000%	9/15/19	4,780	4,906
Prince George’s County MD GO	5.000%	3/1/20	2,200	2,285
Prince George’s County MD GO	5.000%	9/15/20	1,720	1,812
Prince George’s County MD GO	5.000%	9/15/20	12,385	13,044
Prince George’s County MD GO	5.000%	7/15/21	9,500	10,207
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/18	140	140
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/19	400	409
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/20	200	208
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/21	500	526
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/22	300	319
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,995	5,058
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/20	4,040	4,205
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21	3,815	4,068
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/19	4,285	4,362
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20	12,870	13,250
Washington MD Suburban Sanitary Commission GO	5.000%	6/15/21	7,250	7,777
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22	2,975	3,155
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,260	7,390
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,585	7,720
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	4,820	5,037
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,550	2,665
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19	1,640	1,680
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20	1,735	1,812
				718,905

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Massachusetts (3.1%)
	Boston MA GO	5.000%	4/1/20	1,940	2,020
	Massachusetts Bay Transportation Authority General Transportation Revenue VRDO	1.560%	11/7/18	31,950	31,950
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19	4,500	4,590
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	1.900%	5/29/19	29,195	29,195
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,330
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	1,430	1,512
1	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.800%	11/7/18	6,665	6,665
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/19	2,050	2,086
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	1,255	1,307
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	500	530
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	765	825
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	2,740	2,954
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	500	546
	Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/20 (Prere.)	5,000	5,211
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,582
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	5,000	5,247
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	1,610	1,701
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	4,200	4,521
	Massachusetts Development Finance Agency Revenue
	(Lawrence General Hospital Obligated Group)	5.000%	7/1/19	450	457
	Massachusetts Development Finance Agency Revenue
	(Lawrence General Hospital Obligated Group)	5.000%	7/1/22	1,290	1,373
3	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,335	1,335
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/19	620	621
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	425	424
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	665	659
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/19	750	765
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	400	418
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,142
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,710
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	2.080%	1/29/20	5,750	5,755
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	808
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	750	768
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	500	519
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	750	793
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	440	473
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,493
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21	5,900	5,768
	Massachusetts Development Finance Agency Solid Waste Disposal Revenue
	(Dominion Energy Brayton Point Issue) PUT	5.750%	5/1/19 (Prere.)	3,460	3,527
2	Massachusetts GO	2.070%	2/1/19	865	865
[1,2] Massachusetts GO		2.150%	2/1/19	62,500	62,504
	Massachusetts GO	4.000%	5/23/19	20,000	20,231
	Massachusetts GO	4.000%	6/20/19	20,000	20,261
	Massachusetts GO	5.500%	12/1/19 (14)	1,940	2,013
2	Massachusetts GO	2.200%	2/1/20	1,500	1,503
	Massachusetts GO	5.000%	3/1/20	7,540	7,831
	Massachusetts GO	5.000%	7/1/21	15,505	16,647
	Massachusetts GO	5.000%	7/1/21	2,845	3,055
	Massachusetts GO	5.000%	8/1/21	5,000	5,378
	Massachusetts GO	5.250%	8/1/21	3,565	3,858
	Massachusetts GO	5.250%	8/1/21	6,395	6,921
	Massachusetts GO	5.000%	11/1/21	39,980	43,234
	Massachusetts GO	5.000%	1/1/22	7,490	8,130
	Massachusetts GO	5.000%	7/1/22	4,800	5,265
	Massachusetts GO PUT	1.050%	7/1/20	31,500	30,851
	Massachusetts GO PUT	1.700%	8/1/22	23,250	22,596
	Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	1.680%	11/1/18	20,300	20,300
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.030%	11/7/18 (4)	13,110	13,110
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.790%	11/2/18 (4)	3,550	3,550
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/20	1,500	1,561
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20	2,750	2,730
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21	12,500	12,374
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	5,805	5,717
2	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.959%	9/1/21	3,750	3,746
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	788
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	225	229
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	9,795	10,546

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/22	5,000	5,389
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19	1,000	1,025
Massachusetts Water Resources Authority Revenue	5.000%	8/1/24	9,300	9,975
University of Massachusetts Building Authority Revenue PUT	1.900%	5/30/19	9,185	9,185
				497,948
Michigan (1.7%)
Detroit MI City School District GO	5.000%	5/1/23	2,115	2,280
1 Detroit MI City School District GO TOB VRDO	1.780%	11/7/18 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	2.300%	11/7/18 (18)	17,845	17,845
Downriver Utility Wastewater Authority Michigan Revenue	5.000%	4/1/21 (4)	315	334
Downriver Utility Wastewater Authority Michigan Revenue	5.000%	4/1/22 (4)	400	431
Downriver Utility Wastewater Authority Michigan Revenue	5.000%	4/1/23 (4)	1,060	1,159
East Lansing MI School District GO	5.000%	5/1/19	450	457
Eastern Michigan University Revenue	5.000%	3/1/20 (15)	1,200	1,243
1 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.800%	11/7/18 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22	7,785	8,482
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/20	250	262
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/21	250	268
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System)	5.000%	11/15/18	1,515	1,517
Lansing MI School District GO	5.000%	5/1/19	765	777
Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,116
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,025	1,068
Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,439
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,413
Michigan Building Authority Revenue	5.000%	10/15/21	1,350	1,455
Michigan Finance Authority Revenue	5.000%	4/1/19	23,435	23,690
Michigan Finance Authority Revenue	5.000%	4/1/20	5,300	5,480
Michigan Finance Authority Revenue	5.000%	4/1/21	8,100	8,538
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,035	3,076
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,310	1,348
1 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.800%	11/7/18	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,566
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	2,909
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	800	815
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	7,000	7,300
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	300	313
Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/21 (14)	1,000	1,065
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.951%	10/15/21	15,625	15,586
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	751
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	250	251
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	545	562
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	1,750	1,922
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	22,110
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,460
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,268
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.625%	11/1/19	11,385	11,309
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,213
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	1,385	1,364
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,645	2,610
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	14,750	14,530
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23	3,535	3,486
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23	10,500	11,112
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24	7,500	7,997
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	600	601
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	1,100	1,134
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	1,165	1,230
Michigan Housing Development Authority Revenue	1.450%	4/1/20	3,750	3,711
3 Milan MI Area Schools GO	5.000%	5/1/20	765	789
3 Milan MI Area Schools GO	5.000%	5/1/22	500	536
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,180
Portage MI Public Schools GO	5.000%	5/1/19	550	558
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,509
Portage MI Public Schools GO	5.000%	11/1/20	750	792
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,374
Saline MI Area Schools GO	5.000%	5/1/22	1,000	1,090
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,359
University of Michigan Revenue	5.000%	4/1/19	2,215	2,243
University of Michigan Revenue	5.000%	4/1/20	1,500	1,561
University of Michigan Revenue	5.000%	4/1/20	1,750	1,822

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Michigan Revenue	5.000%	4/1/21	1,500	1,601
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	365	386
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	756
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	1,500	1,620
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	550
3 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/19	2,290	2,336
3 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/20	1,785	1,848
3 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/21	1,225	1,321
3 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/22	1,000	1,098
3 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/23	1,000	1,115
1 Wayne State University Michigan Revenue TOB VRDO	1.750%	11/7/18	2,500	2,500
				282,337
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/18	4,605	4,617
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	511
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	569
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/19	300	301
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/20	350	358
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	130
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/19	3,230	3,264
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	2,650	2,818
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/22	2,935	3,194
Minneapolis MN GO	2.000%	12/1/18	12,800	12,801
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/18	750	751
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19	750	772
Minneapolis MN Health Care System Revenue (Fairview Health Services) VRDO	1.720%	11/7/18 LOC	26,510	26,510
Minnesota General Fund Revenue	5.000%	6/1/21	3,670	3,927
Minnesota GO	5.000%	8/1/19 (ETM)	30	31
Minnesota GO	5.000%	8/1/19	2,270	2,321
Minnesota GO	5.000%	8/1/19	5,990	6,124
Minnesota GO	5.000%	8/1/20 (Prere.)	115	121
Minnesota GO	5.000%	8/1/21	1,750	1,881
Minnesota GO	5.000%	8/1/21	1,250	1,344
Minnesota GO	5.000%	10/1/22	19,625	21,605
Minnesota GO	5.000%	8/1/23	7,860	8,224
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20	8,665	9,002
Northern Minnesota Municipal Power Agency Electric System Revenue	4.000%	1/1/19	900	903
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/20	825	852
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,638
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	588	633
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	566
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	4.000%	11/15/20	400	413
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/21	500	537
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/22	370	405
University of Minnesota Revenue	5.000%	12/1/18 (ETM)	1,750	1,754
University of Minnesota Revenue	5.000%	12/1/20 (Prere.)	3,920	4,149
				124,026
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,269
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,036
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,680
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,556
2 Mississippi GO PUT	1.842%	9/1/20	5,035	5,039
2 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	2.900%	8/15/20	7,850	7,911
Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21	3,110	3,282
Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care Obligated Group) PUT	2.125%	1/9/19	1,875	1,873
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23	6,250	6,194
				29,840
Missouri (0.5%)
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	3.000%	11/1/18	250	250
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	3.000%	11/1/19	400	402

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	3.000%	11/1/20	400	401
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	3.000%	11/1/21	350	349
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/20	735	756
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/21	365	381
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,616
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	650
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,822
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,576
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,103
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,325
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/19	2,000	2,024
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20	2,660	2,763
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/19	1,000	1,014
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/21	1,640	1,703
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/23	1,285	1,351
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/21	1,250	1,337
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/19	985	990
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20	1,395	1,443
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21	2,880	3,089
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) PUT	5.000%	6/1/23	7,900	8,534
Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20	1,440	1,519
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	10,000	10,697
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	10,000	11,326
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	1.650%	11/1/18 LOC	19,600	19,600
St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,033
St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,053
				83,107
Montana (0.0%)
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/19	890	897
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,811
Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/21	665	694
Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/22	570	601
				4,003
Multiple States (2.6%)
4 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.620%	11/7/18 LOC	26,905	26,905
4 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.850%	11/8/18 LOC	25,000	25,000
4 Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	1.900%	11/1/18 LOC	23,660	23,660
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.730%	11/7/18 LOC	109,000	109,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.690%	11/7/18 LOC	167,800	167,800
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.690%	11/8/18 LOC	65,700	65,700
				418,065
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/18	2,080	2,085
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	57,510	59,076
Douglas County NE GO	4.000%	12/15/18	2,500	2,506
Douglas County NE GO	5.000%	12/15/19	2,605	2,692
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	4.000%	11/1/18	925	925
Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,180	5,156
3 Omaha NE GO	1.850%	1/15/19	1,000	1,000
3 Omaha NE GO	5.000%	1/15/21	1,200	1,272
3 Omaha NE GO	5.000%	1/15/22	1,000	1,084
University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,571
University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,426
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,179
University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/19	1,110	1,122
				86,094
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	250	261
Clark County NV School District GO	5.000%	6/15/20	48,275	50,358
Clark County NV School District GO	5.000%	6/15/20	3,125	3,260
Clark County NV School District GO	5.000%	6/15/20	520	543

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School District GO	5.000%	6/15/21	4,520	4,807
3 Clark County NV School District GO	5.000%	6/15/22	7,465	8,077
Clark County NV School District GO	5.000%	6/15/22	5,500	5,951
Clark County NV School District GO	5.000%	6/15/22	1,260	1,363
1 Clark County NV Water Reclamation District GO TOB VRDO	1.630%	11/7/18 (Prere.)	7,005	7,005
Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.250%	6/3/19	4,000	3,973
1 Las Vegas NV Convention & Visitors Authority TOB VRDO	1.680%	11/7/18	10,000	10,000
Nevada GO	5.000%	4/1/19	16,405	16,613
North Las Vegas NV GO	5.000%	6/1/21 (4)	2,100	2,230
North Las Vegas NV GO	5.000%	6/1/22 (4)	2,400	2,595
				117,036
New Hampshire (0.2%)
New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23	5,480	5,420
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/19	600	613
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20	1,265	1,318
1 New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	1.630%	11/7/18	15,645	15,645
New Hampshire Health & Education Facilities Authority Revenue
(Partners Healthcare System Inc.)	5.000%	7/1/20	350	366
New Hampshire Health & Education Facilities Authority Revenue
(Partners Healthcare System Inc.)	5.000%	7/1/21	1,085	1,162
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	3.000%	10/1/19	1,280	1,288
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,107
				27,919
New Jersey (3.9%)
Aberdeen NJ GO	2.750%	3/8/19	10,500	10,522
Atlantic City NJ GO	4.000%	3/1/19 (4)	250	251
Atlantic City NJ GO	5.000%	3/1/20 (4)	200	206
Atlantic City NJ GO	5.000%	3/1/21 (4)	650	683
Atlantic City NJ GO	5.000%	3/1/22 (4)	500	535
Bergen County NJ GO	2.500%	12/13/18	40,615	40,652
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19	3,200	3,223
Freehold Borough NJ BAN	2.250%	11/30/18	13,097	13,100
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	1,295	1,352
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22 (15)	1,095	1,192
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,144
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/22 (4)	1,700	1,855
1 Inspira Health Obligated Group New Jersey TOB VRDO	1.720%	11/7/18	2,100	2,100
Jersey City NJ Redevelopment Authority Revenue (Pathside Redevelopment Project)	3.000%	5/30/19	10,000	10,046
Lakewood Township NJ BAN	2.750%	6/27/19	14,000	14,041
Monmouth County NJ GO	3.000%	3/1/20	2,540	2,573
Monmouth County NJ GO	5.000%	7/15/21	4,855	5,218
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,725
New Brunswick NJ BAN	3.000%	5/30/19	10,275	10,327
New Jersey Building Authority Revenue	5.000%	6/15/19	5,000	5,077
New Jersey Economic Development Authority Revenue	5.000%	6/15/19	50,000	50,775
New Jersey Economic Development Authority Revenue	5.000%	6/15/19	1,000	1,015
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	5,965	6,279
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	3,050	3,248
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	2,000	2,130
New Jersey Economic Development Authority Revenue	5.000%	11/1/22	750	806
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,395	4,531
1 New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.750%	11/7/18	4,200	4,200
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	12/15/18	275	276
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	365	366
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	5,000	5,164
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	150	157
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	10	11
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,484
1 New Jersey Economic Development Authority Revenue
(School Facilities Construction) TOB VRDO	1.620%	11/7/18 LOC	18,310	18,310
1 New Jersey Economic Development Authority Revenue
(School Facilities Construction) TOB VRDO	1.650%	11/7/18 LOC	9,805	9,805
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	2,000	2,097
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	1,345	1,410
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	1,000	1,077
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	3,065	3,287
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21	265	282

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/20	700	730
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/21	1,250	1,321
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/22	1,500	1,601
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	1.600%	11/7/18 LOC	6,850	6,850
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20	2,100	2,195
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/19	1,200	1,210
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,018
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,024
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,019
1 New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) TOB VRDO	1.700%	11/7/18 (12)	8,684	8,684
1 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.640%	11/7/18	6,000	6,000
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20	4,000	3,962
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(GK Preservation LLC) PUT	2.450%	10/1/20	3,750	3,747
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue TOB VRDO	1.630%	11/7/18	5,050	5,050
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/19	400	404
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	39,050	39,711
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	307
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	43,175	44,870
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,276
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,340	8,934
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	8,949
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,375	1,507
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/19	1,250	1,269
New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22 (4)	1,120	1,227
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/23	2,000	2,177
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24	5,000	5,464
2 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.600%	12/15/19	35,000	35,051
2 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.800%	12/15/21	5,000	5,052
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19	850	864
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	5,445	5,927
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,750	4,065
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	2,105	2,302
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	4,000	4,421
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.875%	12/15/38	20,825	20,920
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/38	9,555	9,600
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.650%	11/7/18 LOC	18,750	18,750
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.730%	11/7/18	10,850	10,850
2 New Jersey Turnpike Authority Revenue	1.919%	1/1/21	2,500	2,499
2 New Jersey Turnpike Authority Revenue	2.059%	1/1/22	3,495	3,498
2 New Jersey Turnpike Authority Revenue	2.059%	1/1/22	4,535	4,539
2 New Jersey Turnpike Authority Revenue PUT	2.039%	1/1/21	22,065	22,111
2 New Jersey Turnpike Authority Revenue PUT	2.329%	1/1/23	10,000	10,070
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.700%	11/7/18	8,335	8,335
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.700%	11/7/18 (4)	6,500	6,500
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.750%	11/7/18	5,745	5,745
1 New Jersey Turnpike Authority Revenue TOB VRDO	1.750%	11/7/18 LOC	22,235	22,235
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	2,500	2,538
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20	2,000	2,077
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21	2,285	2,419
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22	1,500	1,615
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23	1,500	1,637
				629,658
New Mexico (0.8%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,850	1,940
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,287
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	1,000	989
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21	1,685	1,805
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22	9,800	10,721
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/22	3,395	3,590
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24	7,390	8,361
New Mexico GO	5.000%	3/1/19	1,200	1,212
New Mexico GO	5.000%	3/1/20	7,000	7,263

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico GO	5.000%	3/1/21	7,500	7,983
New Mexico GO	5.000%	3/1/21	5,000	5,322
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	2.162%	2/1/19	200	200
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	2.182%	8/1/19	1,000	999
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	2.262%	8/1/19	66,500	66,490
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19	9,055	9,229
New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	8,494
				135,885
New York (15.4%)
1 Battery Park City Authority New York Revenue TOB VRDO	1.690%	11/1/18 LOC	41,845	41,845
Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	4.000%	11/1/18	580	580
Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/19	325	334
Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/20	650	683
Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/21	500	535
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20	640	667
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/18	1,000	1,001
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19	680	696
Copiague Union Free School District GO	2.500%	2/20/19	21,884	21,912
Elmira City NY School District BANS	3.000%	6/27/19	11,000	11,050
1 Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	1.650%	11/7/18 LOC	6,065	6,065
Lockport NY BAN	2.500%	12/12/18	5,779	5,783
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/19 (Prere.)	1,890	1,919
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,000	1,075
2 Metropolitan NY Transportation Authority PUT	2.189%	7/1/21	25,000	25,000
Metropolitan Transportation Authority NY BAN	5.000%	9/1/20	4,825	5,053
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	30,000	31,910
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	49,000	52,119
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	12,500	13,296
Metropolitan Transportation Authority NY BAN	5.000%	9/1/21	51,800	55,378
2 Metropolitan Transportation Authority NY Revenue PUT	1.857%	4/1/21 (4)	33,375	33,241
1 Metropolitan Transportation Authority NY Revenue TOB VRDO	1.750%	11/7/18	8,000	8,000
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19	1,305	1,328
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/20	9,390	9,768
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	379
New York City NY GO VRDO	1.990%	11/5/18 (12)	35,900	35,900
New York City NY GO VRDO	1.750%	11/6/18 (4)	3,850	3,850
New York City NY GO VRDO	1.990%	11/7/18 (4)	14,750	14,750
New York City NY GO VRDO	2.010%	11/7/18 (4)	1,425	1,425
New York City NY GO VRDO	1.990%	11/8/18 (4)	33,150	33,150
New York City NY GO VRDO	1.990%	11/2/18 (4)	1,625	1,625
New York City NY GO	5.000%	8/1/19	15,440	15,786
New York City NY GO	3.000%	10/1/19	3,000	3,028
New York City NY GO	5.000%	8/1/20	8,410	8,825
New York City NY GO	5.000%	8/1/21	5,500	5,907
New York City NY GO	5.000%	8/1/21	13,865	14,890
New York City NY GO	5.000%	8/1/21	1,000	1,074
New York City NY GO	5.000%	8/1/21	12,180	13,081
New York City NY GO	5.000%	8/1/21	1,095	1,176
New York City NY GO	5.000%	8/1/22	37,000	40,566
New York City NY GO	5.000%	8/1/22	3,000	3,289
New York City NY GO	5.000%	8/1/22	4,965	5,322
New York City NY GO VRDO	1.700%	11/1/18 LOC	15,875	15,875
New York City NY GO VRDO	1.600%	11/7/18	35,665	35,665
New York City NY GO VRDO	1.600%	11/7/18 LOC	20,215	20,215
New York City NY GO VRDO	1.600%	11/7/18 LOC	23,050	23,050
New York City NY GO VRDO	1.600%	11/7/18 LOC	32,860	32,860
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	10,415	10,415
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	8,885	8,885
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	7,880	7,880
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	21,990	21,976
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	1,300	1,297
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.900%	5/1/21	5,000	4,927
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21	5,850	5,746
New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.200%	11/1/21	3,660	3,642
New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,112

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	1.620%	11/7/18 LOC	15,000	15,000
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,348
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,675
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,942
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	6,902
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue VRDO	1.570%	11/8/18	18,850	18,850
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/23	8,500	9,488
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	7,300	7,300
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	14,120	14,120
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	5,000	5,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	1.650%	11/7/18	36,940	36,940
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	11/1/18	8,250	8,250
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.600%	11/7/18	72,580	72,580
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	1.620%	11/7/18	8,040	8,040
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.630%	11/7/18	17,110	17,110
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.590%	11/1/18 (4)	1,975	1,975
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.990%	11/2/18 (4)	60,100	60,100
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,330
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	6,825	7,201
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.630%	11/7/18 LOC	15,000	15,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.680%	11/1/18	13,355	13,355
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/22	28,620	31,400
New York City NY Transitional Finance Authority Revenue VRDO	1.680%	11/1/18	27,355	27,355
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/22	15,600	17,115
1 New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.630%	11/7/18	1,000	1,000
1 New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.630%	11/7/18	8,000	8,000
1 New York Convention Center Development Corp. Revenue TOB VRDO	1.620%	11/7/18	10,400	10,400
1 New York Convention Center Development Corp. Revenue TOB VRDO	1.750%	11/7/18	7,020	7,020
1 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.900%	11/7/18	7,500	7,500
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.650%	11/7/18	37,805	37,805
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	1.650%	11/7/18	27,435	27,435
1 New York Liberty Development Corp. Revenue TOB VRDO	1.680%	11/7/18	2,035	2,035
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/21	3,365	3,523
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	6,000	6,463
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.050%	11/1/19	3,875	3,879
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.180%	11/1/19	23,500	23,538
1 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.650%	11/7/18	11,250	11,250
2 New York Metropolitan Transportation Authority Revenue PUT	1.812%	11/1/19	19,695	19,627
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/19	4,175	4,234
2 New York Metropolitan Transportation Authority Revenue PUT	2.212%	2/1/20	9,500	9,499
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	64,175	66,373
2 New York Metropolitan Transportation Authority Revenue PUT	2.127%	4/6/20 (4)	7,000	7,012
2 New York Metropolitan Transportation Authority Revenue PUT	2.180%	6/1/20	88,350	88,464
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	3,205	3,296
New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20	50,050	52,570
2 New York Metropolitan Transportation Authority Revenue PUT	2.050%	11/15/22	10,000	9,981
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	1.680%	11/7/18	12,500	12,500
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	1.680%	11/7/18	10,605	10,605
New York Metropolitan Transportation Authority Revenue VRDO	1.600%	11/7/18 LOC	26,545	26,545
New York Metropolitan Transportation Authority Revenue VRDO	1.600%	11/7/18 LOC	19,580	19,580
New York NY GO	5.000%	8/1/19	3,500	3,578
New York NY GO	5.000%	8/1/20	12,500	13,116
New York NY GO	5.000%	8/1/21	31,040	33,335
New York State Dormitory Authority Revenue	5.000%	3/15/21	50,000	53,273
New York State Dormitory Authority Revenue	5.000%	3/15/22	50,000	54,521
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,188
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/18	1,300	1,301
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/19	1,500	1,520
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/19	1,350	1,369
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	1,000	1,009
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	16,215	16,360
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,805	13,611
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	8,140	8,653
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	10,130	10,768

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	63,405	67,398
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	50,000	54,347
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.630%	11/7/18 (Prere.)	565	565
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18 (ETM)	370	370
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18	630	630
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19 (ETM)	600	617
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	1,025	1,042
1 New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.620%	11/8/18	7,500	7,500
1 New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds) TOB VRDO	1.610%	11/7/18	7,500	7,500
New York State Housing Finance Agency Affordable Housing Revenue	1.800%	5/1/20	1,620	1,610
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	2,950	2,900
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	3,570	3,510
New York State Housing Finance Agency Affordable Housing Revenue	1.900%	5/1/21	14,210	14,063
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	2,510	2,489
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,755	1,741
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	5,000	4,959
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,300	1,289
New York State Housing Finance Agency Housing Revenue	1.375%	11/1/19	2,000	1,986
New York State Housing Finance Agency Housing Revenue	1.600%	5/1/21	3,900	3,829
New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21	8,500	8,314
New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21	9,005	8,808
New York State Housing Finance Agency Housing Revenue	2.300%	5/1/22	4,500	4,418
New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22	6,865	6,863
New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22	7,890	7,887
New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	1.600%	11/7/18 LOC	26,900	26,900
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.610%	11/7/18 LOC	15,900	15,900
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	846
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	991
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,395
New York State Housing Finance Agency Revenue (Clinton Park) VRDO	1.590%	11/7/18 LOC	50,890	50,890
1 New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	1.620%	11/7/18	9,000	9,000
New York State Thruway Authority Revenue	5.000%	5/1/19	53,895	54,696
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/22	4,335	4,619
1 New York State Thruway Authority Revenue TOB VRDO	1.630%	11/7/18	13,000	13,000
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	32,280	33,576
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	20,442
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	12,860	13,696
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/20	1,500	1,508
New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.600%	11/7/18	15,130	15,130
New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.620%	11/7/18 LOC	10,600	10,600
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.660%	11/7/18 LOC	43,800	43,800
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.700%	11/7/18 LOC	23,500	23,500
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	260	265
Orange & Ulster Counties NY Board Cooperative Educational Services Revenue	3.000%	7/24/19	9,000	9,037
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.620%	11/7/18	3,750	3,750
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/19	6,000	6,056
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	5,000	5,189
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,775	1,839
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	4,435	4,690
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	1,000	1,046
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	1,075	1,155
2 Triborough Bridge & Tunnel Authority New York Revenue	2.040%	1/1/19 (4)	1,800	1,801
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.912%	2/1/19	10,350	10,351
Triborough Bridge & Tunnel Authority New York Revenue PUT	1.891%	9/26/19	12,500	12,499
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	2.010%	11/15/21	5,185	5,188
Westchester County NY GO	5.000%	1/1/19	500	503
Westchester County NY GO	5.000%	1/1/21	1,570	1,669
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/18	1,000	1,000
Westchester County NY Health Care Corp. Revenue	5.125%	11/1/20	850	892
Westhill NY Central School District BAN	3.000%	7/5/19	7,200	7,235
				2,489,207
North Carolina (1.4%)
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,345	3,512
Charlotte NC GO	5.000%	12/1/18	4,000	4,010
Charlotte NC GO	5.000%	7/1/22	3,725	4,085
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,360	1,405
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,420
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/19	3,575	3,597

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	1.630%	11/7/18	10,805	10,805
East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	3,623
East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	3,859
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/19	3,500	3,536
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/21	1,000	1,064
Greensboro NC Combined Enterprise System Revenue	5.250%	6/1/21	4,370	4,709
Guilford County NC GO	5.000%	5/1/19	1,820	1,848
Guilford County NC GO	5.000%	2/1/21	1,200	1,276
Mecklenburg County NC GO	5.000%	12/1/18	4,780	4,792
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/20	1,000	1,050
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	1,000	1,074
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	1.850%	12/3/18	23,750	23,747
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,257
North Carolina GO	5.000%	5/1/19	1,525	1,549
North Carolina GO	5.000%	5/1/20	2,300	2,400
North Carolina GO	5.000%	5/1/20	1,035	1,080
North Carolina GO	5.000%	6/1/20	2,840	2,970
North Carolina GO	5.000%	6/1/21	1,000	1,072
North Carolina GO	5.000%	6/1/21	17,915	19,208
North Carolina GO	4.000%	5/1/22	10,000	10,610
North Carolina GO	4.000%	6/1/22	3,140	3,335
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) VRDO	1.670%	11/7/18	32,860	32,860
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	1.950%	5/30/19	11,600	11,600
3 North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24	500	499
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	694
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/19	250	256
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/20	310	323
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/21	275	292
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/22	350	377
North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	669
North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	737
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	536
Raleigh NC Combined Enterprise System Revenue VRDO	1.560%	11/7/18	21,325	21,325
Raleigh NC GO	5.000%	9/1/22	2,000	2,201
Union County NC GO	5.000%	9/1/20	1,430	1,505
Union County NC GO	5.000%	9/1/21	1,200	1,293
Wake County NC GO	5.000%	3/1/21	1,645	1,752
Wake County NC GO	5.000%	3/1/21	2,395	2,551
Wake County NC GO	5.000%	3/1/21	2,385	2,540
Wake County NC GO	5.000%	4/1/21	2,400	2,562
Wake County NC GO	5.000%	3/1/22	8,200	8,936
Wake County NC Public Improvement GO	5.000%	9/1/21	1,505	1,622
				220,023
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/18	350	351
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/19	150	154
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/20	750	784
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,065
1 North Dakota Public Finance Authority Revenue TOB VRDO	1.690%	11/8/18	5,095	5,095
				7,449
Ohio (3.6%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.000%	11/15/20	1,460	1,527
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/18	1,145	1,148
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,642
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/19	1,000	1,021
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21	2,605	2,766
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22	3,750	4,051
Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22	12,175	13,225
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	1,250	1,293
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	7,929

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	24,451
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21	750	806
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22	750	819
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/20	275	285
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/21	285	298
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/21	925	992
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	412
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	444
Cleveland OH GO	4.000%	12/1/21	375	394
Cleveland OH GO	5.000%	12/1/22	500	550
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	1.600%	11/7/18 LOC	40,580	40,580
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,002
1 Cuyahoga OH CP TOB VRDO	1.740%	11/7/18	4,155	4,155
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	2.030%	11/15/21	7,500	7,500
1 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	1.640%	11/7/18	8,250	8,250
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.600%	11/7/18	31,750	31,750
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.600%	11/7/18	45,000	45,000
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.600%	11/7/18	17,110	17,110
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/19	560	561
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20	575	583
1 Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	1.660%	11/7/18 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,503
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	2,907
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,094
JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.650%	11/7/18	42,200	42,200
1 Kettering Health Network Obligated Group Ohio TOB VRDO	1.750%	11/7/18	5,580	5,580
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19	810	827
2 Lancaster OH Port Authority Gas Supply Revenue PUT	2.232%	8/1/19	18,575	18,580
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/19	1,165	1,194
1 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.750%	11/7/18	4,000	4,000
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,266
Ohio Common Schools GO VRDO	1.580%	11/7/18	2,775	2,775
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/19	1,045	1,073
Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/21	2,755	2,959
Ohio GO	2.000%	3/1/20	3,040	3,038
Ohio GO	5.000%	2/1/21	2,250	2,390
Ohio GO	5.000%	9/15/21	1,300	1,401
Ohio Higher Education GO	5.000%	5/1/20	10,520	10,975
Ohio Higher Education GO	5.000%	5/1/21	11,050	11,806
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,544
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,581
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,126
Ohio Highway Capital Improvements GO	5.000%	5/1/19	1,200	1,219
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.850%	11/7/18	13,000	13,000
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.850%	11/7/18	10,875	10,875
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.950%	11/1/18	13,250	13,250
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	20,000	21,616
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/20	1,125	1,188
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.850%	12/3/18	5,000	4,999
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,515	1,564
Ohio State University General Receipts Revenue	5.000%	12/1/20	1,250	1,322
Ohio State University General Receipts Revenue	5.000%	12/1/21	1,400	1,514
Ohio State University General Receipts Revenue	5.000%	12/1/22	1,110	1,225
Ohio State University General Receipts Revenue VRDO	1.560%	11/7/18	1,050	1,050
Ohio State University General Receipts Revenue VRDO	1.570%	11/7/18	64,515	64,515
Ohio State University General Receipts Revenue VRDO	1.570%	11/7/18	1,100	1,100
1 Ohio Turnpike Commission Turnpike Revenue TOB VRDO	1.700%	11/7/18	7,500	7,500
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/21	2,890	3,129
Ohio Water Development Authority Fresh Water Revenue	5.250%	12/1/21	1,250	1,347
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	3,890
2 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	1.820%	12/1/20	69,870	69,770
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18 (ETM)	1,510	1,514
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,883
University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,003
				586,231
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,293

Short-Term Tax-Exempt Fund

					Face	Market
				Maturity	Amount	Value•
			Coupon	Date	($000)	($000)
	Norman OK Regional Hospital Authority Revenue		4.000%	9/1/19	2,000	2,027
	Norman OK Regional Hospital Authority Revenue		5.000%	9/1/20	1,170	1,221
	Oklahoma City OK GO		5.000%	3/1/19	4,080	4,122
	Oklahoma City OK GO		4.000%	3/1/21	2,940	3,065
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)		5.000%	8/15/22	1,000	1,076
	Oklahoma Water Resources Board Revolving Fund Revenue		5.000%	4/1/19	3,000	3,038
	Oklahoma Water Resources Board Revolving Fund Revenue		5.000%	4/1/21	1,405	1,499
	Tulsa County OK	Independent School District No. 11 (Owasso) GO	3.000%	1/1/20	4,000	4,038
	Tulsa County OK	Independent School District No. 11 (Owasso) GO	4.000%	1/1/21	7,450	7,719
	Tulsa County OK	Independent School District No. 11 (Owasso) GO	4.000%	1/1/22	7,450	7,820
	Tulsa County OK	Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/20	1,500	1,573
	Tulsa County OK	Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21	825	884
	Tulsa County OK	Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22	825	900
	Tulsa County OK	Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23	500	553
	Tulsa County OK Industrial Authority Housing Revenue
	(St. Thomas Square & Worthington Townhouse Apartment Project) PUT		1.700%	2/1/19	5,750	5,744
						47,572
Oregon (0.8%)
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)		2.600%	11/15/23	3,100	3,050
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)		2.800%	5/15/24	575	566
	Multnomah County OR GO		5.000%	6/1/19	7,960	8,101
	Multnomah County OR GO		5.000%	6/1/20	8,345	8,725
	Multnomah County OR GO		5.000%	6/1/21	8,770	9,399
	Multnomah County OR GO		5.000%	6/1/22	9,205	10,084
	Oregon Department of Transportation Highway User Tax Revenue		5.000%	11/15/21	6,020	6,512
1	Oregon Department of Transportation Highway User Tax Revenue TOB VRDO		1.660%	11/7/18	5,000	5,000
1	Oregon Facilities Authority Revenue (Reed College Project) TOB VRDO		1.630%	11/7/18	7,500	7,500
	Oregon GO		5.000%	11/1/18	3,750	3,750
	Oregon GO		3.000%	5/1/19	2,500	2,514
	Oregon GO		3.000%	6/1/19	1,000	1,006
	Oregon GO		3.000%	11/1/19	1,000	1,010
	Oregon GO		5.000%	5/1/20	2,725	2,843
	Oregon GO		5.000%	8/1/20	3,300	3,464
	Oregon GO		5.000%	11/1/20	3,100	3,274
	Oregon GO		5.000%	5/1/21	2,065	2,208
	Oregon GO		5.000%	6/1/21	2,075	2,224
	Oregon GO		5.000%	8/1/21	1,750	1,882
	Oregon GO		4.000%	11/1/21	3,610	3,800
	Oregon GO		5.000%	5/1/22	4,105	4,389
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO		1.600%	11/7/18	13,140	13,140
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue		3.000%	11/1/18	4,490	4,490
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue		5.000%	11/1/18	8,110	8,110
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue		3.000%	11/1/19	2,200	2,201
	Washington County OR GO		5.000%	3/1/19	2,365	2,389
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO		4.000%	6/15/20	1,600	1,648
						123,279
Pennsylvania (4.4%)
	Allegheny County PA Higher Education Building Authority University Revenue
	(Robert Morris University)		3.000%	10/15/22	600	598
	Allegheny County PA Hospital Development Authority Revenue		5.000%	4/1/22	1,750	1,881
	Allegheny County PA Hospital Development Authority Revenue		5.000%	5/15/22	1,335	1,390
	Allegheny County PA Hospital Development Authority Revenue		5.000%	4/1/23	1,625	1,771
	Allegheny County PA Hospital Development Authority Revenue
	(Children’s Hospital of Pittsburgh Project) VRDO		1.610%	11/7/18 LOC	1,250	1,250
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)		2.290%	2/1/21	4,465	4,483
[1,2] Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT		1.770%	12/3/18 LOC	10,000	10,000
1	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO		1.630%	11/8/18 LOC	9,895	9,895
	Allegheny County PA Port Authority Revenue		5.250%	3/1/22	5,000	5,326
	Allentown PA City School District TRAN		2.200%	1/2/19	2,625	2,624
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue		5.000%	5/1/22	1,875	1,964
	Beaver County PA GO		4.000%	4/15/19 (15)	950	957
	Beaver County PA GO		4.000%	4/15/20 (15)	660	675
	Beaver County PA GO		4.000%	4/15/21 (15)	695	718
	Beaver County PA GO		4.000%	4/15/22 (15)	720	751
	Berks County PA Industrial Development Authority Health System Revenue
	(Tower Health Project)		5.000%	11/1/22	500	543

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
TOB VRDO	1.700%	11/7/18	9,750	9,750
2 Bethlehem PA Area School District Authority Revenue PUT	2.077%	11/1/21	10,990	10,959
2 Bethlehem PA Area School District Authority Revenue PUT	2.087%	11/1/21	5,390	5,376
Bethlehem PA GO	5.000%	12/1/21 (4)	305	329
Bethlehem PA GO	5.000%	12/1/22 (4)	300	330
Bethlehem PA Water Authority Revenue	5.000% 11/15/18 (15)		500	501
Bucks County PA GO	5.000%	5/1/19	1,500	1,523
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/19 (15)	500	506
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/22 (15)	1,725	1,878
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000% 11/15/22		800	870
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	983
Coatesville PA School District GO	4.000%	8/1/20 (4)	325	333
Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,352
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20	1,125	1,168
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	1,000	1,058
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,760	1,893
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23	2,625	2,866
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/19	1,265	1,279
Delaware County PA GO	5.000%	10/1/19	3,025	3,108
Delaware County PA GO	5.000%	10/1/20	2,700	2,845
1 Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	1.750%	11/7/18	6,380	6,380
2 Downingtown PA Area School District GO PUT	2.300%	5/1/19	5,075	5,077
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/20	575	601
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/22	815	885
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	551
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/21	750	787
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,745	2,812
2 Hempfield PA School District GO PUT	2.062%	8/1/19	8,865	8,873
Hempfield PA School District GO	2.032%	8/1/19	1,905	1,907
Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,239
3 Kennett PA Consolidated School District GO	4.000%	2/15/20	350	358
3 Kennett PA Consolidated School District GO	4.000%	2/15/21	720	747
3 Kennett PA Consolidated School District GO	4.000%	2/15/22	800	841
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/22	1,000	1,082
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/19	500	510
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20	820	854
1 Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)
TOB VRDO	1.750%	11/7/18	7,425	7,425
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,050
Luzerne County PA GO	5.000%	12/15/21 (4)	1,500	1,606
Luzerne County PA GO	5.000%	12/15/22 (4)	1,000	1,089
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/21 (4)	1,190	1,261
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/22 (4)	1,305	1,401
2 Manheim Township PA School District GO	1.754%	5/1/19	700	700
2 Manheim Township PA School District GO	1.804%	5/1/20	750	751
2 Manheim Township PA School District GO	1.854%	5/3/21	1,000	1,002
2 Manheim Township PA School District GO	1.954%	11/1/21	1,125	1,130
2 Manheim Township PA School District GO PUT	2.004%	11/1/21	2,000	2,009
Montgomery County PA GO	5.000%	4/1/19	1,840	1,863
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19 (ETM)	490	498
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	510	518
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	506
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20	1,260	1,310
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21	1,320	1,393
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/22	825	898
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/23	1,275	1,410
2 Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University) PUT	2.320%	9/1/23	9,250	9,246
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/19	2,805	2,817

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Montgomery County PA Industrial Development Authority Pollution Control Revenue
	(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,979
	Montgomery County PA Industrial Development Authority Pollution Control Revenue
	(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,967
	Montgomery County PA Industrial Development Authority Pollution Control Revenue
	(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	11,250	11,198
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/18	570	570
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/20	650	641
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22	785	785
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	773
1	Mount Lebanon PA School District GO TOB VRDO	1.650%	11/7/18	15,500	15,500
2	North Penn PA Water Authority Revenue	1.862%	11/1/18	700	700
2	North Penn PA Water Authority Revenue PUT	2.010%	11/1/19	2,500	2,500
	Northampton County PA General Purpose Authority Hospital Revenue
	(St. Luke’s Hospital Project)	4.000%	8/15/19	1,340	1,359
	Northampton County PA General Purpose Authority Hospital Revenue
	(St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,046
2	Northampton County PA General Purpose Authority Hospital Revenue
	(St. Luke’s Hospital Project) PUT	3.000%	8/15/20	8,125	8,204
	Northampton County PA Industrial Development Authority Revenue
	(Morningstar Senior Living, Inc. Project)	3.250%	7/1/19	940	941
	Pennsylvania COP	5.000%	7/1/20	470	489
	Pennsylvania COP	5.000%	7/1/22	300	323
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22	5,000	5,290
1	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)
	TOB VRDO	1.700%	11/7/18	3,335	3,335
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	1.970%	1/2/19	5,005	5,005
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20	7,290	7,439
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	5,265	5,373
	Pennsylvania GO	5.000%	3/1/20	11,310	11,721
	Pennsylvania GO	5.000%	1/1/21	19,835	20,946
	Pennsylvania GO	5.000%	3/1/21	11,900	12,613
	Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	10,824
	Pennsylvania GO	5.000%	11/15/21 (Prere.)	8,250	8,930
	Pennsylvania GO	5.000%	3/1/22	5,100	5,512
	Pennsylvania GO	5.000%	8/15/23	10,000	11,059
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20	3,575	3,733
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20	1,205	1,258
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21	4,830	5,157
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21	1,285	1,372
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22	5,920	6,442
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22	1,360	1,480
1	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)
	TOB VRDO	1.660%	11/7/18	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,305	2,303
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.850%	5/1/21	1,605	1,597
1	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
	(Philadelphia Funding Program) TOB VRDO	1.630%	11/7/18	6,315	6,315
	Pennsylvania State University Revenue	5.000%	9/1/19	500	512
	Pennsylvania State University Revenue	5.000%	9/1/19	4,220	4,326
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/18	1,250	1,253
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19	1,260	1,300
[2,3] Pennsylvania Turnpike Commission Revenue		0.000%	11/8/18	25,000	25,000
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,343
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,273
	Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	22,484
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	19,330
2	Pennsylvania Turnpike Commission Revenue	1.950%	12/1/20	3,750	3,742
2	Pennsylvania Turnpike Commission Revenue	2.870%	12/1/20	1,930	1,954
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	343
2	Pennsylvania Turnpike Commission Revenue	2.030%	12/1/21	10,000	9,979
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	405
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	275
3	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	5,250	5,576
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	1,000	1,097
3	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	4,300	4,632

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Pennsylvania Turnpike Commission Revenue PUT	2.400%	12/1/18	8,500	8,504
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.800%	11/7/18	1,880	1,880
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.800%	11/7/18	5,595	5,595
Philadelphia Gas Works Co. Revenue	5.000%	8/1/19	5,890	6,012
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,671
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,510	6,674
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,672
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,100	3,374
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/20	1,005	1,038
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/21	715	750
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/22	1,000	1,063
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/23	1,000	1,074
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,788
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,788
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,112
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,184
Philadelphia PA School District GO	5.000%	9/1/21	1,100	1,173
Philadelphia PA School District GO	5.000%	9/1/23	845	924
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	1.650%	11/7/18 (4)	42,770	42,770
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	3.000%	12/15/18	620	621
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/20	500	516
Pittsburgh PA GO	5.000%	9/1/21	500	534
Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,138
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	12,995	13,637
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/21 (4)	13,650	14,650
2 Pittsburgh PA Water & Sewer Authority Revenue PUT	2.265%	12/1/20 (4)	50,000	50,022
Reading PA School District GO	5.000%	3/1/22 (4)	540	580
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/18	500	500
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/21	1,000	1,075
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/22	765	837
Scranton PA School District GO	5.000%	6/1/19	500	507
Scranton PA School District GO	5.000%	6/1/20	645	667
2 Scranton PA School District GO PUT	2.384%	4/1/21	2,875	2,880
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21	675	717
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22	300	325
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,702
1 Tower Health Obligated Group Pennsylvania TOB VRDO	1.720%	11/7/18	4,500	4,500
University Area Joint Authority Pennsylvania Sewer Revenue	4.000%	11/1/20 (15)	1,535	1,585
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/21 (15)	1,245	1,337
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22 (15)	545	596
1 University of Pittsburgh PA Revenue TOB VRDO	1.630%	11/7/18 (Prere.)	7,500	7,500
1 University of Pittsburgh-of the Commonwealth System of Higher Education TOB VRDO	1.630%	11/7/18 (Prere.)	4,430	4,430
West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	860	869
1 Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.750%	11/7/18 (15)	5,665	5,665
1 Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.750%	11/7/18 (15)	3,685	3,685
York County PA School of Technology Authority Lease Revenue	3.000%	2/15/19 (15)	300	301
York County PA School of Technology Authority Lease Revenue	4.000%	2/15/20 (15)	500	511
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/21 (15)	740	782
				712,898
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20 (14)	1,025	1,049
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	3,250	3,272
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	2,595	2,617
Puerto Rico GO	5.500%	7/1/20 (14)	1,700	1,753
Puerto Rico GO	5.500%	7/1/20 (14)	515	531
				9,222
Rhode Island (0.1%)
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22	500	539
1 Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island) TOB VRDO	1.700%	11/7/18	6,670	6,670
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/19	1,760	1,784
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/20	1,650	1,710
				10,703

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (0.7%)
Columbia SC Waterworks & Sewer System Revenue VRDO	1.600%	11/7/18 LOC	3,115	3,115
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/18	700	701
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19	1,050	1,085
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	750	750
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19	560	575
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21	1,000	1,068
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21	500	534
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20	1,000	1,050
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	10,000	10,462
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,002
South Carolina Educational Facilities Authority Revenue (Furman University) VRDO	1.700%	11/1/18	14,450	14,450
South Carolina GO	5.000%	4/1/19 (ETM)	1,500	1,519
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/20	1,310	1,354
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21	1,900	2,009
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	7,205	7,248
South Carolina Public Service Authority Revenue	4.000%	12/1/19 (ETM)	2,715	2,772
South Carolina Public Service Authority Revenue	5.000%	12/1/19	2,150	2,209
South Carolina Public Service Authority Revenue	5.000%	12/1/19	8,850	9,095
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,475	1,516
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,250	1,285
South Carolina Public Service Authority Revenue	4.000%	12/1/20 (ETM)	450	467
South Carolina Public Service Authority Revenue	5.000%	12/1/20	4,125	4,328
South Carolina Public Service Authority Revenue	5.000%	12/1/20	21,000	22,031
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,850	3,041
South Carolina Public Service Authority Revenue	5.000%	12/1/21	1,100	1,174
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,135	2,278
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,110	1,191
1 South Carolina Public Service Authority Revenue TOB VRDO	1.850%	11/7/18	3,295	3,295
1 South Carolina Public Service Authority TOB VRDO	1.850%	11/7/18	2,300	2,300
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21	4,000	4,297
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,717
				109,918
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/19	1,840	1,884
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/20	1,130	1,187
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/21	1,500	1,609
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	500
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/18	800	800
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	402
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19	600	617
				6,999
Tennessee (2.1%)
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	1.710%	11/1/18 LOC	13,985	13,985
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.710%	11/1/18 LOC	1,600	1,600
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.710%	11/1/18 LOC	11,470	11,470
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.710%	11/1/18 LOC	8,060	8,060
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.710%	11/1/18 LOC	13,165	13,165
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/19	1,575	1,604
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,563
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,144
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,250	1,354
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	989
Hamilton County TN GO	5.000%	1/1/21	1,200	1,241
Hamilton County TN GO	5.000%	4/1/21	10,810	11,533
Knox County TN GO	5.000%	6/1/21	1,435	1,538
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	2,938
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	402
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	393
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	407

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,039
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	652
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	3,200	3,265
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	17,550	17,243
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.710%	11/1/18 LOC	1,200	1,200
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.710%	11/1/18 LOC	30,980	30,980
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.710%	11/1/18 LOC	12,825	12,825
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,198
Shelby County TN GO	5.000%	4/1/19	750	760
Shelby County TN GO	5.000%	3/1/21	1,210	1,289
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/20	1,000	1,041
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	1.650%	11/1/18 (4)	54,085	54,085
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	1.670%	11/1/18 (4)	36,160	36,160
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	8,873
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	22,540	23,098
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	3,500	3,605
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	2,500	2,622
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,500	2,703
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	37,750	39,150
Tennessee GO	5.000%	8/1/21	1,000	1,076
Tennessee GO	5.000%	2/1/22	7,270	7,909
Tennessee GO	4.000%	8/1/22	6,865	7,299
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/21	2,500	2,701
Williamson County TN GO	5.000%	4/1/19	4,070	4,122
Williamson County TN GO	5.000%	4/1/21	500	534
Williamson County TN GO	5.000%	4/1/21	2,800	2,988
				342,803
Texas (14.4%)
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,340
Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,203
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,302
Alvin TX Independent School District GO PUT	2.150%	8/15/21	7,500	7,432
Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,232
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,244
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/19	650	653
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/19	600	602
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20	650	670
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20	500	516
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21	560	591
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21	530	560
Austin TX Affordable Multifamily Housing Revenue (Commons at Goodnight Apartments) PUT	1.850%	7/1/20	10,000	9,867
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	200	210
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	150	160
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	150	163
5 Austin TX GO	5.000%	9/1/19	2,865	2,935
Bexar County TX GO	5.000%	6/15/20	7,840	8,195
Bexar County TX GO	5.000%	6/15/20	2,595	2,712
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	5,739
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/19	630	634
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	700	727
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,000	1,053
3 Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22	3,500	3,630
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,636
Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,547
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	9,950	9,801
Clear Creek TX Independent School District GO PUT	2.150%	8/16/21	7,500	7,424
Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.990%	11/8/18 (4)	4,900	4,900
Colorado River TX Municipal Water District Revenue	5.000%	1/1/21	770	814
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,374
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,312

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19	2,750	2,746
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	4,020	4,268
	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/24	10,140	10,767
	Cypress-Fairbanks TX Independent School District GO PUT	2.500%	8/15/19	17,000	17,043
	Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19	19,290	19,563
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,000	4,921
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,375	5,290
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20	5,700	5,768
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	12,000	12,033
	Dallas TX GO	5.000%	2/15/19	6,215	6,269
	Dallas TX GO	5.000%	2/15/19	8,565	8,639
	Dallas TX GO	5.000%	2/15/20	1,255	1,301
	Dallas TX GO	5.000%	2/15/20	7,165	7,426
	Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,548
	Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,114
	Dallas TX Independent School District GO PUT	5.000%	2/15/20	15,000	15,518
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20	3,000	3,158
	Deer Park TX Independent School District GO PUT	3.000%	10/1/19	8,580	8,642
	Denton County TX GO	4.000%	7/15/19	2,500	2,535
	Denton County TX GO	5.000%	7/15/20	1,100	1,152
	Dickinson TX Independent School District GO PUT	1.350%	8/1/19	2,750	2,733
	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19	1,435	1,469
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	10,000	9,987
	El Paso TX GO	5.000%	8/15/19	3,500	3,580
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,485
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,007
	Fort Bend County TX GO	5.000%	3/1/19	2,000	2,020
	Fort Bend TX Independent School District GO	5.000%	8/15/22	2,455	2,577
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/19	3,885	3,861
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	5,580	5,489
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,385	5,244
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,050
1	Fort Worth TX Special Tax Revenue TOB VRDO	1.770%	11/7/18	11,675	11,675
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,155
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	1,680	1,743
	Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21	1,880	1,955
	Friendswood TX Independent School District GO	5.000%	2/15/19	1,810	1,826
	Frisco TX GO	4.000%	2/15/19	7,650	7,695
	Frisco TX GO	5.000%	2/15/20	8,435	8,745
	Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,612
	Galveston County TX GO	4.000%	2/1/19	500	503
	Galveston County TX GO	4.000%	2/1/20	1,200	1,229
	Garland TX GO	5.000%	2/15/19	3,000	3,026
	Georgetown TX Independent School District GO PUT	2.500%	8/1/19	1,500	1,504
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20	12,000	12,231
	Georgia GO PUT	1.950%	8/14/20	6,750	6,708
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,514
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/23	1,650	1,747
	Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19	5,000	4,962
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	10/1/23	15,000	16,599
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23	87,200	95,267
	Grand Prairie TX Independent School District GO	5.000%	2/15/19	2,420	2,441
[1,2] Grapevine-Colleyville TX Independent School District GO PUT TOB		1.750%	1/3/19	22,035	22,035
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	3,750	3,742
	Harlandale TX Independent School District GO PUT	3.000%	8/15/21	13,775	13,899
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	2.430%	6/1/21	1,000	1,012
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System) TOB VRDO	1.690%	11/1/18 LOC	5,740	5,740
2	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(Texas Children’s Hospital) PUT	2.410%	6/1/20	32,500	32,714
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/19	500	515
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/20	860	907
	Harris County TX GO	5.000%	10/1/19	1,550	1,592
	Harris County TX GO	5.000%	8/15/20	4,250	4,459
	Harris County TX GO	5.000%	10/1/20	4,635	4,879
	Harris County TX GO	5.000%	10/1/20	3,005	3,163
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.990%	11/8/18 (4)	900	900

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.990%	11/8/18 (4)	4,450	4,450
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	1.700%	11/1/18	12,600	12,600
1 Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	1.630%	11/7/18	6,660	6,660
1 Harris TX TOB VRDO	1.630%	11/7/18	24,835	24,835
Hays County TX GO	5.000%	2/15/22	600	650
Houston TX GO	5.000%	3/1/19 (Prere.)	10,500	10,607
Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,157
Houston TX GO	5.000%	3/1/20	15,000	15,561
Houston TX GO	5.000%	3/1/20	3,030	3,143
Houston TX GO	5.000%	3/1/20	1,275	1,287
Houston TX GO	5.000%	3/1/20	2,500	2,594
Houston TX GO	5.000%	3/1/21	17,850	18,975
Houston TX GO	5.000%	3/1/21	2,500	2,650
Houston TX GO	5.000%	3/1/22	3,000	3,259
Houston TX GO	5.000%	3/1/23	1,750	1,936
Houston TX Independent School District GO	5.000%	2/15/20	18,970	19,671
Houston TX Independent School District GO	5.000%	2/15/21	17,510	18,593
Houston TX Independent School District GO PUT	1.375%	6/1/19	1,000	996
Houston TX Independent School District GO PUT	3.000%	6/1/19	27,520	27,662
Houston TX Independent School District GO PUT	2.200%	6/1/20	6,000	5,993
Houston TX Independent School District GO PUT	2.400%	6/1/21	3,000	2,995
Houston TX Independent School District GO PUT	2.400%	6/1/21	3,400	3,390
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,752
Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,843
Houston TX Utility System Revenue	4.000%	11/15/21	1,795	1,884
2 Houston TX Utility System Revenue PUT	2.500%	5/1/20	36,500	36,701
2 Houston TX Utility System Revenue PUT	1.957%	8/1/21	42,600	42,482
Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,145
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,137
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21	1,250	1,342
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22	1,000	1,095
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,074
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,522
Katy TX Independent School District GO	5.000%	2/15/20	2,600	2,696
2 Katy TX Independent School District GO PUT	2.077%	8/15/19	17,165	17,176
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/19	1,100	1,112
Klein TX Independent School District GO	5.000%	8/1/19	2,025	2,071
Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	5,000	5,023
Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20	15,500	15,402
Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,075
Lewisville TX Independent School District GO	5.000%	8/15/19	3,775	3,864
Lewisville TX Independent School District GO	5.000%	8/15/22	1,185	1,300
Lone Star College System Texas GO	5.000%	2/15/21	1,000	1,062
1 Lone Star College System Texas GO TOB VRDO	1.630%	11/7/18 (Prere.)	17,400	17,400
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,037
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	703
1 Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.) TOB VRDO	1.720%	11/7/18	5,370	5,370
Lubbock TX GO	5.000%	2/15/19	1,000	1,009
Lubbock TX GO	5.000%	2/15/20	1,150	1,192
Lubbock TX GO	5.000%	2/15/20	1,010	1,047
Mansfield TX Independent School District GO PUT	2.500%	8/1/21	6,435	6,454
Midlothian Independent School District GO PUT	2.500%	8/1/20	5,500	5,518
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	1.970%	1/2/19	17,075	17,074
Missouri City TX GO	4.000%	6/15/19	1,000	1,012
New Caney TX Independent School District GO PUT	3.000%	8/15/21	7,500	7,612
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/21	1,855	1,989
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/21	730	754
North East TX Independent School District GO	5.000%	8/1/21	1,160	1,245
North East TX Independent School District GO PUT	1.420%	8/1/21	565	548
North East TX Independent School District GO PUT	2.375%	8/1/22	7,000	6,954
North East TX Regional Mobility Authority Revenue	5.000%	1/1/20	650	669
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20	1,410	1,471
North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21	1,450	1,551

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/21	1,540	1,647
North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20	1,405	1,466
North Texas Municipal Water District Water System Revenue	5.000%	9/1/19	6,105	6,252
North Texas Municipal Water District Water System Revenue	5.250%	9/1/22	4,405	4,822
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	703
North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,276
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,143
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,232
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,702
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	2,886
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	2,875
2 North Texas Tollway Authority System Revenue PUT	2.400%	1/1/19	13,580	13,583
2 North Texas Tollway Authority System Revenue PUT	2.270%	1/1/20	33,940	34,031
1 North Texas Tollway Authority System Revenue TOB VRDO	1.800%	11/7/18	5,400	5,400
North Texas Tollway Authority System Revenue VRDO	1.620%	11/7/18 LOC	59,205	59,205
Northside Independent School District Texas GO PUT	2.750%	8/1/23	15,840	15,903
Northside Independent School District Texas GO	5.000%	2/15/19	2,505	2,527
Northside Independent School District Texas GO	5.000%	8/1/20	2,315	2,427
Northside Independent School District Texas GO PUT	1.450%	6/1/20	15,935	15,733
Northside Independent School District Texas GO PUT	2.125%	8/1/20	7,320	7,306
Northside Independent School District Texas GO PUT	1.750%	6/1/22	1,760	1,709
Northside Independent School District Texas GO	5.000%	2/15/21	1,000	1,062
Pasadena TX Independent School District GO VRDO	1.600%	11/7/18 (4)	31,840	31,840
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,763
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,356
Red River TX Education Finance Revenue (Texas Christian University) VRDO	1.640%	11/7/18	39,600	39,600
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	1,937
Rockwall TX GO	5.000%	8/1/19	2,300	2,350
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,835
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,049
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	16,485
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	3,000	3,023
3 San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,450	5,645
3 San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	6,000	6,369
San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/18	11,000	11,000
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,152
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	15,000	15,002
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	45,382
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	31,010	30,426
San Antonio TX GO	5.000%	2/1/20	2,000	2,072
San Antonio TX Independent School District GO	5.000%	2/15/19	5,000	5,044
San Antonio TX Water Revenue	5.000%	5/15/19	250	254
San Antonio TX Water Revenue PUT	2.000%	11/1/21	2,695	2,649
San Antonio TX Water Revenue PUT	2.000%	11/1/22	13,000	12,701
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/21	500	537
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	500	547
Spring Branch TX Independent School District GO	5.000%	2/1/19	2,615	2,635
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	1,984
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,024
1 Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project) TOB VRDO	1.630%	11/7/18	4,620	4,620
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,179
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	950
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	826
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,307
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,000	1,069
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	2,460	2,631
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,755	1,877
Texas GO	4.000%	8/1/19	1,320	1,340
Texas GO	5.000%	10/1/19	14,195	14,585
Texas GO	5.000%	10/1/19	1,000	1,027
Texas GO	5.000%	8/1/20	1,000	1,050
Texas GO	5.000%	8/1/20	1,000	1,050
Texas GO	5.000%	10/1/20	1,250	1,317
Texas GO	5.000%	8/1/21	1,000	1,074
Texas GO	5.000%	8/1/22	2,500	2,690
Texas GO	5.000%	8/1/23	1,500	1,618

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas GO VRDO	1.640%	11/7/18	23,840	23,840
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	6,500	6,522
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,825	1,832
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	1,350	1,389
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	7,700	8,133
Texas Revenue	4.000%	8/29/19	380,270	386,286
Texas State University System Financing System Revenue	5.000%	3/15/19	5,000	5,057
Texas State University System Financing System Revenue	5.000%	3/15/20	4,500	4,679
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,394
Texas Transportation Commission GO	5.000%	4/1/19	2,800	2,836
Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,403
Texas Transportation Commission GO	5.000%	4/1/20	2,800	2,914
Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,529
Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,327
Texas Transportation Commission GO	5.000%	10/1/21	1,980	2,134
2 Texas Transportation Commission GO PUT	1.900%	10/1/21	109,275	108,965
Texas Transportation Commission Revenue	5.000%	4/1/19	4,040	4,091
Texas Transportation Commission Revenue	5.000%	10/1/19	19,935	20,485
Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,554
Texas Transportation Commission Revenue	5.000%	10/1/20	37,270	39,294
Texas Transportation Commission Revenue	5.000%	10/1/20	5,725	6,036
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	6,820	7,127
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	35,440	36,733
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,242
Texas Water Development Board Revenue	5.000%	4/15/21	4,755	5,068
Texas Water Development Board Revenue	5.000%	4/15/21	3,675	3,917
Texas Water Development Board Revenue	5.000%	8/1/21	4,300	4,612
Texas Water Development Board Revenue	5.000%	10/15/21	15,830	17,053
Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,172
Texas Water Development Board Revenue	5.000%	4/15/22	5,020	5,466
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,489
Texas Water Development Board Revenue	5.000%	10/15/22	11,305	12,425
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	1,916
Texas Water Financial Assistance GO	5.000%	8/1/22	1,670	1,797
Texas Water Financial Assistance GO	5.000%	8/1/22	1,520	1,635
Texas Water Financial Assistance GO	5.000%	8/1/22	5,600	6,025
Tomball TX Independent School District GO PUT	1.100%	8/15/19	6,060	6,010
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/20	1,000	1,049
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/21	1,000	1,074
Trinity River Authority of Texas Regional Wastewater System Revenue	3.000%	8/1/22	2,045	2,096
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22	2,000	2,193
University of North Texas Revenue	5.000%	4/15/19	1,810	1,835
University of North Texas Revenue	5.000%	4/15/20	1,650	1,717
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	3,210	3,273
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	16,330	16,651
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	1,000	1,046
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	2,415	2,592
University of Texas Permanent University Fund Revenue	5.250%	7/1/21	1,650	1,781
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	8,000	8,187
University of Texas System Revenue Financing System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,630
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,115	3,271
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	3,843
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	5,100	5,355
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	1,000	1,050
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	1,880	2,021
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,000	2,195
Williamson County TX GO	5.000%	2/15/20	1,055	1,095
				2,337,208
Utah (0.6%)
Murray City UT Hospital Revenue (IHC Health Services Inc. Obligated Group) VRDO	1.600%	11/7/18	49,435	49,435
University of Utah Revenue	5.000%	8/1/19	1,000	1,022
University of Utah Revenue	5.000%	8/1/22	1,500	1,649
Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/22	32,000	34,697
Utah GO	5.000%	7/1/20	10,000	10,476
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,087
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,362
				103,728

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/18	500	500
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/19	475	484
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/20	600	620
Vermont GO	4.000%	8/15/19	2,615	2,657
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,121
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	550
				5,932
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,500	2,539

Virginia (1.6%)
Alexandria VA GO	5.000%	7/1/21	1,850	1,985
Arlington County VA GO	5.000%	8/15/20	10,000	10,513
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/18	4,610	4,610
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,055
Fairfax County VA GO	4.000%	4/1/20	2,355	2,419
Fairfax County VA GO	5.000%	10/1/20	11,320	11,935
Fairfax County VA GO	4.000%	10/1/21	3,810	4,006
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group) PUT	5.000%	5/15/23	14,500	16,026
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group) VRDO	1.600%	11/7/18	5,500	5,500
Fairfax County VA Public Improvement GO	5.000%	4/1/20	4,785	4,981
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	11,126
Henrico County VA GO	5.000%	8/1/20	4,185	4,394
Henrico County VA GO	5.000%	8/1/21	5,115	5,500
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	3.000%	1/1/19	300	300
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	3.000%	1/1/20	450	452
Loudoun County VA GO	5.000%	12/1/18	5,120	5,133
Loudoun County VA GO	5.000%	12/1/23	4,670	5,166
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	9,974
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.850%	5/16/19	750	748
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/19	345	347
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/20	500	516
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/21	510	538
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/22	900	969
Newport News VA Economical Development Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	450
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,231
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,759
1 Norfolk VA Economic Development Authority Hospital Facilities Revenue
(Sentara Healthcare) TOB VRDO	1.620%	11/7/18	12,860	12,860
Norfolk VA Water Revenue	5.000%	11/1/18	725	725
Peninsula VA Town Center Community Development Authority Revenue	4.000%	9/1/23	220	223
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,867
Richmond VA GO	5.000%	3/1/19	3,710	3,748
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/19	1,000	1,010
Virginia Beach VA GO	5.000%	2/1/21	1,775	1,887
Virginia Beach VA GO	4.000%	7/15/21	1,100	1,115
Virginia Beach VA GO	5.000%	4/1/22	1,685	1,839
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	4,095	4,126
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	1,000	1,008
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	14,875	14,989
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	1,150	1,159

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/20	3,190	3,305
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/20	2,215	2,295
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/20	2,275	2,357
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	5,930	6,299
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	500	531
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	4,720	5,013
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21 (ETM)	95	101
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	2,140	2,273
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	7,780	8,451
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	3,010	3,086
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20	7,095	7,405
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	5,450	5,831
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	3,575	3,825
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	1,000	1,092
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	1,855	2,025
Virginia GO	5.000%	6/1/21	1,000	1,072
1 Virginia GO TOB	1.750%	1/31/19	9,175	9,175
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	1,000	1,075
Virginia Public Building Authority Revenue	5.000%	8/1/21	5,405	5,811
Virginia Public Building Authority Revenue	5.000%	8/1/22	5,685	6,244
Virginia Public School Authority Revenue	5.000%	3/1/21	5,795	6,175
Virginia Public School Authority Revenue	5.000%	7/15/21	1,250	1,344
Virginia Public School Authority Revenue	5.000%	8/1/21	1,115	1,200
Virginia Public School Authority Revenue	5.000%	3/1/22	5,795	6,319
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	13,570	14,142
				266,635
Washington (2.1%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	1.610%	11/7/18	5,000	5,000
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/23	1,500	1,671
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/23	11,000	12,254
2 Everett WA GO PUT	2.000%	12/1/19	3,360	3,363
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/22	600	649
King County WA GO	5.000%	12/1/18	2,745	2,752
King County WA GO	4.000%	6/1/19	3,610	3,653
King County WA GO	5.000%	12/1/19	2,885	2,978
King County WA School District No. 414 GO	4.000%	12/1/19	1,020	1,042
King County WA School District No. 414 GO	5.000%	12/1/21	1,000	1,082
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/18	5,000	5,012
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19	5,000	5,060
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19	3,500	3,613
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,545
Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,430
Port of Seattle WA Revenue	5.000%	1/1/21	1,345	1,426
Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21	4,895	5,250
Seattle WA GO	5.000%	6/1/19	4,500	4,579
Seattle WA GO	5.000%	6/1/20	4,360	4,555
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21 (Prere.)	1,355	1,439
Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21	1,000	1,066
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	7,630	7,900
2 Seattle WA Municipal Light & Power Revenue PUT	1.890%	11/1/21	21,100	21,101
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,172
University of Washington Revenue	5.000%	12/1/18	1,135	1,138
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,121
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22	5,755	6,154
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22	1,680	1,800
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	20,119
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,010
Washington GO	5.000%	2/1/19	10,190	10,269
Washington GO	0.000%	7/1/19 (14)(ETM)	4,000	3,948

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/19	22,835	23,299
Washington GO	4.000%	8/1/19	15,435	15,673
Washington GO	5.000%	8/1/19	4,500	4,603
Washington GO	5.000%	2/1/20	5,350	5,544
Washington GO	5.000%	2/1/20	4,820	4,995
Washington GO	5.000%	8/1/20	3,155	3,311
Washington GO	5.000%	1/1/21	2,000	2,119
Washington GO	5.000%	7/1/21	4,195	4,391
Washington GO	5.000%	8/1/21	12,720	13,664
Washington GO	5.000%	8/1/21	22,540	24,213
Washington GO	5.000%	8/1/21	1,240	1,332
Washington GO	5.000%	7/1/22	9,620	10,305
Washington GO	5.000%	2/1/23	1,115	1,182
1 Washington GO TOB VRDO	1.630%	11/7/18	29,420	29,420
1 Washington GO TOB VRDO	1.630%	11/7/18 (Prere.)	11,790	11,790
1 Washington GO TOB VRDO	1.630%	11/7/18	5,005	5,005
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	1.650%	11/7/18	7,875	7,875
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	5,140	5,520
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	1.640%	11/7/18	3,950	3,950
Washington Housing Finance Commission Multi-Family Housing Revenue
(The Hearthstone Project)	3.500%	7/1/23	1,735	1,717
				337,059
West Virginia (0.3%)
1 West Virginia Economic Development Authority Lottery Revenue TOB VRDO	1.700%	11/7/18	7,210	7,210
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	8,000	7,981
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	4,950
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,125	5,074
West Virginia GO	5.000%	6/1/20	1,400	1,463
West Virginia GO	5.000%	6/1/22	3,610	3,948
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/20	400	412
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/21	570	600
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/23	1,075	1,168
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21	2,030	2,173
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,326
West Virginia University Revenue	5.000%	10/1/22	1,475	1,583
2 West Virginia University Revenue PUT	2.130%	10/1/19	8,575	8,580
				47,468
Wisconsin (1.0%)
Madison WI GO	4.000%	10/1/19	2,395	2,438
Milwaukee WI GO	3.000%	3/1/19	13,575	13,626
Milwaukee WI GO	4.000%	3/1/20	13,130	13,468
3 Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/21	3,250	3,437
3 Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/22	8,100	8,750
Wisconsin GO	5.000%	5/1/19	23,380	23,738
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,061
Wisconsin GO	5.000%	5/1/20	23,790	24,812
Wisconsin GO	5.000%	5/1/21	1,250	1,336
Wisconsin GO	5.000%	11/1/21	5,000	5,404
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	312
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,081
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	5/30/19	13,325	13,466
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	1.375%	12/3/19	18,845	18,657
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,039
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,062
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000% 11/15/18		750	751
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	6.625%	2/15/19 (Prere.)	6,150	6,232
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	1.640%	11/7/18 LOC	35	35
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20	3,750	3,720
1 Wisconsin Public Finance Authority Lease Development Revenue
(KU Campus Development Corp. - Central District Development Project) TOB VRDO	1.710%	11/7/18	5,185	5,185
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	225	229

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000% 11/15/18		690	691
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000% 11/15/19		440	452
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000% 11/15/20		425	444
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000% 11/15/21		750	796
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000% 11/15/22		750	805
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,265
				158,292
Wyoming (0.0%)
2 Wyoming Community Development Authority PUT	1.920%	9/1/21	4,000	4,000
Total Tax-Exempt Municipal Bonds (Cost $16,327,404)				16,241,600

			Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
6 Vanguard Municipal Cash Management Fund (Cost $295,480)	1.620%		2,954,825	295,482
Total Investments (102.0%) (Cost $16,622,884)				16,537,082

Amount
($000)
Other Assets and Liabilities (-2.0%)
Other Assets
Investment in Vanguard	822
Receivables for Investment Securities Sold	24,310
Receivables for Accrued Income	137,648
Receivables for Capital Shares Issued	34,948
Variation Margin Receivable—Futures Contracts	363
Other Assets	1,351
Total Other Assets	199,442
Liabilities
Payables for Investment Securities Purchased	(491,632)
Payables for Capital Shares Redeemed	(19,231)
Payables for Distributions	(5,911)
Payables to Vanguard	(7,108)
Variation Margin Payable—Futures Contracts	(696)
Total Liabilities	(524,578)
Net Assets (100%)	16,211,946

Short-Term Tax-Exempt Fund

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	16,323,715
Total Distributable Earnings (Loss)	(111,769)
Net Assets	16,211,946

Investor Shares—Net Assets
Applicable to 65,681,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,029,589
Net Asset Value Per Share—Investor Shares	$15.68

Admiral Shares—Net Assets
Applicable to 968,534,641 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,182,357
Net Asset Value Per Share—Admiral Shares	$15.68

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $2,291,166,000, representing 14.1% of net assets.

2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 Securities with a value of $2,116,000 have been segregated as initial margin for open futures contracts.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	863	181,796	11
10-Year U.S. Treasury Note	December 2018	925	109,555	(280)
Ultra 10-Year U.S. Treasury Note	December 2018	779	97,460	361
				92

Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(1,341)	(150,705)	(110)
				(18)

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Statement of Operations

Statement of Changes in Net Assets

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1] 242,437
Total Income 242,437
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,918
Management and Administrative—
Investor Shares	1,460
Management and Administrative—
Admiral Shares	9,963
Marketing and Distribution—
Investor Shares	239
Marketing and Distribution—
Admiral Shares	1,136
Custodian Fees	70
Auditing Fees	33
Shareholders’ Reports and Proxy—
Investor Shares	43
Shareholders’ Reports and Proxy—
Admiral Shares	116
Trustees’ Fees and Expenses	9
Total Expenses	14,987
Net Investment Income	227,450
Realized Net Gain (Loss)
Investment Securities Sold[1]	(21,302)
Futures Contracts	(829)
Realized Net Gain (Loss)	(22,131)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1]	(89,501)
Futures Contracts	(87)
Change in Unrealized Appreciation
(Depreciation)	(89,588)
Net Increase (Decrease) in Net Assets
Resulting from Operations	115,731

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,509,000, ($3,000), and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	227,450	161,292
Realized Net Gain (Loss)	(22,131)	5,397
Change in Unrealized Appreciation (Depreciation)	(89,588)	(14,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,731	152,278
Distributions
Net Investment Income
Investor Shares	(15,088)	(12,471)
Admiral Shares	(212,068)	(148,774)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(227,156)	(161,245)
Capital Share Transactions
Investor Shares	(190,515)	(5,090)
Admiral Shares	1,385,963	1,303,306
Net Increase (Decrease) from Capital Share Transactions	1,195,448	1,298,216
Total Increase (Decrease)	1,084,023	1,289,249
Net Assets
Beginning of Period	15,127,923	13,838,674
End of Period	16,211,946	15,127,923

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.79	$15.80	$15.83	$15.86	$15.87
Investment Operations
Net Investment Income	. 215[1]	.160[1]	.131	.110	.115
Net Realized and Unrealized Gain (Loss)
on Investments	(.109)	(.010)	(.030)	(.030)	(.010)
Total from Investment Operations	.106	.150	.101	.080	.105
Distributions
Dividends from Net Investment Income	(.216)	(.160)	(.131)	(.110)	(.115)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.216)	(.160)	(.131)	(.110)	(.115)
Net Asset Value, End of Period	$15.68	$15.79	$15.80	$15.83	$15.86

Total Return [2]	0.68%	0.95%	0.64%	0.51%	0.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,030	$1,228	$1,234	$1,366	$1,713
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.01%	0.83%	0.70%	0.72%
Portfolio Turnover Rate	42%	36%	29%	32%	27%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.79	$15.80	$15.83	$15.86	$15.87
Investment Operations
Net Investment Income	. 229[1]	.176[1]	.147	.123	.128
Net Realized and Unrealized Gain (Loss)
on Investments	(.111)	(.010)	(.030)	(.030)	(.010)
Total from Investment Operations	.118	.166	.117	.093	.118
Distributions
Dividends from Net Investment Income	(.228)	(.176)	(.147)	(.123)	(.128)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.228)	(.176)	(.147)	(.123)	(.128)
Net Asset Value, End of Period	$15.68	$15.79	$15.80	$15.83	$15.86

Total Return [2]	0.76%	1.05%	0.74%	0.59%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,182	$13,900	$12,604	$11,029	$11,100
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.11%	0.93%	0.78%	0.80%
Portfolio Turnover Rate	42%	36%	29%	32%	27%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts each represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Short-Term Tax-Exempt Fund

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $822,000, representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,241,600	—
Temporary Cash Investments	295,482	—	—
Futures Contracts—Assets[1]	363	—	—
Futures Contracts—Liabilities[1]	(696)	—	—
Total	295,149	16,241,600	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Short-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	12,253
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(25,945)
Net Unrealized Gains (Losses)	(85,912)

* Includes $3,580,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $22,365,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,622,994
Gross Unrealized Appreciation	3,282
Gross Unrealized Depreciation	(89,194)
Net Unrealized Appreciation (Depreciation)	(85,912)

E. During the year ended October 31, 2018, the fund purchased $5,394,816,000 of investment securities and sold $4,721,343,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2018, such purchases and sales were $2,359,033,000 and $1,815,117,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	375,594	23,903	525,767	33,337
Issued in Lieu of Cash Distributions	12,600	802	10,247	649
Redeemed	(578,709)	(36,827)	(541,104)	(34,306)
Net Increase (Decrease)—Investor Shares	(190,515)	(12,122)	(5,090)	(320)
Admiral Shares
Issued	7,364,062	468,618	7,183,378	455,477
Issued in Lieu of Cash Distributions	154,571	9,841	106,416	6,743
Redeemed	(6,132,670)	(390,347)	(5,986,488)	(379,572)
Net Increase (Decrease)—Admiral Shares	1,385,963	88,112	1,303,306	82,648

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.20%	2.25%

Financial Attributes
Bloomberg
		Barclays	Bloomberg
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	5,127	16,981	53,575
Yield to Maturity
(before expenses)	2.4%	2.3%	3.0%
Average Coupon	4.2%	4.8%	4.7%
Average Duration	2.6 years	2.8 years	6.5 years
Average Stated
Maturity	3.5 years	3.3 years 13.0 years
Short-Term Reserves	7.9%	—	—

Largest Area Concentrations[2]

New York	13.4%
Texas	13.3
Illinois	7.9
California	6.8
Pennsylvania	5.8
New Jersey	4.5
Ohio	3.7
Florida	3.2
Massachusetts	2.9
Georgia	2.9
Top Ten	64.4%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.80
Beta	0.96	0.42

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	14.2%
6 Months–1 Year	7.3
1–2 Years	13.0
2–3 Years	16.6
3–4 Years	13.1
4–5 Years	12.5
Over 5 Years	23.3

Distribution by Credit Quality (% of portfolio)

AAA	18.6%
AA	44.3
A	25.3
BBB	9.9
BB	0.5
B or Lower	0.7
Not Rated	0.7

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2018		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	-0.08%	1.05%	2.01%	$12,206
Bloomberg Barclays 1–5 Year Municipal
Bond Index	-0.16	1.12	2.35	12,614
1–5 Year Municipal Funds Average[1]	0.18	0.77	1.63	11,757
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	15,976

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	0.00%	1.14%	2.10%	$61,543
Bloomberg Barclays 1–5 Year Municipal Bond Index	-0.16	1.12	2.35	63,068
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	79,878

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2008–October 31, 2018
				Bloomberg
				Barclays
				1–5 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2009	2.92%	3.00%	5.92%	7.51%
2010	2.40	1.64	4.04	4.32
2011	2.25	-0.72	1.53	2.15
2012	1.94	0.99	2.93	3.17
2013	1.67	-1.07	0.60	0.93
2014	1.63	0.18	1.81	1.98
2015	1.51	-0.36	1.15	1.39
2016	1.49	-0.18	1.31	1.09
2017	1.52	-0.45	1.07	1.32
2018	1.74	-1.82	-0.08	-0.16

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	8/31/1987	-0.02%	1.19%	1.92%	0.12%	2.04%
Admiral Shares	2/12/2001	0.07	1.28	2.00	0.12	2.12

Limited-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Alabama (2.2%)
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/23	6,105	6,837
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	6,130	7,074
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.850%	11/1/22	9,000	8,712
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,035
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,068
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,633
Birmingham AL Special Care Facilities Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	3,730	3,681
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	1,000	1,104
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	430	472
1 Birmingham AL Water Works Board Water Revenue	5.000%	1/1/24	250	280
1 Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	375	425
1 Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	850	975
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20	765	804
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,069
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,450
2 Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.412%	12/1/23	60,000	60,000
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	90,000	93,693
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23	7,280	8,004
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	78,865	81,423
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	56,130	58,260
City of Huntsville AL Electric System Revenue	5.000%	12/1/24	350	399
Houston County AL Health Care Authority Revenue	5.000%	10/1/24	3,050	3,349
Houston County AL Health Care Authority Revenue	5.000%	10/1/25	1,000	1,092
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	281
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	224
Huntsville AL Electric System Revenue	5.000%	12/1/24	365	416
Huntsville AL Electric System Revenue	4.000%	12/1/25	200	218
Huntsville AL Electric System Revenue	5.000%	12/1/25	300	346
Huntsville AL GO	5.000%	11/1/24	1,400	1,565
Huntsville AL GO	5.000%	11/1/24	1,195	1,336
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,056
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,233
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,685
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	4,980
Jefferson County AL GO	5.000%	4/1/23	1,000	1,099
Jefferson County AL GO	5.000%	4/1/24	5,500	6,124
Jefferson County AL GO	5.000%	4/1/25	3,760	4,233
Jefferson County AL Revenue	5.000%	9/15/19	935	958
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,312
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,737
Jefferson County AL Revenue	5.000%	9/15/22	625	681
Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,767
Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,517
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,373
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	643
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,010	1,082
Mobile County AL Board of School Commissioners GO	5.000%	3/1/23	950	1,033
Mobile County AL Board of School Commissioners GO	5.000%	3/1/24	1,345	1,479
Mobile County AL Board of School Commissioners GO	5.000%	3/1/25	2,580	2,863
Mobile County AL Board of School Commissioners GO	5.000%	3/1/26	2,735	3,056
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21	870	902
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22	1,225	1,281

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23	2,000	2,102
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	49,000	51,057
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	23,460	24,461
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,760
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,030
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,289
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/23	200	220
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/24	150	168
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/27	275	316
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	25,000	25,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	20,350	20,350
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,451
University of South Alabama University Facilities Revenue	5.000%	11/1/20	1,395	1,465
University of South Alabama University Facilities Revenue	5.000%	11/1/21	825	884
University of South Alabama University Facilities Revenue	5.000%	10/1/22 (15)	325	355
University of South Alabama University Facilities Revenue	5.000%	11/1/22	1,080	1,177
University of South Alabama University Facilities Revenue	5.000%	10/1/23 (15)	500	556
University of South Alabama University Facilities Revenue	5.000%	10/1/24 (15)	525	591
University of South Alabama University Facilities Revenue	5.000%	10/1/26 (15)	800	919
				570,470
Alaska (0.4%)
Alaska GO	5.000%	8/1/22	5,590	6,122
Alaska GO	5.000%	8/1/25	1,435	1,576
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,440
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,641
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,755	1,924
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,811
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,316
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	2,000	2,041
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21	10,140	10,734
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22	10,265	11,032
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23	13,645	15,021
Alaska State International Airport Revenue	5.000%	10/1/23	525	583
Alaska State International Airport Revenue	5.000%	10/1/24	1,635	1,840
Anchorage AK GO	5.000%	9/1/21	2,000	2,152
Anchorage AK GO	5.000%	9/1/21	2,605	2,803
Anchorage AK GO	5.000%	9/1/21	1,000	1,076
Anchorage AK GO	5.000%	9/1/22	2,000	2,198
Anchorage AK GO	5.000%	9/1/22	1,665	1,830
Anchorage AK GO	5.000%	9/1/25	5,000	5,663
Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	833
Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	678
Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	658
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,812
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,090
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,525	1,664
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23	4,160	4,604
				92,142
Arizona (1.7%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/19	325	331
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,188
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	1,045	1,094
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,783
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,359
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	10,718
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	625	670
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	500	536
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	1,170	1,254
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	975	1,045
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	321
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,492
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,487

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	425	465
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	600	657
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	300	328
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	498
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	750	837
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	1,500	1,673
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	500	558
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	500	558
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	690	770
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24	400	453
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24	400	453
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25	800	904
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25	620	712
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/19	1,605	1,632
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/19	710	722
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20	1,310	1,366
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20	585	610
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21	1,250	1,336
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21	1,000	1,068
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22	1,000	1,091
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22	500	546
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/23	480	533
Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/24	500	564
Arizona COP	4.000%	9/1/19	1,500	1,525
Arizona COP	5.000%	9/1/20	4,300	4,520
Arizona COP	5.000%	9/1/21	6,380	6,862
Arizona COP	5.000%	10/1/22	4,910	5,394
Arizona COP	5.000%	10/1/23	6,530	7,290
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,600	2,617
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	4,550	4,690
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	1,000	1,052
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,444
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.590%	11/7/18 LOC	39,000	39,000
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.450%	2/5/20	20,000	20,200
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.450%	2/5/20	5,000	5,050
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	618
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,305	1,374
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,075
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	835	913
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	7,527
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20	1,505	1,575
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22	1,770	1,933
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	9,651
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	3,350	3,670
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	3,500	3,897
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24	7,500	8,501
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25	11,425	13,138
Arizona Transportation Board GAN	5.000%	7/1/23	1,000	1,114
Arizona Transportation Board GAN	5.000%	7/1/24	1,000	1,131
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,380	3,539
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,656
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	20,000	21,754
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	10,000	11,290
Arizona Transportation Board Highway Revenue	5.000%	7/1/29	7,150	7,751
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	544
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,511
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/25	9,200	10,085
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,549
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,823
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/20	450	460
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/21	750	775
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/22	750	781
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/23	750	785
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,894
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,102
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,384

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Goodyear Public Improvement Corp. AZ Municipal Facilities Revenue	5.000%	7/1/21	800	857
Goodyear Public Improvement Corp. AZ Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,640
Goodyear Public Improvement Corp. AZ Municipal Facilities Revenue	5.000%	7/1/24	900	1,014
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/21	3,500	3,704
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/22	3,650	3,944
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/23	5,500	6,054
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/24	2,275	2,544
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) PUT	5.000%	10/18/24	9,000	10,101
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,801
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	450	471
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	335	358
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	200	218
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,145
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	1,944
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/23	11,755	13,107
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	13,254
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	4,125	4,657
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/23	100	108
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/24	400	438
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/25	400	441
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,210
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	2,967
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,209
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,020
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	7,928
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/21 (15)	400	429
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22 (15)	1,000	1,095
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20	4,850	5,097
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,531
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	13,125	13,192
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	165
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,613
Scottsdale AZ GO	5.000%	7/1/19	1,860	1,897
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23	10,000	10,003
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	2,930
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.850%	12/3/18	11,750	11,749
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,045
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	797
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,100	1,190
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,098
				434,021
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,300	4,538
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	4,916
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	768
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,185
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21	920	970
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	815	875
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,265
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,206
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	5,389
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	9,500	10,592
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,432
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,196
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,062
Baxter County AR Hospital Revenue	5.000%	9/1/23	1,910	2,046
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	14,954
Springdale AR Sales and Use Revenue	5.000%	11/1/24	3,090	3,382
Springdale AR Sales and Use Revenue	5.000%	4/1/25 (15)	3,610	4,047

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	355	396
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24	405	459
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	275	315
				88,993
California (6.8%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,072
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,022
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	516
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,010	1,038
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,271
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	115	108
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	1,828
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/21	1,200	1,309
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22	1,540	1,717
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23	1,830	2,081
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21	1,000	1,051
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,520
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,400	15,400
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.300%	10/1/19	9,825	9,846
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	34,965	34,623
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,422
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.200%	4/1/20	2,500	2,510
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	22,927
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.500%	5/1/23	4,000	4,087
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.500%	5/1/23	28,500	29,117
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	30,400	29,454
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	4,800	4,616
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,048
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,318
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,210	1,229
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,248
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	10,164
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	24,708
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	59,426
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,360	1,364
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	3,990	4,129
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.820%	12/1/20	15,875	15,855
California GO	5.000%	9/1/19	17,825	18,297
California GO	5.000%	9/1/19	19,000	19,503
California GO	5.000%	2/1/20	44,500	46,202
California GO	5.000%	11/1/20	21,520	22,795
California GO	5.000%	12/1/20	25,475	27,051
California GO	5.000%	2/1/21	10,000	10,665
California GO	5.000%	8/1/21	4,425	4,778
California GO	5.000%	8/1/21	14,000	15,117
California GO	5.000%	9/1/21	10,000	10,818
California GO	5.000%	10/1/21	28,000	30,349
California GO	5.000%	10/1/21	41,940	45,459
California GO	5.000%	11/1/21	49,440	53,689
California GO	5.000%	9/1/22	10,000	11,023
California GO	5.000%	8/1/23	5,000	5,599
California GO	4.000%	11/1/23	1,970	2,122
California GO	5.000%	8/1/25	10,000	11,523
California GO	5.000%	8/1/26	26,485	30,817
California GO	3.500%	8/1/27	10,000	10,547
2 California GO PUT	1.890%	12/1/20	22,500	22,500
California GO PUT	4.000%	12/1/21	21,700	22,597
2 California GO PUT	1.980%	12/1/22	27,000	27,065
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,068
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/21	850	882
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,175
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,558
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,001
California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,568
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,035	1,127

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	750	817
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23	680	755
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24	1,020	1,153
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,560	52,629
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	8,000	8,853
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	812
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,230	2,471
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,301
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	24,119
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	10,542
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,815
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,636
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,940
California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22	1,000	1,111
2 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) PUT	2.556%	11/1/20	20,000	20,000
California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) TOB VRDO	1.800%	11/7/18	6,670	6,670
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.047%	4/1/20	9,375	9,398
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.047%	4/1/20	7,500	7,518
California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.)	1.050%	12/1/18	2,250	2,247
2 California Infrastructure & Economic Development Bank Revenue PUT	2.256%	2/1/21	25,000	25,039
2 California Infrastructure & Economic Development Bank Revenue
(California Academy of Sciences) PUT	1.988%	8/1/21	14,500	14,489
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,411
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	135	148
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23	415	462
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,055
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	538
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	914
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24	725	802
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	800	891
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	615	688
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	2.000%	11/1/19	1,705	1,693
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	3.000%	11/1/20	800	802
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	985	1,076
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	2,455	2,715
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21	350	374
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22	250	273
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23	600	666
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24	350	394
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.970%	1/2/19	18,250	18,249
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.400%	2/1/19	3,250	3,250
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	403
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	380
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,095
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,056
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,745
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,344
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,448
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	14,468
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,555
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,180
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	16,929
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,785
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/21	4,800	5,138
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/25	5,835	6,705
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	5,704
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	5,444
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,011
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,222
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,309
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,047
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,500

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,200
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	7,797
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,064
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	2,837
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,179
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,115
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	2,495	2,671
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,789
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,428
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,525
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,375
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23	5,000	5,624
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,510
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,000
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,006
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,577
California State University Systemwide Revenue PUT	4.000%	11/1/21	28,075	29,158
California State University Systemwide Revenue PUT	4.000%	11/1/23	4,000	4,275
California Statewide Communities Development Authority Revenue
(Citrus Valley Health Partners)	5.850%	11/2/18 (14)	12,500	12,500
California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/19	500	510
California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/20	325	340
California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/21	275	294
California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/22	250	273
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/19	1,110	1,133
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/22	395	426
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/23	1,365	1,489
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20 (15)	4,810	4,932
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,610	2,680
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,164
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,525	1,616
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,025	2,201
El Camino CA Healthcare District GO	5.000%	8/1/21	1,100	1,188
El Camino CA Healthcare District GO	5.000%	8/1/22	1,085	1,198
El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,497
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,901
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	52,515	53,492
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22 (4)	450	489
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23 (4)	800	887
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24 (4)	675	759
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,187
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	2,976
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,872
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	5,741
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,830	3,997
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,750	2,930
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	4,665	5,065
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23	6,015	6,629
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,180
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,102
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,352
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	667
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	330
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	786
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,585
Long Beach CA Harbor Revenue	5.000%	12/15/20	23,550	24,928
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,420
Los Angeles CA GO	5.000%	9/1/19	5,000	5,132
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	18,069
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	23,670

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,940	22,005
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	15,505
Los Angeles CA Unified School District GO	5.000%	7/1/22	10,695	11,815
Los Angeles CA Unified School District GO	5.000%	7/1/23	25,000	28,169
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,500	15,471
Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,668
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	20,433
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,025
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	527
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,050
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	5,782
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,382
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,064
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	511
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	787
Northern California Gas Authority No. 1 Revenue	2.235%	7/1/19	6,725	6,726
3 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.700%	11/7/18 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,538
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,313
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,025
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	2,872
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	866
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,770	1,857
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	700	716
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	400	458
San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21	40,000	41,953
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,465	1,576
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,324
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,048
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,580
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,161
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,081
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/20	1,015	1,066
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/21	500	539
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,093
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	575	616
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,804
4 Solano County CA Community College District GO	0.000%	8/1/25	4,250	3,875
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,023
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	631
Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,710
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/21	5,010	5,397
University of California Revenue	5.000%	5/15/19	4,435	4,513
University of California Revenue	5.000%	5/15/21	2,725	2,937
University of California Revenue	5.000%	5/15/21	8,260	8,897
University of California Revenue PUT	1.400%	5/15/21	12,700	12,362
Washington Township CA Health Care District Revenue	5.000%	7/1/21	665	705
Washington Township CA Health Care District Revenue	5.000%	7/1/22	1,325	1,427
Washington Township CA Health Care District Revenue	5.000%	7/1/23	970	1,055
Washington Township CA Health Care District Revenue	5.000%	7/1/24	1,295	1,423
Washington Township CA Health Care District Revenue	5.000%	7/1/25	965	1,068
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,292
				1,765,056
Colorado (1.1%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21	1,345	1,455
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22	1,165	1,286
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23	1,265	1,418
Adams County CO COP	5.000%	12/1/21	1,000	1,079
Adams County CO COP	5.000%	12/1/22	1,250	1,375
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	363
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	239
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	280
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,080
Colorado Building Excellent Schools COP	5.000%	3/15/24	600	676

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Building Excellent Schools COP	5.000%	3/15/25	1,450	1,655
Colorado Building Excellent Schools COP	5.000%	3/15/25	875	999
Colorado COP	5.000%	12/15/24	3,500	3,966
Colorado COP	5.000%	12/15/25	8,385	9,609
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20 (ETM)	780	810
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	1,850	1,919
Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27	1,250	1,224
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	1,225	1,334
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/24	1,000	1,099
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/25	1,245	1,381
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/22	770	827
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/23	850	926
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/24	1,110	1,221
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/25	800	887
Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23	3,000	2,985
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	17,077
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	27,000	29,986
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/19	2,280	2,294
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/20	6,950	7,064
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.784%	11/12/20	5,000	5,018
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.784%	11/12/20	7,500	7,527
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20	1,375	1,450
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21	1,735	1,870
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	680	746
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	1,350	1,482
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21	350	355
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22	400	407
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23	750	792
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24	750	796
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,643
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	635
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,150
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	1,025	1,048
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	2,000	2,116
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	2,300	2,473
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	2,000	2,178
2 Colorado Public Highway Authority Revenue PUT	2.437%	9/1/19	3,125	3,128
2 Colorado Public Highway Authority Revenue PUT	2.579%	9/1/21	3,000	3,022
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,002
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,093
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	530	595
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	545	612
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	1,000	1,123
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	420	479
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	400	456
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,350
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,205	21,492
2 Denver CO City & County Airport Revenue PUT	2.439%	11/15/19	14,020	14,040
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19	1,595	1,633
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,916
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20	1,125	1,179
El Paso County CO COP	5.000%	12/1/24 (4)	450	511
El Paso County CO COP	5.000%	12/1/25 (4)	650	741
Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/25	3,000	3,236
1 Interlocken CO Metropolitan District GO	5.000%	12/1/23 (4)	750	830
1 Interlocken CO Metropolitan District GO	5.000%	12/1/24 (4)	875	980
1 Interlocken CO Metropolitan District GO	5.000%	12/1/25 (4)	1,000	1,131
Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22	13,500	13,234
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,087
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22	1,250	1,362
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,785	2,908

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,000	2,089
Regional Transportation District of Colorado COP	5.000%	6/1/22	7,460	8,119
3 Regional Transportation District of Colorado COP TOB VRDO	1.650%	11/7/18 LOC	8,000	8,000
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	5.000%	7/15/21	3,460	3,524
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	5.125%	1/15/23	2,835	2,893
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23	2,420	2,469
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,545
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,018
University of Colorado Enterprise System Revenue	5.000%	6/1/21	1,000	1,072
University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	20,000	21,363
University of Colorado Hospital Authority Revenue VRDO	1.600%	11/7/18	15,300	15,300
				283,732
Connecticut (2.3%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	7,586
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,094
Bridgeport CT GO	5.000%	8/15/23 (4)(ETM)	360	402
Bridgeport CT GO	5.000%	8/15/23 (4)	750	822
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,176
Connecticut GO	5.000%	11/1/18	1,000	1,000
2 Connecticut GO	2.090%	3/1/19	2,300	2,299
2 Connecticut GO	2.150%	3/1/19	2,000	1,999
2 Connecticut GO	2.700%	4/15/19	6,000	6,013
2 Connecticut GO	2.700%	5/15/19	5,000	5,012
Connecticut GO	5.000%	6/1/19	34,275	34,803
2 Connecticut GO	2.520%	9/15/19	4,000	4,012
Connecticut GO	4.000%	10/15/19	1,000	1,016
2 Connecticut GO	2.250%	3/1/20	7,500	7,509
Connecticut GO	5.000%	6/15/20	18,135	18,861
Connecticut GO	5.000%	12/15/20	5,865	6,163
Connecticut GO	5.000%	3/15/21	7,110	7,506
Connecticut GO	5.000%	4/15/21	6,015	6,362
Connecticut GO	5.000%	11/1/21	365	390
Connecticut GO	5.000%	11/15/21	7,325	7,831
Connecticut GO	5.000%	3/15/22	9,620	10,321
Connecticut GO	5.000%	4/15/22	4,275	4,593
Connecticut GO	5.000%	11/15/22	12,560	13,613
Connecticut GO	5.000%	6/15/23	1,000	1,090
Connecticut GO	5.000%	9/15/23	1,305	1,426
Connecticut GO	5.000%	9/15/24	1,390	1,534
Connecticut GO	5.000%	9/15/24	3,355	3,702
Connecticut GO	5.000%	10/15/24	13,895	15,118
Connecticut GO	5.000%	9/15/25	5,310	5,888
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/21	2,080	2,231
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/22	2,135	2,323
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/23	2,295	2,524
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,352
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	875	932
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,280	1,386
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,136
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/19	500	510
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/20	950	992
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/21	750	801
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/22	750	817
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/23	1,500	1,656
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/24	250	279
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/25	500	564
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,590
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22	765	822
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/23	1,000	1,086
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/25	1,000	1,104
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	6,500	6,484
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,337
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,800

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,478
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	54,385
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	9,931
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,231
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,125	15,941
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21	13,500	13,395
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,000	30,641
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	15,000	16,578
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.630%	11/7/18 LOC	17,135	17,135
2 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	2.062%	7/1/19	24,750	24,751
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	1,545	1,585
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	5,370	5,521
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,965	3,033
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45	9,065	9,223
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45	9,520	9,816
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/47	9,530	9,890
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,435	3,359
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21	16,755	16,760
Connecticut Special Tax Revenue	5.000%	10/1/20	1,310	1,375
Connecticut Special Tax Revenue	5.000%	10/1/23	3,375	3,718
Connecticut Special Tax Revenue	5.000%	10/1/25	7,500	8,400
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,475
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,062
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	6,585	6,911
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	12,090
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	2,615	2,906
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/24	10,320	10,989
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	210
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	437
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	579
Hartford County CT Metropolitan District GO	5.000%	7/15/25	900	1,014
New Haven CT GO	5.000%	8/15/19 (4)(ETM)	2,215	2,267
New Haven CT GO	5.000%	8/15/19 (ETM)	285	292
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,104
New Haven CT GO	5.000%	8/15/20 (4)(ETM)	1,500	1,576
New Haven CT GO	5.000%	8/15/21 (4)(ETM)	1,575	1,695
New Haven CT TANS	3.000%	4/3/19	4,000	4,013
University of Connecticut GO	5.000%	2/15/22	10,250	10,993
University of Connecticut GO	5.000%	2/15/22	2,940	3,153
				607,779
Delaware (0.2%)
Delaware GO	5.000%	7/1/21 (ETM)	1,045	1,120
Delaware GO	5.000%	7/1/21	14,465	15,530
Delaware GO	3.000%	8/1/26	2,265	2,304
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	3,779
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	232
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,659
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	265
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,429
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	351
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,245
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	375	402
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	2,510	2,747
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	3,315	3,693
New Castle County DE GO	5.000%	10/1/21	7,575	8,177
New Castle County DE Student Housing Revenue (University Courtyard Apartments) VRDO	1.610%	11/7/18 LOC	15,730	15,730
				62,663
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/22	1,775	1,941
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20	1,010	1,056
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22	1,725	1,881
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23	1,390	1,540
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,514
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,263
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,548
District of Columbia Revenue (Federal Highway Grant Anticipation)	5.250%	12/1/22	5,345	5,666
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	930	987
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	1,410	1,526
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	2,260	2,490

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21	1,100	1,166
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22	1,885	2,037
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23	2,015	2,213
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	4.000%	10/1/19	255	256
District of Columbia University Revenue (Georgetown University)	5.000%	4/1/24	1,070	1,196
Washington Convention & Sports Authority Revenue	5.000%	10/1/19	2,500	2,568
Washington Convention & Sports Authority Revenue	5.000%	10/1/20	2,500	2,633
Washington Convention & Sports Authority Revenue	5.000%	10/1/21	2,500	2,685
Washington Convention & Sports Authority Revenue	5.000%	10/1/22	3,500	3,830
				47,996
Florida (3.2%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,125
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	519
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,058
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,050	1,132
Broward County FL Airport System Revenue	5.000%	10/1/19	750	770
Broward County FL Airport System Revenue	5.000%	10/1/19	500	513
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,114
Broward County FL Airport System Revenue	5.000%	10/1/21	480	516
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,302
Broward County FL School Board COP	5.000%	7/1/23	5,500	6,094
Broward County FL School Board COP	5.000%	7/1/24	6,740	7,583
Broward County FL School Board COP	5.000%	7/1/25	12,710	14,482
Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22 (4)	1,205	1,158
Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23 (4)	1,065	1,019
Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24 (4)	1,450	1,390
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23	770	855
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24	1,120	1,259
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,260	32,601
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	5,000	5,623
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,465	19,788
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/22	5,340	5,814
Duval County FL School Board COP	5.000%	7/1/20	750	785
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,089
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,118
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,496
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21	225	241
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22	300	327
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23	275	305
Florida Board of Education Lottery Revenue	4.000%	7/1/25	5,045	5,319
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	18,364
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	6,000	6,571
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	5,750	6,523
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	9,210	9,827
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	10,000	10,662
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/26	4,080	4,284
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/21	1,040	1,113
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/22	2,080	2,272
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	9,192
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/22	4,510	4,934
1 Florida Department of Management Services COP	5.000%	11/1/25	24,910	28,520
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	525
Florida Municipal Power Agency Revenue	5.000%	10/1/21	945	1,016
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,170	7,708
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,600	1,752
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,050	8,815
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,034
Florida Municipal Power Agency Revenue	5.000%	10/1/25	3,600	4,121
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,575	6,453
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	2,876
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,200
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,392
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,470
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	9,418
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,518
Gainesville FL Utilities System Revenue	5.000%	10/1/23	2,595	2,902
Gainesville FL Utilities System Revenue	5.000%	10/1/24	3,035	3,448

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gainesville FL Utilities System Revenue VRDO	1.620%	11/7/18	9,900	9,900
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/21	330	355
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22	575	630
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24	910	1,026
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/26	2,685	2,955
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	838
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	765	795
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	2,390	2,530
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	350	371
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22	1,110	1,195
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	775	846
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,335	1,486
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19 (ETM)	5	5
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	2,995	3,084
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21	8,705	9,385
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/25	2,000	2,289
Hillsborough County FL School Board COP	5.000%	7/1/22	6,500	7,104
Hillsborough County FL School Board COP	5.000%	7/1/22	700	765
Hillsborough County FL School Board COP	5.000%	7/1/23	8,510	9,461
Hillsborough County FL School Board COP	5.000%	7/1/23	850	945
Hillsborough County FL School Board COP	5.000%	7/1/24	975	1,100
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20 (4)	2,220	2,335
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21 (4)	1,750	1,877
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22 (4)	1,620	1,771
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,627
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,363
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,053
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,655	1,730
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23 (Prere.)	1,710	1,895
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	2,280	2,500
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	4,000	4,509
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	27,220	31,015
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22	1,485	1,614
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23	1,500	1,655
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/24	2,750	3,074
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/25	4,020	4,540
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	1,875
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20	810	850
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21	735	786
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22	770	838
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/23	1,645	1,815
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/24	1,750	1,949
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/25	1,665	1,863
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,882
Jacksonville FL Special Revenue	5.000%	10/1/21	760	817
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,818
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,155
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,670
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,739
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,137
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,497
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21	365	391
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22	500	545
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23	1,200	1,326
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,652
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,144
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,050	1,133
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,652
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	875	918
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	2,720	2,905
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,708
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	548
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,126
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	385
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,691
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	418
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,250	1,398
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,205

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,079
Miami Beach FL Resort Tax Revenue	5.000%	9/1/24	1,695	1,904
Miami Beach FL Stormwater Revenue	5.000%	9/1/22	1,000	1,092
Miami Beach FL Stormwater Revenue	5.000%	9/1/23	1,000	1,111
Miami Beach FL Stormwater Revenue	5.000%	9/1/24	1,420	1,595
Miami Beach FL Stormwater Revenue	5.000%	9/1/25	1,660	1,888
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/19	250	254
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20	400	413
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21	350	375
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	305	333
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	375	417
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	350	394
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	700	798
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,518
3 Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	1.750%	11/7/18	15,690	15,690
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	1,937
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,569
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,641
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,070
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,355	2,520
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	760	830
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,224
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,022
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,242
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,391
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22	1,400	1,527
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23	1,000	1,108
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/24	1,920	2,116
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	853
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,020
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,214
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,505
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,438
Miami-Dade County FL School Board COP	5.000%	2/1/23	11,605	12,747
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,127
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,309
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23	425	465
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23	9,340	10,355
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,275
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (12)	2,020	2,060
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/25	1,000	1,087
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	3,360	3,856
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21 (4)	400	430
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22 (4)	400	437
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23 (4)	625	695
North Brevard County FL Hospital District Revenue	5.000%	1/1/20	1,100	1,130
North Brevard County FL Hospital District Revenue	5.000%	1/1/21	1,535	1,609
North Brevard County FL Hospital District Revenue	5.000%	1/1/23	2,115	2,285
North Brevard County FL Hospital District Revenue	5.000%	1/1/24	2,015	2,197
Okeechobee County FL Solid Waste Disposal Revenue
(Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,059
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,010
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,805
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,660
Orange County FL Tourist Development Revenue	5.000%	10/1/25	4,575	5,250
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,920	3,998
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,745	10,960
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/25 (4)	1,210	1,341
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,610
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,142
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,673
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,216
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,500	1,642
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23 (4)	1,260	1,402
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24 (4)	1,010	1,140
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25 (4)	1,630	1,863
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	5,651
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	11,975	12,593
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	775	776
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,015

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	900	942
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,242
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	710	710
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	2,805
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,565
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,412
Palm Beach County FL School Board COP	5.000%	8/1/21	1,705	1,826
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	1,976
Palm Beach County FL School Board COP	5.000%	8/1/22	2,000	2,184
Palm Beach County FL School Board COP	5.000%	8/1/22	750	819
Palm Beach County FL School Board COP	5.000%	8/1/23	1,760	1,957
Palm Beach County FL School Board COP	5.000%	8/1/23	1,500	1,668
Palm Beach County FL School Board COP	5.000%	8/1/23	2,000	2,224
Palm Beach County FL School Board COP	5.000%	8/1/24	1,600	1,801
Palm Beach County FL School Board COP	5.000%	8/1/24	13,680	15,398
Palm Beach County FL School Board COP	5.000%	8/1/25	2,000	2,277
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/25	1,620	1,851
1 Pasco County FL School Board COP	5.000%	8/1/23	145	161
1 Pasco County FL School Board COP	5.000%	8/1/24	200	225
1 Pasco County FL School Board COP	5.000%	8/1/25	250	284
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	989
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	970
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	967
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,200
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,126
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,472
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	250
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	910	993
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	510	566
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,045
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,045
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	781
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	437
Reedy Creek FL Improvement District GO	5.000%	6/1/23	3,490	3,881
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,307
Reedy Creek FL Improvement District GO	5.000%	6/1/24	2,500	2,818
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,777
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22	1,125	1,179
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,975
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,331
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,515	1,631
Sarasota County FL Public Hospital District Revenue VRDO	1.630%	11/7/18 LOC	5,645	5,645
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	3,638
South Florida Water Management District COP	5.000%	10/1/21	1,765	1,896
South Florida Water Management District COP	5.000%	10/1/22	2,050	2,246
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,342
3 South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group)
TOB VRDO	1.720%	11/7/18	16,625	16,625
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/19	2,315	2,364
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20	1,125	1,176
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21	1,250	1,338
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22	1,075	1,173
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23	2,200	2,438
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/24	2,500	2,809
3 South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
TOB VRDO	1.700%	11/7/18	3,750	3,750
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	7,533
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,390	2,450
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,360	2,419
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	2,830	2,977
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	1,185	1,246
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	2,090	2,238
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	1,500	1,606
Tallahassee FL Energy System Revenue	5.000%	10/1/23	460	514

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tallahassee FL Energy System Revenue	5.000%	10/1/24	450	511
Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,000	1,148
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22	1,535	1,661
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23	525	574
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,728
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	700
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,294
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,040	1,162
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,261
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,787
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,129
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	1,675	1,843
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,197
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	1,924
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22	3,425	3,639
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23	755	836
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,321
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,580
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	482
Volusia County FL School Board COP	5.000%	8/1/22 (15)	810	884
				839,873
Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/25	2,440	2,724
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,683
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,245
Atlanta GA Airport Revenue	5.000%	1/1/21	750	795
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/18	1,400	1,403
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/19	1,100	1,132
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20	1,000	1,049
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,230
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,085
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,000	1,101
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,004
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,015	2,178
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,756
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,500	2,806
2 Atlanta GA Water & Wastewater Revenue PUT	3.037%	11/1/18	47,300	47,300
Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	13,487
Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	8,700
Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,261
Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	9,834
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,650	2,569
Bleckley County & Dodge County GA Joint Development Authority Revenue
(USG Real Estate Foundation VII LLC Project)	5.000%	7/1/22	500	544
Bleckley County & Dodge County GA Joint Development Authority Revenue
(USG Real Estate Foundation VII LLC Project)	5.000%	7/1/23	625	691
Bleckley County & Dodge County GA Joint Development Authority Revenue
(USG Real Estate Foundation VII LLC Project)	5.000%	7/1/24	660	739
Bleckley County & Dodge County GA Joint Development Authority Revenue
(USG Real Estate Foundation VII LLC Project)	5.000%	7/1/25	750	848
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/23	500	554
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/24	345	387
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/26	590	674
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,374
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,496
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	9,987
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,491
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	9,987

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19	5,500	5,461
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19	4,970	4,935
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	14,371
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,600	1,551
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	425
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,297
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	253
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	364
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22	500	541
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23	400	439
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	500	556
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/19	200	204
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/20	335	350
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	427
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	675	747
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	966
Dalton GA Combined Utilities Revenue	5.000%	3/1/23	1,000	1,090
Dalton GA Combined Utilities Revenue	5.000%	3/1/24	1,000	1,105
Dalton GA Combined Utilities Revenue	5.000%	3/1/25	550	613
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,024
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,575
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,017
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,175
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,335
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,027
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,270	1,338
Douglas County GA GO	5.000%	4/1/21	1,500	1,600
Douglas County GA GO	5.000%	4/1/22	775	844
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/22	405	438
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/23	345	379
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/24	500	556
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21	1,925	1,921
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22	1,335	1,368
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23	1,990	2,044
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24	2,185	2,244
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	1,000	1,058
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	700	742
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	550	595
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	550
2 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	2.550%	2/18/20	18,725	18,788
3 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) TOB VRDO	1.750%	11/7/18	5,900	5,900
Georgia GO	4.000%	11/1/18	11,000	11,000
Georgia GO	5.000%	12/1/18	7,800	7,820
Georgia GO	5.000%	2/1/26	5,755	6,351
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	2,085	2,139
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,005
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	5,015	5,169
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	773
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/21 (15)	2,665	2,808
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	10,050	10,784
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/23	350	382
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	1,440	1,577
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,130
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	3,780
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,420	4,829
Georgia Road & Tollway Authority GAN	5.000%	6/1/19 (Prere.)	25,760	26,223
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,635

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,190	17,325
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	650	710
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	525	584
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	515	580
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	490	559
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,590	2,635
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,000	5,351
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/21	2,500	2,667
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/22	2,500	2,717
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	4.000%	4/1/22	375	393
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	370	406
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	530	589
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,512
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,037
LaGrange-Troup County GA Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/22	300	324
LaGrange-Troup County GA Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/23	325	357
LaGrange-Troup County GA Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/24	450	500
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,325	1,338
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	3,460	3,649
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	4,545	5,076
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/24	5,000	5,665
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	117,715	122,752
2 Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	2.342%	12/1/23	100,000	99,336
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,575
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,047
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,430	2,505
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	40,920	42,176
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	5,185	5,447
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,690	2,826
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,259
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,250	9,891
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	3,967
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,635	2,856
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,630	2,850
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,162
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,550	1,550
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	6,885	7,233
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,539
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,015	1,066
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,635
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,093
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,054
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,291
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,185	1,297
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,020	1,132
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/21	1,550	1,653
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/22	1,000	1,087
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/23	1,080	1,193
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/24	1,490	1,669
				745,847
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/19	380	381
Guam Business Privilege Tax Revenue	5.000%	1/1/22	345	367
Guam Government Business Privilege Tax Revenue	5.000%	11/15/18	1,105	1,106
Guam Government Business Privilege Tax Revenue	5.000%	1/1/20	240	247
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	2,095	2,192
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,700	1,809
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	2,150	2,321
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	2,650	2,809
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	1,095	1,196

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam Government Business Privilege Tax Revenue	5.000%	1/1/25	990	1,040
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,033
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	651
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	622
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,469
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	575	619
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	1,500	1,615
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24	500	543
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25	500	545
Guam Power Authority Revenue	5.000%	10/1/20	520	539
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,073
Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,320
Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,610
				26,107
Hawaii (0.9%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,460
Hawaii County HI GO	5.000%	9/1/22	1,275	1,400
Hawaii County HI GO	5.000%	9/1/23	1,200	1,340
Hawaii County HI GO	5.000%	9/1/23	1,785	1,993
Hawaii County HI GO	5.000%	9/1/23	1,395	1,557
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.050%	5/29/19	4,410	4,410
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.050%	5/29/19	2,280	2,280
Hawaii GO	5.000%	12/1/18	17,250	17,294
Hawaii GO	5.000%	6/1/19	2,370	2,412
Hawaii GO	5.000%	8/1/19	3,735	3,819
Hawaii GO	5.000%	8/1/19	3,500	3,579
Hawaii GO	5.000%	12/1/19	5,000	5,161
Hawaii GO	5.000%	8/1/21	7,630	8,203
Hawaii GO	5.000%	8/1/21	7,020	7,547
Hawaii GO	5.000%	8/1/22	6,000	6,583
Hawaii GO	5.000%	8/1/22	2,500	2,743
Hawaii GO	5.000%	10/1/22	5,500	6,053
Hawaii GO	5.000%	10/1/22	2,570	2,828
Hawaii GO	5.000%	10/1/22	9,025	9,932
Hawaii GO	5.000%	10/1/22	7,030	7,736
Hawaii GO	4.000%	5/1/23	2,000	2,141
Hawaii GO	5.000%	5/1/23	5,055	5,626
Hawaii GO	5.000%	10/1/23	3,625	4,061
Hawaii GO	5.000%	4/1/24	13,610	15,345
Hawaii GO	4.000%	5/1/24	3,950	4,253
Hawaii GO	5.000%	5/1/24	13,040	14,726
Hawaii GO	5.000%	10/1/24	6,580	7,471
Hawaii GO	5.000%	8/1/25	2,235	2,482
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,034
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,000
Honolulu HI City & County GO	5.000%	9/1/19	2,500	2,563
Honolulu HI City & County GO	5.000%	10/1/21	1,510	1,629
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,432
Honolulu HI City & County GO	5.000%	10/1/21	3,660	3,948
Honolulu HI City & County GO	5.000%	9/1/23	1,800	2,014
Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,326
Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,092
2 Honolulu HI City & County GO PUT	1.900%	9/1/20	5,500	5,495
2 Honolulu HI City & County GO PUT	1.900%	9/1/20	7,500	7,493
2 Honolulu HI City & County GO PUT	1.910%	9/1/20	7,500	7,493
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	6,500	6,494
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	10,500	10,490
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	9,250	9,241
2 Honolulu HI City & County GO PUT	1.920%	9/1/20	7,500	7,493
				231,672
Idaho (0.1%)
1 Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/23	900	1,000
1 Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/24	850	958
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/23	1,000	1,093
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/24	1,350	1,495
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/25	4,355	4,869
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,279
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,156
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,196

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,420	4,931
Idaho Housing & Finance Association RAN	5.000%	7/15/23	2,530	2,802
Idaho Housing & Finance Association RAN	5.000%	7/15/24	2,035	2,282
				29,061
Illinois (7.9%)
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	1,000	998
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	655	656
Chicago IL Board of Education GO	5.000%	12/1/18	795	796
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,316
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	95	95
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	4,978
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	250
Chicago IL Board of Education GO	5.000%	12/1/19	1,540	1,565
Chicago IL Board of Education GO	5.000%	12/1/19	7,000	7,113
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	155	155
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,835	1,872
Chicago IL Board of Education GO	5.000%	12/1/20	7,825	8,042
Chicago IL Board of Education GO	5.000%	12/1/20	2,585	2,587
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,819
Chicago IL Board of Education GO	0.000%	12/1/21 (14)	485	438
Chicago IL Board of Education GO	5.000%	12/1/21	2,460	2,462
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,600
Chicago IL Board of Education GO	5.000%	12/1/21	13,860	14,392
Chicago IL Board of Education GO	5.000%	12/1/21	3,395	3,525
Chicago IL Board of Education GO	0.000%	12/1/22 (13)(3)	3,855	3,391
Chicago IL Board of Education GO	5.000%	12/1/22	7,000	7,261
Chicago IL Board of Education GO	5.000%	12/1/22	3,000	3,112
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	1,500	1,236
Chicago IL Board of Education GO	5.000%	12/1/23	2,950	3,065
Chicago IL Board of Education GO	5.000%	12/1/23	9,000	9,351
Chicago IL Board of Education GO	5.250%	12/1/23 (4)	250	251
Chicago IL Board of Education GO	5.250%	12/1/23	3,105	3,107
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	570	447
Chicago IL Board of Education GO	5.000%	12/1/24	1,000	1,038
Chicago IL Board of Education GO	5.000%	12/1/24	3,055	3,172
Chicago IL Board of Education GO	5.000%	12/1/24	10,000	10,381
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	5,600	6,120
Chicago IL Board of Education GO	5.250%	12/1/24	270	270
Chicago IL Board of Education GO	5.000%	12/1/25 (4)	4,500	4,953
Chicago IL Board of Education GO	5.250%	12/1/26	6,225	6,228
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	11,672
Chicago IL GO	5.000%	12/1/19	1,505	1,534
Chicago IL GO	5.000%	1/1/20	100	102
Chicago IL GO	4.000%	1/1/21	1,250	1,259
Chicago IL GO	5.000%	1/1/21	145	150
Chicago IL GO	5.000%	1/1/21	195	202
Chicago IL GO	5.000%	1/1/21	1,685	1,742
Chicago IL GO	5.000%	12/1/21	500	519
Chicago IL GO	5.000%	1/1/22	15,725	16,435
Chicago IL GO	5.000%	1/1/23	770	814
Chicago IL GO	5.000%	1/1/23	18,500	19,492
Chicago IL GO	0.000%	1/1/24 (14)	1,000	823
Chicago IL GO	5.000%	1/1/24	5,675	6,019
Chicago IL GO	5.000%	1/1/25	11,865	12,654
Chicago IL GO	5.000%	1/1/25	450	468
Chicago IL GO	5.000%	1/1/26	2,750	2,894
Chicago IL GO	5.000%	1/1/26	160	168
Chicago IL GO	5.000%	1/1/27 (4)	1,945	1,995
Chicago IL GO	5.000%	1/1/27	200	200
Chicago IL Housing Authority Revenue	5.000%	1/1/23	1,710	1,865
Chicago IL Housing Authority Revenue	5.000%	1/1/24	1,450	1,599
Chicago IL Housing Authority Revenue	5.000%	1/1/25	4,320	4,816
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,012
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	4,805
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	5,487
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,141
Chicago IL Midway Airport Revenue	5.000%	1/1/25	8,000	8,800
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21	500	517
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,005

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,470	1,477
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	16,500	17,026
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,127
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	3,650	3,857
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	600	634
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	4,175	4,412
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	500	528
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,600	1,724
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	700	754
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,440	1,552
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	9,700	10,454
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,125	1,213
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	750	822
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,010	1,107
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,930	2,115
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	2,270	2,487
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	7,000	7,670
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,100	1,205
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,400	1,556
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	4,410	4,900
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,575	1,750
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,385	2,650
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,445	2,717
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	750	843
Chicago IL O’Hare International Airport Revenue VRDO	1.610%	11/7/18 LOC	30,000	30,000
Chicago IL Park District GO	4.000%	1/1/19	100	100
Chicago IL Park District GO	5.000%	1/1/22	125	133
Chicago IL Park District GO	5.000%	1/1/22	400	426
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,066
Chicago IL Park District GO	5.500%	1/1/22	1,115	1,122
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,366
Chicago IL Park District GO	5.000%	1/1/23	400	432
Chicago IL Park District GO	5.000%	1/1/23	790	839
Chicago IL Park District GO	5.000%	1/1/23	500	540
Chicago IL Park District GO	5.000%	1/1/24	550	601
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,229
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,058
Chicago IL Public Building Commission Revenue	5.250%	12/1/18 (14)	4,265	4,275
Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19	1,250	1,262
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,300
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,840	1,949
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,000	1,058
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,090	3,320
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,695
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	9,205	10,028
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	5,000	5,472
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	5,065	5,568
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	1,250	1,378
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	4,000	4,419
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	1,500	1,658
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/22	9,820	10,483
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,049
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,815	3,009
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,420
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,493
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,350	2,547
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,234
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	2,960
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,103
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	3,917
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	2,000	2,207
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,134
Chicago IL Water Revenue	5.000%	11/1/18	675	675
Chicago IL Water Revenue	5.000%	11/1/21	2,090	2,186
Chicago IL Waterworks Revenue	5.000%	11/1/19	750	770
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,619
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,668
Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,176
Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,429
Chicago IL Waterworks Revenue	5.000%	11/1/24	1,125	1,244

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	13,890
Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	13,228
3 Chicago Transit Authority Revenue TOB VRDO	1.750%	11/7/18	13,400	13,399
3 Chicago Transit Authority Revenue TOB VRDO	1.850%	11/7/18	3,600	3,600
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,003
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,628
Cook County IL GO	3.000%	11/15/18	1,125	1,125
Cook County IL GO	5.000%	11/15/18	2,000	2,002
Cook County IL GO	5.000%	11/15/19	215	221
Cook County IL GO	5.000%	11/15/19	1,500	1,542
Cook County IL GO	5.000%	11/15/19	1,000	1,028
Cook County IL GO	5.000%	11/15/20	500	527
Cook County IL GO	5.000%	11/15/20	2,125	2,242
Cook County IL GO	5.000%	11/15/21	500	538
Cook County IL GO	5.000%	11/15/22	280	307
Cook County IL GO	5.250%	11/15/24	5,000	5,357
Cook County IL GO	5.250%	11/15/25	4,500	4,811
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/18	1,615	1,618
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,429
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,557
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,690
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,823
Elk Grove Village IL GO	3.000%	1/1/23	500	509
Elk Grove Village IL GO	3.000%	1/1/24	550	559
Elk Grove Village IL GO	3.000%	1/1/25	560	568
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.650%	2/1/19	10,000	9,988
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	6,000	5,948
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.800%	2/13/20	500	497
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	7,908
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,021
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,140
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,090
Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22	2,060	1,972
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	27,295	27,678
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.900%	5/29/19	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,040
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	1.590%	11/7/18	31,500	31,500
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/22	700	761
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/23	750	828
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/24	1,330	1,487
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	2,945
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21	750	793
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23	1,000	1,095
Illinois Finance Authority Revenue (Carle Foundation)	5.375%	8/15/26	1,000	1,068
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,142
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,084
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	524
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,045
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21	380	407
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24	250	280
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21	375	392
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22	350	372
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23	500	538
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24	565	614
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	1,030	1,032
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,301
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,413
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21	5,510	5,887
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/26	680	755
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22	5,380	5,801
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,078
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,582
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/19	2,600	2,654
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/20	1,000	1,046
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,363
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/23	1,000	1,108
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/24	3,250	3,648
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/25	4,500	5,119
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,372
Illinois Finance Authority Revenue (Northwestern University) VRDO	1.590%	11/7/18	44,775	44,775

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20	875	911
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	3,560	3,746
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21	375	399
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,181
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	875	947
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,605	2,820
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,585	1,730
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	500	550
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/24	1,650	1,837
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/25	7,570	8,496
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	4,315	4,865
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,120	1,198
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,264
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,711
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,515
2 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.929%	5/1/21	2,500	2,509
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,239
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22	4,000	4,329
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23	5,000	5,509
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,039
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	514
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,052
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,074
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,094
3 Illinois Finance Authority Revenue (Rush University Medical Center) TOB VRDO	1.700%	11/7/18 (Prere.)	8,595	8,595
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,070
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20 (Prere.)	1,160	1,207
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	965
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/24	2,410	2,649
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/25	595	660
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21	700	737
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22	1,000	1,067
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23	1,500	1,618
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	1,200	1,306
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23	1,100	1,216
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	1,791
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	7,363
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,325	6,241
Illinois Finance Authority Student Housing & Academic Facilities Revenue
(University of Illinois at Chicago Project)	4.000%	2/15/22	845	870
Illinois Finance Authority Student Housing & Academic Facilities Revenue
(University of Illinois at Chicago Project)	4.000%	2/15/24	1,675	1,731
Illinois Finance Authority Student Housing & Academic Facilities Revenue
(University of Illinois at Chicago Project)	5.000%	2/15/25	875	954
Illinois GO	5.000%	11/1/18	10,340	10,340
Illinois GO	5.000%	11/1/18	213,500	213,500
Illinois GO	5.000%	12/1/18	13,100	13,125
Illinois GO	5.000%	12/1/18	4,750	4,759
Illinois GO	5.000%	1/1/19	700	703
Illinois GO	5.000%	1/1/19	3,305	3,317
Illinois GO	5.250%	1/1/19	8,635	8,671
Illinois GO	5.000%	2/1/19	1,575	1,584
Illinois GO	5.000%	2/1/19	9,680	9,735
Illinois GO	5.000%	4/1/19	3,375	3,407
Illinois GO	5.000%	4/1/19	2,500	2,524
Illinois GO	5.000%	6/1/19	3,750	3,799
Illinois GO	5.000%	7/1/19	4,920	4,993
Illinois GO	5.000%	8/1/19	26,925	27,373
Illinois GO	4.000%	9/1/19	2,000	2,021
Illinois GO	5.000%	11/1/19	10,000	10,219
Illinois GO	5.000%	11/1/19	77,195	78,884
Illinois GO	5.000%	2/1/20	3,055	3,126
Illinois GO	5.000%	2/1/20	4,850	4,963
Illinois GO	5.000%	3/1/20	10,690	10,954
Illinois GO	5.000%	4/1/20	2,025	2,078
Illinois GO	5.000%	5/1/20	24,500	25,172
Illinois GO	5.000%	5/1/20	2,245	2,307
Illinois GO	5.000%	7/1/20	12,500	12,876
Illinois GO	5.000%	8/1/20	1,260	1,299
Illinois GO	5.000%	8/1/20 (4)	6,500	6,744

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	4.000%	9/1/20	1,520	1,543
Illinois GO	5.000%	11/1/20	52,730	54,593
Illinois GO	5.000%	1/1/21 (4)	8,425	8,649
Illinois GO	5.000%	2/1/21	4,100	4,219
Illinois GO	5.000%	2/1/21	10,000	10,290
Illinois GO	5.000%	4/1/21	8,600	8,866
Illinois GO	5.000%	4/1/21	3,390	3,495
Illinois GO	5.000%	5/1/21	17,000	17,539
Illinois GO	5.000%	10/1/21	6,210	6,431
Illinois GO	5.000%	10/1/21	6,940	7,187
Illinois GO	5.000%	11/1/21	32,780	33,969
Illinois GO	5.000%	1/1/22	100	102
Illinois GO	5.000%	2/1/22	2,000	2,068
Illinois GO	5.000%	7/1/22	4,325	4,484
Illinois GO	5.000%	8/1/22	7,000	7,261
Illinois GO	5.000%	10/1/22	19,930	20,689
Illinois GO	5.000%	11/1/22	8,200	8,515
Illinois GO	5.000%	11/1/22	18,800	19,523
Illinois GO	5.000%	1/1/23	19,200	19,959
Illinois GO	5.000%	2/1/23	7,000	7,279
Illinois GO	5.000%	10/1/23	10,000	10,424
Illinois GO	5.000%	11/1/23	25,000	26,065
Illinois GO	5.000%	8/1/24	1,755	1,815
Illinois GO	5.000%	10/1/24	5,000	5,202
Illinois GO	5.000%	11/1/24	15,000	15,606
Illinois GO	5.000%	4/1/25	4,170	4,324
Illinois GO	5.000%	11/1/25	17,200	17,889
Illinois GO	5.000%	3/1/26 (4)	1,125	1,185
Illinois GO	5.000%	4/1/26 (4)	1,500	1,601
Illinois GO	5.000%	5/1/26	6,275	6,482
Illinois Housing Development Authority Revenue (Larkin Village)	4.000%	10/1/48	15,715	16,369
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	14,442
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	15,602
Illinois Sales Tax Revenue	4.000%	6/15/21	255	257
1 Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,457
1 Illinois Sales Tax Revenue	5.000%	6/15/24 (15)	4,600	5,047
1 Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,489
3 Illinois Sales Tax Revenue TOB VRDO	1.870%	11/7/18 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/22 (2)	1,395	1,207
Illinois Sports Facility Authority Revenue	0.000%	6/15/23 (2)	8,945	7,406
Illinois Sports Facility Authority Revenue	0.000%	6/15/24 (2)	13,500	10,682
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,017
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,005
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	20,713
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,161
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,775	21,921
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,285
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	16,174
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,000	3,089
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,573
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/22	1,375	1,488
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/23	550	604
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,518
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,176
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	15,298
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,241
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	100	82
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	6,825	5,334
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,193
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/20	3,500	3,649
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	3,130	3,139
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	875	927
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/23	4,595	4,829
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/25	1,000	1,070

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26	26,320	27,386
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22	2,500	2,730
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23	2,210	2,444
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,290	1,442
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	9,100	9,482
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/23	15,000	16,423
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/24	20,030	22,193
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/25	33,000	36,914
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	649
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,245
3 Sales Tax Securitization Corp. IL TOB VRDO	1.750%	11/7/18	10,475	10,475
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,018
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,114
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,515
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,473
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,013
3 Springfield IL Water Revenue TOB VRDO	1.810%	11/7/18	4,112	4,112
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24	2,655	2,746
University of Illinois COP	5.000%	8/15/20	5,000	5,232
University of Illinois COP	5.000%	10/1/20	3,850	4,040
University of Illinois COP	5.000%	8/15/21	5,000	5,329
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22 (4)	500	520
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/24 (4)	500	525
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/25 (4)	555	583
Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,299
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)	2,820	2,340
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)(ETM)	12,375	10,692
				2,056,299
Indiana (1.2%)
Avon IN Community School Building Corp.	5.000%	7/15/21	1,505	1,610
Avon IN Community School Building Corp.	5.000%	1/15/21	2,325	2,459
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21	200	214
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22	250	274
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23	295	329
Ball State University Student Fee Indiana Revenue	5.000%	7/1/21	500	536
Ball State University Student Fee Indiana Revenue	5.000%	7/1/22	225	246
Ball State University Student Fee Indiana Revenue	5.000%	7/1/23	565	630
1 Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/24	200	225
1 Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/25	350	396
1 Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/25	350	398
1 Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/26	350	400
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21 (15)	3,155	3,337
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22 (15)	3,370	3,639
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23 (15)	3,535	3,884
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/23	1,655	1,821
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/24	1,250	1,382
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/24	1,500	1,669
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25	1,055	1,178
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	51
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.850%	12/3/18	4,500	4,499
Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22	1,125	1,148
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,386
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22	1,550	1,696
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	895
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,049
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,056
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	2,100	2,218
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,700
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	7,050	7,761
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23	5,250	5,875
Indiana Finance Authority Hospital Revenue (Parkview Health System Obligated Group)	5.000%	11/1/19	700	720
Indiana Finance Authority Hospital Revenue (Parkview Health System Obligated Group)	5.000%	11/1/20	600	632
Indiana Finance Authority Hospital Revenue (Parkview Health System Obligated Group)	5.000%	11/1/21	500	539
Indiana Finance Authority Hospital Revenue (Parkview Health System Obligated Group)	5.000%	11/1/22	905	994
Indiana Finance Authority Hospital Revenue (Parkview Health System Obligated Group)	5.000%	11/1/23	1,265	1,411
Indiana Finance Authority Hospital Revenue (Parkview Health System Obligated Group)	5.000%	11/1/24	1,020	1,154

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	11/1/25	1,530	1,750
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/19 (ETM)	55	56
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/19	1,595	1,619
1 Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/20	1,830	1,885
1 Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/24	1,015	1,119
1 Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/25	1,205	1,343
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,728
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,628
Indiana Finance Authority Revenue	5.000%	2/1/23	2,675	2,909
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.610%	11/7/18	30,000	30,000
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,010
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,348
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21	250	261
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22	250	272
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	809
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23	700	774
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/20	900	948
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/21	550	591
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23	2,000	2,224
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23	1,115	1,240
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24	3,275	3,687
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24	1,905	2,145
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25	6,240	7,098
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25	5,315	6,046
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	344
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	883
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	394
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,805
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	408
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,094
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.750%	11/2/21	34,110	33,278
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/19	1,780	1,811
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/20	1,865	1,925
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/21	1,925	2,013
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,985	2,099
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,845	1,967
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	1,850	1,819
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20 (Prere.)	60	59
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	2,460	2,423
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,805	3,755
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	6,235	6,117
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,215	4,135
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22 (14)	16,640	18,668
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,527
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	3,750
Indiana University Student Fee Revenue	5.000%	6/1/22	3,040	3,329
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/25	1,400	1,608
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	9,000	10,159
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/25 (14)	12,215	13,987
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	867
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	524
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,459
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,513
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,042
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,358
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	918
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	1,987
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,746
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/22	2,660	2,815
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/23	3,450	3,671
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/23	3,125	3,340
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/24	2,910	3,114
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/24	2,150	2,310
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/25	4,070	4,358
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	29,846
				326,126

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	5,764
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,149
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/24	1,000	1,096
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	25	25
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,866
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,115
Iowa Finance Authority Revenue	5.000%	8/1/21	9,410	10,121
2 Iowa Finance Authority Revenue PUT	1.956%	10/1/21	3,750	3,746
1 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/21	1,395	1,476
1 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/23	1,000	1,097
1 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/25	1,700	1,907
1 Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/26	1,000	1,131
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21	400	420
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22	425	452
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23	500	535
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	1,948
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,087
Iowa Special Obligation Revenue	5.000%	6/15/23	4,830	5,374
Xenia IA Rural Water District Revenue	3.000%	12/1/19	430	432
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	341
Xenia IA Rural Water District Revenue	5.000%	12/1/22	1,675	1,812
Xenia IA Rural Water District Revenue	5.000%	12/1/23	450	493
				78,387
Kansas (0.5%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/23	1,515	1,618
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/24	1,535	1,650
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	529
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	533
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,159
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	648
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/21	1,325	1,389
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	750	807
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	1,795	1,931
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/22	1,000	1,059
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/22	1,015	1,115
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	450	503
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	838
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	250	284
Johnson KS GO	4.000%	9/1/25	1,055	1,119
2 Kansas Department of Transportation Highway Revenue	1.912%	9/1/19	4,250	4,256
2 Kansas Department of Transportation Highway Revenue	1.879%	9/1/21	7,580	7,567
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	3,650	4,016
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,161
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,114
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	18,797
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,795	4,122
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	19,113
Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,420	18,053
Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/25	1,000	1,124
Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/23	4,035	4,334
Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/24	8,045	8,714
Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/19	200	202
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/20	400	413
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/21	525	563
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/22	1,250	1,367
Seward County KS Unified School District No. 480 GO	3.000%	9/1/19	470	474
Seward County KS Unified School District No. 480 GO	3.000%	9/1/20	450	457
Seward County KS Unified School District No. 480 GO	5.000%	9/1/21	400	429
Seward County KS Unified School District No. 480 GO	5.000%	9/1/22	315	344
Seward County KS Unified School District No. 480 GO	5.000%	9/1/23	1,200	1,333
Seward County KS Unified School District No. 480 GO	5.000%	9/1/24	1,500	1,692
Seward County KS Unified School District No. 480 GO	5.000%	9/1/25	1,750	1,999
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22	180	196
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23	300	331
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24	300	337
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,252

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,142
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22	1,000	1,088
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23	1,200	1,328
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	512
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,580	1,658
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	819
				128,489
Kentucky (1.4%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21	540	550
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22	2,245	2,372
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23	765	818
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24	680	733
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,270
Kenton County KY Airport Revenue	5.000%	1/1/20	700	721
Kenton County KY Airport Revenue	5.000%	1/1/21	700	738
Kenton County KY Airport Revenue	5.000%	1/1/22	750	806
Kenton County KY Airport Revenue	5.000%	1/1/23	500	545
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	3,995	4,180
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/22	8,560	9,405
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21	1,050	1,121
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22	870	949
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/25	1,660	1,873
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	1,185	1,215
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/24	1,295	1,309
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	2.434%	2/1/20	25,000	25,007
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/19	1,825	1,848
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,567
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,675	1,766
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	1.850%	12/3/18	4,000	4,000
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	6,000	6,259
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,085	6,483
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	2,500	2,708
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,885	16,915
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	4,884
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,110	16,362
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	106,540	110,797
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	66,750	70,095
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	19,850	19,787
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/20	1,715	1,796
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,422
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/22	1,855	2,015
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/19	300	308
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/20	1,000	1,048
1 Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	4.000%	11/1/19	17,810	18,138
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/21	2,000	2,068
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/22	1,955	2,046
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23	2,500	2,637
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/23 (4)	1,590	1,638
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/24	3,765	3,994
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25	2,800	2,976
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/26	2,100	2,232
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/27	1,975	2,099
				370,500
Louisiana (1.2%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,502
Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,214
3 Franciscan Missionaries of Our Lady Health System Obligated Group LA TOB VRDO	1.800%	11/7/18	9,475	9,475
Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/24 (4)	500	564
Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/25 (4)	570	652
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,051
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,010	1,086
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	4,010	4,397

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lafayette LA Utilities Revenue	5.000%	11/1/23 (4)	300	335
Lafayette LA Utilities Revenue	5.000%	11/1/24 (4)	540	609
Lafayette LA Utilities Revenue	5.000%	11/1/25 (4)	500	572
Lafayette LA Utilities Revenue	5.000%	11/1/26	7,210	7,915
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20	8,000	8,334
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,338
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (4)	4,150	4,527
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	1,445	1,604
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	2,370	2,674
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	1,665	1,902
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	18,420	19,972
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	12,000	12,990
Louisiana GO	5.000%	10/1/21	3,335	3,589
Louisiana GO	5.000%	5/1/22	10,320	11,248
Louisiana GO	5.000%	5/1/22	2,800	3,043
Louisiana GO	5.000%	9/1/22	4,000	4,386
Louisiana GO	5.000%	7/15/23	23,000	25,183
Louisiana GO	5.000%	10/1/23	11,640	13,006
Louisiana GO	5.000%	7/15/24	3,050	3,336
Louisiana GO	5.000%	10/1/24	12,240	13,862
Louisiana GO	5.000%	10/1/25	12,865	14,711
Louisiana GO	5.000%	10/1/26	6,750	7,761
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,018
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,382
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,135	1,211
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/21 (15)	1,930	2,064
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/22 (15)	2,435	2,656
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/23 (15)	5,000	5,528
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/23 (15)	2,265	2,504
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/24 (15)	4,365	4,880
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/24 (15)	2,370	2,650
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue	5.000%	10/1/25 (15)	4,300	4,862
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	3.000%	10/1/22	1,000	1,013
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/23	1,000	1,100
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/24	1,410	1,567
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	4.000%	10/1/25	2,075	2,193
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,438
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25	25,000	28,013
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21	360	384
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22	290	314
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23	380	418
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/24	1,135	1,262
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/25	2,540	2,848
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/26	2,670	3,010
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20	330	338
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	478
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	378
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	645	708
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	620	689
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	809
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,274
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,149
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	145
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	164
New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	222
New Orleans LA Aviation Board Revenue	5.000%	10/1/24 (4)	100	112
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	112
New Orleans LA Aviation Board Revenue	5.000%	10/1/25 (4)	350	394
New Orleans LA GO	5.000%	12/1/18	4,065	4,074

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA GO	5.000%	12/1/20	1,400	1,475
New Orleans LA GO	5.000%	12/1/21	1,260	1,354
New Orleans LA GO	5.000%	12/1/22	700	765
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	570	579
New Orleans LA Water Revenue	5.000%	12/1/20	400	420
Shreveport LA Water & Sewer Revenue	5.000%	12/1/23 (15)	1,500	1,664
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24 (15)	1,390	1,559
Shreveport LA Water & Sewer Revenue	5.000%	12/1/25 (15)	2,000	2,259
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,255
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,538
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,990	9,346
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22	1,000	1,077
				321,490
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,161
Maine Governmental Facilities Authority Revenue	4.000%	10/1/24	690	738
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21	3,930	4,193
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22	1,425	1,550
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23	3,275	3,618
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24	2,740	3,069
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24	1,000	1,121
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/24	500	557
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/25	595	632
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47	3,425	3,494
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	4,840	5,022
1 Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/23	825	921
1 Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/24	850	962
1 Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/25	1,580	1,809
				38,847
Maryland (2.7%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,049
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,674
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,427
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,603
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,777
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,169
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,489
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,788
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,353
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,588
Baltimore County MD GO	5.000%	2/1/20	2,100	2,176
Baltimore County MD GO	5.000%	10/15/21	10,400	11,222
Baltimore County MD GO	5.000%	2/1/23	6,950	7,543
Baltimore County MD GO	5.000%	8/1/25	3,000	3,276
Baltimore MD Project Revenue	5.000%	7/1/21	750	802
Baltimore MD Project Revenue	5.000%	7/1/21	520	558
Baltimore MD Project Revenue	5.000%	7/1/22	550	600
Baltimore MD Project Revenue	5.000%	7/1/22	500	547
Baltimore MD Project Revenue	5.000%	7/1/23	550	610
Baltimore MD Project Revenue	5.000%	7/1/23	525	585
3 Baltimore MD Project Revenue TOB VRDO	1.630%	11/7/18	8,185	8,185
1 Charles County MD GO	5.000%	10/1/23	3,400	3,805
1 Charles County MD GO	5.000%	10/1/24	3,575	4,066
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/25	1,500	1,606
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/26	2,000	2,147
Howard County MD GO	5.000%	2/15/19	3,830	3,864
Howard County MD GO	5.000%	8/15/19	5,000	5,119
Howard County MD GO	5.000%	2/15/20	4,475	4,643
Maryland Department of Transportation Revenue	5.000%	5/1/19	4,000	4,061
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	16,395
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,375	13,364
Maryland Department of Transportation Revenue	5.000%	12/15/21	7,930	8,588
Maryland Department of Transportation Revenue	5.000%	2/15/22	38,965	42,353
Maryland Department of Transportation Revenue	5.000%	11/1/22	10,000	11,021
Maryland Department of Transportation Revenue	5.000%	12/15/22	11,270	12,464
Maryland Department of Transportation Revenue	5.000%	2/1/24	10,165	11,221
Maryland Department of Transportation Revenue	4.000%	12/15/24	17,620	18,917
Maryland Department of Transportation Revenue	4.000%	2/1/28	21,560	22,686
Maryland Department of Transportation Revenue	4.000%	5/1/28	10,410	11,122

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,859
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/19	1,200	1,212
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,485	1,520
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,736
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,608
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,650
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,660
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/20 (4)	620	637
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/21 (4)	700	729
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/22 (4)	1,200	1,265
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/23 (4)	1,350	1,438
Maryland GO	5.000%	11/1/18	2,525	2,525
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	29,660
Maryland GO	5.000%	11/1/19	4,265	4,393
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	3,984
Maryland GO	4.000%	8/1/21	20,000	20,970
Maryland GO	5.000%	8/1/21	34,110	36,670
Maryland GO	5.000%	8/1/21	30,020	32,273
Maryland GO	5.000%	8/1/22	4,430	4,860
Maryland GO	5.000%	8/1/23	6,510	7,274
Maryland GO	5.000%	8/1/23	35,000	39,109
Maryland GO	5.000%	3/15/24	18,250	20,617
Maryland GO	5.000%	8/1/24	10,000	11,359
Maryland GO	4.000%	3/1/25	34,080	35,371
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.250%	1/1/24	1,455	1,605
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	860
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,044
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/22	680	730
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23	875	872
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/25	735	813
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,431
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,272
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	1,909
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,013
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20	1,055	1,080
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21	650	690
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22	500	540
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23	1,220	1,335
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/21	2,220	2,365
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.000%	7/1/21	1,015	1,062
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/22	2,580	2,825
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/19	2,750	2,799
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/20	3,150	3,280
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/21	7,045	7,485
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/22	5,000	5,400
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22	12,350	13,429
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	3.000%	3/1/27	3,000	3,013
Montgomery County MD GO	5.000%	10/1/19	4,215	4,330
Montgomery County MD GO	5.000%	11/1/19	2,840	2,925
Montgomery County MD GO	5.000%	11/1/21	22,680	24,560
Montgomery County MD GO	5.000%	12/1/21	10,000	10,851
Montgomery County MD GO	5.000%	12/1/22	8,650	9,565
Montgomery County MD GO	5.000%	11/1/24	5,260	6,001
Montgomery County MD GO	4.000%	11/1/25	6,195	6,763
Prince Georges County MD (Regional Medical Center) COPS	5.000%	10/1/24	1,140	1,291
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/23	650	696
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24	4,000	3,844
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,233

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,375	1,336
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,250	1,353
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21	14,705	15,392
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,031
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21	1,840	1,956
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22	1,950	2,100
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23	2,060	2,242
				703,163
Massachusetts (2.9%)
Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	1.900%	5/29/19	29,190	29,190
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.570%	11/7/18	22,000	22,000
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	5,865
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,235
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24	1,500	1,691
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25	7,055	8,083
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,246
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	750	793
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	1,425	1,507
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	913
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,604
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,746
3 Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.660%	11/7/18 LOC	6,430	6,430
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	1,260	1,312
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,207
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,035	5,333
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	500	530
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,043
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,784
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,485	3,758
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	2,847
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	500	546
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,557
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/24	1,350	1,492
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25	1,570	1,750
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25	780	870
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/19	1,540	1,547
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	1,070	1,100
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	3,180	3,334
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	3,285	3,502
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,710	1,823
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	3,335	3,604
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	1,200	1,297
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	1,625	1,774
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	3,655	3,989
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	1,010	1,113
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/20	700	724
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/21	750	788
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/23	800	858
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/24	1,420	1,532
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/25	1,195	1,291
1 Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,340	1,340
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	425	424
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	665	659
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/22	505	506
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/23	2,800	2,784
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/24	1,150	1,164
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/25	500	504
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	837
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,142
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,710
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23	2,800	3,113
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/24	3,000	3,385
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	2.080%	1/29/20	5,750	5,755
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/25/24	5,000	5,568

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25	4,000	4,511
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,101
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,147
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,152
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,240
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/21 (10)	200	215
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	625	664
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	695	751
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	435	467
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,631
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,099
	Massachusetts Development Finance Agency Revenue
	(UMass Memorial Health Care Obligated Group)	5.000%	7/1/26	845	954
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,035
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,398
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,529
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	810
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/20	300	312
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/21	250	265
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/22	400	430
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/23	1,035	1,124
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/25	1,145	1,264
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,644
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,037
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,233
	Massachusetts GO	5.000%	12/1/18	30,000	30,076
[2,3] Massachusetts GO		2.150%	2/1/19	62,500	62,504
	Massachusetts GO	4.000%	5/23/19	20,000	20,231
	Massachusetts GO	4.000%	6/20/19	20,000	20,261
	Massachusetts GO	5.250%	8/1/19	9,000	9,221
	Massachusetts GO	5.500%	12/1/19 (14)	9,160	9,506
2	Massachusetts GO	2.200%	2/1/20	1,500	1,503
	Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	10,451
	Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,055
	Massachusetts GO	5.000%	8/1/21	40,500	43,562
	Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	8,482
	Massachusetts GO	5.000%	7/1/22	3,235	3,548
	Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	7,700
	Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	16,404
	Massachusetts GO	5.000%	11/1/22 (Prere.)	3,500	3,863
	Massachusetts GO	5.000%	11/1/22 (Prere.)	10,000	11,038
	Massachusetts GO	5.000%	10/1/23	4,330	4,855
	Massachusetts GO PUT	1.050%	7/1/20	24,435	23,931
	Massachusetts GO PUT	1.700%	8/1/22	32,000	31,100
	Massachusetts Health & Educational Facilities Authority Revenue
	(Milford Regional Medical Center)	5.000%	7/15/22	410	414
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/19 (Prere.)	5,000	5,100
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/20	960	999
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,472
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20	2,750	2,730
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21	12,500	12,374
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	6,170	6,284
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	3,565	3,674
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	3,230	3,322
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	2,000	1,969
2	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.959%	9/1/21	3,750	3,746
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,289
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/23 (14)	12,440	13,954
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/24 (14)	28,990	33,178
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	11,675
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,361
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,115
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,553
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19 (Prere.)	7,520	7,691
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19 (Prere.)	4,290	4,388
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19 (Prere.)	5,000	5,114
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	4,602
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20 (Prere.)	6,000	6,297
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	4,928

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	3,210	3,283
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	1,370	1,401
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	930	951
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,195
Massachusetts Water Resources Authority Revenue	5.000%	8/1/23	6,000	6,439
University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,320
University of Massachusetts Building Authority Revenue PUT	1.900%	5/30/19	9,185	9,185
University of Massachusetts Building Authority Revenue VRDO	1.620%	11/7/18	9,190	9,190
				746,996
Michigan (2.4%)
Byron Center MI Public School District GO	5.000%	5/1/23	100	110
Byron Center MI Public School District GO	5.000%	5/1/24	120	134
Byron Center MI Public School District GO	5.000%	5/1/25	100	113
Byron Center MI Public School District GO	5.000%	5/1/26	110	125
Byron Center MI Public School District GO	5.000%	5/1/27	200	229
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,041
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	489
Chippewa Valley MI Schools GO	5.000%	5/1/23	3,095	3,429
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	637
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,288
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,476
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,065
Detroit MI City School District GO	5.000%	5/1/23	2,115	2,280
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,827
Downriver Utility Wastewater MI Authority Revenue	5.000%	4/1/24 (4)	675	746
Downriver Utility Wastewater MI Authority Revenue	5.000%	4/1/25 (4)	700	781
East Lansing MI School District GO	5.000%	5/1/20	600	626
East Lansing MI School District GO	5.000%	5/1/22	2,110	2,294
East Lansing MI School District GO	4.000%	5/1/23	390	415
East Lansing MI School District GO	4.000%	5/1/24	900	966
East Lansing MI School District GO	4.000%	5/1/26	440	476
Eastern Michigan University Revenue	5.000%	3/1/24 (15)	1,835	2,040
Eastern Michigan University Revenue	5.000%	3/1/25 (15)	1,610	1,807
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,056
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,877
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/24	1,000	1,124
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	1,665	1,892
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	2,465	2,801
3 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.800%	11/7/18 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22	1,840	2,007
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23	4,820	5,349
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23	4,365	4,832
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/24	3,000	3,368
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25	3,500	3,972
Hudsonville MI Public Schools GO	5.000%	5/1/22	260	283
Hudsonville MI Public Schools GO	5.000%	5/1/23	300	332
Hudsonville MI Public Schools GO	5.000%	5/1/25	340	384
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21	500	531
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22	500	539
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23	500	546
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24	550	608
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	700	762
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	250	277
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/24	500	557
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,197
L’Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,045
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,741
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	266
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,067
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,450
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,015
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,508
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,119
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,500	1,693
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,000	1,145
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,040	1,201
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21	710	755
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22	2,335	2,530
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23	1,300	1,428

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/24	505	562
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,286
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,371
Michigan Building Authority Revenue	5.000%	10/15/21	1,750	1,887
Michigan Building Authority Revenue	5.000%	4/15/22	4,410	4,806
Michigan Building Authority Revenue	5.000%	4/15/22	1,010	1,101
Michigan Building Authority Revenue	5.000%	4/15/23	1,465	1,628
Michigan Finance Authority Revenue	5.000%	10/1/19	850	872
Michigan Finance Authority Revenue	5.000%	4/1/20	5,400	5,583
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,227
Michigan Finance Authority Revenue	5.000%	4/1/21	7,275	7,669
Michigan Finance Authority Revenue	5.000%	4/15/21	6,280	6,698
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,332
Michigan Finance Authority Revenue	5.000%	4/1/22	11,185	11,977
Michigan Finance Authority Revenue	5.000%	10/1/22	525	559
Michigan Finance Authority Revenue	5.000%	11/1/22	650	713
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	9,781
Michigan Finance Authority Revenue	5.000%	11/1/23	685	763
Michigan Finance Authority Revenue	5.000%	11/1/24	780	880
Michigan Finance Authority Revenue	5.000%	11/1/25	1,000	1,139
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,287
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,580	3,827
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,725
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	3,265	3,607
3 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.800%	11/7/18	6,060	6,060
Michigan Finance Authority Revenue (Detroit School District)	5.000%	5/1/25	1,250	1,412
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,038
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	2,909
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,566
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,335
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,342
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	8,864
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,409
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,128
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	1,000	1,064
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	17,357
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	10,675
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,191
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,500	1,627
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	2,000	2,163
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21	1,875	2,008
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22	2,170	2,363
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23	3,060	3,380
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,015
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	624
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	639
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	868
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.951%	10/15/21	15,470	15,432
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	617
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	1,095	1,164
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,083
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	500
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	612
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,019
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,069
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,720
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,525	1,669
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,541
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	4,575	4,940
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,305	9,824
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	1,850	1,995
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,391
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,780	6,347
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	2,115	2,359
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,120	6,827
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	2,110	2,387
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	4,250	4,864
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	20,397
Michigan GAN	5.000%	3/15/20	6,000	6,227
Michigan GAN	5.000%	3/15/21	4,045	4,297

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan GAN	5.000%	3/15/22	2,585	2,806
Michigan GAN	5.000%	3/15/23	2,125	2,349
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/19	1,510	1,555
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,532
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,213
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	1,390	1,369
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,325	2,294
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	11,435	11,265
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23	16,535	16,305
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23	10,500	11,112
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24	7,500	7,996
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,405
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	1,000	1,078
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	1,000	1,098
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	2,270	2,532
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	1,775	2,008
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	1,540	1,763
Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46	9,690	10,002
Michigan Housing Development Authority Single Family Mortgage Revenue	3.500%	6/1/48	11,330	11,558
Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/22	1,460	1,581
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	9,000	8,615
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,914
Michigan Strategic Fund Limited Obligation Revenue (Event Center Project) PUT	4.125%	1/1/19	5,000	5,008
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/19	1,085	1,096
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20	800	830
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21	600	637
1 Milan MI Area Schools GO	5.000%	5/1/22	500	536
1 Milan MI Area Schools GO	5.000%	5/1/23	585	637
1 Milan MI Area Schools GO	5.000%	5/1/26	2,010	2,252
Northern Michigan University Revenue	5.000%	12/1/23	645	718
Northern Michigan University Revenue	5.000%	12/1/24	755	850
Northern Michigan University Revenue	5.000%	12/1/25	1,200	1,364
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,845
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,058
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,383
Oakland University MI Revenue	5.000%	3/1/23	445	487
Portage MI Public Schools GO	5.000%	11/1/20	750	792
Portage MI Public Schools GO	5.000%	5/1/22	1,790	1,948
Portage MI Public Schools GO	5.000%	11/1/22	1,470	1,614
Rochester MI Community School District GO	5.000%	5/1/21	4,100	4,373
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,794
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,353
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,106
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,305
Royal Oak MI City School District GO	5.000%	5/1/21	600	640
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,536
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,580	1,658
Saline MI Area Schools GO	5.000%	5/1/23	700	779
Saline MI Area Schools GO	5.000%	5/1/24	1,000	1,131
Saline MI Area Schools GO	5.000%	5/1/25	850	973
University of Michigan Revenue	5.000%	4/1/21	1,000	1,067
University of Michigan Revenue VRDO	1.570%	11/7/18	46,625	46,625
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,408
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,040
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	360	380
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	3,490	3,686
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	756
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	4,900	5,291
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	550
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	2,235	2,458
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	825	919
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,665	2,974
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,567
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	500	565
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	2,520	2,846
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	3,000	3,271
1 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/24	1,000	1,128

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25	750	855
3 Wayne State University Michigan Revenue TOB VRDO	1.750%	11/7/18	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,055	1,137
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,824
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,881
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,787
				615,052
Minnesota (1.0%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	569
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,214
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,382
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	675	713
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	600	648
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	660	726
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/23	1,530	1,707
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	130
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	2,775	2,939
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	371
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,082
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	250	271
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	5,105	5,632
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	305	337
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	7,265	8,143
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	200	225
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	9/1/25	6,370	6,977
Minneapolis MN GO	5.000%	12/1/19	1,000	1,033
Minneapolis MN GO	5.000%	12/1/20	4,065	4,299
Minneapolis MN GO	5.000%	12/1/21	2,485	2,693
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21	550	590
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22	200	219
Minneapolis MN Health Care System Revenue (Fairview Health Services) VRDO	1.720%	11/7/18 LOC	26,505	26,505
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	6,881
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	7,650
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,048
Minnesota GO	5.000%	11/1/19	2,000	2,059
Minnesota GO	5.000%	8/1/20 (Prere.)	100	105
Minnesota GO	5.000%	8/1/21	6,000	6,450
Minnesota GO	5.000%	8/1/21	15,500	16,663
Minnesota GO	5.000%	8/1/22	12,900	14,158
Minnesota GO	5.000%	8/1/23	6,565	6,869
Minnesota GO	5.000%	8/1/23	5,295	5,919
Minnesota GO	5.000%	10/1/23	8,250	8,867
Minnesota GO	5.000%	8/1/24	3,250	3,692
Minnesota GO	5.000%	8/1/24	19,660	22,332
Minnesota GO	5.000%	8/1/24	10,300	11,700
Minnesota GO	4.000%	10/1/24	14,225	15,247
Minnesota GO	5.000%	8/1/25	10,200	11,760
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	512
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	442
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	521
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/47	6,275	6,491
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	1/1/48	6,520	6,771
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,324
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,638
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	587	632
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/23	1,140	1,249
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/24	1,590	1,766
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,398
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,271
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,708
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,975	3,233
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	3.000%	11/15/19	760	767
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	4.000%	11/15/20	470	485

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/21	520	558
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/22	365	399
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/23	740	821
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/24	800	900
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/25	675	769
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/26	1,785	2,049
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,728
University of Minnesota Revenue	5.000%	9/1/24	1,740	1,982
				259,219
Mississippi (0.4%)
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,118
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,165	1,228
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,155
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,684
Jackson MS Public School District GO	5.000%	4/1/22	1,545	1,670
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.670%	11/1/18	5,600	5,600
Mississippi Development Bank Special Obligation Revenue
(Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/23	2,000	2,187
Mississippi Development Bank Special Obligation Revenue
(Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/24	4,175	4,635
Mississippi Development Bank Special Obligation Revenue
(Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/25	5,205	5,877
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,125	1,206
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,610	1,755
Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,040	1,173
Mississippi GO	5.000%	11/1/23	18,500	20,308
Mississippi GO	5.000%	11/1/25	5,000	5,485
2 Mississippi GO PUT	1.842%	9/1/20	5,035	5,039
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,706
2 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	2.900%	8/15/20	7,875	7,936
Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21	3,390	3,577
Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care Obligated Group)	5.000%	9/1/23	500	541
Mississippi Hospital Equipment & Facilities Authority Revenue
(Baptist Memorial Health Care Obligated Group) PUT	2.125%	1/9/19	1,875	1,873
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/22	220	240
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	600	663
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	750	832
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/24	500	563
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23	6,250	6,194
West Rankin MS Utility Authority Revenue	5.000%	1/1/23 (4)	275	303
West Rankin MS Utility Authority Revenue	5.000%	1/1/24 (4)	400	447
West Rankin MS Utility Authority Revenue	5.000%	1/1/25 (4)	525	594
				94,589
Missouri (0.7%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,447
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,615
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	4.000%	11/1/22	350	358
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	4.000%	11/1/23	750	764
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	4.000%	11/1/24	2,345	2,362
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/22	600	635
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/23	1,675	1,793
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/24	1,740	1,879
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/25	1,450	1,579

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,034
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,043
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,445
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,225
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	829
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,113
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,065	2,263
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,500	1,615
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,553
Kansas City MO Airport Revenue	5.000%	9/1/19	2,740	2,806
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,025	1,064
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/22	1,250	1,316
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,285	1,377
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,398
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,310	1,429
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,538
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,183
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,360
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/20	1,075	1,104
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/22	1,725	1,805
Lees Summit MO TAN	3.500%	11/1/23	1,410	1,380
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25	1,210	1,395
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,334
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19	750	762
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20	870	909
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,519
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,410	3,712
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,065
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,193
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester E. Cox Obligated Group)	5.000%	11/15/24	1,075	1,201
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) PUT	5.000%	6/1/23	17,600	19,012
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) VRDO	1.610%	11/7/18	33,925	33,925
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/19	650	653
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/20	900	916
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/21	400	419
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/22	1,440	1,531
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/23	1,200	1,291
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/24	750	813
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	4,380	4,685
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,345	2,356
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	6,629
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,375	4,718
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,253
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	2,796
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,575
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,325	1,381
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,050	1,108
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,333
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,004
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	3,205	3,485
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,585	1,738
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	3,819
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	3.000%	9/1/22	390	381

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Louis MO Parking Revenue	5.000% 12/15/21 (4)		1,535	1,650
St. Louis MO Parking Revenue	5.000% 12/15/22 (4)		1,000	1,093
				170,966
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	24,331
Gallatin County MT High School District No. 7 GO	5.000%	6/1/23	490	546
Gallatin County MT High School District No. 7 GO	5.000%	12/1/23	515	578
Gallatin County MT High School District No. 7 GO	5.000%	6/1/24	530	600
Gallatin County MT High School District No. 7 GO	5.000%	12/1/24	680	775
Gallatin County MT High School District No. 7 GO	5.000%	6/1/25	565	648
Gallatin County MT High School District No. 7 GO	5.000%	12/1/25	900	1,038
Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	550	610
Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	867
Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	428
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	4.000%	6/1/19	200	202
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/22	200	216
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	3.000%	6/1/23	350	355
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/25	380	427
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,366
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,548
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,274
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,380
				39,189
Multiple States (1.0%)
5 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	1.850%	11/8/18 LOC	25,000	25,000
5 Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	1.900%	11/1/18 LOC	23,660	23,660
3 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.730%	11/7/18 LOC	95,000	95,000
3 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.690%	11/7/18 LOC	78,300	78,300
3 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.680%	11/7/18 LOC	34,100	34,100
				256,060
Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,279
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21	3,100	3,343
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,038
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	11,355
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	77,360	79,467
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health Syst	4.000%	11/1/19	750	762
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/20	1,400	1,469
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/22	1,000	1,090
Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,175	5,151
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/18	500	500
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/19	750	763
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/20	600	618
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,519
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,402
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23	1,030	1,135
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	330	331
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	1,375	1,381
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	1,235	1,239
Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	3,185	3,281
Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	7,380	7,519
Nebraska Public Power Agency Revenue	5.000%	1/1/22	4,830	5,196
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,005
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,005
Nebraska Public Power District Revenue	5.000%	7/1/20	6,600	6,909
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	4,907
Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,382
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,411
Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,353

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska Public Power District Revenue	5.000%	1/1/23	1,320	1,457
Nebraska Public Power District Revenue	5.000%	1/1/24	1,740	1,949
Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/19	2,000	2,010
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	6,799
1 Omaha NE GO	5.000%	1/15/24	750	843
1 Omaha NE GO	5.000%	1/15/25	375	428
1 Omaha NE GO	5.000%	1/15/26	500	578
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,587
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,044
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,784
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,431
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,072
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,533
University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/22	1,135	1,240
				184,565
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,052
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	220	225
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,216
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/22	790	855
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/24	750	830
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,874
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,015	1,146
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,020	1,164
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,055	1,214
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19	2,375	2,420
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20	3,000	3,134
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21	3,000	3,210
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22	3,060	3,341
Clark County NV School District GO	5.000%	6/15/20	3,125	3,260
Clark County NV School District GO	5.000%	6/15/20	520	542
1 Clark County NV School District GO	5.000%	6/15/21	7,110	7,561
Clark County NV School District GO	5.000%	6/15/21	4,515	4,802
Clark County NV School District GO	5.000%	6/15/22	5,500	5,951
Clark County NV School District GO	5.000%	6/15/22	1,255	1,358
1 Clark County NV School District GO	5.000%	6/15/23	7,835	8,595
Clark County NV School District GO	5.000%	6/15/23	5,820	6,384
Clark County NV School District GO	5.000%	6/15/23	1,760	1,917
1 Clark County NV School District GO	5.000%	6/15/24	8,230	9,129
Clark County NV School District GO	5.000%	6/15/24	3,180	3,527
1 Clark County NV School District GO	5.000%	6/15/25	8,640	9,681
1 Clark County NV School District GO	5.000%	6/15/26	9,075	10,217
3 Las Vegas Convention & Visitors Authority TOB VRDO	1.680%	11/7/18	4,665	4,665
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21	1,000	1,070
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22	1,570	1,712
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23	1,180	1,308
1 Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/23	600	665
1 Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/24	500	562
1 Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/25	600	681
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/24	2,680	3,021
North Las Vegas NV GO	5.000%	6/1/24 (4)	2,810	3,123
North Las Vegas NV GO	5.000%	6/1/25 (4)	2,950	3,317
North Las Vegas NV GO	5.000%	6/1/26 (4)	3,095	3,498
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/19	250	254
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21	500	531
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21 (4)	320	338
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/22 (4)	335	359
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23	455	498
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23 (4)	355	386
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/24	250	277
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/25	485	544
Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22	9,500	9,584
				130,998
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,320
New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23	5,480	5,420
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21	1,250	1,326
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22	925	996
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23	1,675	1,820

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue
(Partners Healthcare System Inc.)	5.000%	7/1/19	700	714
New Hampshire Health & Education Facilities Authority Revenue
(Partners Healthcare System Inc.)	5.000%	7/1/22	565	617
New Hampshire Health & Education Facilities Authority Revenue
(Partners Healthcare System Inc.)	5.000%	7/1/23	400	445
New Hampshire Health & Education Facilities Authority Revenue
(Partners Healthcare System Inc.)	5.000%	7/1/24	1,000	1,128
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/22	2,070	2,160
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/23	2,355	2,467
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/24	1,910	2,106
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/25	1,695	1,779
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/24	1,015	1,122
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	529
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,061
				31,010
New Jersey (4.5%)
Aberdeen NJ GO	2.750%	3/8/19	10,548	10,571
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,289
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,946
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,945
Atlantic City NJ GO	5.000%	12/1/20	7,185	7,062
Atlantic City NJ GO	5.000%	3/1/21 (15)	300	315
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,951
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,914
Atlantic City NJ GO	5.000%	3/1/23 (4)	1,250	1,357
Atlantic City NJ GO	5.000%	3/1/23 (15)	500	542
Atlantic City NJ GO	5.000%	3/1/24 (4)	1,300	1,428
Atlantic City NJ GO	5.000%	3/1/24 (15)	300	329
Atlantic City NJ GO	5.000%	3/1/25 (4)	750	833
Atlantic City NJ GO	5.000%	3/1/25 (15)	800	888
Atlantic City NJ GO	5.000%	3/1/26 (4)	615	688
Bergen County NJ GO	2.500%	12/13/18	40,615	40,652
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,290	2,361
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,591
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,462
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/26	2,715	2,943
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	2,000	2,155
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22	1,120	1,219
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	1,390	1,451
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22 (15)	1,095	1,192
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,734
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	1,884
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	2,987
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,302
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,402
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/25 (4)	1,335	1,511
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/26 (4)	1,285	1,468
3 Inspira Health Obligated Group NJ TOB VRDO	1.720%	11/7/18	2,175	2,175
Morris County NJ Improvement Authority Revenue	4.000%	5/1/21	2,000	2,091
New Jersey Building Authority Revenue	5.000%	6/15/19	5,455	5,540
New Jersey Building Authority Revenue	5.000%	6/15/23	160	172
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/22	2,885	3,092
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/23	535	580
New Jersey Economic Development Authority Revenue	5.000%	3/1/19 (ETM)	29,800	30,100
New Jersey Economic Development Authority Revenue	5.000%	6/15/20	1,000	1,038
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	2,000	2,105
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	5,405	5,689

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	3,055	3,253
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	62,735	66,807
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	10,000	10,649
New Jersey Economic Development Authority Revenue	5.000%	11/1/22	750	806
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	7,750	8,369
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	4,000	4,319
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	16,000	17,277
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	6,395	6,905
New Jersey Economic Development Authority Revenue	5.000%	6/15/24	4,000	4,344
New Jersey Economic Development Authority Revenue	5.000%	6/15/24	1,630	1,770
New Jersey Economic Development Authority Revenue	5.000%	6/15/25	2,500	2,724
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	9,500	9,650
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,259
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,400	4,536
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23 (15)	7,000	7,618
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24 (15)	2,705	2,673
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/23	500	536
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	12/15/18	275	275
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	15,151
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,805	17,264
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	5,000	5,164
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	944
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,587
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20	2,500	2,594
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	5,921
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,183
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,178
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	14,390
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	150	157
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	830	880
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	1,365	1,429
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,251
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,871
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	425	454
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25	340	371
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26	1,630	1,676
New Jersey Economic Development Authority Revenue
(State Capitol Joint Management Commission)	5.000%	6/15/24	2,945	3,198
New Jersey Economic Development Authority Revenue
(State Capitol Joint Management Commission)	5.000%	6/15/25	8,200	8,936
New Jersey Economic Development Authority Revenue (State Police Barracks Project)	5.000%	6/15/23	200	216
New Jersey Economic Development Authority Revenue
(United Methodist Homes Obligated Group)	4.000%	7/1/22	1,315	1,357
New Jersey Economic Development Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/21 (4)	1,850	1,916
New Jersey Economic Development Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/22 (4)	2,000	2,086
New Jersey Economic Development Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/23 (4)	2,800	3,054
New Jersey Economic Development Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/24 (4)	1,155	1,274
New Jersey Economic Development Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25 (4)	1,105	1,230
New Jersey Economic Development Authority Revenue
(United Methodist Homes of New Jersey Obligated Group)	4.000%	7/1/20	780	797
New Jersey Economic Development Authority Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19	1,025	1,038
New Jersey Economic Development Authority Sublease Revenue
(New Jersey Transit Corp. Projects)	5.000%	11/1/19	4,925	5,046
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20	405	417
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21	500	532
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22	730	790
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23 (15)	3,955	4,371
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,098
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/19	275	279
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/23	465	502
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/24	4,640	5,039
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/25	4,000	4,327
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/25	1,610	1,829
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	15,510	16,707

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23	3,125	3,503
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21	365	388
New Jersey GO	5.000%	8/15/19	8,395	8,580
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	8,000	8,607
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,756
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,710	2,949
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/19	2,000	2,038
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,120	2,266
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.250%	10/1/19 (Prere.)	9,610	9,881
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/20	700	730
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/21	1,250	1,321
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/22	1,500	1,601
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/24	3,380	3,677
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	3.000%	7/1/19	150	151
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/20	140	144
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/21	220	235
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/22	300	326
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/23	240	265
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	3,000	3,360
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	300	336
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/25	250	283
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health Obligated Group)	5.000%	7/1/26	2,400	2,742
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21	1,000	1,070
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22	1,500	1,638
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23	2,000	2,221
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,018
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21	1,000	1,052
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22	1,500	1,600
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23	3,000	3,236
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peter’s University Hospital Obligated Group)	5.000%	7/1/20	1,000	1,022
New Jersey Health Care Facilities Financing Authority Revenue
(Trinitas Hospital Obligated Group)	5.000%	7/1/23	955	1,042
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/21 (4)	1,000	1,058
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/25 (4)	2,380	2,662
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/26 (4)	1,800	2,021
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.500%	7/1/20 (12)	5,455	5,573
New Jersey Health Facilities Financing Authority Revenue
(St Joseph’s Healthcare System Obligated Group)	5.000%	7/1/26	1,000	1,099
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,523
3 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.640%	11/7/18	6,000	6,000
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20	4,000	3,962
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(GK Preservation LLC) PUT	2.450%	10/1/20	3,750	3,747
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.500%	10/1/48	21,760	23,120
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	23,594
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/19	400	404
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	16,576
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	307
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,660	19,392
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,276
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,075	9,576
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,335	8,929
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,050	10,766
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	8,949
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,125	10,983
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,481
New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22 (4)	1,125	1,232
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24	5,000	5,464
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/25	1,110	1,188
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/25	14,000	15,350
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	11,414

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	1,295	1,366
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,236
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,890	3,091
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,706
2 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.600% 12/15/19		41,000	41,060
2 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.800% 12/15/21		24,000	24,250
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000% 12/15/18		15,810	15,861
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	2,859
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000% 12/15/19		850	864
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000% 12/15/19		31,245	32,098
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250% 12/15/19		200	206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	15,186
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,279
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,123
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	850	910
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,750	4,065
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	1,000	1,089
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	5,445	5,927
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (14)	22,000	24,232
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	4,175	4,614
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23	475	517
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23 (2)	230	253
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	10,000	7,124
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.875%	12/15/38	20,800	20,895
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/38	9,555	9,600
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (ETM)	145	150
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	605	625
2 New Jersey Turnpike Authority Revenue	1.919%	1/1/21	2,500	2,499
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,058
2 New Jersey Turnpike Authority Revenue	2.059%	1/1/22	3,495	3,498
2 New Jersey Turnpike Authority Revenue	2.059%	1/1/22	4,530	4,534
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	3,500	3,969
2 New Jersey Turnpike Authority Revenue PUT	2.039%	1/1/21	22,065	22,111
2 New Jersey Turnpike Authority Revenue PUT	2.329%	1/1/23	10,000	10,070
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25 (14)(ETM)	9,000	7,421
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,015
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,015
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,086
Rutgers State University New Jersey Revenue VRDO	1.680%	11/1/18	21,865	21,865
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,248
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,093
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	2,500	2,538
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20	2,030	2,108
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21	3,550	3,758
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22	1,750	1,884
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23	1,500	1,637
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/24	8,010	8,840
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25	9,610	10,689
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	15,500	15,219
Trenton NJ GO	4.000%	7/15/22 (4)	2,000	2,104
Trenton NJ GO	4.000%	7/15/23 (4)	1,500	1,592
Union County NJ GO	4.000%	2/15/19	4,255	4,281
Union County NJ GO	5.000%	2/15/21	5,615	5,975
Union County NJ GO	5.000%	2/15/22	6,275	6,831
				1,163,036
New Mexico (1.2%)
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,094
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,377
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	1,888
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	6,900
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,212
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	5,847
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,287
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	2,250	2,464
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	19,000	18,794
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23	26,290	29,261
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24	107,540	121,671
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/25	13,765	14,446

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/25	9,175	10,530
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/21	1,600	1,713
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	2.262%	8/1/19	66,445	66,435
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19	26,475	26,983
				314,902
New York (13.4%)
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/21	500	538
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/22	1,000	1,095
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/24 (4)	1,000	1,127
3 Battery Park City Authority New York Revenue TOB VRDO	1.690%	11/1/18 LOC	10,225	10,225
Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/22	500	543
Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/23	600	661
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,100	1,171
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,100	2,274
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23	2,720	2,983
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,500	1,654
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25	2,000	2,221
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20	1,265	1,320
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21	1,355	1,435
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/26	450	497
Buffalo & Erie County NY Industrial Land Development Corp. Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/24	1,055	1,174
Copiague Union NY Free School District GO	2.500%	2/20/19	21,000	21,027
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/20	1,000	1,041
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21	300	319
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22	300	324
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23	350	383
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24	350	388
Hempstead NY Local Development Corp. Revenue (Molloy College)	4.000%	7/1/19	1,000	1,011
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21	250	266
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21	430	457
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/22	265	286
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23	275	301
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23	1,435	1,570
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/24	290	320
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25	305	339
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25	800	890
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/26	320	357
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27	335	375
Lockport NY BAN	2.500%	12/12/18	5,775	5,780
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/19 (Prere.)	1,895	1,924
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19 (ETM)	1,500	1,524
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20	1,295	1,362
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,295	1,392
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,000	1,075
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	2,055	2,254
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	750	823
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23	1,010	1,128
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	750	848
2 Metropolitan NY Transportation Authority PUT	2.189%	7/1/21	40,000	40,000
Metropolitan Transportation Authority NY BANS	5.000%	9/1/20	4,825	5,053
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	20,000	21,273
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	49,175	52,305
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	12,500	13,296
Metropolitan Transportation Authority NY BANS	5.000%	9/1/21	62,800	67,138
2 Metropolitan Transportation Authority NY Revenue PUT	1.857%	4/1/21 (4)	33,375	33,241
Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22	42,760	46,702
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,030
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	3,573
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/24	1,400	1,589
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/25	1,700	1,953
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,449
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	745	800
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,118

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	480	527
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,245
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,000	1,117
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	720	829
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	400	461
Nassau County NY GO	5.000%	4/1/20	14,340	14,918
Nassau County NY GO	5.000%	4/1/21	11,075	11,765
Nassau County NY GO	5.000%	1/1/22	9,685	10,441
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19	7,965	8,104
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/20	4,650	4,837
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,730
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,565	1,591
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/20	170	177
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	379
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,423
New York City Health & Hospital Corp. Revenue	5.000%	2/15/22	1,900	1,969
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	859
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	626
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,067
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	745	810
New York City NY GO	4.000%	8/1/19	12,165	12,348
New York City NY GO	5.000%	8/1/19	15,000	15,336
New York City NY GO	5.000%	8/1/19	8,000	8,179
New York City NY GO	5.000%	8/1/19	15,000	15,336
New York City NY GO	5.000%	8/1/19	5,830	5,961
New York City NY GO	5.000%	8/1/19	20,155	20,607
New York City NY GO	5.000%	8/1/19	7,225	7,387
New York City NY GO	5.000%	8/1/19	5,000	5,112
New York City NY GO	5.000%	8/1/19	5,000	5,112
New York City NY GO	5.000%	8/1/20	4,500	4,722
New York City NY GO	5.000%	8/1/20	20,000	20,986
New York City NY GO	5.000%	8/1/20	15,000	15,739
New York City NY GO	5.000%	10/1/20	4,375	4,610
New York City NY GO	5.000%	8/1/21	11,985	12,871
New York City NY GO	5.000%	8/1/21	2,000	2,148
New York City NY GO	5.000%	8/1/21	4,000	4,296
New York City NY GO	5.000%	8/1/21	6,100	6,551
New York City NY GO	5.000%	8/1/21	9,000	9,665
New York City NY GO	5.000%	8/1/21	10,000	10,739
New York City NY GO	5.000%	8/1/21	23,000	24,701
New York City NY GO	5.000%	8/1/21	12,000	12,887
New York City NY GO	5.000%	8/1/21	5,890	6,326
New York City NY GO	5.000%	8/1/21	17,280	18,558
New York City NY GO	5.000%	8/1/22	14,640	16,051
New York City NY GO	5.000%	8/1/22	40,940	44,885
New York City NY GO	5.000%	8/1/22	4,275	4,687
New York City NY GO	5.000%	8/1/22	5,000	5,482
New York City NY GO	5.000%	8/1/22	12,880	14,121
New York City NY GO	5.000%	8/1/22	6,165	6,759
New York City NY GO	5.000%	8/1/22	1,495	1,639
New York City NY GO	5.000%	8/1/22	4,000	4,385
New York City NY GO	5.000%	8/1/23	10,000	11,155
New York City NY GO	5.000%	8/1/23	14,800	16,509
New York City NY GO	5.000%	8/1/23	2,415	2,694
New York City NY GO	5.000%	8/1/23	20,000	22,310
New York City NY GO	5.000%	8/1/24	3,400	3,854
New York City NY GO	5.000%	8/1/24	3,300	3,741
New York City NY GO	5.000%	8/1/24	5,500	6,235
New York City NY GO	5.000%	8/1/25	3,205	3,672
New York City NY GO	5.000%	8/1/25	4,010	4,446
New York City NY GO	5.000%	8/1/27	5,770	6,211
3 New York City NY GO TOB VRDO	1.700%	11/1/18 LOC	13,000	13,000
New York City NY GO VRDO	1.680%	11/1/18	26,275	26,275

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	1.600%	11/7/18 LOC	30,000	30,000
New York City NY GO VRDO	1.600%	11/7/18	55,000	55,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,075	3,269
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/25	12,625	13,065
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	7,880	7,880
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	8,890	8,890
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	17,820	17,809
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,384
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	4,978
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21	8,350	8,202
New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,112
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,348
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,675
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,942
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	6,902
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,959
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,096
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/24	11,000	12,545
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.690%	11/1/18	7,975	7,975
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.600%	11/7/18	30,000	30,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.600%	11/8/18	27,230	27,230
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.600%	11/8/18	26,450	26,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.610%	11/8/18	31,855	31,855
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	21,104
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19 (ETM)	1,000	1,021
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20 (ETM)	1,500	1,573
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21 (ETM)	1,520	1,635
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22 (ETM)	4,585	5,044
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	1,035	1,171
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	7,455
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	11,964
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	8,816
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	6,628
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	9,250
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,260
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	7,925	8,572
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	9,735
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	6,000	6,613
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	1,535	1,657
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/24	5,500	6,232
3 New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.700%	11/1/18 LOC	28,780	28,780
New York Convention Center Development Corp. Revenue	5.000%	11/15/21	2,010	2,171
New York Convention Center Development Corp. Revenue	5.000%	11/15/22	1,040	1,146
3 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.900%	11/7/18	4,464	4,464
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,502
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,520	2,523
New York Metropolitan Transportation Authority Revenue	4.000%	5/15/19	5,110	5,165
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,133
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,605
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	4,866
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,174
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,646
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	5,000	5,274
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,325
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,500	1,616
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	5,000	5,386
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,780	1,917
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	1,000	1,097
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	16,145	17,705
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	2,275	2,495
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,000	1,112
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	35,310	39,268
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	27,915	31,353
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,785	3,031
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	25,035	28,359
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	2,360	2,563
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.550%	11/1/19	9,300	9,364
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19 (ETM)	835	862
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19	165	170
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20 (ETM)	1,025	1,085

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/20		1,375	1,450
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/20		4,600	4,864
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/23		2,500	2,808
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000% 11/15/27		2,110	2,305
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.050%	11/1/19	2,750	2,753
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	2.180%	11/1/19	23,500	23,538
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000% 11/15/46		32,750	33,534
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000% 11/15/18		4,000	4,005
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000% 11/15/19		3,500	3,604
2 New York Metropolitan Transportation Authority Revenue PUT	1.812%	11/1/19	10,995	10,957
2 New York Metropolitan Transportation Authority Revenue PUT	2.212%	2/1/20	9,500	9,499
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	54,175	56,030
2 New York Metropolitan Transportation Authority Revenue PUT	2.127%	4/6/20 (4)	7,000	7,012
2 New York Metropolitan Transportation Authority Revenue PUT	2.180%	6/1/20	88,350	88,464
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	11,000	11,313
New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20	50,050	52,570
2 New York Metropolitan Transportation Authority Revenue PUT	2.050%	11/15/22	10,000	9,981
New York NY GO	5.000%	8/1/23	31,255	34,865
New York NY GO	5.000%	8/1/24	43,695	49,533
New York NY GO	5.000%	8/1/25	49,245	56,416
New York NY GO VRDO	1.670%	11/1/18	21,900	21,900
New York State Dormitory Authority Revenue	5.000%	3/15/24	42,500	47,966
New York State Dormitory Authority Revenue	5.000%	7/1/24	2,000	2,276
New York State Dormitory Authority Revenue	5.000%	10/1/24	5,000	5,663
New York State Dormitory Authority Revenue	5.000%	3/15/25	3,935	4,350
New York State Dormitory Authority Revenue	5.000%	3/15/25	37,455	42,912
New York State Dormitory Authority Revenue	5.000%	7/1/25	2,000	2,312
New York State Dormitory Authority Revenue	5.000%	10/1/25	5,000	5,728
New York State Dormitory Authority Revenue	5.000%	10/1/25 (4)	3,500	4,009
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,224
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	1,540	1,666
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22	8,500	9,295
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23	6,590	7,335
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,139
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,418
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,352
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/24	2,000	2,217
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/25	3,535	3,948
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	5,995	6,265
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,260	1,317
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,568
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27	2,650	2,952
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23	2,065	2,309
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	2,555	2,722
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22	2,440	2,655
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20	1,000	1,022
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21	1,200	1,236
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22	1,000	1,078
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20 (ETM)	45	46
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,695	1,734
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/24	380	413
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	22,762
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,000	10,089
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,135	4,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	15
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	4,755	4,802
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	11,945
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,151
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	10,040
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	35,565
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	13,440
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	8,260
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	225	227
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	6,020	6,667
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	50,655	56,994
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	58,640	65,979

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	56,870	64,949
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	5,705	6,267
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,027
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,063
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,177
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,286
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,782
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,185
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,537
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22	11,500	12,197
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22	19,425	20,564
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	3,335	3,661
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	4,070	4,461
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23	4,575	4,884
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23	4,460	4,761
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	7,500	8,365
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	10,595	11,828
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/24	2,250	2,422
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,060	6,863
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	3,000	3,398
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	2,800	3,171
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	2,030	2,320
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,915	2,194
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	3,558
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20	220	227
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21	245	263
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22	325	344
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23	200	222
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21	1,000	1,068
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22	500	544
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23	1,135	1,255
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	35	36
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	230	236
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,025	1,043
6 New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	60,000	63,928
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	2,726
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp.) PUT	2.625%	7/3/23	40,000	39,470
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25	10,000	9,881
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25	14,000	13,833
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25	23,900	23,615
New York State Environmental Facilities Corp. Revenue	5.000%	8/15/26	3,185	3,443
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	3,000	3,143
New York State GO	5.000%	3/1/19	12,715	12,849
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20	9,420	9,288
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20	1,620	1,597
New York State Housing Finance Agency Affordable Housing Revenue	1.350%	5/1/21	7,115	6,906
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	2,935	2,885
New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	3,500	3,441
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	2,510	2,489
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,755	1,741
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	5,000	4,959
New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21	1,300	1,289
New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22	6,870	6,868
New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22	7,895	7,892
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	846
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	991
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,395
New York State Mortgage Agency Homeowner Mortgage Revenue	4.000%	4/1/40	3,575	3,712
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	405	403
New York State Mortgage Agency Homeowner Mortgage Revenue	3.500%	10/1/47	13,450	13,727
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,718
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	84,361
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,550
New York State Thruway Authority Revenue	5.000%	1/1/21	2,465	2,613
New York State Thruway Authority Revenue	5.000%	1/1/22	1,520	1,646

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/22	6,200	6,716
New York State Thruway Authority Revenue	5.000%	1/1/23	6,010	6,631
New York State Thruway Authority Revenue	5.000%	1/1/24	3,730	4,183
New York State Thruway Authority Revenue	5.000%	1/1/25	3,280	3,728
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	506
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,122
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	24,371
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	10,552
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	8,867
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	53,287
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	26,518
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	11,316
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	49,874
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	27,227
Niagara NY Frontier Transportation Authority Airport Revenue
(Buffalo Niagara International Airport)	5.000%	4/1/19	600	607
3 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.700%	11/7/18 LOC	24,000	24,000
3 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.640%	11/8/18 LOC	6,300	6,300
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	265	270
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/19	245	246
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/20	285	293
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/21	300	316
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/22	315	337
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/23	330	358
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/24	345	379
Orange & Ulster Counties NY Board Cooperative Educational Services Revenue	3.000%	7/24/19	9,000	9,037
Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,169
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,189
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,196
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,532
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,350
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	869
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	5,000	5,291
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	3,945
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	4,847
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,195
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	11,966
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	3,000	3,137
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	4,435	4,690
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	3,500	3,759
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	5,000	5,345
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	10,000	10,885
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	4,000	4,302
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	9,570	10,536
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	2,500	2,792
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	2,030	2,275
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,008
2 Triborough Bridge & Tunnel Authority New York Revenue	2.040%	1/1/19 (4)	1,700	1,701
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	500	529
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21	1,000	1,085
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22	850	940
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26	7,795	8,619
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.912%	2/1/19	11,350	11,351
Triborough Bridge & Tunnel Authority New York Revenue PUT	1.891%	9/26/19	12,500	12,499
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	2.010%	11/15/21	5,180	5,183
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/20	535	561
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	690
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,055	1,149
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,800	5,110
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25	2,000	2,116
Westchester County NY Local Development Corp. Revenue
(Westchester County Health Care Corp.)	5.000%	11/1/24	1,230	1,360
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23	1,610	1,753
Westhill NY Central School District BANS	3.000%	7/5/19	7,200	7,235
Yonkers NY GO	4.000%	3/15/19 (ETM)	1,700	1,714
Yonkers NY GO	3.000%	8/15/19	885	891
Yonkers NY GO	3.000%	8/15/20	1,115	1,130
				3,500,772

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.0%)
Board of Governors of the University of North Carolina Revenue
(University of North Carolina at Charlotte)	5.000%	10/1/23	300	335
Board of Governors of the University of North Carolina Revenue
(University of North Carolina at Charlotte)	5.000%	10/1/24	400	453
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	6,502
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,453
Cabarrus County NC Installment Financing Contract Revenue	5.000%	6/1/23	1,000	1,112
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,256
Charlotte NC Airport Revenue	5.000%	7/1/23	430	480
Charlotte NC Airport Revenue	5.000%	7/1/24	520	590
Charlotte NC Airport Revenue	5.000%	7/1/24	1,520	1,724
Charlotte NC GO	5.000%	7/1/26	11,140	12,137
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,632
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/22	4,275	4,622
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/24	14,330	16,022
Guilford County NC GO	5.000%	3/1/25	18,855	21,670
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,314
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,027
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,436
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/22	1,020	1,116
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/23	1,140	1,267
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/24	2,115	2,383
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/25	1,115	1,270
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/26	1,510	1,736
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	1.850%	12/3/18	23,750	23,747
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,533
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,030
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	13,493
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,585
North Carolina GAN	5.000%	3/1/22	2,250	2,442
North Carolina GO	5.000%	6/1/19	2,000	2,036
North Carolina GO	5.000%	6/1/23	9,415	10,523
North Carolina Housing Finance Agency Revenue	4.000%	7/1/47	9,580	9,947
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,426
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	8,272
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) VRDO	1.670%	11/7/18	39,670	39,670
3 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	1.920%	11/7/18	6,300	6,300
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	1.950%	5/30/19	11,710	11,710
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	3,976
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,465
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	514
1 North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24	500	499
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21	375	394
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22	1,105	1,172
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23	800	855
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24	920	987
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Church Homes & Services Obligated Group)	5.000%	9/1/24	1,000	1,058
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/23	510	556
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/24	1,250	1,373
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/25	890	981
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,498
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,086
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	850	912
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,650	1,798
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,387
				263,762

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	695
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,283
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	3,530	3,625
				5,603
Ohio (3.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000% 11/15/18		1,000	1,001
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000% 11/15/25		3,475	3,738
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.000% 11/15/23		1,605	1,746
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.000% 11/15/26		500	554
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20	1,220	1,288
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23	3,485	3,757
3 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.730%	11/7/18	7,500	7,500
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/20	895	934
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21	4,260	4,523
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22	3,750	4,051
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23	9,010	9,877
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/24	14,890	16,534
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/25	25,015	28,082
Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22	12,200	13,253
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,243
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,295	17,258
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,025	12,995
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	22,470	23,248
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	12,809
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,725	1,740
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,219
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21	300	318
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/22	400	432
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	3,000	3,299
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	500	550
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/24	3,800	4,240
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/25	7,000	7,908
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	7,929
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	530	572
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	405	445
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	412
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,310
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	17,771
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	16,869
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21	1,000	1,074
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22	750	819
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/23	2,010	2,221
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/24	2,000	2,229
Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	193
Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	363
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20 (Prere.)	3,415	3,630
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	725
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/22	400	422
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/23	420	445
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/24	650	690
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,097
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,748
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/24	500	560
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25	950	1,072
Cincinnati OH GO	4.000%	12/1/19	300	306
Cincinnati OH GO	5.000%	12/1/22	300	330
Cincinnati OH GO	5.000%	12/1/23	2,110	2,357
Cincinnati OH GO	5.000%	12/1/24	1,700	1,927
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,546
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	480
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	485
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,761
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,030	1,128
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,500

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,066
Cleveland OH GO	5.000%	12/1/20	1,800	1,901
Cleveland OH GO	5.000%	12/1/21	2,880	3,108
Cleveland OH GO	5.000%	12/1/22	3,595	3,955
Cleveland OH GO	5.000%	12/1/24	1,000	1,128
Cleveland OH GO	5.000%	12/1/25	410	467
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,560	1,702
Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	291
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	267
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	214
Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	257
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	321
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	300
Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	226
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	215
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	252
Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	200
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	241
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	321
Cleveland OH Public Power System Revenue	5.000%	11/15/19	200	206
Cleveland OH Public Power System Revenue	5.000%	11/15/20	220	231
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (4)	335	360
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	400	438
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (4)	360	399
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (4)	475	533
Cleveland OH Public Power System Revenue	5.000%	11/15/25 (4)	200	226
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,116
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,060
Cleveland OH Water Revenue	5.000%	1/1/23	2,080	2,299
Cleveland OH Water Revenue	5.000%	1/1/24	1,365	1,534
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,034
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,155
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,420
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,593
Columbus OH GO	5.000%	2/15/19	1,910	1,927
Columbus OH GO	5.000%	6/1/19	3,000	3,054
Columbus OH GO	5.000%	7/1/19	6,690	6,826
Columbus OH GO	5.000%	7/1/23	1,830	2,043
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	5,502
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	5,866
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,409
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,224
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	1,070	1,151
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	1,040	1,139
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24	535	595
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,000	1,107
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/23	4,660	4,963
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24	5,030	5,396
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/25	4,000	4,317
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,160
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,080
3 Cuyahoga OH COP TOB VRDO	1.740%	11/7/18	4,100	4,100
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,599
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,254
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,101
Franklin County OH GO	5.000%	12/1/19	5,045	5,058
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	2.030%	11/15/21	7,500	7,500
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	1.610%	11/7/18	1,300	1,300
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,223
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,465
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,754
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,535
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,055
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21	450	459
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22	470	495
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23	1,450	1,543
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24	1,355	1,451
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,016

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,044
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,067
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	545
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	820	826
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	827
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	538
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,079
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,476
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,255
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,755
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,245	14,719
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,388
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,725	1,894
JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.650%	11/7/18	18,800	18,800
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,720
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,797
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,158
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,182
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,284
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,165
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22	1,595	1,727
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/23	815	894
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/24	980	1,088
2 Lancaster OH Port Authority Gas Supply Revenue PUT	2.232%	8/1/19	11,400	11,403
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	3,095	3,341
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	1,560	1,655
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/22	4,925	5,222
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/23	5,605	5,925
Lucas-Plaza Housing Development Corp. OH Revenue	0.000%	6/1/24 (ETM)	19,430	16,656
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21	4,800	5,085
3 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.750%	11/7/18	3,500	3,500
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,333
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,412
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20	500	517
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,077
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	465	501
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,077
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	550	604
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22 (Prere.)	750	825
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	890	977
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	1,000	1,098
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/21	1,360	1,464
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/22	1,020	1,120
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/23	1,200	1,339
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/21	1,000	1,069
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/22	1,000	1,091
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/23	1,000	1,110
Ohio Capital Facilities Lease-Appropriation Revenue
(Parks & Recreation Improvement Fund Projects)	5.000%	8/1/23	1,000	1,113
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,013
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,378
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	4,755
Ohio Common Schools GO	5.000%	9/15/23	11,315	12,665
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/23	1,525	1,698
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/24	1,550	1,752
Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/25	1,090	1,247
Ohio GO	5.000%	5/1/19	6,680	6,782
Ohio GO	5.000%	5/1/19	5,000	5,080
Ohio GO	5.000%	9/15/19	5,000	5,132
Ohio GO	5.000%	9/15/20	26,315	27,716
Ohio GO	5.000%	5/1/21	2,645	2,827
Ohio GO	5.000%	6/15/25	12,150	13,474
Ohio GO	4.000%	2/1/26	7,905	8,312
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,334

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	4,540	4,994
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23	2,525	2,823
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/24	1,915	2,172
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/25	2,000	2,292
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,339
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,545
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,418
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/19	310	314
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/20	325	334
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/21	500	522
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/22	305	332
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/23	400	443
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/24	500	562
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/25	260	295
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	633
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,397
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	535
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,672
Ohio Highway Capital Improvements GO	5.000%	5/1/22	1,000	1,093
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,604
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.850%	11/7/18	8,500	8,500
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.850%	11/7/18	10,875	10,875
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.950%	11/1/18	13,250	13,250
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/24	1,000	1,125
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/25	750	853
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	2,757
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,503
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,581
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	6,360
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	2,908
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	3,500	3,701
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,323
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	2,565	2,772
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,000	5,511
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24	10,010	11,379
Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/24	1,645	1,857
Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/25	2,790	3,191
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/25	2,090	2,396
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,476
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,431
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.850%	12/3/18	5,000	4,999
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	1,440	1,444
Ohio State University General Receipts Revenue	5.000%	12/1/23	1,100	1,235
Ohio State University General Receipts Revenue	5.000%	12/1/24	1,015	1,156
Ohio State University General Receipts Revenue	5.000%	12/1/25	815	940
Ohio State University General Receipts Revenue VRDO	1.560%	11/7/18	3,030	3,030
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24	1,500	1,687
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	1,500	1,709
3 Ohio Turnpike Commission Turnpike Revenue TOB VRDO	1.700%	11/7/18	12,000	12,000
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,678
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,108
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	1,987
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	7,934
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,260	13,129
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,385
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,725
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	5,666
2 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	1.820%	12/1/20	69,655	69,555
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,446
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,407
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,281
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,147
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,501
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,138
Penta Career Center Ohio COP	5.250%	4/1/24	2,915	3,165
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,260
Princeton OH City School District GO	5.000%	12/1/22	700	771
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,511
Princeton OH City School District GO	5.000%	12/1/25	815	920
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/18 (Prere.)	1,560	1,564

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/18 (Prere.)	5,750	5,767
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	630	635
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,174
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	686
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,125	1,210
South-Western City OH School District GO	5.000%	12/1/21	1,020	1,102
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,120
Southeastern Ohio Port Authority Hospital Facilities Revenue
(Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22	735	769
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,062
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,288
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	955	1,063
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19 (ETM)	2,805	2,855
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22	2,480	2,693
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23	3,000	3,312
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,810	1,842
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,651
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,642
				967,540
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,335	2,379
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,177
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/23	1,000	1,066
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/24	1,000	1,074
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,347
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,525	1,666
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,415	3,799
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	2,150	2,287
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	2,375	2,569
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	5,040	5,511
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,071
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/19	2,000	2,044
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/20	1,310	1,373
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,141
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,446
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/23	1,040	1,132
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/24	715	785
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/25	700	775
Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/23	3,565	3,810
Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/24	3,710	3,992
Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/25	3,860	4,163
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21	825	884
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22	750	818
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23	530	587
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,580
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,120	2,323
Tulsa County OK Industrial Authority Housing Revenue
(St. Thomas Square & Worthington Townhouse Apartment Project) PUT	1.700%	2/1/19	5,750	5,744
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,086
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/24	11,510	12,329
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/25	11,610	12,465
				89,423
Oregon (0.3%)
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	3.000%	11/15/22	2,500	2,502
Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23	3,100	3,050
Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24	575	566
Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/23	1,000	1,114
Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/24	1,000	1,131
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	413
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	511
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	361
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	375
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/23	550	613
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/24	800	907

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/25	1,000	1,151
	Metro OR GO	5.000%	6/1/23	2,805	3,129
	Metro OR GO	5.000%	6/1/25	3,330	3,834
	Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/25	3,125	3,587
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	7,467
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	1,500	1,695
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,410	3,752
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22	750	815
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23	675	746
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,015	1,045
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,345
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	4.875%	10/1/25	1,695	1,778
	Oregon GO	5.000%	8/1/21	1,750	1,882
	Oregon GO	5.000%	8/1/24	3,600	4,100
	Oregon GO	5.000%	5/1/26	5,560	6,160
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,660	2,735
	Portland OR Community College District GO	5.000%	6/15/24	1,125	1,277
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/23	100	109
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/24	110	121
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/25	115	127
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,250
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	3,000	3,000
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,470	1,609
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	2,525	2,810
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,575	2,901
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	2,020	2,298
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/23	425	474
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/24	645	732
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/25	500	542
					77,014
Pennsylvania (5.8%)
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,017
	Allegheny County PA GO	5.000%	12/1/19	5,310	5,478
	Allegheny County PA Higher Education Building Authority University Revenue
	(Chatham University)	5.000%	9/1/22	1,000	1,064
	Allegheny County PA Higher Education Building Authority University Revenue
	(Robert Morris University)	3.000%	10/15/22	600	598
	Allegheny County PA Higher Education Building Authority University Revenue
	(Robert Morris University)	5.000%	10/15/26	500	548
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22	1,750	1,881
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23	1,625	1,771
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/24	5,000	5,507
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/25	8,000	8,883
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	2.290%	2/1/21	4,470	4,489
[2,3] Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	1.770%	12/3/18 LOC	10,000	10,000
3	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	1.690%	11/1/18 LOC	32,975	32,975
3	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	1.700%	11/1/18 LOC	2,500	2,500
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	3,694
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20	2,535	2,673
	Allentown PA City School District GO	5.000%	2/1/24 (15)	1,160	1,267
	Allentown PA City School District GO	5.000%	2/1/25 (15)	955	1,058
	Allentown PA City School District TRANS	2.200%	1/2/19	2,625	2,624
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22	1,875	1,964
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/23	1,000	1,054
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,644
	Beaver County PA GO	4.000%	4/15/20 (15)	660	675
	Beaver County PA GO	4.000%	4/15/21 (15)	690	712
	Beaver County PA GO	4.000%	4/15/22 (15)	725	756
	Beaver County PA GO	5.000%	4/15/24 (15)	1,090	1,205
	Beaver County PA GO	5.000%	4/15/25 (15)	1,415	1,581
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/25	1,370	1,450
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/21	500	534
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23	1,445	1,592
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/24	1,020	1,135

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
TOB VRDO	1.700%	11/7/18	8,420	8,420
Bethel Park PA School District GO	5.000%	8/1/22	500	546
Bethel Park PA School District GO	5.000%	8/1/23	780	866
2 Bethlehem PA Area School District Authority Revenue PUT	2.077%	11/1/21	10,140	10,111
2 Bethlehem PA Area School District Authority Revenue PUT	2.087%	11/1/21	5,395	5,381
Bethlehem PA GO	5.000%	12/1/23 (4)	260	291
Bethlehem PA GO	5.000%	12/1/24 (4)	290	328
Bethlehem PA GO	5.000%	12/1/25 (4)	475	543
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	501
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,200
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,053
Bucks County PA GO	5.000%	5/1/21	3,060	3,271
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,510	4,816
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22 (15)	605	637
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23 (15)	500	531
Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.600%	11/7/18	9,265	9,265
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,460	1,464
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	525	537
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	575	594
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,150	1,237
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,410	1,534
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/23 (15)	1,705	1,888
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/25	1,000	1,131
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,111
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,165
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,044
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,115
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,178
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,251
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/20 (15)	345	362
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/21 (15)	315	337
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/22 (15)	400	433
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/23 (15)	400	433
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/24 (15)	430	462
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/25 (15)	390	417
Coatesville PA School District GO	5.000%	8/1/22 (4)	2,280	2,469
Coatesville PA School District GO	5.000%	8/1/23 (4)	3,735	4,087
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	750	762
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20	1,125	1,168
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	1,000	1,058
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,760	1,893
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23	2,625	2,866
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24	3,000	3,317
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	245
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	613
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	530	555
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	750
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21	435	469
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	437
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22	400	439
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23	750	836
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,330
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	403
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	380	407
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	290	317
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,753
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	7,541
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22	2,410	2,586
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	2,425	2,642
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.580%	11/7/18 LOC	2,700	2,700
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/19	620	632
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/21	570	608
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	551
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/24	1,330	1,482
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/25	1,635	1,836

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/26	1,460	1,648
East Hempfield PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/20	790	818
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	2,155	1,696
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/24	500	530
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/26	570	602
Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,222
Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,000	5,603
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,740	2,807
2 Hempfield PA School District GO PUT	2.062%	8/1/19	5,690	5,695
Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,239
1 Kennett PA Consolidated School District GO	4.000%	2/15/24	500	534
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/23	510	558
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/24	500	552
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/22	2,750	3,009
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22	915	965
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23	700	743
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,381
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,631
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,002
3 Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)
TOB VRDO	1.750%	11/7/18	7,430	7,430
Luzerne County PA GO	5.000%	12/15/19 (4)	600	617
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,050
Luzerne County PA GO	5.000%	12/15/21 (4)	1,000	1,071
Luzerne County PA GO	5.000%	12/15/22 (4)	750	816
Luzerne County PA GO	5.000%	12/15/23 (4)	750	824
Luzerne County PA GO	5.000%	12/15/23 (4)	750	824
Luzerne County PA GO	5.000%	12/15/24 (4)	1,500	1,659
Luzerne County PA GO	5.000%	12/15/24 (4)	1,000	1,106
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/19 (4)	500	513
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/20 (4)	1,760	1,836
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/23 (4)	1,000	1,085
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/24 (4)	1,330	1,457
2 Manheim Township PA School District GO	1.754%	5/1/19	700	700
2 Manheim Township PA School District GO	1.804%	5/1/20	750	751
2 Manheim Township PA School District GO	1.854%	5/3/21	1,000	1,002
2 Manheim Township PA School District GO	1.954%	11/1/21	1,100	1,105
2 Manheim Township PA School District GO PUT	2.004%	11/1/21	2,000	2,010
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21	700	742
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,008
Montgomery County PA GO	5.000%	4/1/21	1,975	2,108
Montgomery County PA GO	5.000%	4/1/23	2,395	2,664
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19 (ETM)	1,625	1,653
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	1,675	1,702
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20 (ETM)	2,000	2,087
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	4,410	4,588
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,550
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,563
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,630
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	506
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20	1,265	1,315
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21	1,320	1,393
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/22	1,380	1,475
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/22	825	898
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/23	1,275	1,410
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/24	1,610	1,802

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University) PUT	2.320%	9/1/23	9,250	9,246
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,228
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,264
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/22	4,500	4,753
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,967
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,979
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	18,810	18,723
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/19	735	731
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/21	715	716
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22	790	790
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	3.000%	1/1/19	295	295
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	3.250%	1/1/20	1,680	1,670
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.000%	7/1/20	720	733
2 North Penn PA Water Authority Revenue	1.922%	11/1/19	1,000	999
2 North Penn PA Water Authority Revenue PUT	2.010%	11/1/19	2,500	2,500
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21	1,510	1,607
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22	3,885	4,210
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23	2,185	2,403
2 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	3.000%	8/15/20	8,125	8,204
Northampton County PA Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project)	3.750%	7/1/21	1,005	1,013
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22	925	980
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,477
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,054
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,323
Pennsbury PA School District GO	5.000%	1/15/22	1,045	1,130
Pennsylvania COP	5.000%	7/1/21	350	371
Pennsylvania COP	5.000%	7/1/23	250	273
Pennsylvania COP	5.000%	7/1/24	300	331
Pennsylvania COP	5.000%	7/1/25	500	554
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	6,750	7,006
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	10,100	10,410
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,687
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,382
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	2,998
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23	5,120	5,699
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24	7,535	8,499
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.970%	1/2/19	5,030	5,030
Pennsylvania GO	5.000%	4/1/19	30,390	30,764
Pennsylvania GO	5.000%	5/1/19	5,000	5,073
Pennsylvania GO	5.000%	6/1/19	15,000	15,256
Pennsylvania GO	5.000%	7/1/19	10,000	10,194
Pennsylvania GO	5.000%	7/1/19	9,900	10,092
Pennsylvania GO	5.000%	3/1/20	26,400	27,360
Pennsylvania GO	5.000%	3/15/20	5,380	5,581
Pennsylvania GO	5.000%	4/1/20	7,450	7,737
Pennsylvania GO	5.000%	6/15/20	21,120	22,041
Pennsylvania GO	5.000%	7/1/20	20,925	21,859
Pennsylvania GO	5.000%	10/15/20	22,345	23,504
Pennsylvania GO	5.000%	3/1/21	27,700	29,361
Pennsylvania GO	5.000%	3/1/22	12,530	13,541
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,000	3,285
Pennsylvania GO	5.000%	8/1/22	7,500	8,144

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania GO	4.000%	7/1/23	13,065	13,839
	Pennsylvania GO	5.000%	8/15/23	20,000	22,118
	Pennsylvania GO	5.000%	9/15/23	4,840	5,359
	Pennsylvania GO	5.000%	1/1/24	30,000	33,289
	Pennsylvania GO	5.000%	8/1/25	8,150	9,123
	Pennsylvania GO	5.000%	9/15/25 (4)	11,000	12,480
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,503
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,573
	Pennsylvania Higher Educational Facilities Authority Revenue
	(AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,075
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,581
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23	6,225	6,885
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23	1,450	1,604
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24	4,220	4,732
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24	1,535	1,721
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25	4,510	5,114
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25	1,625	1,843
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19 (ETM)	1,190	1,207
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	660	668
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	700
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	5.000%	10/1/21	2,120	2,290
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	5.000%	10/1/21	3,000	3,240
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	5.000%	10/1/22	5,010	5,527
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/19	5,655	5,786
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	5/15/20	8,030	8,366
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/20	1,925	2,018
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/21	3,035	3,257
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/22	750	821
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/23	3,000	3,338
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,310	2,308
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/48	13,260	13,822
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/19	1,330	1,345
	Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,515
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,052
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22	3,485	3,798
[1,2] Pennsylvania Turnpike Commission Revenue		0.000%	11/8/18	25,000	25,000
	Pennsylvania Turnpike Commission Revenue	3.000%	12/1/18	2,890	2,893
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,248
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,153
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,088
2	Pennsylvania Turnpike Commission Revenue	2.300%	12/1/19	15,000	15,028
2	Pennsylvania Turnpike Commission Revenue	2.750%	12/1/19	20,500	20,591
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,047
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,212
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	900	929
2	Pennsylvania Turnpike Commission Revenue	1.950%	12/1/20	3,750	3,742
2	Pennsylvania Turnpike Commission Revenue	2.480%	12/1/20	25,100	25,265
2	Pennsylvania Turnpike Commission Revenue	2.870%	12/1/20	1,430	1,448
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	1,902
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	350	370
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,715	31,590
2	Pennsylvania Turnpike Commission Revenue	2.030%	12/1/21	10,000	9,979
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,250	1,342
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	415	448
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	37,806
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	275
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	440	483
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	8,980	9,848
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	31,260
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	650	724
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	388

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	3,000	3,327
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	3,470	3,911
1 Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	4,000	4,357
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,860	4,311
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	685	765
1 Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,935	4,311
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	3,775	4,248
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,165	1,311
2 Pennsylvania Turnpike Commission Revenue PUT	2.400%	12/1/18	6,575	6,578
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,217
Philadelphia PA Airport Revenue	5.000%	7/1/19	290	296
Philadelphia PA Airport Revenue	5.000%	7/1/20	750	784
Philadelphia PA Airport Revenue	5.000%	7/1/21	750	801
Philadelphia PA Airport Revenue	5.000%	7/1/22	1,020	1,110
Philadelphia PA Airport Revenue	5.000%	7/1/23	850	940
Philadelphia PA Airport Revenue	5.000%	7/1/24	630	708
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,851
Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/23	2,565	2,802
Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/24	2,960	3,273
Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/25	3,165	3,535
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22	4,470	4,875
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23	5,415	5,981
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,013
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,700	1,721
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	750	780
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,641
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,126
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	3,605	3,830
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	750	814
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,161
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	650	717
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,290
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,050	3,319
Philadelphia PA Gas Works Revenue	5.000%	8/1/23	1,015	1,117
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	875	975
Philadelphia PA Gas Works Revenue	5.000%	8/1/25	875	983
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	1,300	1,470
Philadelphia PA GO	5.000%	7/15/19	1,435	1,464
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	225
Philadelphia PA GO	5.000%	8/1/19	5,150	5,260
Philadelphia PA GO	5.000%	8/1/20	3,625	3,786
Philadelphia PA GO	5.000%	8/1/21	3,500	3,731
Philadelphia PA GO	5.000%	8/1/22	4,810	5,223
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,818
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/19	1,000	1,014
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/21	715	750
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/22	1,000	1,063
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/23	2,750	2,954
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/24	7,195	7,791
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,503
Philadelphia PA School District GO	5.000%	9/1/19	700	715
Philadelphia PA School District GO	5.000%	9/1/19	6,215	6,349
Philadelphia PA School District GO	5.000%	9/1/20	500	523
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,276
Philadelphia PA School District GO	5.000%	9/1/21	2,745	2,928
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,800
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,534
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,329
Philadelphia PA School District GO	5.000%	9/1/22	6,345	6,868
Philadelphia PA School District GO	5.000%	9/1/22	1,000	1,082
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,050
Philadelphia PA School District GO	5.000%	9/1/23	6,250	6,832
Philadelphia PA School District GO	5.000%	9/1/24	1,285	1,418
Philadelphia PA School District GO	5.000%	9/1/25	1,000	1,114
Philadelphia PA Water & Wastewater Revenue	5.000%	6/15/19 (4)	2,500	2,546

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/20	7,165	7,402
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/20	500	527
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21	1,000	1,069
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21	1,285	1,374
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/21	320	345
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/23	350	390
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25	1,345	1,538
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/19	1,000	1,020
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	2,000	2,090
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22	520	570
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23	5,000	5,565
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/26 (4)	3,030	3,270
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/21	700	730
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/23	500	552
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/24	500	558
Pittsburgh PA GO	5.000%	9/1/23	350	385
Pittsburgh PA GO	5.000%	9/1/24	520	579
Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,138
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,561
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,552
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22 (4)	14,360	15,713
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23 (4)	15,225	16,932
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/24 (4)	17,180	19,357
2 Pittsburgh PA Water & Sewer Authority Revenue PUT	2.265%	12/1/20 (4)	50,000	50,023
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,810
Reading PA School District GO	5.000%	4/1/19	6,230	6,301
Reading PA School District GO	5.000%	3/1/24 (4)	665	736
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/19	700	720
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/20	900	948
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/23	500	556
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/24	1,950	2,194
Scranton PA School District GO	5.000%	6/1/22	2,150	2,275
2 Scranton School District PA GO PUT	2.384%	4/1/21	2,875	2,880
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,051
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21	675	717
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22	325	352
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/23	875	966
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/24	700	785
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/25	750	853
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	5,000	5,216
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/20	1,500	1,584
State Public School Building Authority Pennsylvania College Revenue
(Community College of Philadelphia Project)	4.000%	6/15/20 (15)	1,940	1,992
State Public School Building Authority Pennsylvania College Revenue
(Community College of Philadelphia Project)	5.000%	6/15/21 (15)	1,345	1,433
State Public School Building Authority Pennsylvania College Revenue
(Community College of Philadelphia Project)	5.000%	6/15/22 (15)	1,160	1,258
State Public School Building Authority Pennsylvania College Revenue
(Community College of Philadelphia Project)	5.000%	6/15/23 (15)	2,580	2,838
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/19 (15)	1,725	1,769
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/20 (15)	1,035	1,087
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/21 (15)	2,670	2,864
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/20	2,995	3,118
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/21	1,115	1,184
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/22	1,010	1,092
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/22	1,250	1,340
3 Tower Health Obligated Group PA TOB VRDO	1.720%	11/7/18	4,435	4,435
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22 (15)	545	596
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/23 (15)	1,110	1,234
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/24 (15)	720	812
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/25 (15)	1,000	1,140
University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/26 (15)	1,000	1,133

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,044
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	1,000	1,036
3 Westmoreland County PA Municipal Authority Revenue TOB VRDO	1.710%	11/7/18 LOC	5,770	5,770
Westmoreland County PA Municipal Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,344
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	2,465	2,581
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/23 (15)	1,265	1,388
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/24 (15)	1,000	1,113
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/25 (15)	500	563
				1,526,245
Puerto Rico (0.2%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/25 (12)	50	53
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/19 (14)	125	126
Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/19 (14)	2,185	2,213
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20 (14)	4,415	4,517
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	270	272
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	1,505	1,515
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	4,180	4,209
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (4)	110	115
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (4)	145	150
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (14)	700	703
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (14)	1,410	1,417
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/24 (4)	300	315
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	290	292
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	3,420	3,449
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,270	5,468
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	1,805	1,890
Puerto Rico GO	0.000%	7/1/19 (14)	1,815	1,769
Puerto Rico GO	3.875%	7/1/19 (4)	100	100
Puerto Rico GO	5.500%	7/1/19 (14)	260	264
Puerto Rico GO	5.500%	7/1/19 (14)	4,035	4,093
Puerto Rico GO	5.500%	7/1/20 (14)	22,695	23,403
Puerto Rico GO	5.500%	7/1/20 (14)	4,165	4,295
Puerto Rico GO	5.500%	7/1/20 (12)(3)	120	125
Puerto Rico GO	5.250%	7/1/21 (14)	125	127
Puerto Rico GO	5.500%	7/1/21 (14)	1,080	1,127
Puerto Rico GO	4.000%	7/1/22 (4)	65	67
Puerto Rico GO	5.500%	7/1/22 (12)	20	21
Puerto Rico GO	5.250%	7/1/24 (4)	600	639
Puerto Rico GO	5.375%	7/1/25 (4)	125	133
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/19 (4)	200	204
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/19 (14)	200	203
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20 (14)	200	206
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20 (4)	525	547
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/23 (4)	375	408
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.000%	7/1/23 (12)	15	16
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (12)	20	21
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/19 (14)	40	40
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/21 (12)	40	42
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/21 (14)	155	159
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/23 (12)	25	27
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/27 (12)	100	101
				64,841
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23	5,485	6,085
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	708
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,209
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,437
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22	500	540
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24	2,895	3,254
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/21	200	209
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	429
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	434
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	558

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	491
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	200	218
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	500
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	710
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	300	333
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	365	411
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	752
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	1,030	1,160
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	225	254
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	400	452
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,691
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,529
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,775
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21	5,625	5,846
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/22	2,500	2,623
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/23	2,700	2,851
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/19	1,500	1,521
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/21	2,330	2,462
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/22	2,510	2,698
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/23	2,295	2,502
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,275
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	2,878
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	10,859
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,123
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,271
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	10,750
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	3,638
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	2,915
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,615	2,803
				95,154
South Carolina (1.3%)
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,003
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,056
Charleston County SC GO	5.000%	11/1/18	7,085	7,085
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	2,000	2,066
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,000	11,115
Darlington County SC School District GO	5.000%	3/1/24	3,605	4,052
Darlington County SC School District GO	5.000%	3/1/25	3,825	4,362
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20	600	631
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21	1,000	1,071
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22	1,000	1,090
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,345

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19	500	514
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/20	550	577
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/22	550	597
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/23	1,925	2,117
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/24	675	750
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	2,000	2,096
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	521
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,064
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21	1,245	1,327
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22	1,240	1,345
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22	1,290	1,415
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	40,485	42,355
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	7,675
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	7,960	8,845
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	1,490	1,672
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	20,943
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	838
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,218
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,115
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,270	1,309
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,260	3,437
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,850	3,069
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	3,795	4,161
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,970	3,332
South Carolina Housing Finance & Development Authority Mortgage Revenue	4.000%	7/1/47	5,330	5,528
South Carolina Housing Finance & Development Authority Mortgage Revenue	4.500%	7/1/48	9,000	9,576
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23	1,860	2,040
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24	1,825	2,029
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19 (ETM)	1,000	1,022
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20 (ETM)	2,710	2,842
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21 (ETM)	1,000	1,071
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22 (ETM)	1,500	1,589
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (ETM)	1,500	1,671
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,500
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,028
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,765	1,857
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,250	1,285
South Carolina Public Service Authority Revenue	5.000%	12/1/19	5,280	5,426
South Carolina Public Service Authority Revenue	5.000%	7/1/20 (Prere.)	1,255	1,313
South Carolina Public Service Authority Revenue	5.000%	12/1/20	39,545	41,487
South Carolina Public Service Authority Revenue	5.000%	12/1/20	4,025	4,223
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,590	2,763
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,040	2,176
South Carolina Public Service Authority Revenue	5.000%	12/1/21	650	693
South Carolina Public Service Authority Revenue	5.000%	12/1/22	10,000	10,826
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,715	1,857
South Carolina Public Service Authority Revenue	5.000%	12/1/22	580	628
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,200	1,288
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,120	1,213
South Carolina Public Service Authority Revenue	5.000%	12/1/23	520	569
South Carolina Public Service Authority Revenue	5.000%	12/1/23	3,375	3,694
South Carolina Public Service Authority Revenue	5.000%	12/1/24	245	271
South Carolina Public Service Authority Revenue	5.000%	12/1/24	4,875	5,390
South Carolina Public Service Authority Revenue	5.000%	12/1/25	1,085	1,143
South Carolina Public Service Authority Revenue	5.000%	12/1/25	8,305	9,185
South Carolina Public Service Authority Revenue	5.000%	12/1/25	1,750	1,924
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/25	2,000	2,126
3 South Carolina Public Service Authority Revenue TOB VRDO	1.850%	11/7/18	2,650	2,650
3 South Carolina Public Service Authority TOB VRDO	1.850%	11/7/18	2,325	2,325
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	26,493
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	4,885	5,437
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	7,025	7,818
South Carolina Transportation Infrastructure Revenue	3.000%	10/1/27	3,600	3,564
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/23	1,000	1,108
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/24	750	844

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/25	750	856
York County SC GO	5.000%	4/1/25	3,825	4,298
				333,794
South Dakota (0.1%)
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	4.000%	4/1/20	350	359
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/21	800	848
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/22	375	406
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/23	750	824
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/24	1,100	1,224
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/25	1,000	1,125
South Dakota Building Authority Revenue	5.000%	6/1/20	500	522
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/22	1,285	1,404
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/23	750	831
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/24	1,000	1,120
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/25	500	565
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	665	687
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20	645	679
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	523
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21	550	591
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	400	438
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	535	586
South Dakota Housing Development Authority Homeownership Mortgage Revenue	4.000%	11/1/47	9,840	10,229
				22,961
Tennessee (1.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,695
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,201
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/19	1,520	1,564
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/20	700	734
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.710%	11/1/18 LOC	3,050	3,050
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/19	1,575	1,604
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,563
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,144
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,250	1,354
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	989
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/24	3,500	3,849
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/25	2,810	3,080
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	3,545	3,820
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,575
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,211
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	960	1,025
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,082
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,490
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,010	1,106
Memphis TN Electric System Revenue	5.000%	12/1/24	760	865
Memphis TN Gas System Revenue	5.000%	12/1/24	665	757
Memphis TN GO	5.000%	6/1/23	6,585	7,332
Memphis TN Water System Revenue	4.000%	12/1/24	860	936
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22	5,280	5,619
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	25,636
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,307
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	21,079
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	14,660	16,609
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	46,420	51,584
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,375	26,848
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	14,485	16,056
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	2,500	2,456
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,190
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,046

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN GO	5.000%	3/1/19	10,275	10,380
Shelby County TN GO	5.000%	4/1/23	1,000	1,112
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/21	1,350	1,436
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/23	1,210	1,335
Sullivan County TN GO	5.000%	5/1/21	2,705	2,887
Sullivan County TN GO	5.000%	5/1/22	2,745	2,994
Sullivan County TN GO	5.000%	5/1/23	2,985	3,314
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	13,075	13,162
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,520	7,706
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	6,335	6,525
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	19,934
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,535	8,956
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,315	14,245
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	2,195	2,340
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,570	1,712
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	5,725	6,190
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,840	3,137
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	92,750	96,189
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	31,500	32,608
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	1,685	1,729
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/42	4,615	4,786
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	2,730	2,811
Washington County TN GO	4.000%	6/1/21	2,030	2,123
Washington County TN GO	4.000%	6/1/23	2,000	2,140
				473,207
Texas (13.3%)
Alamo TX Community College District GO	5.000%	8/15/23	5,420	6,051
Alamo TX Community College District GO	5.000%	8/15/24	12,260	13,894
Alamo TX Community College District GO	5.000%	8/15/25	7,950	9,130
Aldine TX Independent School District GO	5.000%	2/15/24	200	225
Aldine TX Independent School District GO	5.000%	2/15/25	250	285
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	1,929
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,302
Alvin TX Independent School District GO PUT	2.150%	8/15/21	7,500	7,432
Arlington TX GO	4.000%	8/15/23	2,925	3,135
Arlington TX GO	5.000%	8/15/24	2,925	3,313
Arlington TX GO	5.000%	8/15/25	2,925	3,351
Arlington TX GO	5.000%	8/15/26	2,920	3,380
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	2,935
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,587
Arlington TX Special Tax Revenue	3.000%	2/15/20	600	606
Arlington TX Special Tax Revenue	3.000%	2/15/21	750	761
Arlington TX Special Tax Revenue	4.000%	2/15/22	750	786
Arlington TX Special Tax Revenue	4.000%	2/15/23	735	777
Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,569
Arlington TX Special Tax Revenue	5.000%	2/15/25 (4)	1,070	1,210
Arlington TX Special Tax Revenue	5.000%	2/15/26 (4)	1,075	1,210
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22	400	430
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22	500	538
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23	750	817
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23	755	823
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24	750	827
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24	690	761
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,049
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,067
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,087
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	200	221
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	200	224
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	255	288
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	501
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	515
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,010	1,067
Austin TX GO	5.000%	9/1/22	11,720	12,869
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,392
Austin TX Independent School District GO	5.000%	8/1/24	1,260	1,425
Austin TX Independent School District GO	5.000%	8/1/25	1,750	2,004
Austin TX Independent School District GO	5.000%	8/1/26	3,055	3,532

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19 (ETM)	60	62
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	940	969
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,558
Beaumont TX Independent School District GO	5.000%	2/15/23	3,945	4,362
Beaumont TX Independent School District GO	5.000%	2/15/24	4,150	4,665
Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	4,974
Bedford TX GO	5.000%	2/1/22	2,515	2,725
Bedford TX GO	5.000%	2/1/23	2,635	2,905
Bedford TX GO	5.000%	2/1/24	2,775	3,105
Bedford TX GO	5.000%	2/1/25	2,920	3,311
Bexar County TX GO	5.000%	6/15/21	5,155	5,514
Bexar County TX GO	5.000%	6/15/21	2,930	3,134
Bexar County TX GO	5.000%	6/15/22	6,000	6,548
Bexar County TX GO	5.000%	6/15/22	2,775	3,029
Bexar County TX GO	5.000%	6/15/23	9,220	10,241
Bexar County TX GO	5.000%	6/15/23	4,055	4,504
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	1,989
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,651
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,615
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,238
Brazosport TX Independent School District GO	5.000%	2/15/25	1,955	2,216
Brownsville TX Independent School District GO	5.000%	2/15/22	2,805	3,042
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,311
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,072
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	532
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	625	644
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	628
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,000	1,038
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	2,295	2,416
1 Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22	3,500	3,630
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	225	241
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	2,570	2,759
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	1,170	1,273
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	4,500	4,914
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,636
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	8,500	8,373
Clear Creek TX Independent School District GO PUT	2.150%	8/16/21	7,500	7,424
Colorado River TX Municipal Water District Revenue	5.000%	1/1/22	1,000	1,080
Colorado River TX Municipal Water District Revenue	5.000%	1/1/23	1,395	1,534
Colorado River TX Municipal Water District Revenue	5.000%	1/1/24	1,550	1,732
Colorado River TX Municipal Water District Revenue	5.000%	1/1/25	1,000	1,142
1 Conroe TX GO	5.000%	11/15/24	1,380	1,566
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,590
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,389
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,684
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,095
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,338
Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19	2,750	2,746
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	9,890	10,737
Cypress-Fairbanks TX Independent School District GO PUT	2.500%	8/15/19	17,000	17,043
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,000	4,921
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,375	5,290
Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20	4,850	4,908
Dallas County TX Community College District GO	5.000%	2/15/25	3,270	3,728
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21	7,230	7,646
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,784
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,096
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	3,250	3,515
Dallas TX GO	5.000%	2/15/22	6,135	6,634
Dallas TX GO	5.000%	2/15/23 (15)	3,400	3,743
Dallas TX GO	5.000%	2/15/23 (15)	10,875	11,973
Dallas TX Independent School District GO	5.000%	8/15/23	7,275	8,125
Dallas TX Independent School District GO	5.000%	2/15/26	1,075	1,218
Dallas TX Independent School District GO	5.000%	2/15/26	4,000	4,243
Dallas TX Independent School District GO PUT	5.000%	2/15/20	2,500	2,586
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	310	337
Dallas TX Independent School District GO PUT	5.000%	2/15/22	19,690	21,259
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24	3,315	3,758
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/25	1,740	1,996
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	500

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,571
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,571
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,028
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,633
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,053
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,045	4,352
Deer Park Independent School District TX GO PUT	3.000%	10/1/19	8,580	8,642
Denton County TX GO	5.000%	7/15/22	2,000	2,190
Denton County TX GO	5.000%	7/15/23	2,090	2,329
Denton TX GO	5.000%	2/15/22	2,000	2,071
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,144
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,534
Denton TX Independent School District GO	5.000%	8/15/24	2,775	3,140
Dickinson TX Independent School District GO PUT	1.350%	8/1/19	2,750	2,733
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	8,989
El Paso TX GO	5.000%	8/15/21	5,615	6,023
El Paso TX GO	5.000%	8/15/21	1,935	2,076
El Paso TX GO	5.000%	8/15/22	2,815	3,079
El Paso TX Independent School District GO	5.000%	8/15/25	1,000	1,144
El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/23	1,505	1,662
El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/24	1,690	1,897
El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/25	1,985	2,259
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,820
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,073
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,085
El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,500	2,710
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,075	3,499
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,126
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,715
Fort Bend County TX GO	5.000%	3/1/23	1,265	1,399
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,550
Fort Bend County TX GO	5.000%	3/1/25	2,775	3,158
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	216
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	219
Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,160
Fort Bend TX Independent School District GO	5.000%	2/15/22	4,270	4,638
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,860
Fort Bend TX Independent School District GO	5.000%	2/15/23	3,010	3,332
Fort Bend TX Independent School District GO	5.000%	2/15/24	2,735	3,076
Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,854
Fort Bend TX Independent School District GO PUT	1.350%	8/1/19	3,885	3,861
Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	2,695	2,651
Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,390	5,249
Fort Worth TX GO	5.000%	3/1/19	3,500	3,535
Fort Worth TX GO	5.000%	3/1/21	10,060	10,687
Fort Worth TX Independent School District GO	5.000%	2/15/22	1,135	1,231
Fort Worth TX Independent School District GO	5.000%	2/15/23	850	939
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,370	1,537
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,270	1,425
Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,071
Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,725
Frisco TX GO	5.000%	2/15/21	4,295	4,564
Frisco TX GO	5.000%	2/15/21	8,890	9,446
Frisco TX GO	5.000%	2/15/22	7,730	8,392
Frisco TX GO	5.000%	2/15/23	4,115	4,550
Frisco TX GO	5.000%	2/15/24	10,000	11,031
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,234
Frisco TX Independent School District GO	5.000%	8/15/24	2,885	3,266
Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,680
Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,174
Galena Park TX Independent School District GO	5.000%	8/15/24	1,000	1,133
Galena Park TX Independent School District GO	5.000%	8/15/25	1,525	1,751
Galveston County TX GO	4.000%	2/1/21	1,000	1,039
Galveston County TX GO	4.000%	2/1/22	1,110	1,168
Galveston County TX GO	4.000%	2/1/23	785	835
Galveston County TX GO	4.000%	2/1/24	1,000	1,071
Galveston County TX GO	4.000%	2/1/25	1,000	1,079
Georgetown TX Independent School District GO PUT	2.500%	8/1/19	1,500	1,504
Georgetown TX Independent School District GO PUT	2.000%	8/1/20	12,000	12,231
Georgia TX GO PUT	1.950%	8/14/20	6,750	6,708

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,829
Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/25	1,325	1,507
Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19	5,000	4,962
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	170,000	185,727
Grand Prairie TX Independent School District GO	5.000%	2/15/21	1,500	1,593
Grand Prairie TX Independent School District GO	5.000%	2/15/22	1,000	1,085
Grand Prairie TX Independent School District GO	5.000%	2/15/23	675	746
Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	3,750	3,742
Harlandale TX Independent School District GO PUT	3.000%	8/15/21	4,500	4,541
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	2.300%	6/1/19	2,250	2,255
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	2.350%	6/1/20	2,000	2,015
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) PUT	2.180%	12/1/19	9,000	9,014
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/19	1,265	1,302
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20	2,500	2,630
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21	2,950	3,167
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22	1,820	1,989
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19	2,350	2,412
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21	4,000	4,299
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22	2,560	2,806
2 Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Children’s Hospital) PUT	2.410%	6/1/20	32,500	32,714
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/19	1,410	1,431
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/21	760	819
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/22	600	658
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/23	760	847
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/24	1,025	1,157
Harris County TX Flood Control District Revenue	5.000%	10/1/24	3,295	3,741
Harris County TX Flood Control District Revenue	5.000%	10/1/25	2,555	2,937
Harris County TX Flood Control District Revenue	5.000%	10/1/25	1,150	1,297
Harris County TX GO	5.000%	10/1/22	10,025	11,021
Harris County TX GO	5.000%	10/1/22	1,100	1,209
Harris County TX GO	5.000%	10/1/23	4,455	4,982
Harris County TX GO	5.000%	10/1/23	8,575	9,420
Harris County TX GO	5.000%	10/1/23	3,950	4,339
Harris County TX GO	5.000%	10/1/24	4,080	4,633
Harris County TX GO	5.000%	10/1/24	3,315	3,764
Harris County TX GO	5.000%	10/1/24	9,000	9,876
Harris County TX GO	5.000%	10/1/25	1,750	2,012
Harris County TX GO	5.000%	10/1/25	1,140	1,311
Harris County TX GO	5.000%	10/1/26	1,040	1,188
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/18	1,000	1,002
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/19	400	412
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,333
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,195
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,502
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	1,455	1,498
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19 (ETM)	545	561
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/24	1,785	2,020
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,476
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	602
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	8,722
Harris County TX Sports Authority Revenue	5.000%	11/15/26 (4)	11,155	12,463
3 Harris County TX TOB VRDO	1.630%	11/7/18	24,800	24,800
Hays County TX GO	5.000%	2/15/20	200	207
Hays County TX GO	5.000%	2/15/21	850	903
Hays County TX GO	5.000%	2/15/21	285	303
Hays County TX GO	5.000%	2/15/23	1,120	1,234
Hays County TX GO	5.000%	2/15/23	840	926
Hays County TX GO	5.000%	2/15/24	1,025	1,146
Hays County TX GO	5.000%	2/15/25	1,225	1,388

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/24	2,225	2,508
Houston TX Airport System Revenue	5.000%	7/1/25	3,500	3,990
Houston TX Airport System Revenue	5.000%	7/1/25	1,650	1,881
Houston TX Community College System GO	5.000%	2/15/19	2,860	2,885
Houston TX Community College System GO	5.000%	2/15/19	870	878
Houston TX Community College System Revenue	5.000%	4/15/20	1,000	1,042
Houston TX Community College System Revenue	5.000%	4/15/22	1,900	2,059
Houston TX Community College System Revenue	5.000%	4/15/23	2,000	2,203
Houston TX Community College System Revenue	5.000%	4/15/24	2,880	3,220
Houston TX GO	5.000%	3/1/19	5,000	5,052
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,505
Houston TX GO	5.000%	3/1/19	12,195	12,321
Houston TX GO	5.000%	3/1/19	1,135	1,147
Houston TX GO	5.000%	3/1/20	2,500	2,594
Houston TX GO	5.000%	3/1/21	2,500	2,650
Houston TX GO	5.000%	3/1/22	3,000	3,259
Houston TX GO	5.000%	3/1/22	20,000	21,728
Houston TX GO	5.000%	3/1/23	1,750	1,936
Houston TX GO	5.000%	3/1/23	12,605	13,945
Houston TX GO	5.000%	3/1/24	2,315	2,603
Houston TX GO	5.000%	3/1/24	10,000	11,245
Houston TX GO	5.000%	3/1/24	540	545
Houston TX GO	5.000%	3/1/25	5,000	5,705
Houston TX GO	5.000%	3/1/25	1,000	1,081
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	715
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,603
Houston TX Independent School District GO	5.000%	2/15/19	2,890	2,916
Houston TX Independent School District GO	5.000%	2/15/23	25,070	27,687
Houston TX Independent School District GO	5.000%	2/15/24	20,015	22,467
Houston TX Independent School District GO PUT	3.000%	6/1/19	23,750	23,873
Houston TX Independent School District GO PUT	2.200%	6/1/20	6,000	5,993
Houston TX Independent School District GO PUT	2.400%	6/1/21	3,400	3,390
Houston TX Independent School District GO PUT	2.400%	6/1/21	3,000	2,995
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,503
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,092
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,257
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,694
Houston TX Utility System Revenue	5.000%	5/15/21	5,050	5,394
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,398
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	5,890
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,526
Houston TX Utility System Revenue	5.000%	11/15/22	7,125	7,834
Houston TX Utility System Revenue	5.000%	11/15/23	200	223
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,263
Houston TX Utility System Revenue	5.000%	11/15/24	300	340
Houston TX Utility System Revenue	5.000%	11/15/24	1,895	2,145
Houston TX Utility System Revenue	5.000%	11/15/25	1,255	1,439
2 Houston TX Utility System Revenue PUT	2.500%	5/1/20	35,500	35,696
2 Houston TX Utility System Revenue PUT	1.957%	8/1/21	28,400	28,321
Humble TX Independent School District GO	5.000%	2/15/23	2,200	2,437
Humble TX Independent School District GO	5.500%	2/15/25	1,580	1,847
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23	1,430	1,592
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,100	1,244
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,565	1,768
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,500	1,696
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25	1,250	1,431
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25	4,165	4,766
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/20	250	261
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/21	250	266
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/22	250	271
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/23	350	384
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/24	515	571
Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/25	500	559
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,071
Irving TX Independent School District GO	5.000%	2/15/23	2,035	2,252
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,322
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,492
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,672
Katy TX Independent School District GO	4.000%	2/15/24	410	436
Katy TX Independent School District GO	4.000%	2/15/25	1,000	1,060

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Katy TX Independent School District GO PUT	2.077%	8/15/19	16,095	16,105
Keller TX Independent School District GO	5.000%	8/15/22	3,010	3,297
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/21	800	845
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,073
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/23	255	276
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/24	340	372
Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,173
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,474
Lake Travis TX Independent School District GO	5.000%	2/15/24	400	449
Lake Travis TX Independent School District GO	5.000%	2/15/25	1,535	1,747
Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	5,000	5,023
Lamar TX Consolidated Independent School District GO	5.000%	2/15/19	2,705	2,729
Lamar TX Consolidated Independent School District GO	5.000%	2/15/21	2,340	2,486
Lamar TX Consolidated Independent School District GO	5.000%	2/15/22	2,500	2,715
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,436
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	2,000	2,284
Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20	15,500	15,402
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,557
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,029
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,697
Leander TX Independent School District GO	5.000%	8/15/23	500	558
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,414
Leander TX Independent School District GO	5.000%	8/15/24	850	964
Leander TX Independent School District GO	5.000%	8/15/27	5,280	6,079
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,344
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	13,652
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,230
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,853
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,508
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,380	1,437
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	875	952
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	6,025	6,551
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,440	1,595
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,045	3,341
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/20	1,000	1,042
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/21	1,255	1,338
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/22	7,645	8,133
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/22	6,080	6,617
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/22	2,075	2,258
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/23	2,310	2,558
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	1,020	1,147
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	3,000	3,374
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/25	1,100	1,251
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/25	4,200	4,700
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/26	5,000	5,577
3 Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.) TOB VRDO	1.720%	11/7/18	7,970	7,970
Lubbock TX GO	5.000%	2/15/21	1,755	1,863
Lubbock TX GO	5.000%	2/15/21	850	902
Lubbock TX GO	5.000%	2/15/22	645	700
Lubbock TX GO	5.000%	2/15/22	1,610	1,746
Lubbock TX GO	5.000%	2/15/23	720	796
Lubbock TX GO	5.000%	2/15/23	1,780	1,967
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,616
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,731

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Magnolia TX Independent School District GO	5.000%	8/15/23	510	568
Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,727
Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,300
Mansfield TX Independent School District GO PUT	2.500%	8/1/21	4,125	4,137
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,419
McAllen TX Independent School District GO	4.000%	2/15/25	3,330	3,529
McAllen TX Independent School District GO	4.000%	2/15/26	3,010	3,177
McAllen TX Independent School District GO	4.000%	2/15/27	4,440	4,668
McAllen TX Independent School District GO	4.000%	2/15/28	2,885	3,024
Midlothian TX Independent School District GO PUT	2.500%	8/1/20	5,500	5,518
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	1.970%	1/2/19	17,050	17,049
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/23	250	273
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/24	500	550
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/25	750	829
New Caney TX Independent School District GO PUT	3.000%	8/15/21	7,500	7,612
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,104
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/25	2,535	2,899
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/20	350	359
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/22	500	538
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	775	843
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	682
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	183
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	317
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	221
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	2,665	2,366
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/24	2,000	1,768
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,093
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,110
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,900	1,942
North East TX Independent School District GO	5.000%	2/1/22	6,985	7,572
North East TX Independent School District GO PUT	1.420%	8/1/21	7,090	6,879
North East TX Independent School District GO PUT	2.375%	8/1/22	5,000	4,967
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	973
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	755	819
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,403
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,090	1,196
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,200	1,328
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	874
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,654
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,020
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,165
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,132
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	723
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,395	12,055
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,640	3,851
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,232
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,055
North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,015	11,903
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,165	6,662
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,510	2,712
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,615
North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,630	7,290
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,095
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,730	3,002
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,650	2,903
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,100	1,223
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	4,975

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,520	3,851
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,452
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,220	4,603
North Texas Tollway Authority System Revenue	5.000%	1/1/26	935	1,051
North Texas Tollway Authority System Revenue	5.000%	1/1/26	3,000	3,327
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,239
2 North Texas Tollway Authority System Revenue PUT	2.400%	1/1/19	25,375	25,380
2 North Texas Tollway Authority System Revenue PUT	2.270%	1/1/20	33,940	34,031
3 North Texas Tollway Authority System Revenue TOB VRDO	1.800%	11/7/18	2,600	2,600
North Texas Tollway Authority System Revenue VRDO	1.620%	11/7/18 LOC	38,350	38,350
Northside Independent School District Texas GO	5.000%	8/15/24	760	861
Northside Independent School District Texas GO	5.000%	8/15/25	1,155	1,323
Northside Independent School District Texas GO PUT	2.750%	8/1/23	15,840	15,903
Northside Independent School District Texas GO	5.000%	8/15/23	1,000	1,117
Northside Independent School District Texas GO	5.000%	8/15/24	1,955	2,214
Northside Independent School District Texas GO	5.000%	8/15/25	1,035	1,186
Northside Independent School District Texas GO	4.000%	8/15/26	3,000	3,261
Northside Independent School District Texas GO PUT	1.450%	6/1/20	15,200	15,007
Northside Independent School District Texas GO PUT	2.125%	8/1/20	7,325	7,311
Northside Independent School District Texas GO PUT	1.750%	6/1/22	13,100	12,722
Northside Independent School District TX GO	5.000%	2/15/25	3,520	3,953
1 Northside TX Independent School District GO	5.000%	8/15/24	750	850
1 Northside TX Independent School District GO	5.000%	8/15/25	1,000	1,146
Odessa TX Junior College District GO	5.000%	8/15/23	500	554
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,786
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/21	1,000	1,070
Pearland TX GO	5.000%	3/1/19	155	157
Pearland TX GO	4.000%	3/1/20	330	338
Pearland TX GO	5.000%	3/1/21	600	637
Pearland TX GO	5.000%	3/1/22	720	781
Pearland TX GO	5.000%	3/1/23	440	486
Pearland TX GO	5.000%	3/1/24	820	918
Pearland TX GO	5.000%	3/1/25	685	776
Pearland TX GO	5.000%	3/1/26	590	674
Pearland TX Independent School District GO	5.000%	2/15/24	835	939
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/19	220	225
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/20	315	331
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/21	240	257
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/22	160	175
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/23	370	411
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/24	690	776
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/25	960	1,090
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/26	950	1,088
Plano TX Independent School District GO	4.000%	2/15/26	1,860	1,948
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,273
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	9,579
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	2,965
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,264
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,427
Prosper TX Independent School District GO	5.000%	2/15/23	400	442
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,709
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,313
Rockwall TX GO	5.000%	8/1/21	800	858
Rockwall TX GO	5.000%	8/1/22	2,780	3,040
Rockwall TX GO	5.000%	8/1/23	1,635	1,818
Rockwall TX Independent School District GO	5.000%	2/15/25	1,500	1,709
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,324
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,096
Round Rock TX Independent School District GO	5.000%	8/1/23	3,700	4,127
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,231
Round Rock TX Independent School District GO	5.000%	8/1/24	4,000	4,528
Round Rock TX Independent School District GO	5.000%	8/1/25	1,675	1,920
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,120	5,517
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	335	368
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,024
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	5,450	5,785
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	12,000	12,738
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	4,000	4,340

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,167
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20	20,000	20,238
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	12,625	12,387
San Antonio TX GO	5.000%	2/1/21	3,550	3,767
San Antonio TX GO	5.000%	2/1/22	3,000	3,254
San Antonio TX GO	4.000%	2/1/27	1,250	1,311
San Antonio TX GO	4.000%	2/1/28	9,000	9,414
San Antonio TX Independent School District GO	5.000%	2/15/26	9,480	10,762
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,458
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,286
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,565
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,069
San Antonio TX Water Revenue	5.000%	5/15/22	1,800	1,965
San Antonio TX Water Revenue	5.000%	5/15/24	575	650
San Antonio TX Water Revenue	5.000%	5/15/25	650	744
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	39,324
San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	11,968
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,231
Sheldon TX Independent School District	5.000%	2/15/25	3,015	3,434
Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,397
Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,689
Socorro TX Independent School District GO	5.000%	8/15/25	600	687
Southside Independent School District Texas GO	5.000%	8/15/23	300	334
Southside Independent School District Texas GO	5.000%	8/15/24	250	282
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/20	3,000	3,160
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/21	2,500	2,685
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	3,900	4,270
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/23	700	779
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/24	500	565
Southwest TX Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/25	5,000	5,724
Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	5,415
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,250	1,390
Sugar Land TX GO	3.000%	2/15/21	400	407
Sugar Land TX GO	5.000%	2/15/22	250	271
Sugar Land TX GO	5.000%	2/15/23	370	409
Sugar Land TX GO	5.000%	2/15/24	500	561
Sugar Land TX GO	5.000%	2/15/25	500	568
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Hendrick Medical Center)	5.000%	9/1/21	1,200	1,280
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,285
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,865	1,964
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,579
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,593
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,719
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,179
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	950
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	826
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/24	1,950	2,171
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/25	1,370	1,539
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/26	3,500	3,953
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,063
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	1,375	1,493
Texas (Veterans Housing Assistance Program) GO VRDO	1.640%	11/7/18	43,545	43,545
Texas A&M University Revenue	5.000%	5/15/24	4,730	5,351
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	4,425	4,732
Texas GO	5.000%	10/1/19	8,000	8,220
Texas GO	5.000%	10/1/20	10,000	10,535
Texas GO	5.000%	4/1/21	3,490	3,720
Texas GO	5.000%	10/1/21	19,000	20,476

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas GO	5.000%	10/1/21	5,950	6,412
Texas GO	5.000%	4/1/23	11,995	13,085
Texas GO	5.000%	8/1/24	1,000	1,080
Texas GO	5.000%	4/1/25	4,040	4,617
Texas GO	5.000%	8/1/25	950	1,019
Texas GO	5.000%	8/1/25	2,825	3,206
Texas GO	5.000%	10/1/26	3,535	4,003
Texas GO VRDO	1.640%	11/7/18	70,000	70,000
Texas GO VRDO	1.650%	11/7/18	121,150	121,150
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	2,000	2,007
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	3,565	3,579
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,145
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	6,700
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,301
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	11,450	12,093
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,125	2,275
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	1,000	1,089
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	3,415	3,794
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	805	904
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	1,520	1,721
Texas Municipal Power Agency Revenue	5.000%	9/1/22	500	526
Texas Municipal Power Agency Revenue	5.000%	9/1/23	810	851
Texas Municipal Power Agency Revenue	5.000%	9/1/24	420	441
Texas Municipal Power Agency Revenue	5.000%	9/1/25	450	472
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20	1,000	1,053
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21	1,250	1,344
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22	675	738
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23	1,720	1,909
Texas Revenue	4.000%	8/29/19	420,265	426,914
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,394
Texas State University System Financing System Revenue	5.000%	3/15/22	1,845	2,004
Texas State University System Financing System Revenue	5.000%	3/15/23	2,290	2,533
Texas State University System Financing System Revenue	5.000%	3/15/24	1,915	2,153
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,111
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,250
Texas Transportation Commission GO	5.000%	10/1/21	15,000	16,166
Texas Transportation Commission GO	5.000%	10/1/22	16,900	18,578
Texas Transportation Commission GO	5.000%	10/1/24	9,295	10,565
2 Texas Transportation Commission GO PUT	1.900%	10/1/21	84,275	84,036
Texas Transportation Commission Mobility Fund GO VRDO	1.600%	11/7/18	29,705	29,705
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	10,771
Texas Transportation Commission Revenue	5.000%	10/1/21	37,020	39,875
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,495
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	4,941
Texas Transportation Commission Revenue	5.000%	10/1/24	4,795	5,442
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,525	20,237
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,746
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,552
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,237
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,489
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	3,825
Texas Water Development Board Revenue	5.000%	8/1/23	3,900	4,347
Texas Water Development Board Revenue	5.000%	4/15/24	3,230	3,643
Texas Water Development Board Revenue	5.000%	4/15/24	2,500	2,819
Texas Water Development Board Revenue	5.000%	8/1/24	4,000	4,530
Texas Water Development Board Revenue	5.000%	10/15/24	2,050	2,328
Texas Water Development Board Revenue	5.000%	10/15/24	2,750	3,123
Texas Water Development Board Revenue	5.000%	4/15/25	4,485	5,132
Texas Water Development Board Revenue	5.000%	4/15/25	3,000	3,433
Texas Water Development Board Revenue	5.000%	8/1/25	5,900	6,775
Texas Water Development Board Revenue	5.000%	10/15/25	2,540	2,924
Tomball TX Independent School District GO	5.000%	2/15/25	5,000	5,695
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,463
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23	1,030	1,148
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/24	1,300	1,472
Trinity River Authority of Texas Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,375	2,622
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,674
University of Houston Texas Revenue	5.000%	2/15/23	6,880	7,604
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	338
University of North Texas Revenue	5.000%	4/15/20	2,180	2,269

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of North Texas Revenue	5.000%	4/15/21	1,750	1,867
University of North Texas Revenue	5.000%	4/15/22	1,000	1,089
University of North Texas Revenue	5.000%	4/15/23	1,250	1,385
University of North Texas Revenue	5.000%	4/15/24	2,250	2,531
University of North Texas Revenue	5.000%	4/15/25	1,135	1,294
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	4,175	4,480
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	1,250	1,341
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,820	3,089
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	1,500	1,643
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	2,820	3,144
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,117
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	11,860	12,752
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	5,376
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	2,000	2,150
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,500	2,743
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	17,495	19,531
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,187
West Travis County TX Public Utility Agency Revenue	3.000%	8/15/21 (15)	200	203
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/22 (15)	275	299
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/23 (15)	950	1,050
				3,468,039
Utah (0.2%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23	1,250	1,399
Central UT Water Conservancy District Revenue	5.000%	10/1/24	1,000	1,135
Central UT Water Conservancy District Revenue	5.000%	10/1/25	1,000	1,151
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,407
Murray UT Hospital Revenue (IHC Health Services) VRDO	1.600%	11/7/18	25,400	25,400
University of Utah Revenue	5.000%	8/1/21	600	645
University of Utah Revenue	5.000%	8/1/22	1,150	1,264
University of Utah Revenue	5.000%	8/1/23	625	700
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	5.000%	4/1/21	5,300	5,625
Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/24	21,000	23,326
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	626
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	775
				64,453
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/21	360	388
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/22	650	712
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,120
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,776
				4,996
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,030
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,086
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,103
				5,219
Virginia (1.6%)
Albemarle County VA Economic Development Hospital Revenue
(Sentara Martha Jefferson Hospital) VRDO	1.590%	11/7/18	16,000	16,000
Arlington County VA GO	4.000%	8/1/25	7,780	8,339
Arlington County VA GO	4.000%	8/1/26	13,670	14,620
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,634
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,676
Fairfax County VA GO	4.000%	10/1/21	6,525	6,860
Fairfax County VA GO	3.000%	10/1/22	9,555	9,822
Fairfax County VA GO	5.000%	10/1/25	10,215	11,429
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.000%	5/15/19 (Prere.)	1,000	1,016
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group) PUT	5.000%	5/15/23	14,500	16,026
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group) VRDO	1.600%	11/7/18	54,445	54,445
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	9,941
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/21	440	452

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/22	530	548
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/23	825	856
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/24	1,015	1,055
Loudoun County VA GO	5.000%	12/1/18	3,435	3,444
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	9,974
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/23	1,250	1,367
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/24	1,040	1,152
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/25	1,455	1,629
Lynchburg VA Economic Development Authority Hospital Revenue
(Centra Health Obligated Group)	5.000%	1/1/26	1,420	1,602
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,867
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	2,977
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,151
Norfolk VA GO	5.000%	10/1/22	2,535	2,791
Norfolk VA GO	5.000%	10/1/23	360	403
Peninsula VA Town Center Community Development Authority Revenue	4.000%	9/1/23	225	228
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,867
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,111
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,526
University of Virginia Revenue	5.000%	6/1/20	500	523
University of Virginia Revenue	5.000%	6/1/21	2,660	2,851
University of Virginia Revenue	5.000%	8/1/21	33,000	35,495
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/20	140	146
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/21	250	265
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/23	400	436
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/25	750	832
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/24	11,670	13,151
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	431
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	283
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,043
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,189
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	970	1,023
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,054
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	18,585	20,005
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	10,990	11,830
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,294
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,770
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	8,665
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,647
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	4,000	4,355
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	1,000	1,092
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	3,865	4,246
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,685	2,978
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	2,500	2,781
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23	1,800	2,013
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	5,000	5,656
Virginia GO	5.000%	6/1/28	7,455	8,550
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,076
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19 (Prere.)	11,350	11,609
Virginia Public Building Authority Revenue	5.000%	8/1/24	6,280	7,119
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	16,590
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	21,435
Virginia Public School Authority Revenue	5.000%	8/1/23	3,000	3,288
Virginia Public School Authority Revenue	4.000%	8/1/25	5,000	5,380
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,598

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	7,927
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	4,990
				425,424
Washington (2.1%)
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,080
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,238
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,170	1,225
Energy Northwest Washington Electric Revenue (Project No. 1)	4.000%	7/1/24	4,500	4,859
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24	3,175	3,595
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24	11,035	12,496
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	11,060	12,703
2 Everett WA GO PUT	2.000%	12/1/19	3,365	3,368
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/23	525	577
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/24	255	284
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/25	235	266
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,579
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,641
King County WA GO	5.000%	1/1/25	1,800	1,963
King County WA GO	5.000%	12/1/25	1,575	1,763
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,252
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,389
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,205
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,451
King County WA School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,730
King County WA School District No. 414 GO	5.000%	12/1/22	4,040	4,461
King County WA School District No. 414 GO	5.000%	12/1/22	160	177
King County WA School District No. 414 GO	5.000%	12/1/23	400	449
King County WA School District No. 414 GO	5.000%	12/1/24	385	439
King County WA School District No. 414 GO	5.000%	12/1/25	520	600
King County WA Sewer Revenue	5.000%	1/1/19	12,835	12,900
King County WA Sewer Revenue	5.250%	1/1/21 (Prere.)	6,240	6,644
King County WA Sewer Revenue	5.000%	7/1/22	5,330	5,839
King County WA Sewer Revenue	5.000%	1/1/26	3,990	4,340
Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/20	510	529
Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/21	575	604
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/22	355	391
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/23	270	302
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/24	335	380
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,054
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,077
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	16,685	17,851
Pierce County WA School District No. 402 GO	4.000%	12/1/22	1,000	1,063
Pierce County WA School District No. 402 GO	5.000%	12/1/23	780	875
Pierce County WA School District No. 402 GO	5.000%	12/1/24	500	568
Pierce County WA School District No. 402 GO	5.000%	12/1/25	1,000	1,150
Port of Seattle WA Revenue	5.000%	3/1/22	1,290	1,399
Port of Seattle WA Revenue	5.000%	8/1/23	2,315	2,523
Seattle WA GO	5.000%	5/1/19	8,385	8,511
Seattle WA GO	5.000%	6/1/22	15,755	17,254
Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25	5,000	5,729
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25	2,810	3,231
2 Seattle WA Municipal Light & Power Revenue PUT	1.890%	11/1/21	21,035	21,036
Seattle WA Water System Revenue	5.000%	5/1/23	4,800	5,342
Skagit County WA Public Hospital District Revenue	4.000%	12/1/18	400	401
Skagit County WA Public Hospital District Revenue	4.000%	12/1/20	1,705	1,746
Skagit County WA Public Hospital District Revenue	4.000%	12/1/22	1,340	1,393
Skagit County WA Public Hospital District Revenue	4.000%	12/1/23	1,915	1,994
Snohomish County WA GO	4.000%	12/1/25	3,220	3,419
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,058
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/21	735	793
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22	700	770
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	9,192
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,203
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	43,317
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	44,152
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25	1,100	1,232

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/19	850	865
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	9,670
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	3,540	3,876
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	4,775	5,228
Washington GO	0.000%	7/1/19 (14)(ETM)	4,155	4,101
Washington GO	5.000%	7/1/19	14,580	14,876
Washington GO	5.000%	7/1/19	19,770	20,172
Washington GO	5.000%	7/1/20	9,070	9,499
Washington GO	5.000%	8/1/20	10,000	10,495
Washington GO	5.000%	7/1/21	11,000	11,515
Washington GO	5.000%	8/1/23	5,000	5,582
Washington GO	5.000%	2/1/24	1,575	1,772
Washington GO	5.000%	7/1/24	10,000	10,910
Washington GO	5.000%	8/1/24	13,675	15,510
Washington GO	5.000%	7/1/25	12,500	13,619
Washington GO	5.000%	8/1/25	5,000	5,745
Washington GO	4.000%	7/1/26	28,260	29,613
Washington GO	4.000%	7/1/27	15,000	15,697
Washington GO	4.000%	7/1/29	10,000	10,445
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/20	875	906
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,056
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,108
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	863
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,023
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,031
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,447
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,046
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/23	705	784
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/24	1,365	1,541
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/25	670	765
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000% 11/15/20		1,010	1,066
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000% 11/15/21		1,020	1,097
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,026
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,830	2,000
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,313
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	606
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,145
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	828
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	793
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/25	2,210	2,438
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/20	480	491
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,040
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/22	540	569
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/24	605	649
Washington State University General Revenue	5.000%	4/1/21	1,300	1,384
Washington State University General Revenue	5.000%	4/1/22	1,450	1,577
				539,834
West Virginia (0.3%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/23	5,000	5,561
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/24	6,575	7,423
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	3,965
West Virginia Economic Development Authority Pollution Control Revenue
(American Electric Power Co. Inc.)	3.250%	5/1/19	10,000	10,010
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	8,000	7,981
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	4,950
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,125	5,074
West Virginia GO	5.000%	6/1/22	11,010	12,042
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/23	700	774
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/24	1,000	1,122
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/25	1,150	1,306
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/24	1,900	2,086

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/26	1,370	1,524
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,482
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,650
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,815
2 West Virginia University Revenue PUT	2.130%	10/1/19	4,500	4,503
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	805
				77,073
Wisconsin (1.0%)
Milwaukee WI GO	5.000%	4/1/22	3,715	4,045
Milwaukee WI GO	4.000%	3/15/25	3,000	3,243
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,682
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,235
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	686
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,644
1 Verona WI Area School District GO	5.000%	4/1/25	3,315	3,779
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,003
Wisconsin GO	5.000%	11/1/18	11,000	11,000
Wisconsin GO	5.000%	5/1/19	5,000	5,077
Wisconsin GO	5.000%	5/1/19 (ETM)	2,285	2,320
Wisconsin GO	5.000%	5/1/19	2,715	2,757
Wisconsin GO	5.000%	11/1/19	3,100	3,193
Wisconsin GO	5.000%	11/1/20	7,400	7,815
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	147
Wisconsin GO	5.000%	5/1/24	8,910	9,695
Wisconsin GO	5.000%	5/1/24	7,920	8,768
Wisconsin GO	5.000%	5/1/24	2,000	2,214
Wisconsin GO	5.000%	5/1/25	18,615	20,583
Wisconsin GO	5.000%	5/1/25	4,920	5,440
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/18	850	852
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/20	820	865
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20 (Prere.)	1,330	1,388
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,109
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,129
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20	34,460	35,830
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19 (ETM)	1,160	1,185
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	13,000	13,950
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/23	525	582
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/24	950	1,066
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/25	725	822
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,084
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,102
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,174
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	751
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,523
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19	1,500	1,545
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	5,335	5,592
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20	2,275	2,394
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21	2,485	2,668
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21	630	677
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	350	382
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23	325	359
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/20	1,840	1,902
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/21	1,990	2,102

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/22	2,100	2,258
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/23	2,130	2,325
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/18	500	502
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21	1,470	1,576
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/24	970	1,085
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20	3,750	3,720
Wisconsin Housing & Economic Development Authority Revenue PUT	5.000%	6/1/23	20,000	21,605
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,165
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	4,880
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,142
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,204
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,347
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,306
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,300	1,433
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,225	3,605
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	910	1,029
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/20	900	932
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/21	900	952
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/22	1,375	1,485
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/23	1,400	1,540
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	225	229
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/23	815	882
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/24	2,555	2,784
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/25	4,485	4,904
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/26	3,210	3,521
				265,770
Wyoming (0.0%)
2 Wyoming Community Development Authority PUT	1.920%	9/1/21	4,000	4,000
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22 (15)	350	375
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23 (15)	200	219
				4,594
Total Tax-Exempt Municipal Bonds (Cost $26,414,976)				26,131,013

			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
7 Vanguard Municipal Cash Management Fund (Cost $164,705)	1.620%		1,647,103	164,710
Total Investments (100.7%) (Cost $26,579,681)				26,295,723

Limited-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard	1,323
Receivables for Investment Securities Sold	18,505
Receivables for Accrued Income	291,365
Receivables for Capital Shares Issued	55,776
Variation Margin Receivable—Futures Contracts	810
Other Assets	740
Total Other Assets	368,519
Liabilities
Payables for Investment Securities Purchased	(489,243)
Payables for Capital Shares Redeemed	(50,904)
Payables for Distributions	(10,306)
Payables to Vanguard	(10,267)
Variation Margin Payable—Futures Contracts	(1,386)
Other Liabilities	(13)
Total Liabilities	(562,119)
Net Assets (100%)	26,102,123

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	26,496,928
Total Distributable Earnings (Loss)	(394,805)
Net Assets	26,102,123

Investor Shares—Net Assets
Applicable to 134,861,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,452,884
Net Asset Value Per Share—Investor Shares	$10.77

Admiral Shares—Net Assets
Applicable to 2,288,019,861 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,649,239
Net Asset Value Per Share—Admiral Shares	$10.77

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018. 2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $696,340,000, representing 2.7% of net assets.

4 5.000% coupon rate will be effective August 2023.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Securities with a value of $3,889,000 have been segregated as initial margin for open futures contracts.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2018	2,853	337,902	(1,461)
Ultra 10-Year U.S. Treasury Note	December 2018	1,067	133,492	498
2-Year U.S. Treasury Note	December 2018	432	91,004	(4)
				(967)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(2,854)	(320,741)	(321)
				(1,288)

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1] 492,826
Total Income 492,826
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,124
Management and Administrative—
Investor Shares	2,125
Management and Administrative—
Admiral Shares	16,241
Marketing and Distribution—
Investor Shares	349
Marketing and Distribution—
Admiral Shares	1,860
Custodian Fees	116
Auditing Fees	33
Shareholders’ Reports and Proxy—
Investor Shares	71
Shareholders’ Reports and Proxy—
Admiral Shares	315
Trustees’ Fees and Expenses	15
Total Expenses	24,249
Net Investment Income	468,577
Realized Net Gain (Loss)
Investment Securities Sold[1]	(59,813)
Futures Contracts	2,737
Realized Net Gain (Loss)	(57,076)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (398,692)
Futures Contracts	(2,354)
Change in Unrealized Appreciation
(Depreciation) (401,046)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,455

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,559,000, ($11,000), and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	468,577	382,821
Realized Net Gain (Loss)	(57,076)	(4,031)
Change in Unrealized Appreciation (Depreciation)	(401,046)	(116,162)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,455	262,628
Distributions
Net Investment Income
Investor Shares	(28,287)	(27,459)
Admiral Shares	(439,887)	(355,321)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(468,174)	(382,780)
Capital Share Transactions
Investor Shares	(278,191)	(226,629)
Admiral Shares	1,804,732	1,423,525
Net Increase (Decrease) from Capital Share Transactions	1,526,541	1,196,896
Total Increase (Decrease)	1,068,822	1,076,744
Net Assets
Beginning of Period	25,033,301	23,956,557
End of Period	26,102,123	25,033,301

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.97	$11.02	$11.04	$11.08	$11.06
Investment Operations
Net Investment Income	.191[1]	.166[1]	.164	.166	.178
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(.050)	(.020)	(.040)	.020
Total from Investment Operations	(.009)	.116	.144	.126	.198
Distributions
Dividends from Net Investment Income	(.191)	(.166)	(.164)	(.166)	(.178)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.191)	(.166)	(.164)	(.166)	(.178)
Net Asset Value, End of Period	$10.77	$10.97	$11.02	$11.04	$11.08

Total Return[2]	-0.08%	1.07%	1.31%	1.15%	1.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,453	$1,761	$1,998	$2,040	$2,241
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.52%	1.48%	1.51%	1.61%
Portfolio Turnover Rate	28%	19%	13%	16%	15%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.97	$11.02	$11.04	$11.08	$11.06
Investment Operations
Net Investment Income	. 200[1]	.177[1]	.175	.175	.187
Net Realized and Unrealized Gain (Loss)
on Investments	(.200)	(.050)	(.020)	(.040)	.020
Total from Investment Operations	—	.127	.155	.135	.207
Distributions
Dividends from Net Investment Income	(.200)	(.177)	(.175)	(.175)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.200)	(.177)	(.175)	(.175)	(.187)
Net Asset Value, End of Period	$10.77	$10.97	$11.02	$11.04	$11.08

Total Return [2]	0.00%	1.17%	1.41%	1.23%	1.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,649	$23,273	$21,959	$19,035	$17,621
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.62%	1.58%	1.59%	1.69%
Portfolio Turnover Rate	28%	19%	13%	16%	15%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,323,000, representing 0.01% of the fund’s net assets and 0.53% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	26,131,013	—
Temporary Cash Investments	164,710	—	—
Futures Contracts—Assets[1]	810	—	—
Futures Contracts—Liabilities[1]	(1,386)	—	—
Total	164,134	26,131,013	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	(4,067)
Total Distributable Earnings (Loss)	4,067

Limited-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	19,331
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(110,845)
Net Unrealized Gains (Losses)	(284,071)

* Includes $27,082,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $83,763,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,579,794
Gross Unrealized Appreciation	25,608
Gross Unrealized Depreciation	(309,679)
Net Unrealized Appreciation (Depreciation)	(284,071)

E. During the year ended October 31, 2018, the fund purchased $7,909,918,000 of investment securities and sold $6,473,200,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2018, such purchases and sales were $2,014,360,000 and $2,107,986,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	454,635	41,884	624,744	57,173
Issued in Lieu of Cash Distributions	22,623	2,088	22,049	2,016
Redeemed	(755,449)	(69,619)	(873,422)	(79,999)
Net Increase (Decrease)—Investor Shares	(278,191)	(25,647)	(226,629)	(20,810)
Admiral Shares
Issued	9,573,303	882,384	9,048,226	827,683
Issued in Lieu of Cash Distributions	326,894	30,172	266,052	24,310
Redeemed	(8,095,465)	(746,339)	(7,890,753)	(723,185)
Net Increase (Decrease)—Admiral Shares	1,804,732	166,217	1,423,525	128,808

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.70%	2.75%

Financial Attributes
Bloomberg
		Barclays	Bloomberg
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	7,982	42,898	53,575
Yield to Maturity
(before expenses)	2.9%	2.7%	3.0%
Average Coupon	4.7%	4.7%	4.7%
Average Duration	5.4 years	4.9 years	6.5 years
Average Stated
Maturity	8.9 years	8.0 years 13.0 years
Short-Term Reserves 1.8%		—	—

Largest Area Concentrations[2]

New York	15.6%
California	10.6
Texas	9.1
Illinois	6.1
Florida	5.0
Pennsylvania	5.0
Washington	3.5
New Jersey	3.3
Maryland	3.3
Ohio	2.7
Top Ten	64.2%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.99	0.99
Beta	1.05	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	4.3%
1–3 Years	11.5
3–5 Years	11.5
5–10 Years	28.5
10–20 Years	43.6
20–30 Years	0.5
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)

AAA	22.2%
AA	46.0
A	22.6
BBB	7.3
BB	0.3
B or Lower	0.5
Not Rated	1.1

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008–October 31, 2018
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2018		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	-0.80%	2.64%	4.07%	$14,906
Bloomberg Barclays 1–15 Year Municipal
Bond Index	-0.53	2.49	3.98	14,767
Intermediate Municipal Funds Average[1]	-0.79	2.06	3.58	14,214
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	15,976

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	-0.72%	2.73%	4.16%	$75,156
Bloomberg Barclays 1–15 Year Municipal Bond Index	-0.53	2.49	3.98	73,837
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	79,878

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2008–October 31, 2018
				Bloomberg
				Barclays
				1–15 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2009	4.24%	6.27%	10.51%	10.72%
2010	3.81	3.14	6.95	6.81
2011	3.71	-0.36	3.35	3.62
2012	3.35	4.80	8.15	7.02
2013	3.00	-3.96	-0.96	-0.41
2014	3.28	3.03	6.31	5.56
2015	2.93	-0.49	2.44	2.46
2016	2.78	0.85	3.63	3.10
2017	2.74	-0.98	1.76	1.94
2018	2.73	-3.53	-0.80	-0.53

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	-0.15%	2.92%	3.26%	0.88%	4.14%
Admiral Shares	2/12/2001	-0.07	3.01	3.35	0.88	4.23

Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (1.3%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,040
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,591
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	7,500	7,535
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/29	3,080	3,562
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30	7,950	8,866
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37	10,030	10,262
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,576
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	3,777
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,388
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	7,749
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	7,479
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	1,848
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,228
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,234
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,520	1,709
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	1,961
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,073
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,345
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,053
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,221
Birmingham AL GO	5.000%	3/1/32	5,000	5,420
Birmingham AL Special Care Facilities Financing Authority Revenue
(Children’s Hospital of Alabama)	5.000%	6/1/29	2,195	2,428
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	1,755	2,014
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,559
1 Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,271
1 Birmingham AL Water Works Board Water Revenue	5.000%	1/1/28	1,200	1,394
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,468
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/35	5,000	5,570
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,293
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,680
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,575	1,759
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,397
2 Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	2.412%	12/1/23	16,500	16,500
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	35,715	37,180
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	86,640	89,450
Hoover AL GO	4.000%	7/1/30	2,440	2,570
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	350
Huntsville AL Electric System Revenue	5.000%	12/1/26	500	583
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	321
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	467
Huntsville AL Electric System Revenue	5.000%	12/1/28	395	458
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	580
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,153
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	576
Huntsville AL Electric System Revenue	5.000%	12/1/31	350	400
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,000	1,140
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,136
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,129
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,257
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,025	2,277
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,683
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,200	1,343
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,189
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,375	2,536
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,415
Huntsville AL GO	5.000%	5/1/24	2,410	2,727

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huntsville AL GO	5.000%	5/1/25	2,535	2,908
Huntsville AL GO	5.000%	3/1/26	295	316
Huntsville AL GO	5.000%	5/1/26	2,660	3,086
Huntsville AL GO	5.000%	5/1/33	575	611
Huntsville AL GO	5.000%	5/1/34	3,515	4,000
Huntsville AL GO	5.000%	5/1/35	3,690	4,184
Huntsville AL GO	5.000%	5/1/35	3,000	3,402
Huntsville AL GO	5.000%	5/1/36	3,875	4,378
Huntsville AL GO	5.000%	5/1/36	4,330	4,892
Huntsville AL GO	5.000%	5/1/37	4,070	4,588
Huntsville AL GO	5.000%	5/1/37	3,050	3,438
Huntsville AL GO	5.000%	5/1/38	2,210	2,484
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,716
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,789
Huntsville AL Water System Revenue	5.000%	11/1/28	1,525	1,719
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,433
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,943
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	3,768
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	5,658
Jefferson County AL GO	5.000%	4/1/26	3,430	3,890
Jefferson County AL Revenue	5.000%	9/15/25	3,680	4,148
Jefferson County AL Revenue	5.000%	9/15/27	5,265	5,981
Jefferson County AL Revenue	5.000%	9/15/28	2,500	2,822
Jefferson County AL Revenue	5.000%	9/15/29	5,285	5,929
Jefferson County AL Revenue	5.000%	9/15/30	7,405	8,267
Jefferson County AL Revenue	5.000%	9/15/32	5,000	5,536
Jefferson County AL Revenue	5.000%	9/15/33	6,700	7,393
Jefferson County AL Revenue	5.000%	9/15/34	3,305	3,637
Jefferson County AL Revenue	4.000%	9/15/36	5,105	5,105
Jefferson County AL Revenue	4.000%	9/15/37	5,000	4,987
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,848
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,555
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	741
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	979
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	973
Mobile County AL Board of School Commissioners GO	3.000%	3/1/19	550	551
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29	3,575	3,929
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30	2,500	2,735
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31	3,000	3,260
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	250,000	260,495
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	41,510	43,280
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30	1,500	1,689
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34	1,000	1,112
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35	1,500	1,663
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36	2,000	2,211
University of Alabama General Revenue	5.000%	7/1/21	10,530	11,289
University of South Alabama University Facilities Revenue	5.000%	11/1/24 (4)	1,635	1,843
University of South Alabama University Facilities Revenue	5.000%	11/1/25 (4)	1,700	1,935
University of South Alabama University Facilities Revenue	5.000%	11/1/27 (4)	2,035	2,324
University of South Alabama University Facilities Revenue	5.000%	11/1/28 (4)	2,170	2,465
University of South Alabama University Facilities Revenue	5.000%	11/1/29 (4)	1,110	1,253
University of South Alabama University Facilities Revenue	5.000%	11/1/33 (4)	5,110	5,682
				773,990
Alaska (0.1%)
Alaska GO	5.000%	8/1/24	5,000	5,503
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	4,505	4,926
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	1,690	1,848
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	2,600	2,843
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25	475	512
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26	825	889
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	310	333
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,855	5,223
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,629
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	4,960
Anchorage AK Wastewater Revenue	5.000%	5/1/30	1,555	1,772

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anchorage AK Wastewater Revenue	5.000%	5/1/31	2,000	2,269
Anchorage AK Water Revenue	5.000%	5/1/30	2,020	2,301
Anchorage AK Water Revenue	5.000%	5/1/31	1,500	1,702
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,494
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,472
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,866
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	16,654
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,538
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	1,995	1,995
				74,729
Arizona (2.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,590
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22 (Prere.)	715	783
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22 (Prere.)	800	876
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/26	755	877
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27	315	343
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27	900	1,055
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28	285	310
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28	785	914
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,113
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	3,988
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/30	2,065	2,334
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	710	795
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,078
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	725	819
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/32	1,100	1,237
Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,389
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	875	985
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	750	837
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	700	785
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	750	835
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,000	1,118
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	750	833
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,250	1,412
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	600	669
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	750	831
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	1,280	1,440
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36	1,250	1,400
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36	1,000	1,105
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37	1,500	1,676
Arizona COP	5.000%	10/1/19	3,335	3,425
Arizona COP	5.000%	9/1/20	1,700	1,787
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	3,663
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,321
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,353
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	6,936
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	3.450%	2/5/20	12,500	12,625
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,110
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,810	4,260
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/31	685	759
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/35	1,820	1,982
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	18,571
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	15,464
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	15,459
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,394
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,516
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24	1,605	1,813
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34	2,900	3,233
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35	2,000	2,224
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	2,520	2,794
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	6,730	7,217
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,060	11,020
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,015	13,408
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	31,273
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	10,410
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,311
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,301
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,225	4,619
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,261

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	6,787
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	4,894
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	15,802
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	5,000	5,625
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20 (ETM)	2,155	2,271
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	1,345	1,418
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21 (ETM)	1,450	1,565
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	2,085	2,249
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22 (ETM)	1,490	1,642
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	2,355	2,594
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	6,610
Chandler AZ GO	4.000%	7/1/22	3,390	3,601
Chandler AZ GO	5.000%	7/1/23	3,400	3,794
Chandler AZ GO	5.000%	7/1/24	4,250	4,822
Gilbert AZ GO	5.000%	7/1/20	14,000	14,660
Gilbert AZ GO	5.000%	7/1/21	6,655	7,145
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/27	2,555	2,967
Glendale AZ Excise Tax Revenue	5.000%	7/1/27	3,495	4,051
Glendale AZ Excise Tax Revenue	5.000%	7/1/29	2,500	2,854
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,031
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,563
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,561
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,640
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	3,957
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,900
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,004
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,196
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,528
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,894
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,198
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,428
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	9,800
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,164
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/19	1,455	1,484
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,774
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30	1,775	1,835
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,545
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,442
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/28	350	381
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/38	600	626
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/27	8,050	9,283
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/28	15,205	17,638
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/32	12,020	12,349
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/32	9,045	10,103
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/34	7,455	8,254
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,347
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,397
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/23 (Prere.)	690	779
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	480	547
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	375	427
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,250
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/29	1,600	1,712
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/30	1,425	1,506
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/31	2,000	2,105
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,199
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	12,744
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	6,969
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20 (Prere.)	9,555	9,999
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20 (Prere.)	13,330	13,950
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	2,480	2,868
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	3,895	4,444
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/31	12,475	14,132
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32	1,525	1,728
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	4,500	5,079
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34	2,000	2,250

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	2,000	2,242
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	24,500	27,361
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	4,190	4,679
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	19,000	21,143
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37	20,065	22,233
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37	3,085	3,431
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/38	4,000	4,442
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	6,250	6,846
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	11,000	12,050
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	6,440	6,959
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	2,730	2,950
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/26	1,750	2,031
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	2,035	2,384
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34	5,000	5,593
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,152
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,010	12,061
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	7,811
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,835	8,890
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,040	10,206
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	7,895
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,565	2,884
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31	9,440	10,703
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32	12,820	14,488
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	11,340	12,775
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	12,815	14,399
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	10,000	11,200
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36	8,750	9,769
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37	8,700	9,694
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/26	250	277
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/29	700	775
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/31	700	767
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/33	300	326
Pima County AZ GO	4.000%	7/1/21	6,000	6,271
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,375
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,279
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,530	3,929
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	3,965
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,187
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,706
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,564
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,010	5,744
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/22	2,010	2,219
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/23	1,000	1,127
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/25	1,000	1,139
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/26	10,600	12,268
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	5,000	5,810
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	11,585	13,632
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	3,060	3,536
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/30	18,410	21,469
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	8,565	9,943
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	6,600	7,622
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	5,030	5,699
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34	23,970	26,828
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,161
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	14,000	15,754
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	26
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	4,045	4,357
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,335	4,740
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,440	9,350
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,062
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	21,565
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,790	3,173
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	310

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,292
Scottsdale AZ GO	4.000%	7/1/24	3,040	3,289
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	13,600
Tempe AZ GO	4.000%	7/1/25	5,745	6,263
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,020
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,020
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	3,904
Tucson AZ Water System Revenue	5.000%	7/1/28	1,740	2,027
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,020
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,541
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,333
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,385
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,010	1,107
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,665
				1,142,989
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	49,378
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/22	380	408
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	11,498
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/31	2,390	2,660
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32	3,000	3,325
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33	3,305	3,651
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34	2,815	3,102
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	1,045	1,044
Springdale AR Sales and Use Revenue	5.000%	4/1/26 (15)	2,620	2,923
Springdale AR Sales and Use Revenue	5.000%	4/1/27 (15)	1,500	1,665
Springdale AR Sales and Use Revenue	5.000%	4/1/28 (15)	1,025	1,134
Springdale AR Sales and Use Revenue	4.000%	4/1/30 (15)	2,670	2,747
Springdale AR Sales and Use Revenue	4.000%	4/1/31 (15)	2,860	2,933
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	18,550	20,025
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,741
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,671
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,652
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,676
University of Arkansas Revenue	4.000%	11/1/18	600	600
University of Arkansas Revenue	5.000%	11/1/19	600	618
University of Arkansas Revenue	5.000%	11/1/20	855	902
University of Arkansas Revenue	5.000%	11/1/25	525	602
University of Arkansas Revenue	5.000%	11/1/26	600	695
University of Arkansas Revenue	5.000%	11/1/29	710	811
University of Arkansas Revenue	5.000%	11/1/31	800	907
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,127
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,124
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,338
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,198
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,429
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,020	2,273
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	1,952
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,205	2,477
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,156
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,822
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,594
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,747
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	2,845
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,113
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,335
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,187
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,218
				166,303
California (10.6%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,484
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,013
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21	160	172
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22	1,450	1,586
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26 (4)	1,875	2,180

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/27 (4)	2,325	2,719
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29 (4)	955	1,097
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/33 (4)	750	845
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/34 (4)	450	505
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34	6,500	7,066
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,404
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	13,852
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/21 (Prere.)	2,195	2,382
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/27	4,015	4,444
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/29	5,000	5,513
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/30	9,000	9,903
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/33	5,000	5,473
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/35	5,000	5,451
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,030	5,428
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,300	5,720
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30	7,900	8,381
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,680	4,926
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/32	12,670	13,231
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	11,840	12,321
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,295	26,191
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35	39,965	41,233
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	26,415	27,041
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38	20,000	20,343
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	38,749
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.200%	4/1/20	18,625	18,703
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,278
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.300%	4/1/21	14,500	14,649
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,146
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.500%	5/1/23	13,500	13,792
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	55,000	52,896
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	18,750	18,995
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	24,000	24,330
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,680
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,598
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	45,065	47,159
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	12,987
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,488
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	20,929
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23 (ETM)	80	91
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (ETM)	35	40
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	55	63
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,490	2,862
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	20,441
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	18,652
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	32,534
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/37 (14)	6,340	2,851
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,415
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,792
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,678
California GO	5.000%	12/1/18	85	85
California GO	6.500%	4/1/19 (Prere.)	29,515	30,109
California GO	5.000%	4/1/20	18,000	18,234
California GO	5.000%	10/1/20	3,000	3,171
California GO	5.000%	11/1/20	68,080	72,114
California GO	5.000%	3/1/22	26,540	28,958
California GO	5.000%	8/1/22	19,000	20,910
California GO	5.000%	8/1/22	4,880	5,371
California GO	5.000%	9/1/22	4,900	5,401
California GO	5.000%	9/1/22	5,620	6,195

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/22	17,000	18,739
California GO	5.250%	10/1/22	15,000	15,465
California GO	5.000%	12/1/22	11,000	12,186
California GO	5.000%	9/1/23	9,770	10,955
California GO	5.000%	11/1/23	9,700	10,905
California GO	5.000%	12/1/23	34,000	38,290
California GO	5.000%	3/1/24	30,065	33,985
California GO	5.000%	5/1/24	35,000	39,680
California GO	5.000%	10/1/24	10,500	11,972
California GO	5.000%	10/1/24	38,000	43,326
California GO	5.000%	3/1/25	15,065	17,266
California GO	5.000%	10/1/25	34,000	39,249
California GO	5.000%	10/1/25	20,000	22,227
California GO	5.000%	11/1/25	33,000	37,905
California GO	5.000%	10/1/26	31,195	34,613
California GO	3.500%	8/1/27	21,000	22,150
California GO	5.000%	10/1/27	11,250	12,448
California GO	5.250%	10/1/27	26,440	28,727
California GO	5.000%	11/1/27	17,380	19,453
California GO	5.000%	2/1/28	12,500	13,783
California GO	5.000%	11/1/28	9,175	10,242
California GO	5.000%	11/1/28	7,770	9,081
California GO	5.000%	12/1/28	3,575	3,997
California GO	5.750%	4/1/29	2,395	2,432
California GO	5.000%	9/1/29	5,600	6,439
California GO	5.250%	9/1/29	10,460	11,730
California GO	5.000%	10/1/29	10,000	11,308
California GO	5.000%	10/1/29	27,000	27,747
California GO	5.250%	3/1/30	29,500	30,724
California GO	5.000%	5/1/30	30,000	33,568
California GO	4.000%	8/1/30	12,400	13,032
California GO	5.000%	8/1/30	15,000	17,138
California GO	5.000%	9/1/30	4,500	4,840
California GO	5.250%	9/1/30	25,480	28,464
California GO	5.750%	4/1/31	79,190	80,419
California GO	4.000%	8/1/31	27,000	28,263
California GO	4.000%	9/1/31	7,660	8,022
California GO	5.000%	10/1/31	24,000	26,970
California GO	5.000%	11/1/31	17,395	20,032
California GO	5.000%	2/1/32	50,640	55,282
California GO	4.000%	8/1/32	8,000	8,341
California GO	4.000%	9/1/32	5,000	5,215
California GO	5.000%	9/1/32	6,500	7,386
California GO	5.000%	10/1/32	11,000	12,329
California GO	5.000%	2/1/33	60,000	65,399
California GO	6.500%	4/1/33	24,985	25,445
California GO	4.000%	8/1/33	26,000	27,000
California GO	5.000%	8/1/33	14,000	15,839
California GO	4.000%	9/1/33	26,050	27,061
California GO	5.000%	10/1/33	6,000	6,708
California GO	4.000%	8/1/34	4,980	5,154
California GO	5.000%	9/1/34	1,655	1,870
California GO	5.000%	10/1/34	10,000	11,151
California GO	4.000%	9/1/35	10,000	10,312
California GO	4.000%	9/1/35	7,900	8,146
California GO PUT	3.000%	12/1/19	6,000	6,034
California GO PUT	4.000%	12/1/21	13,300	13,850
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,237
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,180	9,782
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,431
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,415
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,150
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,475	2,725
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	34,320	40,981
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	42,940	43,361
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,095	5,638
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	41,525	44,905
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	26,559
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	15,374

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,178
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,670
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/33	5,000	5,782
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,500	4,786
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	10,000	10,702
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,043
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,190
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	2,025	2,337
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	2,280	2,621
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	2,250	2,573
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	4,000	4,575
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	3,400	3,871
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37	2,000	2,244
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38	5,645	6,301
2 California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT	2.600%	6/1/20	10,350	10,425
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,575	1,588
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,740	1,754
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/19 (Prere.)	5,050	5,095
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,141
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,478
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	1,969
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	9,028
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,194
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	1.650%	11/1/18 LOC	29,300	29,300
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,059
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,512
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,037
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,093
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,522
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	842
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,026
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,870
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,654
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,463
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,459
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,094
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,666
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,650
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,580
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,295
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,456
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,644
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	8,889
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	14,276
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	2,814
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20	8,975	9,376
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,225
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	5,000	5,352
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	3,075	3,292
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	10,914
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22	6,075	6,649
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	3,065	3,419
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	4,510	5,032
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,340
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	8,660
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,815
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,592
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	20,891
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,395
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	15,023
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,102
California State University Systemwide Revenue	5.000%	11/1/28	3,550	4,127
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,030
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,447
California State University Systemwide Revenue	5.000%	11/1/30	24,865	28,027
California State University Systemwide Revenue	5.000%	11/1/30	3,350	3,838
California State University Systemwide Revenue	5.000%	11/1/30	8,345	9,663

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.250%	11/1/30	7,960	8,627
California State University Systemwide Revenue	5.000%	11/1/31	21,630	24,316
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,247
California State University Systemwide Revenue	5.000%	11/1/31	5,720	6,591
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,329
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,219
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,363
California State University Systemwide Revenue	5.000%	11/1/32	2,500	2,871
California State University Systemwide Revenue	5.000%	11/1/33	20,000	22,378
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,147
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,143
California State University Systemwide Revenue	5.000%	11/1/34	24,190	26,996
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,139
California State University Systemwide Revenue	5.000%	11/1/34	10,270	11,701
California State University Systemwide Revenue	5.000%	11/1/35	4,355	4,848
California State University Systemwide Revenue	5.000%	11/1/35	12,825	14,551
California State University Systemwide Revenue	5.000%	11/1/36	11,585	13,071
California State University Systemwide Revenue PUT	3.000%	11/1/19	6,700	6,729
* California Statewide Communities Development Authority Revenue
(Daughters of Charity Health System)	5.750%	7/1/24	3,160	2,687
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	5,925	6,345
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/29	2,000	2,128
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.250%	12/1/29	5,000	5,348
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/30	3,500	3,703
California Statewide Communities Development Authority Revenue
(Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,018
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,124
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	1,000	1,133
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	1,000	1,126
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	2,000	2,217
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23 (15)	6,435	6,535
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	728
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,221
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	630
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	7,808
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	16,619
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,532
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	18,786
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,415
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,261
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26 (4)	800	904
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (4)	2,340	2,630
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (4)	1,300	1,446
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,193
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,265
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,291
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,397
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,454
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,512
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,575
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,519
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,729
Clovis CA Unified School District GO	0.000%	8/1/25 (14)	2,485	2,053
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,226
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,332
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,424
Corona-Norco CA Unified School District GO	4.000%	8/1/35	5,240	5,409
Corona-Norco CA Unified School District GO	4.000%	8/1/36	5,550	5,702
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,088
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30	6,890	8,079
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31	10,900	12,709
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33	7,320	8,456

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,575	2,876
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,228
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,338
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	2,903
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34	5,730	5,886
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,319
	El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,133
	El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,912
	El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,089
	El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,697
	El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,285
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,160
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,391
	El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,688
	El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,407
	El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,962
	El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,986
	El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	6,031
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23	775	863
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,131
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25	750	859
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,313
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,130	1,269
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31 (15)	1,750	1,958
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32 (15)	1,365	1,522
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,513
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,432
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,666
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	2,325
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	2,044
5	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	17,576
[18]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,763
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,291
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	44,740
	Gavilan CA Joint Community College District GO	5.000%	8/1/30	5,000	5,652
	Gavilan CA Joint Community College District GO	5.000%	8/1/31	6,000	6,755
	Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	178
	Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,425
	Gilroy CA Unified School District GO	0.000%	8/1/32 (12)	3,400	2,016
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	7,500	8,272
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26 (4)	5,000	4,011
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	5,000	3,805
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28 (2)	52,135	37,994
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	17,000	18,739
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	6,000	6,591
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36	15,000	14,699
	Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,075	8,277
	Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,052
	Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,259
	Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	2,878
	Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	4,823
	Huntington Beach CA City School District GO	4.000%	8/1/34	1,000	1,038
	Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,029
	Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,025
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,518
	Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,735	3,863
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,134
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,095
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,292
	Kern CA Community College District GO	0.000%	11/1/26 (4)	10,210	8,085
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,837
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,952
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,105
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,232
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	3,125	3,526
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	53
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	283
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	170	189
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	210	248
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,495

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,111
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,468
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,382
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,970
Long Beach CA Harbor Revenue	5.000%	12/15/20	15,000	15,878
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,761
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,159
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,388
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,255
Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	28,465
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,416
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	34,383
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	21,908
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	4,990
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	20,769
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	9,559
Los Angeles CA Community College District GO	4.000%	8/1/37	28,000	28,520
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	13,307
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,218
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	9,105
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	25,210
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,432
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	12,382
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,300	2,622
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	23,055	26,192
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,840
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	16,270	18,409
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,750	3,085
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	11,140	12,579
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	17,720	19,954
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,108
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,083
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	7,000	8,075
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	10,000	11,459
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	10,875	11,275
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	34,678
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	54,130
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	22,094
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,034
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,652
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	22,704
Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	12,555
Los Angeles CA Unified School District GO	5.000%	7/1/28	22,590	25,516
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,416
Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,380
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,427
Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	19,182
Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,505
Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	30,948
Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	29,148
Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	14,242
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	6,520	6,643
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,000	2,327
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,000	5,817
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,025	5,817
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	2,884
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,429
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,286
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	4,549
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,247
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,010	4,739
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,125
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	10,680
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	18,597
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	21,855
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,210	5,938
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,097
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	14,364
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	19,287
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	18,254

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	23,338
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,617
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,188
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,583
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,268
	M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,190
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21	1,090	1,162
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23	1,000	1,104
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27	1,000	1,137
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,463
	Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,038
	Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,033
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,086
[10]	Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,851
	Napa Valley CA Unified School District GO	4.000%	8/1/26	2,655	2,826
	Napa Valley CA Unified School District GO	4.000%	8/1/27	5,130	5,437
	Napa Valley CA Unified School District GO	4.000%	8/1/28	6,000	6,337
[11]	Napa Valley CA Community College District GO	0.000%	8/1/29	6,065	5,922
[11]	Napa Valley CA Community College District GO	0.000%	8/1/32	6,000	5,726
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	4,835
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,642
	Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,188
	Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,241
	Orange County CA Airport Revenue	5.250%	7/1/25	6,480	6,636
	Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,311
	Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,548
	Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,365
	Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,056
	Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,826
	Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	7,936
	Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,374
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,672
	Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,401
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,257
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,354
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,447
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,532
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,609
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,094
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,528
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,536
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,533
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,562
	Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,506
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,109
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,230	2,506
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,735	1,941
	Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	7,534
	Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	18,127
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,262
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,430
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,502
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,150	1,340
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (4)	1,500	1,737
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,570
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	9,575	10,782
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33	3,495	3,926
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34	12,070	13,543
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,980	5,673
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	7,365	8,390
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,949
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37	4,060	4,632
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	6,919
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,526
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	6,415	4,590
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	6,416
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	7,201
	Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,962
	Roseville CA Joint Union High School District GO	0.000%	8/1/27 (4)	2,915	2,239

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,745	4,895
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	125
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	235	260
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	200	223
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	160	179
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21 (15)	1,810	1,966
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23 (15)	750	847
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24 (15)	1,515	1,738
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,490
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30 (14)	11,000	6,931
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	270	285
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	445	470
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26	755	790
Sacramento County CA GO	5.250%	2/1/19	4,940	4,978
Sacramento County CA GO	5.500%	2/1/20	4,700	4,906
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,163
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,120	1,290
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,247
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,133
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,362
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,121
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,176
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,307
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,458
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,544
San Bernardino CA Community College District GO	0.000%	8/1/22 (4)	3,535	3,227
San Bernardino CA Community College District GO	0.000%	8/1/23 (4)	5,000	4,419
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	13,545
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	15,644
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	15,760
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	8,696
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,413
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,009
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,216
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,037
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,329
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,670
San Diego CA Community College District GO	4.000%	8/1/32	19,065	20,171
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	6,000	6,991
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,560	9,908
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	5,911
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,790	5,465
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	18,009
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	14,334
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	13,663
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,417
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,094
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,456
San Diego CA Unified School District GO	0.000%	7/1/36	1,000	492
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,336
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,615
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,086
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	11,931
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	5,741
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26	1,430	1,661
San Francisco CA City & County COP	5.000%	4/1/28	10,790	12,441
San Francisco CA City & County COP	4.000%	4/1/30	16,775	17,644
San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,969
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,329
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,280
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,195
San Francisco CA City & County GO	4.000%	6/15/28	25,000	26,559
San Francisco CA City & County GO	4.000%	6/15/29	15,000	15,828
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,231
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,075
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	2,865	2,989
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	5,594
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,433
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	2,545	2,878
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,210

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	14,000	15,432
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	10,105	11,894
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	15,050	15,992
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,591
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,998
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	8,000	9,210
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	10,977
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,253
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	20,010	23,128
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,093
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,063
San Francisco CA City & County Unified School District GO	4.000%	6/15/33	8,885	9,210
San Francisco CA County Transportation Authority Sales Tax Revenue	4.000%	2/1/28	8,465	9,399
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/31	1,650	1,915
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34	3,000	3,446
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35	3,110	3,560
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36	3,000	3,420
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,695
San Jose CA Airport Revenue	5.000%	3/1/27	2,275	2,558
San Jose CA Airport Revenue	5.000%	3/1/28	2,235	2,509
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20 (Prere.)	2,400	2,539
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20 (Prere.)	1,175	1,246
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,715
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,110
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	3,903
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,405
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,344
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,496
San Marcos CA Unified School District GO	5.000%	8/1/36	3,330	3,743
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/27	2,000	2,263
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/28	2,520	2,844
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/29	1,675	1,886
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,384
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,267
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,041
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,786
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,206
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,264
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,396
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	810
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,145
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,035	1,180
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,010	1,143
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,128
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,687
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,682
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	2,957
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	1,951
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,273
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,266
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	8,046
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	4,736
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	5,616
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	9,694
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	5,047
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	5,749
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	5,229
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	8,882
Santa Monica CA Community College District GO	5.000%	8/1/35	4,000	4,578
Santa Monica CA Community College District GO	5.000%	8/1/36	4,250	4,847
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,391
Simi Valley CA Unified School District GO	0.000%	6/1/29 (14)	6,000	4,062
Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,390
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,617
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	3,895	4,199
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	445	508
State Center California Community College District GO	5.000%	8/1/29	6,005	6,915

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
State Center California Community College District GO	5.000%	8/1/30	3,335	3,830
State Center California Community College District GO	5.000%	8/1/31	5,070	5,805
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,690
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	743
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	511
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	913
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	590	680
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,221
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,784
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,021
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,018
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,016
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	13,201
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	13,538
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,058
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,080
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,313
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,495
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,333
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,594
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	3,392
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	4,602
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,326
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	14,975
University of California Revenue	5.000%	5/15/21 (Prere.)	235	252
University of California Revenue	5.000%	5/15/21 (Prere.)	5,535	5,938
University of California Revenue	5.000%	5/15/21 (Prere.)	2,145	2,301
University of California Revenue	5.000%	5/15/21 (Prere.)	1,210	1,298
University of California Revenue	5.000%	5/15/23	1,265	1,360
University of California Revenue	5.000%	5/15/23 (Prere.)	8,050	9,077
University of California Revenue	5.000%	5/15/27	6,100	7,026
University of California Revenue	5.000%	5/15/28	5,500	6,324
University of California Revenue	5.000%	5/15/28	12,500	14,309
University of California Revenue	5.000%	5/15/28	17,945	20,012
University of California Revenue	5.000%	5/15/29	19,010	21,675
University of California Revenue	5.000%	5/15/30	1,620	1,727
University of California Revenue	5.000%	5/15/30	8,750	10,195
University of California Revenue	4.000%	5/15/31	18,505	19,511
University of California Revenue	5.000%	5/15/31	11,000	12,436
University of California Revenue	5.000%	5/15/31	3,720	4,343
University of California Revenue	5.000%	5/15/32	21,820	23,968
University of California Revenue	5.000%	5/15/32	9,000	10,443
University of California Revenue	5.000%	5/15/32	4,050	4,566
University of California Revenue	4.000%	5/15/33	33,500	34,877
University of California Revenue	5.000%	5/15/33	31,200	34,230
University of California Revenue	5.000%	5/15/33	5,750	6,625
University of California Revenue	4.000%	5/15/34	17,000	17,563
University of California Revenue	4.000%	5/15/34	28,825	29,880
University of California Revenue	5.000%	5/15/34	38,420	42,083
University of California Revenue	5.000%	5/15/34	5,625	6,432
University of California Revenue	4.000%	5/15/35	5,665	5,851
University of California Revenue	5.000%	5/15/35	6,000	6,834
University of California Revenue	5.000%	5/15/36	9,000	10,219
University of California Revenue	5.000%	5/15/36	7,175	7,988
University of California Revenue	5.000%	5/15/37	6,640	7,505
University of California Revenue PUT	5.000%	5/15/23	127,175	143,110
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	5,440
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	6,947
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	6,662
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	6,801
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	6,495
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,128
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,125
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,122
Ventura County CA Public Financing Authority COP	5.625%	8/15/19 (Prere.)	1,000	1,031
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,806
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,806
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,367
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32	6,155	7,022
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33	6,815	7,753

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34	7,355	8,344
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,596
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,902
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	4,129
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,781
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,722
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,783
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	3,946
West Contra Costa CA Unified School District GO	0.000%	8/1/30 (4)	13,450	8,876
West Contra Costa CA Unified School District GO	0.000%	8/1/31 (14)	6,670	4,138
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (4)	18,000	10,714
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	2,976
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	6,851
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,562
West Contra Costa CA Unified School District GO	0.000%	8/1/34 (14)	17,000	9,000
West Contra Costa CA Unified School District	0.000%	8/1/33 (3)	5,000	2,784
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,089
				6,156,926
Colorado (1.6%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32	4,050	4,596
Adams County CO COP	5.000%	12/1/30	600	676
Adams County CO COP	5.000%	12/1/33	1,000	1,118
Adams County CO COP	5.000%	12/1/34	725	808
Aurora CO COP	5.000%	12/1/19	1,050	1,083
Aurora CO COP	5.000%	12/1/20	2,000	2,062
Aurora CO COP	5.000%	12/1/21	3,505	3,613
Aurora CO COP	5.000%	12/1/22	4,730	4,876
Aurora CO COP	5.000%	12/1/23	4,465	4,602
Aurora CO COP	5.000%	12/1/24	4,215	4,344
Aurora CO COP	5.000%	12/1/25	5,475	5,643
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,455
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	9,680
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,129
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,387
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	2,842
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	2,984
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,138
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	7,906
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	5,642
Colorado COP	4.000%	12/15/33	23,200	23,684
Colorado COP	4.000%	12/15/34	13,400	13,634
Colorado COP	4.000%	12/15/35	11,375	11,526
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/31	850	885
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/32	1,000	1,037
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,034
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,107
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/26	915	1,017
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	1,025	1,144
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/28	1,405	1,557
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/29	1,605	1,767
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/30	2,960	3,238
Colorado Health Facilities Authority Hospital Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/35	3,015	3,246
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	44,400
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	19,510	21,668
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/26	20,155	22,999
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,033
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	51,153
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	17,000	17,798
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,798
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25	600	640
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26	750	801

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,162
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,722
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,767
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,019
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,482
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,162
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,105
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,493
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,092
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29	5,070	5,278
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30	8,500	8,785
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31	5,390	5,535
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32	5,500	5,629
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,298
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	13,602
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	21,653
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,649
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,635
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,080	3,494
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,920	4,483
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,190	16,517
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,246
Denver CO City & County Airport Revenue	5.000%	12/1/27	750	868
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,040	3,385
Denver CO City & County Airport Revenue	5.000%	12/1/28	500	581
Denver CO City & County Airport Revenue	5.250% 11/15/29		5,000	5,559
Denver CO City & County Airport Revenue	5.000%	12/1/29	750	865
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	15,989
Denver CO City & County Airport Revenue	5.000%	12/1/30	760	871
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,035	4,537
Denver CO City & County Airport Revenue	5.000%	12/1/31	750	860
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,020	6,742
Denver CO City & County Airport Revenue	5.000%	12/1/32	1,150	1,312
Denver CO City & County Airport Revenue	5.000%	11/15/33	6,535	7,370
Denver CO City & County Airport Revenue	5.000%	12/1/33	600	682
Denver CO City & County Airport Revenue	5.000%	12/1/34	2,000	2,264
Denver CO City & County Airport Revenue	4.000%	12/1/36	2,000	2,023
Denver CO City & County Airport Revenue	5.000%	12/1/36	4,725	5,305
Denver CO City & County Airport Revenue	5.000%	12/1/37	5,505	6,166
Denver CO City & County Airport Revenue	5.000%	12/1/38	5,985	6,688
Denver CO City & County COP	5.000%	6/1/33	750	836
Denver CO City & County COP	5.000%	6/1/34	1,000	1,112
Denver CO City & County COP	5.000%	6/1/35	2,100	2,324
Denver CO City & County COP	5.000%	6/1/36	3,925	4,330
Denver CO City & County COP	5.000%	6/1/37	3,000	3,304
Denver CO City & County COP	5.000%	6/1/38	3,375	3,707
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/30	1,000	638
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/31	1,000	608
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/32	1,000	581
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/33	2,100	1,164
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/34	2,200	1,163
Denver CO City & County School District GO	4.000%	12/1/31	7,000	7,280
Denver CO City & County School District GO	5.000%	12/1/33	5,095	5,782
Denver CO City & County School District GO	5.000%	12/1/34	11,455	12,965
Denver CO City & County School District GO	5.000%	12/1/35	14,630	16,503
Denver CO City & County School District GO	5.000%	12/1/36	23,510	26,430
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	14,835
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21 (14)	27,500	25,611
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	10,218
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	13,495
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	16,832
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,510	1,591
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,637
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,203
Eagle County CO School District GO	5.000%	12/1/33	7,475	8,398
Eagle County CO School District GO	5.000%	12/1/34	6,000	6,723
Eagle County CO School District GO	5.000%	12/1/35	3,335	3,724
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,558
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,282
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,274

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,996
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,242
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,237
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/28	620	679
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/32	710	775
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32	4,010	4,174
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33	7,535	7,794
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	7,075	7,300
1 Interlocken CO Metropolitan District GO	5.000%	12/1/26 (4)	500	569
1 Interlocken CO Metropolitan District GO	5.000%	12/1/26 (4)	200	228
1 Interlocken CO Metropolitan District GO	5.000%	12/1/27 (4)	1,000	1,144
1 Interlocken CO Metropolitan District GO	5.000%	12/1/28 (4)	750	861
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29	1,000	1,072
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/28	2,240	2,659
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/29	2,000	2,358
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/30	3,000	3,503
Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,140
Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/33	2,500	2,606
Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,441
Mesa County CO School District No. 51 GO	5.000%	12/1/29	2,000	2,318
Mesa County CO School District No. 51 GO	5.000%	12/1/30	1,795	2,069
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23	1,520	1,677
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26	1,000	1,127
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29	2,000	2,216
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31	1,500	1,650
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33	1,080	1,178
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34	1,250	1,359
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35	1,125	1,216
Public Authority for Colorado Energy Revenue	6.250%	11/15/28	2,000	2,424
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,000	2,089
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,044
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,044
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/26	2,970	3,073
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,489
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,433
Southlands CO Metropolitan District GO	3.500%	12/1/27	600	584
1 Thornton CO COP	4.000%	12/1/35	3,940	3,992
1 Thornton CO COP	4.000%	12/1/36	4,100	4,127
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	2,807
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,720	2,979
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,850	2,026
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,950	2,136
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	3,155	3,455
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,250	1,369
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,085	2,283
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,480	2,716
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,445	2,678
University of Colorado Enterprise System Revenue	5.000%	6/1/24 (Prere.)	1,500	1,698
University of Colorado Enterprise System Revenue	5.000%	6/1/24 (Prere.)	2,000	2,264
University of Colorado Enterprise System Revenue	5.000%	6/1/24 (Prere.)	2,250	2,548
University of Colorado Enterprise System Revenue	5.000%	6/1/26	3,030	3,532
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,000	2,350
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	5,939
University of Colorado Enterprise System Revenue	5.000%	6/1/28	3,540	4,177
University of Colorado Enterprise System Revenue	5.000%	6/1/29	4,000	4,676
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,525	2,909
University of Colorado Enterprise System Revenue	5.000%	6/1/30	5,015	5,822
University of Colorado Enterprise System Revenue	4.000%	6/1/33	3,700	3,855
University of Colorado Enterprise System Revenue	4.000%	6/1/33	1,375	1,439
University of Colorado Enterprise System Revenue	4.000%	6/1/34	10,000	10,387
University of Colorado Enterprise System Revenue	4.000%	6/1/35	5,100	5,268
University of Colorado Enterprise System Revenue	4.000%	6/1/36	8,355	8,583
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,558
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	10,220
				928,294
Connecticut (1.3%)
Connecticut GO	5.000%	3/15/20	7,770	8,037
2 Connecticut GO	2.850%	4/15/20	17,000	17,169

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/1/20	4,970	5,210
2 Connecticut GO	2.350%	3/1/21	4,305	4,313
Connecticut GO	5.000%	11/1/21	5,000	5,341
Connecticut GO	4.000%	3/15/22	14,405	14,994
Connecticut GO	5.000%	4/15/22	6,005	6,451
Connecticut GO	5.000%	5/15/22	11,310	11,998
Connecticut GO	5.000%	6/1/22	8,010	8,623
Connecticut GO	5.000%	6/15/22	9,355	10,079
Connecticut GO	5.000%	9/15/22	6,830	7,385
Connecticut GO	5.000%	11/15/22	5,000	5,419
Connecticut GO	5.000%	11/15/22	7,120	7,717
Connecticut GO	5.000%	3/15/23	14,555	15,807
Connecticut GO	5.000%	11/1/23	10,125	10,764
Connecticut GO	5.000%	11/15/23	7,715	8,446
Connecticut GO	5.000%	11/15/23	14,275	15,628
Connecticut GO	5.000%	3/15/24	10,000	10,979
Connecticut GO	5.000%	6/1/24	10,000	10,691
Connecticut GO	5.000%	9/1/24	20,000	22,057
Connecticut GO	5.000%	10/15/24	10,805	11,609
Connecticut GO	5.000%	11/15/24	6,440	7,116
Connecticut GO	5.000%	11/15/24	10,025	11,078
Connecticut GO	5.000%	3/1/25	19,440	20,917
Connecticut GO	5.000%	9/1/25	19,395	21,227
Connecticut GO	5.000%	9/1/26	13,170	14,348
Connecticut GO	5.000%	11/1/26	9,650	10,165
Connecticut GO	5.000%	3/15/27	9,800	10,708
Connecticut GO	5.000%	3/1/30	8,900	9,544
Connecticut GO	5.000%	4/15/32	4,000	4,178
Connecticut GO	5.000%	8/15/32	20,000	21,193
7 Connecticut GO TOB VRDO	1.640%	11/7/18 LOC	24,750	24,750
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,145	4,356
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,059
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	5,806
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	15,904
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/26	1,000	1,105
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/27	1,150	1,273
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/28	1,125	1,248
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/29	1,500	1,652
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/30	2,390	2,618
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	8,955
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,360	36,507
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	32,275	35,671
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,383
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	24,340	28,567
Connecticut Special Tax Revenue	5.000%	10/1/31	10,105	11,178
Connecticut Special Tax Revenue	5.000%	10/1/32	12,080	13,310
Connecticut Special Tax Revenue	5.000%	10/1/34	18,005	19,697
Connecticut Special Tax Revenue	5.000%	10/1/36	5,000	5,431
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	5,423
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	10,880
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,455	21,133
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	12,515
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	8,898
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,030	16,198
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	11,000	12,338
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31	15,015	16,532
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,025	10,828
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	6,464
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/33	15,000	16,369
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,010
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35	1,900	2,047
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,263
Hartford County CT Metropolitan District GO	5.000%	7/15/26	1,000	1,134
Hartford County CT Metropolitan District GO	5.000%	7/15/27	1,595	1,821
Hartford County CT Metropolitan District GO	5.000%	7/15/29	1,845	2,105
Hartford County CT Metropolitan District GO	5.000%	7/15/30	1,350	1,532
Hartford County CT Metropolitan District GO	5.000%	7/15/31	1,365	1,541
Hartford County CT Metropolitan District GO	5.000%	7/15/32	1,755	1,971
Hartford County CT Metropolitan District GO	5.000%	7/15/35	1,750	1,940
University of Connecticut GO	5.000%	2/15/27	8,000	8,780
				757,383

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,389
Delaware GO	5.000%	2/1/25	2,000	2,294
Delaware GO	5.000%	1/1/26	2,000	2,319
Delaware GO	5.000%	2/1/26	3,000	3,481
Delaware GO	5.000%	1/1/27	6,000	7,024
Delaware GO	5.000%	3/1/27	3,000	3,519
Delaware GO	5.000%	1/1/28	7,000	8,268
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,204
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	8,300	8,895
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	6,000	6,566
University of Delaware Revenue	5.000%	11/1/22	1,000	1,028
				56,987
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/21	5,000	5,350
District of Columbia GO	5.000%	6/1/28	2,030	2,352
District of Columbia GO	5.000%	6/1/29	1,040	1,198
District of Columbia GO	5.000%	6/1/31	5,500	6,237
District of Columbia GO	5.000%	6/1/31	7,300	8,326
District of Columbia GO	5.000%	6/1/32	8,270	9,347
District of Columbia GO	4.000%	6/1/33	7,000	7,231
District of Columbia GO	5.000%	6/1/33	19,325	21,769
District of Columbia GO	5.000%	6/1/34	5,020	5,669
District of Columbia GO	5.000%	6/1/34	10,000	11,235
District of Columbia GO	5.000%	6/1/35	4,380	4,904
District of Columbia GO	5.000%	6/1/36	17,345	19,450
District of Columbia GO	5.000%	6/1/36	10,250	11,494
District of Columbia GO	5.000%	6/1/37	3,345	3,743
District of Columbia GO	5.000%	6/1/38	10,920	12,185
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,150	2,416
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,325	2,642
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	3,866
District of Columbia Income Tax Revenue	5.000%	12/1/24	4,000	4,407
District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,466
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,670
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25	1,470	1,424
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25	4,170	4,695
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26	3,985	4,520
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28	2,150	2,416
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	10,432
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	5,561
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,430
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,430
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	51,700	21,512
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/25	2,000	2,277
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/26	6,500	7,469
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/27	6,020	6,971
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/28	5,020	5,792
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/29	5,000	5,743
				249,629
Florida (5.0%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,108
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,378
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/27	1,325	1,454
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/34	22,010	23,641
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,445
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,110	1,216
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,549
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,935	3,257
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,156
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,720
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,460
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,781
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,898

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,844
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,367
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,760
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,579
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,874
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,497
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,706
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,252
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,106
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,165
Broward County FL Airport System Revenue	5.000%	10/1/26	2,745	2,966
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,240
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,384
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,087
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,521
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	8,970
Broward County FL GO	5.000%	1/1/20	9,185	9,499
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,644
Broward County FL School Board COP	5.000%	7/1/26	15,220	17,492
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27	1,015	1,176
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29	1,100	1,261
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35	1,500	1,517
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36	1,400	1,410
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37	4,000	4,006
Capital Trust Agency Florida Retirement Facility Revenue
(Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/27	2,915	3,044
Capital Trust Agency Florida Retirement Facility Revenue
(Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/32	2,040	2,076
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,430	6,220
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,135	4,713
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	6,694
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,720
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,830	5,403
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,035	7,829
Central Florida Expressway Authority Revenue	5.000%	7/1/37	2,000	2,211
Central Florida Expressway Authority Revenue	5.000%	7/1/38	3,855	4,250
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	19,000	19,571
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,835	33,220
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	20,645	23,217
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	19,467
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	21,100	21,982
[1,17] Cityplace FL Community Development District Special Assessment Revenue	0.000%	5/1/28 (4)	3,000	2,326
[1,6] Cityplace FL Community Development District Special Assessment Revenue	0.000%	5/1/33 (4)	4,000	3,026
Duval County FL School Board COP	5.000%	7/1/27	4,025	4,526
Duval County FL School Board COP	5.000%	7/1/33	14,415	15,951
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,540
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,597
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,885
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,185	2,409
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,160
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,910	2,969
Florida Board of Education Lottery Revenue	5.000%	7/1/26	25,950	30,251
Florida Board of Education Lottery Revenue	5.000%	7/1/26	3,335	3,888
Florida Board of Education Lottery Revenue	4.000%	7/1/27	2,750	2,878
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	2,957
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (Prere.)	2,125	2,184
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	9,020	9,430
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	10,000	10,455
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	5,736
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	8,200	8,786
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	37,767
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	7,945	8,512
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	4,000	4,286
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	8,700	9,528
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	7,050	7,721
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,329
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	10,952
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,000	11,154

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,440	11,644
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	8,110
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	23,205
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	12,000	12,566
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/28	13,030	13,609
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	2,700	2,884
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	16,000	16,666
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,329
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	16,000	16,754
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	5,570	5,849
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/35	15,580	16,200
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/36	17,715	18,340
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	4,025	4,211
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,056
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,423
Florida Department of Transportation GO	5.000%	7/1/22	22,060	24,239
Florida Department of Transportation GO	5.000%	7/1/26	5,540	6,446
Florida Department of Transportation GO	5.000%	7/1/27	4,500	5,276
Florida Department of Transportation GO	4.000%	7/1/34	4,030	4,180
Florida Department of Transportation GO	4.000%	7/1/35	8,350	8,627
Florida Department of Transportation GO	4.000%	7/1/36	7,000	7,203
Florida GO	4.000%	6/1/27	15,000	15,795
Florida Higher Educational Facilities Financing Authority Revenue (Jacksonville University)	4.500%	6/1/33	2,800	2,824
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33	1,800	1,949
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34	1,500	1,620
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,208
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,460
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,842
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,023
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,067
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,060	2,271
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	1,949
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,403
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	2,978
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,291
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,102
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,375
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	1,951
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,065	1,205
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,730	1,981
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,060	1,206
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,370	1,550
Florida Municipal Power Agency Revenue	4.000%	10/1/28	3,500	3,732
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,544
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	3,901
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,025	5,705
Florida Municipal Power Agency Revenue	5.000%	10/1/30	10,020	11,324
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	9,568
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,219
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,519
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,139
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	10,653
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,282
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,176
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	12,667
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	1,254	1,262
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37	4,645	4,756
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37	4,770	4,884
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38	4,840	4,926
Gainesville FL Utilities System Revenue	5.000%	10/1/25	3,540	4,077
Gainesville FL Utilities System Revenue	5.000%	10/1/26	3,510	4,087
Gainesville FL Utilities System Revenue	5.000%	10/1/27	3,010	3,524
Gainesville FL Utilities System Revenue	5.000%	10/1/28	5,000	5,811
Gainesville FL Utilities System Revenue	5.000%	10/1/29	7,050	8,146
Gainesville FL Utilities System Revenue	5.000%	10/1/30	4,000	4,598
Gainesville FL Utilities System Revenue	5.000%	10/1/34	5,000	5,664
Gainesville FL Utilities System Revenue	5.000%	10/1/35	5,000	5,643
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,777
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	1,320	1,440
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24	1,110	1,225

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,365	1,519
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27	1,445	1,594
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28	2,090	2,293
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29	2,045	2,232
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30	2,000	2,172
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	6,790
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,577
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18 (ETM)	5	5
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,995	2,998
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,002
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19 (Prere.)	20	21
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/19 (Prere.)	5	5
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	20	21
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	6,980	7,173
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,215
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,294
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	1,995	2,054
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37	7,980	8,243
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/26	28,000	32,386
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,300	13,369
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	26,515	28,432
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,070	3,263
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	790	818
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22 (Prere.)	13,590	14,882
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22 (Prere.)	5,030	5,508
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	8,545	9,285
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	2,465	2,851
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	410	445
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	5,040	5,796
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	16,326
1 Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/30	9,000	10,293
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,003
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,254
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,601
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	3,900	4,058
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	2,075	2,159
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21 (Prere.)	3,805	4,056
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	635	689
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	2,665	2,927
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	285	313
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	755	829
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22 (Prere.)	1,705	1,872
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	465	508
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/24 (Prere.)	1,020	1,149
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	4,360	4,788
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	1,305	1,433
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	15,000	17,213
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	2,785	3,052
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	10,000	11,453
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,355	2,489
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	5,990	6,820
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	980	1,093
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30	5,015	5,681
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31	7,000	7,901
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/32	7,000	7,872

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33	9,000	10,084
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35	2,000	2,024
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/36	2,500	2,520
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	4,000	4,009
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (ETM)	22,255	23,412
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/26	1,235	1,408
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	21,000	24,228
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28	3,145	3,589
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	5,580	6,330
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,099
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/30	1,925	2,173
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/33	11,205	11,596
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,565
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/31	1,785	2,007
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/33	1,615	1,803
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/29	3,890	4,287
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	3,000	3,287
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/31	3,790	4,140
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/32	4,510	4,908
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/33	4,730	5,133
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/34	4,970	5,382
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/35	5,220	5,640
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/36	5,475	5,894
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/37	5,755	6,182
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/38	2,950	3,130
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	4,931
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	16,168
Jacksonville FL Special Revenue	5.000%	10/1/25	4,550	4,966
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	8,669
Jacksonville FL Special Revenue	5.000%	10/1/28	6,485	7,257
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,651
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,501
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,899
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,390
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	1,924
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/28	2,340	2,684
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	7,250	8,352
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,645
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,914
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,272
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,477
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	526
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25	2,000	2,256
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27	5,000	5,645
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33	3,755	4,061
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35	3,135	3,375
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	1,916
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,061
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,383
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,745
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,255
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,594
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,591
Lee County FL School Board COP	5.000%	8/1/28	4,080	4,549
Lee County FL School Board COP	5.000%	8/1/34	3,500	3,861
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,695
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,120
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,405
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,659
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,010
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,101
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,099
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,097
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,426
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,377
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,451
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,478
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,692
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,755
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,662

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,219
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,850	2,982
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,640
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,248
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,670	2,863
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,355	1,446
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,064
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,408
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,733
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,060	1,200
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,465
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,125
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,585	1,777
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,659
Miami Beach FL Stormwater Revenue	5.000%	9/1/26	1,500	1,720
Miami Beach FL Stormwater Revenue	5.000%	9/1/28	1,550	1,777
Miami Beach FL Stormwater Revenue	5.000%	9/1/29	3,920	4,465
Miami Beach FL Stormwater Revenue	4.000%	9/1/30	3,165	3,262
Miami Beach FL Stormwater Revenue	4.000%	9/1/31	2,500	2,564
Miami Beach FL Stormwater Revenue	4.000%	9/1/32	2,230	2,275
Miami Beach FL Stormwater Revenue	4.000%	9/1/33	2,400	2,436
Miami Beach FL Stormwater Revenue	4.000%	9/1/34	2,555	2,585
Miami Beach FL Stormwater Revenue	4.000%	9/1/35	2,760	2,782
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26	950	1,095
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28	700	808
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29	1,000	1,144
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30	1,200	1,364
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	7,000	7,854
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31	10,000	11,161
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32	11,500	12,790
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33	10,000	11,056
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	11,000	11,282
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	10,000	10,218
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	23,005	23,419
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	11,510	11,674
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	13,500	13,590
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	18,605	18,729
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/19 (Prere.)	4,010	4,120
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/19 (Prere.)	5,000	5,171
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20 (Prere.)	555	584
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,531
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,758
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,885	3,220
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	6,810
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	6,645	6,945
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	6,545	7,343
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	5,754
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,257
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,765	5,325
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	4,005	4,432
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35	2,450	2,702
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27	3,610	4,154
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29	5,100	5,809
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	15,390	17,017
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	8,210	9,113
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	8,620	9,525
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	14,000	15,430
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,040	4,493
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,295	4,849
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	4,055	4,544
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,420	3,827
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,270	2,534
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,190
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	2,789
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,460
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35	1,020	1,117
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37	1,000	1,089
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,499
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/31	6,270	6,546
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	4,775	4,953

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/33	6,785	6,993
Miami-Dade County FL School Board COP	5.000%	11/1/26	8,020	9,007
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,183
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,035	11,187
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,114
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,570
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,899
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,186
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	3,000	3,269
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,315
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,510	2,718
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,556
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,280
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,035	10,844
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	13,078
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,160	13,131
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,319
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,657
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,273
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	14,562
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,623
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,454
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	14,500	5,694
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,338
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,232
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30	10,965	11,428
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	8,658
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	10,000	10,367
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,265	6,773
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,680	1,814
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	21,647
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,020	15,379
North Brevard County FL Hospital District Revenue	5.000%	1/1/28	5,200	5,683
North Brevard County FL Hospital District Revenue	5.000%	1/1/29	4,795	5,194
North Brevard County FL Hospital District Revenue	5.000%	1/1/30	5,000	5,388
North Brevard County FL Hospital District Revenue	5.000%	1/1/31	5,000	5,364
North Brevard County FL Hospital District Revenue	5.000%	1/1/32	4,525	4,830
North Brevard County FL Hospital District Revenue	5.000%	1/1/33	9,480	10,081
North Brevard County FL Hospital District Revenue	5.000%	1/1/34	3,955	4,193
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,230
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	1,963
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,055	3,403
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,661
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,150	5,631
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	6,969
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,417
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31	2,400	2,593
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36	4,750	5,083
Orange County FL Tourist Development Revenue	5.000%	10/1/26	6,715	7,793
Orange County FL Tourist Development Revenue	5.000%	10/1/27	2,150	2,510
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,232
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,663
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,142
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	14,293
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,077
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,298
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,395
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,470
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26 (4)	2,285	2,639
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27 (4)	1,325	1,526
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	2,010	2,291
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29 (4)	2,020	2,279
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31 (4)	5,425	6,066
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33 (4)	2,095	2,319
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34 (4)	4,000	4,405
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35 (4)	3,125	3,428
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37 (4)	2,020	2,203
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,600
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,473
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29	1,505	1,724

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[12]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	814
[13]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,147
[14]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,318
8	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,688
9	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,455
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	910	985
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,365
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,103
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	6,000	6,736
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37	7,810	8,647
	Palm Beach County FL School Board COP	5.000%	8/1/23	15,020	16,705
	Palm Beach County FL School Board COP	5.000%	8/1/25	15,000	17,075
	Palm Beach County FL School Board COP	5.000%	8/1/26	2,000	2,297
	Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,592
	Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,033
	Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,434
	Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	11,891
	Palm Beach County FL School Board COP	5.000%	8/1/32	3,445	3,832
	Palm Beach County FL School Board COP	5.000%	8/1/32	12,010	13,358
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/26	2,275	2,590
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/27	4,000	4,543
	Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,548
	Port St. Lucie FL Utility Revenue	5.000%	9/1/27	920	1,046
	Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,920	3,303
	Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,035	2,290
	Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,279
	Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,187
	Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,581
	Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,293
	Reedy Creek FL Improvement District GO	4.000%	6/1/31	3,000	3,110
	Reedy Creek FL Improvement District GO	4.000%	6/1/32	3,100	3,200
	Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,674
	Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,128
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	10,000	10,236
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	4,685	4,777
	Reedy Creek FL Improvement District GO	5.000%	6/1/37	5,000	5,544
	Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,794
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,035	1,159
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,760
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38	10,550	11,548
	Sarasota County FL School Board COP	5.000%	7/1/20	2,855	2,987
	Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,635
	Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,289
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/20	2,000	2,077
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,750	1,862
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22	1,750	1,905
	South Broward FL Hospital District Revenue	4.000%	5/1/33	11,090	11,248
	South Florida Water Management District COP	5.000%	10/1/26	9,265	10,601
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26	4,345	4,980
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/27	5,010	5,774
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/28	3,500	3,988
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/29	4,000	4,521
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	9,025	9,078
	St. Johns County FL Development Authority Revenue
	(Presbyterian Retirement Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,589
	St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,749
	Sumter County FL Industrial Development Authority Hospital Revenue
	(Central Florida Health Alliance Project)	5.000%	7/1/24	500	552
	Sumter County FL Industrial Development Authority Hospital Revenue
	(Central Florida Health Alliance Project)	5.000%	7/1/28	500	541
	Sumter County FL Industrial Development Authority Hospital Revenue
	(Central Florida Health Alliance Project)	5.000%	7/1/29	500	538
	Sumter County FL Industrial Development Authority Hospital Revenue
	(Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,207
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/23	5,985	6,400
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.125%	9/1/24	4,625	4,960
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/27	4,250	4,670

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28	4,450	4,879
Tallahassee FL Energy System Revenue	5.000%	10/1/29	3,000	3,392
Tallahassee FL Energy System Revenue	5.000%	10/1/30	2,000	2,258
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,080	2,345
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,590
Tallahassee FL Energy System Revenue	5.000%	10/1/35	6,455	7,168
Tallahassee FL Energy System Revenue	5.000%	10/1/36	3,350	3,711
Tallahassee FL Energy System Revenue	5.000%	10/1/37	3,000	3,313
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24	955	1,054
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25	1,650	1,831
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27	1,100	1,210
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28	1,450	1,587
Tallahassee FL Utility System Revenue	5.000%	10/1/25	1,270	1,445
Tallahassee FL Utility System Revenue	5.000%	10/1/26	1,210	1,375
Tallahassee FL Utility System Revenue	5.000%	10/1/27	1,020	1,157
Tallahassee FL Utility System Revenue	5.000%	10/1/28	1,000	1,133
Tallahassee FL Utility System Revenue	5.000%	10/1/31	1,250	1,409
Tallahassee FL Utility System Revenue	5.000%	10/1/32	1,335	1,503
Tallahassee FL Utility System Revenue	5.000%	10/1/33	2,000	2,248
Tallahassee FL Utility System Revenue	5.000%	10/1/35	2,100	2,327
Tallahassee FL Utility System Revenue	5.000%	10/1/36	2,100	2,324
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	12,671
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,551
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,306
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,525
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,910
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,895
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,041
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19	3,580	3,691
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21	18,420	19,152
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22	13,395	13,971
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	14,686	15,782
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,065
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,165
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,075
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,075
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,605
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,068
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,561
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,819
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,060
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,557
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,730
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,827
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/32	605	623
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/33	625	641
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/34	650	664
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/35	680	690
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/36	705	711
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/37	5,000	5,024
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	2,300	2,527
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,734
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27	1,000	1,143
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,257
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28	1,500	1,705
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,114
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	1,110	1,232
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30	1,835	2,034
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,108
Volusia County FL School Board COP	5.000%	8/1/24	500	561
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,886
Volusia County FL School Board COP	5.000%	8/1/27	1,835	2,047
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,833

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,600
Volusia County FL School Board COP	5.000%	8/1/30	3,895	4,295
Volusia County FL School Board COP	5.000%	8/1/31	2,375	2,612
Winter Park FL Water & Sewer Revenue	5.000%	12/1/19 (Prere.)	1,975	2,038
				2,926,254
Georgia (3.0%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27	2,325	2,641
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,829
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,064
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,133
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	10,329
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,715	1,925
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,323
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,530
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,025	5,550
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,515	6,083
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,202
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,010	2,211
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,067
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,376
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,122
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,382
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,721
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,493
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,788
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,530	2,881
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,128
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,525
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,280	1,429
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,098
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,394
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,040
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,360	1,436
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,699
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,070	3,445
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,075	3,499
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	2,853
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,793
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,539
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,610	6,923
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34	2,265	2,354
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,200	7,041
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	3,260	3,702
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35	2,250	2,324
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,526
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,519
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	2,750	2,830
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	14,000	15,758
2 Atlanta GA Water & Wastewater Revenue PUT	3.037%	11/1/18	21,685	21,685
7 Atlanta GA Water & Wastewater Revenue TOB VRDO	1.630%	11/7/18	7,000	7,000
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26	9,030	10,410
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27	9,480	11,001
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28	9,960	11,491
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/29	1,100	1,244
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/30	1,350	1,516
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/32	1,795	1,992
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/33	2,000	2,208
Cherokee County GA Board of Education GO	5.000%	8/1/29	650	747
Cherokee County GA Board of Education GO	5.000%	8/1/30	750	859
Cherokee County GA Board of Education GO	5.000%	8/1/31	1,550	1,769
Cherokee County GA Board of Education GO	5.000%	8/1/33	1,750	1,984
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20	750	784
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,667
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,582
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/20 (Prere.)	7,500	7,845

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/20 (Prere.)	1,100	1,162
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/25	400	450
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/26	700	792
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27	900	1,024
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	1,000	1,126
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	1,640	1,837
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	1,230	1,371
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/32	2,250	2,484
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/33	2,405	2,646
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/34	3,350	3,670
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/35	2,500	2,729
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/36	4,300	4,678
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/37	4,500	4,886
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,250	1,427
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,000	1,134
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,024
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,000	1,110
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,125	1,236
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,819
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,143
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,082
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,399
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,444
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,529
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,627
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,397
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,305
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	11,590
Forsyth County GA GO	5.000%	3/1/20	2,145	2,228
Forsyth County GA School District GO	5.000%	2/1/26	1,250	1,453
Forsyth County GA School District GO	5.000%	2/1/27	1,000	1,175
Forsyth County GA School District GO	5.000%	2/1/28	1,000	1,185
Forsyth County GA School District GO	5.000%	2/1/33	3,285	3,795
Forsyth County GA School District GO	5.000%	2/1/34	2,500	2,879
Forsyth County GA School District GO	5.000%	2/1/35	3,790	4,349
Forsyth County GA School District GO	5.000%	2/1/36	3,250	3,715
Forsyth County GA School District GO	5.000%	2/1/37	2,250	2,566
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,235
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	794
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,360
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	2,919
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/25	400	449
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/26	540	611
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/27	500	568
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/28	560	631
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/29	500	560
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/30	870	970
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/31	900	998
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/35	4,700	5,131
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/37	2,820	3,062
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	2,080	2,135
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,680	1,719
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,000	7,396
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	10,896
Georgia GO	4.000%	11/1/19	2,500	2,550
Georgia GO	5.000%	2/1/20	34,000	35,241
Georgia GO	5.000%	7/1/20	3,000	3,143
Georgia GO	5.000%	7/1/20	10,000	10,477
Georgia GO	5.000%	7/1/20	18,460	19,340
Georgia GO	5.000%	11/1/20	9,240	9,761
Georgia GO	5.000%	10/1/21	8,010	8,649

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	1/1/22	9,415	10,225
Georgia GO	5.000%	2/1/22	6,590	7,169
Georgia GO	5.000%	2/1/22	13,425	14,605
Georgia GO	4.000%	10/1/22	13,220	14,077
Georgia GO	5.000%	12/1/22	9,000	9,960
Georgia GO	5.000%	1/1/23	6,000	6,652
Georgia GO	5.000%	2/1/23	18,395	20,425
Georgia GO	5.000%	2/1/23	5,025	5,579
Georgia GO	5.000%	7/1/23	20,160	22,084
Georgia GO	5.000%	7/1/24	22,865	26,021
Georgia GO	5.000%	7/1/24	29,915	34,044
Georgia GO	5.000%	12/1/24	10,010	11,462
Georgia GO	5.000%	2/1/25	3,000	3,376
Georgia GO	5.000%	7/1/26	10,000	11,688
Georgia GO	5.000%	2/1/27	10,000	11,232
Georgia GO	5.000%	2/1/27	14,870	17,467
Georgia GO	5.000%	12/1/27	5,175	6,046
Georgia GO	5.000%	1/1/28	5,000	5,833
Georgia GO	5.000%	7/1/28	34,000	40,420
Georgia GO	5.000%	7/1/29	15,000	17,721
Georgia GO	5.000%	7/1/32	38,000	44,264
Georgia GO	4.000%	7/1/34	25,675	26,848
Georgia GO	4.000%	7/1/35	9,500	9,894
Georgia GO	3.250%	7/1/37	9,750	9,050
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,120	12,959
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,465	4,876
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,419
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,610
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	425	490
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	550	639
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	807
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	648
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/30	4,365	4,763
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/34	7,330	7,903
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	500	566
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30	500	557
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/32	1,000	1,104
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/34	1,250	1,369
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/36	2,300	2,502
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37	2,100	2,280
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	24,739
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,881
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,812
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	450	506
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	630	713
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28	835	940
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,430	1,462
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,250	1,278
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	31
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	24,794
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	39,035
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,136
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	11,494
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	127,300	132,747
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	200,205	209,378
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,810	5,672
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	5,687
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,198
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	14,000	14,529
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	33,143
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/34	16,465	16,988
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/35	17,095	17,523
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35	5,095	5,699
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	24,618
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,597
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,580	13,613
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,197
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,025	15,486

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	8,090	8,330
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	2,952
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,615	15,273
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,170
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	4,765	5,261
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	4,605	5,104
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	36,375	39,808
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,290	17,828
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	28,000	31,139
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,075	1,161
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,260
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,133
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,500	5,850
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,615	8,000
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	572
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	17,603
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,434
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,419
				1,756,177
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,199
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	4,655	4,952
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	1,175	1,246
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	6,860
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	9,240	10,146
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	7,210	7,960
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	3,000	3,288
Guam Government Business Privilege Tax Revenue	5.000%	11/15/30	2,950	3,167
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/26	750	820
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/27	600	656
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	1,750	1,886
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/30	1,000	1,073
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/32	2,230	2,375
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/35	1,000	1,054
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	314
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,423
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,340
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,348
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,322
Guam Power Authority Revenue	5.000%	10/1/28	2,585	2,814
Guam Power Authority Revenue	5.000%	10/1/29	5,425	5,866
Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,127
Guam Power Authority Revenue	5.000%	10/1/32	2,680	2,858
Guam Power Authority Revenue	5.000%	10/1/34	1,825	1,933
Guam Power Authority Revenue	5.000%	10/1/35	2,690	2,838
Guam Power Authority Revenue	5.000%	10/1/36	3,525	3,706
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,147
				82,718
Hawaii (1.2%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,660
Hawaii County HI GO	5.000%	9/1/28	1,000	1,141
Hawaii County HI GO	5.000%	9/1/29	2,065	2,345
Hawaii County HI GO	5.000%	9/1/30	1,000	1,131
Hawaii GO	5.000%	10/1/20	5,500	5,798
Hawaii GO	5.000%	10/1/20	9,910	10,446
Hawaii GO	5.000%	12/1/20	4,480	4,742
Hawaii GO	5.000%	10/1/21	3,055	3,296
Hawaii GO	5.000%	10/1/21	7,715	8,324
Hawaii GO	5.000%	11/1/22	11,200	12,344
Hawaii GO	5.000%	12/1/22	10,125	10,937
Hawaii GO	5.000%	8/1/24	14,970	16,961
Hawaii GO	5.000%	8/1/24	8,970	10,163
Hawaii GO	5.000%	10/1/24	10,000	11,354
Hawaii GO	5.000%	11/1/24	22,305	24,494
Hawaii GO	5.000%	4/1/25	19,785	22,636
Hawaii GO	5.000%	8/1/25	2,500	2,825
Hawaii GO	5.000%	8/1/25	4,105	4,639
Hawaii GO	5.000%	10/1/25	12,000	13,812
Hawaii GO	4.000%	4/1/26	26,025	28,320

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	1/1/28	18,275	21,440
Hawaii GO	5.000%	5/1/28	14,855	17,202
Hawaii GO	5.000%	10/1/28	7,835	9,021
Hawaii GO	5.000%	10/1/28	9,000	10,362
Hawaii GO	5.000%	1/1/29	5,330	6,202
Hawaii GO	4.000%	4/1/29	10,000	10,551
Hawaii GO	5.000%	8/1/29	8,500	9,563
Hawaii GO	5.000%	10/1/29	7,000	8,017
Hawaii GO	4.000%	4/1/30	21,685	22,777
Hawaii GO	4.000%	5/1/30	13,765	14,484
Hawaii GO	4.000%	10/1/30	11,500	12,097
Hawaii GO	4.000%	4/1/31	21,410	22,331
Hawaii GO	4.000%	5/1/31	13,960	14,626
Hawaii GO	4.000%	5/1/32	12,160	12,649
Hawaii GO	4.000%	10/1/32	5,285	5,503
Hawaii GO	5.000%	1/1/33	10,750	12,276
Hawaii GO	5.000%	8/1/33	2,865	3,183
Hawaii GO	4.000%	1/1/34	8,725	9,002
Hawaii GO	5.000%	1/1/34	8,695	9,900
Hawaii GO	5.000%	1/1/36	22,345	25,195
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,425
Hawaii Pacific Health Revenue	5.625%	7/1/20 (Prere.)	2,345	2,478
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,111
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,457
Honolulu HI City & County GO	5.000%	10/1/20	3,675	3,874
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,286
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,377
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,647
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,422
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,101
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	3,500	3,863
Honolulu HI City & County GO	5.000%	11/1/22	3,015	3,325
Honolulu HI City & County GO	5.000%	8/1/24	4,535	4,855
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,612
Honolulu HI City & County GO	5.000%	10/1/26	5,100	5,856
Honolulu HI City & County GO	5.000%	10/1/27	4,020	4,597
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,558
Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,588
Honolulu HI City & County GO	5.000%	10/1/29	2,270	2,577
Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,499
Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,306
Honolulu HI City & County GO	4.000%	10/1/32	6,705	6,982
Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,113
Honolulu HI City & County GO	4.000%	9/1/36	2,910	2,972
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	3,000	3,424
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28	6,175	6,568
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	10,000	10,587
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	8,220	9,254
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31	18,060	20,238
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34	6,765	7,538
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35	6,835	7,589
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36	3,000	3,383
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/37	6,000	6,750
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/38	7,230	7,363
				672,324
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	764
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	288
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,261
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	724
7 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,463
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/28	4,000	4,532
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/29	4,810	5,423
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/30	4,525	5,049
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	12,092
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,520	1,719
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,115
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,496
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,091

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Association RAN	5.000%	7/15/25	2,035	2,311
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,010	1,154
Idaho Housing & Finance Association RAN	5.000%	7/15/27	5,145	5,924
				57,406
Illinois (6.1%)
Berwyn IL GO	5.000%	12/1/25 (4)	1,425	1,429
Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/31	1,345	1,484
Chicago IL GO	0.000%	1/1/24	4,000	3,247
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,510
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	1,015	1,018
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,446
Chicago IL Board of Education GO	5.000%	12/1/19	3,585	3,643
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,255	5,330
Chicago IL Board of Education GO	5.000%	12/1/21	20,000	20,768
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,371
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	18,513
Chicago IL Board of Education GO	5.000%	12/1/22	2,775	2,878
Chicago IL Board of Education GO	5.000%	12/1/22	12,000	12,447
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,454
Chicago IL Board of Education GO	5.000%	12/1/23	15,000	15,585
Chicago IL Board of Education GO	5.000%	12/1/24	20,000	20,763
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,845
Chicago IL Board of Education GO	5.250%	12/1/25	8,135	8,140
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	5,000	3,520
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	3,500	3,872
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,369
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	22,761
Chicago IL Board of Education GO	5.000%	12/1/27 (4)	2,750	3,055
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	4,320	2,734
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	10,270	6,500
Chicago IL Board of Education GO	5.000%	12/1/28 (4)	3,000	3,342
Chicago IL Board of Education GO	5.000%	12/1/29 (4)	2,500	2,758
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	20,612
Chicago IL Board of Education GO	5.250%	12/1/35	12,095	12,315
Chicago IL GO	5.000%	1/1/26	11,835	12,656
Chicago IL GO	5.000%	1/1/26	1,660	1,747
Chicago IL GO	5.000%	1/1/27 (14)	4,400	4,411
Chicago IL GO	5.000%	1/1/28 (14)	4,400	4,411
Chicago IL Housing Authority Revenue	5.000%	1/1/27	3,765	4,248
Chicago IL Housing Authority Revenue	5.000%	1/1/28	2,000	2,260
Chicago IL Housing Authority Revenue	5.000%	1/1/30	1,250	1,396
Chicago IL Housing Authority Revenue	5.000%	1/1/31	1,250	1,391
Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,885	2,079
Chicago IL Housing Authority Revenue	5.000%	1/1/34	4,205	4,623
Chicago IL Housing Authority Revenue	5.000%	1/1/36	6,140	6,695
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	37,140
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,726
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	3,757
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,140	6,665
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	10,771
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	10,756
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,725	7,224
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,360
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,263
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,176
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27	3,500	3,667
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	3,000	3,134
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	2,000	2,081
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	10,700
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	14,440
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,218
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,374
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	7,937
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	5,500	6,180
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,676
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,025	4,305
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	1,000	1,132
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	760	860
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,115

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	1,185	1,347
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	32,400	36,834
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	3,802
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,711
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	2,010	2,267
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	10,775	11,915
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,199
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	1,130	1,274
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28	5,000	5,727
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	1,825	2,043
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,487
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	2,000	2,213
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	10,300	11,341
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,195
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	900	1,007
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	1,500	1,670
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	5,700	6,275
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,424
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,000	3,388
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,030	2,251
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	13,065	14,331
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	22,500	24,604
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,079
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	720	798
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31	3,595	4,046
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	3,500	3,828
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	4,750	5,195
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	10,000	10,894
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	4,750	5,179
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	20,040	21,774
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	10,010	11,015
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,089
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	18,750	20,381
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	10,010	10,978
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	12,250	13,276
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	11,930	12,929
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	10,500	11,477
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	8,750	9,454
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	1,040	1,120
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	10,885	11,725
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	5,000	5,428
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,095
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,672
Chicago IL Park District GO	5.000%	1/1/25	625	690
Chicago IL Park District GO	5.000%	1/1/26	515	573
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,108
Chicago IL Park District GO	5.000%	1/1/27	2,085	2,313
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,104
Chicago IL Park District GO	5.000%	1/1/28	1,420	1,581
Chicago IL Park District GO	5.000%	1/1/29	785	859
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,088
Chicago IL Park District GO	5.000%	1/1/30	2,000	2,205
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,080
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,160
Chicago IL Park District GO	5.000%	1/1/31	1,600	1,756
Chicago IL Park District GO	5.000%	1/1/31	3,070	3,370
Chicago IL Park District GO	5.000%	1/1/32	5,000	5,460
Chicago IL Park District GO	5.000%	1/1/32	5,545	6,056
Chicago IL Park District GO	5.000%	1/1/32	2,625	2,794
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,141
Chicago IL Park District GO	5.000%	1/1/33	1,095	1,163
Chicago IL Park District GO	5.000%	1/1/33	1,720	1,871
Chicago IL Park District GO	5.000%	1/1/33	2,620	2,851
Chicago IL Park District GO	5.000%	1/1/33	5,140	5,593
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,062
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,135
Chicago IL Park District GO	5.000%	1/1/34	1,640	1,778
Chicago IL Park District GO	5.000%	1/1/34	1,500	1,590
Chicago IL Park District GO	5.000%	1/1/35	1,775	1,917
Chicago IL Park District GO	5.000%	1/1/35	1,075	1,137

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,017
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,357
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,867
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/18 (Prere.)	3,185	3,193
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	2,075	2,294
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	1,035	1,148
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	13,457
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	32,056
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	31,047
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,192
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	10,597
7 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.800%	11/7/18	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,639
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,100	3,446
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	2,823
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	3,645
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	9,884
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,675	1,809
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,554
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,139
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	1,994
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,525	2,675
Chicago IL Water Revenue	5.000%	11/1/23	1,750	1,885
Chicago IL Water Revenue	5.000%	11/1/24	1,585	1,700
Chicago IL Water Revenue	5.000%	11/1/25	2,590	2,771
Chicago IL Water Revenue	5.000%	11/1/26	2,125	2,268
Chicago IL Water Revenue	5.000%	11/1/28	5,550	5,901
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,803
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,173
Chicago IL Water Revenue	5.000%	11/1/32	3,075	3,249
Chicago IL Waterworks Revenue	5.000%	11/1/18 (Prere.)	10,710	10,710
Chicago IL Waterworks Revenue	5.000%	11/1/19 (4)	6,855	6,870
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,425	1,543
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	11,590
Chicago IL Waterworks Revenue	5.000%	11/1/29	7,050	7,690
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,030	1,112
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,150
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,040	2,184
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,111
Cook County IL Community College District GO	5.250%	12/1/26	2,065	2,176
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,099
Cook County IL Community College District GO	5.250%	12/1/28	2,020	2,113
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,612
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,056
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,614
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,341
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,731
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,448
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,344
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,569
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,206
Cook County IL GO	5.000%	11/15/18	8,000	8,008
Cook County IL GO	5.000%	11/15/20	7,500	7,710
Cook County IL GO	5.000%	11/15/21	5,410	5,556
Cook County IL GO	5.250%	11/15/25	4,700	5,024
Cook County IL GO	5.000%	11/15/26 (4)	2,000	2,262
Cook County IL GO	5.250%	11/15/28	35,500	37,684
Cook County IL GO	5.000%	11/15/34	1,180	1,282
Cook County IL GO	5.000%	11/15/35	1,025	1,111
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	1,933
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,008
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	4,575	5,028
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,193
Evanston IL GO	3.500%	12/1/38	2,000	1,779
Evanston IL GO	3.500%	12/1/39	2,000	1,764
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	4,774
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	5,285	5,351
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,518
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	2,000	2,025
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	6,535	6,617

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,107
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,210	1,359
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,301
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,010	5,524
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	6,822
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,020	3,234
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	10,735
7 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.720%	11/7/18 (12)	2,300	2,300
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,179
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,431
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	8,077
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,450
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/19 (Prere.)	17,920	18,437
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/19 (Prere.)	15,000	15,451
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,000	1,064
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31	2,560	2,661
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	6,000	6,775
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/34	6,000	6,711
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/35	5,000	5,573
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28	2,085	2,347
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29	2,030	2,273
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30	1,010	1,126
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,316
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	6,430	6,814
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37	6,500	6,874
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,025
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/27	3,070	3,089
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,765	8,829
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	2,000	2,061
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,051
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,406
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,670	3,933
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,598
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,675
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,756
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,838
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,926
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,018
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	12,834
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23	1,225	1,337
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	7,900	8,024
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31	6,525	6,440
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32	10,000	9,789
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33	3,955	4,281
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34	3,500	3,779
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	9,000	9,261
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/33	5,050	5,460
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35	5,500	5,912
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,679
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/27	3,170	3,660
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/28	3,225	3,729
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/29	2,250	2,580
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/36	2,300	2,319
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/37	2,500	2,515
7 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	1.630%	11/7/18	8,760	8,760
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,265
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,040	2,209
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,038
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23	1,050	1,162
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,070	5,339
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,850	2,070
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	2,025	2,282
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,020	1,150
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,387
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29	2,000	2,207
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30	2,300	2,530
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31	2,190	2,210
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	24,944
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24	5,065	5,664
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25	8,000	9,062

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26	8,000	9,147
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	10,000	11,505
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	13,750	15,699
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32	10,000	11,162
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33	1,800	1,829
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30	2,540	2,540
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31	2,065	2,055
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32	2,000	1,981
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,154
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,226
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,477
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,030	4,482
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,427
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/30	4,000	4,384
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,015	1,120
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	2,867
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20 (Prere.)	7,000	7,282
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/29	1,865	2,063
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/30	1,550	1,706
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	4.000%	3/1/35	600	584
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,230
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	11,863
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,516
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,334
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	6,645	6,949
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24	1,145	1,283
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26	1,700	1,943
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,010	2,210
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,153
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	5,891
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,294
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	5,573
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,205
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	3,748
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	16,735
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	4,705
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	13,646
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,541
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	5,604
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	16,666
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	5,655
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	16,649
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,120
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	32,060
Illinois Finance Authority Student Housing & Academic Facilities Revenue
(University of Illinois at Chicago Project)	5.000%	2/15/37	1,000	1,061
Illinois GO	5.000%	11/1/19	8,200	8,379
Illinois GO	5.000%	1/1/20 (4)	8,635	8,860
Illinois GO	5.000%	8/1/20	2,000	2,063
Illinois GO	5.000%	11/1/20	65,375	67,685
Illinois GO	5.000%	1/1/21 (4)	21,470	22,041
Illinois GO	5.250%	1/1/21	7,525	7,775
Illinois GO	5.000%	5/1/21	4,785	4,937
Illinois GO	5.000%	8/1/21	25,000	25,853
Illinois GO	5.000%	11/1/21	90,000	93,264
Illinois GO	5.000%	1/1/22	3,180	3,234
Illinois GO	5.000%	2/1/22	5,230	5,407
Illinois GO	5.000%	2/1/22	7,740	8,002
Illinois GO	5.000%	7/1/22	7,050	7,310
Illinois GO	5.000%	8/1/22	10,000	10,372
Illinois GO	5.000%	8/1/22 (4)	11,720	12,472
Illinois GO	5.000%	10/1/22	13,500	14,014
Illinois GO	5.000%	10/1/22	5,385	5,590
Illinois GO	5.000%	11/1/22	10,000	10,385
Illinois GO	5.000%	11/1/22	54,800	56,908
Illinois GO	5.000%	2/1/23	8,500	8,839
Illinois GO	5.000%	2/1/23	7,000	7,279
Illinois GO	5.000%	7/1/23	6,120	6,375
Illinois GO	5.000%	8/1/23	17,050	17,765
Illinois GO	5.000%	10/1/23	5,000	5,212

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	10/1/23	4,500	4,691
Illinois GO	5.000%	11/1/23	37,555	39,154
Illinois GO	4.000%	1/1/24	4,860	4,826
Illinois GO	5.000%	1/1/24	14,060	14,610
Illinois GO	5.000%	2/1/24	6,270	6,516
Illinois GO	4.000%	5/1/24	10,000	9,917
Illinois GO	5.500%	7/1/24	19,000	20,443
Illinois GO	5.000%	8/1/24	25,335	26,207
Illinois GO	5.000%	10/1/24	3,000	3,121
Illinois GO	5.000%	10/1/24	3,000	3,121
Illinois GO	5.000%	11/1/24	38,000	39,536
Illinois GO	5.000%	2/1/25	3,775	3,912
Illinois GO	5.000%	2/1/25	3,250	3,380
Illinois GO	5.000%	11/1/25	18,275	19,007
Illinois GO	5.000%	1/1/26	2,115	2,200
Illinois GO	5.000%	2/1/26	11,175	11,533
Illinois GO	5.000%	4/1/26 (4)	16,175	17,261
Illinois GO	5.500%	7/1/26	7,000	7,473
Illinois GO	5.000%	10/1/26	4,800	4,987
Illinois GO	5.000%	11/1/26	51,315	53,302
Illinois GO	5.000%	12/1/26	8,390	8,712
Illinois GO	5.000%	4/1/27	3,840	3,946
Illinois GO	5.500%	7/1/27	8,000	8,509
Illinois GO	5.000%	12/1/27	10,560	10,958
Illinois GO	5.000%	2/1/28	10,305	10,620
Illinois GO	5.000%	4/1/28 (4)	4,515	4,790
Illinois GO	5.250%	7/1/28	2,710	2,843
Illinois GO	5.000%	10/1/28	4,000	4,133
Illinois GO	5.000%	11/1/28	14,000	14,419
Illinois GO	5.250%	2/1/29	8,750	9,115
Illinois GO	5.000%	3/1/29	23,000	23,465
Illinois GO	5.000%	10/1/29	4,000	4,104
Illinois GO	5.250%	2/1/30	13,000	13,499
Illinois GO	5.000%	10/1/30	3,000	3,066
Illinois GO	5.000%	11/1/30	5,000	5,089
Illinois GO	5.000%	1/1/31	11,000	11,183
Illinois GO	5.000%	3/1/31	7,985	8,122
Illinois GO	5.250%	7/1/31	6,000	6,241
Illinois GO	5.000%	11/1/32	9,200	9,339
Illinois GO	4.000%	6/1/33	20,880	18,897
Illinois GO	5.500%	7/1/33 (4)	3,300	3,540
Illinois GO	5.000%	10/1/33	3,000	3,052
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29	1,155	1,284
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	5,650
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,025	5,771
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	13,303
Illinois Sales Tax Revenue	5.000%	6/15/19	6,045	6,139
Illinois Sales Tax Revenue	5.000%	6/15/20	3,910	3,976
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,045
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	15,839
1 Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,215
1 Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,202
1 Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,241
Illinois Sports Facility Authority Revenue	0.000%	6/15/25 (2)	9,615	7,260
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,428
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,800	14,065
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,360
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,359
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,576
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,800
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,062
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,764
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,667
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,547
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,055	13,336
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,743
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,055	7,781
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,216
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,736
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,729

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,187
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	12,821
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,860	4,203
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,242
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,500	2,773
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	2,500	2,761
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,000	2,197
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	4,500	4,929
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21	1,760	1,854
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19 (14)	5,000	4,974
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20 (14)	5,000	4,856
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22 (14)	5,690	5,239
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,819
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,364
McHenry County IL Conservation District GO	5.000%	2/1/22	3,050	3,298
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,356
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,070	17,255
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	18,595
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,800	22,197
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,735	7,880
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,420	6,578
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	23,940
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	69
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	38,861
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	20,255
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/33 (14)	7,500	3,581
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/19 (ETM)	6,415	6,334
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/19 (14)	31,990	31,401
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26	4,250	4,551
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	29,840	30,886
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	2,270	2,460
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	44,255	24,262
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/31	675	721
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/32	600	638
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/33	450	477
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/34	520	549
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/37 (14)	11,990	4,669
4 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/37	1,800	963
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (ETM)	755	659
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (14)	31,770	26,018
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	25,135	13,017
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,300	1,453
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25	3,000	3,378
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	3,615	4,089
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27	2,080	2,332
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/28	6,035	6,708
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31	1,770	1,785
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32	2,215	2,227
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	38,000	41,029
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	10,000	10,922
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	22,500	25,335
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27	10,580	11,807
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/28	3,475	3,853
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/25	3,850	4,328

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/26	3,500	3,957
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/27	3,615	4,108
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/28	8,750	9,984
Southwestern Illinois Development Authority Revenue (Local Government Program)	0.000%	2/1/26 (12)	2,525	1,944
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,388
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,701
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,138
Springfield IL Water Revenue	5.000%	3/1/31	2,785	2,975
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,240
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,560
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,227
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,253
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,164
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,172
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,610
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,147
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,142
University of Illinois COP	4.000%	8/15/19	10,000	10,142
University of Illinois COP	4.000%	10/1/19	5,115	5,199
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/26 (4)	990	1,036
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/28 (4)	1,050	1,083
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/29 (4)	2,750	2,813
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	1,855
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	8,585
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,677
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,900	9,735
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,681
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	3,327
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,335
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,810
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	6,679
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	3,257
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,783
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,453
				3,526,711
Indiana (1.4%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32	8,105	9,058
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,110	10,149
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34	9,630	10,700
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36	13,470	14,871
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,740
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26	1,000	1,129
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/27	750	847
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/27	1,320	1,497
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/28	750	850
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/30	1,250	1,394
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/30	1,000	1,114
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/31	1,000	1,108
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/31	1,000	1,106
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/32	1,250	1,376
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/33	1,000	1,096
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/35	1,250	1,360
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	245	263
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18 (Prere.)	3,570	3,570
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	10,855	10,855
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	13,895	13,895
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	14,425	14,425
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	8,615	8,615

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,381
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,405
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,753
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,742
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,731
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,718
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,128
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,420	1,612
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,158
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,118
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	2,892
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,101
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,294
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	20,294
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,019
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/26	1,340	1,546
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/29	1,380	1,612
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22 (Prere.)	95	104
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/29	2,915	3,130
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,645
Indiana Finance Authority Revenue	5.000%	2/1/23	11,035	12,238
Indiana Finance Authority Revenue	5.000%	2/1/26	5,665	6,469
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	4,811
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.610%	11/7/18	23,975	23,975
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,294
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,075
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,155
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,076
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29	1,915	2,128
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,467
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30	1,260	1,392
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31	1,665	1,831
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36	2,000	2,153
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26	5,825	6,679
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26	6,475	7,424
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27	6,310	7,272
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27	6,785	7,819
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28	6,650	7,579
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28	6,970	7,944
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	7,400	8,372
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	4,000	4,526
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	19,250	21,652
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	22,000	24,654
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/32	19,705	22,018
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	16,850	16,888
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	11,140	11,112
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/37	6,220	6,179
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,493
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29	5,000	5,712
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	6,000	6,842
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,526
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,019
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/20 (Prere.)	6,295	6,649
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	2,795	3,002
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,124
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,119
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,436
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,562
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,479
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,999
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,612
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,020	10,795
Indiana Health Facility Financing Authority Revenue (Parkview Health System Obligated Group)	3.200%	11/19/18 (2)	2,875	2,875
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	4,669
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,013
Indiana Municipal Power Agency Revenue	5.000%	1/1/30	3,530	4,052
Indiana Municipal Power Agency Revenue	5.000%	1/1/31	5,265	6,017
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	6,295	7,114
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,099

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	4,070	4,575
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	21,171
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	1,305	1,462
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	22,085
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	13,786
Indiana Municipal Power Agency Revenue	5.000%	1/1/37	2,410	2,679
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,570
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	4,839
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,075
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,075
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,677
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	6,998
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	3,858
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,387
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,237
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/26	2,350	2,731
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/27	1,655	1,940
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/28	1,650	1,950
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/29	3,000	3,478
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/30	5,000	5,764
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/35	7,000	7,917
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/36	10,000	11,265
Indianapolis IN Department of Public Utilities Water System Revenue Indianapolis Department
of Public Utilities Water System Revenue	5.000%	10/1/37	4,500	5,057
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,709
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	16,421
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,019
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,599
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,050	5,087
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	8,887
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,238
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	3,535	3,653
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	4,285	4,428
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	7,000	7,234
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,338
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	4,661
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	1,955	1,967
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	8,045	8,091
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	7,000	7,040
Ivy IN Tech Community College Revenue	5.000%	7/1/34	1,600	1,812
Ivy IN Tech Community College Revenue	5.000%	7/1/35	1,075	1,212
Ivy IN Tech Community College Revenue	5.000%	7/1/36	1,625	1,823
Ivy IN Tech Community College Revenue	5.000%	7/1/37	2,175	2,433
Ivy IN Tech Community College Revenue	5.000%	7/1/38	2,235	2,490
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	4,741
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,855	5,306
Purdue University Indiana University COP	5.000%	7/1/36	1,670	1,866
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20	170	175
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32	1,850	2,096
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33	2,505	2,829
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34	1,590	1,790
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36	1,255	1,402
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project)	2.750%	6/1/25	13,000	12,723
Wayne Township School Building Corp. Marion County Indiana Revenue	5.000%	7/15/25	4,460	4,994
				804,431
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,104
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,107
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	5,638
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,611
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	185	185
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	528
7 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,128
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	59,200	62,866
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,147
Iowa Special Obligation Revenue	5.000%	6/1/24	4,090	4,620
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,256

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,243
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,182
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,202
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,196
Polk County IA GO	4.000%	6/1/22	12,620	13,335
Polk County IA GO	4.000%	6/1/23	13,050	13,808
				145,156
Kansas (0.7%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,709
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/28	4,000	4,279
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29	3,000	3,176
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/30	3,010	3,165
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/31	2,000	2,089
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/32	2,000	2,260
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/33	2,365	2,663
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/34	2,680	3,009
Geary County KS Unified School District No. 475 GO	5.000%	9/1/25	355	405
Geary County KS Unified School District No. 475 GO	5.000%	9/1/26	350	400
Geary County KS Unified School District No. 475 GO	5.000%	9/1/27	425	485
Geary County KS Unified School District No. 475 GO	5.000%	9/1/28	635	723
Geary County KS Unified School District No. 475 GO	5.000%	9/1/29	600	682
Geary County KS Unified School District No. 475 GO	5.000%	9/1/30	775	877
Geary County KS Unified School District No. 475 GO	5.000%	9/1/31	650	733
Geary County KS Unified School District No. 475 GO	4.000%	9/1/33	750	779
Geary County KS Unified School District No. 475 GO	4.000%	9/1/34	700	718
Geary County KS Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,046
Geary County KS Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,198
Geary County KS Unified School District No. 475 GO	4.000%	9/1/37	1,835	1,868
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	649
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	538
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	535
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	531
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	529
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	686
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	20,000	21,574
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,045	1,187
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,500	1,704
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29	1,000	1,055
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,043
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/32	650	674
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/33	500	514
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	24,000	25,252
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,015	10,789
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,485	8,236
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	11,342
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	15,062
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	2,310	2,655
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	15,815
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	12,851
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	17,448
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,038
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,032
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,015	2,077
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/19 (Prere.)	230	238
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,205	10,534
7 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.650%	11/7/18	8,000	8,000
Kansas Development Finance Authority Revenue	5.000%	5/1/20	11,400	11,864
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	11,057
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	10,990
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,515	14,853
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	25,796
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	7,674

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,055	7,713
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,095
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	16,299
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,266
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	6,842
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	7,372
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/20 (Prere.)	6,510	6,738
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	990	1,024
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28	3,575	4,081
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,008
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	612
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,293
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,191
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,393
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,086
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,138
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/24	3,000	3,389
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25	1,250	1,414
Seward County KS Unified School District No. 480 GO	4.000%	9/1/30	5,430	5,708
Seward County KS Unified School District No. 480 GO	4.000%	9/1/31	3,000	3,144
Seward County KS Unified School District No. 480 GO	4.000%	9/1/32	2,000	2,084
Seward County KS Unified School District No. 480 GO	4.000%	9/1/33	2,000	2,071
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	825	901
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,595	1,768
				389,716
Kentucky (1.2%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25	720	781
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,473
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,673
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	1,130	1,222
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,160	14,823
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,010	7,334
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/27	1,835	2,084
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/31	2,240	2,498
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/32	1,360	1,510
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/33	1,380	1,527
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/34	1,405	1,549
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/35	1,490	1,637
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/36	1,880	2,057
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/37	1,750	1,910
Kentucky Bond Development Corp. Transient Room Tax Revenue
(Lexington Center Corporation Project)	5.000%	9/1/38	1,750	1,904
Kentucky Economic Development Finance Authority Health System Revenue
(Baptist Healthcare System)	5.000%	8/15/27	4,000	4,418
Kentucky Economic Development Finance Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,434
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/29	2,020	2,193
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/30	1,900	2,051
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,000	1,076
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/32	1,500	1,601
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/34	2,720	2,885

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/35	1,600	1,691
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/36	2,500	2,634
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/37	4,745	4,993
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,483
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,059
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,051
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,128
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	2.434%	2/1/20	40,000	40,012
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25 (14)	4,500	5,049
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	4,939
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,520	3,922
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,441
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,621
Kentucky Municipal Power Agency Power System Revenue PUT	3.450%	3/1/26	16,500	16,102
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,000	5,000
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,120	5,120
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	5,510	5,556
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	4,425	4,462
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	705	711
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	570	575
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,036
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,125
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	4,548
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,100	36,614
Kentucky Property & Building Commission Revenue	5.000%	5/1/31 (15)	2,750	3,060
Kentucky Property & Building Commission Revenue	5.000%	5/1/32 (15)	2,000	2,217
Kentucky Property & Building Commission Revenue	5.000%	5/1/33 (15)	2,000	2,208
Kentucky Property & Building Commission Revenue	5.000%	5/1/34 (15)	1,000	1,101
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	204,875	213,062
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	144,000	151,216
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20	1,700	1,614
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23	1,720	1,457
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,025	1,117
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,505	1,692
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,274
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	5,691
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/25	1,795	2,021
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/26	5,885	6,673
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/27	2,320	2,601
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	9,469
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	15,489
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,416
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,844
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,150	1,281
University of Kentucky Revenue	4.000%	10/1/29	3,000	3,161
University of Kentucky Revenue	4.000%	10/1/31	15,070	15,758
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20	1,180	1,225
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	4,000	4,321
				706,480
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,127
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,124
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,121
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,356
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,281

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,020
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34 (4)	1,500	1,680
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36 (4)	2,000	2,223
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,043
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,013
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,013
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,223
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	5,960
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,675
Lafayette LA Utilities Revenue	5.000%	11/1/26 (4)	590	679
Lafayette LA Utilities Revenue	5.000%	11/1/28 (4)	1,010	1,161
Lafayette LA Utilities Revenue	5.000%	11/1/29 (4)	800	913
Lafayette LA Utilities Revenue	5.000%	11/1/30 (4)	1,000	1,136
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	5,140	5,941
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	4,500	5,194
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29	2,270	2,604
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	6,000	6,818
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	22,955
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	3,860	4,370
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,098
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	4,350	4,907
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,544
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,502
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,428
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	3,500	3,937
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	7,847
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	5,000	5,620
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37	5,000	5,628
Louisiana GO	5.000%	4/1/24	5,000	5,624
Louisiana GO	5.000%	8/1/25	2,375	2,690
Louisiana GO	5.000%	12/1/26	7,870	8,912
Louisiana GO	5.000%	5/1/29	14,815	16,580
Louisiana GO	4.000%	5/15/29	16,800	17,428
Louisiana GO	5.000%	10/1/30	2,000	2,271
Louisiana GO	4.000%	10/1/34	10,710	10,911
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,677
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,433
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	3,818
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,776
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,790	2,935
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	11,000	11,572
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,000	2,104
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,844
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,024
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,526
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/20 (Prere.)	15,905	16,917
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/26	800	903
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/27	1,250	1,417
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/28	2,135	2,408
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	4,560
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	45	52
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	50	57
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/31	7,010	7,639

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/32	8,390	9,116
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36	5,000	5,474
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/37	6,700	7,318
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/38	4,040	4,399
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25	15,000	16,808
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/27	2,785	3,150
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/28	1,470	1,666
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,345
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36 (4)	2,200	2,399
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	439
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	584
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	956
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,015	1,130
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,347
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,520	6,083
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,010	5,509
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,140
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,850	4,227
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,463
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,088
Louisiana State University Revenue	5.000%	7/1/32	2,765	2,998
New Orleans LA Aviation Board Revenue	5.000%	10/1/28 (4)	1,000	1,138
New Orleans LA Aviation Board Revenue	5.000%	10/1/33 (4)	1,000	1,109
New Orleans LA Aviation Board Revenue	5.000%	10/1/34 (4)	1,280	1,411
New Orleans LA Aviation Board Revenue	5.000%	10/1/35 (4)	1,480	1,628
New Orleans LA Aviation Board Revenue	5.000%	10/1/37 (4)	1,600	1,753
New Orleans LA GO	5.000%	12/1/23	2,250	2,447
New Orleans LA GO	5.000%	12/1/24	2,500	2,712
New Orleans LA GO	5.000%	12/1/25	2,500	2,707
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,080
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,446
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,500
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	560
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,125	1,253
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,520
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,039
New Orleans LA Water Revenue	5.000%	12/1/23	655	722
New Orleans LA Water Revenue	5.000%	12/1/23	1,010	1,113
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,124
New Orleans LA Water Revenue	5.000%	12/1/24	550	618
New Orleans LA Water Revenue	5.000%	12/1/25	500	563
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,121
New Orleans LA Water Revenue	5.000%	12/1/27	865	968
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,328
New Orleans LA Water Revenue	5.000%	12/1/28	550	614
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,104
New Orleans LA Water Revenue	5.000%	12/1/29	650	724
New Orleans LA Water Revenue	5.000%	12/1/30	500	554
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,579
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,483
New Orleans LA Water Revenue	5.000%	12/1/33	760	834
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,831
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26 (15)	1,955	2,219
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27 (15)	1,750	1,999
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28 (15)	1,150	1,321
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31 (15)	1,000	1,130
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32 (15)	2,360	2,661
Shreveport LA Water & Sewer Revenue	4.000%	12/1/34 (15)	2,175	2,218
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,285	24,246
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	10,533
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	13,180
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,294
				468,242
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/31	600	670
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/32	500	555
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/33	560	620
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/34	2,310	2,548

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/35	2,250	2,472
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/36	3,315	3,628
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/37	3,365	3,675
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/38	2,400	2,613
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/26	350	397
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/27	350	398
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/28	360	407
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/29	465	521
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,270
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,264
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,503
1 Maine Municipal Bond Bank Revenue	4.000%	11/1/32	3,260	3,405
1 Maine Municipal Bond Bank Revenue	4.000%	11/1/33	2,920	3,025
1 Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/26	1,000	1,156
1 Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/27	1,300	1,490
1 Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/28	2,020	2,296
1 Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/29	2,010	2,270
1 Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/30	1,890	2,123
Maine Turnpike Authority Revenue	5.000%	7/1/30	2,000	2,308
Maine Turnpike Authority Revenue	5.000%	7/1/31	1,825	2,096
Maine Turnpike Authority Revenue	5.000%	7/1/33	1,450	1,651
Maine Turnpike Authority Revenue	5.000%	7/1/34	1,750	1,987
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,029
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,028
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,028
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,655
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,028
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,768
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,234
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,300
				59,418
Maryland (3.3%)
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,043
Anne Arundel County MD GO	5.000%	4/1/19	1,885	1,909
Anne Arundel County MD GO	5.000%	4/1/20	830	864
Anne Arundel County MD GO	5.000%	4/1/20	1,855	1,931
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,348
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,279
Anne Arundel County MD GO	5.000%	10/1/20	4,735	4,992
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,006
Anne Arundel County MD GO	5.000%	4/1/21	6,395	6,825
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,211
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,764
Anne Arundel County MD GO	5.000%	10/1/21	3,615	3,901
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,293
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,356
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,570
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,088
Anne Arundel County MD GO	5.000%	10/1/21	6,185	6,675
Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,984
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,342
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,451
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,055
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,384
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,544
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,658
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,786
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,590
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,680
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,771
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,588
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,679
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,582
Baltimore County MD GO	5.000%	8/1/21	2,600	2,797
Baltimore County MD GO	5.000%	8/1/21	5,000	5,378
Baltimore County MD GO	5.000%	8/1/21	6,705	7,212
Baltimore County MD GO	5.000%	2/1/22	3,000	3,262
Baltimore County MD GO	5.000%	8/1/26	7,595	8,747
Baltimore County MD GO	4.000%	3/1/30	4,000	4,253

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,250
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,238
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,701
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,685
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,342
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	1,873
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,045
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,227
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,034
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,475
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,133
1 Charles County MD GO	5.000%	10/1/27	4,155	4,895
1 Charles County MD GO	5.000%	10/1/28	4,370	5,192
Frederick County MD GO	5.000%	2/1/23	4,485	4,974
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/27	2,000	2,220
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/28	2,000	2,209
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/33	5,000	5,431
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/36	2,000	2,152
Howard County MD GO	5.000%	8/15/20	14,125	14,842
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	1,956
Howard County MD GO	5.000%	8/15/21	14,440	15,543
Howard County MD GO	5.000%	2/15/22	13,605	14,806
Howard County MD GO	5.000%	8/15/24	2,680	2,877
Howard County MD GO	5.000%	2/15/25	4,500	5,159
Howard County MD GO	5.000%	2/15/26	5,320	6,170
Howard County MD GO	5.000%	2/15/27	20,180	23,621
Maryland Department of Transportation Revenue	5.000%	2/15/20	41,400	42,952
Maryland Department of Transportation Revenue	5.000%	5/1/20	13,000	13,561
Maryland Department of Transportation Revenue	5.000%	6/1/20	8,850	9,251
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,480	19,110
Maryland Department of Transportation Revenue	5.000%	2/15/21	46,790	49,737
Maryland Department of Transportation Revenue	5.000%	5/1/21	16,005	17,096
Maryland Department of Transportation Revenue	4.000%	12/1/23	13,000	13,638
Maryland Department of Transportation Revenue	4.000%	11/1/27	8,700	9,312
Maryland Department of Transportation Revenue	4.000% 12/15/28		17,390	18,438
Maryland Department of Transportation Revenue	4.000%	2/1/29	14,790	15,495
Maryland Department of Transportation Revenue	4.000% 12/15/29		27,000	28,482
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,020	6,100
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	5,150	5,126
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,225
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,509
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,244
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,063
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,385
Maryland GO	4.500%	8/1/20	13,550	14,107
Maryland GO	5.000%	8/1/20	5,145	5,400
Maryland GO	5.000%	3/1/21	31,755	33,808
Maryland GO	5.000%	3/1/21	13,965	14,868
Maryland GO	5.000%	3/1/21	7,580	8,070
Maryland GO	4.000%	8/1/21	43,490	45,600
Maryland GO	5.000%	8/1/21	33,110	35,595
Maryland GO	5.000%	8/1/21	16,350	17,577
Maryland GO	5.000%	8/1/21	2,230	2,397
Maryland GO	5.000%	3/1/22	32,550	35,417
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	40,663
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	7,782
Maryland GO	5.000%	3/15/22	5,345	5,821
Maryland GO	5.000%	8/1/22	4,500	4,937
Maryland GO	5.000%	8/1/22	29,215	32,053
Maryland GO	5.000%	8/1/22	71,720	78,686
Maryland GO	5.000%	8/1/22	115,660	126,894
Maryland GO	4.000%	8/1/23	37,875	40,630
Maryland GO	5.000%	8/1/23	81,995	91,620
Maryland GO	5.000%	8/1/23	24,000	26,817
Maryland GO	5.000%	8/1/23	14,805	16,543
Maryland GO	4.000%	8/1/26	28,000	29,739
Maryland GO	5.000%	8/1/26	13,555	15,803
Maryland GO	4.000%	6/1/29	68,270	72,510
Maryland GO	4.000%	6/1/30	68,035	71,900
Maryland GO	5.000%	3/15/31	26,500	30,777

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/28	5,685	6,508
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/29	2,000	2,277
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/30	2,180	2,469
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	854
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	981
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/28	565	636
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/29	425	476
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/30	850	947
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/32	1,000	1,105
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/33	1,000	1,014
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,066
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,615	6,128
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,650	7,245
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,440
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,782
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,701
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,510	1,511
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,002
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	900
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,172
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	14,371
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	15,706
Montgomery County MD GO	5.000%	11/1/20	11,370	12,014
Montgomery County MD GO	5.000%	7/1/21	2,500	2,684
Montgomery County MD GO	5.000%	7/1/21	2,380	2,555
Montgomery County MD GO	5.000%	11/1/22	39,265	43,339
Montgomery County MD GO	5.000%	11/1/22	13,750	15,177
1 Montgomery County MD GO	5.000%	11/1/22	14,000	15,447
Montgomery County MD GO	5.000%	11/1/23	18,000	20,219
Montgomery County MD GO	5.000%	11/1/23	14,750	16,568
1 Montgomery County MD GO	5.000%	11/1/24	15,390	17,561
Montgomery County MD GO	5.000%	11/1/26	8,300	9,414
Montgomery County MD GO	4.000%	11/1/27	5,075	5,573
Montgomery County MD GO	4.000%	12/1/30	14,000	14,685
1 Montgomery County MD GO	3.750%	11/1/37	15,500	15,272
Prince George’s County MD GO	5.000%	8/1/21	13,745	14,780
Prince George’s County MD GO	5.000%	9/15/21	4,975	5,365
Prince George’s County MD GO	5.000%	7/15/22	12,000	13,175
Prince George’s County MD GO	5.000%	9/15/22	14,030	15,452
Prince George’s County MD GO	5.000%	9/1/23	10,865	12,172
Prince George’s County MD GO	5.000%	7/15/26	22,675	26,434
Prince George’s County MD GO	4.000%	9/1/26	2,000	2,154
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24	2,000	1,922
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,375	1,336
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	600	651
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	835
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,185
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	535
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	851
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	565
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	792
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	1,043
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29	6,100	6,480
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30	6,345	6,683
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31	6,600	6,922
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/32	6,840	7,829
University System of Maryland Revenue	5.000%	4/1/24	4,390	4,964
University System of Maryland Revenue	5.000%	4/1/25	4,315	4,953
University System of Maryland Revenue	5.000%	4/1/26	3,925	4,559
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	8,521
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/31	5,160	5,473
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	8,816

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	14,315	14,952
Washington MD Suburban Sanitation District Maryland GO	5.000%	6/15/26	10,565	12,307
				1,897,091
Massachusetts (2.7%)
Boston MA GO	5.000%	4/1/20	6,000	6,249
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21	78,960	83,121
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,021
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,381
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	750	816
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	500	550
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,250	1,429
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,444
Massachusetts College Building Authority Revenue	5.125%	5/1/19 (Prere.)	1,420	1,443
Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	2,250	2,288
Massachusetts College Building Authority Revenue	5.000%	5/1/20 (Prere.)	1,290	1,345
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,146
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,213
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	6,522
Massachusetts College Building Authority Revenue	4.000%	5/1/33	3,490	3,593
Massachusetts College Building Authority Revenue	4.000%	5/1/34	3,715	3,813
Massachusetts College Building Authority Revenue	4.000%	5/1/35	3,865	3,951
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,699
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,206
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,032
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	5,600	6,485
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,314
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,279
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,265
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,770	1,898
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,272
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,388
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,601
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,707
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,172
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,230	1,310
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	9,916
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,101
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25	1,015	1,126
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,115
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,052
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,730
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28	5,000	5,511
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	2,800	3,105
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31	1,365	1,498
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33	1,660	1,807
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/34	4,355	4,726
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35	1,835	1,984
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35	5,500	5,946
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/36	5,000	5,385
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37	5,700	6,120
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	5,000	5,352
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	5,770
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	13,655	14,197
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	1,345	1,398
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/26	500	501
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/27	560	555
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/37	2,000	2,070
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/27	5,055	5,867
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28	8,000	9,252
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,320
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,411
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	2,985
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	17,575	18,348
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23	835	912
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24	700	772
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25	800	889
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,286
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,985	2,033
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	6,000	6,627

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	4,000	4,394
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,837
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/28	1,325	1,477
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/30	1,460	1,605
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,629
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	10,205	10,391
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24	20,020	22,741
	Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	10,962
	Massachusetts GO	5.000%	7/1/20	3,920	4,106
	Massachusetts GO	5.500%	10/1/20 (14)	11,065	11,767
	Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	19,209
	Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	28,466
	Massachusetts GO	5.000%	7/1/21	10,170	10,919
	Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	21,506
	Massachusetts GO	5.250%	8/1/21 (2)	4,445	4,811
	Massachusetts GO	5.250%	8/1/21	20,885	22,602
	Massachusetts GO	5.000%	8/1/22	14,000	15,381
	Massachusetts GO	5.000%	12/1/23	23,000	25,867
	Massachusetts GO	5.000%	7/1/24	9,575	10,864
	Massachusetts GO	5.000%	7/1/24	3,705	4,204
	Massachusetts GO	5.000%	8/1/24	65,150	74,003
	Massachusetts GO	5.000%	12/1/24	3,000	3,424
	Massachusetts GO	5.000%	7/1/25	5,710	6,574
	Massachusetts GO	2.120%	11/1/25	22,000	21,785
	Massachusetts GO	5.000%	12/1/25	20,015	23,159
	Massachusetts GO	5.000%	7/1/27	41,725	48,202
	Massachusetts GO	5.000%	7/1/28	21,000	24,119
	Massachusetts GO	5.000%	7/1/28	29,520	34,902
	Massachusetts GO	5.000%	12/1/28	4,155	4,802
	Massachusetts GO	5.000%	7/1/29	5,000	5,717
	Massachusetts GO	5.000%	7/1/29	10,425	11,756
	Massachusetts GO	5.000%	7/1/30	12,000	13,470
	Massachusetts GO	5.000%	9/1/30	11,730	13,923
	Massachusetts GO	4.000%	11/1/30	45,000	46,238
	Massachusetts GO	5.000%	11/1/30	25,000	28,768
	Massachusetts GO	5.000%	1/1/31	24,000	27,551
	Massachusetts GO	5.000%	5/1/31	30,000	32,930
	Massachusetts GO	5.000%	9/1/31	5,770	6,267
	Massachusetts GO	5.000%	9/1/31	15,000	17,822
	Massachusetts GO	5.000%	11/1/31	9,650	11,064
	Massachusetts GO	5.000%	9/1/32	9,430	11,198
	Massachusetts GO	5.000%	9/1/36	23,520	26,620
	Massachusetts GO	5.000%	12/1/36	6,500	7,249
	Massachusetts GO	5.000%	9/1/37	24,000	27,078
	Massachusetts GO	5.000%	11/1/37	20,000	22,430
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,098
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,784
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,765	3,965
	Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,071
	Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,333
	Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	3,885
	Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,435
	Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,624
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,756
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	2,530	2,724
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,010	21,927
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	2,050	2,365
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26	6,795	7,799
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,269
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,464
[16]	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	35,714
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,527
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	20,804
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,007
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	10,950
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000% 10/15/32		8,010	8,565
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,315
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000% 11/15/33		20,075	22,633
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,577
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000% 11/15/34		9,505	10,687

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	9,500	10,407
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,449
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	11,000	12,023
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37	2,700	2,947
	Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,153
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (14)	29,860	35,272
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	13,328
1	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/28	1,500	1,557
1	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/33	3,000	3,047
	Massachusetts Transportation Fund Revenue	4.000%	6/1/34	7,500	7,784
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	7,500	7,754
	Massachusetts Transportation Fund Revenue	4.000%	6/1/38	10,000	10,198
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	6,364
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	6,440	7,214
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,675	8,744
	Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	2,500	2,580
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	22,073
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,350	2,520
[16]	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	3,500	3,754
[16]	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,000	2,145
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,334
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,328
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,800	7,619
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,065	3,267
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,664
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,429
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	12,315
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	11,689
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	12,291
					1,578,936
Michigan (2.9%)
	Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,119
	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,239
	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,659
	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,381
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,071
	Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,563
	Chippewa Valley MI Schools GO	5.000%	5/1/25	700	798
	Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,123
	Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,202
	Chippewa Valley MI Schools GO	5.000%	5/1/35	800	886
	Dearborn MI School District GO	5.000%	5/1/26	3,755	4,186
	Dearborn MI School District GO	5.000%	5/1/27	3,700	4,125
	Dearborn MI School District GO	5.000%	5/1/28	3,635	4,041
	Dearborn MI School District GO	5.000%	5/1/30	4,000	4,427
	Dearborn MI School District GO	5.000%	5/1/32	3,165	3,486
	Detroit MI Sewage Disposal System Revenue	7.000%	7/1/19 (Prere.)	3,890	4,016
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,553
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	14,000	14,874
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,331
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,570
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,173
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,075
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/26 (4)	1,130	1,270
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/28 (4)	1,000	1,131
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/30 (4)	1,750	1,949
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/32 (4)	2,315	2,550
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/35 (4)	1,300	1,421
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/37 (4)	1,600	1,738
	East Lansing MI School District GO	5.000%	5/1/28	645	742
	East Lansing MI School District GO	5.000%	5/1/29	500	572
	East Lansing MI School District GO	5.000%	5/1/30	600	683
	East Lansing MI School District GO	5.000%	5/1/31	1,900	2,154
	East Lansing MI School District GO	5.000%	5/1/33	755	850
	East Lansing MI School District GO	5.000%	5/1/34	1,500	1,684
	East Lansing MI School District GO	5.000%	5/1/36	1,100	1,222
	Eastern Michigan University Revenue	5.000%	3/1/26 (15)	1,510	1,707
	Eastern Michigan University Revenue	5.000%	3/1/30 (15)	1,250	1,400
	Eastern Michigan University Revenue	5.000%	3/1/31 (15)	1,000	1,115

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	3,924
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,588
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	4,800	5,453
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26	1,750	2,005
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26	3,000	3,437
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	9,305	10,723
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	23,000	26,645
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	28,000	32,605
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30	17,025	18,994
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,750	5,327
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33 (4)	4,750	4,835
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/34	2,585	2,905
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35	2,720	3,045
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35	34,080	37,273
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	2,350	2,620
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	64,000	69,549
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,495	1,663
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/38	2,645	2,933
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25	10,450	11,927
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/26	4,000	4,576
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27	5,000	5,754
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	14,000	15,914
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	6,500	7,530
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	14,000	16,247
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30	5,455	6,082
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	9,210	10,229
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	13,380	13,494
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/35	4,000	4,431
Hudsonville MI Public Schools GO	5.000%	5/1/33	1,360	1,513
Hudsonville MI Public Schools GO	5.000%	5/1/34	1,095	1,215
Hudsonville MI Public Schools GO	5.000%	5/1/35	1,000	1,106
Hudsonville MI Public Schools GO	5.000%	5/1/36	1,000	1,102
Hudsonville MI Public Schools GO	5.000%	5/1/37	1,000	1,099
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	10,145	10,567
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	8,225	8,478
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,090
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,108
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,556
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	1,000	1,123
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/27	1,120	1,274
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	5,838
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	1,918
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/31	1,020	1,132
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,199
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,477
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/33	2,140	2,353
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,635
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,504
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/37	1,145	1,237
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,132
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,265	1,439
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,500	1,747
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,420	1,643
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,600	1,838
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,500	2,854
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,000	2,271
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,165	2,441
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,790	2,012
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32	1,145	1,256
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33	1,000	1,093
Marysville MI Public Schools District GO	5.000%	5/1/29	2,280	2,563
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,333
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,621
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,549
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,681
Michigan Building Authority Revenue	5.000%	10/15/24	3,020	3,239
Michigan Building Authority Revenue	5.000%	4/15/25	2,540	2,903
Michigan Building Authority Revenue	5.000%	4/15/25	5,465	6,246
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,346
Michigan Building Authority Revenue	5.000%	4/15/26	1,580	1,824

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Building Authority Revenue	5.000%	4/15/26	6,520	7,478
Michigan Building Authority Revenue	5.000%	4/15/27	1,565	1,803
Michigan Building Authority Revenue	5.000%	4/15/28	8,135	9,231
Michigan Building Authority Revenue	5.000%	10/15/28	2,205	2,518
Michigan Building Authority Revenue	5.000%	4/15/29	26,630	30,074
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,640
Michigan Building Authority Revenue	5.000%	4/15/30	15,095	16,977
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,522
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	11,651
Michigan Building Authority Revenue	5.000%	4/15/32	27,195	30,332
Michigan Building Authority Revenue	5.000%	10/15/32	9,095	10,209
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,188
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,313
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	14,828
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,166
Michigan Finance Authority Revenue	5.000%	4/1/24	5,400	5,950
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,202
Michigan Finance Authority Revenue	5.000%	4/1/25	3,160	3,528
Michigan Finance Authority Revenue	5.000%	4/1/26	1,320	1,486
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,633
Michigan Finance Authority Revenue	5.000%	11/1/26	1,255	1,443
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,711
Michigan Finance Authority Revenue	5.000%	11/1/27	1,270	1,471
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,769
Michigan Finance Authority Revenue	5.000%	11/1/29	1,500	1,725
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,736
Michigan Finance Authority Revenue	5.000%	11/1/30	1,200	1,371
Michigan Finance Authority Revenue	5.000%	11/1/31	1,000	1,137
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,728
Michigan Finance Authority Revenue	5.000%	11/1/32	1,000	1,133
Michigan Finance Authority Revenue	5.000%	11/1/33	1,000	1,129
Michigan Finance Authority Revenue	5.000%	11/1/34	1,250	1,406
Michigan Finance Authority Revenue	5.000%	11/1/35	1,465	1,641
Michigan Finance Authority Revenue	5.000%	11/1/36	1,655	1,847
Michigan Finance Authority Revenue	5.000%	11/1/37	2,490	2,767
Michigan Finance Authority Revenue	5.000%	11/1/38	2,035	2,249
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	7,883
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,367
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,650	7,347
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,020	12,059
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,580	14,757
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	24,000	26,131
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,309
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,034
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,050	16,907
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,043
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,289
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	1,500	1,667
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,545
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	12,235	13,568
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	1,350	1,492
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,045
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	1,000	1,100
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,025	7,736
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	17,929
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	700	766
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	16,267
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	1,200	1,308
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	10,812
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	1,000	1,087
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	3,120	3,382
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,089
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	850	921
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	3,500	3,784
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	20,250	21,765
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,158
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	6,040	6,515
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,148
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,000	5,384
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	1,350	1,453

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,794
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24	2,395	2,677
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,549
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,020
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34	7,000	7,643
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37	12,000	12,972
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,471
Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,540
Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,651
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,100
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,103
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,015	1,136
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,665	1,885
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,127
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	870	975
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,115
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,015	1,126
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	2,852
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	2,922
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	2.301%	10/15/20	25,000	25,146
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,355	1,498
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,202
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,290
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,462
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,449
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	840	920
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,310	1,474
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	465	507
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,294
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	434
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,800
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,500	1,650
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29	5,245	6,027
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30	7,500	7,965
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20 (Prere.)	70	74
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,765	5,390
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,700	4,200
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,585	4,103
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26	3,095	3,575
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	7,930	8,343
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,790	3,196
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,070	2,406
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28	2,225	2,550
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	4,880	5,527
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	1,025	1,168
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	13,448
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	3,770	4,248
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31	2,790	3,133
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33	5,030	5,560
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	7,870	8,666
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	5,000	5,550
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/35	8,000	8,828
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36	3,310	3,317
Michigan GAN	5.000%	3/15/23	5,095	5,632
Michigan GAN	5.000%	3/15/26	6,915	7,941
Michigan GAN	5.000%	3/15/27	3,845	4,438
Michigan GO	5.000%	12/1/25	7,835	9,060
Michigan GO	5.000%	12/1/26	2,285	2,625
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	20,371
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	18,577
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,163
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	16,348
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,155
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,798
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	605	616
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,106
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,094
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	2,100	2,404
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26	2,160	2,495
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,490	2,894

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28	2,290	2,624
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	1,410	1,606
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	1,865	2,114
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31	3,035	3,427
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32	1,520	1,706
Michigan Housing Development Authority Revenue	3.500%	6/1/47	10,700	10,885
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,208
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/23	1,250	1,380
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/24	1,715	1,920
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/25	1,250	1,392
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/26	2,030	2,263
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/27	1,700	1,888
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/28	1,250	1,385
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/29	2,500	2,760
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,605
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,339
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,476
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	7,722
1 Milan MI Area Schools GO	5.000%	5/1/28	1,100	1,244
1 Milan MI Area Schools GO	5.000%	5/1/29	580	658
1 Milan MI Area Schools GO	5.000%	5/1/30	605	681
1 Milan MI Area Schools GO	5.000%	5/1/32	1,670	1,861
1 Milan MI Area Schools GO	5.000%	5/1/34	1,940	2,145
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	31,233
Oakland University MI Revenue	5.000%	3/1/24	530	589
Oakland University MI Revenue	5.000%	3/1/25	540	609
Oakland University MI Revenue	5.000%	3/1/26	500	569
Oakland University MI Revenue	5.000%	3/1/27	765	864
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,364
Oakland University MI Revenue	5.000%	3/1/29	1,735	1,938
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,462
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,461
Oakland University MI Revenue	5.000%	3/1/33	1,775	1,951
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,105
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,410
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,205
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,375
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,440
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,656
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,220
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,728
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,432
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,491
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,568
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,096
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	5,555	5,696
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	25,795
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,540	2,772
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,180	2,419
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,245	2,489
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,339
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,376
University of Michigan Revenue	5.000%	4/1/33	2,750	3,143
University of Michigan Revenue	5.000%	4/1/34	3,485	3,972
University of Michigan Revenue	5.000%	4/1/35	3,300	3,748
University of Michigan Revenue	5.000%	4/1/36	4,000	4,524
University of Michigan Revenue	5.000%	4/1/37	5,000	5,643
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,738
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,250	2,566
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,935	2,215
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,050	1,198
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,800	2,070
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	830	951

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,260	1,436
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	600	681
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,704
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	748
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	790	889
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	770	869
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,310	2,562
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	545	609
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	471
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,226
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	400	445
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	385	430
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,221
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	405	451
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,733
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,863
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	865
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,254
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	711
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	709
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	983
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	559
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,138
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,433
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,211
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,060
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,871
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,633
1 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/35	6,000	6,665
1 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/36	5,000	5,532
1 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	8,000	8,831
1 Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/38	6,015	6,624
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,870
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	1,923
7 Wayne State University Michigan Revenue TOB VRDO	1.670%	11/7/18 (Prere.)	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,301
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,339
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,384
				1,704,106
Minnesota (1.1%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,260
1 Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/33	1,200	1,313
1 Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/37	1,500	1,613
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,301
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,732
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,122
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,526
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,591
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,674
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,717
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,182
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,192
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,500	13,253
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	300	346
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,370
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,110	5,853
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	360	412
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,305	2,511
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	5,000	5,696
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	485	553
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,717
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	540	613
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,545	2,760
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	3,935	4,443
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	600	678
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	650	731
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	900	1,010
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	875	979

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	850	948
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	925	1,030
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	4,659
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	5,000	5,317
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18 (ETM)	4,955	4,962
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	15,527
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	7,359
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	8,315
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,044
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	5,560
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	7,686
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,035
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	11,565
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/27	1,750	2,037
Minnesota 911 Revenue	5.000%	6/1/20	21,420	22,394
Minnesota COP	5.000%	6/1/19	8,540	8,561
Minnesota COP	5.000%	6/1/28	3,225	3,603
Minnesota COP	5.000%	6/1/29	3,385	3,773
Minnesota COP	5.000%	6/1/30	3,405	3,789
Minnesota COP	5.000%	6/1/32	3,670	4,070
Minnesota COP	5.000%	6/1/33	3,615	4,003
Minnesota COP	5.000%	6/1/34	4,005	4,431
Minnesota General Fund Revenue	5.000%	3/1/24	7,515	8,139
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,502
Minnesota GO	5.000%	8/1/21	6,510	6,999
Minnesota GO	5.000%	8/1/21	6,015	6,466
Minnesota GO	5.000%	8/1/21	5,445	5,854
Minnesota GO	5.000%	10/1/21	34,000	36,682
Minnesota GO	5.000%	10/1/21 (Prere.)	155	167
Minnesota GO	5.000%	8/1/22	20,500	22,499
Minnesota GO	5.000%	8/1/23	5,290	5,914
Minnesota GO	5.000%	10/1/23	29,530	33,097
Minnesota GO	5.000%	10/1/23	3,690	4,136
Minnesota GO	5.000%	8/1/24	15,500	17,606
Minnesota GO	5.000%	8/1/24	1,350	1,533
Minnesota GO	5.000%	8/1/24	12,355	14,034
Minnesota GO	5.000%	10/1/24	9,845	10,570
Minnesota GO	5.000%	8/1/25	13,500	15,565
Minnesota GO	5.000%	10/1/25	29,320	33,866
Minnesota GO	5.000%	8/1/26	35,060	40,259
Minnesota GO	5.000%	10/1/26	13,030	15,243
Minnesota GO	5.000%	8/1/27	4,000	4,574
Minnesota GO	4.000%	8/1/35	7,300	7,605
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/26	1,030	1,140
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/27	1,080	1,190
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/28	1,135	1,242
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/29	1,195	1,298
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/30	1,250	1,352
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/31	1,310	1,412
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/32	1,380	1,482
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/33	1,445	1,548
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/34	1,520	1,622
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/19	425	428
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18 (ETM)	4,305	4,305
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,192
Mounds View MN Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,666
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20	7,410	7,677
1 Osseo MN Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,570
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/29	7,115	8,429
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	8,000	9,544
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,011
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,260	2,498
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,682
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/19 (Prere.)	805	829
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/19 (Prere.)	1,120	1,154
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/19 (Prere.)	1,235	1,272

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/19 (Prere.)	915	942
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/19 (Prere.)	1,990	2,050
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.250%	11/15/19 (Prere.)	3,550	3,665
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/20	780	803
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/20	890	917
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/21	1,085	1,118
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/21	1,935	1,993
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.000%	11/15/22	1,190	1,227
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Allina Health Obligated Group)	5.250%	11/15/29	3,480	3,609
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/28	805	922
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/29	780	887
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/31	1,800	2,027
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/34	1,105	1,231
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	4.000%	11/15/35	1,245	1,246
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	4.000%	11/15/36	1,500	1,492
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	4.000%	11/15/37	1,500	1,484
University of Minnesota Revenue	5.000%	4/1/19 (Prere.)	500	506
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,176
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,012
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,351
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,661
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,619
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	3,795	4,093
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/26	1,000	1,150
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/27	1,500	1,740
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/28	1,000	1,169
				633,759
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	3,950
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,647
Jackson MS Public School District GO	5.000%	4/1/24	3,125	3,476
Jackson MS Public School District GO	5.000%	4/1/25	5,335	5,993
Jackson MS Public School District GO	5.000%	4/1/26	5,000	5,664
Jackson MS Public School District GO	5.000%	4/1/27	4,585	5,142
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	2,775
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,510	2,786
Mississippi Development Bank Special Obligation Revenue
(Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	6,000	6,764
Mississippi Development Bank Special Obligation Revenue
(Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/27	7,985	9,035
Mississippi Development Bank Special Obligation Revenue
(Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/28	2,265	2,577
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28	1,500	1,711
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29	1,370	1,550
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31	1,060	1,189
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/32	2,030	2,097
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/33	1,500	1,541
Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	12,988
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	12,664
Mississippi GO	5.000%	10/1/29	15,025	17,309
Mississippi GO	5.000%	11/1/30	4,000	4,512
1 Mississippi GO	5.000%	11/1/30	1,250	1,414
Mississippi GO	5.000%	10/1/31	19,800	22,561

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Mississippi GO	5.000%	11/1/31	2,750	3,100
Mississippi GO	5.000%	12/1/31	11,250	12,470
1 Mississippi GO	5.000%	11/1/32	3,500	3,933
Mississippi GO	5.000%	12/1/32	7,000	7,749
Mississippi GO	5.000%	10/1/34	10,000	11,279
1 Mississippi GO	5.000%	11/1/35	4,000	4,453
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/32	5,480	5,527
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/33	3,785	3,804
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	4,880	4,890
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/33	800	821
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/35	2,000	2,040
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/36	1,100	1,118
University of Southern Mississippi Revenue	4.000%	3/1/34	2,075	2,111
University of Southern Mississippi Revenue	4.000%	3/1/35	2,565	2,599
University of Southern Mississippi Revenue	4.000%	3/1/36	1,500	1,513
University of Southern Mississippi Revenue	4.000%	3/1/37	1,740	1,748
University of Southern Mississippi Revenue	4.000%	3/1/38	3,220	3,216
				201,716
Missouri (0.8%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,166
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	4.000%	11/1/25	1,000	999
Branson MO Industrial Development Authority Tax Increase Revenue
(Branson Shoppes Redevelopment)	4.000%	11/1/26	750	741
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/26	2,000	2,184
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/27	1,000	1,095
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/28	1,400	1,521
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/30	840	903
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/31	870	930
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/32	750	798
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,073
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	1,978
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	1,968
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,075
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,130
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	6,668
Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/37	1,750	2,083
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,500	1,848
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,324
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,050	6,786
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,759
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,234
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,162
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,168
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,123
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29	2,025	2,354
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,248
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30	1,615	1,868
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,740	1,817
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31	1,510	1,736
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33	2,000	2,279
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,996
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,000	2,021
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,865
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,568
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/26	5,995	6,276
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/26	1,170	1,365
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/29	1,275	1,482
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/35	4,645	5,263
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/36	2,415	2,727

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Environmental Improvement & Energy Resources Authority Revenue	2.400%	11/29/18 (14)	6,160	6,160
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24	2,080	2,345
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25	2,910	3,330
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26	4,250	4,901
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27	1,990	2,291
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Children’s Mercy Hospital)	5.000%	5/15/26	1,000	1,137
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,239
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,084
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,001
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	3,753
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	3,960
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,553
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19 (ETM)	2,420	2,462
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/20 (Prere.)	5,305	5,536
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,015	3,354
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,525	5,009
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	3,859
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	7,015	7,704
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,378
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,274
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,207
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	8,436
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,217
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	4.000%	11/15/33	5,200	5,254
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	16,244
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33	3,530	3,580
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	2,615	2,835
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/25	850	927
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/26	750	820
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/28	1,000	1,085
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/29	1,150	1,240
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/30	400	429
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/31	1,350	1,443
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/32	500	532
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/33	550	584
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	32,684
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/36	1,800	1,811
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/37	2,500	2,504
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,122
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,000	5,471
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,020	17,012
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,820	3,139
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,116
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,260	3,642
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,487
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,508
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,085
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	10,935
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	5,245	5,408
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	10,991
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	11,620
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,749
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,050	3,416

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,805	3,161
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,850	2,095
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,567
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	3,897
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	6,800	7,521
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	2,818
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,155
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,122
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,134
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,133
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,410
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,233
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,344
St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/26	2,550	2,761
St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/29	4,200	4,400
St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/30	4,835	5,024
				489,219
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,211
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,935	2,959
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/27	500	569
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/28	355	406
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/30	365	411
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/33	405	451
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/34	585	649
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/35	425	470
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/36	670	736
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/37	1,260	1,380
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/38	1,010	1,103
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,802
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29	2,635	2,927
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30	2,015	2,226
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,197
				38,497
Multiple State (0.1%)
7 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.690%	11/8/18 LOC	80,600	80,600

Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/26	4,065	4,523
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,497
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	2,500	2,793
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,548
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,618
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,637
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	5,000	5,646
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,775
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,521
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	154,085
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/23	1,910	2,111
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/24	1,400	1,566
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/25	2,005	2,265
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/26	1,160	1,306
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/27	1,770	1,980
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/28	1,250	1,390

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/29	1,895	2,094
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/21	1,000	1,037
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/22	860	890
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/24	1,320	1,406
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/25	1,000	1,063
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/32	5,050	5,318
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,107
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,177
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,312
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,290
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,679
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	2,996
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,071
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,142
Nebraska Public Power District Revenue	5.000%	1/1/31	1,970	2,105
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,335
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,137
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,238
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,570
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,482
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,335
Nebraska Public Power District Revenue	5.000%	1/1/33	5,025	5,365
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,600
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27	2,375	2,731
Omaha NE Public Power District Electric Revenue	5.000%	2/1/35	3,125	3,536
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36	7,250	8,162
Omaha NE Public Power District Electric Revenue	5.000%	2/1/37	2,500	2,808
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	1,970
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,066
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,689
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,576
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,236
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,188
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,421
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,015	4,395
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,797
				308,585
Nevada (0.9%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,480
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,728
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,063
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,451
Clark County NV GO	5.000%	7/1/21	6,075	6,511
Clark County NV GO	5.000%	6/1/26	2,000	2,315
Clark County NV GO	5.000%	7/1/26	2,475	2,825
Clark County NV GO	5.000%	6/1/27	2,500	2,915
Clark County NV GO	5.000%	6/1/28	2,100	2,465
Clark County NV GO	4.000%	6/1/31	17,000	17,689
Clark County NV GO	4.000%	11/1/31	4,920	5,104
Clark County NV GO	4.000%	6/1/32	12,000	12,396
Clark County NV GO	4.000%	11/1/32	1,000	1,031
Clark County NV GO	5.000%	7/1/33	16,290	17,715
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,008
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,500	1,741
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,630	1,872
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,060	2,352
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	5,000	5,509
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	11,595
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	7,339
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,530	6,136
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	15,451
1 Clark County NV School District GO	4.000%	12/1/36	20,440	20,710
1 Clark County NV School District GO	4.000%	12/1/37	20,000	20,214

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Clark County NV School District GO	4.000%	12/1/38	21,055	21,124
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	3,867
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,161
Clark County NV Water Reclamation District GO	4.000%	7/1/34	2,000	2,054
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25	2,080	2,363
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/26	565	647
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27	795	882
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27	1,815	2,067
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28	730	806
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29	500	549
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/30	600	656
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/31	725	790
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/32	500	543
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/33	500	542
1 Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/34	400	432
Las Vegas NV GO	4.000%	6/1/20	3,360	3,457
Las Vegas NV GO	4.000%	6/1/21	3,500	3,657
Las Vegas NV GO	5.000%	6/1/21	1,400	1,498
Las Vegas NV GO	5.000%	9/1/24	5,690	6,437
Las Vegas NV GO	5.000%	9/1/25	6,070	6,960
Las Vegas NV GO	4.000%	6/1/30	4,610	4,796
Las Vegas NV GO	4.000%	6/1/31	4,795	4,969
Las Vegas NV GO	4.000%	6/1/32	4,990	5,155
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,161
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,013
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,025	4,551
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,348
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,085	2,389
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,316
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,229
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27	4,110	4,702
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,860
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	3,939
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,501
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,524
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,160
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,696
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	6,670
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,614
Nevada GO	5.000%	4/1/22	17,000	18,498
Nevada GO	5.000%	11/1/23	28,500	31,899
Nevada GO	5.000%	11/1/25	34,000	38,871
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,225
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	28,000	29,241
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	26,170	27,132
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28 (2)	165	165
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/30	500	568
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/31	500	566
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33 (4)	450	497
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/35	500	557
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/36	615	682
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/37	500	553
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38 (4)	650	709
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38	500	552
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26	4,020	4,650
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27	3,100	3,606
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30	3,500	4,005
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32	4,535	5,086
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	7,750	8,641
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35	1,750	1,945
				527,348
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,382
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,323
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,160
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,360	1,470
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/28	2,920	2,983

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/29	3,050	3,085
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	2,500	2,672
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/19 (Prere.)	10,000	10,237
New Hampshire Health & Education Facilities Authority Revenue
(Wentworth Douglas Hospital)	6.000%	1/1/21 (Prere.)	10,000	10,783
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,019
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,536
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,586
				45,236
New Jersey (3.3%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25 (4)	4,955	5,595
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26 (4)	4,685	5,324
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27 (4)	3,000	3,374
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	11,354
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,120
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,283
Jersey City NJ GO	5.000%	3/1/20	1,610	1,669
Jersey City NJ GO	5.000%	3/1/21	1,200	1,270
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,912
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,086
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,388
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	2,989
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,020
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	4,770
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	16,500	17,367
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	25,000	26,623
New Jersey Economic Development Authority Revenue	5.000%	6/15/26	2,500	2,728
New Jersey Economic Development Authority Revenue	5.000%	6/15/27	2,500	2,724
New Jersey Economic Development Authority Revenue	5.500%	6/15/29	30,000	33,268
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	33,000	36,377
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	10,300	11,309
New Jersey Economic Development Authority Revenue	5.250%	6/15/32	5,000	5,330
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	8,495	9,031
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	12,800
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,550	8,016
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	6,500	7,254
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	22,567
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,418
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	10,772
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	17,885
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,376
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,567
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,074
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	56,976
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,048
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,171
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	20,729
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,435
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,167
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,799
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	1,655	1,682
7 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	1.700%	11/7/18 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,573
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,032
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,075	2,156
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20 (Prere.)	5,000	5,255
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26 (4)	1,000	1,119
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27 (4)	1,695	1,899
New Jersey Economic Development Authority Revenue(
Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28 (4)	2,000	2,222

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29 (4)	2,000	2,208
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30 (4)	1,500	1,647
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/19 (Prere.)	25,170	25,855
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,241
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25 (4)	3,080	3,495
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,460
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,775
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	8,701
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	2,360	2,601
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34	10,000	11,516
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,179
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,306
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	5,939
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	11,233
New Jersey GO	5.000%	8/15/20	30,000	31,409
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,596
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,674
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	13,870
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,326
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,636
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,890
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,228
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	3,927
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	995	1,000
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	1,615	1,623
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	930	961
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	805	832
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	570	589
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	1,315	1,358
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20	3,010	3,145
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,000	2,138
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22	2,055	2,239
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26	1,000	1,087
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28	1,985	2,242
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30	1,000	1,118
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/31	1,100	1,222
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,573
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/23 (Prere.)	890	988
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24	2,040	2,299
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25	1,345	1,534
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26	1,800	2,071
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24	2,415	2,628
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25	1,535	1,681
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27	2,420	2,640
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29	1,250	1,350
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30	1,090	1,172
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,494
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	3,150	3,210
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,038
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	12,270	13,450
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,481
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	27,031
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,367
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	14,155	15,544
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	23,850	26,040
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	6,225	6,766
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,500	1,624
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	14,000	15,284
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/28	21,550	23,553

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	16,000	17,196
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	17,550	18,637
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	17,550	18,578
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	4,675	4,925
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	7,105	7,372
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,025	2,162
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,706
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24	3,265	3,555
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	6,000	6,561
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27	5,000	5,473
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	5,025	5,475
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	2,500	2,673
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34	5,000	5,321
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,530	1,535
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	7,545	7,751
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,610	1,658
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,540	1,586
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,150
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	25,751
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	3,825	3,969
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	9,350	9,687
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,502
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	17,590	18,522
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (14)	30,000	31,826
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	12,100	12,953
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	14,375	15,495
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	27,041
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,059
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	33,637
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,770	4,087
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	29,000	31,718
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,750
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,148
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	18,240	19,934
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,025	769
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	72,680	54,555
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,663
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	17,500	18,413
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31 (14)	25,590	14,200
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	6,895	6,931
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,575	1,583
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	12,810	12,876
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	2,925	2,940
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	3,000	3,258
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	20,460	22,458
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	23,590	25,894
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,094
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	8,510	9,307
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,370	3,886
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,535	4,077
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,190	19,529
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,000	4,612
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,428
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,705	33,541
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	7,905
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	28,000	28,756
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,010	5,636
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	67,500	68,901
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,062
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,608
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,034
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,444
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,619
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,008
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,123
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,215	1,320
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,623
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,080
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,190	1,283
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,076

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,069
Sussex County NJ GO	5.000%	2/15/23	5,485	6,070
Sussex County NJ GO	5.000%	2/15/24	4,366	4,912
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	19,510	21,787
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	21,500	21,110
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	25,180	28,156
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28	4,005	4,477
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	12,250	13,566
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	5,500	6,058
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	18,500	20,300
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	22,165	24,191
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33	9,000	9,785
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34	31,990	34,673
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	29,775	32,149
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	36,700	39,475
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	22,500	24,146
				1,904,861
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/24	4,625	5,242
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29	2,560	2,934
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,426
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31	1,700	1,933
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,165
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	16,000	15,827
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	35,000	34,621
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,089
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,548
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,555
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,800	1,968
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,270	1,414
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21	2,385	2,555
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	17,720	18,565
New Mexico GO	5.000%	3/1/23 (ETM)	15,925	17,653
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/24	910	1,024
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/25	1,010	1,150
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/26	1,060	1,200
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/27	1,465	1,649
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/29	3,000	3,345
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/30	3,000	3,331
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/31	3,685	4,080
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/32	2,500	2,760
				134,034
New York (15.6%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19 (ETM)	1,185	1,201
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,575	2,667
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,680	2,776
7 Battery Park City Authority New York Revenue TOB VRDO	1.690%	11/1/18 LOC	18,200	18,200
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,057
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,331
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/33	1,340	1,494
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/34	1,000	1,112
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/36	1,000	1,103
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/37	1,000	1,102
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,387
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,069
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,481
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	4,739
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,460	1,660
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,138

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29	325	378
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29	600	697
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	625	721
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/32	550	629
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/33	525	598
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/34	850	966
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/35	1,300	1,472
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/36	1,650	1,862
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	7,266
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	9,178
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	6,768
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,678
Freeport NY GO	5.000%	1/15/20	2,070	2,141
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	7,568
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33	7,500	8,389
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	12,100	13,478
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	24,300	26,883
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	13,360	14,750
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/19 (Prere.)	5,800	5,876
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/19 (Prere.)	20,000	20,323
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27	3,255	3,773
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/28	3,120	3,639
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	10,824
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	2,000	2,255
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,123
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	8,600	9,627
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	2,000	2,212
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37	4,850	5,395
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	3,850	4,276
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	125,000	132,958
Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22	192,000	209,700
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	3,649
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/28	1,555	1,798
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/29	2,255	2,589
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/30	2,500	2,852
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/32	1,780	2,012
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/33	1,725	1,945
Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/23	1,100	1,104
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,304
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,202
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,928
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,620	1,903
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,880	2,209
Nassau County NY GO	4.000%	10/1/20 (Prere.)	5,245	5,433
Nassau County NY GO	5.000%	4/1/22	14,850	16,088
Nassau County NY GO	4.000%	10/1/22	8,755	9,000
Nassau County NY GO	5.000%	4/1/23	15,665	17,257
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	2,762
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,548
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/26	1,740	1,913
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,381
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,512
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,791
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,974
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,498

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,864
New York City NY GO	5.250%	3/1/19 (Prere.)	2,150	2,175
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,405
New York City NY GO	5.000%	5/15/19 (Prere.)	7,870	8,005
New York City NY GO	5.000%	6/1/19 (ETM)	8,675	8,832
New York City NY GO	5.000%	8/1/19	5,000	5,112
New York City NY GO	5.000%	8/1/19	4,500	4,601
New York City NY GO	5.000%	8/1/19	3,100	3,169
New York City NY GO	5.000%	8/1/20	14,000	14,690
New York City NY GO	5.000%	8/1/20	5,000	5,246
New York City NY GO	5.000%	8/1/20	32,355	33,083
New York City NY GO	5.250%	3/1/21	2,105	2,128
New York City NY GO	5.000%	8/1/21	4,000	4,296
New York City NY GO	5.000%	8/1/21	15,750	16,518
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	58,635	59,971
New York City NY GO	5.000%	8/1/21	5,000	5,370
New York City NY GO	5.000%	8/1/21	10,000	10,739
New York City NY GO	5.000%	10/1/21	7,545	8,131
New York City NY GO	5.000%	8/1/22	6,740	7,390
New York City NY GO	5.000%	8/1/22	2,500	2,741
New York City NY GO	5.000%	8/1/22	1,305	1,431
New York City NY GO	5.000%	8/1/22	7,465	8,184
New York City NY GO	5.000%	8/1/22	6,450	7,072
New York City NY GO	5.000%	8/1/22	5,500	6,030
New York City NY GO	5.000%	8/1/22	32,000	32,729
New York City NY GO	5.000%	8/1/22	18,475	19,360
New York City NY GO	5.000%	8/1/22	6,020	6,308
New York City NY GO	5.250%	8/15/22	5	5
New York City NY GO	5.000%	8/1/23	3,690	4,074
New York City NY GO	5.000%	8/1/23	7,740	8,544
New York City NY GO	5.000%	8/1/23	5,650	6,303
New York City NY GO	5.000%	8/1/23	2,000	2,045
New York City NY GO	5.000%	8/1/23	14,590	15,941
New York City NY GO	5.000%	8/1/23	3,905	4,356
New York City NY GO	5.250%	8/15/23	5	5
New York City NY GO	5.000%	10/1/23	4,465	4,896
New York City NY GO	5.000%	4/1/24	17,335	18,768
New York City NY GO	5.000%	8/1/24	14,000	15,870
New York City NY GO	5.000%	8/1/24	17,010	19,283
New York City NY GO	5.000%	8/1/24	20,010	22,236
New York City NY GO	5.000%	8/1/24	4,025	4,389
New York City NY GO	5.000%	8/1/24	15,000	17,004
New York City NY GO	5.000%	8/1/24	8,085	8,469
New York City NY GO	5.000%	8/1/24	5,310	5,673
New York City NY GO	5.000%	10/1/24	5,000	5,361
New York City NY GO	5.000%	10/1/24	4,500	4,924
New York City NY GO	5.000%	12/1/24	5,000	5,695
New York City NY GO	5.000%	8/1/25	10,640	12,189
New York City NY GO	5.000%	8/1/25	3,300	3,558
New York City NY GO	5.000%	8/1/25	3,630	4,159
New York City NY GO	5.000%	8/1/25	15,500	17,757
New York City NY GO	5.000%	8/1/25	5,000	5,448
New York City NY GO	5.000%	8/1/25	35,335	40,480
New York City NY GO	5.000%	10/1/25	10,985	12,011
New York City NY GO	5.000%	12/1/25	18,050	20,759
New York City NY GO	5.000%	4/1/26	10,000	10,813
New York City NY GO	5.000%	8/1/26	15,685	18,179
New York City NY GO	5.000%	8/1/26	2,640	3,060
New York City NY GO	5.000%	8/1/26	5,040	5,488
New York City NY GO	5.000%	8/1/26	14,215	15,722
New York City NY GO	5.000%	8/1/26	9,735	10,767
New York City NY GO	5.000%	10/1/26	23,890	26,103
New York City NY GO	5.000%	4/1/27	14,780	15,967
New York City NY GO	5.000%	8/1/27	4,705	5,065
New York City NY GO	5.000%	8/1/27	6,600	7,294
New York City NY GO	5.000%	8/1/27	20,000	22,954
New York City NY GO	5.000%	10/1/27	15,000	16,372
New York City NY GO	5.000%	8/1/28	18,000	19,354
New York City NY GO	5.000%	8/1/28	9,300	10,405

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	3/1/29	27,590	30,575
New York City NY GO	5.000%	5/15/29	30	30
New York City NY GO	5.000%	8/1/29	1,770	2,036
New York City NY GO	5.000%	8/1/29	9,715	10,713
New York City NY GO	5.000%	3/1/30	16,230	17,927
New York City NY GO	5.000%	8/1/30	5,390	5,994
New York City NY GO	5.000%	8/1/30	23,000	24,510
New York City NY GO	5.000%	8/1/30	6,845	7,542
New York City NY GO	5.000%	8/1/30	10,655	11,740
New York City NY GO	5.000%	3/1/31	33,315	36,711
New York City NY GO	5.450%	4/1/31	10	10
New York City NY GO	4.000%	8/1/31	30,000	31,174
New York City NY GO	5.000%	10/1/31	34,050	36,368
New York City NY GO	5.000%	12/1/31	3,000	3,395
New York City NY GO	5.000%	8/1/32	1,475	1,568
New York City NY GO	5.000%	8/1/33	5,000	5,518
New York City NY GO	5.000%	8/1/33	5,000	5,660
New York City NY GO	5.000%	12/1/33	11,750	13,201
New York City NY GO	5.000%	12/1/34	4,000	4,479
New York City NY GO	5.000%	4/1/35	8,000	9,003
New York City NY GO	4.000%	8/1/35	15,000	15,330
New York City NY GO	5.000%	12/1/35	3,000	3,348
New York City NY GO	5.000%	4/1/36	12,750	14,294
New York City NY GO	5.000%	10/1/36	4,000	4,475
New York City NY GO VRDO	1.670%	11/1/18	29,840	29,840
New York City NY GO VRDO	1.700%	11/1/18	9,900	9,900
New York City NY GO VRDO	1.700%	11/1/18	70,425	70,425
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,624
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	19,823
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,147
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	18,911
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,018
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	13,607
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.500%	11/1/33	5,000	4,858
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	8,000	7,736
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	33,692
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	8,843
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	979
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	37,342
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	27,612
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	44,190
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,557
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,689
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,037
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,365
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	32,612
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,560	6,226
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	18,584
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	5,888
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33	10,050	11,346
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	5,763
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	54,553
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	5,165	5,759
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,425	11,496
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	16,700	18,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	22,165	24,508
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37	13,350	13,476
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	26,945	30,076
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	13,000	14,581
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24	15,885	18,211
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	6,775
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,086
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	13,181
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25	10,085	11,531
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	8,242
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	10,593
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	4,647
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,488
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	11,000	12,405
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,613

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	9,561
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	5,025	5,612
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	9,000	10,059
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,285	5,875
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	6,492
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	14,760	16,716
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	19,188
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,020	5,561
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,269
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	10,000	11,040
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,002
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,021
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	3,890	4,380
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	845	951
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	10,000	10,987
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	18,665	18,694
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38	3,350	3,731
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	11,090	11,264
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	46
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	10,129
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,611
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	14,243
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	19,955	20,535
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,050	17,361
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	4,000	4,409
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,780	18,288
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,020	15,706
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	6,353
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,230	13,901
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	20,000	22,733
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,985	2,256
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	15,643
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	11,316
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,010	6,477
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	16,759
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,095	1,180
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,295	4,546
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	5,926
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,387
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,387
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	10,888
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	11,422
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	2,838
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,283
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	8,744
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,543
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,301
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	10,746
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	27,120
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,020	5,602
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	7,949
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,130
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	5,750	6,043
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	5,000	5,275
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	20,442
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,010	8,971
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	26,253
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	13,779
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,030	11,213
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	15,207
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	15,820	17,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,633
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	17,694
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	18,965
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	10,500	11,788
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	7,985	8,929
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	13,403
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	14,000	15,761
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	20,000	22,516
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	15,262

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	14,415	16,127
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,146
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	17,533
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	24,110	27,045
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	12,385
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	29,950
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	11,047
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	9,500	10,570
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	7,010	7,766
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	17,060	19,033
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	8,885	9,056
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	24,218
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	20,000	22,371
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	14,718
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	10,000	11,111
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	7,240	8,066
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	7,000	7,093
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,302
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	20,000	22,339
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,417
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	10,000	11,074
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,895	6,981
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	19,000	21,146
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.670%	11/1/18	41,155	41,155
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.680%	11/1/18	40,730	40,730
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	23,000	25,949
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	47,000	53,026
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/38	2,500	2,532
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/38	5,710	6,397
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	27,000	31,396
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,765
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	15,000	16,923
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	18,000	20,308
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/37	35,000	39,241
New York Convention Center Development Corp. Revenue	0.000%	11/15/34	5,500	2,798
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,040
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	15,147
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	23,277
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	34,225	36,102
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	22,625	24,071
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	9,000	9,575
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	20,730	22,055
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	24,500	26,066
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/21 (Prere.)	8,000	8,623
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	19,000	20,467
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	12,125	13,158
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	3,850	4,178
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	1,500	1,628
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	17,408
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	8,425	9,239
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	10,000	10,966
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	13,665	15,157
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	12,735	14,126
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	8,500	9,428
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	1,370	1,535
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,300	2,578
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	1,695	1,900
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	5,520	6,186
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	5,480	6,141
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	12,705	14,238
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	42,000	46,708
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,675	7,290
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,035	5,599
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,680	7,269
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	10,020	11,254
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	11,500	13,027
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,050	33,726
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	7,045	8,039
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	3,000	3,423

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,400	5,857
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	4,000	4,564
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	6,165	7,066
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,410	3,908
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	2,150	2,464
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	16,239
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	4,515	5,170
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	20,500	23,236
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,585	4,064
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	5,000	5,624
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	11,075
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	20,000	22,657
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	5,500	6,227
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	60,000	61,873
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	7,000	7,683
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	50,000	51,236
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	14,040
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,000	5,470
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	21,049
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37	1,000	1,001
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	10,740	11,090
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.550%	11/1/19	8,000	8,055
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,195	3,467
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	4,790	5,198
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	7,245	7,862
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,530	12,512
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	6,125	6,647
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,360	11,242
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,910	11,839
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,415	12,387
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,178
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	10,500	11,433
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,805	7,306
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,210	10,958
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	17,382
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	8,000	4,639
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/32	4,000	4,176
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	27,000	28,080
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	12,264
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	12,843
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	66,456
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	14,037
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	53,415	54,694
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	89,720	94,277
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	6,805	6,814
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22 (Prere.)	2,000	2,218
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,711
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,450	8,692
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	18,000	18,617
New York NY GO	5.000%	8/1/25	10,300	11,800
New York NY GO	5.000%	8/1/28	30,000	34,810
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	2/15/19 (4)	1,220	1,222
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,015	10,516
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,100
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	3,925	4,116
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,541
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,149
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,493
New York State Dormitory Authority Revenue	5.000%	1/15/26	1,500	1,727
New York State Dormitory Authority Revenue	5.000%	7/1/26	1,650	1,925
New York State Dormitory Authority Revenue	5.000%	10/1/26 (4)	3,000	3,470
New York State Dormitory Authority Revenue	5.000%	1/15/27	3,755	4,354
New York State Dormitory Authority Revenue	5.000%	7/1/27	1,785	2,094
New York State Dormitory Authority Revenue	5.000%	10/1/27 (4)	2,590	2,980
New York State Dormitory Authority Revenue	5.000%	7/1/28	1,115	1,317
New York State Dormitory Authority Revenue	5.000%	10/1/28 (4)	2,430	2,787
New York State Dormitory Authority Revenue	5.000%	10/1/29 (4)	2,145	2,447
New York State Dormitory Authority Revenue	5.000%	10/1/31 (4)	1,315	1,488
New York State Dormitory Authority Revenue	5.000%	10/1/32 (4)	1,000	1,128
New York State Dormitory Authority Revenue	5.000%	3/15/35	38,335	43,253

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue	5.000%	3/15/36	26,845	30,324
New York State Dormitory Authority Revenue	5.000%	7/1/39	4,000	4,488
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20 (Prere.)	215	225
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	4,785	5,013
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	20,966
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20	6,485	6,785
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21	3,500	3,749
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/21 (Prere.)	1,070	1,151
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/21 (Prere.)	1,625	1,753
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/21 (Prere.)	1,200	1,297
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	10,466
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,242
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,098
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	4,977
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,211
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,622
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,080
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,079
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	70	70
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	13,939
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	215	215
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/26	5,850	6,580
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/27	3,750	4,237
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/28	2,125	2,411
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,640	3,795
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,563
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	1,746
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26	4,060	4,736
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34	15,010	16,854
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35	17,500	19,575
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36	9,000	10,035
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	20,000	20,235
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	2,875	2,909
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	31
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	25	26
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	21
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	1,027
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	36,430	38,724
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,000	12,439
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	33,415	36,320
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	7,895	8,581
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	56,335	61,233
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	997
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,157
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,453
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	7,729
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	25,000	27,685
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	9,426
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	12,500	13,767
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,905	40,399
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	4,695	5,075
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,040	22,922
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	30,480	34,620
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	46,160	53,237
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,015	11,205
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	19,540	21,091
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	18,725
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	2,746
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	11,314
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	20,000	22,593
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	21,000	24,411
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,045	11,191
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	15,120	17,104
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	32,554
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	31,410	36,311
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	7,000	7,869
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	11,580	13,028

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	26,541
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	39,000	44,745
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	11,089
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	26,535
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,015	11,085
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	18,905	20,281
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	33,958
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	22,988
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	18,497
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,022
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	57,500	59,467
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,144
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	10,850
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	34,000	34,990
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	40,514
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	32,000	32,747
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	17,050	18,938
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	5,440	6,023
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,571
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,570
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (Prere.)	6,610	6,977
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	10,541
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (Prere.)	15,575	16,827
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (Prere.)	18,485	19,970
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (Prere.)	4,435	4,791
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,346
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	807
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	390	410
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	780	835
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	548
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	950	1,022
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,035	1,134
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,371
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,640
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,097
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,848
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,092
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,097
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,245
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	65	69
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	822
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,682
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	475	518
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	547
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	218
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	464
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	545
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	6,955
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	18,105
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28	1,775	2,048
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29	1,545	1,770
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,240	10,102
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	11,790
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,015	3,267
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,083
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26	1,030	1,176
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27	2,500	2,848
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35	3,000	3,301
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36	2,000	2,193
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	17,048
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,505	21,269
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	43,155	47,058
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,715	3,014
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	14,895	16,811
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	40,100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,810	14,676
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	9,500	11,092
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	57,812
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,737

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	19,738
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	30,706
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	15,942
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	35,567
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	41,464
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	20,794
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	25,233
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,835	20,926
7 New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.620%	11/7/18	8,940	8,940
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp.)	3.500%	10/1/29	20,000	19,643
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25	20,000	19,761
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	15,862
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,200
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	70	70
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	155	156
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/21	4,370	4,695
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	2,250	2,518
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	10,000	10,688
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	5,060	5,599
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	12,242
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	19,037
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	27,992
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	3,915
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,726
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	15,655	17,826
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	4,360	5,021
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	8,000	9,083
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	7,145	8,202
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	9,500	10,741
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	5,385	6,158
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	9,500	10,703
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	6,830	7,780
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37	4,745	5,334
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37	9,960	11,319
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,048
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,706
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,436
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,568
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,557
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	5,664
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	1,954
New York State GO	5.000%	2/15/30	14,000	14,840

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/26	1,725	1,981
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	22,544
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,428
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,390
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,283
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,364
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19 (Prere.)	3,000	3,040
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	22,977
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,363
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	28,901
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	7,000	7,084
New York State Urban Development Corp. Revenue	5.000%	12/15/18 (Prere.)	2,615	2,625
New York State Urban Development Corp. Revenue	5.000%	12/15/18 (Prere.)	2,000	2,008
New York State Urban Development Corp. Revenue	5.000%	3/15/35	28,890	32,231
New York State Urban Development Corp. Revenue	5.000%	3/15/36	44,080	49,009
New York State Urban Development Corp. Revenue	5.000%	3/15/37	46,400	51,481
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/19 (Prere.)	7,895	7,971
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	6,085	6,158
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	42,134
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	37,445
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	10,765
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	13,310	13,751
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/22	1,125	1,134
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	6,000	6,534
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	20,360
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	23,209
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	12,365
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	40,009
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	58,897
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	44,888
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	22,375	25,857
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	19,574
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,140
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27	4,790	5,501
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	23,695	27,042
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	865	874
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	15,804
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	30,670
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	17,507
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,586
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	33,818
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	30,516
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	33,666
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	30,025	33,549
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	7,620	8,484
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	8,442
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	11,721
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	355
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,413
Port Authority of New York & New Jersey Revenue	5.000%	9/1/31	2,735	3,157
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	27,175	30,508
Port Authority of New York & New Jersey Revenue	5.000%	9/1/32	3,720	4,274
Port Authority of New York & New Jersey Revenue	5.000%	11/15/32	3,510	3,996
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,113
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	4,000	4,574
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	4,000	4,556
Port Authority of New York & New Jersey Revenue	5.000%	11/15/34	4,765	5,381
Port Authority of New York & New Jersey Revenue	5.000%	9/1/35	5,000	5,673
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	7,000	7,757
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	4,500	5,085
Port Authority of New York & New Jersey Revenue	5.000%	9/1/37	5,000	5,637
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	26,263
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	9,884
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	3.286%	11/8/18 (2)	4,350	4,350
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	12,000	13,325
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	4,500	4,861
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	6,050	6,756
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	5,500	6,163

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	7,000	7,669
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	7,500	8,159
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31	10,000	10,765
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32	8,445	9,047
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33	5,000	5,338
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	5,000	5,300
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	4,575	4,580
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	15,405	15,423
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22 (Prere.)	15,000	16,334
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22 (Prere.)	15,000	16,334
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	11,000	12,382
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	2,840	2,843
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	8,185	9,357
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	10,000	11,375
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	28,665	16,669
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32	14,270	16,153
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	3,000	3,386
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	5,210	5,877
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	14,900	16,704
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	8,350	9,337
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	11,000	12,329
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,500	2,802
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	6,065	6,761
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,045	2,289
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	3,460	3,873
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	13,245	14,804
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,788
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	7,335
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	36,739
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	5,709
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	20,825	23,405
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	24,860	27,953
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	38,500	42,983
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	15,010	16,834
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	50,905	56,661
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	30,000	33,292
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	359
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	258
Westchester County NY GO	4.000%	7/1/29	5,920	6,525
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	870	935
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,029
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	130	138
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,797
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,544
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,161
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25	1,505	1,664
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27	4,405	4,912
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	3,000	3,322
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29	4,490	4,940
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30	4,645	5,064
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31	2,740	2,972
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32	2,160	2,332
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34	2,525	2,703
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35	3,685	3,931
				9,047,116
North Carolina (0.9%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	5,521
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/19	500	506
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21	1,310	1,395
Cary NC Combined Utility Systems Revenue	5.000%	12/1/30	1,010	1,177
Cary NC Combined Utility Systems Revenue	4.000%	12/1/32	1,430	1,500
Cary NC Combined Utility Systems Revenue	4.000%	12/1/33	3,090	3,212
Cary NC Combined Utility Systems Revenue	4.000%	12/1/34	3,000	3,109
Cary NC Combined Utility Systems Revenue	4.000%	12/1/35	2,500	2,579
Charlotte NC Airport Revenue	5.000%	7/1/27	3,365	3,939
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,559
Charlotte NC Airport Revenue	5.000%	7/1/29	2,210	2,556
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,570
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	1,939

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,046
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,568
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	1,890
Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,075
Charlotte NC GO	5.000%	7/1/22	3,280	3,597
Charlotte NC GO	5.000%	7/1/23	3,355	3,676
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,523
Durham County NC GO	5.000%	10/1/23	5,105	5,734
Guilford County NC GO	5.000%	3/1/22	3,230	3,520
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,518
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,008
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,209
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,417
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	3,754
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,191
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,020
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,682
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19 (Prere.)	9,900	10,163
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/28	4,000	4,538
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/35	1,500	1,648
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/36	1,250	1,367
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,260	4,386
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	15,739
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	30,510	31,817
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	28,585	29,809
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	16,051
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	14,425
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,018
North Carolina GAN	5.000%	3/1/21	2,075	2,204
North Carolina GAN	5.000%	3/1/24	13,000	14,605
North Carolina GAN	5.000%	3/1/25	19,100	21,771
North Carolina GAN	5.000%	3/1/27	5,955	6,714
North Carolina GAN	5.000%	3/1/29	15,000	16,745
North Carolina GO	5.000%	6/1/21	5,515	5,913
North Carolina GO	4.000%	5/1/23	39,470	42,374
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/21	8,610	9,209
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/22	9,155	9,971
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,552
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,275	1,419
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,010	2,224
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,361
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,630	13,648
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/28	1,050	1,050
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/29	1,000	999
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/31	1,000	999
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/32	1,800	1,796
North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	1.590%	11/7/18	37,140	37,140
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,420	1,481
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,210
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,020	5,231
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	1,980
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,120
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/27	175	191
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/29	635	688
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/31	650	698
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/32	500	536
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,222
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,301
North Carolina Revenue	5.000%	5/1/29	25,060	28,978
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	2,971
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	1,983

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,805	2,046
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,250	2,554
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	2,930
University of North Carolina at Charlotte Revenue	4.000%	10/1/33	1,000	1,034
University of North Carolina at Charlotte Revenue	4.000%	10/1/34	1,250	1,289
University of North Carolina at Charlotte Revenue	4.000%	10/1/35	1,100	1,127
University of North Carolina at Greensboro Revenue	4.000%	4/1/34	3,000	3,085
University of North Carolina at Greensboro Revenue	4.000%	4/1/36	1,385	1,412
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,720	1,770
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,590	1,637
Wake County NC GO	5.000%	3/1/20	9,340	9,705
Wake County NC GO	5.000%	3/1/21	5,125	5,459
Wake County NC GO	5.000%	3/1/22	9,000	9,808
Wake County NC GO	5.000%	3/1/23	18,730	20,819
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,054
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	6,749
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,586
				544,299
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,604
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,069
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,390
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,338
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/26	5,060	5,658
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/29	2,000	2,154
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/30	1,800	1,929
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/31	1,800	1,920
				19,062
Ohio (3.0%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	7,500	8,013
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/27	1,340	1,499
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/28	1,210	1,345
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/29	1,315	1,451
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/31	1,000	1,094
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/34	3,540	3,841
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,330
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31	2,125	2,214
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32	1,650	1,711
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/33	1,150	1,179
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	30,000	31,599
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/26	12,045	13,619
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27	10,250	11,639
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28	6,010	6,808
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	11,040	12,422
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36	5,750	5,663
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	10,000	9,729
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38	3,600	3,490
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	11,821
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,339
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	2,375	2,578
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	6,120	6,690
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,796
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,426
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	13,173
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,530	10,888
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	8,480	9,648
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/27	7,465	8,535
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/28	3,060	3,515
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/29	3,805	4,315
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30	1,825	1,861
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31	1,565	1,590
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32	1,850	1,871
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,045

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34	4,520	5,008
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,311
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	4,220	4,630
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,554
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,058
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group	5.000%	12/1/30	1,025	1,134
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/25	2,020	2,266
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/26	2,360	2,653
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/27	1,800	2,032
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/28	1,780	1,991
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/31	1,105	1,218
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/32	2,000	1,989
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,385
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,303
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37	5,715	6,088
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,810	3,988
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,180	3,328
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,433
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,212
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,030	11,139
Cincinnati OH GO	5.000%	12/1/26	1,225	1,419
Cincinnati OH GO	5.000%	12/1/27	770	898
Cincinnati OH GO	4.000%	12/1/28	1,020	1,091
Cincinnati OH GO	4.000%	12/1/31	750	787
Cincinnati OH GO	4.000%	12/1/32	800	835
Cincinnati OH GO	4.000%	12/1/33	2,150	2,233
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,173
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,404
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/33	1,395	1,438
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35	1,770	1,806
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36	3,605	3,665
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37	2,325	2,355
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,654
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,194
Cleveland OH GO	5.000%	12/1/19	1,780	1,835
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	5,035	5,638
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	4,800	5,375
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	10,035	11,237
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,817
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,050	1,147
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,400	2,605
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,500	2,714
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,250	2,442
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,339
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,575
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,213
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	9,658
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,436
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,608
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,389
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,555
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,021
Columbus OH GO	5.000%	2/15/21	7,190	7,648
Columbus OH GO	5.000%	2/15/22	3,000	3,263
Columbus OH GO	4.000%	4/1/23	16,605	17,762
Columbus OH GO	5.000%	7/1/24	5,690	6,462
Columbus OH GO	4.000%	8/15/24	3,425	3,700
Columbus OH GO	5.000%	8/15/24	10,305	11,726
Columbus OH GO	4.000%	4/1/26	16,170	17,528
Columbus OH GO	4.000%	8/15/27	7,500	8,091
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,402
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	13,669
Columbus OH Sewer Revenue	5.000%	6/1/30	10,280	11,657
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	3,826
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	7,380
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	7,709
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,660
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,189

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/26	3,000	3,247
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/27	2,845	3,081
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/30	7,145	7,618
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32	5,385	5,691
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37	16,500	17,180
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,705
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,262
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,725	4,202
Cuyahoga OH Community College District GO	4.000%	12/1/31	2,000	2,081
Cuyahoga OH Community College District GO	4.000%	12/1/33	1,300	1,343
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	2,500	2,590
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	3,470	3,595
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	6,610	6,849
Dayton OH City School District GO	5.000%	11/1/21	9,210	9,871
Dayton OH City School District GO	5.000%	11/1/22	5,500	5,996
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	11,488
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	6,328
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	7,835
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,050	5,640
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	9,639
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	11,139
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	11,127
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	11,104
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/29	1,135	1,304
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/30	2,645	3,024
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/32	1,750	1,974
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,225	1,422
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25	1,125	1,213
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26	700	758
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/27	1,225	1,243
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31	1,500	1,581
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32	1,635	1,727
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33	8,115	8,874
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34	11,540	12,593
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35	13,965	15,195
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	12,955	14,046
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,634
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,741
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	916
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	155
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,032
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,032
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,078
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,883
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,298
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25	2,675	2,992
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,301
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,473
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,900
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	4,245	4,582
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/21 (Prere.)	6,000	6,607
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	7,675	8,049
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,127
Miami Valley OH Career Technology Center GO	5.000%	12/1/31	1,700	1,955
Miami Valley OH Career Technology Center GO	5.000%	12/1/32	750	859
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,001
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,138
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/21 (Prere.)	1,475	1,575
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	4.000%	10/1/22	2,250	2,385
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/37	3,000	3,335
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22	1,000	1,060
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22	1,805	1,914
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	1,000	1,117
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	3,425	3,825
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26	1,420	1,646
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26	2,570	2,979
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/27	2,230	2,601
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28	1,025	1,182
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29	1,190	1,365
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/32	1,620	1,834

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/35	1,450	1,625
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	4.000%	2/1/22	5,670	5,966
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23	2,075	2,292
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23	5,375	5,938
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,090
Ohio GO	5.000%	9/15/19	9,025	9,263
Ohio GO	5.000%	4/1/21	4,440	4,728
Ohio GO	5.000%	9/15/22	9,865	10,849
Ohio GO	5.000%	9/15/22	4,000	4,399
Ohio GO	5.000%	11/1/22	11,100	12,243
Ohio GO	5.000%	2/1/24	4,685	5,277
Ohio GO	5.000%	9/15/24	12,500	14,218
Ohio GO	5.000%	2/1/25	9,655	11,037
Ohio GO	5.000%	5/1/25	19,550	22,464
Ohio GO	5.000%	11/1/25	7,805	9,018
Ohio GO	5.000%	2/1/26	12,660	14,637
Ohio GO	5.000%	8/1/26	25,275	29,409
Ohio GO	5.000%	9/1/26	10,000	11,644
Ohio GO	5.000%	11/1/26	7,080	8,272
Ohio GO	4.000%	2/1/27	8,220	8,613
Ohio GO	5.000%	2/1/27	11,595	13,323
Ohio GO	5.000%	5/1/27	13,540	15,879
Ohio GO	5.000%	11/1/27	6,545	7,717
Ohio GO	5.000%	5/1/28	8,450	9,968
Ohio GO	5.000%	8/1/28	19,000	22,437
Ohio GO	5.000%	9/15/28	2,835	3,353
Ohio GO	5.000%	6/15/33	16,465	18,477
Ohio GO	5.000%	6/15/35	19,795	22,076
Ohio GO	5.000%	3/15/36	5,000	5,505
Ohio GO	5.000%	6/15/36	18,000	20,011
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	4,500	4,831
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	1.640%	11/1/18	21,755	21,755
Ohio Highway Capital Improvements GO	5.000%	5/1/22 (Prere.)	10,220	11,157
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/19 (Prere.)	9,330	9,376
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/19 (Prere.)	11,670	11,730
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	3,035	3,523
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/30	2,200	2,541
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/31	1,500	1,724
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33	3,100	3,524
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34	7,825	8,073
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/36	3,000	3,072
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.950%	11/1/18	10,500	10,500
Ohio Infrastructure Improvement GO	5.000%	9/1/31	9,370	10,384
Ohio Infrastructure Improvement GO	5.000%	9/1/32	9,850	10,900
Ohio Infrastructure Improvement GO	5.000%	9/1/33	10,355	11,443
Ohio Infrastructure Improvement GO	5.000%	9/1/34	10,885	12,012
Ohio Infrastructure Improvement GO	5.000%	9/1/35	11,445	12,612
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	5,770
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,260	3,552
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	4,025	4,512
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	9,000	10,357
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/26	22,225	25,788
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27	9,150	10,696
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	23,250	26,515
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29	15,800	17,938
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,525
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	3,690
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	3,862
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/25	1,000	1,141
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/31	2,450	2,797
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/32	2,200	2,502
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/33	1,610	1,824
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	251
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	222
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	3,647

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	7,195	7,463
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	1,750	1,815
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,379
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,181
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,305
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	16,510	17,079
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33	13,980	14,406
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	10,000	11,214
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36	17,060	19,059
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37	7,385	8,232
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	5,923
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	5,857
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/23	5,800	6,520
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	5,310	5,749
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,350	3,799
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,161
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	9,809
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,525	12,297
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	20,000	23,452
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	18,748
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	26,835
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,665	28,737
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,694
University of Akron Ohio General Receipts Revenue	5.000%	1/1/20 (Prere.)	3,150	3,255
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	4,860	5,014
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,440
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,578
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,062
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,061
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,575
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,376
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,679
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	6,908
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,081
				1,761,038
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/26	760	824
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/27	1,500	1,629
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/28	1,750	1,891
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/29	1,000	1,151
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,570	8,714
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/19	795	812
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	835	871
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	880	936
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	925	1,000
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	970	1,061
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	5,000	5,525
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	1,020	1,127
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	3,525	3,927
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	1,075	1,198
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	5,325	5,988
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	1,130	1,271
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	2,100	2,341
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	1,185	1,326
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	2,000	2,218
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29	1,310	1,446
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,380	1,515
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,450	1,586
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,515	2,801
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,690
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,380
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	13,500	15,143
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,050	3,409
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,020	2,255
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,778
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,768
1 Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	20,400	20,317
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,545	1,726
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29	3,600	4,135

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	4,707
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,521
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	1,850	2,100
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33	2,500	2,829
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34	4,385	4,949
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/25	2,010	2,285
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/26	1,010	1,142
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/27	1,810	2,033
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/28	1,750	1,957
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/29	1,760	1,959
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26	1,270	1,413
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27	2,075	2,317
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/29	1,300	1,439
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	4,500	4,857
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/38	9,000	9,440
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29	350	393
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,191
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	6,724
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	1,500	1,659
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	1,160	1,230
Oklahoma Turnpike Authority Revenue	5.000%	1/1/34	2,500	2,804
Oklahoma Turnpike Authority Revenue	5.000%	1/1/35	3,500	3,909
Oklahoma Turnpike Authority Revenue	4.000%	1/1/38	2,300	2,314
Oklahoma Turnpike Authority Revenue	4.000%	1/1/39	3,350	3,361
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24	3,550	4,004
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,043
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000% 11/15/25		1,000	1,091
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000% 11/15/26		350	383
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/28	10,805	11,444
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/29	11,370	11,928
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,016
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,370
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,125
University of Oklahoma Revenue	5.000%	7/1/32	680	722
				227,418
Oregon (1.0%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33	11,875	13,474
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	18,351
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/28	3,500	4,074
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/29	3,000	3,472
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/30	2,245	2,582
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29	1,425	1,647
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32	2,015	2,296
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34	2,455	2,780
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35	2,000	2,256
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36	2,500	2,810
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	595
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,658
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/36	10,000	11,321
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/37	12,460	14,073
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/38	10,000	11,259
Metro OR GO	5.000%	6/1/26	1,640	1,908
Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/26	2,005	2,319
Multnomah County OR School District GO	5.000%	6/15/20	21,515	22,499
Multnomah County OR School District GO	5.000%	6/15/21	36,255	38,844
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	3,574
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,254
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	1,777
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,178
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,059
Oregon Department of Administrative Services COP	5.000%	11/1/19 (Prere.)	4,310	4,434
Oregon Department of Administrative Services COP	5.000%	11/1/20	5,350	5,507
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	5,723
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	3,890

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,345
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,589
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,063
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	7,911
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,234
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,397
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	9,019
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26	2,445	2,790
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26	2,275	2,596
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,042
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	2,000	2,299
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	4,705	5,408
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,033
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,480	3,983
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	860	917
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,074
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,048
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	4,000	4,543
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34	2,585	2,928
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35	4,000	4,499
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36	1,670	1,872
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,020	3,448
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,020	2,286
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,203
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	10,676
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	2,808
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	7,610	7,949
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,705	8,246
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,427
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,408
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,097
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,393
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,010
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,025	2,238
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,755
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,559
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	1.680%	11/1/18 LOC	41,900	41,900
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,221
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,033
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,390
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	672
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	841
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	782
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	780
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,111
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,217
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,410
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,318
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,679
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,582
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,522
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,078
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,603
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,593
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,630
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	2,946
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,090
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	1,882
Oregon GO	5.000%	5/1/31	2,915	3,196
Oregon GO	5.000%	5/1/32	3,320	3,793
Oregon GO	5.000%	5/1/32	2,060	2,256
Oregon GO	5.000%	11/1/32	1,440	1,590
Oregon GO	5.000%	5/1/33	3,000	3,416
Oregon GO	5.000%	5/1/34	2,675	3,033
Oregon GO	5.000%	5/1/35	2,750	3,107
Oregon GO	5.000%	5/1/37	4,360	4,898
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,865	3,100
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	3,015	3,262
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	1,650	1,785
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,050	2,218

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,585	2,797
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,725	2,949
Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	1,848
Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,116
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,182
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,310
Portland OR Community College District GO	5.000%	6/15/25	1,500	1,726
Portland OR Community College District GO	5.000%	6/15/26	1,150	1,339
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	45,147
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,115	1,277
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,395	1,606
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,827
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,613
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	2,820
Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/31	5,460	6,239
Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/32	4,105	4,674
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	11,250
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	12,075	13,536
				587,897
Pennsylvania (5.0%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	15,441
Allegheny County PA GO	5.000%	11/1/25	7,445	8,479
Allegheny County PA GO	5.000%	11/1/29	12,020	13,618
Allegheny County PA Higher Education Building Authority University Revenue
(Carnegie Mellon University) VRDO	1.630%	11/1/18	18,632	18,632
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	1,290	1,386
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	2,720	2,921
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/26	5,000	5,576
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	15,000	16,755
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/28	8,000	8,955
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29	8,500	9,436
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/30	7,000	7,723
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/31	10,000	10,983
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	11,000	12,027
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	11,000	11,982
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34	8,475	9,203
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35	6,000	6,491
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36	4,750	5,119
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/37	7,000	6,683
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	6,500	6,179
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	2.290%	2/1/21	8,770	8,806
7 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	1.690%	11/1/18 LOC	10,800	10,800
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	18,291
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,475	3,866
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,500	2,820
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	2,972
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,644
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,103
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	5,500	5,885
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,500	2,688
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,410
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,891
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,102
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	2,575	2,657
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,200	1,232
Allentown PA School District GO	5.000%	6/1/33 (15)	1,545	1,675
Allentown PA School District GO	5.000%	6/1/34 (15)	2,000	2,162
Allentown PA School District GO	5.000%	6/1/37 (15)	1,500	1,607
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/26	1,015	1,144
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/27	2,050	2,314
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/28	2,500	2,781
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/29	2,250	2,485
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/30	2,760	3,032
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/31	5,525	5,550
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32	1,700	1,703

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/34	2,500	2,711
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36	1,815	1,948
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,674
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/25 (4)	1,195	1,364
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/26 (4)	1,000	1,151
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/27 (4)	530	615
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/29 (4)	1,000	1,147
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,999
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,094
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/26	1,000	1,137
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/27	1,000	1,142
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28	1,500	1,718
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,644
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	651
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,716
Chester County PA Health & Education Facilities Authority Revenue
(Main Line Health System Inc. Obligated Group)	5.000%	10/1/31	1,350	1,525
Chester County PA Health & Education Facilities Authority Revenue
(Main Line Health System Inc. Obligated Group)	5.000%	10/1/34	2,100	2,343
Coatesville PA School District GO	5.000%	8/1/24 (4)	5,385	5,967
Coatesville PA School District GO	5.000%	8/1/25 (4)	3,020	3,380
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,100
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	5,500	6,135
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	940
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	8,500	9,535
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27	3,500	3,936
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28	9,020	10,199
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29	4,000	4,485
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30	3,000	3,338
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,000	7,457
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34	1,875	2,053
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35	4,100	4,471
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39 (4)	2,000	1,961
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/19 (Prere.)	3,075	3,093
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/19 (Prere.)	3,770	3,794
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	340	342
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	420	423
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19 (Prere.)	7,060	7,225
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,702
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,035	2,330
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	3,909
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,284
Harrisburg PA School District GO	5.000%	11/15/26 (4)	4,560	5,144
Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,375	1,557
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/26	6,730	7,759
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28	1,430	1,633
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	1,385	1,573
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	3,000	3,358
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	3,000	3,350
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,286
Luzerne County PA GO	5.000%	12/15/25 (4)	400	444
Luzerne County PA GO	5.000%	12/15/25 (4)	500	555
Luzerne County PA GO	5.000%	12/15/26 (4)	500	557
Luzerne County PA GO	5.000%	12/15/26 (4)	1,000	1,113
Luzerne County PA GO	5.000%	12/15/27 (4)	500	558
Luzerne County PA GO	5.000%	12/15/27 (4)	500	558
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/26 (4)	530	585
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/27 (4)	5,490	6,052
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,065
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22	1,025	1,110
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24	585	647
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,202
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26	675	752
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,030	3,297
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,375	3,672
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	7,125	7,700
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,765	5,864

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/22 (Prere.)	7,000	7,641
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/22 (Prere.)	6,000	6,549
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/22 (Prere.)	8,500	9,278
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/26	2,000	2,264
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/27	2,165	2,463
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/28	2,250	2,569
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/29	4,125	4,680
Montgomery County PA Higher Education & Health Authority Revenue
(Thomas Jefferson University)	5.000%	9/1/30	4,000	4,509
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,555
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/24	4,665	5,039
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,540
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/26	7,435	8,159
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/27	3,500	3,820
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,165
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/31	8,350	8,970
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,691
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	4,255	4,237
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,237
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	19,000	18,912
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,598
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.625%	7/1/30	5,855	6,134
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.750%	7/1/35	6,925	7,204
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,500	1,680
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,090	1,216
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,113
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,108
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,380
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,505	2,759
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24	2,815	3,134
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25	2,025	2,277
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27	2,975	3,324
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29	5,205	5,755
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30	7,720	8,497
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31	8,130	8,920
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34	6,000	6,206
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,100	2,180
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,037
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,405	1,545
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,050	3,404
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,265	2,550
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	2,000	2,281
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,035	3,397
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26	5,180	5,959
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,235
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27	4,130	4,779
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28	10,015	11,420

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,609
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	9,000	10,092
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29	4,000	4,534
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	2,020	2,278
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,159
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31	2,000	2,247
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,471
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32	2,250	2,521
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	10,856
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	10,774
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34	5,000	5,019
Pennsylvania Economic Development Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	16,500	16,936
Pennsylvania GO	5.000%	5/1/19	15,000	15,220
Pennsylvania GO	5.000%	7/1/19	14,925	15,214
Pennsylvania GO	5.000%	6/1/21	20,000	21,319
Pennsylvania GO	5.000%	7/1/21	32,365	34,557
Pennsylvania GO	5.375%	7/1/21	4,950	5,333
Pennsylvania GO	5.000%	11/15/21 (Prere.)	4,705	5,093
Pennsylvania GO	5.000%	6/1/22	19,450	21,119
Pennsylvania GO	5.000%	4/1/23 (Prere.)	7,500	8,345
Pennsylvania GO	4.000%	7/1/23	13,000	13,771
Pennsylvania GO	5.000%	8/15/23	43,000	47,553
Pennsylvania GO	5.000%	1/1/24	34,200	37,949
Pennsylvania GO	5.000%	8/15/24	24,500	27,415
Pennsylvania GO	5.000%	3/15/25	7,000	7,879
Pennsylvania GO	5.000%	1/1/26	35,000	39,601
Pennsylvania GO	5.000%	9/15/26	24,500	27,911
Pennsylvania GO	5.000%	9/15/27	15,375	17,332
Pennsylvania GO	5.000%	3/15/28	6,000	6,654
Pennsylvania GO	4.000%	10/15/28	11,550	11,986
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	17,812
Pennsylvania GO	4.000%	6/15/30	24,400	25,180
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	19,826
Pennsylvania GO	4.000%	3/1/33 (4)	40,000	40,685
Pennsylvania GO	4.000%	3/1/34 (4)	43,000	43,601
Pennsylvania GO	4.000%	3/1/35 (15)	18,900	19,090
Pennsylvania GO	4.000%	3/1/37 (15)	17,440	17,507
7 Pennsylvania GO TOB VRDO	1.620%	11/7/18	2,540	2,540
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,691
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	1,932
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32	8,500	8,656
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33	10,000	10,137
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	1,745	1,904
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,298
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,372
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,532
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,776
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,790
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,226
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,227
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,204
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,310
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,191
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,738
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,010
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	753
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,774
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	537
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,073
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,562
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/23	8,220	9,237
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/24	7,000	7,985
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/25	5,000	5,786

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	4,625	5,314
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	9,550	10,972
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/27	2,040	2,367
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/28	1,510	1,738
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	4.000%	8/15/34	6,500	6,625
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	4.000%	8/15/35	5,000	5,078
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	4.000%	8/15/36	7,630	7,720
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	519
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/33	5,805	6,372
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,052
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,578
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/20	1,265	1,311
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/21	1,545	1,631
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/21	4,630	4,904
Pennsylvania State University Revenue	5.000%	9/1/21	620	668
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,507
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,143
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	5,768
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	5,738
Pennsylvania State University Revenue	5.000%	9/1/30	1,780	2,033
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,885
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	5,855
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,696
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,518
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,009
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,485
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,272
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20 (Prere.)	2,265	2,418
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,416
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,389
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,014
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	1,926
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/25	2,070	2,325
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/26	3,340	3,783
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/31	5,570	6,201
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/33	7,250	8,006
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35	2,215	2,428
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/36	3,970	4,336
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37	5,865	6,392
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23	2,905	3,209
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26	1,460	1,660
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27	1,650	1,867
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,600
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,597
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	8,737
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,179
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	41,705
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	4,805
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,511
2 Pennsylvania Turnpike Commission Revenue	2.870%	12/1/20	22,700	22,986
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,322
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,586
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,411
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,035	1,094
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,586
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,817
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,265
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	1,915
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	5,985	6,403
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	2,225	2,381
2 Pennsylvania Turnpike Commission Revenue	2.580%	12/1/21	37,500	37,949
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,955	7,161

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,750	17,271
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	30,894
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	13,300
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	42,022
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,025	3,433
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	39,638
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	10,920
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,035	39,425
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,573
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	3,300	3,778
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,210	1,365
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	5,835
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	5,734
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	3,640	4,193
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,050	1,189
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	5,657
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,760	1,954
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	8,875	9,854
[15]	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,903
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,109
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,130
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,010	1,125
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,323
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,360
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,206
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,330	1,494
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,165	1,290
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,095	5,536
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,390
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,500	1,643
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,750	3,073
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	7,020	7,604
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,143
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	27,914
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,030	3,373
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	15,770
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,110	3,379
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	19,011
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	34,058
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,548
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	10,703
[15]	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,923
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,337
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,045
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,209
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,160	8,927
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,770	2,985
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,575	2,833
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,025	4,335
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	24,049
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,293
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,420	32,632
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	25,765	27,452
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,270
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,342
	Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,083
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26	5,025	5,621
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,266
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25	7,890	8,927
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26	12,860	14,542
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	6,750	7,603
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28	3,525	3,953
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,794
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,577
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35	7,135	7,839
	Philadelphia PA Authority for Industrial Development Revenue
	(The Children’s Hospital of Philadelphia Project)	5.000%	7/1/31	1,010	1,147
	Philadelphia PA Authority for Industrial Development Revenue
	(The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33	1,900	2,143

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Authority for Industrial Development Revenue
(The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34	3,830	4,302
Philadelphia PA Authority for Industrial Development Revenue
(The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35	2,850	2,885
Philadelphia PA Authority for Industrial Development Revenue
(The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36	6,220	6,265
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/37	3,000	3,262
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,220	7,726
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,123
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,128
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	2,145	2,393
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,525	2,842
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,750	1,982
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,000	1,114
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,232
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	3,500	3,892
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	6,820	7,558
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	5,000	5,521
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	2,875	3,166
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,595	1,749
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	770	841
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,400	1,524
Philadelphia PA GO	5.000%	8/1/23	7,310	8,037
Philadelphia PA GO	5.000%	8/1/29	5,000	5,488
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/25	5,920	6,447
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/26	15,155	16,532
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/27	6,885	7,522
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/28	2,670	2,902
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	3,500	3,565
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,555
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,167
Philadelphia PA School District GO	5.000%	9/1/25 (15)	19,910	22,300
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,547
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,278
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	1,300	1,359
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	5,510	6,138
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28	1,625	1,866
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37	1,750	1,935
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	3,000	3,146
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23	2,385	2,623
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23	2,000	2,218
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24	3,800	4,277
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26	6,410	7,390
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,175	1,355
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27	3,875	4,487
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27	1,585	1,836
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29	4,665	5,325
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30	5,925	6,723
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31	5,750	6,496
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33	1,250	1,402
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,380	6,496
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	11,000	11,154
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35	2,000	2,226
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,660	1,841
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,102
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,269
Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,391
Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,211
Reading PA School District GO	5.000%	3/1/36 (4)	1,250	1,371
Reading PA School District GO	5.000%	3/1/37 (4)	2,000	2,188
1 Rose Tree PA Media School District GO	5.000%	4/1/26	2,750	3,154
1 Rose Tree PA Media School District GO	5.000%	4/1/27	1,800	2,052
1 Rose Tree PA Media School District GO	5.000%	4/1/28	1,650	1,871
1 Rose Tree PA Media School District GO	5.000%	4/1/29	700	789
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/27	2,000	2,301

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scranton PA School District GO	5.000%	6/1/25	2,500	2,702
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20 (Prere.)	4,690	4,867
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20 (Prere.)	3,845	3,990
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	800	925
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	1,410	1,459
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	1,460	1,686
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	1,155	1,195
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,541
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,465	2,571
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	15,385	16,049
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/24 (15)	2,635	2,955
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/25 (15)	2,880	3,233
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/26 (15)	3,445	3,870
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/27 (15)	3,130	3,516
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/24	3,290	3,660
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/22	2,000	2,144
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/24	1,365	1,452
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/24 (15)	21,000	23,177
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/25 (4)	9,505	10,596
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/26 (4)	31,500	35,334
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/33 (4)	8,400	9,132
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/35	3,195	3,672
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/36	3,360	3,847
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/37	2,530	2,890
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/38	2,460	2,801
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,419
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,681
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,121
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	12,500	12,856
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,443
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	11,570
West Cornwall PA Healthcare Facilities Revenue
(Pleasant View Retirement Community Obligated Group)	4.000%	12/15/28	1,375	1,386
West Cornwall PA Healthcare Facilities Revenue
(Pleasant View Retirement Community Obligated Group)	5.000%	12/15/38	2,195	2,311
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,258
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	2,330	2,441
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,662
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23 (Prere.)	15,000	16,760
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34 (15)	5,000	5,063
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,015	1,070
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,160	1,223
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,350	1,423
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,420	1,497
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,465	1,544
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	6,185	6,520
				2,904,031
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,489
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,408
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,495
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,188
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,474

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	5,660
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	262
				74,976
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	10,674
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	3,930
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	515	575
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	712
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,712
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	539
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	25,517
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	20,414
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,255
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	6,843
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,398
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/25	5,000	5,342
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/26	5,000	5,343
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	3,000	3,132
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/24	2,350	2,592
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/25	4,500	5,008
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26	2,000	2,238
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	13,105	13,096
				116,320
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	8,982
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,455
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	8,941
Charleston County SC GO	5.000%	11/1/21	2,765	2,990
Charleston County SC GO	5.000%	11/1/26	12,690	14,886
Charleston County SC GO	4.000%	11/1/33	6,955	7,216
Charleston County SC GO	4.000%	11/1/34	7,410	7,659
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,100	11,211
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29	1,750	1,864
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30	1,000	1,056
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31	1,000	1,048
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32	1,250	1,304
Darlington County SC School District GO	5.000%	3/1/26	4,025	4,640
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,332
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,301
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	33,745
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/35	5,000	5,000
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/36	4,000	3,965
Horry County SC School District GO	5.000%	3/1/23	3,890	4,315
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24	1,115	1,249
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25	1,080	1,223
Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,455
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	1,055	1,190
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,245	6,544
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/27	1,025	1,161
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/28	1,645	1,826
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/29	1,080	1,189
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/31	1,525	1,533
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32	2,250	2,255
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/33	400	399
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/34	300	298
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/35	300	296
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,205
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/36	375	367
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36	5,065	5,394

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,001
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,108
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,281
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,089
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,714
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	2,972
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,489
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	3,758
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	5,764
Patriots Energy Group Finance Authority South Carolina Gas Supply Revenue PUT	4.000%	2/1/24	53,000	55,449
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	14,557
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,089
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,753
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,464
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,049
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,050	2,278
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,708
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,366
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,403
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,093
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,961
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,065	2,297
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,445	2,755
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,244
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	2,785
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22	4,860	5,305
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27	3,725	4,191
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28	2,500	2,792
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29	2,185	2,423
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	11,740	13,079
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	7,850	8,745
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,010	10,957
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	15,369
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,630	6,189
South Carolina Public Service Authority Revenue	5.000%	12/1/26	5,000	5,465
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	4,665
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	16,354
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	6,525
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,955	11,711
South Carolina Public Service Authority Revenue	5.000%	12/1/31	14,180	15,088
South Carolina Public Service Authority Revenue	5.000%	12/1/32	8,535	9,062
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	11,077
South Carolina Public Service Authority Revenue	5.000%	12/1/35	3,025	3,223
South Carolina Public Service Authority Revenue	5.000%	12/1/37	20,000	21,135
South Carolina Public Service Authority Revenue	5.000%	12/1/37	3,500	3,717
South Carolina Public Service Authority Revenue	5.000%	12/1/38	22,500	23,399
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,106
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,607
York County SC School District GO (Fort Mill School District No. 4)	4.000%	3/1/31	2,890	3,028
York County SC School District No. 1 GO	4.000%	3/1/29	2,805	2,956
				555,089
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,091
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,352
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/33	1,800	1,996
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/35	2,730	2,993
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/28	2,235	2,539
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/29	1,735	1,959
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/31	4,830	5,399
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/32	1,100	1,223

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/33	3,640	4,028
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	4.000%	9/1/34	11,985	11,957
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	4.000%	9/1/35	1,685	1,667
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	670	745
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	732
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	673
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	754
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,138
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	911
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,555
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,055
7 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/34	26,000	25,607
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	8,900
				82,274
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,636
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,530
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	706
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	815
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,615
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,588
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	5,716
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,002
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	6,934
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	6,722
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,741
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/26	2,315	2,596
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/28	1,680	1,897
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/29	1,500	1,688
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/30	1,360	1,520
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,159
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	3,612
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,241
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,171
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,473
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	9,640
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,123
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	8,449
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,632
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,181
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,305
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	5,792
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,308
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,435	6,916
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,062
Memphis TN GO	5.000%	5/1/28	3,145	3,349
Memphis TN GO	5.000%	5/1/30	1,715	1,824
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/34	2,060	2,103
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/35	2,245	2,283
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/36	930	942
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/37	2,435	2,461
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/38	1,285	1,295
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,038
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/28	1,040	1,213
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,158
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,158
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,440
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,155	1,331
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	750	860
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	1,015	1,164

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/32	600	687
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,140
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,363
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,411
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/37	1,000	1,126
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	9,885	9,712
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,052
Murfreesboro TN GO	4.000%	6/1/26	4,770	5,159
Murfreesboro TN GO	4.000%	6/1/27	4,965	5,336
Murfreesboro TN GO	4.000%	6/1/28	5,160	5,507
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	101
Shelby County TN GO	5.000%	4/1/19	400	405
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,043
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/25	1,365	1,547
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/28	1,490	1,702
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	340	364
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,175	10,849
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,975	12,005
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,427
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,240	2,542
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	20,014
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	67,985	70,506
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	72,500	75,051
Tennessee GO	5.000%	8/1/20	2,200	2,310
Tennessee GO	5.000%	8/1/21	2,000	2,152
Tennessee GO	5.000%	8/1/21	3,420	3,680
Tennessee GO	5.000%	8/1/22	3,000	3,298
Tennessee GO	5.000%	8/1/22	2,000	2,199
Tennessee GO	5.000%	8/1/23	3,525	3,949
Tennessee GO	5.000%	9/1/27	2,000	2,273
Tennessee GO	5.000%	9/1/27	4,300	4,887
Tennessee GO	5.000%	9/1/28	1,850	2,095
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,195	1,229
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,035	3,347
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,540	3,973
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,510	2,861
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,689
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,330
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,601
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,747
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,567
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,669
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,270
Williamson County TN GO	4.000%	5/1/27	3,000	3,171
				435,735
Texas (9.1%)
Alamo Heights TX Independent School District GO	4.000%	2/1/30	820	867
Alamo Heights TX Independent School District GO	4.000%	2/1/31	800	841
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,024
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,690
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,453
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,388
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,141
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,338
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,540
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,757
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	12,668
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,144
Aldine TX Independent School District GO	5.000%	2/15/37	1,065	1,199
Aldine TX Independent School District GO	5.000%	2/15/38	6,315	7,081
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,035
Alief TX Independent School District GO	4.000%	2/15/29	2,780	2,949
Allen TX Independent School District GO	5.000%	2/15/31	1,020	1,150
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,123

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alvin TX Independent School District GO	5.000%	2/15/29	5,275	5,975
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,768
Arlington TX Independent School District GO	5.000%	2/15/24	4,525	5,079
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,143
Arlington TX Independent School District GO	5.000%	2/15/29	1,500	1,700
Arlington TX Special Tax Revenue	5.000%	2/15/27 (15)	1,195	1,357
Arlington TX Special Tax Revenue	5.000%	2/15/28 (15)	750	856
Arlington TX Special Tax Revenue	5.000%	2/15/29 (15)	1,000	1,138
Arlington TX Special Tax Revenue	5.000%	2/15/30 (15)	1,000	1,132
Arlington TX Special Tax Revenue	5.000%	2/15/31 (15)	1,565	1,764
Arlington TX Special Tax Revenue	5.000%	2/15/33 (15)	1,700	1,899
Arlington TX Special Tax Revenue	5.000%	2/15/34 (15)	2,000	2,224
Arlington TX Special Tax Revenue	5.000%	2/15/35 (4)	3,300	3,698
Arlington TX Special Tax Revenue	5.000%	2/15/35 (15)	2,235	2,473
Arlington TX Special Tax Revenue	5.000%	2/15/36 (15)	3,850	4,237
Arlington TX Special Tax Revenue	5.000%	2/15/36 (4)	4,485	5,007
Arlington TX Special Tax Revenue	5.000%	2/15/37 (15)	4,000	4,386
Arlington TX Special Tax Revenue	5.000%	2/15/37 (4)	2,750	3,063
Arlington TX Special Tax Revenue	5.000%	2/15/38 (4)	5,015	5,561
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25	700	779
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26	750	838
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26	715	779
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27	2,030	2,277
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27	550	600
Austin TX Airport System Revenue	5.000%	11/15/33	2,020	2,240
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,431
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	4,930
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,380
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,118
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,695
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26	1,035	1,175
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	1,973
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,217
Austin TX Electric Utility System Revenue	4.000%	11/15/29	3,000	3,110
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	6,741
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,398
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,342
Austin TX GO	5.000%	9/1/26	10,000	11,459
Austin TX GO	5.000%	9/1/27	6,530	7,534
Austin TX GO	5.000%	9/1/29	2,855	3,204
Austin TX GO	5.000%	9/1/30	1,240	1,386
Austin TX GO	5.000%	9/1/31	2,140	2,382
Austin TX GO	5.000%	9/1/33	4,315	4,783
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,371
Austin TX Independent School District GO	4.000%	8/1/33	9,000	9,278
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19 (Prere.)	2,500	2,577
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21 (ETM)	350	378
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,457
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,362
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	11,887
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	12,646
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	5,545	6,201
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	13,357
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	7,900	8,759
Beaumont TX Independent School District GO	5.000%	2/15/26	1,560	1,799
Bexar County TX GO	5.000%	6/15/20	3,400	3,554
Bexar County TX GO	5.000%	6/15/27	5,000	5,746
Bexar County TX GO	5.000%	6/15/28	3,375	3,859
Bexar County TX GO	5.000%	6/15/29	4,500	5,112
Bexar County TX GO	4.000%	6/15/33	2,750	2,841
Bexar County TX GO	4.000%	6/15/34	2,000	2,060
Bexar County TX GO	4.000%	6/15/34	3,020	3,125
Bexar County TX Hospital District GO	5.000%	2/15/25	1,630	1,847
Bexar County TX Hospital District GO	5.000%	2/15/26	2,155	2,465
Bexar County TX Hospital District GO	5.000%	2/15/29	1,000	1,088
Bexar County TX Hospital District GO	5.000%	2/15/30	1,895	2,057
Bexar County TX Hospital District GO	5.000%	2/15/31	1,895	2,096
Bexar County TX Hospital District GO	5.000%	2/15/32	2,750	3,030
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	12,629
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	12,959

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,300
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	9,930	9,956
Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20	5,060	5,183
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	738
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,594
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,194
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	2,925	3,048
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,229
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,000	4,288
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	803
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	789
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	2,375	2,632
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,180	1,301
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,780
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,506
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	5,051
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	5,838
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27	2,900	3,230
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,913
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28	1,275	1,421
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	3,543
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,820
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	2,825	3,125
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	1,000	1,093
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	3,004
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,275	1,388
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,985	2,151
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	2,217
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,735
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,440	1,570
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,310	1,415
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	2,000	2,186
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	2,101
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,245	1,354
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,355	1,459
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	3,700	4,032
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	2,461
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,500	2,710
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,000	2,147
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	3,350	3,639
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	3,250	3,520
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,462
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,475
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,802
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	2,168
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,404
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,579
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,377
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,574
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,393
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	6,928
Colorado River TX Municipal Water District Revenue	5.000%	1/1/26	1,690	1,932
Colorado River TX Municipal Water District Revenue	5.000%	1/1/28	2,800	3,243
Colorado River TX Municipal Water District Revenue	5.000%	1/1/29	1,500	1,726
Comal TX Independent School District GO	5.000%	2/1/27	6,345	7,264
Comal TX Independent School District GO	5.000%	2/1/29	7,200	8,177
1 Conroe TX GO	5.000%	11/15/26	880	1,019
1 Conroe TX GO	5.000%	11/15/27	1,015	1,184
1 Conroe TX GO	5.000%	11/15/28	1,715	2,012
Conroe TX Independent School District GO	5.000%	2/15/21 (Prere.)	5,325	5,665
Conroe TX Independent School District GO	5.000%	2/15/28	7,650	8,747
7 Conroe TX Independent School District GO TOB VRDO	1.640%	11/1/18	17,700	17,700
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,116
Corpus Christi TX GO	5.000%	3/1/24	6,180	6,923
Corpus Christi TX GO	5.000%	3/1/25	2,125	2,410
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,697
Corpus Christi TX GO	5.000%	3/1/30	5,495	5,975
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,269
Corpus Christi TX Independent School District GO	4.000%	8/15/33	3,500	3,610
Corpus Christi TX Independent School District GO	4.000%	8/15/35	2,000	2,049

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,720	2,821
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23	9,785	10,828
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25	5,015	5,721
Dallas County TX Community College District GO	5.000%	2/15/26	3,440	3,962
Dallas County TX Community College District GO	5.000%	2/15/27	3,610	4,191
Dallas County TX GO	5.000%	8/15/22	3,700	4,060
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,896
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,447
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,164
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27	8,265	9,469
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,950	9,007
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,515
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,304
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,352
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,449
Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,101
Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,000	5,055
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,097
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,526
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,158
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,685
Dallas TX GO	5.000%	2/15/22 (ETM)	45	49
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	18,525
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	10,000	10,765
Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	3,000	3,166
Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/32	4,870	5,118
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	7,673
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,477
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	6,649
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	16,522
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	6,966
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	15,268
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,545	13,846
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,775	8,354
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,785	6,211
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,040	9,695
Denton County TX GO	5.000%	7/15/21	1,515	1,625
Denton County TX GO	5.000%	7/15/24	1,570	1,778
Denton County TX GO	5.000%	7/15/25	1,575	1,806
Denton County TX GO	4.000%	7/15/32	3,025	3,144
Denton County TX GO	4.000%	7/15/33	2,000	2,071
Denton TX Independent School District GO	5.000%	8/15/37	10,000	11,174
Denton TX Independent School District GO	5.000%	8/15/38	10,000	11,134
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,025
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,358
El Paso TX GO	4.000%	8/15/30	3,425	3,564
El Paso TX GO	5.000%	8/15/31	4,000	4,493
El Paso TX GO	5.000%	8/15/32	3,625	4,055
El Paso TX GO	5.000%	8/15/34	4,570	5,073
El Paso TX GO	5.000%	8/15/35	4,795	5,295
El Paso TX GO	5.000%	8/15/36	4,000	4,394
El Paso TX GO	5.000%	8/15/36	5,035	5,531
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	5,980
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,539
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,317
El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29	2,000	2,128
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,085	1,235
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,207
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,197
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,773
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,594
Fort Bend County TX GO	5.000%	3/1/21	2,750	2,924
Fort Bend County TX GO	5.000%	3/1/28	5,000	5,615
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,720	8,909
Fort Bend TX Independent School District GO	5.000%	2/15/27	6,725	7,828
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,311
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,519
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,804
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,616
Frisco TX GO	5.000%	2/15/27	5,475	6,244

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,201
	Frisco TX Independent School District GO	5.000%	8/15/26	3,430	3,962
	Frisco TX Independent School District GO	5.000%	8/15/27	3,585	4,150
	Frisco TX Independent School District GO	4.000%	8/15/32	3,700	3,848
	Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,218
	Galena Park TX Independent School District GO	5.000%	8/15/27	1,510	1,763
	Galena Park TX Independent School District GO	5.000%	8/15/28	1,600	1,870
	Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,218
	Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,185
	Galveston County TX GO	4.000%	2/1/26	1,575	1,706
	Galveston County TX GO	4.000%	2/1/27	1,395	1,507
	Galveston County TX GO	4.000%	2/1/28	1,435	1,539
	Galveston County TX GO	4.000%	2/1/29	1,015	1,079
	Galveston County TX GO	5.000%	2/1/30	1,000	1,142
	Galveston County TX GO	4.000%	2/1/32	1,195	1,242
	Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,255
	Garland TX Independent School District GO	5.000%	2/15/26	4,125	4,678
[19]	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,670
[20]	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	4,939
3	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	16,798
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/37	5,000	5,580
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	69,800	76,257
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26	3,315	3,778
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28	3,000	3,395
	Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	1.680%	11/1/18	31,970	31,970
7	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System) VRDO	1.690%	11/1/18 LOC	4,200	4,200
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23	2,015	2,245
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24	3,170	3,581
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28	3,110	3,496
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29	7,340	8,211
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30	2,185	2,434
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/26	1,030	1,186
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/27	1,000	1,160
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/28	1,045	1,197
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/29	1,205	1,369
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/31	1,500	1,683
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	4.000%	11/15/32	1,725	1,770
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	4.000%	11/15/34	8,415	8,575
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
	(TECO Project)	4.000%	11/15/35	1,300	1,320
	Harris County TX Flood Control District GO	5.000%	10/1/26	6,025	6,781
	Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,616
	Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,363
	Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,243
	Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	11,340
	Harris County TX Flood Control District Revenue	5.000%	10/1/32	5,015	5,718
	Harris County TX Flood Control District Revenue	4.000%	10/1/35	4,115	4,227
	Harris County TX Flood Control District Revenue	4.000%	10/1/36	5,865	6,002
	Harris County TX GO	5.000%	10/1/20	1,020	1,074
	Harris County TX GO	5.000%	10/1/21	8,000	8,431
	Harris County TX GO	5.000%	10/1/25	8,000	9,213
	Harris County TX GO	5.000%	10/1/25	5,755	6,616
	Harris County TX GO	5.000%	8/15/26	2,570	2,977
	Harris County TX GO	5.000%	10/1/27	6,335	7,210
	Harris County TX GO	5.000%	10/1/28	6,660	7,557
	Harris County TX GO	5.000%	10/1/29	6,490	7,329
	Harris County TX GO	5.000%	10/1/30	5,405	6,090
	Harris County TX GO	5.000%	8/15/34	3,120	3,486
	Harris County TX GO	5.000%	10/1/34	2,700	3,054
	Harris County TX GO	5.000%	10/1/35	4,215	4,713
	Harris County TX GO	5.000%	10/1/36	6,545	7,309

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,020
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital)	5.000%	10/1/24	8,500	8,705
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	3,000	3,089
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	6,475	6,667
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	5,665	5,833
7 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	1.650%	11/7/18	7,745	7,745
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,535
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,640
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,295
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,797
Harris County TX Sports Authority Revenue	5.000%	11/15/24	2,025	2,245
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,103
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,100
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,673
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,160	5,702
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,218
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,025	5,518
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,047
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,455	3,764
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,185	24,117
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,115	4,616
Hays County TX GO	5.000%	2/15/26	1,260	1,441
Hays County TX GO	5.000%	2/15/26	1,045	1,195
Hays County TX GO	5.000%	2/15/27	1,065	1,226
Hays County TX GO	5.000%	2/15/28	1,695	1,942
Hays County TX GO	5.000%	2/15/28	1,000	1,146
Hays County TX GO	5.000%	2/15/29	1,500	1,709
Hays County TX GO	5.000%	2/15/29	1,600	1,823
Hays County TX GO	5.000%	2/15/30	2,175	2,468
Hays County TX GO	5.000%	2/15/30	1,750	1,986
Hays County TX GO	5.000%	2/15/31	1,545	1,746
Hays County TX GO	5.000%	2/15/31	1,825	2,062
Hays County TX GO	5.000%	2/15/32	1,780	2,002
Hays County TX GO	5.000%	2/15/34	1,035	1,157
Houston TX Airport System Revenue	5.000%	7/1/25	1,030	1,099
Houston TX Airport System Revenue	5.000%	7/1/26	4,650	5,334
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,198
Houston TX Airport System Revenue	5.000%	7/1/27	3,530	4,074
Houston TX Airport System Revenue	5.000%	7/1/28	3,700	4,300
Houston TX Airport System Revenue	5.000%	7/1/32	2,805	3,182
Houston TX Airport System Revenue	5.000%	7/1/33	3,000	3,390
Houston TX Airport System Revenue	5.000%	7/1/34	5,500	6,190
Houston TX Airport System Revenue	5.000%	7/1/35	4,450	4,989
Houston TX Airport System Revenue	5.000%	7/1/36	10,000	11,168
Houston TX Airport System Revenue	5.000%	7/1/37	5,500	6,124
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	3,145	3,152
Houston TX GO	5.000%	3/1/21	2,000	2,126
Houston TX GO	5.000%	3/1/22	12,250	13,308
Houston TX GO	5.000%	3/1/22	5,000	5,432
Houston TX GO	5.000%	3/1/22 (Prere.)	8,345	9,052
Houston TX GO	5.000%	3/1/23	4,000	4,425
Houston TX GO	5.000%	3/1/23	8,335	9,041
Houston TX GO	5.000%	3/1/24	1,860	2,092
Houston TX GO	5.000%	3/1/25	1,600	1,826
Houston TX GO	5.000%	3/1/26	10,000	11,113
Houston TX GO	5.000%	3/1/26	10,000	11,527
Houston TX GO	5.000%	3/1/27	9,750	11,114
Houston TX GO	5.000%	3/1/27	6,000	6,970
Houston TX GO	5.000%	3/1/28	10,000	11,456
Houston TX GO	5.000%	3/1/29	6,000	6,836
Houston TX GO	5.000%	3/1/30	4,000	4,395
Houston TX GO	5.000%	3/1/31	5,180	5,799
Houston TX GO	5.000%	3/1/32	3,840	4,280
Houston TX GO	4.000%	3/1/33	5,000	5,143
Houston TX GO	4.000%	3/1/34	5,000	5,128
Houston TX GO	4.000%	3/1/35	3,000	3,066
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	21,112
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	1,824

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,100	2,311
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,520	1,668
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,222
Houston TX Independent School District GO	5.000%	2/15/21	15,895	16,889
Houston TX Independent School District GO	5.000%	2/15/26	1,320	1,520
Houston TX Independent School District GO	5.000%	2/15/27	10,425	11,897
Houston TX Independent School District GO	5.000%	2/15/28	22,050	25,368
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,143
Houston TX Independent School District GO PUT	1.375%	6/1/19	10,000	9,958
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	13,250	14,061
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,146
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	7,765
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,353
Houston TX Utility System Revenue	5.000%	5/15/24	9,095	10,244
Houston TX Utility System Revenue	5.000%	5/15/25	6,075	6,829
Houston TX Utility System Revenue	5.000%	11/15/26	2,510	2,905
Houston TX Utility System Revenue	5.000%	11/15/26	3,295	3,813
Houston TX Utility System Revenue	5.000%	11/15/27	6,050	6,813
Houston TX Utility System Revenue	5.000%	11/15/27	1,250	1,458
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	16,979
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	15,665
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	8,564
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	18,119
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,023
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	10,666
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	8,726
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	10,654
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,212
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	33,306
2 Houston TX Utility System Revenue PUT	2.500%	5/1/20	10,000	10,055
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,447
Humble TX Independent School District GO	5.500%	2/15/24	14,235	16,352
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22	3,290	3,605
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26	14,240	16,461
Katy TX Independent School District GO	5.000%	2/15/34	7,560	8,407
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,238
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,339
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	2,665	2,832
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	5,000	5,710
Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,331
Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,100
Lamar TX Consolidated Independent School District GO	5.000%	2/15/27	2,425	2,821
Lamar TX Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,858
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,633
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,213
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,380
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,646
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,179
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,144
Lone Star College System Texas GO	5.000%	2/15/21	3,650	3,876
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,210
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,230	1,249
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	107
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,605
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,419
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,217
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,239
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,379
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,174
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,231
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	4,000	4,069
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/19	1,300	1,320
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	1,140	1,282
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	2,295	2,581

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/25	1,350	1,536
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/27	5,250	5,836
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/28	4,500	4,982
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/29	4,470	4,935
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,635	1,807
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	3,000	3,266
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,375	1,527
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/32	1,420	1,566
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/34	2,000	2,241
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/35	3,000	3,347
Lubbock TX GO	5.000%	2/15/23	700	759
Lubbock TX GO	5.000%	2/15/27	5,735	6,072
Lubbock TX GO	5.000%	2/15/29	4,335	4,587
Lubbock TX GO	5.000%	2/15/30	6,660	7,044
Lubbock TX GO	4.000%	2/15/31	1,500	1,563
Lubbock TX GO	5.000%	2/15/31	4,120	4,356
Lubbock TX GO	4.000%	2/15/32	1,425	1,476
Lubbock TX GO	4.000%	2/15/33	1,000	1,031
Mansfield TX Independent School District GO	4.000%	2/15/29	6,000	6,259
Mansfield TX Independent School District GO	4.000%	2/15/29	6,100	6,363
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,029
Montgomery County TX GO	5.000%	3/1/31	16,450	18,542
Montgomery County TX GO	5.000%	3/1/32	16,910	18,978
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/26	2,355	2,720
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/27	3,260	3,790
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/29	2,030	2,313
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/30	2,000	2,267
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	4.000%	8/15/33	3,125	3,197
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	4.000%	8/15/34	3,310	3,374
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	3,780
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,509
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	1,993
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,350
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,595	1,667
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,469
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Children’s Health System of Texas Project)	4.000%	8/15/35	3,000	3,042
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	766
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	896
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,045
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	4,000	3,524
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	10,868

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	15,900	13,735
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,486
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26	1,415	1,566
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27	1,485	1,635
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28	1,560	1,716
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29	1,640	1,783
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	1,470	1,592
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36	9,000	9,625
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,071
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	8,955
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,249
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,270
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	5,918
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,439
North Texas Municipal Water District Water System Revenue	5.000%	9/1/20	6,935	7,280
North Texas Municipal Water District Water System Revenue	5.000%	9/1/21	7,275	7,823
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	6,000	6,586
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	7,000	7,825
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,637
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	3,150	3,380
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	4,000	4,292
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,657
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	28,500	30,580
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	4,130	4,460
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,250	1,358
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,043
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,915	8,702
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	48,548
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,420	1,579
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,175	10,232
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,140	2,411
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,285	9,236
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,445	3,896
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,720	11,890
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,400	1,525
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,055	1,158
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,237
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,430	4,891
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,395	2,707
North Texas Tollway Authority System Revenue	5.000%	1/1/27	3,910	4,427
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	604
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,020	5,578
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,400	5,902
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,560	1,735
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,035	6,742
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	16,688
North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,055	3,400
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,150	12,164
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,020	5,548
North Texas Tollway Authority System Revenue	5.000%	1/1/31	9,260	10,257
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,255
North Texas Tollway Authority System Revenue	4.000%	1/1/32	13,500	13,859
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,045	52,593
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	17,966
North Texas Tollway Authority System Revenue	5.000%	1/1/32	4,700	5,225
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	3,984
North Texas Tollway Authority System Revenue	4.000%	1/1/33	2,475	2,532
North Texas Tollway Authority System Revenue	5.000%	1/1/33	44,500	48,557
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,259
North Texas Tollway Authority System Revenue	5.000%	1/1/33	2,400	2,654
North Texas Tollway Authority System Revenue	5.000%	1/1/33	6,895	7,670
North Texas Tollway Authority System Revenue	4.000%	1/1/34 (4)	2,035	2,092
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	35,912
North Texas Tollway Authority System Revenue	5.000%	1/1/34	7,000	8,102
1 North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,400	1,555
North Texas Tollway Authority System Revenue	5.000%	1/1/34	4,260	4,726
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,651
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	3,000	3,069
North Texas Tollway Authority System Revenue	5.000%	1/1/35	5,000	5,517

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Texas Tollway Authority System Revenue	5.000%	1/1/35	2,045	2,263
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,055
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,098
North Texas Tollway Authority System Revenue	4.000%	1/1/36	13,245	13,327
North Texas Tollway Authority System Revenue	4.000%	1/1/36 (4)	3,000	3,052
North Texas Tollway Authority System Revenue	5.000%	1/1/36	7,015	7,714
1 North Texas Tollway Authority System Revenue	5.000%	1/1/36	2,900	3,190
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,920	2,098
North Texas Tollway Authority System Revenue	4.000%	1/1/37	15,885	15,917
1 North Texas Tollway Authority System Revenue	4.000%	1/1/37	3,000	2,981
North Texas Tollway Authority System Revenue	5.000%	1/1/37	10,000	10,975
1 North Texas Tollway Authority System Revenue	4.000%	1/1/38	3,000	2,968
North Texas Tollway Authority System Revenue	5.000%	1/1/38	11,285	12,453
Northside Independent School District Texas GO	5.000%	2/15/23	3,110	3,444
Northside Independent School District Texas GO	5.000%	6/15/23	3,015	3,359
Northside Independent School District Texas GO	5.000%	2/15/24	5,015	5,637
Northside Independent School District Texas GO	4.000%	6/1/27	3,645	3,811
Northside Independent School District Texas GO	4.000%	6/1/28	3,020	3,149
Northwest Independent School District Texas GO	5.000%	2/15/25	10,000	11,358
Northwest Independent School District Texas GO	5.000%	2/15/26	6,380	7,239
Northwest Independent School District Texas GO	4.000%	2/15/20	3,240	3,319
Odessa TX Junior College District GO	5.000%	8/15/26	750	862
Odessa TX Junior College District GO	5.000%	8/15/28	660	759
Odessa TX Junior College District GO	4.000%	8/15/35	2,170	2,199
Odessa TX Junior College District GO	4.000%	8/15/36	1,000	1,010
Odessa TX Junior College District GO	4.000%	8/15/37	2,885	2,906
Pasadena TX GO	4.000%	2/15/29	1,000	1,052
Pasadena TX GO	4.000%	2/15/30	1,750	1,832
Pearland TX Independent School District GO	5.000%	2/15/28	1,965	2,234
Pearland TX Independent School District GO	5.000%	2/15/29	1,750	1,980
Pearland TX Independent School District GO	5.000%	2/15/30	1,260	1,419
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,425
Plano TX Independent School District GO	5.000%	2/15/28	12,505	14,271
Port of Corpus Christi TX Authority Nueces County Revenue	4.000%	12/1/35	1,655	1,692
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/36	1,280	1,431
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/37	1,500	1,673
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/38	1,185	1,318
Prosper TX Independent School District GO	5.000%	2/15/37	2,160	2,429
Prosper TX Independent School District GO	5.000%	2/15/38	2,000	2,243
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25	1,000	1,113
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26	850	951
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27	900	999
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28	705	776
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29	1,420	1,556
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36	1,000	967
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,184
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	22,541
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,505	9,996
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,060	3,297
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	215	239
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,046
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,860	6,069
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,160	21,873
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	40,055	44,303
1 San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27	11,690	13,609
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	7,530	8,041
1 San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/28	13,760	16,137
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,005
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,318
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33	5,000	5,154
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	10,000	10,275
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	4,000	4,448
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,520	5,149
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/26	7,000	8,050
San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	1,580	1,830
San Antonio TX GO	5.000%	2/1/23	12,630	13,970
San Antonio TX GO	5.000%	2/1/24	8,000	8,994
San Antonio TX GO	5.000%	2/1/25	10,000	11,406
San Antonio TX GO	5.000%	2/1/26	5,800	6,555
San Antonio TX GO	5.000%	2/1/26	2,500	2,807

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX GO	5.000%	2/1/27	4,915	5,534
San Antonio TX GO	5.000%	2/1/27	1,750	1,963
San Antonio TX GO	5.000%	2/1/28	1,000	1,120
San Antonio TX GO	4.000%	2/1/29	4,395	4,584
San Antonio TX GO	5.000%	2/1/29	1,330	1,488
San Antonio TX GO	4.000%	8/1/35	9,170	9,423
San Antonio TX Independent School District GO	5.000%	8/15/27	5,880	6,770
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,707
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,950
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,339
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,329
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,104
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	6,959
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	7,818
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,231
San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,001
San Antonio TX Water Revenue	5.000%	5/15/36	4,370	4,920
San Antonio TX Water Revenue	5.000%	5/15/37	5,075	5,701
San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,154
Socorro TX Independent School District GO	4.000%	8/15/31	9,000	9,470
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,577
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,133
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	4,375	4,496
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	2,250	2,312
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	9,100	9,352
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	750	858
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	4,345	4,974
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	810
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	2,445	2,824
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	650	751
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	2,725	3,113
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,540	1,769
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,268
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,784
Spring Branch TX Independent School District GO	5.000%	2/1/20	3,830	3,967
Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,652
Spring Branch TX Independent School District GO	5.000%	2/1/26	3,465	3,986
Spring TX Independent School District GO	5.000%	8/15/24	5,080	5,748
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,190
Spring TX Independent School District GO	5.000%	8/15/28	7,850	8,879
Spring TX Independent School District GO	5.000%	8/15/28	2,170	2,469
Spring TX Independent School District GO	5.000%	8/15/29	4,315	4,864
Spring TX Independent School District GO	5.000%	8/15/32	6,165	6,905
Spring TX Independent School District GO	5.000%	8/15/33	8,565	9,613
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,083
Spring TX Independent School District GO	5.000%	8/15/35	6,000	6,717
Spring TX Independent School District GO	5.000%	8/15/36	6,915	7,716
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,568
Stephen F Austin TX State University Revenue	5.000%	10/15/25	620	707
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,880	2,164
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,131
Sugar Land TX GO	5.000%	2/15/20 (Prere.)	3,445	3,571
Sugar Land TX GO	4.000%	2/15/32	1,500	1,567
Sugar Land TX GO	4.000%	2/15/34	1,000	1,035
Sugar Land TX GO	4.000%	2/15/35	1,300	1,341
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/28	3,815	4,299
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/29	5,600	6,282
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/30	3,055	3,412
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/31	1,535	1,709
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/32	2,750	3,056
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/34	3,000	3,021
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/35	3,500	3,504

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/36	2,000	1,992
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	21,880	24,040
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	14,153
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	25,039
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,131
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	9,635
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/27	3,420	3,869
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/28	3,350	3,797
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,510	16,631
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,402
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/24	3,130	3,546
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	10,935	11,948
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/21 (Prere.)	3,940	4,229
Texas GO	5.000%	10/1/20	3,000	3,161
Texas GO	5.000%	10/1/20	3,845	4,051
Texas GO	5.000%	4/1/21	5,150	5,490
Texas GO	5.000%	10/1/22	19,055	20,947
Texas GO	5.000%	10/1/24	4,000	4,546
Texas GO	5.000%	10/1/25	5,420	6,231
Texas GO	5.000%	10/1/26	8,000	9,060
Texas GO	5.000%	4/1/27	10,015	11,227
Texas GO	5.000%	10/1/27	33,600	37,629
Texas GO	5.000%	10/1/27	5,295	5,984
Texas GO	5.000%	10/1/28	31,975	35,690
Texas GO	5.000%	10/1/30	16,745	19,248
Texas GO	5.000%	10/1/33	7,455	8,451
Texas GO	5.000%	10/1/35	21,475	24,186
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,251
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,425
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,820	11,663
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	4,400	4,792
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	4,040	4,429
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	8,696
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,833
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,407
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	32,710	37,294
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	12,894
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	1,285	1,376
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	21,255	22,686
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,150	12,910
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	2,575	2,732
Texas Municipal Power Agency Revenue	5.000%	9/1/26	450	472
Texas Municipal Power Agency Revenue	5.000%	9/1/28	600	628
Texas Municipal Power Agency Revenue	5.000%	9/1/29	450	471
Texas Municipal Power Agency Revenue	5.000%	9/1/30	550	575
Texas Municipal Power Agency Revenue	5.000%	9/1/31	550	575
Texas Municipal Power Agency Revenue	5.000%	9/1/32	475	497
Texas Municipal Power Agency Revenue	5.000%	9/1/33	500	522
Texas Municipal Power Agency Revenue	5.000%	9/1/34	1,000	1,044
Texas Municipal Power Agency Revenue	5.000%	9/1/35	700	731
Texas Municipal Power Agency Revenue	5.000%	9/1/36	785	819
Texas Municipal Power Agency Revenue	5.000%	9/1/37	590	615
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	33,762
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	51,075
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,647
Texas State University System Financing System Revenue	5.000%	3/15/25	765	844
Texas State University System Financing System Revenue	5.000%	3/15/27	1,215	1,336
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,100
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	4,747
Texas State University System Financing System Revenue	5.000%	3/15/33	1,500	1,682
Texas State University System Financing System Revenue	5.000%	3/15/34	1,200	1,342
Texas State University System Financing System Revenue	5.000%	3/15/35	1,500	1,671
Texas State University System Financing System Revenue	5.000%	3/15/36	1,500	1,665
Texas Transportation Commission GO	5.000%	4/1/20	9,500	9,888
Texas Transportation Commission GO	5.000%	10/1/20	14,910	15,708

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission GO	5.000%	4/1/21	5,500	5,863
Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,772
Texas Transportation Commission GO	5.000%	4/1/22	14,010	15,255
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,444
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,155
Texas Transportation Commission GO	5.000%	10/1/22	7,000	7,695
Texas Transportation Commission GO	5.000%	10/1/23	13,080	14,634
Texas Transportation Commission GO	5.000%	4/1/24	6,095	6,878
Texas Transportation Commission GO	5.000%	10/1/24	20,680	23,505
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,347
Texas Transportation Commission GO	5.000%	10/1/25	33,710	38,335
Texas Transportation Commission GO	5.000%	10/1/25	16,250	18,681
Texas Transportation Commission GO	5.000%	4/1/26	13,560	15,237
Texas Transportation Commission GO	5.000%	10/1/32	12,145	13,818
7 Texas Transportation Commission GO TOB VRDO PUT	1.640%	11/1/18	20,225	20,225
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	11,500	12,999
Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	21,877
Texas Transportation Commission Revenue	5.000%	4/1/21	21,300	22,694
Texas Transportation Commission Revenue	5.000%	4/1/22	13,550	14,749
Texas Transportation Commission Revenue	5.000%	4/1/23	4,500	4,991
Texas Transportation Commission Revenue	5.000%	10/1/24	35,095	39,828
Texas Transportation Commission Revenue	5.000%	10/1/25	25,540	29,361
Texas Transportation Commission Revenue	5.000%	10/1/25	4,145	4,765
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	11,530	12,049
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,075	4,395
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,385	11,160
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,165	38,767
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	16,407
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	43,529
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	54,915	58,541
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	10,135	10,777
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	15,000	16,234
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,373
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,207
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,364
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,055
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,197
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,275
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,555
Texas Water Development Board Revenue	5.000%	4/15/23	16,195	17,970
Texas Water Development Board Revenue	5.000%	4/15/25	6,225	7,123
Texas Water Development Board Revenue	5.000%	4/15/25	5,500	6,293
Texas Water Development Board Revenue	5.000%	10/15/25	2,660	3,062
Texas Water Development Board Revenue	5.000%	4/15/26	4,670	5,404
Texas Water Development Board Revenue	5.000%	8/1/26	7,500	8,710
Texas Water Development Board Revenue	5.000%	4/15/27	5,000	5,835
Texas Water Development Board Revenue	5.000%	8/1/27	4,750	5,560
Texas Water Development Board Revenue	5.000%	4/15/28	7,545	8,786
Texas Water Development Board Revenue	5.000%	8/1/28	4,060	4,708
Texas Water Development Board Revenue	5.000%	4/15/29	6,750	7,820
Texas Water Development Board Revenue	5.000%	10/15/31	8,090	9,098
Texas Water Development Board Revenue	4.000%	10/15/32	7,000	7,314
Texas Water Development Board Revenue	4.000%	10/15/33	9,000	9,352
Texas Water Development Board Revenue	4.000%	10/15/33	4,980	5,183
Texas Water Development Board Revenue	5.000%	8/1/34	3,435	3,895
Texas Water Development Board Revenue	4.000%	10/15/34	18,500	19,098
Texas Water Development Board Revenue	4.000%	10/15/34	5,910	6,085
Texas Water Development Board Revenue	4.000%	10/15/35	35,500	36,350
Texas Water Development Board Revenue	4.000%	10/15/35	6,000	6,131
Texas Water Development Board Revenue	4.000%	10/15/35	9,000	9,278
Texas Water Development Board Revenue	4.000%	10/15/36	8,680	8,823
Texas Water Development Board Revenue	4.000%	10/15/36	3,815	3,920
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,045
Texas Water Financial Assistance GO	5.000%	8/1/30	3,800	4,062
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,522
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,225
Travis TX GO	5.000%	3/1/27	2,500	2,862
Travis TX GO	5.000%	3/1/28	6,110	6,960
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	6,940	7,996
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/33	4,000	4,566

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/34	3,500	3,983
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/35	4,500	5,101
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/36	3,800	4,291
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	4,000	4,506
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	270
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	4,745	5,043
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,258
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,564
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,057
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,039
University of Houston Texas Revenue	4.000%	2/15/32	11,375	11,767
University of Houston Texas Revenue	4.000%	2/15/33	10,000	10,293
University of Houston Texas Revenue	4.000%	2/15/35	15,080	15,366
University of North Texas Revenue	5.000%	4/15/32	3,560	4,037
University of North Texas Revenue	5.000%	4/15/33	1,000	1,130
University of North Texas Revenue	4.000%	4/15/34	2,400	2,453
University of North Texas Revenue	5.000%	4/15/34	1,125	1,268
University of North Texas Revenue	4.000%	4/15/35	2,660	2,706
University of North Texas Revenue	5.000%	4/15/35	1,665	1,870
University of North Texas Revenue	5.000%	4/15/36	2,000	2,241
University of North Texas Revenue	5.000%	4/15/37	1,800	2,013
University of North Texas Revenue	5.000%	4/15/38	2,100	2,341
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	6,250	7,129
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	4,370	4,589
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	2,835
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22 (Prere.)	9,835	10,815
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22 (Prere.)	4,180	4,596
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,000	5,487
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	9,010	10,059
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25	10,010	11,502
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26	6,500	7,538
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27	2,200	2,571
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29	2,500	2,888
University of Texas System Revenue Financing System Revenue VRDO	1.570%	11/7/18	29,140	29,140
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/26 (15)	1,115	1,280
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/28 (15)	1,615	1,857
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/33 (15)	1,025	1,050
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/34 (15)	1,495	1,527
Williamson County TX GO	5.000%	2/15/23	6,000	6,500
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	1,955
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,315
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,598
				5,293,563
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	12,621
1 Canyons UT School District GO	5.000%	6/15/27	1,700	1,994
Central UT Water Conservancy District Revenue	4.000%	10/1/32	4,080	4,283
Central UT Water Conservancy District Revenue	4.000%	10/1/33	2,555	2,672
Central UT Water Conservancy District Revenue	4.000%	10/1/34	4,000	4,155
Central UT Water Conservancy District Revenue	4.000%	10/1/35	3,000	3,105
Central UT Water Conservancy District Revenue	4.000%	10/1/36	3,345	3,449
Central UT Water Conservancy District Revenue	4.000%	10/1/37	2,600	2,665
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,529
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,243
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,183
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	812
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,422
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,134
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/33	1,005	1,043
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/34	1,000	1,035
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/35	1,350	1,392
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/36	1,000	1,027
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/37	1,440	1,470
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19 (ETM)	2,100	2,150
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,164
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,715	1,918
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,650	1,837
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,437
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,610	1,776

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,263
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/31	1,275	1,455
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,000	1,136
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,129
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,220
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,401
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,298
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,060	4,452
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,260	4,671
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,422
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,441
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/36	2,000	2,240
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/37	1,400	1,561
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/38	1,265	1,405
Utah GO	5.000%	7/1/22	5,100	5,596
Utah GO	5.000%	7/1/23	14,500	16,215
Utah GO	5.000%	7/1/24	9,000	10,237
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,607
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,513
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,527
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,073
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,237
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,451
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,033
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,490
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,656
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	7,858
Washington County UT School District GO	5.000%	3/1/21	6,150	6,543
				221,646
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,275
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,387
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,506
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,638
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,836
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,970
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,497
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/34	7,910	8,727
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,250	2,624
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,137
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,425	1,639
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,607
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,140	2,444
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,490	1,694
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,086
				41,067
Virginia (2.0%)
Chesapeake VA GO	5.000%	8/1/26	3,670	4,287
Chesapeake VA GO	5.000%	8/1/29	3,045	3,541
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,724
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22	6,000	6,623
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	8,718
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,880
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,229
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,088
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,125
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,203
Fairfax County VA GO	5.000%	10/1/20	6,000	6,326
Fairfax County VA GO	5.000%	10/1/21	1,000	1,080
Fairfax County VA GO	5.000%	10/1/23	10,000	11,238
Fairfax County VA GO	4.000%	10/1/25	4,000	4,379
Fairfax County VA GO	5.000%	10/1/25	5,000	5,763
Fairfax County VA GO	5.000%	10/1/25	4,000	4,554
Fairfax County VA GO	4.000%	10/1/27	1,285	1,388
Fairfax County VA GO	4.000%	10/1/30	11,420	12,211

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA GO	4.000%	10/1/31	11,420	12,167
Fairfax County VA GO	4.000%	10/1/32	10,000	10,616
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.000%	5/15/19 (Prere.)	2,000	2,033
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,660
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	7,886
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,729
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,748
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/37	7,260	8,204
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/38	3,185	3,586
Hampton VA GO	5.000%	1/15/20	3,000	3,018
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/38	270	277
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,654
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,852
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,893
Newport News VA GO	5.000%	8/1/28	2,975	3,485
Newport News VA GO	5.000%	8/1/29	2,970	3,449
Norfolk VA Economic Development Authority Hospital Facilities Revenue
(Sentara Healthcare) PUT	5.000%	11/1/28	4,500	5,239
Norfolk VA GO	5.000%	9/1/25	2,750	3,135
Norfolk VA GO	5.000%	9/1/26	5,485	6,253
Norfolk VA GO	5.000%	9/1/27	4,410	5,028
Norfolk VA GO	5.000%	9/1/28	5,345	6,090
Norfolk VA GO	5.000%	9/1/29	2,000	2,277
Norfolk VA GO	5.000%	9/1/30	2,000	2,274
Norfolk VA GO	5.000%	9/1/31	3,000	3,408
Norfolk VA GO	5.000%	9/1/32	3,000	3,404
Norfolk VA GO	5.000%	9/1/33	2,000	2,267
Norfolk VA GO	5.000%	9/1/34	3,000	3,397
Norfolk VA GO	5.000%	9/1/35	3,000	3,377
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,693
Norfolk VA Water Revenue	5.000%	11/1/25	15,935	18,456
Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,191
Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,308
Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,191
Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,243
Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,348
Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,461
Peninsula Town Center Community Development Authority Virginia Revenue	4.500%	9/1/28	725	748
Peninsula Town Center Community Development Authority Virginia Revenue	5.000%	9/1/37	1,750	1,813
Richmond VA GO	5.000%	3/1/24	1,100	1,244
Richmond VA GO	5.000%	3/1/25	2,500	2,872
Richmond VA GO	5.000%	3/1/26	3,380	3,921
Richmond VA GO	5.000%	3/1/27	2,685	3,141
Richmond VA GO	5.000%	3/1/28	2,025	2,387
Richmond VA GO	5.000%	3/1/29	2,500	2,956
Richmond VA GO	5.000%	3/1/30	1,800	2,138
Richmond VA GO	5.000%	3/1/31	1,100	1,310
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,587
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	11,412
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,672
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,317
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,405	10,890
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,511
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,589
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,110
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	1,897
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,665
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,712
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,082
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,698

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,690
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/27	755	845
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/31	1,000	1,097
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/34	1,155	1,257
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/35	1,210	1,314
Virginia Beach VA Development Authority Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/36	725	785
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,412
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,703
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,793
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,873
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	17,540	18,630
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,208
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,086
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	10,015	11,603
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/29	16,065	16,942
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/30	4,080	4,263
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/31	4,300	4,470
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/32	20,225	20,919
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/33	35,505	36,869
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/33	21,035	21,689
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/34	22,500	23,299
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	3,715	3,907
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	19,786
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/30	4,515	4,722
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20	2,500	2,598
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/20	5,000	5,262
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21	4,400	4,689
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	13,765	14,718
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	30,140	32,226
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	31,550	33,733
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,000	2,156
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,177
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	21,000	22,990
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	12,560	13,750
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	10,000	10,947
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	2,790	3,074
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	5,040	5,553
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	2,100	2,314
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	1,800	1,983
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	5,035	5,547
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	2,000	2,203
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22 (Prere.)	5,260	5,795
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	7,960	8,855
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	10,000	11,125
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25	4,090	4,695
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	15,015	17,299
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	9,155	10,606
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	15,040	17,424
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	3,015	3,501
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	4,565	5,300

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	10,000	11,651
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	13,000	15,184
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	4,640	5,429
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	4,605	5,388
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	10,000	11,743
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/28	11,990	14,018
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28	5,075	5,943
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29	6,000	6,985
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/29	8,465	9,688
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/30	10,190	10,701
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30	2,000	2,277
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	7,000	7,271
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	10,600	11,084
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,855	12,396
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,020	11,481
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34	8,790	9,114
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	10,000	10,262
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	8,070	8,292
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35	2,000	2,025
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35	1,895	1,918
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36	3,000	3,022
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36	1,800	1,813
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37	3,100	3,111
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37	1,500	1,505
Virginia GO	4.000%	6/1/20	14,530	14,966
Virginia GO	4.000%	6/1/24	10,145	10,877
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,290	8,476
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	8,715	9,145
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	7,660	8,038
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21 (Prere.)	11,540	12,412
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	9,165	9,853
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	8,055	8,659
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	8,500	9,636
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/26	3,485	4,052
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,259
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,554
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,122
Virginia Public School Authority Revenue	5.000%	3/1/26	5,125	5,952
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	7,588
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	9,775
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	5,705	5,945
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21	11,000	11,756
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	8,558
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,374
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,870	6,585
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,201
Virginia Upper Occoquan Sewage Authority Revenue	4.000%	7/1/32	1,180	1,231
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/31	3,000	3,313
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/32	2,115	2,323
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/33	2,500	2,732
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/34	3,000	3,273
				1,189,964
Washington (3.5%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,010	1,167
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,270	1,473
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,020	1,177
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,432
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,498
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,510	1,711
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,550	2,881
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,510	2,827
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,520	5,076
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	3,816
Clark County WA School District No. 117 GO	5.000%	12/1/31	7,000	8,010
Clark County WA School District No. 117 GO	5.000%	12/1/32	8,000	9,127

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	5,150	5,990
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,115	21,057
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,557
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,670	4,089
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,275	1,444
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	6,690
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	3,250	3,665
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,117
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,000	1,125
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,547
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24	1,635	1,851
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	12,610	14,484
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	5,420	6,225
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	13,155	14,029
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,010	21,334
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	11,060	12,835
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	19,795	22,838
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	7,075	8,289
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	14,567
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27	1,000	1,117
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28	1,000	1,112
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29	1,200	1,329
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30	1,575	1,738
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31	1,625	1,786
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	17,679
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	18,568
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	19,495
King County WA GO	5.000%	7/1/20	5,075	5,317
King County WA GO	4.000%	12/1/32	3,300	3,442
King County WA School District GO	5.000%	12/1/25	13,000	14,264
King County WA School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,807
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	4,719
King County WA School District No. 408 GO	5.000%	12/1/35	2,000	2,250
King County WA School District No. 411 GO	5.000%	12/1/28	2,055	2,378
King County WA School District No. 411 Issaquah Revenue	4.000%	12/1/28	11,910	12,489
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,649
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	5,938
King County WA School District No. 414 GO	5.000%	12/1/21	14,785	15,998
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,136
King County WA Sewer Revenue	4.000%	7/1/32	5,450	5,669
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,484
King County WA Sewer Revenue	4.000%	7/1/33	12,500	12,959
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,025	1,069
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,610
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	8,500	9,236
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33	8,445	9,553
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34	6,000	6,768
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35	26,210	29,459
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	7,124
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,060
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,600	3,807
Pierce County WA School District No. 320 (Sumner) GO	5.000%	12/1/28	10,575	12,242
Pierce County WA School District No. 402 GO	4.000%	12/1/32	1,455	1,523
Pierce County WA School District No. 402 GO	4.000%	12/1/34	3,080	3,189
Pierce County WA School District No. 402 GO	4.000%	12/1/35	2,615	2,687
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,170
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	5,831
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,083
Port of Seattle WA Revenue	5.000%	2/1/25	1,705	1,931
Port of Seattle WA Revenue	5.000%	3/1/25	1,515	1,703
Port of Seattle WA Revenue	5.000%	2/1/26	2,840	3,251
Port of Seattle WA Revenue	5.000%	3/1/26	1,055	1,181
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,118
Port of Seattle WA Revenue	5.000%	8/1/27	8,650	9,412
Port of Seattle WA Revenue	5.000%	3/1/28	1,780	1,986
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,133
Port of Seattle WA Revenue	5.000%	3/1/29	2,025	2,252
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,216
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,236
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,663

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Seattle WA Revenue	5.000%	8/1/31	5,560	6,011
Seattle WA GO	5.000%	6/1/21	16,395	17,566
Seattle WA GO	5.000%	6/1/23	7,315	8,166
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,231
Seattle WA Water System Revenue	5.000%	9/1/23	14,315	15,707
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	14,261
Seattle WA Water System Revenue	4.000%	5/1/31	1,805	1,873
Skagit County WA Public Hospital District Revenue	4.000%	12/1/24	2,295	2,389
Skagit County WA Public Hospital District Revenue	4.000%	12/1/25	3,760	3,918
Snohomish County WA GO	4.000%	12/1/26	3,515	3,715
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,126
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,340
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,056
Thurston County WA School District No. 111 Olympia Revenue	4.000%	12/1/32	3,150	3,272
University of Washington Revenue	5.000%	7/1/27	6,925	7,560
University of Washington Revenue	5.000%	4/1/28	10,195	10,838
University of Washington Revenue	5.000%	7/1/28	11,490	12,519
University of Washington Revenue	5.000%	7/1/29	7,500	8,152
University of Washington Revenue	5.000%	4/1/30	9,315	9,891
University of Washington Revenue	5.000%	7/1/30	10,495	11,385
University of Washington Revenue	5.000%	4/1/31	10,500	11,141
University of Washington Revenue	5.000%	4/1/32	11,375	12,064
University of Washington Revenue	5.000%	7/1/32	5,000	5,407
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,258
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,053
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	5,944
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,739
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,731
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	16,815
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,643
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,725	22,177
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,219
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,002
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	24,737
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,460
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	12,754
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,590
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,609
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,414
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,624
Washington GO	5.000%	2/1/19 (Prere.)	6,790	6,843
Washington GO	5.000%	7/1/19	6,940	7,081
Washington GO	5.000%	8/1/19 (Prere.)	4,845	4,955
Washington GO	0.000%	6/1/20 (14)	5,500	5,309
Washington GO	5.000%	7/1/20	10,720	11,227
Washington GO	5.000%	2/1/21 (Prere.)	10,000	10,628
Washington GO	5.000%	2/1/21 (Prere.)	9,650	10,256
Washington GO	5.000%	8/1/21 (Prere.)	20,980	22,560
Washington GO	5.000%	8/1/21	5,600	6,016
Washington GO	5.000%	2/1/22 (Prere.)	6,170	6,710
Washington GO	5.000%	7/1/22	20,000	21,894
Washington GO	5.000%	7/1/22	9,845	10,777
Washington GO	5.000%	7/1/22	23,500	25,725
Washington GO	5.000%	8/1/22	5,470	5,997
Washington GO	5.000%	8/1/22	5,530	6,063
Washington GO	5.000%	7/1/23	10,025	10,967
Washington GO	5.000%	7/1/24	5,135	5,602
Washington GO	5.000%	7/1/24	2,875	3,257
Washington GO	5.000%	1/1/25	1,750	1,847
Washington GO	5.000%	7/1/25	50,585	57,024
Washington GO	4.000%	7/1/27	27,500	28,778
Washington GO	4.000%	7/1/27	72,500	75,868
Washington GO	5.000%	7/1/27	8,620	9,728
Washington GO	5.000%	8/1/27	7,495	8,537
Washington GO	5.000%	8/1/27	42,000	49,158
Washington GO	4.000%	7/1/28	82,900	86,515

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	4.000%	7/1/28	10,000	10,436
Washington GO	5.000%	8/1/28	20,210	22,925
Washington GO	4.000%	7/1/29	9,000	9,401
Washington GO	5.000%	2/1/30	8,545	9,456
Washington GO	5.000%	2/1/30	13,740	15,369
Washington GO	5.000%	7/1/30	6,790	7,650
Washington GO	5.000%	8/1/30	45,000	51,579
Washington GO	5.000%	8/1/30	21,425	24,557
Washington GO	5.000%	6/1/31	5,250	5,581
Washington GO	5.000%	7/1/31	12,950	14,405
Washington GO	5.000%	8/1/31	13,860	15,444
Washington GO	5.000%	8/1/31	43,000	49,039
Washington GO	5.000%	8/1/31	32,640	37,224
Washington GO	5.000%	6/1/32	5,500	5,840
Washington GO	5.000%	8/1/32	29,775	32,736
Washington GO	5.000%	8/1/32	26,470	30,079
Washington GO	5.000%	8/1/36	16,960	19,179
Washington GO	5.000%	8/1/36	7,000	7,847
Washington GO	5.000%	8/1/37	20,005	22,570
Washington GO	5.000%	8/1/38	18,960	21,324
Washington GO	5.000%	8/1/39	6,000	6,619
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/27	2,675	2,920
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/28	2,160	2,347
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/29	1,755	1,898
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	3,894
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,355
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,683
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,630
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,233
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/27	1,220	1,413
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/28	1,195	1,376
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/30	1,845	2,099
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	1,260	1,428
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	10,591
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	21,580
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	10,749
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,015	23,015
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,670
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	20,339
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,898
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,045	1,148
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/28	2,050	2,392
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/29	4,000	4,611
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,585
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,093
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,824
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,041
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/26	2,040	2,257
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/27	2,175	2,415
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/28	3,700	4,090
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/29	2,500	2,748
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/30	2,595	2,838
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/31	2,250	2,452
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/32	2,500	2,714
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/33	3,125	3,381
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/34	3,805	4,105
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,580	2,612
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	3,005	3,043

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	4,470	4,526
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,000	2,025
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/34	2,500	2,551
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,442
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,604
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/28	1,675	1,795
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/33	2,840	3,003
Washington Housing Finance Commission Multi-Family Housing Revenue
(The Hearthstone Project)	4.500%	7/1/28	965	980
Washington Housing Finance Commission Multi-Family Housing Revenue
(The Hearthstone Project)	5.000%	7/1/38	830	841
Washington State University General Revenue	5.000%	10/1/28	3,070	3,284
Washington State University General Revenue	5.000%	10/1/29	3,070	3,283
Washington State University General Revenue	5.000%	10/1/30	3,140	3,357
Washington State University General Revenue	5.000%	10/1/31	3,170	3,385
				2,007,226
West Virginia (0.5%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/21	11,210	12,050
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/22	5,120	5,608
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/25	4,030	4,610
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/26	6,000	6,922
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/27	4,165	4,835
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/32	3,000	3,383
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	3,000	3,368
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19 (ETM)	1,395	1,421
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	3,500	3,659
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	2,055	2,148
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	5,085	5,316
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	1,745	1,824
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	2,445	2,556
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,165
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,610	6,512
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,788
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,730
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	7,258
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,514
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,079
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,371
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,117
West Virginia GO	5.000%	12/1/33	10,000	11,413
West Virginia GO	5.000%	12/1/35	16,375	18,559
West Virginia GO	5.000%	6/1/36	14,890	16,811
West Virginia GO	5.000%	6/1/37	2,870	3,230
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,160
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/26	2,425	2,776
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,614
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/27	1,545	1,779
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,150
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/28	1,510	1,724
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,146
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/29	1,670	1,893
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/31	1,720	1,928
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/32	1,880	2,098
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/33	2,050	2,278
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/35	2,365	2,608
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/36	2,860	3,142
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	2,975	3,262
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/27	1,460	1,632
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/28	1,190	1,333
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,053
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,570	3,640
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,365	3,434
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	3,020	3,289
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,990	3,226
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,475	2,649
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	3,170	3,377
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,210	3,406

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	12,650	12,939
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	12,839
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/29	5,580	5,705
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/31	3,335	3,376
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/32	8,750	8,818
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/35	4,540	4,507
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/32	1,000	1,142
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/34	2,000	2,269
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/35	1,000	1,130
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/36	2,000	2,251
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/37	1,500	1,684
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	2,988
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,155
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,323
West Virginia University Revenue	5.000%	10/1/30	3,000	3,197
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,745	3,096
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	3,847
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,110
				312,220
Wisconsin (1.3%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,085
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,202
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,204
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,647
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,645
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,651
Green Bay WI Area Public School District GO	4.000%	4/1/30	3,560	3,694
Green Bay WI Area Public School District GO	4.000%	4/1/31	3,685	3,809
Green Bay WI Area Public School District GO	4.000%	4/1/32	3,825	3,941
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,401
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,807
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	4,936
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,251
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,830
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,969
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	3,806
Milwaukee WI GO	4.000%	3/15/20	9,930	10,193
Milwaukee WI GO	4.000%	4/1/32	6,100	6,334
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	2,989
1 Verona WI Area School District GO	5.000%	4/1/26	3,485	4,017
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	945	964
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	9,055	9,238
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,402
Wisconsin GO	5.000%	5/1/20	1,000	1,043
Wisconsin GO	5.000%	5/1/20	2,915	3,040
Wisconsin GO	5.000%	5/1/21	9,335	9,978
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	11,133
Wisconsin GO	5.000%	5/1/22	1,195	1,244
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	120
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	44
Wisconsin GO	5.000%	11/1/23	5,000	5,611
Wisconsin GO	5.000%	5/1/25	7,405	8,050
Wisconsin GO	5.000%	5/1/26	9,000	9,943
Wisconsin GO	5.000%	5/1/27	1,400	1,517
Wisconsin GO	5.000%	5/1/27	2,835	3,071
Wisconsin GO	5.000%	5/1/28	2,060	2,229
Wisconsin GO	5.000%	11/1/28	30,070	34,968
Wisconsin GO	5.000%	5/1/29	1,715	1,854
Wisconsin GO	5.000%	5/1/29	5,055	5,560
Wisconsin GO	5.000%	5/1/29	16,840	19,059
Wisconsin GO	5.000%	5/1/30	7,760	8,729

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	4.000%	11/1/34	4,000	4,134
Wisconsin GO	5.000%	5/1/35	13,090	14,592
Wisconsin GO	5.000%	5/1/36	24,590	27,381
Wisconsin GO	5.000%	5/1/36	21,325	23,746
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19 (ETM)	4,110	4,181
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20 (ETM)	3,240	3,381
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20 (Prere.)	5,230	5,458
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20 (Prere.)	3,295	3,439
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,308
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,561
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/32	8,015	8,177
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/33	50,545	51,401
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/34	38,835	39,390
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/35	17,075	17,263
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	5.000%	11/15/36	4,460	4,875
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21	34,215	36,295
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group	4.500%	11/15/39	9,490	9,815
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/20 (Prere.)	11,730	12,292
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	8,500	9,121
Wisconsin Health & Educational Facilities Authority Revenue
(Beaver Dam Community Hospitals Inc.)	5.250%	8/15/34	2,715	2,819
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/28	765	774
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/29	685	688
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/30	940	940
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/31	990	985
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,035
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,900	6,144
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/26	840	961
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/27	850	977
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/28	810	924
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/29	800	907
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/30	8,305	8,553
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31	6,000	6,156
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/32	5,345	5,464
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36	4,715	4,725
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37	5,910	5,910
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,832
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,136
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,455
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	7,593
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,025
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28	12,130	13,362
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29	12,020	13,199
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	766
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,027
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,627
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,796
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/24	2,310	2,551
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/25	2,435	2,714

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wisconsin Health & Educational Facilities Authority Revenue
	(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/26	940	1,053
	Wisconsin Health & Educational Facilities Authority Revenue
	(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/27	1,685	1,860
	Wisconsin Health & Educational Facilities Authority Revenue
	(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/32	4,200	4,535
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34	11,035	12,108
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35	6,350	6,949
1	Wisconsin Health & Educational Facilities Authority Revenue
	(Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/26	1,000	1,142
1	Wisconsin Health & Educational Facilities Authority Revenue
	(Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/27	850	976
1	Wisconsin Health & Educational Facilities Authority Revenue
	(Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/28	900	1,036
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	12,908
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30	2,075	2,266
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31	1,650	1,795
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33	1,300	1,403
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34	1,260	1,355
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/28	1,235	1,246
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/33	1,870	1,841
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.125%	8/1/38	4,780	4,655
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,408
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,082
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,875	5,444
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	7,732
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,764
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,470
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,450
	Wisconsin Public Finance Authority Revenue
	(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/27	2,350	2,581
	Wisconsin Public Finance Authority Revenue
	(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/28	2,595	2,851
	Wisconsin Public Finance Authority Revenue
	(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/29	1,475	1,618
	Wisconsin Public Finance Authority Revenue
	(Retirement Housing Foundation National Obligated Group)	5.000%	11/15/30	1,500	1,644
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,366
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,550	3,871
	Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	5,000	5,485
	Wisconsin Transportation Revenue	5.000%	7/1/31	13,200	15,103
	Wisconsin Transportation Revenue	5.000%	7/1/34	4,440	4,921
	Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,095
	Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,402
					755,478
Wyoming (0.0%)
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25 (15)	1,000	1,120
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28 (15)	1,000	1,123
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29 (15)	1,000	1,117
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31 (15)	1,105	1,223
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32 (15)	1,050	1,157
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35 (15)	1,450	1,583
					7,323
Total Tax-Exempt Municipal Bonds (Cost $57,784,967)					57,629,993

				Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
[21]	Vanguard Municipal Cash Management Fund (Cost $398,150)	1.620%		3,981,577	398,158
Total Investments (99.8%) (Cost $58,183,117)					58,028,151

Intermediate-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	2,977
Receivables for Investment Securities Sold	106,548
Receivables for Accrued Income	740,898
Receivables for Capital Shares Issued	62,248
Variation Margin Receivable—Futures Contracts	1,813
Other Assets	1,813
Total Other Assets	916,297
Liabilities
Payables for Investment Securities Purchased	(612,012)
Payables for Capital Shares Redeemed	(121,253)
Payables for Distributions	(40,210)
Payables to Vanguard	(26,497)
Variation Margin Payable—Futures Contracts	(3,160)
Total Liabilities	(803,132)
Net Assets (100%)	58,141,316

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	58,445,668
Total Distributable Earnings (Loss)	(304,352)
Net Assets	58,141,316

Investor Shares—Net Assets
Applicable to 250,750,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,427,156
Net Asset Value Per Share—Investor Shares	$13.67

Admiral Shares—Net Assets
Applicable to 4,003,201,283 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,714,160
Net Asset Value Per Share—Admiral Shares	$13.67

* Non-income-producing security—security in default.
• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 5.400% coupon rate will be effective October 2023.
4 4.700% coupon rate will be effective June 2031.
5 6.125% coupon rate will be effective January 2024.
6 4.000% coupon rate will be effective November 2025.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At October 31, 2018, the aggregate value of these securities was $278,403,000, representing 0.5% of net assets.
8 5.800% coupon rate will be effective October 2024.
9 5.900% coupon rate will be effective October 2024.
10 5.875% coupon rate will be effective August 2023.
11 4.000% coupon rate will be effective February 2021.
12 5.550% coupon rate will be effective October 2024.
13 5.650% coupon rate will be effective October 2024.
14 5.750% coupon rate will be effective October 2024.
15 5.000% coupon rate will be effective December 2018.
16 Securities with a value of $8,407,000 have been segregated as initial margin for open futures contracts.
17 3.650% coupon rate will be effective November 2025.
18 6.200% coupon rate will be effective January 2024.
19 5.200% coupon rate will be effective October 2023.
20 5.300% coupon rate will be effective October 2023.
21 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	8,811	1,856,092	(508)
Ultra 10-Year U.S. Treasury Note	December 2018	4,031	504,316	1,042
10-Year U.S. Treasury Note	December 2018	3,898	461,669	(410)
				124

Short Futures Contracts
30-Year U.S. Treasury Bond	December 2018	(1,984)	(274,040)	4,592
5-Year U.S. Treasury Note	December 2018	(131)	(14,722)	59
				4,651
				4,775

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Statement of Changes in Net Assets

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1]	1,715,539
Total Income	1,715,539
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,085
Management and Administrative—
Investor Shares	5,251
Management and Administrative—
Admiral Shares	36,919
Marketing and Distribution—
Investor Shares	718
Marketing and Distribution—
Admiral Shares	3,827
Custodian Fees	321
Auditing Fees	35
Shareholders’ Reports and Proxy—
Investor Shares	188
Shareholders’ Reports and Proxy—
Admiral Shares	541
Trustees’ Fees and Expenses	34
Total Expenses	54,919
Net Investment Income 1,660,620
Realized Net Gain (Loss)
Investment Securities Sold[1]	(42,005)
Futures Contracts	(46,519)
Realized Net Gain (Loss)	(88,524)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1]	(2,027,260)
Futures Contracts	17,373
Change in Unrealized Appreciation
(Depreciation)	(2,009,887)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(437,791)

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,660,620	1,485,518
Realized Net Gain (Loss)	(88,524)	(33,357)
Change in Unrealized Appreciation (Depreciation)	(2,009,887)	(511,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	(437,791)	940,231
Distributions
Net Investment Income
Investor Shares	(104,559)	(111,632)
Admiral Shares	(1,547,716)	(1,373,258)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,652,275)	(1,484,890)
Capital Share Transactions
Investor Shares	(477,310)	(421,746)
Admiral Shares	4,667,759	4,021,643
Net Increase (Decrease) from Capital Share Transactions	4,190,449	3,599,897
Total Increase (Decrease)	2,100,383	3,055,238
Net Assets
Beginning of Period	56,040,933	52,985,695
End of Period	58,141,316	56,040,933

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,665,000, ($1,000) and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.17	$14.31	$14.19	$14.26	$13.84
Investment Operations
Net Investment Income	. 390[1]	.385[1]	.393	.413	.440
Net Realized and Unrealized Gain (Loss)
on Investments	(.502)	(.140)	.120	(.070)	.420
Total from Investment Operations	(.112)	.245	.513	.343	.860
Distributions
Dividends from Net Investment Income	(.388)	(.385)	(.393)	(.413)	(.440)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.388)	(.385)	(.393)	(.413)	(.440)
Net Asset Value, End of Period	$13.67	$14.17	$14.31	$14.19	$14.26

Total Return [2]	-0.80%	1.76%	3.63%	2.44%	6.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,427	$4,040	$4,513	$4,416	$4,637
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.81%	2.73%	2.72%	2.91%	3.13%
Portfolio Turnover Rate	15%	15%	9%	12%	12%

1 Calculation based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.17	$14.31	$14.19	$14.26	$13.84
Investment Operations
Net Investment Income	. 401[1]	.399[1]	.407	.425	.451
Net Realized and Unrealized Gain (Loss)
on Investments	(.502)	(.140)	.120	(.070)	.420
Total from Investment Operations	(.101)	.259	.527	.355	.871
Distributions
Dividends from Net Investment Income	(.399)	(.399)	(.407)	(.425)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.399)	(.399)	(.407)	(.425)	(.451)
Net Asset Value, End of Period	$13.67	$14.17	$14.31	$14.19	$14.26

Total Return [2]	-0.72%	1.86%	3.73%	2.53%	6.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,714	$52,001	$48,473	$40,302	$34,927
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.89%	2.83%	2.82%	2.99%	3.21%
Portfolio Turnover Rate	15%	15%	9%	12%	12%

1 Calculation based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Intermediate-Term Tax-Exempt Fund

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $2,977,000, representing 0.01% of the fund’s net assets and 1.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	57,629,993	—
Temporary Cash Investments	398,158	—	—
Futures Contracts—Assets[1]	1,813	—	—
Futures Contracts—Liabilities[1]	(3,160)	—	—
Total	396,811	57,629,993	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Intermediate-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	64,142
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(150,194)
Net Unrealized Gains (Losses)	(156,426)

* Includes 18,686,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $131,508,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	58,184,577
Gross Unrealized Appreciation	692,277
Gross Unrealized Depreciation	(848,703)
Net Unrealized Appreciation (Depreciation)	(156,426)

E. During the year ended October 31, 2018, the fund purchased $13,764,604,000 of investment securities and sold $8,465,823,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2018, such purchases and sales were $1,866,275,000 and $1,513,230,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	712,374	51,132	961,038	68,383
Issued in Lieu of Cash Distributions	86,243	6,208	91,656	6,516
Redeemed	(1,275,927)	(91,692)	(1,474,440)	(105,142)
Net Increase (Decrease)—Investor Shares	(477,310)	(34,352)	(421,746)	(30,243)
Admiral Shares
Issued	16,050,639	1,153,908	13,763,573	979,548
Issued in Lieu of Cash Distributions	1,083,816	78,038	966,948	68,708
Redeemed	(12,466,696)	(898,243) (10,708,878)		(765,754)
Net Increase (Decrease)—Admiral Shares	4,667,759	333,703	4,021,643	282,502

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	3.16%	3.21%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,831	53,575
Yield to Maturity
(before expenses)	3.3%	3.0%
Average Coupon	4.7%	4.7%
Average Duration	7.3 years	6.5 years
Average Stated Maturity	16.9 years	13.0 years
Short-Term Reserves	2.1%	—

Largest Area Concentrations[2]

New York	14.1%
California	14.1
Texas	8.6
Illinois	7.3
Pennsylvania	5.4
Florida	4.6
Ohio	3.3
New Jersey	2.9
Michigan	2.8
Maryland	2.6
Top Ten	65.7%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	3.9%
1–3 Years	3.9
3–5 Years	2.6
5–10 Years	7.2
10–20 Years	44.5
20–30 Years	33.6
Over 30 Years	4.3

Distribution by Credit Quality (% of portfolio)

AAA	16.7%
AA	45.7
A	24.2
BBB	10.0
BB	0.6
B or Lower	0.9
Not Rated	1.9

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008–October 31, 2018
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2018		of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund
Investor Shares	-0.59%	3.91%	5.11%	$16,464
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	15,976
General & Insured Municipal Debt
Funds Average[1]	-0.37	3.30	4.75	15,908

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	-0.51%	4.00%	5.20%	$83,010
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	79,878

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2008–October 31, 2018
				Bloomberg
				Barclays
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2009	5.09%	8.23%	13.32%	13.60%
2010	4.50	3.02	7.52	7.78
2011	4.36	-1.07	3.29	3.78
2012	4.07	6.20	10.27	9.03
2013	3.68	-5.75	-2.07	-1.72
2014	4.22	5.30	9.52	7.82
2015	3.73	-0.54	3.19	2.87
2016	3.62	1.77	5.39	4.06
2017	3.50	-1.19	2.31	2.19
2018	3.36	-3.95	-0.59	-0.51

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	0.46%	4.25%	4.01%	1.01%	5.02%
Admiral Shares	2/12/2001	0.55	4.35	4.10	1.01	5.11

Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (1.2%)
Alabama GO	4.000%	11/1/29	5,950	6,275
Alabama GO	4.000%	11/1/30	6,195	6,468
Alabama GO	4.000%	11/1/31	6,445	6,691
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,985	11,676
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,527
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	5,000	5,363
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,034
Birmingham AL GO	5.000%	3/1/37	2,500	2,693
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,035
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43	5,000	5,472
Huntsville AL GO	5.000%	5/1/26	325	346
Huntsville AL GO	5.000%	5/1/32	3,190	3,654
Jefferson County AL Board of Education GO	5.000%	2/1/46	3,000	3,237
1 Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,825
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,913
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,807
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	17,994
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,162
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	5,415	5,646
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46	7,040	7,686
University of South Alabama University Facilities Revenue	5.000%	10/1/29 (15)	1,000	1,133
University of South Alabama University Facilities Revenue	5.000%	10/1/30 (15)	1,000	1,127
University of South Alabama University Facilities Revenue	5.000%	10/1/31 (15)	1,000	1,123
University of South Alabama University Facilities Revenue	5.000%	10/1/32 (15)	750	839
University of South Alabama University Facilities Revenue	5.000%	10/1/33 (15)	1,365	1,522
				144,248
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	6,620	7,447
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28	3,995	4,454
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,412
				18,313
Arizona (1.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37	1,000	1,103
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/42	3,200	3,546
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/43	1,200	1,276
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/48	1,100	1,165
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/51	1,100	1,162
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	4,946
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	12,745
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/48	1,350	1,392
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/41	7,000	6,898
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,704
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,275	7,617
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/40	3,000	2,996
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/31	3,080	3,565
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/32	3,000	3,459
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/33	2,135	2,452
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34	2,000	2,290
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/35	2,085	2,378
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/36	3,025	3,437
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/37	3,350	3,797
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/38	3,440	3,887
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/37	3,750	4,017

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Industrial Development Authority Lease Revenue
(Downtown Phoenix Student Housing LLC)	5.000%	7/1/42	3,000	3,186
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,027
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/33	6,010	6,915
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	10,010	11,482
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35	10,000	11,428
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	543
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,492
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	820	936
				117,841
Arkansas (0.1%)
Springdale AR Sales and Use Revenue	5.000%	4/1/33 (15)	1,895	2,062
Springdale AR Sales and Use Revenue	5.000%	4/1/34 (15)	2,360	2,563
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,411
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,855	3,167
				10,203
California (14.1%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	3,047
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	5,067
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	6,475
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	9,399
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,807
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	2,060	2,316
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/32	10,330	10,788
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,018
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	8,728
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48	3,500	3,737
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	30	35
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,130
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,555
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,510
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,338
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45	14,000	15,416
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45	1,050	1,285
California GO	6.500%	4/1/19 (Prere.)	22,475	22,927
California GO	5.625%	4/1/26	21,900	22,236
California GO	5.000%	10/1/29	5,000	5,654
California GO	5.000%	10/1/30	12,600	14,196
California GO	5.000%	9/1/31	15,025	17,130
California GO	6.000%	3/1/33	4,000	4,215
California GO	6.500%	4/1/33	19,025	19,376
California GO	4.000%	8/1/33	5,000	5,192
California GO	5.000%	8/1/33	16,090	18,204
California GO	5.000%	8/1/34	5,000	5,571
California GO	4.000%	11/1/34	20,000	20,688
California GO	5.000%	8/1/35	1,170	1,316
California GO	5.000%	9/1/35	13,220	14,885
California GO	5.000%	10/1/35	2,190	2,453
California GO	4.000%	11/1/35	11,435	11,766
California GO	6.000%	11/1/35	10,000	10,394
California GO	5.000%	9/1/36	3,250	3,530
California GO	5.000%	9/1/41	5,000	5,359
California GO	5.000%	9/1/42	11,360	12,274
California GO	5.000%	2/1/43	5,500	5,929
California GO	5.000%	4/1/43	1,000	1,081
California GO	5.000%	11/1/43	5,000	5,454
California GO	5.000%	12/1/43	8,250	9,010
California GO	5.000%	8/1/45	7,280	7,977
California GO	4.000%	8/1/46	5,000	5,060
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	5,679
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	4,627
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42	7,000	7,639
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	5,000	5,429
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,224
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,701
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,083
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	5,000	5,071
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,183

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,201
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	6,000	6,421
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	15,000	16,086
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	3,500	3,985
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42	2,600	2,557
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	29,100	31,593
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/48	5,000	4,872
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	5,000	5,483
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	7,800	8,554
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,800	14,990
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,352
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/30	1,855	2,075
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47	10,000	9,476
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,325
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	2,235	2,388
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,334
California Municipal Finance Authority Water Revenue
(San Bernardino Municipal Water Department)	5.000%	8/1/41 (15)	5,000	5,441
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,630	5,620
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	10,191
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,318
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,489
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,110
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	15,741
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,409
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	8,755
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,315
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,279
California State University Systemwide Revenue	5.000%	11/1/36	6,000	6,769
California State University Systemwide Revenue	5.000%	11/1/37	5,000	5,625
California State University Systemwide Revenue	5.000%	11/1/38	2,000	2,237
California State University Systemwide Revenue	5.000%	11/1/41	15,950	17,571
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,539
California State University Systemwide Revenue	5.000%	11/1/45	1,000	1,099
California Statewide Communities Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/49 (4)	6,200	6,709
California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital)	4.000%	7/1/48	4,000	3,945
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	25,666
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.500%	12/1/58	2,500	2,623
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	14,220	15,355
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,139
Centinela Valley CA Union High School District GO	4.000%	8/1/41 (15)	5,645	5,701
Chabot-Las Positas CA Community College District GO	4.000%	8/1/42	4,940	5,009
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47	4,500	4,536
Chaffey CA Union High School District GO	5.250%	8/1/47	3,000	3,401
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	5,768
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,050	1,160
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33 (4)	3,130	3,447
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (4)	1,100	1,206
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35 (4)	865	945
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,054
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,228
Coast CA Community College District GO	4.000%	8/1/30	4,500	4,787
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,525
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,377
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/29	1,705	1,860
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/32	1,500	1,630
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,116
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,640
Escondido CA GO	5.000%	9/1/32	3,855	4,394
Escondido CA Union School District GO	4.000%	8/1/47	7,500	7,505
Foothill-De Anza CA Community College District GO	4.000%	8/1/34	2,185	2,274
Foothill-De Anza CA Community College District GO	4.000%	8/1/35	2,000	2,071

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,840
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,172
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29 (4)	1,155	1,312
Fresno CA Unified School District GO	4.000%	8/1/43	7,000	7,069
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	3,000	3,266
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,012
Glendale CA Community College District GO	5.000%	8/1/37	1,710	1,938
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,547
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,896
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,852
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47	2,000	2,005
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,413
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,497
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,646
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,527
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	4,858
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,662
2 Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	10,321
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,433
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,738
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,781
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,418
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	3,793
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	9,753
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	5,721
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	4,560	4,689
Los Angeles CA Unified School District GO	5.000%	7/1/29	10,000	11,785
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,195
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,173
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,205	5,988
Los Angeles CA Unified School District GO	5.000%	7/1/34	11,190	12,874
Los Angeles CA Unified School District GO	5.000%	7/1/35	500	573
Los Angeles CA Unified School District GO	5.000%	7/1/36	500	571
Los Angeles CA Unified School District GO	5.000%	7/1/36	9,470	10,814
Los Angeles CA Unified School District GO	5.000%	7/1/37	3,565	4,062
Los Angeles CA Unified School District GO	5.000%	7/1/37	10,000	11,394
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,286
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,935	5,049
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,382
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,270
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,735	1,970
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,622
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,429
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48	7,600	7,443
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,336
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/29	4,140	4,729
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/30	4,685	5,318
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/31	7,180	8,112
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/32	6,465	7,279
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	2,335	2,450
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	7,945
Metropolitan Water District of Southern California Revenue	5.000%	7/1/40	1,745	1,942
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,010	9,828
Monterey Peninsula CA Unified School District GO	4.000%	8/1/41	5,000	5,046
Monterey Peninsula CA Unified School District GO	4.000%	8/1/45	2,000	2,004
3 Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,025	2,875
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	3,918
Oakland CA GO	5.000%	1/15/35	4,025	4,497
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,540	1,751
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,134
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,815
Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,544
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,159
4 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	12,160
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,713
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,422

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside CA Community College District GO	5.000%	8/1/29	5,820	6,656
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,334
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	4,460
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,093
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29	9,420	10,646
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40	8,330	9,443
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45	10,000	11,303
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41	2,500	897
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,267
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,087
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28 (14)	15,815	11,070
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,291
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,412
San Bernardino CA Community College District GO	5.000%	8/1/48	3,750	4,128
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	15,130
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,325
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,361
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	13,729
San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,425
San Diego CA Unified School District GO	0.000%	7/1/35	3,605	1,860
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,576
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	24,195
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	5,913
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,193
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,896
San Dieguito CA Union High School District GO	4.000%	8/1/42	7,805	7,893
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,244
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,224
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21 (Prere.)	390	419
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	2,000	2,190
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47	8,875	9,744
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	8,835	10,309
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	8,674
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	7,500	8,525
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,486
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,576
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/40	2,290	2,521
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41	2,885	3,173
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/42	2,105	2,313
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43	3,670	4,028
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/44	3,850	4,221
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/45	2,565	2,809
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,514
San Jose CA Airport Revenue	5.000%	3/1/47	5,000	5,481
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	4,640	4,996
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,587
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,683
San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	1,956
San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,279
Santa Clara CA Unified School District GO	4.000%	7/1/41	10,000	10,145
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41	1,750	1,941
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46	2,050	2,266
Santa Rosa CA High School District GO	5.000%	8/1/43 (4)	3,265	3,625
Southwestern California Community College District GO	5.000%	8/1/44	7,800	8,656
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,040
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,414
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/37	9,700	9,832
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	6,755	6,733
University of California Revenue	4.000%	5/15/35	5,000	5,142
University of California Revenue	5.000%	5/15/35	10,000	11,271
University of California Revenue	5.250%	5/15/37	3,000	3,376
University of California Revenue	5.000%	5/15/38	20,000	21,773
University of California Revenue	5.250%	5/15/38	10,000	11,232
University of California Revenue	5.250%	5/15/42	6,750	7,685
University of California Revenue	5.000%	5/15/43	5,000	5,599
University of California Revenue	5.000%	5/15/44	4,000	4,407
University of California Revenue	5.000%	5/15/46	3,000	3,298
University of California Revenue	4.000%	5/15/47	9,000	9,013
University of California Revenue	5.000%	5/15/48	25,250	28,168
University of California Revenue	5.000%	5/15/58	15,000	16,555

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	12,380
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31	5,110	5,842
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,072
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,123
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,109
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	5,843
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	8,934
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,746
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,390
5 Western Placer CA Unified School District GO	4.000%	8/1/43	4,050	4,037
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	4,924
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	10,500	11,117
				1,646,674
Colorado (1.6%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31	8,000	9,103
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30	1,050	1,102
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31	1,515	1,585
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41	2,000	2,203
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	5.000%	12/1/38	1,000	1,081
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	4.000%	12/1/48	2,500	2,334
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/40	3,500	3,842
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,203
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/47	7,000	7,647
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,188
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,253
Colorado Springs CO Utility System Revenue	5.000%	11/15/47	6,000	6,638
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,310
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,692
Denver CO City & County Airport Revenue	5.000%	12/1/43	10,000	11,094
Denver CO City & County Airport Revenue	5.000%	12/1/48	9,500	10,497
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	18,164
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	7,809
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	6,520	4,105
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31	4,470	4,664
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	5,000	5,173
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	15,015	15,516
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36	4,440	4,970
5 Thornton CO COP	4.000%	12/1/39	7,305	7,274
University of Colorado COP	4.000%	11/1/30	12,675	13,164
University of Colorado Enterprise System Revenue	4.000%	6/1/34	4,280	4,446
University of Colorado Enterprise System Revenue	4.000%	6/1/38	10,000	10,151
University of Colorado Enterprise System Revenue	4.000%	6/1/39	5,500	5,570
				185,778
Connecticut (0.5%)
Connecticut GO	5.000%	4/15/26	5,000	5,297
Connecticut GO	5.000%	10/15/26	4,140	4,416
Connecticut GO	5.000%	11/1/26	3,000	3,160
Connecticut GO	5.000%	4/15/28	5,000	5,569
Connecticut GO	5.000%	10/15/31	1,850	1,947
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/42	10,000	10,435
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	2,640	2,697
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	1,540	1,580
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,070
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	7,519
Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,045	1,168
Hartford County CT Metropolitan District GO	5.000%	7/15/36	1,750	1,931
				53,789
Delaware (0.2%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/40	4,000	4,000
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/43	5,000	4,923
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55	8,940	9,602
University of Delaware Revenue	5.000%	11/1/32	1,990	2,179
University of Delaware Revenue	5.000%	11/1/33	1,000	1,093
				21,797

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/28	2,750	3,115
District of Columbia GO	4.000%	6/1/34	8,000	8,240
District of Columbia GO	5.000%	6/1/38	10,015	10,913
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33	9,235	10,073
District of Columbia Revenue (Catholic University of America)	5.000%	10/1/47	7,000	7,531
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29	3,560	3,977
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30	3,025	3,365
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	5,795	6,462
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	7,945	8,805
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	10,787
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,822
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/30	5,000	5,710
				86,800
Florida (4.6%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	3,750	3,883
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	10,075	10,608
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,145
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,543
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,355
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,063
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/20 (Prere.)	17,500	18,525
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,174
Collier County FL Special Obligation Revenue	5.000%	7/1/20 (Prere.)	3,000	3,142
Deerfield Beach FL Capital Improvement Revenue	5.250%	12/1/41	5,550	6,344
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,755
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	15,995	16,700
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,077
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,019
Gainesville FL Utilities System Revenue	5.000%	10/1/33	6,000	6,817
Gainesville FL Utilities System Revenue	5.000%	10/1/36	7,575	8,519
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37	4,990	5,155
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	13,030	13,851
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	1,920	1,987
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,606
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35	2,015	2,039
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,511
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/35	1,440	1,598
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,105
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,167
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	2,500	2,669
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,166
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,165
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,822
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,023
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,015	1,135
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	5,000	5,352
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	4,830	4,935
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	10,000	10,142
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,085
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,010	2,100
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/19 (Prere.)	9,000	9,287
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/19 (Prere.)	4,720	4,881
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20 (Prere.)	4,110	4,356
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,147
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,146
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,094
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	1,090	1,147
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41	20,480	22,442
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36	885	965
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	9,848
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35	3,320	3,635

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,118
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37	12,485	13,592
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,743
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,457
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	10,787
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,560	2,746
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32	11,860	12,207
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,575	8,159
North Brevard County FL Hospital District Revenue	5.000%	1/1/42	4,575	4,766
North Brevard County FL Hospital District Revenue	5.000%	1/1/48	13,555	14,059
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,318
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,090	2,204
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/47	7,500	7,923
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	1,500	1,643
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36 (4)	2,250	2,461
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38 (4)	2,335	2,528
6 Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,848
7 Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	6,062
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,125	2,252
Putnam County FL Development Authority Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42	12,000	13,000
Sarasota County FL Health Facilities Authority Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,783
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/19 (Prere.)	10,000	10,238
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	15,000	16,254
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,069
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/47	16,035	17,460
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,319
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,090
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,170
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,350	3,792
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,610	2,941
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,529
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,265	5,900
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	6,860	7,172
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,084
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,839
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	2,050	2,217
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	7,960
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48	4,500	4,903
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,600	1,758
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,525	1,676
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,750	1,923
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	11,728
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,036
				531,954
Georgia (2.1%)
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,349
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,798
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,343
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,939
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,402
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,772
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,085
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,530
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,320
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	7,425	7,907
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/47	6,510	6,885
Dalton GA Combined Utilities Revenue	4.000%	3/1/34	750	750
Dalton GA Combined Utilities Revenue	4.000%	3/1/35	1,000	995
Dalton GA Combined Utilities Revenue	4.000%	3/1/36	1,430	1,414
Dalton GA Combined Utilities Revenue	4.000%	3/1/37	1,615	1,590
Dalton GA Combined Utilities Revenue	4.000%	3/1/38	2,000	1,958
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	10,555	11,626
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,060	3,278
Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,022
Forsyth County GA School District GO	5.000%	2/1/38	2,000	2,274
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,899
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	4.000%	2/15/42	5,000	4,752

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/45	5,000	5,349
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.500%	8/15/54	10,000	11,161
Georgia GO	5.000%	7/1/21 (Prere.)	2,000	2,147
Georgia GO	5.000%	2/1/29	6,500	7,552
Georgia GO	5.000%	2/1/30	11,420	13,213
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,265	4,603
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,507
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/43	3,000	3,188
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/47	3,420	3,618
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,456
Henry County GA School District GO	4.000%	8/1/30	5,000	5,308
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	3,405	3,480
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	4,500	4,599
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	17,162
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	13,380
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,835	17,621
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,843
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	2,000	2,189
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,244
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,537
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34	5,000	5,010
				243,055
Guam (0.1%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/31	2,950	3,156
Guam Government Business Privilege Tax Revenue	5.000%	1/1/32	1,165	1,202
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/33	1,315	1,396
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/34	1,500	1,586
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/35	1,040	1,096
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	1,000	1,050
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,412
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,472
				13,370
Hawaii (1.2%)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Hawaii Pacific Health Obligated Group)	5.500%	7/1/38	4,360	4,769
Hawaii GO	4.000%	10/1/27	3,745	4,033
Hawaii GO	5.000%	1/1/30	3,000	3,472
Hawaii GO	4.000%	4/1/30	7,500	7,878
Hawaii GO	4.000%	10/1/30	15,460	16,263
Hawaii GO	4.000%	4/1/31	7,500	7,823
Hawaii GO	4.000%	10/1/31	6,640	6,938
Hawaii GO	5.000%	1/1/33	3,125	3,569
Hawaii GO	4.000%	10/1/33	3,750	3,876
Hawaii GO	5.000%	1/1/35	7,700	8,715
Hawaii GO	5.000%	1/1/37	18,700	21,038
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,251
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,262
Honolulu HI City & County GO	5.000%	10/1/32	6,840	7,697
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	9,610	10,174
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40	10,000	11,015
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/42	7,500	7,505
University of Hawaii Revenue	6.000%	10/1/19 (Prere.)	2,500	2,591
				137,869
Idaho (0.3%)
8 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,748
8 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	16,054
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/36	4,200	4,574
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project)	5.000%	3/1/37	3,060	3,322
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,021
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47	1,250	1,344
				38,063
Illinois (7.3%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,895	6,332
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	9,030	6,034

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,742
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	683
Chicago IL Board of Education GO	5.000%	12/1/32 (4)	1,500	1,634
Chicago IL Board of Education GO	5.000%	12/1/35 (4)	1,000	1,077
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	3,164
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	15,244
Chicago IL Board of Education GO	5.000%	12/1/44	5,000	5,007
Chicago IL Board of Education GO	5.000%	12/1/46	12,000	11,999
Chicago IL Board of Education GO	7.000%	12/1/46	1,815	2,115
Chicago IL GO	5.000%	1/1/34	8,000	8,219
Chicago IL GO	5.000%	1/1/38	2,000	2,048
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	7,952
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,367
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,143
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,272
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	26,870	29,476
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	5,615	6,101
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	5,000	5,447
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38	7,000	7,527
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41	3,400	3,640
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42	12,000	13,167
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	9,973
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,140
Chicago IL Park District GO	5.000%	1/1/40	6,505	6,852
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	28,370
Chicago IL Sales Tax Revenue	5.000%	1/1/20 (Prere.)	4,265	4,405
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	2,055	2,240
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	6,728
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,578
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,161
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44	9,750	10,251
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,610
8 Chicago IL Water Revenue TOB VRDO	1.780%	11/7/18	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	7,896
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,346
Cook County IL Community College District GO	5.000%	12/1/47 (15)	7,500	7,839
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,041
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,581
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	17,444
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/22 (Prere.)	45	49
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,705	8,210
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,321
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	18,996
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,623
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,410
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	20,000	21,369
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/19 (Prere.)	4,000	4,125
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/19 (Prere.)	15,000	15,406
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,345
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	3,250	3,322
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	10,375	10,661
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,051
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,108
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	20,000	21,122
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	15,398
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,316
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32	3,080	3,098
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33	1,110	1,113
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34	2,800	2,768
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,275	1,327
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,276
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	5,000	5,310
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,171
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	2,894
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	1,896
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	5,000	5,432
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	16,612
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/20 (Prere.)	5,120	5,335
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21 (Prere.)	3,000	3,237
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	842

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,088
Illinois GO	5.000%	3/1/21	4,000	4,119
Illinois GO	5.000%	8/1/21	7,000	7,239
Illinois GO	5.000%	12/1/22	7,450	7,742
Illinois GO	5.000%	11/1/23	5,000	5,213
Illinois GO	5.000%	11/1/23	9,860	10,280
Illinois GO	5.000%	8/1/24	9,000	9,310
Illinois GO	5.000%	2/1/25	1,630	1,689
Illinois GO	5.500%	7/1/25	2,800	3,002
Illinois GO	5.000%	8/1/25	5,110	5,275
Illinois GO	5.000%	11/1/26	55,125	57,259
Illinois GO	5.000%	10/1/27	4,000	4,151
Illinois GO	5.000%	10/1/28	3,000	3,099
Illinois GO	5.000%	10/1/29	2,000	2,052
Illinois GO	5.250%	7/1/30	5,000	5,213
Illinois GO	5.000%	10/1/30	1,500	1,533
Illinois GO	5.250%	2/1/32	8,075	8,336
Illinois GO	5.250%	2/1/33 (4)	5,200	5,622
Illinois GO	5.500%	7/1/33 (4)	3,350	3,594
Illinois GO	5.000%	10/1/33	1,500	1,526
Illinois GO	4.000%	12/1/33	12,000	10,822
Illinois GO	5.250%	2/1/34 (4)	3,125	3,377
Illinois GO	5.000%	5/1/34	2,000	2,028
Illinois GO	5.500%	7/1/38	7,500	7,841
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	5,830	6,119
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,102
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	10,850
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,684
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	16,599
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	14,000	15,188
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,629
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	9,356
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,669
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/33 (14)	10,000	4,774
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,197
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	6,000	1,710
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,122
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	17,500	9,594
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/37 (14)	4,500	1,752
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	3,965	4,028
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/51	21,500	3,620
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	1,000	1,055
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/56	54,500	6,966
Metropolitan Pier & Exposition Authority IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	7,500	3,884
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	6,375	6,780
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	15,000	16,383
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,459
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,188
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	114
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	8,880
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	8,635
				846,205
Indiana (1.5%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/29	1,295	1,488
Ball State University Student Fee Indiana Revenue	5.000%	7/1/30	850	968
Ball State University Student Fee Indiana Revenue	5.000%	7/1/31	400	453
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,215	10,266
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/38	3,000	3,236
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51	13,000	13,457
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/19 (Prere.)	3,000	3,094

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41	12,815	13,793
	Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,120
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	6,850
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,161
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,875
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,974
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,331
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34	8,760	9,950
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,835
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,535
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,662
	Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41	11,335	12,297
	Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46	7,140	7,726
	Indianapolis IN Local Public Improvement Bond Bank Revenue
	(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	9,385
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	1,955	1,967
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	8,045	8,094
	Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32	1,000	1,101
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	7,842
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,278
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,399
					178,137
Iowa (0.4%)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	35	35
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,847
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	6,240	6,626
	Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,377
	Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	12,588
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46	10,700	11,853
					48,326
Kansas (0.4%)
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	5,000	5,254
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	4,000	4,181
	Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,491
	Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,165	4,555
	Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,428
	Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	5,694
	Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,752
	Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,726
	Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	17,911
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	2,988
					51,980
Kentucky (0.7%)
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.000%	8/15/41	6,700	6,985
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,240	6,444
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.000%	8/15/46	5,300	5,506
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,585	9,968
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	10,000	10,501
9	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	0.000%	7/1/34	2,000	1,846
[10]	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	0.000%	7/1/43	10,000	9,152
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	5.750%	7/1/49	11,900	12,761
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	6.000%	7/1/53	5,000	5,420
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue
	(Norton Healthcare Obligated Group)	5.750%	10/1/42	13,020	14,338
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,065	1,108
	Warren County KY Hospital Revenue
	(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35	1,620	1,720
					85,749

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	5,984
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	5,841
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30 (4)	1,300	1,475
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32 (4)	1,500	1,691
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,565
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,280	1,429
Lafayette LA Utilities Revenue	4.000%	11/1/31 (4)	1,270	1,321
Lafayette LA Utilities Revenue	4.000%	11/1/32 (4)	1,500	1,546
Lafayette LA Utilities Revenue	4.000%	11/1/33 (4)	1,000	1,024
Lafayette LA Utilities Revenue	4.000%	11/1/34 (4)	1,175	1,199
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,608
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,676
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20 (Prere.)	14,000	14,956
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,391
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,292
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,102
Louisiana State University Revenue	5.000%	7/1/25	505	555
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,280	1,412
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,496
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,183
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,165
St. Tammany Parish LA Hospital Service District No. 1 Hospital Revenue	5.000%	7/1/48	5,000	5,339
				74,250
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,010	4,325
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,442
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48	3,020	3,265
Maine Health & Higher Educational Facilities Authority Revenue
(Stephens Memorial Hospital Association)	5.000%	7/1/39	5,100	5,444
5 Maine Municipal Bond Bank Revenue	4.000%	11/1/34	1,650	1,701
Maine Turnpike Authority Revenue	4.000%	7/1/37	1,500	1,517
Maine Turnpike Authority Revenue	4.000%	7/1/38	1,850	1,865
				20,559
Maryland (2.6%)
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,129
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,370
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,115
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,419
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,102
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,372
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	5,597
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,470
Frederick County MD GO	5.000%	2/1/28	1,550	1,829
Frederick County MD GO	5.000%	2/1/29	1,400	1,660
Frederick County MD GO	5.000%	2/1/30	2,685	3,197
Howard County MD GO	4.000%	2/15/33	8,200	8,552
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,053
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/35	2,000	2,171
Maryland GO	5.000%	3/15/27	27,250	31,938
Maryland GO	4.000%	6/1/29	25,000	26,553
Maryland GO	5.000%	3/15/31	20,000	23,228
Maryland Health & Higher Educational Facilities Authority Revenue
(LifeBridge Health Obligated Group)	4.000%	7/1/42	3,830	3,795
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,728
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (ETM)	7,330	8,202
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.000%	7/1/48	7,000	6,729
Montgomery County MD GO	4.000%	12/1/34	15,000	15,424
5 Montgomery County MD GO	3.750%	11/1/38	16,500	16,181
Prince Georges County MD GO	5.000%	7/15/33	20,240	23,385
Prince Georges County MD GO	5.000%	7/15/34	18,740	21,584
Prince Georges County MD GO	5.000%	10/1/43	15,780	17,428
University System of Maryland Revenue	5.000%	4/1/27	4,235	4,967
University System of Maryland Revenue	5.000%	4/1/30	6,180	7,187

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/32	14,725	15,492
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47	10,205	10,264
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34	7,315	7,510
				302,631
Massachusetts (2.3%)
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	5,605	5,939
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,458
Massachusetts College Building Authority Revenue	5.000%	5/1/20 (Prere.)	2,500	2,607
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,290
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,439
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/30	2,770	3,053
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43	15,000	15,944
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	7,954
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,643
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42	4,800	5,128
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/43	1,515	1,599
Massachusetts Development Finance Agency Revenue (Emmanuel College)	4.000%	10/1/46	4,845	4,433
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33	24,745	28,162
5 Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38	2,000	2,000
5 Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46	3,000	2,999
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,183
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,391
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/43	3,015	3,197
Massachusetts GO	4.000%	9/1/31	12,500	13,020
Massachusetts GO	4.000%	9/1/32	7,500	7,781
Massachusetts GO	3.000%	11/1/35	3,000	2,650
Massachusetts GO	5.000%	8/1/36	9,855	10,472
Massachusetts GO	5.000%	1/1/38	5,175	5,783
Massachusetts GO	5.000%	7/1/40	1,250	1,368
Massachusetts GO	5.000%	11/1/42	4,500	4,981
Massachusetts GO	4.000%	5/1/48	10,000	9,847
Massachusetts GO	5.000%	9/1/48	15,000	16,659
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	10,980
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,090
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,216
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46	3,000	3,306
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	7,500	8,469
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	8,598
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	1,335	1,378
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	180	193
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	820	880
Massachusetts Water Resources Authority Revenue	5.000%	8/1/32	9,665	10,942
Massachusetts Water Resources Authority Revenue	5.000%	8/1/32	5,640	6,385
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33	2,000	2,255
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33	1,145	1,318
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34	4,000	4,591
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	3,500	3,992
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	4,783
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	3,000	3,244
				265,600
Michigan (2.8%)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,059
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,669
Downriver Utility Wastewater Authority Michigan Revenue	5.000%	4/1/43 (4)	2,250	2,418
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,096
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,176
Eastern Michigan University Revenue	5.000%	3/1/33 (15)	1,000	1,107
Eastern Michigan University Revenue	5.000%	3/1/36 (15)	1,000	1,096
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	10,000	10,085
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46	20,000	21,403
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	18,784
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/41	3,300	3,529
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/45	3,000	3,199
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,840	11,325
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	5.000%	11/15/37	3,875	4,068
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,320	9,205
Michigan Building Authority Revenue	5.000%	4/15/29	3,070	3,467
Michigan Building Authority Revenue	5.000%	10/15/29	1,560	1,725
Michigan Building Authority Revenue	5.000%	4/15/31	12,020	13,454

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Building Authority Revenue	5.000%	4/15/38	2,015	2,217
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,062
Michigan Building Authority Revenue	5.000%	10/15/45	4,900	5,366
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,185
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	8,625
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,369
Michigan Finance Authority Revenue	5.000%	11/1/43	6,000	6,584
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	500	556
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,335
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,000	1,100
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,390
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,374
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,053
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,246
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	3,880
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,367
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	14,535
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,443
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36	2,345	2,350
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/37	3,500	3,831
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42	1,875	2,039
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/47	4,000	4,240
Michigan GO	4.000%	5/1/29	17,425	18,623
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,188
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,217
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,427
Michigan State University Revenue	5.000%	8/15/27	1,060	1,175
Michigan Strategic Fund Limited Obligation Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	4,983
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,015
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,323
Royal Oak MI GO	5.000%	4/1/43	2,600	2,832
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,232
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39	8,245	8,792
University of Michigan Revenue	5.000%	4/1/47	13,375	14,898
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,520	2,742
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,424
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	3,500	3,795
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,275
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40	2,890	3,145
Wayne State University Michigan Revenue	5.000%	11/15/35	1,100	1,213
Wayne State University Michigan Revenue	5.000%	11/15/38	2,220	2,438
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,205
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,215
				331,169
Minnesota (1.2%)
5 Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/43	5,000	4,838
5 Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48	5,000	4,774
5 Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/58	6,250	6,446
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26	2,000	2,241
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,256
Hastings MN Independent School District No. 200 GO	0.000%	2/1/29	3,425	2,429
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	3,510	3,878
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,258
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/48	5,000	4,773
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	11,641
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,016
Minnesota COP	5.000%	6/1/31	3,730	4,145
Minnesota GO	5.000%	8/1/34	18,000	20,195
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/34	400	408
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/35	400	407
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/36	500	507
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/37	500	506
Prior Lake-Savage MN Independent School District No. 719 GO	0.000%	2/1/29	5,690	3,982
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,033
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,188
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33	5,000	5,994
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34	10,000	12,006
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35	2,500	3,000

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	4.000%	11/15/43	3,480	3,378
St. Paul MN Housing & Redevelopment Authority Health Care Revenue
(Fairview Health Services Obligated Group)	5.000%	11/15/47	5,000	5,337
University of Minnesota Revenue	5.000%	4/1/36	1,810	2,016
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/49	12,250	13,618
				140,270
Mississippi (0.3%)
Jackson MS Public School District GO	5.000%	4/1/28	1,695	1,887
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,213
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/23 (Prere.)	2,500	2,825
S.M. Educational Building Corp. Mississippi Revenue
(Residence Hall Construction & Refunding Project)	5.000%	3/1/23 (Prere.)	14,490	16,093
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,135
				31,153
Missouri (1.3%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/44	4,670	5,061
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,164
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,774
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,120	11,196
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35	1,520	1,565
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36	2,500	2,564
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37	1,250	1,279
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38	2,500	2,536
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,069
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,675
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,331
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,409
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/31	4,280	4,921
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46	3,000	3,309
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	2,804
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	740	742
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/48	12,500	13,425
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34	5,000	5,058
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39	5,000	4,938
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/42	5,000	4,888
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/42	5,000	5,439
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/49	10,000	9,621
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,004
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	3,817
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	8,245	9,527
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,248
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	10,999
				154,363
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,605
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,747
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,505	1,556
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,082
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	934
Montana Facility Finance Authority Health Facilities Revenue
(Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/48	9,230	9,974
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,837
				21,735
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,279
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,597
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	2,803
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,343
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/34	1,000	1,104
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/35	2,000	2,201
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/37	1,000	1,094
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/45	2,500	2,670

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,043
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36	1,010	1,137
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,149
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,356
				38,776
Nevada (0.8%)
Clark County NV GO	4.000%	6/1/32	4,000	4,132
Clark County NV GO	4.000%	7/1/47	10,000	9,848
5 Clark County NV School District GO	4.000%	12/1/39	23,100	23,119
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/43	15,000	16,254
Las Vegas NV GO	4.000%	9/1/32	8,860	9,144
Las Vegas NV GO	4.000%	9/1/33	9,220	9,455
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,090
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,141
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,184
				88,367
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/19 (Prere.)	2,400	2,471
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,457
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	7,955	8,382
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21 (Prere.)	8,000	8,785
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,044
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	665
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,035
				23,839
New Jersey (2.9%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,335
New Jersey Economic Development Authority Revenue	5.000%	6/15/36	2,000	2,085
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,189
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,313
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,088
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31 (4)	1,760	1,923
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32 (4)	2,250	2,266
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,018
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,482
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,749
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47	10,025	9,692
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health Obligated Group)	5.000%	7/1/27	5,755	6,479
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health Obligated Group)	5.000%	7/1/29	2,670	2,966
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41	3,600	3,741
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,392
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	550	560
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,104
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,745
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	4,200	4,586
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,772
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,772
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	2,000	2,166
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	3,045	3,234
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	3,045	3,223
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,420	1,496
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	2,795	2,736
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38	3,055	2,927
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28	12,000	12,688
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,925	2,015
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,623
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	7,300	7,640
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	10,000	10,265
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	5,180	5,584
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,299
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,253

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	5,000	3,779
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,106
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	12,000	8,141
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	7,798
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	9,246
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,795	11,849
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	13,486
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	5,589
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	17,150	17,439
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,000	9,998
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	3,420	3,394
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,129
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34	2,000	2,168
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,900	2,051
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	31,385	32,397
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	24,000	24,309
				338,285
New Mexico (0.5%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27	1,515	1,755
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,883
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/19 (Prere.)	6,500	6,646
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	4.000%	8/1/33	6,705	6,781
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	4.000%	8/1/34	9,860	9,941
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	15,025	16,109
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/44	10,100	10,902
				54,017
New York (14.1%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,314
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,329
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,085
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21 (Prere.)	17,785	19,234
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	2,455	2,735
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45	5,000	5,464
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	10,945	11,712
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37	2,000	2,207
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,181
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41	3,250	3,542
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	17,000	18,502
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46	1,735	1,885
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,201
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,152
New York City NY GO	5.000%	8/1/26	8,065	9,213
New York City NY GO	5.000%	8/1/31	5,000	5,321
New York City NY GO	5.000%	3/1/32	5,000	5,454
New York City NY GO	4.000%	8/1/32	5,000	5,172
New York City NY GO	5.000%	8/1/32	5,000	5,315
New York City NY GO	5.000%	10/1/32	5,260	5,704
New York City NY GO	5.000%	4/1/34	7,000	7,908
New York City NY GO	5.000%	12/1/34	16,310	18,262
New York City NY GO	5.000%	8/1/35	1,500	1,591
New York City NY GO	5.000%	10/1/35	5,000	5,615
New York City NY GO	4.000%	8/1/36	7,500	7,665
New York City NY GO	5.000%	8/1/37	7,690	8,505
New York City NY GO	5.000%	10/1/37	5,000	5,586
New York City NY GO	5.000%	12/1/38	14,545	16,112
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53	9,000	8,671
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	8,115
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	4,182
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	8,264
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	13,775	14,784
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,000	10,732
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	8,000	8,959
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	6,987

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,795
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	9,819
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,576
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,503
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	11,372
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	21,882
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	22,287
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,596
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,334
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,807
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,436
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	20,000	21,996
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/47	1,150	1,138
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/48	10,000	9,863
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48	5,000	5,491
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,410
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	17,034
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	865
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	4,200	4,789
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,319
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	10,761
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	2,952
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	10,500	10,516
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	8,000	8,701
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,055	16,394
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	5,000	5,575
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	16,965	19,221
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,065
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,709
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,360
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	4,215	4,668
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	315	319
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	15,675	17,723
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	11,335	12,715
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	7,000	7,775
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	9,421
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	10,946
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	10,000	10,112
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	8,000	8,106
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	9,795
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	7,000	7,086
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,000	6,075
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	7,820
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38	6,190	6,263
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	16,631
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	6,810	7,446
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	23,000	24,973
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/41	5,000	4,978
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	4,762
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	10,510	10,447
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	10,000	9,939
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/43	5,000	4,961
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39	8,000	8,012
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,669
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	5,000	5,630
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	9,550	10,745
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/38	10,000	11,203
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,285
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	793
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	5,130	5,593
8 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,465	14,884
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,191
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	7,976
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	20,168
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	12,148
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	7,500	7,979
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	4,675	5,107
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	1,325	1,448
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22 (Prere.)	4,500	4,991
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	5,000	5,603

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	11,935	13,376
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,127
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,000	6,595
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	6,030	6,618
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31	10,000	11,282
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,400	5,807
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	12,222
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,325
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	9,106
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	7,000	7,478
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	4,625	5,029
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,008
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57	3,000	3,280
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,750	3,869
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,000	3,256
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,426
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,178
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,178
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,530	13,442
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	20,973
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	9,155	10,218
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	13,581
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	3,000	3,256
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,051
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,035	10,753
8 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.660%	11/7/18 LOC	13,955	13,955
New York NY GO	3.500%	4/1/46	5,110	4,631
New York State Dormitory Authority Revenue	5.000%	3/15/29	33,090	38,636
New York State Dormitory Authority Revenue	5.000%	10/1/32	5,000	5,625
New York State Dormitory Authority Revenue	5.000%	10/1/33	3,000	3,359
New York State Dormitory Authority Revenue	5.000%	7/1/36	2,000	2,262
New York State Dormitory Authority Revenue	5.000%	7/1/38	2,900	3,262
New York State Dormitory Authority Revenue	4.000%	3/15/48	29,000	28,999
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	11,638
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,484
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,330	28,707
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31	7,000	7,222
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,120	9,769
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	10,706
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	23,231
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	10,000	10,162
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	10,000	11,101
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,399
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,203
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	20,000	21,761
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44	20,000	19,999
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,000	5,320
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46	1,000	1,084
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	11,385
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,446
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,267
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	24,857
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,705	11,978
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,594
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	19,916
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,565
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	5,860	6,433
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	3,725
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,414
New York State Thruway Authority Revenue	5.000%	1/1/29	2,000	2,313
New York State Thruway Authority Revenue	5.000%	1/1/30	2,065	2,374
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,418
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,785
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,025	5,713
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,198

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,461
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	10,899
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	4,000	4,566
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	2,000	2,245
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,346
Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,000	11,069
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	10,707
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	5,500	6,026
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	6,020	6,382
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/45	20,000	19,653
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,140	6,371
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	6,710	7,648
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	7,000	7,780
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,500	6,053
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	14,480	16,334
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37	7,500	7,706
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	19,000	21,046
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,211
				1,649,460
North Carolina (0.9%)
Board of Governors of the University of North Carolina Revenue
(University of North Carolina at Charlotte)	5.000%	10/1/42	4,500	4,962
Board of Governors of the University of North Carolina Revenue
(University of North Carolina at Charlotte)	5.000%	10/1/47	5,350	5,878
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,697
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28	1,000	1,140
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30	1,000	1,129
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32	1,825	2,048
Cabarrus County NC Installment Financing Contract Revenue	4.000%	6/1/34	1,000	1,032
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,120
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/31	3,010	3,053
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,602
North Carolina GAN	5.000%	3/1/28	20,020	22,460
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	580	614
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,025	3,159
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,454
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/37	1,100	1,151
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/42	1,155	1,200
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Methodist Retirement Homes Inc.)	5.000%	10/1/47	2,500	2,581
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31	12,000	13,356
University of North Carolina at Charlotte Revenue	4.000%	10/1/36	1,130	1,150
University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,105	1,120
University of North Carolina at Greensboro Revenue	4.000%	4/1/33	1,750	1,813
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46	5,000	5,378
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30	1,610	1,707
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31	1,500	1,581
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32	2,000	2,093
				99,478
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/48	4,000	4,092
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/53	5,000	5,095
				9,187
Ohio (3.3%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/46	18,000	19,151
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,533
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,376
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36	2,250	2,216
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	3,750	3,648
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38	7,600	7,367
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	4,000	4,341
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36	2,445	2,689
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55	6,000	6,619
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/33	2,050	2,029

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brunswick OH City School District GO	5.250%	12/1/48	4,000	4,390
Brunswick OH City School District GO	5.250%	12/1/53	8,200	8,962
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,490	5,970
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,320
Butler County OH Hospital Facilities Revenue (UC Health)	5.000% 11/15/45		8,810	9,354
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,402
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,546
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,784
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	3,970
Columbus OH City School District GO	5.000%	12/1/42	8,000	8,826
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	14,500	14,955
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.750%	2/15/47	10,100	9,794
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	2,000	2,101
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	3,000	3,159
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	5,000	5,244
Cuyahoga OH Community College District GO	4.000%	12/1/34	3,000	3,093
Euclid OH City School District GO	4.750%	1/15/54	6,685	6,924
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,380
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,493
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47	9,000	8,746
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47	2,380	2,560
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	30,000	32,110
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,700	4,841
Highland OH Local School District GO	5.250%	12/1/54	3,000	3,276
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	1,875	2,024
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	1,155	1,255
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,135	2,320
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,220	3,569
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	3,395	3,534
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48	7,250	7,566
North Royalton OH City School District GO	4.000%	12/1/32	600	619
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49	5,000	5,464
Ohio GO	5.000%	6/15/30	8,995	10,195
Ohio GO	5.000%	2/1/32	10,000	11,238
Ohio GO	5.000%	2/1/34	8,490	9,483
Ohio GO	5.000%	2/1/36	9,885	10,973
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	1,750	1,822
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,238
Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	10,604
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	7,614
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30	7,570	7,898
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31	19,600	20,355
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	23,186
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,712
Upper Arlington OH School District GO	5.000%	12/1/48	4,000	4,447
				385,285
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/47	2,000	2,201
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34	2,000	2,071
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38	5,500	6,140
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,128
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,030	5,127
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	5,000	5,487
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	8,754
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/30	12,575	13,077
				47,985
Oregon (1.2%)
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,400	1,457
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,575	1,628
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,091
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,014
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33	1,000	1,007
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34	500	502
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35	1,000	999
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48	5,000	5,289
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	733
Multnomah County OR GO	4.000%	6/1/39	3,405	3,482

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Multnomah County OR GO	4.000%	6/1/40	3,545	3,617
Multnomah County OR GO	4.000%	6/1/41	3,685	3,757
Multnomah County OR GO	4.000%	6/1/42	3,830	3,874
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	555	592
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,670	4,200
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	4,000	4,559
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37	6,185	6,918
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,365	4,903
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/41	4,700	4,741
Oregon GO	5.000%	5/1/31	685	796
Oregon GO	5.000%	6/1/31	645	750
Oregon GO	5.000%	5/1/32	460	532
Oregon GO	5.000%	6/1/32	305	353
Oregon GO	4.000%	8/1/32	3,000	3,158
Oregon GO	5.000%	5/1/33	280	323
Oregon GO	5.000%	6/1/33	390	450
Oregon GO	5.000%	5/1/34	1,280	1,469
Oregon GO	5.000%	6/1/34	500	574
Oregon GO	5.000%	6/1/35	500	572
Oregon GO	5.000%	5/1/36	1,000	1,139
Oregon GO	5.000%	6/1/36	685	781
Oregon GO	5.000%	5/1/37	700	795
Oregon GO	5.000%	6/1/37	1,560	1,774
Oregon GO	5.000%	5/1/38	650	736
Port of Portland OR International Airport Revenue	5.000%	7/1/47	3,000	3,277
Portland OR Sewer System Revenue	4.500%	5/1/32	9,475	10,257
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/43	750	799
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/48	1,000	1,061
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/53	2,500	2,640
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	5,000	5,339
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29	5,020	5,736
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30	4,760	5,410
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/43	17,000	18,990
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	7,585	7,648
Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/33	2,850	3,234
				140,956
Pennsylvania (5.4%)
2 Allegheny County PA GO	5.000%	11/1/28	5,045	5,742
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44	5,000	4,667
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47	16,000	16,897
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,607
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,287
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,382
Altoona PA Area School District PA GO	5.000%	12/1/39 (15)	2,000	2,168
Altoona PA Area School District PA GO	5.000%	12/1/45 (15)	1,500	1,618
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36	1,815	1,948
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,674
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50	7,500	7,883
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,223
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	16,439
Chester County PA Health & Education Facilities Authority Revenue
(Main Line Health System Inc. Obligated Group)	5.000%	10/1/32	1,490	1,677
Chester County PA Health & Education Facilities Authority Revenue
(Main Line Health System Inc. Obligated Group)	4.000%	10/1/36	1,800	1,811
Chester County PA Health & Education Facilities Authority Revenue
(Main Line Health System Inc. Obligated Group)	4.000%	10/1/42	6,000	5,891
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34	1,875	2,053
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35	6,000	6,543
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39 (4)	2,625	2,574
Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30	1,905	1,986
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31	825	924
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32	920	1,029
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33	2,625	2,928
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34	2,000	2,224
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35	2,160	2,397
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.580%	11/7/18 LOC	4,400	4,400
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,511
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,107
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47	5,000	4,843

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36	2,000	2,161
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,155	3,625
	Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,760
	Montgomery County PA Higher Education & Health Authority Revenue
	(Thomas Jefferson University)	5.000%	9/1/32	2,625	2,931
	Montgomery County PA Higher Education & Health Authority Revenue
	(Thomas Jefferson University)	5.000%	9/1/33	2,000	2,221
	Montgomery County PA Industrial Development Authority Health Services Revenue
	(Albert Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,267
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21 (Prere.)	3,000	3,419
	Montgomery County PA Industrial Development Authority Revenue
	(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,390	2,724
	Moon Industrial Development Authority Pennsylvania Revenue
	(Baptist Home Society Obligated Group)	6.000%	7/1/45	6,140	6,420
	Moon Industrial Development Authority Pennsylvania Revenue
	(Baptist Home Society Obligated Group)	6.125%	7/1/50	5,015	5,264
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	11,438
	Pennsylvania COP	5.000%	7/1/43	2,000	2,137
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,302
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,252
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35	6,660	6,644
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	12,848
	Pennsylvania GO	4.000%	8/15/28 (4)	15,000	15,792
	Pennsylvania GO	4.000%	3/1/33 (4)	10,000	10,171
	Pennsylvania GO	4.000%	3/1/34 (4)	10,000	10,140
	Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,026
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,056
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,347
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,326
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,207
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,602
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,601
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,157
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	19,614
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	4.000%	8/15/32	2,750	2,862
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Trustees of the University of Pennsylvania)	4.000%	8/15/33	1,555	1,611
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/33	2,850	3,194
	Pennsylvania Higher Educational Facilities Authority Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/40	8,000	8,709
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
	(University Properties Inc.)	5.000%	7/1/42	4,790	4,866
	Pennsylvania State University Revenue	5.000%	9/1/27	830	963
	Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,142
	Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,426
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23 (Prere.)	9,015	10,335
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23 (Prere.)	7,255	8,317
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,058
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,289
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43	5,100	5,564
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,104
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,002
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	15,990	16,496
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	6,524
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	12,527
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,314
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,785	1,964
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	4,030	4,412
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	14,416
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,018
[11]	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,220
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	11,574
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,050	5,427
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,920	15,952
[12]	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,510
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,270	12,999
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,025	5,403

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	17,319
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	6,874
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	11,450	3,954
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,052
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,808
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,544
Philadelphia PA Authority for Industrial Development Revenue
(The Children’s Hospital of Philadelphia Project)	4.000%	7/1/37	5,000	5,018
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47	6,150	5,798
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,115	1,228
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,150	1,261
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,700	1,856
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,600	1,742
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	3,700	3,988
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	7,000	7,517
Philadelphia PA GO	5.000%	8/1/29	5,735	6,295
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	3,000	3,152
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,160
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	10,500	11,269
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,148
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/33 (4)	2,500	2,718
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23 (Prere.)	3,000	3,352
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23 (Prere.)	4,210	4,704
York County PA GO	4.000%	3/1/35	3,000	3,056
				628,896
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	8,007
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,743
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	425	435
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	10,520
				21,705
South Carolina (1.6%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,409
Charleston County SC GO	4.000%	11/1/30	5,715	6,006
Charleston County SC GO	4.000%	11/1/31	6,110	6,397
Charleston County SC GO	4.000%	11/1/32	6,520	6,790
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/29	2,500	2,780
8 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	1.650%	11/7/18	7,250	7,250
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/30	1,000	1,009
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32	1,400	1,403
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,250
North Charleston SC Revenue	5.000%	10/1/40	7,000	7,466
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	10,000	10,462
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,787
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,649
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38	5,305	5,705
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	12,600	13,374
South Carolina Public Service Authority Revenue	5.000%	1/1/19 (Prere.)	1,070	1,075
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	9,205	9,259
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	800
South Carolina Public Service Authority Revenue	5.000%	12/1/26	2,500	2,627
South Carolina Public Service Authority Revenue	5.000%	12/1/31	5,000	5,320
South Carolina Public Service Authority Revenue	5.000%	12/1/33	5,000	5,344
South Carolina Public Service Authority Revenue	5.000%	12/1/33	2,500	2,682
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,085	10,488
South Carolina Public Service Authority Revenue	5.000%	12/1/39	4,325	4,518
South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,085	1,114
South Carolina Public Service Authority Revenue	5.125%	12/1/43	1,715	1,786
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,935	6,147
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	10,595
South Carolina Public Service Authority Revenue	5.250%	12/1/55	10,500	11,110
South Carolina Public Service Authority Revenue	5.000%	12/1/56	12,500	12,979
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/30	1,870	2,140
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/31	2,045	2,330

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/32	2,145	2,435
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/34	865	976
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/40	9,075	10,068
				191,530
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	4.000%	7/1/34	9,710	9,731
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35	3,020	3,276
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,726
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,063
				24,796
Tennessee (1.3%)
Chattanooga TN Health Educational & Housing Facility Board Revenue
(Catholic Health Initiatives)	5.250%	1/1/45	14,005	14,724
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,545	2,686
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,675
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	11,898
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/42	8,880	9,932
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,000	7,244
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46	6,000	6,380
Metropolitan Government of Nashville & Davidson County TN Health and
Educational Facilities Revenue (Vanderbilt University Medical Center)	5.000%	7/1/48	5,000	5,348
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	760	797
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,025	1,117
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,905	10,710
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,735	4,126
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	6,888
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,452
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	22,182
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	15,000	15,528
Tennessee GO	5.000%	9/1/28	5,750	6,512
Tennessee GO	5.000%	9/1/29	2,500	2,824
Tennessee GO	5.000%	8/1/30	1,345	1,534
Tennessee GO	5.000%	9/1/34	700	781
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	625	643
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	1,510	1,540
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/47	5,000	5,562
Washington County TN GO	4.000%	6/1/29	3,260	3,455
				147,538
Texas (8.6%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,106
Arlington TX Special Tax Revenue	5.000%	2/15/41 (15)	6,000	6,437
Arlington TX Special Tax Revenue	5.000%	2/15/48 (4)	7,600	8,301
Arlington TX Special Tax Revenue	5.000%	2/15/48 (15)	15,000	15,906
Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,073
Austin TX Airport System Revenue	5.000%	11/15/46	11,010	11,941
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29	3,315	3,726
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	7,988
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	600	674
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/32	1,000	1,024
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33	485	495
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/36	755	835
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/37	525	579
Austin TX GO	5.000%	9/1/32	1,300	1,442
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,629
Austin TX Water & Wastewater System Revenue	5.000%	11/15/28	3,135	3,633
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29	5,160	5,945
Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	7,000	7,756
Austin TX Water & Wastewater System Revenue	5.000%	11/15/46	5,000	5,524
Belton TX Independent School District GO	5.000%	2/15/36	2,500	2,790
Belton TX Independent School District GO	5.000%	2/15/42	7,500	8,298
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,260	4,567
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,000	1,082
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21 (Prere.)	2,000	2,185
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	6,000	6,420
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,144

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,191
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,770
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,950	9,856
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	3,580	3,931
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,170
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,825	6,420
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,343
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,445	6,882
	Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,154
	El Paso County TX Community College District Revenue	5.000%	4/1/42 (4)	5,000	5,428
	El Paso TX GO	5.000%	8/15/27	3,625	4,147
	El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,605
	El Paso TX Independent School District GO	5.000%	8/15/42	10,000	10,964
	El Paso TX Water & Sewer Revenue	5.000%	3/1/30	3,545	4,036
	El Paso TX Water & Sewer Revenue	5.000%	3/1/31	1,120	1,265
	El Paso TX Water & Sewer Revenue	4.000%	3/1/35	1,750	1,819
	Friendswood TX Independent School District GO	4.000%	2/15/32	3,630	3,779
[13]	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	19,867
[13]	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,510	7,829
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	13,202
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	5.000%	12/1/35	8,240	8,809
	Harris County TX GO	5.000%	10/1/26	3,000	3,426
	Harris County TX Health Facilities Development Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,264
	Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,395
	Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,596
	Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,022
	Hays County TX GO	4.000%	2/15/31	2,265	2,370
	Hays County TX GO	4.000%	2/15/32	3,820	3,972
	Hays County TX GO	4.000%	2/15/32	3,135	3,270
	Hays County TX GO	4.000%	2/15/33	865	896
	Hays County TX GO	4.000%	2/15/33	3,320	3,438
	Hays County TX GO	5.000%	2/15/42	4,000	4,395
	Houston TX Airport System Revenue	5.000%	7/1/29	12,075	13,901
	Houston TX Airport System Revenue	5.000%	7/1/30	9,515	10,895
	Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,228
	Houston TX Airport System Revenue	5.000%	7/1/38	6,765	7,514
	Houston TX GO	5.000%	3/1/27	13,350	15,217
	Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	5,000	5,306
	Houston TX Utility System Revenue	5.000%	5/15/28	3,105	3,463
	Houston TX Utility System Revenue	5.000%	11/15/32	28,425	31,918
	Humble TX Independent School District GO	4.000%	2/15/28	10,290	10,887
	Lake Travis TX Independent School District GO	4.000%	2/15/33	1,000	1,041
	Lake Travis TX Independent School District GO	4.000%	2/15/34	1,000	1,038
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,510
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,235
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,124
	Laredo TX Community College District GO	5.000%	8/1/30	2,015	2,230
	Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,380
	Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,646
	Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,215
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	10
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	209
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	20
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,174
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/30	5,070	5,575
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/31	3,460	3,794
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/40	5,540	5,998
	Lubbock TX GO	4.000%	2/15/30	1,250	1,310
	Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,458
	Matagorda County TX Navigation District No. 1 Pollution Control Revenue
	(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	7,842
	Missouri City TX GO	4.000%	6/15/32	1,085	1,125
	New Hope TX Cultural Education Facilities Finance Corp. Revenue
	(CHF-Collegiate Housing Denton LLC)	5.000%	7/1/58 (4)	1,000	1,045

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,233
New Hope TX Cultural Education Facilities FinanceCorp. Hospital Revenue
(Children’s Health System of Texas Obligated Group)	5.000%	8/15/47	5,040	5,441
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,870	3,926
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,670
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,665
New Hope TX Cultural Education Facilities FinanceCorp. Revenue
(Collegiate Housing Denton, LLC Texas Woman’s University Housing Project)	5.000%	7/1/58 (4)	3,670	3,835
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	5,000	5,299
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	4,914
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	12,500	13,492
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,657
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,000	2,146
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	2,500	2,751
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,447
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,035
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,284
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,575
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,286
North Texas Tollway Authority System Revenue	5.000%	1/1/38	5,900	6,306
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,501
North Texas Tollway Authority System Revenue	5.000%	1/1/39	6,500	7,043
North Texas Tollway Authority System Revenue	5.000%	1/1/43	10,515	11,483
North Texas Tollway Authority System Revenue	5.000%	1/1/43	23,900	25,670
North Texas Tollway Authority System Revenue	5.000%	1/1/48	15,080	16,142
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,088
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/24	4,325	4,693
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/25	4,520	4,895
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,436
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/27	1,845	1,997
Pasadena TX GO	4.000%	2/15/32	1,500	1,556
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,290
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,620	6,175
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,200	6,901
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	6,996
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	5,000	5,484
San Antonio TX GO	4.000%	8/1/31	6,305	6,648
San Antonio TX GO	4.000%	8/1/32	7,360	7,699
San Antonio TX GO	4.000%	8/1/33	8,710	9,037
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,356
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,557
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,519
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,225
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/37	4,500	4,919
Texas GO	4.000%	5/15/32	2,250	2,335
Texas GO	5.000%	10/1/44	10,205	11,205
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	650	687
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,550	1,722
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,680	7,502
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	2,665	3,018
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,740	2,953
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,490	1,700
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	5,000	5,337
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,220
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,060	9,471
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,910	31,843
Texas State University System Financing System Revenue	5.000%	3/15/38	3,340	3,642
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,116
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,024
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	6,000	6,380

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	6,450	6,981
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,354
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	441
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	21,249
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	36
Texas Water Development Board Revenue	5.000%	4/15/29	3,000	3,476
Texas Water Development Board Revenue	5.000%	10/15/30	10,040	11,332
Texas Water Development Board Revenue	4.000%	10/15/32	5,000	5,214
Texas Water Development Board Revenue	4.000%	10/15/33	12,000	12,470
Texas Water Development Board Revenue	4.000%	10/15/34	13,000	13,421
United TX Independent School District GO	5.000%	8/15/28	2,355	2,665
United TX Independent School District GO	5.000%	8/15/29	2,535	2,859
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,816
University of Houston Texas Revenue	4.000%	2/15/37	16,205	16,419
University of North Texas Revenue	5.000%	4/15/33	3,200	3,599
University of North Texas Revenue	5.000%	4/15/34	3,000	3,363
University of North Texas Revenue	5.000%	4/15/36	3,000	3,337
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	7,713
Ysleta TX Independent School District GO	5.000%	8/15/45	10,905	11,864
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	10,936
				1,001,296
Utah (0.6%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,466
Salt Lake City UT Airport Revenue	5.000%	7/1/47	10,000	10,894
University of Utah Revenue	4.000%	8/1/33	1,000	1,041
University of Utah Revenue	4.000%	8/1/33	2,100	2,186
University of Utah Revenue	4.000%	8/1/34	1,175	1,220
University of Utah Revenue	4.000%	8/1/35	1,000	1,034
Utah Charter Academies Inc. School Revenue	5.000%	10/15/38	720	782
Utah Charter Academies Inc. School Revenue	5.000%	10/15/43	1,150	1,240
Utah Charter Academies Inc. School Revenue	5.000%	10/15/48	1,200	1,289
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41	16,500	18,070
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	3,110	3,409
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,200	6,427
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	19,128
				72,186
Virginia (1.8%)
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41 (4)	5,000	5,504
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	5,000	5,334
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,009
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,274
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	3,976
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,619
Fairfax County VA GO	5.000%	10/1/29	11,190	13,069
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,598
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.500%	5/15/19 (Prere.)	6,470	6,594
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,655
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/38	1,725	1,931
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/43	2,770	3,081
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,695
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	5.000%	1/1/42	695	735
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	5.000%	1/1/48	1,250	1,317
Loudoun County VA GO	4.000%	12/1/32	6,900	7,234
Loudoun County VA GO	4.000%	12/1/33	6,895	7,206
Norfolk VA Water Revenue	5.000%	11/1/27	9,215	10,850
Richmond VA GO	3.375%	3/1/41	3,000	2,648
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,759
University of Virginia Revenue	5.000%	6/1/37	8,000	8,788
University of Virginia Revenue	5.000%	4/1/45	5,000	5,564
Virginia Beach VA GO	5.000%	4/1/29	7,305	8,600
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	17,375	18,577
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21 (Prere.)	4,000	4,277
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22 (Prere.)	28,875	31,611

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/23 (Prere.)	8,335	8,957
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/23 (Prere.)	8,675	9,322
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30	4,000	4,242
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/31	4,420	4,671
Virginia Public Building Authority Revenue	5.000%	8/1/32	9,370	10,823
				211,520
Washington (1.4%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	14,922
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,139
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/42	2,075	2,293
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/47	3,450	3,799
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,446
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,456
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,398
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,079
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,605
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,776
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	4,811
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,022
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,542
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	2,000	2,137
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,049
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40	5,000	5,493
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	9,197
University of Washington Revenue	5.000%	7/1/34	2,000	2,157
Washington GO	5.000%	2/1/35	10,000	10,700
Washington GO	5.000%	8/1/35	2,000	2,123
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/33	2,315	2,604
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/34	3,860	4,328
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,396
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,102
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	12,391
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,307
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,148
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/35	3,000	3,225
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/36	2,500	2,678
Washington Health Care Facilities Authority Revenue
(Virginia Mason Medical Center Obligated Group)	5.000%	8/15/37	2,400	2,563
Washington Housing Finance Commission Multi-Family Housing Revenue
(The Hearthstone Project)	5.000%	7/1/48	2,400	2,403
Washington Housing Finance Commission Multi-Family Housing Revenue
(The Hearthstone Project)	5.000%	7/1/53	2,245	2,238
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,650
				163,177
West Virginia (0.6%)
Morgantown WV Combined Utility System Revenue	5.000%	12/1/41 (4)	7,000	7,615
Morgantown WV Combined Utility System Revenue	5.000%	12/1/46 (4)	6,320	6,852
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,796
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,632
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,648
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	20,000	21,530
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/51	2,500	2,272
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/52	2,500	2,636
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/29	3,000	3,462
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	2,975	3,412
West Virginia University Revenue	5.000%	10/1/36	5,985	6,339
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,368
				74,562
Wisconsin (1.7%)
Mount Pleasant WI Revenue (Village of Mount Pleasant)	5.000%	4/1/48	15,000	16,167
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	10,205
Wisconsin GO	5.000%	5/1/31	8,635	9,702

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	11/1/33	5,000	5,669
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	7,648
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/20 (Prere.)	6,785	7,107
Wisconsin Health & Educational Facilities Authority Revenue
(Advocate Aurora Health Obligated Group)	4.000%	8/15/35	1,440	1,442
Wisconsin Health & Educational Facilities Authority Revenue
(Advocate Aurora Health Obligated Group)	4.000%	8/15/36	1,600	1,594
Wisconsin Health & Educational Facilities Authority Revenue
(Advocate Aurora Health Obligated Group)	4.000%	8/15/37	5,000	4,961
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	2,270	2,401
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	3,880	4,104
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42	4,000	4,290
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/36	15,000	15,116
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/39	5,000	5,006
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20 (Prere.)	12,110	12,712
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/42	10,000	9,715
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	21,808
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	5,775
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,660
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	6,640
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,527
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,018
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,095
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,395
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,578
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	4.000%	2/15/34	5,630	5,592
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	4.000%	2/15/35	5,055	4,989
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	16,242
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/48	1,530	1,563
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/55	4,135	4,192
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	2,815	3,088
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,351
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,206
				203,558
Total Tax-Exempt Municipal Bonds (Cost $11,364,583)				11,418,280

			Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
[14] Vanguard Municipal Cash Management Fund (Cost $213,827)	1.620%		2,138,280	213,828
Total Investments (99.6%) (Cost $11,578,410)				11,632,108

Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard	599
Receivables for Investment Securities Sold	74,815
Receivables for Accrued Income	153,623
Receivables for Capital Shares Issued	13,440
Variation Margin Receivable—Futures Contracts	470
Other Assets	1,130
Total Other Assets	244,077
Liabilities
Payables for Investment Securities Purchased	(161,078)
Payables for Capital Shares Redeemed	(17,084)
Payables for Distributions	(10,952)
Payables to Vanguard	(7,301)
Variation Margin Payable—Futures Contracts	(816)
Other Liabilities	(3)
Total Liabilities	(197,234)
Net Assets (100%)	11,678,951

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	11,621,216
Total Distributable Earnings (Loss)	57,735
Net Assets	11,678,951

Investor Shares—Net Assets
Applicable to 76,492,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	853,471
Net Asset Value Per Share—Investor Shares	$11.16

Admiral Shares—Net Assets
Applicable to 970,232,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,825,480
Net Asset Value Per Share—Admiral Shares	$11.16

• See Note A in Notes to Financial Statements.
1 6.600% coupon rate will be effective October 2023.
2 Securities with a value of $2,270,000 have been segregated as initial margin for open futures contracts.
3 5.875% coupon rate will be effective October 2023.
4 7.000% coupon rate will be effective August 2019.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
6 6.150% coupon rate will be effective October 2024.
7 6.250% coupon rate will be effective October 2024.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At October 31, 2018, the aggregate value of these securities was $65,361,000, representing 0.6% of net assets.
9 6.450% coupon rate will be effective July 2023.
10 6.750% coupon rate will be effective July 2023.
11 4.500% coupon rate will be effective December 2021.
12 4.750% coupon rate will be effective December 2021.
13 5.500% coupon rate will be effective October 2023.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	1,391	293,023	85
Ultra 10-Year U.S. Treasury Note	December 2018	1,121	140,248	—
10-Year U.S. Treasury Note	December 2018	431	51,047	(51)
5-Year U.S. Treasury Note	December 2018	378	42,481	29
				63

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2018	(341)	(50,884)	410
				473

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Statement of Operations

Statement of Changes in Net Assets

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1]	416,145
Total Income	416,145
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,418
Management and Administrative—
Investor Shares	1,226
Management and Administrative—
Admiral Shares	7,330
Marketing and Distribution—
Investor Shares	172
Marketing and Distribution—
Admiral Shares	690
Custodian Fees	65
Auditing Fees	35
Shareholders’ Reports and Proxy—
Investor Shares	61
Shareholders’ Reports and Proxy—
Admiral Shares	130
Trustees’ Fees and Expenses	7
Total Expenses	11,134
Net Investment Income	405,011
Realized Net Gain (Loss)
Investment Securities Sold[1]	18,312
Futures Contracts	(8,110)
Realized Net Gain (Loss)	10,202
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (479,879)
Futures Contracts	1,422
Change in Unrealized Appreciation
(Depreciation) (478,457)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(63,244)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,152,000, $6,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	405,011	367,416
Realized Net Gain (Loss)	10,202	34,537
Change in Unrealized Appreciation (Depreciation)	(478,457)	(151,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,244)	249,975
Distributions
Net Investment Income
Investor Shares	(31,812)	(32,926)
Admiral Shares	(372,962)	(333,514)
Realized Capital Gain[1]
Investor Shares	(2,593)	(3,051)
Admiral Shares	(26,879)	(29,276)
Total Distributions	(434,246)	(398,767)
Capital Share Transactions
Investor Shares	(87,158)	(10,619)
Admiral Shares	1,335,938	841,740
Net Increase (Decrease) from Capital Share Transactions	1,248,780	831,121
Total Increase (Decrease)	751,290	682,329
Net Assets
Beginning of Period	10,927,661	10,245,332
End of Period	11,678,951	10,927,661

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $948,000 and $8,018,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.65	$11.83	$11.64	$11.73	$11.14
Investment Operations
Net Investment Income	. 393[1]	.403[1]	.418	.430	.450
Net Realized and Unrealized Gain (Loss)
on Investments	(.459)	(.143)	.206	(.063)	.590
Total from Investment Operations	(.066)	.260	.624	.367	1.040
Distributions
Dividends from Net Investment Income	(.393)	(.402)	(.418)	(.430)	(.450)
Distributions from Realized Capital Gains	(.031)	(.038)	(.016)	(.027)	—
Total Distributions	(.424)	(.440)	(.434)	(.457)	(.450)
Net Asset Value, End of Period	$11.16	$11.65	$11.83	$11.64	$11.73

Total Return [2]	-0.59%	2.31%	5.39%	3.19%	9.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$853	$980	$1,007	$928	$958
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.44%	3.49%	3.52%	3.69%	3.95%
Portfolio Turnover Rate	16%	19%	13%	18%	21%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.65	$11.83	$11.64	$11.73	$11.14
Investment Operations
Net Investment Income	. 402[1]	.415[1]	.430	.439	.459
Net Realized and Unrealized Gain (Loss)
on Investments	(.459)	(.143)	.206	(.063)	.590
Total from Investment Operations	(.057)	.272	.636	.376	1.049
Distributions
Dividends from Net Investment Income	(.402)	(.414)	(.430)	(.439)	(.459)
Distributions from Realized Capital Gains	(.031)	(.038)	(.016)	(.027)	—
Total Distributions	(.433)	(.452)	(.446)	(.466)	(.459)
Net Asset Value, End of Period	$11.16	$11.65	$11.83	$11.64	$11.73

Total Return [2]	-0.51%	2.42%	5.50%	3.27%	9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,825	$9,947	$9,238	$8,088	$7,480
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.52%	3.59%	3.62%	3.77%	4.03%
Portfolio Turnover Rate	16%	19%	13%	18%	21%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $599,000, representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,418,280	—
Temporary Cash Investments	213,828	—	—
Futures Contracts—Assets[1]	470	—	—
Futures Contracts—Liabilities[1]	(816)	—	—
Total	213,482	11,418,280	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	1,211
Total Distributable Earnings (Loss)	(1,211)

Long-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	17,963
Undistributed Long-Term Gains	5,669
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	51,787

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,580,321
Gross Unrealized Appreciation	228,229
Gross Unrealized Depreciation	(176,442)
Net Unrealized Appreciation (Depreciation)	51,787

E. During the year ended October 31, 2018, the fund purchased $3,141,778,000 of investment securities and sold $1,782,499,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2018, such purchases and sales were $446,745,000 and $739,609,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	145,879	12,720	229,477	19,880
Issued in Lieu of Cash Distributions	28,002	2,449	29,180	2,535
Redeemed	(261,039)	(22,829)	(269,276)	(23,379)
Net Increase (Decrease)—Investor Shares	(87,158)	(7,660)	(10,619)	(964)
Admiral Shares
Issued	3,112,340	272,703	2,250,307	195,501
Issued in Lieu of Cash Distributions	268,301	23,483	239,133	20,768
Redeemed	(2,044,703)	(179,726)	(1,647,700)	(143,485)
Net Increase (Decrease)—Admiral Shares	1,335,938	116,460	841,740	72,784

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Fund Profile

As of October 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	3.54%	3.59%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	2,232	53,575
Yield to Maturity
(before expenses)	3.6%	3.0%
Average Coupon	4.7%	4.7%
Average Duration	7.2 years	6.5 years
Average Stated Maturity	18.0 years	13.0 years
Short-Term Reserves	2.8%	—

Largest Area Concentrations[2]

California	10.3%
Illinois	10.3
New York	9.7
Texas	7.3
New Jersey	6.6
Pennsylvania	6.6
Florida	6.4
Michigan	3.5
Colorado	2.7
Wisconsin	2.5
Top Ten	65.9%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.96
Beta	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	5.0%
1–3 Years	3.4
3–5 Years	3.5
5–10 Years	8.6
10–20 Years	34.4
20–30 Years	37.5
Over 30 Years	7.6

Distribution by Credit Quality (% of portfolio)

AAA	5.4%
AA	19.7
A	34.1
BBB	24.2
BB	4.6
B or Lower	2.6
Not Rated	9.4

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008–October 31, 2018
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2018		of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	0.35%	4.50%	5.89%	$17,722
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	15,976
General & Insured Municipal Debt
Funds Average[1]	-0.37	3.30	4.75	15,908

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Admiral Shares	0.43%	4.59%	5.98%	$89,351
Bloomberg Barclays Municipal Bond Index	-0.51	3.25	4.80	79,878

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2008–October 31, 2018
				Bloomberg
				Barclays
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2009	5.65%	10.44%	16.09%	13.60%
2010	4.76	4.00	8.76	7.78
2011	4.57	-1.31	3.26	3.78
2012	4.21	7.22	11.43	9.03
2013	3.74	-5.85	-2.11	-1.72
2014	4.23	5.64	9.87	7.82
2015	3.74	-0.27	3.47	2.87
2016	3.74	2.41	6.15	4.06
2017	3.78	-0.87	2.91	2.19
2018	3.69	-3.34	0.35	-0.51

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/27/1978	1.52%	4.85%	4.20%	1.35%	5.55%
Admiral Shares	11/12/2001	1.60	4.94	4.29	1.35	5.64

High-Yield Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.9%)
Alabama (1.0%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	3,000	3,218
Birmingham AL GO	5.000%	3/1/37	2,500	2,693
1 Birmingham AL GO	0.000%	3/1/40	3,000	3,134
1 Birmingham AL GO	0.000%	3/1/45	4,000	4,216
Birmingham AL Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)	5.750%	6/1/45	2,500	2,672
Houston County AL Health Care Authority Revenue	5.000%	10/1/30	6,785	7,216
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,636
Jefferson County AL Revenue	5.000%	9/15/31	7,500	8,344
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,016
2 Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,526
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,234
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	40,416
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,071
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	2,859
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,080
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,324
				129,655
Alaska (0.1%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,524
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,502
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,494
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	530	530
				18,050
American Samoa (0.0%)
American Samoa Economic Development Authority Revenue	6.625%	9/1/35	5,000	4,726

Arizona (0.8%)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,792
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,715
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,164
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,419
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	957
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,038
Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/33	250	259
Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/38	300	307
Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/48	1,515	1,541
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	12,963
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32	2,000	2,226
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	1,000	1,109
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34	1,260	1,392
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	1,700	1,872
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	2,205	2,419
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	6,570
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,109
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,094
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	9,718
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,516
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	6.125%	10/1/47	1,400	1,503
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	6.125%	10/1/52	1,400	1,498
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,573
				96,754
Arkansas (0.1%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,753
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,466

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,763
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,527
				10,509
California (10.3%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	609
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35 (4)	3,750	3,811
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35 (4)	3,850	4,238
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36 (4)	2,210	2,421
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37 (4)	1,500	1,514
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	15,420	16,608
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	10,910
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/43 (4)	5,000	5,616
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49 (4)	1,000	1,117
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42	2,620	2,864
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/47	6,090	6,630
California GO	6.500%	4/1/19 (Prere.)	13,000	13,261
California GO	5.000%	9/1/29	4,565	4,914
California GO	5.000%	10/1/30	12,600	14,196
California GO	6.000%	3/1/33	3,000	3,161
California GO	6.500%	4/1/33	11,000	11,203
California GO	4.000%	11/1/34	5,000	5,172
California GO	5.000%	9/1/36	3,250	3,530
California GO	5.000%	2/1/38	6,375	6,890
California GO	5.000%	2/1/43	2,100	2,264
California GO	5.000%	11/1/43	12,500	13,634
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,647
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	5,000	5,069
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	9,876
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	7,712
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	5,230	5,679
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,355
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	2,901
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	5,762
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,016
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55	3,000	3,251
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	12,000	12,868
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	18,000	19,542
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,770	14,957
California Municipal Finance Authority Charter School Lease Revenue
(Bella Mente Montessori Academy)	5.000%	6/1/28	430	458
California Municipal Finance Authority Charter School Lease Revenue
(Bella Mente Montessori Academy)	5.000%	6/1/38	840	866
California Municipal Finance Authority Charter School Lease Revenue
(Bella Mente Montessori Academy)	5.000%	6/1/48	1,150	1,176
California Municipal Finance Authority Revenue	5.000%	12/31/37	7,500	8,102
California Municipal Finance Authority Revenue	5.000%	12/31/38	4,000	4,304
California Municipal Finance Authority Revenue	5.000%	12/31/43	5,000	5,343
California Municipal Finance Authority Revenue	4.000%	12/31/47 (4)	8,000	7,785
California Municipal Finance Authority Revenue	5.000%	12/31/47	3,500	3,729
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,086
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/26	360	413
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/27	435	502
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	1,000	1,119
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,122
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,000	1,108
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	4,250	4,526
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,325
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47	3,785	3,896
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47	3,900	4,105
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	3,824
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/31	1,000	1,133
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/33	1,010	1,132
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/35	1,000	1,111
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/36	1,000	1,105
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/43	6,620	7,212
California Public Works Board Lease Revenue	5.000%	10/1/26	120	140
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	5,657

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35	10,000	10,577
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	3,900
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,012
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	10,914
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	10,774
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	9,775
California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/30	1,000	1,043
California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/48	1,000	1,010
California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/56	1,000	1,003
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,683
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,778
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,077
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,614
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/35	4,500	4,982
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,036
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,454
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/36	15,650	16,198
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/41	23,125	23,592
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/46	3,000	3,051
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.500%	12/1/54	12,000	12,586
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.250%	12/1/56	3,865	3,989
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.500%	12/1/58	20,000	20,986
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/26	1,120	1,253
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/46	2,650	2,826
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,223
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	633
Dublin CA Community Facilities District Improvement Area No. 1 Special Tax Revenue
(Dublin Crossing)	5.000%	9/1/47	2,840	3,025
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,331
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,161
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38 (15)	1,465	1,607
Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/47	3,000	3,196
3 Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	5,344
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,019
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	20,110
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	10,000	7,609
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	4,977
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	10,000	10,986
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,100	16,523
Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	7,156
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/47	12,000	11,684
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,547
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47	2,000	2,005
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/49	1,000	1,072
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	3/1/57	7,285	7,783
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,070
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,083
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,768
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,522
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,226
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,200	1,348
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,300	1,451
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,550	1,720
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	1,070	1,181
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34	2,500	2,547
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,750	1,923
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,770	1,936
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,750	1,903
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	1,500	1,512
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	10,000	10,807

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	11,000	11,843
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/44	10,000	10,952
Los Angeles CA Department of Airports Revenue	5.000%	5/15/35	3,450	3,828
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	8,275	8,614
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	6,345	6,578
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	2,575	2,648
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,173
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,173
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,414
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	3,465	3,545
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48	7,600	7,443
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,718
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36	750	770
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40	2,000	2,022
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42	9,425	9,410
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,360
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,123
Northstar Community Services District California Community Facilities
District No. 1 Special Tax Revenue	5.000%	9/1/37	5,000	5,029
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,132
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,501
Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,378
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,129
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,832
4 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	13,059
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	3,830
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,013
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,609
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,677
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,086
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,062
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	10,804
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,797
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,381
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,119
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,116
Poway CA Unified School District GO	0.000%	8/1/46	2,500	707
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,500
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,705	4,135
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,470	2,749
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,975	3,292
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,082
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,323
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,198
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41	2,500	897
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	13,000	4,448
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43	6,500	2,120
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20 (Prere.)	11,000	11,424
Roseville CA Joint Union High School District GO	4.000%	8/1/45	10,000	10,070
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	448
Sacramento County CA Airport Revenue	5.000%	7/1/31	2,000	2,258
Sacramento County CA Airport Revenue	5.000%	7/1/34	5,675	6,333
Sacramento County CA Airport Revenue	5.000%	7/1/36	6,000	6,644
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,525	2,769
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,558
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,670
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,203
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	29,352
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	5,646
San Diego CA Tobacco Settlement Funding Corp. Revenue	4.000%	6/1/32	1,225	1,241
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	9,928
San Diego CA Unified School District GO	4.000%	7/1/47	15,220	15,341
San Diego CA Unified School District GO	5.000%	7/1/47	5,000	5,588
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	1,000	1,127
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	1,360	1,526
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,400	1,565
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,106

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	500	551
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	1,000	1,098
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47	2,750	2,979
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	645	689
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	10,892
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,698
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,393
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47	15,000	16,172
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	10/1/42	5,990	6,024
San Francisco CA City & County Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,376
San Francisco CA City & County Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,646
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,073
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,667
5 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	3.000%	8/1/21	6,000	6,022
5 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/23	2,000	1,611
5 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/26	3,000	2,076
5 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/31	6,000	3,185
5 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/43	9,000	2,508
San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,641
San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,081
San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,433
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,697
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,910	12,924
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,289
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,665
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,660
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,657
San Jose CA Airport Revenue	5.000%	3/1/35	2,520	2,776
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,451
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,759
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	6,604
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	10,842
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,098
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	11,697
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,794
Stockton CA Public Financing Authority Revenue	4.000%	9/2/31 (15)	1,000	1,048
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,169
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,007
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	6,620
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,750
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	10,000	10,972
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	12,500	12,460
University of California Revenue	4.000%	5/15/34	5,000	5,166
University of California Revenue	5.000%	5/15/43	12,500	13,998
University of California Revenue	5.000%	5/15/46	2,425	2,666
University of California Revenue	4.000%	5/15/47	20,000	20,028
University of California Revenue	5.000%	5/15/58	15,000	16,555
University of California Revenue	5.250%	5/15/58	8,000	9,023
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,254
Washington Township CA Health Care District Revenue	4.000%	7/1/34	2,800	2,727
Washington Township CA Health Care District Revenue	4.000%	7/1/37	1,265	1,210
Washington Township CA Health Care District Revenue	5.000%	7/1/42	2,800	2,965
Washington Township CA Health Care District Revenue	4.125%	7/1/47	5,000	4,654
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	19,974
				1,324,968

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (2.7%)
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,174
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,823
Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,009
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28	500	484
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38	600	609
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,208
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	969
Castle Oaks CO Metropolitan District GO	4.000%	12/1/40	2,000	1,965
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	2.700%	12/1/19	705	706
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	750	783
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,558
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,920	2,044
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,168
Colorado Building Excellent Schools COP	4.000%	3/15/30	6,000	6,346
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,622
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,740
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,490
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,735
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,816
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31	1,400	1,459
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,415
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,627
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47	3,650	3,856
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51	6,455	6,804
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56	7,000	7,363
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.600%	11/7/18	6,050	6,050
Denver CO City & County Airport Revenue	5.000%	11/15/28	7,610	8,607
Denver CO City & County Airport Revenue	5.000%	12/1/30	7,240	8,180
Denver CO City & County Airport Revenue	4.000%	12/1/33	20,000	20,099
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,720
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,714
Denver CO City & County Airport Revenue	4.000%	12/1/48	5,000	4,748
Denver CO City & County Airport Revenue	5.000%	12/1/48	30,000	32,494
Denver CO City & County Airport Revenue (United Airlines Inc. Project)	5.000%	10/1/32	7,000	7,347
Denver CO City & County COP	4.000%	6/1/48	3,505	3,475
Denver CO City & County Dedicated Tax Revenue	5.000%	12/1/43	3,250	3,534
Denver CO Urban Renewal Authority Revenue	5.250%	12/1/39	3,000	2,970
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	24,595
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	11,995
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,610	14,314
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,045	6,324
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/39	5,425	6,118
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/40	5,000	5,625
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,378
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,042
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,054
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	531
Prairie Center CO Metropolitan District No. 3 Limited Property Tax Revenue	4.125%	12/15/27	2,500	2,486
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	6,000	6,207
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	18,865	19,495
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	641
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	868
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,903
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,433	1,406
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,648
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,300
Southlands CO Metropolitan District GO	5.000%	12/1/37	1,615	1,691
Southlands CO Metropolitan District GO	5.000%	12/1/47	2,590	2,686
Southlands CO Metropolitan District GO	5.000%	12/1/47	325	337
6 Thornton CO COP	4.000%	12/1/39	6,000	5,974
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,664
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,478
				351,471
Connecticut (0.8%)
Connecticut GO	5.000%	6/15/31 (4)	10,010	10,952
Connecticut GO	5.000%	6/15/31 (15)	1,800	2,000

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/15/31	1,550	1,673
Connecticut GO	5.000%	6/15/32 (15)	5,000	5,522
Connecticut GO	5.000%	6/15/33 (15)	1,800	1,980
Connecticut GO	5.000%	9/15/34	3,000	3,255
Connecticut GO	5.000%	9/15/35	4,275	4,617
Connecticut GO	5.000%	11/15/35	1,000	1,066
Connecticut GO	5.000%	9/15/37	2,250	2,415
Connecticut GO	5.000%	6/15/38 (15)	1,500	1,624
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53	2,600	2,587
Connecticut Health & Educational Facilities Authority Revenue (Fairfield University)	4.000%	7/1/42	7,000	6,750
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,660	3,846
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,566
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,800
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,725	1,876
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,851
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	2,773
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31	10,000	11,010
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/37	10,000	10,792
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/38	8,000	8,621
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,218
				101,794
Delaware (0.0%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,390	3,582

District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/37	8,000	9,025
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	6,000	6,600
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	3,774
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,087
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/32	1,000	1,021
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/37	815	815
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/42	1,350	1,333
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/52	3,000	2,910
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	1,560	1,468
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	1,015	949
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,543
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,390	8,054
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/26	13,885	15,744
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	12,345	14,118
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	2,500	2,859
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28	4,300	4,933
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29	7,500	8,459
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29	4,150	4,727
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	3,260	3,687
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,378
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33	1,500	1,661
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34	2,000	2,209
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35	2,865	3,150
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,678
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	20,805
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,822
				139,809
Florida (6.4%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	20,000	21,058
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	15,880
Broward County FL Airport System Revenue	5.000%	10/1/37	7,780	8,262
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,150
Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	5,372
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	7,989
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,205
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,582
Capital Trust Agency Florida Educational Facilities Revenue
(Florida Charter Educational Foundation Inc.)	5.375%	6/15/38	1,105	1,073
Capital Trust Agency Florida Educational Facilities Revenue
(Florida Charter Educational Foundation Inc.)	5.375%	6/15/48	2,070	1,971

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Capital Trust Agency Florida Retirement Facility Revenue
(Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/37	1,765	1,775
Capital Trust Agency Florida Retirement Facility Revenue
(Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/46	3,275	3,231
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45	3,000	3,079
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.125%	12/1/50	2,000	2,061
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	7/1/52	5,000	5,130
Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/43	1,000	986
Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/58	7,500	7,254
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,525	2,637
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,720
Central Florida Expressway Authority Revenue	4.000%	7/1/41	7,500	7,390
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	350	359
Florida Department of Transportation GO	4.000%	7/1/30	4,000	4,267
Florida Higher Educational Facilities Financing Authority Revenue (Jacksonville University)	4.750%	6/1/38	2,150	2,178
Florida Higher Educational Facilities Financing Authority Revenue (Jacksonville University)	5.000%	6/1/48	3,200	3,278
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30	1,325	1,453
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,340
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,136
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	525	534
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,900
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,058
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,376
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/29	5,740	6,413
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/34	8,695	9,519
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/42	20,500	22,055
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/52	9,000	9,613
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35	1,000	1,066
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46	3,850	4,037
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,558
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,437
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	7,772
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	4,990	5,187
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	10,690
Jacksonville FL Educational Facilities Revenue	5.000%	6/1/53	3,250	3,304
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	779
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,547
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	6,250	6,672
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45	13,980	14,885
5 Lee County FL Industrial Development Authority Health Care Facility Revenue
(The Preserve Project)	5.750%	12/1/52	5,000	4,985
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,138
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,036
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,447
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,608
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,615
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,640	9,124
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,186
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	4.200%	12/15/25	19,000	19,261
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,321
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,484
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	3,000	3,065
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	8,885	9,045
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,085
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	8,095	8,210
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,030	5,428
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,386
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	7,758
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	6,280	6,740
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	18,214
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,980	5,320
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32	11,860	12,869
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,095	31,504
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	5,000	5,381
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/40	8,000	8,626

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41	18,660	20,324
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,743
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	925	978
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47	3,155	3,383
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,790
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	9,875	9,725
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/19 (Prere.)	5,250	5,365
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/39	2,610	2,821
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,804
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	1,904
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,637
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,953
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,498
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,653
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,610	7,105
North Brevard County FL Hospital District Revenue	5.000%	1/1/42	3,410	3,552
North Brevard County FL Hospital District Revenue	5.000%	1/1/48	10,200	10,579
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,385	1,498
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,908
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/41	5,000	5,303
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,015	10,958
7 Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,848
8 Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	6,062
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,120
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,136
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,336
Palm Beach County FL Health Facilities Authority Revenue
(Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47	4,970	5,070
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,386
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,135
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,086
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,052
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,037
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	2.700%	1/1/22	1,100	1,078
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	3.300%	1/1/23	1,500	1,490
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,225
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,253
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,149
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,468
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,168
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,056
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,154
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/19 (Prere.)	3,500	3,580
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	15,000	16,254
Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.000%	12/28/21	2,500	2,957
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/42	14,000	15,299
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	8,361
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,185	7,554
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,000	5,228
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,228
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	7,960
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46	8,500	9,192
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	5,860	6,291
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,470
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42	27,500	27,249
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/47	7,000	7,599
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48	4,500	4,903
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,740	6,374
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	7,874
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/42	1,500	1,624
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45	6,405	6,940
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/47	3,500	3,775
				823,566

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (1.3%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,021
Atlanta GA Development Authority Senior Healthcare Facilities Revenue
(Georgia Proton Treatment Center)	7.000%	1/1/40	5,500	5,340
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,605
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	15,632
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/34	1,000	1,101
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/36	2,220	2,429
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/37	2,435	2,660
Bulloch County GA Development Authority Revenue
(Georgia Southern University Housing Foundation)	5.000%	7/1/38	1,230	1,343
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,630	6,013
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,256
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	7,477
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,100	1,104
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,351
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,000	1,087
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/42	5,805	6,182
Fulton County GA Development Hospital Authority Revenue
(WellStar Health System Obligated Group)	5.000%	4/1/47	8,500	8,990
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36	4,050	4,233
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42	8,800	9,151
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/26	1,000	1,095
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/29	5,775	6,331
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,560
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,658
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,507
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	615
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	15,000	15,642
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,490	7,193
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	900	903
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,186
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,244
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/31	435	468
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	20,720
				163,097
Guam (0.3%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27	2,000	2,178
Guam Government Business Privilege Tax Revenue	5.000%	1/1/31	3,400	3,514
Guam Government Business Privilege Tax Revenue	5.000%	1/1/32	6,000	6,191
Guam Government Business Privilege Tax Revenue	5.000%	11/15/39	1,000	1,056
Guam Government Business Privilege Tax Revenue	5.000%	1/1/42	2,500	2,566
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46	5,500	5,691
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	5,986
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,309
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,412
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,472
				34,375
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/35	2,500	2,766
Hawaii Airports System Revenue	5.000%	7/1/43	11,750	12,782
Hawaii Airports System Revenue	5.000%	7/1/45	25,465	27,575
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37	6,000	5,671
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,750	3,017
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,515	3,838
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,251
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,262
Hawaii Pacific Health Revenue	5.500%	7/1/20 (Prere.)	7,000	7,382
Hawaii Pacific Health Revenue	5.750%	7/1/20 (Prere.)	2,365	2,504
				76,048
Idaho (0.2%)
5 Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,748
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47	1,250	1,344
Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/39	370	384

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/49	775	796
Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/54	570	583
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	8,430	8,609
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	7,000	7,149
				25,613
Illinois (10.3%)
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	5,000	3,164
Chicago IL Board of Education GO	6.750%	12/1/30	4,000	4,743
Chicago IL Board of Education GO	5.000%	12/1/31	2,105	2,113
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	683
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	6,347
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,798
Chicago IL Board of Education GO	5.000%	12/1/33 (4)	1,000	1,085
Chicago IL Board of Education GO	5.000%	12/1/34	5,540	5,562
Chicago IL Board of Education GO	5.000%	12/1/34 (4)	1,250	1,352
Chicago IL Board of Education GO	5.250%	12/1/35	6,480	6,598
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	19,696
Chicago IL Board of Education GO	5.500%	12/1/39	2,925	2,970
Chicago IL Board of Education GO	5.250%	12/1/41	350	353
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	25,314
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	43,556
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	16,206
Chicago IL Board of Education GO	7.000%	12/1/46	3,185	3,711
Chicago IL GO	5.000%	1/1/26	2,750	2,894
Chicago IL GO	4.750%	1/1/30 (4)	570	572
Chicago IL GO	0.000%	1/1/31	4,915	2,754
Chicago IL GO	5.500%	1/1/31	3,230	3,450
Chicago IL GO	5.000%	1/1/34	6,660	6,784
Chicago IL GO	5.000%	1/1/34	2,000	2,055
Chicago IL GO	5.000%	1/1/35	4,370	4,513
Chicago IL GO	5.000%	1/1/36	5,000	5,118
Chicago IL GO	5.000%	1/1/38	13,000	13,314
Chicago IL GO	5.500%	1/1/39	3,700	3,883
Chicago IL GO	5.500%	1/1/42	2,000	2,096
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,203
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	1,931
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,396
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,413
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,426
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,674
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,343
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,563
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,397
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	6,060
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,704
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,765	4,224
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/29	10,955	10,997
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	2,000	2,189
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	11,628
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	13,400	14,723
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,770
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	1,500	1,635
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	16,461
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	11,000	11,933
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	1,200	1,303
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,500	1,623
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	5,600	6,033
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	1,350	1,427
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	2,720	2,904
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	3,500	3,737
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,337
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	485	514
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/42	2,500	2,649
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	3,565	3,794
Chicago IL O’Hare International Airport Revenue	5.000%	7/1/48	5,000	5,282
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	8,125	8,697
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	4,500	4,737
Chicago IL Park District GO	5.000%	1/1/40	7,500	7,864
Chicago IL Park District GO	4.000%	1/1/41 (15)	4,000	3,840

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	10,317
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	7,300	7,956
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,126
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,677
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,669
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,656
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,122
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,467
Chicago IL Water Revenue	5.250%	11/1/18 (Prere.)	16,315	16,315
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,053
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,370
Cook County IL GO	5.000%	11/15/34	1,150	1,250
Cook County IL GO	5.000%	11/15/35	1,025	1,111
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,578
Illinois Finance Authority Revenue (Benedictine University)	5.000%	10/1/38	4,000	4,151
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,623
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,164
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	10,000	10,685
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	7,925
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	8,794
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,153
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,695	1,803
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36	1,400	1,439
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40	1,275	1,301
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37	12,325	12,501
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32	2,735	2,780
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32	500	553
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34	1,620	1,636
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36	1,360	1,485
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41	7,875	8,510
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	10,585	10,819
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/47	1,155	1,181
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.000%	2/15/37	5,000	4,595
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.125%	2/15/45	3,000	2,702
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46	2,200	2,288
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,676
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	6,290	6,507
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40	2,950	3,127
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	29,500	31,155
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37	4,000	3,921
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48	5,000	4,776
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,692
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,265
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,248
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34	1,915	2,074
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35	1,875	2,025
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,255	1,306
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,276
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	19,750	20,975
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37	2,750	2,785
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45	1,000	1,027
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50	2,845	2,883
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33	5,000	5,554
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34	4,580	5,067
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36	5,000	5,479
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,171
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	10,834
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	2,894
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33	4,555	4,484
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34	2,425	2,374
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	1,896
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38	8,900	9,555
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	519
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	14,536
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	7,752
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	1,750	1,830
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/31	1,075	1,178
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/47	5,150	5,452
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27	3,000	3,338
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28	2,605	2,883

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29	5,850	6,442
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/32	3,500	3,734
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33	1,695	1,803
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35	1,000	1,057
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36	1,250	1,317
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37	1,265	1,331
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22	500	497
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	4.000%	2/15/27	785	782
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,196
Illinois Finance Authority Student Housing & Academic Facilities Revenue
(University of Illinois at Chicago Project)	5.000%	2/15/47	2,400	2,520
Illinois Finance Authority Student Housing & Academic Facilities Revenue
(University of Illinois at Chicago Project)	5.000%	2/15/50	1,200	1,255
Illinois GO	5.000%	1/1/20 (4)	2,930	3,006
Illinois GO	5.000%	2/1/20	19,750	20,210
Illinois GO	5.000%	3/1/21	3,560	3,666
Illinois GO	5.000%	8/1/21	8,000	8,273
Illinois GO	5.000%	3/1/22	6,600	6,828
Illinois GO	5.000%	5/1/22	1,150	1,191
Illinois GO	5.000%	8/1/22	15,475	16,051
Illinois GO	5.000%	12/1/22	9,500	9,872
Illinois GO	5.000%	2/1/23	6,000	6,239
Illinois GO	5.000%	3/1/23	6,165	6,359
Illinois GO	5.000%	8/1/23	13,850	14,430
Illinois GO	5.000%	3/1/24	5,050	5,212
Illinois GO	5.000%	8/1/24	13,660	14,130
Illinois GO	5.000%	11/1/24	8,000	8,323
Illinois GO	5.000%	2/1/25	2,270	2,352
Illinois GO	5.000%	3/1/25	3,130	3,225
Illinois GO	5.000%	8/1/25	3,000	3,097
Illinois GO	5.500%	7/1/26	5,845	6,240
Illinois GO	5.000%	11/1/26	21,390	22,218
Illinois GO	5.000%	12/1/26	1,610	1,672
Illinois GO	5.000%	10/1/27	8,000	8,303
Illinois GO	5.000%	11/1/27	10,000	10,374
Illinois GO	5.000%	2/1/28	10,000	10,306
Illinois GO	5.000%	10/1/28	6,000	6,199
Illinois GO	5.000%	11/1/28	2,600	2,671
Illinois GO	5.000%	5/1/29	10,000	10,259
Illinois GO	5.000%	5/1/29	6,125	6,252
Illinois GO	5.000%	10/1/29	3,000	3,078
Illinois GO	5.000%	10/1/30	2,500	2,555
Illinois GO	5.250%	2/1/32	9,575	9,884
Illinois GO	5.000%	1/1/33	3,490	3,541
Illinois GO	5.250%	2/1/33 (4)	6,200	6,703
Illinois GO	5.000%	3/1/33	1,000	1,015
Illinois GO	5.500%	7/1/33 (4)	3,350	3,594
Illinois GO	5.000%	10/1/33	3,000	3,052
Illinois GO	4.000%	12/1/33	12,000	10,822
Illinois GO	5.000%	1/1/34	4,205	4,265
Illinois GO	5.250%	2/1/34 (4)	3,125	3,377
Illinois GO	5.000%	5/1/34	2,500	2,535
Illinois GO	5.000%	3/1/35	2,065	2,094
Illinois GO	5.000%	4/1/35	1,100	1,119
Illinois GO	5.000%	3/1/36	885	896
Illinois GO	5.000%	3/1/37	985	996
Illinois GO	5.500%	7/1/38	6,500	6,795
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,135
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,174
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,418
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,132
Illinois Toll Highway Authority Revenue	5.000%	1/1/41	8,100	8,741
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	2,000	2,170
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	10,000	5,985
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,020	5,357
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	3,674
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,850
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/57	12,255	12,589

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,482
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/40	1,000	1,033
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	6,500	6,603
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/50	6,805	6,808
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/51	21,500	3,620
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/52	5,905	5,979
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/53	7,500	7,689
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	14,000	14,774
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/56 (4)	33,690	5,015
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/56	100,500	12,846
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,665
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	10,000	5,179
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33	4,000	4,008
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35	5,000	4,963
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36	4,500	4,437
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	19,625	20,870
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	1,200	1,311
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27	9,750	10,881
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,323
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,155
Romeoville IL Revenue (Lewis University Project)	4.125%	10/1/46	2,250	2,040
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,248
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	7,389
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,810
				1,315,930
Indiana (1.5%)
Gary/Chicago IN International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,171
Gary/Chicago IN International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,877
Gary/Chicago IN International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,493
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51	23,915	24,756
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51	10,005	10,642
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,348
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,388
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,796
Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39	7,205	7,721
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,625
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	26,748
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	29,266
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc. Obligated Group)	7.375%	7/1/23 (ETM)	19,400	22,848
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	13,365
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	6,595	7,267
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/31	5,000	5,383
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/32	4,500	4,836
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/33	3,150	3,379
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,332
Ivy IN Tech Community College Revenue	5.000%	7/1/28	1,000	1,170
Ivy IN Tech Community College Revenue	5.000%	7/1/31	1,175	1,347
				192,758
Iowa (0.5%)
Iowa Finance Authority Health Facilities Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	3,674
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	140	140
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,439
5 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,300

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	29,219
	Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,715
	Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,111
	Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,092
					64,690
Kansas (0.6%)
5	Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,380
5	Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,730
	Ford County KS Unified School District No. 443 GO	4.000%	3/1/28 (15)	1,000	1,056
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,557
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,643
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,041
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/32	3,895	4,058
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/33	4,080	4,225
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/34	5,000	5,151
	Wichita KS GO	5.000%	12/1/34	2,280	2,529
	Wichita KS GO	5.000%	12/1/35	2,365	2,612
	Wichita KS GO	5.000%	12/1/39	11,305	12,397
	Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,430
	Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,531
	Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375% 12/15/43		5,000	5,274
	Wyandotte County/Kansas City KS Unified Government Sales Tax Revenue	4.500%	6/1/40	2,500	2,453
					70,067
Kentucky (0.7%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,086
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40	6,915	7,196
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.000%	8/15/41	9,550	9,956
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.000%	8/15/46	2,950	3,065
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	11,680	12,158
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,162
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	10,000	10,501
9	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	0.000%	7/1/33	3,065	2,833
[10]	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	0.000%	7/1/39	3,000	2,745
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	6.000%	7/1/53	12,025	13,036
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue
	(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,461
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,221
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	4,970	5,169
					88,589
Louisiana (1.3%)
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/42 (4)	4,000	4,364
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/47 (4)	4,000	4,351
	Louisiana Local Government Environmental Facilities & Community Development
	Authority Revenue	5.650%	11/1/37	1,500	1,507
	Louisiana Local Government Environmental Facilities & Community Development
	Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	3,250	3,524
	Louisiana Local Government Environmental Facilities & Community Development
	Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20 (Prere.)	9,990	10,672
	Louisiana Local Government Environmental Facilities & Community Development
	Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/20 (Prere.)	8,095	8,667
5	Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	26,750	29,035
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	105	120
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/39	17,395	18,592
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	8,000	8,434
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/47	5,000	5,306
	Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42 (4)	3,500	3,780
	New Orleans LA Aviation Board Revenue	6.000%	1/1/19 (Prere.)	5,000	5,034
	New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	833
	New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	827
	New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	943

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	650
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	544
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	813
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	2,906
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	540
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,025	2,156
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,391
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,295
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,515
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,285
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,873
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/43 (4)	10,140	11,028
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/45 (4)	2,655	2,883
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/48 (4)	3,500	3,792
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,032
				163,692
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41	3,500	3,617
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46	7,750	7,983
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,442
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48	3,000	3,243
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/31	775	787
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/32	545	550
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/33	1,100	1,210
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/34	750	752
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/35	900	985
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/37	2,105	2,075
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,145	1,179
				24,823
Maryland (1.2%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,023
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,123
Baltimore County MD GO	4.000%	3/1/48	10,000	10,038
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,106
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,102
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,102
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,082
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,077
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,055
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,052
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,265
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,706
Frederick County MD Educational Facilities Revenue (Mount St. Mary’s University Inc.)	5.000%	9/1/45	2,100	2,160
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	4,980	5,275
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	470	482
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,631
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,731
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,746
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,246
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,162
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	503
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	975
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	981
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/31	1,000	1,103
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/32	1,000	1,096
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25	200	224
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26	175	195
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27	145	162
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28	175	194
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29	190	209
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30	325	354
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31	375	405
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32	325	349
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36	600	642
Maryland Health & Higher Educational Facilities Authority Revenue
(LifeBridge Health Obligated Group)	5.000%	7/1/40	2,035	2,200
Maryland Health & Higher Educational Facilities Authority Revenue
(LifeBridge Health Obligated Group)	5.000%	7/1/47	15,000	16,151

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	4.000%	6/1/42	2,500	2,379
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,393
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33	6,750	7,232
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.000%	7/1/48	7,000	6,729
Prince Georges County MD GO	5.000%	10/1/48	21,000	23,101
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,269
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,249
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/37	1,250	1,297
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,573
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	2,250	2,307
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47	10,000	10,058
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	791
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,122
				148,407
Massachusetts (2.1%)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	131
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	813
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	670
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	1,981
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,365
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,344
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,331
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	2,921
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,237
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34	1,000	1,018
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43	15,000	15,944
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	7,954
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,643
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	7,000	7,286
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47	13,170	13,798
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43	2,490	2,609
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/26	950	1,023
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/27	1,000	1,071
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/28	1,050	1,140
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/29	1,100	1,187
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/30	1,150	1,235
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/31	1,200	1,283
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/34	1,175	1,243
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/37	1,825	1,915
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/42	2,295	2,386
Massachusetts Development Finance Agency Revenue
(Lawrence General Hospital Obligated Group)	5.000%	7/1/47	1,500	1,554
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,417
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	4,000	4,207
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	3,966
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/47	2,000	2,046
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	6,500	6,603
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,286
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,849
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,363
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,585
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,050	1,152
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,100	2,320
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	1,400	1,538
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	700	762
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48	2,000	2,108
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,700

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,030
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,200
Massachusetts Educational Financing Authority Education Loan Revenue	4.000%	7/1/21	1,205	1,247
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,300
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/22	1,500	1,616
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24	7,000	7,686
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/27	7,500	8,460
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/28	2,500	2,829
Massachusetts GO	5.000%	1/1/39	5,000	5,575
Massachusetts GO	4.000%	5/1/42	9,900	9,811
Massachusetts GO	5.000%	1/1/43	8,205	9,088
Massachusetts GO	5.000%	11/1/44	7,000	7,736
Massachusetts GO	4.000%	2/1/45	10,000	9,856
Massachusetts GO	4.000%	2/1/46	10,000	9,853
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,149
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,747
Massachusetts Port Authority Revenue	4.000%	7/1/46	22,060	21,624
Massachusetts Port Authority Revenue	5.000%	7/1/47	3,110	3,362
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48	15,000	16,938
				269,091
Michigan (3.5%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,535	1,752
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,129
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,012
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,217
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,166
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,408
Grand Rapids MI Economic Development Corp. Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/37	600	615
Grand Rapids MI Economic Development Corp. Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/47	1,385	1,408
Grand Rapids MI Economic Development Corp. Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/52	1,185	1,200
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,831
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,752
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,000	4,486
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	5,000	5,434
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	6,000	6,664
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	10,474
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	5,525	5,755
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	4,475	4,612
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31	3,040	3,066
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32	3,350	3,367
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33	4,750	4,762
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,129
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,126
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,354
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	4,837
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27	850	953
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28	1,000	1,116
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29	1,000	1,109
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30	1,000	1,104
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31	1,000	1,100
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,320
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,324
Michigan Building Authority Revenue	5.000% 11/15/36 (4)		6,500	6,978
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,501
Michigan Building Authority Revenue	5.000% 10/15/50		6,000	6,551
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,181
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,269
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,015
Michigan Finance Authority Revenue	5.000%	11/1/43	5,500	6,035
Michigan Finance Authority Revenue	4.000%	11/1/48	11,000	10,572
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,515	5,978
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44	8,630	9,190
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	2,500	2,717
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	2,805	3,042
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (4)	4,400	4,795
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	2,000	2,150
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,500	1,611
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,500	5,922
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	4,500	4,826

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	17,830	18,848
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	7,510	7,870
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41	10,000	10,731
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,971
Michigan Finance Authority Revenue (Lawrence Technological University Project)	5.000%	2/1/47	4,000	4,147
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,565
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,119
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,395
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,394
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,726
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	2,991
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,025	3,284
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,540	3,953
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,020	2,246
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,510	2,684
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36	2,345	2,350
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40	4,750	4,681
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42	1,875	2,039
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45	10,000	10,716
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,252
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,419
Michigan Strategic Fund Fac. Rev. (Waste Management Inc.) PUT	2.850%	8/2/21	3,800	3,784
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,410	3,395
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	21,330	21,375
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,394
Oakland University MI Revenue	5.000%	3/1/47	9,000	9,667
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,352
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,114
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,112
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,110
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,110
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,431
Romeo MI Community School District GO	5.000%	5/1/37	1,825	1,989
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,165
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,203
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,376
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,124
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,191
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	1,981
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	2,689
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,359
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,421
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,311
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	2,996
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,604
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,205
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,117
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,827
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,144
				445,842
Minnesota (0.6%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,182
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,091
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46	1,500	1,516
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46	2,000	2,109
6 Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/43	5,000	4,838
6 Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48	5,000	4,774
6 Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/58	6,250	6,446
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,123
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,116
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	942
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	551
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	548
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	200	221
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	225	248
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	225	247
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	250	274
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	230	251
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	250	272

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	300	326
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	750	809
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	8,265
Minnesota Higher Education Facilities Authority Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,112
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/36	1,175	1,249
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/38	850	899
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/39	1,000	1,057
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/40	625	660
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/47	2,000	2,100
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	210	213
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,541
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	974
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,115
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,020
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	3,936
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/33	410	419
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/34	325	331
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/35	575	585
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/36	750	761
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/37	400	405
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/38	700	690
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/48	1,285	1,233
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue
(Metro Deaf School)	5.000%	6/15/53	1,615	1,517
West St. Paul MN Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Obligated Group)	5.000%	11/1/37	500	508
West St. Paul MN Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Obligated Group)	5.000%	11/1/49	1,500	1,512
				75,986
Mississippi (0.3%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,165	4,466
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,615
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,127
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	18,188
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,945
				33,341
Missouri (1.3%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/36	2,690	2,826
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	10,552
Conley Road Transportation Development District Missouri Transportation Sales Tax Revenue	4.250%	5/1/33	4,285	4,212
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,192
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,286
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,444
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,444
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/32	5,000	5,116
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/42	5,000	4,891
Lee’s Summit MO TAN	4.000%	11/1/27	1,850	1,774
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/42	3,500	3,910
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/47	4,000	4,450
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,461
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,934
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,067
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,207
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,303
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,598
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	4.000%	11/15/48	5,000	4,864
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/35	1,065	1,125

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/46	4,000	4,185
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,354
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/48	12,500	12,079
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,000	9,279
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	17,450	17,956
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,770	1,981
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,715	3,034
St. Louis County MO Industrial Development Authority Revenue
(Ballpark Village Development Project)	3.875%	11/15/29	1,405	1,398
St. Louis County MO Industrial Development Authority Revenue
(Ballpark Village Development Project)	4.375%	11/15/35	5,500	5,520
St. Louis County MO Industrial Development Authority Revenue
(Ranken-Jordan Pediatric Specialty Hospital)	4.000%	11/15/36	1,400	1,250
St. Louis County MO Industrial Development Authority Revenue
(Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/41	1,000	1,005
St. Louis County MO Industrial Development Authority Revenue
(Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/46	1,750	1,752
St. Louis County MO Industrial Development Authority Revenue
(St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,881
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	5.000%	9/1/48	3,000	3,008
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35	2,000	2,053
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45	4,250	4,363
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,605
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,731
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,100
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,093
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,090
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,088
				166,461
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,686
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	2,803
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,343
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,494
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/47	4,000	4,284
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32	2,010	2,040
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33	1,785	1,802
Omaha NE Public Power District Electric Revenue	5.000%	2/1/41	3,680	3,974
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	6,661
				43,087
Nevada (0.1%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	9,985
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28	2,000	2,266
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29	2,000	2,247
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	0.000%	7/1/58	30,000	3,075
				17,573
New Hampshire (0.3%)
[11] National Finance Authority Solid Waste Disposal Refunding Revenue PUT
(Waste Management, Inc. Project)	2.350%	10/1/21	7,250	7,250
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38	4,000	4,214
New Hampshire Health & Education Facilities Authority Revenue (Hillside Village Entrance Fee)	3.500%	7/1/22	2,200	2,200
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,457
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	3,750	4,012
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,689
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/47	7,870	8,400
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21 (Prere.)	7,000	7,687
				39,909

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (6.6%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,957
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,466
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,335
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,316
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,389
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,613
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,454
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,102
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	10,000	10,798
New Jersey Economic Development Authority Revenue	5.000%	6/15/30	2,940	3,133
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	3,000	3,307
New Jersey Economic Development Authority Revenue	5.000%	6/15/31	5,000	5,309
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	6,700	7,356
New Jersey Economic Development Authority Revenue	5.000%	6/15/32	4,000	4,232
New Jersey Economic Development Authority Revenue	5.250%	6/15/40	2,500	2,633
New Jersey Economic Development Authority Revenue	5.000%	6/15/42	3,000	3,097
New Jersey Economic Development Authority Revenue (Bancroft Neuro Health Project)	5.000%	6/1/36	3,800	3,874
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	3,250	3,477
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	19,928
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.000%	7/1/33	2,000	2,109
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	10,465
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,205
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,060
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	755	799
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	4,834
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,325	8,830
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,038
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	700	743
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,061
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,729
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,490
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,119
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,041
New Jersey Economic Development Authority Revenue
(State Capitol Joint Management Commission)	4.500%	6/15/40	1,870	1,837
New Jersey Economic Development Authority Revenue
(State Capitol Joint Management Commission)	5.000%	6/15/43	8,955	9,278
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,174
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,582
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20 (Prere.)	4,000	4,227
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/37	10,000	10,453
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/47	10,000	10,363
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	13,571
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	9,750	10,448
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	3,788
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32	3,000	3,233
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33	3,000	3,223
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	6,708
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,282
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/27	6,715	7,772
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/32	2,370	2,675
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/33	3,315	3,729
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/35	2,925	3,269
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/38	7,720	8,554
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/39	3,000	3,317
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/57	2,000	2,153

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.250%	7/1/57	2,250	2,480
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48	13,540	12,272
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	7,920
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	6,866
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	205	214
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,229
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,315
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,014
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,691
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,045
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,514
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,116
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,736
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,555
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,198
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,869
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,353
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,560
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	1,135	1,194
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,801
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29	6,170	6,156
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,500	5,148
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31	9,500	8,983
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,910	8,736
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	10,550	11,585
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	4,103
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	100	108
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	3,045	3,234
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	3,045	3,223
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,420	1,496
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36	6,360	6,663
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	5,595	5,478
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38	4,590	4,398
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	1,500	1,604
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23	2,740	2,902
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	5,000	5,304
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	5,000	5,175
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	13,000	13,443
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,623
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	19,665	20,186
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,679
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	2,140	2,307
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,346
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,146
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,050	11,215
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,750
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	22,676
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	7,025	4,766
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	20,085
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	24,940	26,241
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	10,538
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	7,000	7,470
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	22,000	22,904
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37	5,700	2,221
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	5,000	1,840
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	5,000	1,840
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41	3,000	3,131
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	3,140	3,447
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,295	9,105
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,785	7,448
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	15,000	16,465
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	11,238
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,500	2,840
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	11,177
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,400	6,098
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	10,000	11,139
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	15,500	15,761
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	1,860	1,990

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	32,895	34,594
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/34	1,150	1,231
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/35	1,250	1,333
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/37	1,370	1,453
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	18,160	18,745
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46	21,980	22,263
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46	13,340	14,101
					851,008
New Mexico (0.0%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Gerald Champion Regional Medical Center)	5.500%	7/1/42	5,000	5,291

New York (9.7%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,262
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,128
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,250
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/33	475	513
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/35	850	913
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/36	670	717
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,500	1,567
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21 (Prere.)	15,725	17,006
5	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	2,235	2,215
5	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,780	3,609
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,115
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	4,500	5,087
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30	1,510	1,697
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	1,000	1,110
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	5,000	5,597
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,108
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,600	1,766
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,500	1,654
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	1,000	1,097
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	12,040	13,104
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,010	1,120
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,201
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,618
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,323
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,684
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,098
	New York City NY GO	5.000%	8/1/36	15,000	16,394
	New York City NY GO	4.000%	3/1/42	10,000	10,015
	New York City NY GO	5.000%	3/1/44	10,000	11,051
	New York City NY GO VRDO	1.680%	11/1/18	8,600	8,600
	New York City NY GO VRDO	1.700%	11/1/18 LOC	8,200	8,200
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	979
	New York City NY Industrial Development Agency Airport Facilities Revenue
	(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,207
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,883
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,532
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	4,735
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	17,652
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48	6,385	7,012
5	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
	TOB VRDO	1.700%	11/1/18 LOC	12,600	12,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	11/1/18	23,700	23,700
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	11/1/18	15,500	15,500
[12]	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	21,522
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	8,000	8,696
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	15,000	16,882
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	16,347
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	2,825	2,860
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37	11,250	12,399
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38	25,000	25,293
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	8,586
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	8,250	8,200
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	7,000	6,958
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44	1,950	1,932
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.700%	11/1/18	16,790	16,790
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39	8,000	8,012

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,669
New York City Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	5,000	5,630
New York City Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	5,000	5,625
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/38	10,000	11,203
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,285
New York Convention Center Development Corp. Revenue	5.000%	11/15/40	7,465	8,163
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	793
5 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	19,900	20,477
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,906
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	10,875	11,108
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,127
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,157
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,367
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,294
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	11,992
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	4,910	5,819
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,115
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	13,000	13,831
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	9,000	9,767
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	6,625	7,238
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21 (Prere.)	1,875	2,048
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,000	2,241
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23 (Prere.)	2,000	2,241
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23 (Prere.)	2,250	2,570
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23 (Prere.)	2,500	2,855
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	10,158
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	6,875	7,521
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,132
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40	3,000	3,228
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,008
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	7,000	7,612
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,250	3,354
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	4,760	4,915
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	7,693
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,508
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	16,722
New York State Dormitory Authority Revenue	5.000%	3/15/43	15,000	16,744
New York State Dormitory Authority Revenue	4.000%	3/15/48	10,000	10,000
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41	3,750	4,062
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,131
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39	6,000	6,087
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43	6,500	6,564
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24	1,800	1,986
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29	2,400	2,631
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31	1,600	1,739
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/32	4,000	4,336
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33	700	756
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34	1,000	1,077
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37	400	427
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	4,295	4,761
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	8,920	9,926
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	6,920	7,032
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37	8,500	8,601
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	9,000	9,893
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	3,000	3,264
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,104
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20 (Prere.)	5,000	5,280
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/28	1,000	1,131
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/29	1,000	1,125
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/30	1,500	1,679
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/31	2,600	2,898
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/32	2,500	2,777
New York State Dormitory Authority Revenue (Yeshiva University)	4.250%	9/1/24	870	879
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	16,783
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	7,180	7,202
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34	5,000	5,154
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	800	824
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	14,000	14,336
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,206
New York State Thruway Authority Revenue	5.000%	3/15/42	5,000	5,531

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,290
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,438
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32	13,500	14,645
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33	8,000	8,647
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34	5,500	5,927
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,030
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36	5,000	4,854
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36	5,000	5,348
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,519
New York Transportation Development Corp. Special Facility Revenue
(JFK International Airport Project)	5.000%	8/1/26	17,500	18,200
New York Transportation Development Corp. Special Facility Revenue
(JFK International Airport Project)	5.000%	8/1/31	38,270	39,495
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,203
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/26	3,775	4,128
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	3,835	4,041
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	1,865
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	5,625	6,274
Port Authority of New York & New Jersey Revenue	4.000%	3/15/30	30,000	31,140
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	10,542
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,446
Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	2,884
Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,033
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	2,755	3,017
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	5,000	5,435
Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	10,694
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	9,530	10,447
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	5,000	5,411
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,252
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	13,919
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,497
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,149
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,943
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,065
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,518
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36	7,050	7,447
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41	11,205	11,471
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/45	13,550	13,315
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	10,930	12,080
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46	10,000	10,979
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,099
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	2,665	2,872
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	335	356
Westchester County NY Industrial Development Agency Facilities Revenue
(Million Air Two LLC Obligated Group)	7.000%	6/1/46	7,035	7,123
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,189
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,734
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	28,552
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/41	4,000	4,193
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/45	12,000	12,073
				1,240,173
North Carolina (0.7%)
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/42	5,000	5,418
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/47	6,000	6,479
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,155
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,083
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,323
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,404
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,459
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,119
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	10,681
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/34	1,500	1,497
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/35	1,620	1,616
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/36	1,655	1,651
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	5,810	6,374
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,446

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,312
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,119
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31	1,750	1,836
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37	4,800	4,932
North Carolina Medical Care Commission Retirement Facilities Revenue
(Aldersgate United Methodist Retirement Community, Inc.)	5.000%	7/1/47	1,150	1,194
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Church Homes & Services Obligated Group)	5.000%	9/1/41	2,115	2,163
North Carolina Medical Care Commission Retirement Facilities Revenue
(United Church Homes & Services Obligated Group)	5.000%	9/1/46	3,160	3,221
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,661
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47	3,610	3,829
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,088
				89,060
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/34	4,705	4,961
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/38	6,000	6,222
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/43	5,000	5,134
				16,317
Ohio (2.2%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,533
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33	2,530	2,551
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	3,000	3,213
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	3,065	3,293
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/20 (Prere.)	5,000	5,280
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	5,047
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	10,545	10,658
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,078
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,320
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20 (Prere.)	3,380	3,576
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,354
Butler County OH Port Authority Revenue (StoryPoint Fairfield Project)	6.250%	1/15/34	1,100	1,126
Butler County OH Port Authority Revenue (StoryPoint Fairfield Project)	6.500%	1/15/52	3,975	4,071
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,819
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,278
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,556
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,072
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/47	7,200	7,542
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/31	5,630	5,979
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37	4,455	4,639
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	5,000	5,157
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	10,250	10,769
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	10,000	10,529
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57	10,050	10,090
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	6,000	6,292
Dayton-Montgomery County OH Port Authority Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,267
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47	10,000	9,718
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47	2,385	2,565
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36	1,500	1,557
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/37	1,000	1,039
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	2,100	2,134
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/47	1,500	1,526
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51	6,100	6,180
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/52	1,130	1,146
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	15,000	16,055
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47	11,520	12,287
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	450	474
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	7,837
Lake County OH Port & Economic Development Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52	4,500	4,638
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,670	2,901
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,000	3,326
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48	13,250	13,828
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28	3,000	2,965
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38	19,670	19,314
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47	2,000	1,963

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	2,235	2,327
	Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,735
	Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,179
	Ohio State University General Receipts Revenue VRDO	1.560%	11/7/18	2,700	2,700
	Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,798
					286,281
Oklahoma (0.8%)
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,000	1,109
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,900	2,087
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,000	1,096
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37	7,390	7,895
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.500%	8/15/57	23,000	24,615
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.250%	8/15/43	8,500	9,027
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.250%	8/15/48	10,000	10,588
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.500%	8/15/52	12,000	12,891
	Oklahoma Development Finance Authority Health System Revenue
	(Provident Oklahoma Education Resources Inc.)	5.250%	8/1/57	3,000	2,761
	Oklahoma Development Finance Authority Revenue
	(Provident Oklahoma Education Resources Inc.)	5.000%	8/1/47	4,575	4,220
	Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35	580	591
	Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36	295	299
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	3,868
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,128
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	4,500	4,486
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	8,890	8,754
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	586
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	432
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,006
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	748
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,081
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,417
					105,685
Oregon (0.6%)
	Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	5.000%	11/15/47	1,000	1,050
	Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	5.000%	11/15/52	1,500	1,569
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,433
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/32	3,635	4,139
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32	1,800	1,957
[12]	Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	6,916
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	1,590	1,630
	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	3,000	2,896
	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	10,550	10,184
	Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,430
	Port of Portland OR International Airport Revenue	5.000%	7/1/37	2,870	3,124
	Port of Portland OR International Airport Revenue	5.000%	7/1/42	5,000	5,396
	Port of Portland OR International Airport Revenue	5.000%	7/1/47	5,000	5,377
	Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	8,000	8,543
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/48	11,000	12,243
	Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46	2,250	2,324
					73,211
Pennsylvania (6.6%)
	Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,361
	Allegheny County PA Higher Education Building Authority University Revenue
	(Chatham University)	5.000%	9/1/30	500	519
	Allegheny County PA Higher Education Building Authority University Revenue
	(Chatham University)	5.000%	9/1/35	2,175	2,237
	Allegheny County PA Higher Education Building Authority University Revenue
	(Robert Morris University)	5.000%	10/15/47	1,625	1,704
5	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	1.690%	11/1/18 LOC	7,435	7,435
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31 (4)	1,000	1,029
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32 (4)	1,385	1,420
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33 (4)	2,000	2,043
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,748
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,250	1,328
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	14,500	14,779
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	12,850	13,345
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	3,500	3,648

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berks County PA Industrial Development Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/32	445	474
Berks County PA Industrial Development Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/42	500	522
Blythe Township PA Solid Waste Authority Revenue	7.750%	12/1/37	3,000	3,078
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/25	1,170	1,224
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	5.000%	3/1/33	1,865	2,037
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/41	2,630	2,588
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42	4,000	4,331
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47	12,290	13,260
Chester County PA Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)	4.375%	3/1/28	275	269
Chester County PA Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)	5.000%	3/1/38	650	648
Chester County PA Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)	5.125%	3/1/48	1,050	1,049
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34	8,250	9,032
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35	6,000	6,543
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39 (4)	4,625	4,536
Cumberland County PA Municipal Authority Revenue
(Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,061
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,635
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/35	1,060	1,113
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/39	1,625	1,690
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/46	3,175	3,290
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/38	1,000	1,014
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43	1,200	1,211
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53	1,900	1,901
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	3,790
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/46	7,000	7,650
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,550
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,557
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,440	4,771
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,717
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,150	4,161
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	2,940	2,914
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	10,050	9,728
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,772
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,287
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	3,849
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,920
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,534
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,790
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,824
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,670	3,043
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,500	2,849
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/32	2,750	2,979
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37	2,800	3,000
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47	2,000	2,123
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40	5,000	4,881
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50	10,120	9,946
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.000%	7/1/45	1,600	1,673

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Moon Industrial Development Authority Pennsylvania Revenue
	(Baptist Home Society Obligated Group)	6.125%	7/1/50	15,000	15,746
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	11,438
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37	765	801
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
	(National Gypsum Co.)	5.500%	11/1/44	5,000	5,167
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
	(Colver Project)	4.625%	12/1/18 (2)	3,125	3,150
	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38	4,000	4,197
	Pennsylvania Economic Development Financing Authority Revenue
	(Rapid Bridge Replacement Project)	5.000%	12/31/25	225	248
	Pennsylvania Economic Development Financing Authority Revenue
	(Rapid Bridge Replacement Project)	5.000%	12/31/29	10,000	10,825
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36	8,965	8,874
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37	10,000	9,843
	Pennsylvania GO	5.000%	8/1/32	8,235	8,961
	Pennsylvania GO	5.000%	8/1/33	6,440	6,988
	Pennsylvania GO	4.000%	3/1/37 (15)	5,000	5,019
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43	5,000	5,034
	Pennsylvania Higher Educational Facilities Authority Revenue
	(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	2,275	2,483
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	15,120	16,476
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	733
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,328
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	6,986
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,350
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	4,110	4,722
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	33,183
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	10,915
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	10,879
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,018
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,445
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,385
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	5,000	4,955
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,654
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	12,713
[13]	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,672
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,045	14,240
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	6,874
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	17,335
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,112
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,399
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	17,931
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,323
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,808
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,061
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	10,000	10,826
	Philadelphia PA Airport Revenue	5.000%	7/1/33	2,500	2,733
	Philadelphia PA Airport Revenue	5.000%	7/1/34	5,680	6,188
	Philadelphia PA Airport Revenue	5.000%	7/1/35	7,640	8,293
	Philadelphia PA Airport Revenue	5.000%	7/1/37	4,000	4,318
	Philadelphia PA Airport Revenue	5.000%	7/1/42	7,350	7,872
	Philadelphia PA Airport Revenue	5.000%	7/1/47	5,000	5,336
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27	5,000	5,566
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42	6,600	7,107
	Philadelphia PA Authority for Industrial Development Revenue (University of Sciences)	5.000%	11/1/47	12,000	12,893
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,545	3,973
	Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,234
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,227
	Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,663
	Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,678
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,096
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,094
	Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,847
	Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,743
	Philadelphia PA Gas Works Revenue	5.000%	8/1/42	6,300	6,790
	Philadelphia PA Gas Works Revenue	5.000%	8/1/47	9,255	9,939
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.000%	7/1/30	2,950	3,164

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.000%	7/1/31	1,750	1,865
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.000%	7/1/32	1,500	1,591
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.000%	7/1/33	1,000	1,055
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,052
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,177
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
	(Temple University Health System Obligated Group)	5.625%	7/1/42	7,930	8,332
	Philadelphia PA School District GO	5.000%	9/1/29	1,100	1,224
	Philadelphia PA School District GO	5.000%	9/1/30	1,445	1,599
	Philadelphia PA School District GO	5.000%	9/1/31	1,515	1,669
	Philadelphia PA School District GO	5.000%	9/1/32	1,500	1,648
	Philadelphia PA School District GO	5.000%	9/1/34	1,450	1,582
	Philadelphia PA School District GO	5.000%	9/1/36	1,200	1,299
	Philadelphia PA School District GO	5.000%	9/1/38	1,250	1,345
	Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,510	3,776
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,850	8,600
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	27,327
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,709
	Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	7,772
	Pittsburgh PA GO	5.000%	9/1/25	500	563
	Pittsburgh PA GO	5.000%	9/1/27	625	712
	Pittsburgh PA GO	5.000%	9/1/28	590	673
	Pittsburgh PA GO	4.000%	9/1/32	500	515
	Pittsburgh PA GO	4.000%	9/1/33	500	513
	Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue
	(St. Luke’s Hospital Obligated Group)	5.000%	8/15/40	8,125	8,600
	Quakertown PA General Authority Health Facilities Revenue (LifeQuest Obligated Group)	3.125%	7/1/21	8,365	8,196
	Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/36	4,000	3,986
	Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/46	3,875	3,740
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	10,000	9,767
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/35	1,000	1,059
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/38	1,500	1,582
	Washington County PA Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	1,085	1,079
5	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35	35,000	35,137
					842,005
Puerto Rico (0.3%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	5,380	5,017
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	55	51
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	95	88
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.750%	7/1/37	5,025	4,711
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	4,185	3,871
	Puerto Rico Highway & Transportation Authority Transportation Revenue	5.250%	7/1/41 (12)	5,000	5,542
[14]	Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	8,000	6,500
[14]	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	15,000	4,000
[14]	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/46 (14)	41,000	9,866
					39,646
Rhode Island (0.7%)
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,071
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(Providence College)	5.000%	11/1/42	2,000	2,192
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(Providence College)	5.000%	11/1/47	8,350	9,120
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	5.000%	9/15/28	2,505	2,809
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	5.000%	9/15/29	5,170	5,771
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	5.000%	9/15/30	2,105	2,336
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	4.000%	9/15/31	1,000	1,021
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	4.000%	9/15/32	1,250	1,272
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	4.000%	9/15/33	1,350	1,369

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,340
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,000	1,004
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,685	1,692
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,000	1,001
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,590	1,591
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,250	1,247
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,270	1,266
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	4,500	4,698
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/36	8,500	8,710
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,192
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	936
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23	750	810
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	750	817
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	931
Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	3,000	2,997
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	4,863
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,272
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	7,155	7,150
				83,478
South Carolina (1.7%)
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/38	7,650	7,425
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/39	1,500	1,440
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41	10,000	10,530
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	10,000	10,462
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,786
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25	2,180	2,452
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	7,500	7,961
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46	15,000	15,832
South Carolina Ports Authority Revenue	5.000%	7/1/27	4,000	4,564
South Carolina Ports Authority Revenue	5.000%	7/1/28	2,000	2,295
South Carolina Ports Authority Revenue	5.000%	7/1/29	2,040	2,323
South Carolina Ports Authority Revenue	5.000%	7/1/30	2,000	2,260
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,049
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,197
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	13,810	13,892
South Carolina Public Service Authority Revenue	5.000%	12/1/26	5,000	5,465
South Carolina Public Service Authority Revenue	5.000%	12/1/30	3,755	3,904
South Carolina Public Service Authority Revenue	5.000%	12/1/30	2,500	2,615
South Carolina Public Service Authority Revenue	5.000%	12/1/31	2,165	2,304
South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,150	1,230
South Carolina Public Service Authority Revenue	5.000%	12/1/31	3,295	3,551
South Carolina Public Service Authority Revenue	5.000%	12/1/31	2,150	2,326
South Carolina Public Service Authority Revenue	5.500%	12/1/33	1,305	1,420
South Carolina Public Service Authority Revenue	5.000%	12/1/35	990	1,051
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	8,360
South Carolina Public Service Authority Revenue	5.000%	12/1/36	5,030	5,342
South Carolina Public Service Authority Revenue	5.000%	12/1/37	3,685	3,894
South Carolina Public Service Authority Revenue	5.000%	12/1/38	410	426
South Carolina Public Service Authority Revenue	5.000%	12/1/38	5,500	5,720
South Carolina Public Service Authority Revenue	5.000%	12/1/38	11,000	11,617
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,223
South Carolina Public Service Authority Revenue	5.000%	12/1/43	8,325	8,549
South Carolina Public Service Authority Revenue	5.125%	12/1/43	340	354
South Carolina Public Service Authority Revenue	5.000%	12/1/46	9,215	9,582
South Carolina Public Service Authority Revenue	5.000%	12/1/48	500	517
South Carolina Public Service Authority Revenue	5.000%	12/1/49	4,605	4,768
South Carolina Public Service Authority Revenue	5.000%	12/1/50	10,550	10,926
South Carolina Public Service Authority Revenue	5.000%	12/1/55	2,600	2,684

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.250%	12/1/55	5,195	5,497
South Carolina Public Service Authority Revenue	5.000%	12/1/56	8,185	8,499
				220,292
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,319
South Dakota Health & Educational Facilities Authority Revenue
(Regional Health System Obligated Group)	5.000%	9/1/40	10,000	10,815
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,678
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,316
				31,128
Tennessee (0.9%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,761
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	383
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,153
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	6,834
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	7,964
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	10,723
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.710%	11/1/18 LOC	5,700	5,700
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40	4,000	4,270
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,317
Metropolitan Government of Nashville & Davidson County TN Industrial Development
Board Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21	3,000	2,987
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,350	2,514
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,077
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	6,852
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,368
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,839
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,333
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	8,991
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,012
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	18,152
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	17,000	17,598
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	580	596
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	2,140	2,192
				120,616
Texas (7.3%)
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	1,200	1,338
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	600	655
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	1,175	1,303
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	500	546
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	1,025	1,136
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	500	541
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/31	1,200	1,329
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	1,100	1,212
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	850	915
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/33	1,800	1,981
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/34	500	533
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,106
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,140
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,261
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,361
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,521
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,334
Austin TX Airport System Revenue	5.000%	11/15/41	4,000	4,287
Austin TX Airport System Revenue	5.000%	11/15/46	5,015	5,357
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,355
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,500	1,624
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	2,391
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,663
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	6,978
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,300	1,404
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,350	1,453
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,650	1,793
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	1,375	1,489
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41	6,000	5,794
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43	750	791
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	1,000	1,070

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	7,000	7,495
5	Conroe TX Independent School District GO TOB VRDO	1.640%	11/1/18	9,635	9,635
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,000	8,810
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/33	5,065	5,280
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/34	5,175	5,368
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26	2,000	2,205
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,780	3,915
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,085	7,338
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,330
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,305	22,225
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	10,415
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,940	17,642
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	11,000	11,369
[15]	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	18,068
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	8,801
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	8,607
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,600
	Harris County TX Health Facilities Development Corp. Revenue
	(Methodist Hospital System) VRDO	1.700%	11/1/18	11,200	11,200
	Harris County TX Health Facilities Development Corp. Revenue
	(Methodist Hospital System) VRDO	1.700%	11/1/18	4,715	4,715
	Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	541
	Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	540
	Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,183
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,306
	Houston TX Airport System Revenue	5.000%	7/1/31	900	961
	Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,328
	Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,261
	Houston TX Airport System Special Facilities Revenue
	(Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24	17,500	18,512
	Houston TX Airport System Special Facilities Revenue
	(Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29	13,150	13,974
	Houston TX Airport System Special Facilities Revenue
	(Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,299
	Houston TX Utility System Revenue	5.000%	11/15/43	1,625	1,805
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	10
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	209
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	15
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,190
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,172
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/28	1,410	1,590
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/29	1,035	1,160
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/30	1,385	1,545
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/45	9,500	10,257
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care Centers Inc. Project)	5.125%	2/15/42	2,750	2,778
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
	(Legacy Preparatory Charter Academy)	6.000%	8/15/37	3,500	3,562
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
	(Legacy Preparatory Charter Academy)	6.000%	8/15/47	3,500	3,524
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
	(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,752
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Children’s Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	3,780
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Children’s Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,509
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Carillon Life Care Community Project)	5.000%	7/1/36	2,220	2,244
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Carillon Life Care Community Project)	5.000%	7/1/46	2,250	2,251
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Legacy at Midtown Park Inc. Obligated Group)	5.500%	7/1/54	9,180	8,820

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,736
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,043
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	4,803
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(MRC Crestview Project)	3.000%	11/15/21	30	30
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(MRC Crestview Project)	5.000%	11/15/31	850	892
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(MRC Crestview Project)	5.000%	11/15/36	550	570
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(MRC Crestview Project)	5.000%	11/15/46	3,200	3,274
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(MRC Crestview Project)	5.500%	11/15/46	1,500	1,477
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(MRC Crestview Project)	5.500%	11/15/52	1,150	1,122
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Westminster Manor Project)	5.000%	11/1/31	1,000	1,074
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Westminster Manor Project)	5.000%	11/1/40	1,000	1,059
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
	(Children’s Health System of Texas Project)	4.000%	8/15/35	3,000	3,042
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/35	1,500	1,567
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/47	4,000	4,126
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/35	4,200	3,628
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/47	21,370	18,280
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	6,229
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,046
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	7,700	8,160
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	4,150	4,372
	North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	7,398
	North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	12,672
	North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	7,000	7,511
	North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	5,000	5,501
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	20,894
	North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,705	1,715
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,035
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	13,897
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,207
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,501
	North Texas Tollway Authority System Revenue	5.000%	1/1/48	13,200	14,309
	North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	38,215
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46	2,250	2,379
	Red River TX Education Finance Corp. Revenue (Houston Baptist University Project)	5.500%	10/1/46	4,250	4,577
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,241
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,790	8,784
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	4,755	5,215
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48	30,000	32,139
	San Antonio TX Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,139
	San Antonio TX GO	4.000%	8/1/34	4,060	4,189
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Air Force Villages Project)	5.000%	5/15/37	6,000	6,124
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Buckner Senior Living Inc.)	4.500%	11/15/23	6,500	6,511
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,167
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,700
[14]	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(CorpusChristi, Mirador Senior Living Inc.)	4.125%	11/15/28	2,825	1,970
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Stayton at Museum Way Project)	8.250%	11/15/44	3,000	2,905
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	1,120	1,199
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	1,170	1,272

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24	1,645	1,784
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	7,500	8,423
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	17,842
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,287
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	6,995	7,981
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	14,935	17,028
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	3,922
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	2,970	3,179
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	4,355	4,648
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30	425	452
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	6,480	6,875
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	3,909
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	21,501
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	10,749
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	13,175	15,233
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	23,525	24,592
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	2,640	2,811
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	28,281
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40	4,450	4,665
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45	5,000	5,226
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50	6,000	6,260
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	6,280	6,695
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	31,900	33,921
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	17,925	18,908
Texas Water Development Board Revenue	4.000%	10/15/33	5,010	5,205
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/35 (15)	1,600	1,627
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/37 (15)	1,500	1,511
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41 (15)	2,750	2,730
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/45 (15)	1,700	1,670
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,447
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,454
				941,474
Utah (1.0%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	17,209
Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	30,010
Salt Lake City UT Airport Revenue	5.000%	7/1/48	7,500	8,102
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,475	4,907
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,700	4,057
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,685	5,137
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,500	3,838
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41	16,500	18,070
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,805	5,267
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,321
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,664
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,130
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40 (15)	17,100	18,929
				125,641
Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,146
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,075
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/37	1,500	1,641
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/38	1,785	1,948
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/39	1,130	1,231
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	775	787
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/25	1,010	1,093
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/26	1,375	1,489
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/27	850	913
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/28	1,325	1,415
Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/31	1,250	1,220
Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/32	1,250	1,213
[11] Vermont Student Assistance Corp. Education Loan Revenue	5.398%	12/3/35	10,000	10,406
				36,577
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,465
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	4,695	4,601
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44	1,910	1,700

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,187
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,086
					18,039
Virginia (2.0%)
	Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
	(Portals West Apartment)	8.250%	4/1/32 (ETM)	385	498
	Ballston Quarter VA Community Development Authority Revenue	5.500%	3/1/46	2,500	2,556
	Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	13,500	14,401
[16]	Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,567
	Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
	(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,834
	Fairfax County VA Industrial Development Authority Health Care Revenue
	(Inova Health System Obligated Group)	4.000%	5/15/48	5,000	4,881
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
	(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,546
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
	(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,164
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
	(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,248
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
	(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,075
	Hanover County VA Economic Development Authority Residential Care Facility Revenue
	(Covenant Woods)	5.000%	7/1/42	5,550	5,603
	Hanover County VA Economic Development Authority Residential Care Facility Revenue
	(Covenant Woods)	5.000%	7/1/48	1,435	1,458
	Hanover County VA Economic Development Authority Residential Care Facility Revenue
	(Covenant Woods)	5.000%	7/1/51	1,690	1,714
	Lexington VA Industrial Development Authority Residential Care Facility Revenue
	(Kendall at Lexington Corp.)	4.000%	1/1/31	750	752
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,246
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,312
5	Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	17,468
	Peninsula Town Center Community Development Authority VA Revenue	5.000%	9/1/45	2,300	2,361
	Prince William County VA Industrial Development Agency Revenue
	(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,804
	Prince William County VA Industrial Development Agency Revenue
	(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,045
	Prince William County VA Industrial Development Agency Revenue
	(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,143
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,059
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,333
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,087
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,785
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,135
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	11,465	11,902
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,443
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,394
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,235
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	15,709
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,046
	Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000%	12/31/52	8,000	8,360
	Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000%	12/31/56	54,075	56,348
					251,512
Washington (1.6%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,685
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,296
	Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,191
	Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,478
	Port of Seattle WA Revenue	5.000%	5/1/30	9,215	10,266
	Port of Seattle WA Revenue	5.000%	5/1/31	8,000	8,875
	Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,714
	Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,059
	Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,747
	Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,646
	Port of Seattle WA Revenue	5.000%	5/1/35	10,000	10,948
	Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,029
	Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,353
	Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	9,618
	Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,070

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Seattle WA Municipal Light & Power Revenue	4.000%	1/1/47	13,360	13,270
Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	1,888
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,185
Washington Economic Development Finance Authority Environmental Facilities Revenue
(Columbia Pulp)	7.500%	1/1/32	4,000	4,466
Washington GO	5.000%	2/1/39	19,435	21,262
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/39	4,500	4,739
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,010	10,697
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/19 (Prere.)	5,000	5,081
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	4,783
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	4,744
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,236
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	6.750%	7/1/35	820	871
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/45	2,000	2,124
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/50	2,000	2,118
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/36	2,125	2,226
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/46	4,500	4,664
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/51	7,300	7,542
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,971
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,018
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,110
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,516
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,812
				202,298
West Virginia (0.5%)
Harrison County WV County Commission Revenue (Monogahela Power Company) PUT	3.000%	10/15/21	10,000	9,919
5 Monongalia County WV Commission Special District Excise Tax Revenue
(Monongalia County Commission Special District)	4.500%	6/1/27	2,000	1,960
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,632
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,137
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/19 (Prere.)	400	408
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.375%	6/1/38	5,130	5,527
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	5,000	5,382
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/51	7,500	6,814
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/52	7,500	7,908
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,356
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,000	2,089
West Virginia Hospital Finance Authority Hospital Revenue
(West Virginia University Health System Obligated Group)	5.000%	6/1/47	6,985	7,384
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/39	1,135	1,268
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/43	5,000	5,559
				65,343
Wisconsin (2.5%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,054
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	1,610	1,643
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20 (Prere.)	5,675	5,980
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20 (Prere.)	10,810	11,347
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,088
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/36	625	603
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,470
Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/37	1,110	1,128
Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/41	955	967
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,000	5,207
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36	4,715	4,725

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wisconsin Health & Educational Facilities Authority Revenue
	(Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37	5,905	5,905
	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,157
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	21,870
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,016
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39	20,000	21,235
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.250%	8/1/48	10,000	9,764
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34	9,300	9,967
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,305
	Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	5,600	5,608
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	7,590	7,958
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,282
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,745
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,666
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,086
	Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	16,323
	Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,460
	Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,536
	Wisconsin Public Finance Authority Higher Educational Facilities Revenue
	(Gannon University Project)	5.000%	5/1/42	1,100	1,146
	Wisconsin Public Finance Authority Higher Educational Facilities Revenue
	(Gannon University Project)	5.000%	5/1/47	1,100	1,142
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,284
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,180
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/37	625	655
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/52	1,800	1,862
5	Wisconsin Public Finance Authority Revenue (Alabama Proton Therapy Center)	6.850%	10/1/47	4,500	4,211
	Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	6.250%	8/1/27	10,000	10,444
	Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	5.000%	12/1/27	12,000	12,443
	Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	7.000%	12/1/50	9,500	10,688
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22	1,425	1,494
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23	1,000	1,053
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36	1,500	1,503
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48	5,000	5,014
	Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30	7,210	7,307
	Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,099
	Wisconsin Public Finance Authority Revenue (Denver International Airport)	5.000%	9/30/49	5,000	5,291
	Wisconsin Public Finance Authority Revenue (Maryland Proton Treatment Center LLC)	6.375%	1/1/48	10,000	10,078
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.000%	11/15/22	2,200	2,200
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.500%	11/15/23	1,600	1,602
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.950%	11/15/24	1,250	1,257
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37	1,000	1,041
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42	1,230	1,271
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47	1,225	1,261
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52	2,300	2,360
	Wisconsin Public Finance Authority Special Facility Revenue
	(Million Air Two LLC Obligation Group)	7.125%	6/1/41	16,000	16,016
	Wisconsin Public Finance Authority Student Housing Revenue
	(Western Carolina University Project)	5.250%	7/1/47	3,250	3,368
					314,365
Total Tax-Exempt Municipal Bonds (Cost $12,389,941)					12,423,703

				Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[17]	Vanguard Municipal Cash Management Fund (Cost $222,599)	1.620%		2,225,936	222,594
Total Investments (98.6%) (Cost $12,612,540)					12,646,297

High-Yield Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (1.4%)
Other Assets
Investment in Vanguard	663
Receivables for Investment Securities Sold	45,203
Receivables for Accrued Income	179,676
Receivables for Capital Shares Issued	12,372
Variation Margin Receivable — Futures Contracts	575
Other Assets	3,002
Total Other Assets	241,491
Liabilities
Payables for Investment Securities Purchased	(31,284)
Payables for Capital Shares Redeemed	(14,610)
Payables for Distributions	(11,880)
Payables to Vanguard	(6,121)
Variation Margin Payable — Futures Contracts	(1,112)
Total Liabilities	(65,007)
Net Assets (100%)	12,822,781

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	12,808,868
Total Distributable Earnings (Loss)	13,913
Net Assets	12,822,781

Investor Shares—Net Assets
Applicable to 162,940,105 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,790,492
Net Asset Value Per Share—Investor Shares	$10.99

Admiral Shares—Net Assets
Applicable to 1,003,971,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,032,289
Net Asset Value Per Share—Admiral Shares	$10.99

• See Note A in Notes to Financial Statements.
1 5.000% coupon rate will be effective March 2019.
2 6.500% coupon rate will be effective October 2023.
3 6.850% coupon rate will be effective January 2024.
4 7.000% coupon rate will be effective August 2019.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At October 31, 2018, the aggregate value of these securities was $187,327,000, representing 1.5% of net assets.
6 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
7 6.150% coupon rate will be effective October 2024.
8 6.250% coupon rate will be effective October 2024.
9 6.400% coupon rate will be effective July 2023.
10 6.600% coupon rate will be effective July 2023.
11 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
12 Securities with a value of $2,926,000 have been segregated as initial margin for open futures contracts.
13 5.125% coupon rate will be effective June 2024.
14 Non-income-producing security—security in default.
15 5.450% coupon rate will be effective October 2023.
16 4.875% coupon rate will be effective July 2023.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2018	1,119	139,997	62
2-Year U.S. Treasury Note	December 2018	452	95,217	1
10-Year U.S. Treasury Note	December 2018	693	82,077	(196)
				(133)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(582)	(65,407)	18
Ultra Long U.S. Treasury Bond	December 2018	(341)	(50,884)	454
30-Year U.S. Treasury Bond	December 2018	(85)	(11,741)	(49)
				423
				290

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Statement of Operations

Statement of Changes in Net Assets

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1] 495,881
Total Income 495,881
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,573
Management and Administrative—
Investor Shares	2,391
Management and Administrative—
Admiral Shares	7,371
Marketing and Distribution—
Investor Shares	406
Marketing and Distribution—
Admiral Shares	832
Custodian Fees	76
Auditing Fees	35
Shareholders’ Reports and Proxy—
Investor Shares	124
Shareholders’ Reports and Proxy—
Admiral Shares	164
Trustees’ Fees and Expenses	8
Total Expenses	12,980
Net Investment Income	482,901
Realized Net Gain (Loss)
Investment Securities Sold[1]	33,912
Futures Contracts	(12,898)
Realized Net Gain (Loss)	21,014
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (465,310)
Futures Contracts	2,329
Change in Unrealized Appreciation
(Depreciation) (462,981)
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,934

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	482,901	436,823
Realized Net Gain (Loss)	21,014	7,477
Change in Unrealized Appreciation (Depreciation)	(462,981)	(105,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,934	338,432
Distributions
Net Investment Income
Investor Shares	(69,776)	(68,546)
Admiral Shares	(417,024)	(361,150)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(486,800)	(429,696)
Capital Share Transactions
Investor Shares	(48,748)	(56,843)
Admiral Shares	984,904	1,269,214
Net Increase (Decrease) from Capital Share Transactions	936,156	1,212,371
Total Increase (Decrease)	490,290	1,121,107
Net Assets
Beginning of Period	12,332,491	11,211,384
End of Period	12,822,781	12,332,491

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,187,000, ($1,000), and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.37	$11.47	$11.20	$11.23	$10.63
Investment Operations
Net Investment Income	. 418[1]	. 427[1]	.413	.414	.430
Net Realized and Unrealized Gain (Loss)
on Investments	(.377)	(.108)	.270	(.030)	.600
Total from Investment Operations	.041	.319	.683	.384	1.030
Distributions
Dividends from Net Investment Income	(.421)	(.419)	(.413)	(.414)	(.430)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.421)	(.419)	(.413)	(.414)	(.430)
Net Asset Value, End of Period	$10.99	$11.37	$11.47	$11.20	$11.23

Total Return [2]	0.35%	2.91%	6.15%	3.47%	9.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,790	$1,904	$1,980	$1,614	$1,484
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.72%	3.80%	3.59%	3.69%	3.94%
Portfolio Turnover Rate	17%	21%	19%	21%	28%

1 Calculated based on average shares outstanding

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.37	$11.47	$11.20	$11.23	$10.63
Investment Operations
Net Investment Income	. 427[1]	. 437[1]	.425	.423	.438
Net Realized and Unrealized Gain (Loss)
on Investments	(.377)	(.106)	.270	(.030)	.600
Total from Investment Operations	.050	.331	.695	.393	1.038
Distributions
Dividends from Net Investment Income	(.430)	(.431)	(.425)	(.423)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.430)	(.431)	(.425)	(.423)	(.438)
Net Asset Value, End of Period	$10.99	$11.37	$11.47	$11.20	$11.23

Total Return [2]	0.43%	3.01%	6.26%	3.56%	9.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,032	$10,429	$9,231	$7,398	$6,608
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.80%	3.90%	3.69%	3.77%	4.02%
Portfolio Turnover Rate	17%	21%	19%	21%	28%

1 Calculated based on average shares outstanding

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

High-Yield Tax-Exempt Fund

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $663,000, representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,423,703	—
Temporary Cash Investments	222,594	—	—
Futures Contracts—Assets[1]	575	—	—
Futures Contracts—Liabilities[1]	(1,112)	—	—
Total	222,057	12,423,703	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

High-Yield Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	20,101
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(22,174)
Net Unrealized Gains (Losses)	33,226

* Includes $22,174,000, which may be used to offset future net capital gains through October 31, 2019. The fund used capital loss carryforwards of $20,408,000 to offset taxable capital gains realized during the year ended October 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	12,613,071
Gross Unrealized Appreciation	255,686
Gross Unrealized Depreciation	(222,460)
Net Unrealized Appreciation (Depreciation)	33,226

E. During the year ended October 31, 2018, the fund purchased $2,975,985,000 of investment securities and sold $2,151,331,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2018, such purchases and sales were $550,790,000 and $974,846,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	551,059	48,936	609,504	54,458
Issued in Lieu of Cash Distributions	58,183	5,184	56,855	5,077
Redeemed	(657,990)	(58,560)	(723,202)	(64,797)
Net Increase (Decrease)—Investor Shares	(48,748)	(4,440)	(56,843)	(5,262)
Admiral Shares
Issued	2,909,605	258,614	3,080,836	275,381
Issued in Lieu of Cash Distributions	283,166	25,236	243,455	21,728
Redeemed	(2,207,867)	(196,917)	(2,055,077)	(184,792)
Net Increase (Decrease)—Admiral Shares	984,904	86,933	1,269,214	112,317

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (five of the funds constituting Vanguard Municipal Bond Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the
Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2018 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2018 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the
Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2018 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $29,736,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2018 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2018	10/31/2018	Period[1]
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,007.48	$0.76
Admiral Shares	1,000.00	1,007.79	0.46
Limited-Term
Investor Shares	$1,000.00	$1,007.42	$0.76
Admiral Shares	1,000.00	1,007.73	0.46
Intermediate-Term
Investor Shares	$1,000.00	$1,004.78	$0.76
Admiral Shares	1,000.00	1,005.08	0.45
Long-Term
Investor Shares	$1,000.00	$1,002.30	$0.76
Admiral Shares	1,000.00	1,002.60	0.45
High-Yield
Investor Shares	$1,000.00	$1,004.49	$0.76
Admiral Shares	1,000.00	1,004.80	0.45
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,024.45	$0.77
Admiral Shares	1,000.00	1,024.75	0.46
Limited-Term
Investor Shares	$1,000.00	$1,024.45	$0.77
Admiral Shares	1,000.00	1,024.75	0.46
Intermediate-Term
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.84	0.31
Long-Term
Investor Shares	$1,000.00	$1,024.45	$0.77
Admiral Shares	1,000.00	1,024.75	0.46
High-Yield
Investor Shares	$1,000.00	$1,024.45	$0.77
Admiral Shares	1,000.00	1,024.75	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period: are for the Short-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1 Year Municipal Bond Index, Bloomberg Barclays 1–5 Year Municipal Bond Index, Bloomberg Barclays 1–15 Year Municipal Bond Index, and Bloomberg Barclays Municipal Bond Index (Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Municipal Bond Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Municipal Bond Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Municipal Bond Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Municipal Bond Funds or the owners of the Municipal Bond Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Municipal Bond Funds. Investors acquire the Municipal Bond Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Municipal Bond Funds. The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Municipal Bond Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Municipal Bond Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Municipal Bond Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Municipal Bond Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MUNICIPAL BOND FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739
unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
Who Are Deaf or Hard of Hearing > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your

This material may be used in conjunction	fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review information about your fund on the SEC’s
website, and you can receive copies of this information,
CFA® is a registered trademark owned by CFA Institute.	for a fee, by sending a request via email addressed to
publicinfo@sec.gov.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122018

Annual Report | October 31, 2018

Vanguard Tax-Exempt Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
Fund Profile.	6
Performance Summary.	7
Financial Statements.	10
About Your Fund’s Expenses.	149
Glossary.	151

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2018, Vanguard Tax-Exempt Bond Index Fund returned –0.93% for Investor Shares, –0.85% for ETF Shares (based on net asset value), and –0.84% for Admiral Shares. Those performances were in line with the benchmark index return of –0.72% but lagged the average return of –0.37% for peer funds.

• The Federal Reserve raised its federal funds target rate four times, bringing it to 2%–2.25%. Longer-term rates also moved higher amid raised expectations for inflation and intensifying trade tensions.

• While fundamentals remained solid, municipal bonds went through a bumpy patch early on, when tax reforms affected both supply and demand. With yields rising, prices of municipal bonds finished the period down across the maturity spectrum but mainly toward the intermediate and long end.

• By maturity, intermediate-term munis performed the worst. By quality, lower-rated investment-grade munis tended to fare better than their higher-rated counterparts.

• Please note that shortly after the close of the period, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Total Returns: Fiscal Year Ended October 31, 2018
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	2.79%	4.71%	2.07%	-3.00%	-0.93%
ETF Shares	2.84	4.80
Market Price					-0.78
Net Asset Value					-0.85
Admiral™ Shares	2.84	4.80	2.17	-3.01	-0.84
S&P National AMT-Free Municipal Bond Index					-0.72
General Municipal Funds Average					-0.37

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 40.8%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Inception Through October 31, 2018
Average
Annual Return
Tax-Exempt Bond Index Fund Investor Shares (Returns since inception: 8/21/2015)	1.84%
S&P National AMT-Free Municipal Bond Index	1.97
General Municipal Funds Average	2.01
General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.19%	0.09%	0.09%	0.86%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the fund’s expense ratios were 0.17% for Investor Shares, 0.08% for ETF Shares, and 0.09% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: General Municipal Funds Average.

3

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

4

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley
President and Chief Executive Officer
November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

5

Tax-Exempt Bond Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.19%	0.09%	0.09%
30-Day SEC Yield	2.79%	2.84%	2.84%

Financial Attributes
		S&P
		National
		AMT-Free
	Fund	Muni Bond Idx
Number of Bonds	4,191	11,854
Yield to Maturity (before
expenses)	3.0%	2.9%
Average Coupon	4.7%	4.6%
Average Duration	5.9 years	5.8 years
Average Stated Maturity	13.4 years	13.0 years
Short-Term Reserves	0.9%	—

Largest Area Concentrations
New York	19.8%
California	13.3
Texas	10.2
New Jersey	5.6
Illinois	5.3
Massachusetts	4.6
Pennsylvania	4.3
Florida	3.7
Washington	3.4
Maryland	3.0
Top Ten	73.2%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	5.3%
1 - 3 Years	10.3
3 - 5 Years	9.2
5 - 10 Years	17.1
10 - 20 Years	30.4
20 - 30 Years	24.8
Over 30 Years	2.9

Distribution by Credit Quality (% of portfolio)

AAA	24.0%
AA	49.1
A	17.2
BBB	8.6
Not Rated	1.1

Credit-quality ratings are from Moody's and S&P. The higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares, 0.08% for ETF Shares, and 0.09% for Admiral Shares.

6

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 21, 2015, Through October 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index Fund Investor
Shares	-1.17%	1.76%	$10,573
S&P National AMT-Free Municipal Bond
Index	-0.72	1.97	10,643

General Municipal Funds Average	-0.37	2.01	10,657

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index Fund
ETF Shares Net Asset Value	-0.85%	1.92%	$10,626
Tax-Exempt Bond Index Fund
ETF Shares Market Price	-0.78	1.94	10,633
S&P National AMT-Free Municipal Bond
Index	-0.72	1.97	10,643

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

7

Tax-Exempt Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2018

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/25/2015)	Investment
Tax-Exempt Bond Index Fund Admiral
Shares	-1.09%	1.88%	$10,612
S&P National AMT-Free Municipal Bond
Index	-0.72	2.01	10,643

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2018

		Since
	One	Inception
	Year	(8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market
Price	-0.78%	6.33%
Tax-Exempt Bond Index Fund ETF Shares Net Asset
Value	-0.85	6.26
S&P National AMT-Free Municipal Bond Index	-0.72	6.43

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): August 21, 2015, Through October 31, 2018
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	1.49	2.79	4.28	4.32
2017	1.86	-0.10	1.76	1.92
2018	2.07	-3.00	-0.93	-0.72

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

8

Tax-Exempt Bond Index Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	8/21/2015	-0.09%	1.80%	0.32%	2.12%
Fee-Adjusted Returns		-0.34			2.03
ETF Shares	8/21/2015
Market Price		-0.10			2.17
Net Asset Value		-0.05			2.19
Admiral Shares	8/25/2015	-0.00	1.91	0.34	2.25
Fee-Adjusted Returns		-0.25			2.16

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

9

Tax-Exempt Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.6%)
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/19	300	307
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/21	180	193
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/22 (Prere.)	290	319
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/22 (Prere.)	165	182
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/27	890	1,001
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/28	720	808
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/30	645	719
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	4.000%	9/1/32	555	572
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/36	665	745
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	4.000%	6/1/37	1,250	1,279
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/37	380	404
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	107
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	235	260
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/25	450	507
Alabama Public School & College Authority
Revenue	5.000%	1/1/21	710	752
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	2,685	3,019
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	1,535	1,721
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	300	344

10

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Auburn University Alabama General Fee
Revenue	4.000%	6/1/41	2,945	2,972
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	170	177
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	147
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	1,460	1,549
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	252
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,890	2,069
Jefferson County AL Board of Education GO	5.000%	2/1/46	2,165	2,336
Jefferson County AL Revenue	5.000%	9/15/33	500	552
Jefferson County AL Revenue	5.000%	9/15/34	250	275
Jefferson County AL Revenue	5.000%	9/15/35	250	274
				23,842
Alaska (0.1%)
Alaska Municipal Bond Bank Authority
Revenue	5.000%	3/1/27	170	190
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	1,220	1,324
Anchorage AK Electric Utility Revenue	4.000%	12/1/44	350	344
				1,858
Arizona (1.5%)
Arizona Board of Regents COP (Arizona State
University)	5.000%	9/1/23	1,500	1,672
Arizona Board Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	390	427
Arizona COP	5.250%	10/1/20 (4)	120	123
Arizona COP	5.000%	10/1/29 (4)	2,945	3,018
Arizona School Facilities Board COP	5.000%	9/1/19	840	861
Arizona School Facilities Board COP	5.000%	9/1/20	100	105
Arizona School Facilities Board COP	5.000%	9/1/21	590	634
Arizona School Facilities Board COP	5.000%	9/1/23	555	620
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	138
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	1,000	1,095
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	215	240
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	195	218
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	585	663
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	335	378
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	415	423
Arizona Transportation Board Highway
Revenue	5.000%	7/1/21	1,255	1,346
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22 (Prere.)	570	623
Arizona Transportation Board Highway
Revenue	5.000%	7/1/24	280	318
Arizona Transportation Board Highway
Revenue	5.000%	7/1/24	1,040	1,112

11

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arizona Transportation Board Highway
Revenue	5.000%	7/1/25	590	642
Arizona Transportation Board Highway
Revenue	5.000%	7/1/25	150	160
Arizona Transportation Board Highway
Revenue	5.000%	7/1/26	2,765	3,008
Arizona Transportation Board Highway
Revenue	5.000%	7/1/29	995	1,114
Arizona Transportation Board Highway
Revenue	5.000%	7/1/31	2,280	2,549
Arizona Transportation Board Highway
Revenue	5.000%	7/1/32	60	67
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	250	263
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	720	793
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	1,130	1,245
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	175	196
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	175	199
Maricopa County AZ Community College
District GO	5.000%	7/1/21	225	241
Maricopa County AZ Community College
District GO	5.000%	7/1/23	100	112
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	515	539
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/20 (Prere.)	730	767
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/40	2,950	2,946
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/19	860	877
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	1,210	1,267
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,531
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	733
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	775	849
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	845	953
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	170
Phoenix AZ GO	4.000%	7/1/21	1,330	1,393
Phoenix AZ GO	4.000%	7/1/22	335	355
Phoenix AZ GO	4.000%	7/1/24	470	509
Phoenix AZ GO	4.000%	7/1/25	750	809
Phoenix AZ GO	5.000%	7/1/26	220	256
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	250	266

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	91
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	271
Pima County AZ Sewer Revenue	5.000%	7/1/24	220	249
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	135
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	75	75
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	50	50
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	750	754
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	305	315
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/21	395	419
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	520	575
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/24	120	135
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	465	500
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	105	124
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	235	253
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	720	778
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	6,715	7,227
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	225	251
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	22
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	2,400	2,650
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	1,700	1,873
				55,570
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	375	402
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,200	1,295
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	408
				2,105
California (13.3%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	235	231
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	15
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	240	231
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5

13

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	272
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	154
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	125	138
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	2,240	2,425
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	500	540
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	399
1 Allan Hancock CA Joint Community College
GO	0.000%	8/1/47	250	143
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	220	80
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	137
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/33	1,890	2,031
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/34	1,505	1,615
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/35	1,250	1,340
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/41	375	400
Anaheim CA Public Financing Authority
Lease Revenue	0.000%	9/1/32 (4)	1,500	855
Anaheim CA Public Financing Authority
Lease Revenue	0.000%	9/1/36 (4)	1,490	692
Anaheim CA Public Financing Authority
Lease Revenue	5.000%	5/1/39	3,500	3,839
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	200	48
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.125%	4/1/19 (Prere.)	115	117
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	525	533
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	225	228
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	100	112
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	245	275
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	1,000	1,032
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	1,000	1,024
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	5,400	5,415
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,001
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	4,315	4,605

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	305	327
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	362
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	1,500	1,636
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	200
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	248
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	496
Beverly Hills CA Unified School District GO	0.000%	8/1/33	100	58
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	175	178
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	675
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,825	1,960
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	104
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	252
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	116
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	325	374
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	210	241
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	325	332
California Economic Recovery GO	5.000%	7/1/19 (ETM)	405	414
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	325	355
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	880	1,055
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,800	2,203
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	1,035	1,270
California GO	5.000%	2/1/19	300	302
California GO	5.500%	4/1/19	225	228
California GO	6.000%	4/1/19	165	168
California GO	6.000%	4/1/19 (Prere.)	720	733
California GO	6.000%	4/1/19 (Prere.)	2,210	2,250
California GO	6.500%	4/1/19 (Prere.)	3,340	3,407
California GO	5.000%	8/1/19	225	230
California GO	5.000%	8/1/19	100	102
California GO	5.000%	9/1/19	135	139
California GO	5.000%	10/1/19	310	319
California GO	5.000%	2/1/20	225	234

15

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	2/1/20	110	114
California GO	5.000%	8/1/20	500	526
California GO	5.000%	9/1/20	100	105
California GO	5.000%	9/1/20	100	105
California GO	5.000%	10/1/20	515	544
California GO	5.000%	10/1/20	1,090	1,152
California GO	5.000%	10/1/20	445	470
California GO	5.250%	10/1/20	500	516
California GO	5.500%	4/1/21	430	437
California GO	5.000%	8/1/21	235	254
California GO	5.000%	9/1/21	1,010	1,093
California GO	5.000%	9/1/21	245	265
California GO	5.000%	10/1/21	160	173
California GO	5.000%	12/1/21	265	288
California GO	5.000%	2/1/22	175	191
California GO	5.250%	4/1/22	20	20
California GO	5.000%	9/1/22	200	220
California GO	5.000%	9/1/22	500	551
California GO	5.000%	10/1/22	110	121
California GO	5.250%	10/1/22	135	150
California GO	5.000%	11/1/22	2,000	2,212
California GO	5.000%	12/1/22	175	194
California GO	5.000%	2/1/23	250	273
California GO	5.000%	9/1/23	905	1,015
California GO	5.000%	9/1/23	200	221
California GO	5.250%	9/1/23	100	109
California GO	5.000%	10/1/23	355	399
California GO	5.000%	11/1/23	160	180
California GO	5.000%	12/1/23	295	332
California GO	5.000%	12/1/23	375	422
California GO	5.000%	3/1/24	550	622
California GO	5.500%	4/1/24	175	178
California GO	5.000%	5/1/24	300	340
California GO	5.000%	8/1/24	250	284
California GO	5.000%	8/1/24	365	415
California GO	5.000%	8/1/24	725	825
California GO	5.250%	9/1/24	25	27
California GO	5.000%	10/1/24	100	114
California GO	5.000%	10/1/24	3,400	3,877
California GO	5.000%	12/1/24	1,250	1,411
California GO	5.625%	4/1/25	310	315
California GO	5.000%	8/1/25	630	726
California GO	5.000%	8/1/25	1,150	1,325
California GO	5.000%	8/1/25	3,325	3,831
California GO	5.000%	9/1/25	895	1,032
California GO	5.000%	10/1/25	735	844
California GO	5.000%	10/1/25	590	678
California GO	5.000%	11/1/25	250	289
California GO	5.000%	3/1/26	2,940	3,357
California GO	5.000%	3/1/26	840	959
California GO	5.000%	8/1/26	1,765	2,027
California GO	5.000%	8/1/26	100	116
California GO	5.000%	8/1/26	800	911
California GO	5.000%	8/1/26	800	931
California GO	5.000%	9/1/26	275	316

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/26	120	137
California GO	5.000%	11/1/26	3,475	4,055
California GO	5.000%	2/1/27 (2)	120	140
California GO	5.000%	3/1/27	1,465	1,663
California GO	5.000%	8/1/27	175	203
California GO	5.000%	8/1/27	100	114
California GO	5.000%	8/1/27	920	1,077
California GO	4.000%	9/1/27	100	105
California GO	5.000%	9/1/27	325	363
California GO	5.000%	9/1/27	2,955	3,436
California GO	5.000%	9/1/27	1,175	1,366
California GO	5.000%	10/1/27	100	111
California GO	5.000%	10/1/27	170	194
California GO	5.000%	11/1/27	500	560
California GO	5.000%	11/1/27	1,830	2,148
California GO	5.000%	3/1/28	500	565
California GO	5.750%	4/1/28	295	300
California GO	5.000%	8/1/28	330	375
California GO	5.000%	8/1/28	2,225	2,593
California GO	5.000%	8/1/28	2,020	2,334
California GO	5.000%	8/1/28	1,000	1,155
California GO	5.000%	8/1/28	425	495
California GO	4.000%	9/1/28	125	131
California GO	4.000%	9/1/28	200	213
California GO	5.000%	9/1/28	805	896
California GO	5.000%	9/1/28	1,450	1,677
California GO	5.000%	9/1/28	325	370
California GO	5.000%	10/1/28	930	1,055
California GO	5.000%	8/1/29	555	628
California GO	5.000%	8/1/29	190	220
California GO	5.000%	8/1/29	125	144
California GO	3.000%	9/1/29	105	101
California GO	5.000%	9/1/29	4,960	5,704
California GO	5.000%	9/1/29	550	632
California GO	5.000%	10/1/29	250	283
California GO	5.000%	10/1/29	140	144
California GO	5.250%	10/1/29	110	113
California GO	5.000%	11/1/29	4,125	4,793
California GO	5.000%	12/1/29	100	112
California GO	5.000%	3/1/30	160	179
California GO	5.000%	8/1/30	50	56
California GO	5.000%	8/1/30	1,000	1,127
California GO	5.000%	8/1/30	3,785	4,363
California GO	5.000%	8/1/30	1,600	1,845
California GO	5.000%	9/1/30	1,215	1,390
California GO	5.000%	9/1/30	1,460	1,570
California GO	5.000%	9/1/30	2,200	2,517
California GO	5.000%	9/1/30	200	226
California GO	5.000%	10/1/30	340	383
California GO	5.000%	11/1/30	720	799
California GO	5.000%	12/1/30	950	1,056
California GO	5.000%	2/1/31	50	55
California GO	5.750%	4/1/31	835	848
California GO	5.000%	5/1/31	2,220	2,477
California GO	5.000%	8/1/31	300	336

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/31	4,815	5,371
California GO	3.250%	9/1/31	115	112
California GO	4.000%	9/1/31	120	126
California GO	5.000%	9/1/31	200	215
California GO	5.000%	9/1/31	2,200	2,508
California GO	5.000%	9/1/31	510	563
California GO	5.000%	10/1/31	340	382
California GO	5.000%	11/1/31	145	161
California GO	5.000%	11/1/31	400	461
California GO	5.000%	11/1/31	500	576
California GO	5.000%	2/1/32	180	197
California GO	5.000%	5/1/32	50	56
California GO	5.000%	8/1/32	250	278
California GO	5.000%	8/1/32	2,340	2,615
California GO	5.000%	8/1/32	180	204
California GO	5.250%	8/1/32 (4)	1,080	1,295
California GO	5.000%	9/1/32	1,200	1,346
California GO	5.000%	9/1/32	685	778
California GO	4.625%	10/1/32	385	406
California GO	5.250%	10/1/32	255	276
California GO	5.000%	11/1/32	1,475	1,633
California GO	5.000%	11/1/32	1,435	1,646
California GO	5.000%	2/1/33	510	556
California GO	6.500%	4/1/33	2,825	2,877
California GO	5.000%	8/1/33	375	416
California GO	5.000%	8/1/33	1,300	1,449
California Go	5.000%	8/1/33	2,285	2,604
California GO	5.000%	8/1/33	325	363
California GO	3.000%	9/1/33	1,170	1,062
California GO	3.375%	9/1/33	210	202
California GO	4.000%	9/1/33	575	597
California GO	4.000%	9/1/33	500	519
California GO	5.000%	9/1/33	1,000	1,133
California GO	5.000%	10/1/33	2,430	2,717
California GO	4.000%	8/1/34	275	284
California GO	5.000%	8/1/34	1,730	1,928
California GO	4.000%	9/1/34	250	259
California GO	4.000%	9/1/34	355	368
California GO	5.000%	9/1/34	1,225	1,384
California GO	5.000%	9/1/34	775	864
California GO	5.500%	11/1/34	100	103
California GO	5.500%	11/1/34	145	150
California GO	6.250%	11/1/34	1,500	1,564
California GO	4.250%	4/1/35	300	309
California GO	5.250%	4/1/35	300	326
California GO	6.000%	4/1/35	985	1,001
California GO	5.000%	8/1/35	725	804
California GO	5.000%	8/1/35	965	1,085
California GO	4.000%	9/1/35	250	258
California GO	4.000%	11/1/35	4,540	4,671
California GO	5.000%	11/1/35	1,155	1,312
California GO	5.375%	11/1/35	50	53
California GO	3.750%	12/1/35	450	451
California GO	5.000%	8/1/36	6,760	7,681
California GO	4.000%	9/1/36	250	257

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	4.000%	9/1/36	2,000	2,053
California GO	5.000%	9/1/36	145	158
California GO	5.000%	4/1/37	500	543
California GO	4.000%	9/1/37	250	256
California GO	4.000%	9/1/37	365	371
California GO	5.000%	10/1/37	110	122
California GO	4.000%	11/1/37	685	699
California GO	5.000%	2/1/38	1,605	1,717
California GO	5.000%	2/1/38	755	816
California GO	6.000%	4/1/38	2,540	2,581
California GO	5.000%	10/1/39	2,005	2,213
California GO	5.000%	10/1/39	1,000	1,110
California GO	5.500%	11/1/39	400	414
California GO	6.000%	11/1/39	425	441
California GO	5.000%	9/1/41	1,025	1,099
California GO	5.000%	10/1/41	3,725	3,999
California GO	4.375%	4/1/42	100	102
California GO	5.000%	4/1/42	400	429
California GO	5.000%	9/1/42	3,355	3,625
California GO	5.000%	2/1/43	535	577
California GO	5.000%	4/1/43	2,285	2,470
California GO	4.875%	11/1/43	265	283
California GO	5.000%	11/1/43	1,800	1,963
California GO	4.500%	12/1/43	405	425
California GO	5.000%	3/1/45	600	654
California GO	5.000%	8/1/45	655	718
California GO	5.000%	9/1/45	500	555
California GO	5.000%	8/1/46	1,000	1,107
California GO	5.000%	10/1/47	2,000	2,205
California GO	4.000%	11/1/47	4,755	4,773
California GO	5.000%	11/1/47	1,000	1,113
California GO PUT	3.000%	12/1/19	125	126
California Municipal Finance Authority
Revenue (Orange County Civic Center
Infrastructure Improvement Program)	5.000%	6/1/42	400	448
California Municipal Finance Authority
Revenue (Orange County Civic Center
Infrastructure Improvement Program)	4.000%	6/1/47	1,185	1,179
California Public Works Board Lease Revenue	5.000%	5/1/24	545	618
California Public Works Board Lease Revenue	5.000%	10/1/26	200	233
California Public Works Board Lease Revenue	5.000%	10/1/27	515	605
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,747
California Public Works Board Lease Revenue	5.000%	10/1/29	500	579
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	105
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	465	502
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/26	100	113
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	160	167
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	268
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	272

19

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	719
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	640	699
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	365	405
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	273
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	224
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	207
California Public Works Board Lease Revenue
(Various Capital Projects)	6.000%	11/1/19 (Prere.)	100	104
California Public Works Board Lease Revenue
(Various Capital Projects)	6.125%	11/1/19 (Prere.)	100	104
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	365
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	1,000	1,045
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	605	646
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	755	808
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	336
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/29	125	135
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	150	166
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	38
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	405	434
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	276
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	345	376
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	500	509
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	90	92
California State University Systemwide
Revenue	5.000%	11/1/29	255	289
California State University Systemwide
Revenue	5.000%	11/1/30	100	115
California State University Systemwide
Revenue	4.000%	11/1/31	1,130	1,194
California State University Systemwide
Revenue	5.000%	11/1/31	510	582
California State University Systemwide
Revenue	5.000%	11/1/31	150	169
California State University Systemwide
Revenue	5.000%	11/1/32	50	57

20

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	4.000%	11/1/34	125	130
California State University Systemwide
Revenue	5.000%	11/1/34	650	725
California State University Systemwide
Revenue	4.000%	11/1/35	235	243
California State University Systemwide
Revenue	5.000%	11/1/35	375	425
California State University Systemwide
Revenue	5.000%	11/1/36	1,025	1,156
California State University Systemwide
Revenue	4.000%	11/1/37	375	385
California State University Systemwide
Revenue	5.000%	11/1/37	1,590	1,737
California State University Systemwide
Revenue	5.000%	11/1/37	390	418
California State University Systemwide
Revenue	5.000%	11/1/37	565	636
California State University Systemwide
Revenue	5.000%	11/1/37	180	202
California State University Systemwide
Revenue	4.000%	11/1/38	2,360	2,412
California State University Systemwide
Revenue	5.000%	11/1/38	650	729
California State University Systemwide
Revenue	5.000%	11/1/38	1,285	1,438
California State University Systemwide
Revenue	5.000%	11/1/39	380	418
California State University Systemwide
Revenue	5.000%	11/1/41	325	358
California State University Systemwide
Revenue	5.000%	11/1/42	100	111
California State University Systemwide
Revenue	4.000%	11/1/45	3,635	3,673
California State University Systemwide
Revenue	5.000%	11/1/45	1,340	1,472
California State University Systemwide
Revenue	5.000%	11/1/47	115	127
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/40	100	108
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase IV)	5.000%	5/15/42	105	114
Centinela Valley CA Union High School
District GO	4.000%	8/1/50 (4)	300	299
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,000	1,008
Clovis CA Unified School District GO	4.000%	8/1/40	150	152
Coast CA Community College District GO	4.000%	8/1/38	125	127
Coast CA Community College District GO	5.000%	8/1/38	3,025	3,319
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	300	105

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Contra Costa CA Community College District
GO	5.000%	8/1/38	180	198
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	675	271
Corona-Norco CA Unified School District GO	4.000%	8/1/43	3,750	3,783
Cypress CA Elementary School District GO	0.000%	8/1/40	250	94
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	153
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/22	300	332
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	90	102
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	167
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	121
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/47	535	596
El Camino CA Community College District GO	0.000%	8/1/33	190	111
El Camino CA Community College District GO	0.000%	8/1/38	500	221
Foothill-De Anza CA Community College
District GO	0.000%	8/1/32	1,560	955
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	5.750%	1/15/46	250	279
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.000%	1/15/49	2,595	2,959
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.000%	1/15/53	1,500	1,707
Fremont CA Union High School District GO	4.000%	8/1/40	725	735
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	472
Fresno CA Unified School District GO	4.000%	8/1/41	500	507
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	522
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	3,750	4,021
Grossmont-Cuyamaca CA Community
College District GO	4.000%	8/1/47	500	501
Hayward CA Area Recreation & Park District
GO	4.000%	8/1/46	1,500	1,520
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	105
Long Beach CA Community College District
GO	5.000%	8/1/22 (Prere.)	100	111
Long Beach CA Community College District
GO	4.000%	8/1/42	500	505
Long Beach CA Unified School District GO	0.000%	8/1/32	100	59
Long Beach CA Unified School District GO	4.000%	8/1/45	350	352
Los Angeles CA Community College District
GO	5.000%	8/1/19	125	128
Los Angeles CA Community College District
GO	6.000%	8/1/19 (Prere.)	1,000	1,032
Los Angeles CA Community College District
GO	5.000%	8/1/25	170	195
Los Angeles CA Community College District
GO	5.000%	8/1/26	175	201

22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District
GO	5.000%	8/1/28	570	649
Los Angeles CA Community College District
GO	5.000%	8/1/29	370	419
Los Angeles CA Community College District
GO	5.000%	8/1/30	285	321
Los Angeles CA Community College District
GO	5.000%	8/1/31	670	753
Los Angeles CA Community College District
GO	4.000%	8/1/32	100	104
Los Angeles CA Community College District
GO	5.000%	8/1/36	100	113
Los Angeles CA Community College District
GO	4.000%	8/1/37	1,000	1,026
Los Angeles CA Community College District
GO	5.000%	8/1/38	1,030	1,156
Los Angeles CA Community College District
GO	4.000%	8/1/39	325	331
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	101
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	254
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	170
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,065	3,176
Los Angeles CA Department of Water &
Power Revenue	5.000%	11/1/18	2,825	2,825
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/20	370	389
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	230	256
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	100	115
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	245	273
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	140	154
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	130	144
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	2,500	2,791
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	1,350	1,469
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	300	334
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	500	544
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	1,575	1,711
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39	1,535	1,695
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39	1,300	1,435

23

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/40	265	294
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/41	155	172
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/41	240	253
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/42	1,010	1,118
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	180	195
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	1,725	1,869
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	1,515	1,642
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	4,930	5,416
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	555	610
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/47	400	401
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	416
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/42	175	197
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	5.000%	11/1/25	85	99
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	5.000%	11/1/31	235	268
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	4.000%	11/1/33	860	895
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	4.000%	11/1/35	900	929
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	72
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,035
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	215
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	447
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	113
Los Angeles CA Unified School District GO	5.000%	7/1/25	295	343
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	168
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	311
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	446
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	123
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	424
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	204
Los Angeles CA Unified School District GO	5.000%	7/1/30	500	563
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	658
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	322
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	143
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	754
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	845
Los Angeles CA Unified School District GO	5.000%	7/1/40	385	428
Los Angeles CA Unified School District GO	5.250%	7/1/42	2,000	2,296
Los Angeles CA Unified School District GO	5.250%	7/1/42	2,000	2,296
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	280	316
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	1,000	1,090

24

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	549
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	8,235	8,975
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	277
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	5,000	5,600
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	900	972
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	455	516
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/37	555	601
Los Angeles County CA Public Works
Financing Authority Lease Revenue	4.000%	12/1/40	1,405	1,421
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/42	400	432
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/44	370	409
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	58
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	250
Los Angeles County Facilities Inc. Lease
Revenue	4.000%	12/1/48	3,960	3,878
Mendocino-Lake CA Union School District
Public Financing Authority Revenue	0.000%	8/1/21 (Prere.)	310	29
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	102
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/39	950	955
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	271
2 Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	119
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	325	182
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	170	90
Newport Mesa CA Unified School District GO	0.000%	8/1/34	300	167
Newport Mesa CA Unified School District GO	0.000%	8/1/36	400	201
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	336
Norwalk-La Mirada CA Unified School District
GO	0.000%	8/1/38 (12)	525	219
Oak Grove CA Unified School District GO	0.000%	6/1/21 (Prere.)	265	59
Oakland CA Unified School District GO	5.000%	8/1/40	280	310
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	246
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,216
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	128
3 Palomar CA Community College District GO	0.000%	8/1/45	1,000	736
Palomar CA Community College District GO	4.000%	8/1/45	350	353
Pasadena CA Unified School District GO	5.000%	8/1/26	10	12
Peralta CA Community College District
Revenue	4.000%	8/1/39	350	354
Placentia-Yorba Linda CA Unified School
District GO	0.000%	8/1/49	500	124
Poway CA Unified School District GO	0.000%	8/1/33	1,800	1,018
Poway CA Unified School District GO	0.000%	8/1/46	250	71

25

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Riverside CA Sewer Revenue	5.000%	8/1/40	320	351
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	565	644
Sacramento CA City Unified School District
GO	4.000%	5/1/47	570	574
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	310	359
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	206
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	603
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	170	188
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/42	150	156
Sacramento CA Water Revenue	5.000%	9/1/38	425	468
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,279
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	250	275
San Bernardino CA Community College
District GO	4.000%	8/1/29	1,900	2,007
San Bernardino CA Community College
District GO	4.000%	8/1/33	665	693
San Diego CA Community College District GO	5.000%	8/1/27	80	95
San Diego CA Community College District GO	4.000%	8/1/41	225	229
San Diego CA Community College District GO	5.000%	8/1/43	910	999
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/20 (Prere.)	125	132
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	180	183
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	1,170	1,193
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	255
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.500%	5/15/19 (Prere.)	300	306
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	105
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	245	271
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	380	448
San Diego CA Public Facilities Financing
Authority Water Revenue	5.375%	8/1/19 (Prere.)	1,000	1,027
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	235
San Diego CA Unified School District GO	5.000%	7/1/26	150	174
San Diego CA Unified School District GO	5.000%	7/1/28	100	116
San Diego CA Unified School District GO	4.000%	7/1/29	100	107
San Diego CA Unified School District GO	0.000%	7/1/31	170	107
San Diego CA Unified School District GO	4.000%	7/1/32	500	522
San Diego CA Unified School District GO	4.000%	7/1/33	250	260
San Diego CA Unified School District GO	0.000%	7/1/35	575	297
San Diego CA Unified School District GO	0.000%	7/1/35	295	152

26

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	5.000%	7/1/35	100	110
San Diego CA Unified School District GO	0.000%	7/1/36	340	167
San Diego CA Unified School District GO	0.000%	7/1/36	2,000	980
San Diego CA Unified School District GO	0.000%	7/1/36	895	440
San Diego CA Unified School District GO	0.000%	7/1/37	375	176
San Diego CA Unified School District GO	0.000%	7/1/38	170	76
San Diego CA Unified School District GO	0.000%	7/1/39	100	43
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,066
4 San Diego CA Unified School District GO	0.000%	7/1/42	150	94
San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,626
San Diego CA Unified School District GO	0.000%	7/1/43	785	280
San Diego CA Unified School District GO	0.000%	7/1/45	575	187
San Diego CA Unified School District GO	4.000%	7/1/45	225	227
San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,715
San Diego CA Unified School District GO	0.000%	7/1/47	250	74
5 San Diego CA Unified School District GO	0.000%	7/1/47	1,495	920
San Diego CA Unified School District GO	4.000%	7/1/47	3,000	3,024
6 San Diego CA Unified School District GO	0.000%	7/1/48	120	89
San Diego CA Unified School District GO	0.000%	7/1/49	535	144
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/43	125	136
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/47	1,000	1,103
San Diego County CA Regional Airport
Authority Revenue	5.000%	4/1/48	3,365	3,634
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.375%	2/1/19 (Prere.)	400	404
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	379
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	575	635
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	503
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	524
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	240
San Francisco CA City & County (War
Memorial Veterans Building Seismic Upgrade
& Improvements) COP	4.000%	4/1/45	405	407
San Francisco CA City & County COP	5.000%	4/1/28	500	577
San Francisco CA City & County GO	5.000%	10/1/28	100	105
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	230	234
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	95	98
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	141
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	3,000	3,318
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	4.000%	10/1/39	135	136

27

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	103
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	175	200
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	103
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	100	108
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	125	127
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	251
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	1,175	1,262
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	750	808
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	77
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/32 (14)	185	107
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	135	145
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	900	959
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/49	1,000	1,067
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	115	122
San Jose CA Airport Revenue	5.000%	3/1/47	500	548
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	615	671
San Marcos CA Unified School District GO	0.000%	8/1/32	150	89
San Marcos CA Unified School District GO	0.000%	8/1/51	100	24
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34	800	831
7 San Mateo CA Union High School District GO	0.000%	9/1/41	100	82
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	93
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	565	218
Santa Clara CA GO	3.250%	8/1/39	645	596
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	250	256
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	1,085	1,201
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	1,000	1,006
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	126
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	5,025	5,596
Southwestern California Community College
District GO	0.000%	8/1/46	320	92
Southwestern California Community College
District GO	4.000%	8/1/47	2,505	2,510

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	134
Turlock CA Irrigation District Revenue	5.500%	1/1/41	1,660	1,763
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/37	300	304
University of California Revenue	5.000%	5/15/21	150	162
University of California Revenue	5.000%	5/15/22	510	564
University of California Revenue	5.000%	5/15/22 (Prere.)	115	127
University of California Revenue	5.000%	5/15/22 (Prere.)	1,360	1,498
University of California Revenue	5.000%	5/15/23 (Prere.)	520	586
University of California Revenue	5.000%	5/15/23	510	576
University of California Revenue	5.000%	5/15/25	165	193
University of California Revenue	5.000%	5/15/25	95	104
University of California Revenue	5.000%	5/15/27	110	127
University of California Revenue	5.000%	5/15/28	100	115
University of California Revenue	5.000%	5/15/29	775	862
University of California Revenue	5.000%	5/15/29	670	764
University of California Revenue	5.000%	5/15/32	1,000	1,127
University of California Revenue	5.000%	5/15/32	240	264
University of California Revenue	5.000%	5/15/33	700	768
University of California Revenue	5.000%	5/15/35	175	195
University of California Revenue	4.000%	5/15/36	525	537
University of California Revenue	5.000%	5/15/36	395	443
University of California Revenue	5.000%	5/15/36	275	309
University of California Revenue	5.000%	5/15/37	1,130	1,226
University of California Revenue	5.000%	5/15/38	800	871
University of California Revenue	5.000%	5/15/39	355	386
University of California Revenue	5.000%	5/15/40	140	155
University of California Revenue	5.000%	5/15/41	105	116
University of California Revenue	5.000%	5/15/42	710	768
University of California Revenue	5.000%	5/15/42	2,730	3,019
University of California Revenue	5.000%	5/15/43	1,000	1,120
University of California Revenue	4.000%	5/15/46	1,000	1,002
University of California Revenue	5.000%	5/15/46	2,170	2,385
University of California Revenue	4.000%	5/15/47	560	561
University of California Revenue	5.000%	5/15/47	450	499
University of California Revenue	4.000%	5/15/48	7,405	7,417
University of California Revenue	5.000%	5/15/58	4,500	4,966
University of California Revenue PUT	5.000%	5/15/23	905	1,018
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	905	986
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	116
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	205	223
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,000	529
Westside Union CA School District GO	0.000%	8/1/45	265	79
William S. Hart Union High School District
California GO	0.000%	8/1/35 (4)	300	153
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	100
Yosemite CA Community College District GO	5.000%	8/1/32	155	178
8 Yosemite CA Community College District GO	0.000%	8/1/42	1,180	777
				492,927

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Colorado (1.4%)
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	336
Adams County CO COP	4.000%	12/1/45	280	277
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	175	200
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	70	80
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/35	2,775	2,846
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/47	1,000	978
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	100
Colorado Building Excellent Schools COP	5.000%	3/15/21 (Prere.)	450	479
Colorado COP	5.000%	12/15/30	1,000	1,154
Colorado COP	5.000%	12/15/31	2,005	2,294
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	750	769
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	235	248
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,052
Colorado Higher Education Capital
Construction Lease Purchase Financing
Program COP	5.250%	11/1/18 (Prere.)	155	155
Colorado Higher Education Capital
Construction Lease Purchase Financing
Program COP	5.500%	11/1/18 (Prere.)	400	400
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	118
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	55
Denver City & County CO School District
No 1. CP	5.000%	12/1/34	4,225	4,435
Denver City & County CO School District
No 1. CP	5.000%	12/1/36	5,775	6,056
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	315
Denver CO City & County Airport Revenue	5.250%	11/15/27	150	155
Denver CO City & County Airport Revenue	4.000%	11/15/31	110	113
Denver CO City & County Airport Revenue	5.250%	11/15/31	4,465	4,951
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	216
Denver CO City & County Airport Revenue	5.250%	11/15/36	785	808
Denver CO City & County Airport Revenue	5.000%	12/1/48	1,000	1,105
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/35	3,500	1,759
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/36	3,000	1,432
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/37	3,000	1,361
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/38	2,500	1,077
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/39	2,500	1,026
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	515	564

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	149
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,040
Denver CO City & County School District GO	4.000%	12/1/41	200	203
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	85	68
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	179
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	785	494
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	89
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	148
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/40	390	155
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	230	240
Regional Transportation District of Colorado
COP	4.375%	6/1/39	1,200	1,239
Regional Transportation District of Colorado
COP	5.000%	6/1/39	245	263
Regional Transportation District of Colorado
COP	4.000%	6/1/40	365	367
Regional Transportation District of Colorado
COP	4.500%	6/1/44	1,250	1,297
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/34	520	591
Regional Transportation District of Colorado
Sales Tax Revenue	4.000%	11/1/36	2,525	2,584
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	55
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	1,855	2,026
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	50	59
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	100	109
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	240	283
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	25	30
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	382
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/33	35	40
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	250	279
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	125	139
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	165	187
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	500	514

31

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of Colorado Enterprise System
Revenue	4.000%	6/1/43	3,000	3,024
				53,147
Connecticut (1.8%)
Connecticut GO	5.000%	11/1/18	125	125
Connecticut GO	5.000%	11/15/18	4,000	4,004
Connecticut GO	5.000%	4/15/19	200	202
Connecticut GO	5.000%	6/15/19	100	102
Connecticut GO	5.000%	11/1/19	255	262
Connecticut GO	5.250%	6/1/20 (2)	280	292
Connecticut GO	5.000%	10/15/20	150	157
Connecticut GO	5.000%	11/1/20	3,150	3,302
Connecticut GO	5.000%	5/15/21	150	159
Connecticut GO	5.000%	10/15/21	645	688
Connecticut GO	5.000%	11/1/21	1,025	1,095
Connecticut GO	5.000%	12/1/21	400	411
Connecticut GO	5.000%	6/1/22	265	285
Connecticut GO	5.000%	10/15/22	170	184
Connecticut GO	5.000%	10/15/22	180	195
Connecticut GO	5.000%	11/15/22	135	146
Connecticut GO	5.000%	5/15/23	600	633
Connecticut GO	5.000%	6/1/23	305	327
Connecticut GO	5.000%	10/15/23	650	711
Connecticut GO	5.000%	11/15/23	630	690
Connecticut GO	5.000%	3/15/24	410	450
Connecticut GO	5.000%	6/1/24	1,325	1,417
Connecticut GO	5.000%	8/15/24	100	109
Connecticut GO	5.000%	10/15/24	120	130
Connecticut GO	5.000%	11/1/24	105	111
Connecticut GO	5.000%	2/15/25	100	101
Connecticut GO	5.000%	5/15/25	390	432
Connecticut GO	5.000%	6/15/25	800	886
Connecticut GO	5.000%	10/15/25	155	168
Connecticut GO	5.000%	10/15/25	5,160	5,725
Connecticut GO	5.000%	11/15/25	545	605
Connecticut GO	5.000%	6/15/26	800	881
Connecticut GO	5.000%	10/15/26	725	808
Connecticut GO	5.000%	10/15/26	295	318
Connecticut GO	5.000%	11/1/26	315	315
Connecticut GO	5.000%	11/15/26	710	785
Connecticut GO	5.000%	4/15/27	125	139
Connecticut GO	5.000%	5/15/27	315	348
Connecticut GO	5.000%	8/15/27	500	553
Connecticut GO	5.000%	11/15/27	620	681
Connecticut GO	5.000%	4/15/28	1,000	1,114
Connecticut GO	4.000%	9/15/28	265	270
Connecticut GO	5.000%	11/15/28	300	328
Connecticut GO	5.000%	4/15/29	400	440
Connecticut GO	5.000%	9/15/31	160	168
Connecticut GO	5.000%	11/1/31	170	177
Connecticut GO	5.000%	10/15/33	1,000	1,080
Connecticut GO	5.000%	10/15/34	750	808
Connecticut GO	5.000%	6/15/35	500	531

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/45	1,550	1,661
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,681
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	4,961
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	547
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,015
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,641
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	345	347
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/19	2,285	2,338
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	225	240
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	850	934
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	240	264
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	350	389
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	140	156
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	500	543
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/25	3,640	3,993
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/26	180	200
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	410	451
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,095	1,230
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	130	144
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	835	929
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	4,550	4,982
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/28	320	353
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	395	423
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	680	749
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	150	163
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/29	175	189
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	435	476

33

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	155	170
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	243
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	405	442
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	107
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	539
				67,348
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	2,500	2,796
Delaware GO	5.000%	1/1/28	500	591
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	483
				3,870
District of Columbia (1.2%)
District of Columbia GO	5.000%	6/1/22	2,000	2,188
District of Columbia GO	5.000%	6/1/23	805	897
District of Columbia GO	5.000%	6/1/24	515	583
District of Columbia GO	5.000%	6/1/24	130	144
District of Columbia GO	5.000%	6/1/30	1,085	1,203
District of Columbia GO	5.000%	6/1/33	5,315	5,849
District of Columbia GO	4.000%	6/1/34	1,030	1,061
District of Columbia GO	5.000%	6/1/34	180	203
District of Columbia GO	5.000%	6/1/35	750	844
District of Columbia GO	4.000%	6/1/36	500	511
District of Columbia GO	5.000%	6/1/36	300	332
District of Columbia GO	4.000%	6/1/37	750	764
District of Columbia GO	5.000%	6/1/37	160	179
District of Columbia GO	5.000%	6/1/38	865	943
District of Columbia GO	4.000%	6/1/41	170	171
District of Columbia GO	5.000%	6/1/41	985	1,086
District of Columbia Income Tax Revenue	5.000%	12/1/19	125	129
District of Columbia Income Tax Revenue	5.000%	12/1/23	340	375
District of Columbia Income Tax Revenue	5.000%	12/1/26	475	495
District of Columbia Income Tax Revenue	5.250%	12/1/26	520	537
District of Columbia Income Tax Revenue	5.000%	12/1/27	375	391
District of Columbia Income Tax Revenue	5.000%	12/1/27	2,500	2,737
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	239
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	129
District of Columbia Income Tax Revenue	5.000%	12/1/30	100	104
District of Columbia Income Tax Revenue	5.000%	12/1/31	700	763
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	490
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,630	2,807
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	430	486
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	270	300
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/23 (4)	105	115
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	915	1,014

34

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/39	200	221
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	113
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	940	1,031
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	1,055	1,155
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/48	3,000	3,246
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/36	750	841
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,860	2,989
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	251
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/31 (12)	305	179
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,610	670
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	35
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39 (12)	100	39
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/39	20	20
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	368
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	20
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	3,820	3,984
				43,231
Florida (3.7%)
Broward County FL Airport System Revenue	5.375%	10/1/29	150	154
Broward County FL Airport System Revenue	5.000%	10/1/37	2,950	3,156
Broward County FL Airport System Revenue	5.250%	10/1/38	500	548
Broward County FL Airport System Revenue	4.000%	10/1/42	345	346
Broward County FL Airport System Revenue	5.000%	10/1/42	420	449
Broward County FL School Board COP	5.000%	7/1/24	125	141
Broward County FL School Board COP	5.000%	7/1/25	100	114
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/37	380	413
Cape Coral FL Water & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	710	766

35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cape Coral FL Water & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	100	108
Cape Coral FL Water & Sewer System
Revenue	4.000%	10/1/42	3,895	3,824
Central Florida Expressway Authority BAN	4.000%	7/1/37	740	744
Central Florida Expressway Authority Revenue	5.000%	7/1/26	580	668
Central Florida Expressway Authority Revenue	4.000%	7/1/30	525	548
Central Florida Expressway Authority Revenue	4.000%	7/1/31	850	881
Central Florida Expressway Authority Revenue	5.000%	7/1/34	190	211
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	507
Central Florida Expressway Authority Revenue	3.250%	7/1/36	150	133
Central Florida Expressway Authority Revenue	4.000%	7/1/36	640	645
Central Florida Expressway Authority Revenue	4.000%	7/1/38	885	888
Central Florida Expressway Authority Revenue	4.000%	7/1/39	450	448
Central Florida Expressway Authority Revenue	4.000%	7/1/40	2,000	1,980
Central Florida Expressway Authority Revenue	4.000%	7/1/41	1,860	1,833
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/19	310	315
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	280	290
Florida Board of Education Lottery Revenue	5.000%	7/1/20	5,525	5,784
Florida Board of Education Lottery Revenue	5.000%	7/1/21	150	161
Florida Board of Education Lottery Revenue	5.000%	7/1/24	1,115	1,266
Florida Board of Education Lottery Revenue	5.000%	7/1/25	1,750	2,017
Florida Board of Education Lottery Revenue	5.000%	7/1/28	340	401
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	100	102
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	640	669
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,000	1,045
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20 (Prere.)	215	225
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	290	303
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	2,430	2,604
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,200	1,314
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,695	4,047
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	150	167
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	265	283
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	300	327
Florida Department of Transportation GO	4.000%	7/1/30	730	779
Florida Department of Transportation GO	4.000%	7/1/36	1,685	1,734
Florida Department of Transportation GO	4.000%	7/1/43	1,200	1,206
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	500	525
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	500	523

36

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	270	269
Florida Municipal Power Agency Revenue	5.250%	10/1/19	485	499
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	318
Florida Municipal Power Agency Revenue	5.000%	10/1/24	350	396
Florida Municipal Power Agency Revenue	5.000%	10/1/27	100	115
Florida Municipal Power Agency Revenue	5.000%	10/1/28	170	194
Florida Municipal Power Agency Revenue	5.000%	10/1/29	105	119
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	52
Florida Turnpike Authority Revenue	5.000%	7/1/40	1,850	1,945
Florida Water Pollution Control Financing
Corp. Revenue	5.000%	1/15/20	124	125
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	419
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	505	541
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	155	176
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	1,325	1,435
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	385	423
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	440	488
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	625	687
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23 (Prere.)	10	11
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	225	258
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	360	394
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	450	510
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/38	2,200	2,197
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	30	32
Jacksonville FL Special Revenue	5.000%	10/1/30	525	586
JEA Electric System Revenue	5.000%	10/1/27	1,250	1,440
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/44 (4)	235	258
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45	1,900	2,071
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	3,000	3,211
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	1,750	1,782
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	4,275	4,304
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44	1,740	1,723
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,000	1,032
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	665	686
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	110	113
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	240	254

37

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/20 (Prere.)	155	165
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	125	142
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	750	785
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	115	120
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	280
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	60	63
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	320	348
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	395	412
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	465	506
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/40	100	108
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	250	250
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	785	845
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	225	254
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	112
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,030	4,184
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	5.375%	10/1/19 (Prere.)	150	155
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	515	132
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,975	486
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	355	358
Miami-Dade County FL School Board COP	5.000%	2/1/24	185	206
Miami-Dade County FL School Board COP	5.000%	2/1/25	135	152
Miami-Dade County FL School Board COP	5.000%	2/1/26	405	461
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	70
Miami-Dade County FL School District GO	5.000%	3/15/46	3,000	3,264
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	2,890	3,154
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	765	827
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	100	108
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	100	108
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	590	636
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	465	511

38

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	570	625
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	1,080	1,161
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	135
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	130	44
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	560	603
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/38	1,000	1,007
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	188
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	2,430	2,594
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/19 (4)	200	206
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/20 (Prere.)	1,475	1,554
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/20 (Prere.)	1,200	1,265
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/22	120	132
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/23	405	452
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/24	1,960	2,220
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/25	435	499
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/26	615	702
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/29	250	278
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/42	1,680	1,801
Miami-Dade County FL Water & Sewer
Revenue	3.375%	10/1/47	1,215	1,014
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	600	616
Orange County FL School Board COP	5.000%	8/1/31	1,060	1,184
Orange County FL School Board COP	5.000%	8/1/33	865	968
Orange County FL School Board COP	5.000%	8/1/34	160	179
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	225	247
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	195	221
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	1,000	1,017
Orange County FL Tourist Development Tax
Revenue	4.000%	10/1/33	2,000	2,046
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	865	905
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	670	701

39

Tax-Exempt Bond Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/20 (Prere.)	120	126
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/22	100	109
	Orlando FL Contract Tourist Development Tax
	Payments Revenue	5.000%	5/1/24 (Prere.)	1,445	1,634
	Orlando FL Contract Tourist Development Tax
	Payments Revenue	5.000%	5/1/24 (Prere.)	310	351
	Orlando FL Contract Tourist Development Tax
	Payments Revenue	5.250%	5/1/24 (Prere.)	200	229
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	4/1/19 (Prere.)	1,350	1,367
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/23	175	196
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/25	205	236
	Osceola County FL Expressway System
	Revenue (Poinciana Parkway Project)	0.000%	10/1/21	115	105
	Osceola County FL Expressway System
	Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	44
9	Osceola County FL Expressway System
	Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	37
10	Osceola County FL Expressway System
	Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	477
	Osceola County FL Expressway System
	Revenue (Poinciana Parkway Project)	5.375%	10/1/47	380	403
	Palm Beach County FL School Board COP	5.000%	8/1/26	850	976
	Palm Beach County FL School Board COP	5.000%	8/1/27	175	202
	Palm Beach County FL School Board COP	5.000%	8/1/31	100	112
	Palm Beach County FL Solid Waste Authority
	Revenue	5.000%	10/1/21 (Prere.)	5	5
	Palm Beach County FL Solid Waste Authority
	Revenue	5.000%	10/1/24	145	156
	Palm Beach County FL Solid Waste Authority
	Revenue	5.000%	10/1/31	690	739
	Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	317
	South Florida Water Management District COP	5.000%	10/1/33	340	377
	Tallahassee FL Energy System Revenue	5.000%	10/1/33	1,000	1,124
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	410	421
	Tampa FL Cigarette Tax Allocation Revenue
	(H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	732
	Tampa FL Cigarette Tax Allocation Revenue
	(H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	288
	Tampa-Hillsborough County FL Expressway
	Authority Revenue	5.000%	7/1/22 (Prere.)	210	230
	Tampa-Hillsborough County FL Expressway
	Authority Revenue	5.000%	7/1/37	3,495	3,743
	Tampa-Hillsborough County FL Expressway
	Authority Revenue	4.000%	7/1/42	4,250	4,211
					137,368
Georgia (1.9%)
	Athens-Clarke County GA Unified Government
	Water & Sewerage Revenue	5.625%	1/1/19 (Prere.)	110	111

40

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/19	120	121
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	240	248
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	165	183
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19 (Prere.)	780	805
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19 (Prere.)	60	62
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	52
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	255
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	598
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	104
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,200	1,251
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,042
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	176
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	715	838
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	155	175
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	190	214
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	565	628
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	610	628
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	230	254
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	95	98
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,305	1,431
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	535	586
DeKalb County GA School District GO	4.000%	10/1/19	1,500	1,528
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	545	582
Georgia GO	5.000%	1/1/19 (Prere.)	350	352
Georgia GO	5.000%	7/1/19	100	102
Georgia GO	5.000%	7/1/19	665	678
Georgia GO	5.000%	2/1/20	2,500	2,591
Georgia GO	5.000%	9/1/20	100	105
Georgia GO	5.000%	7/1/21	3,145	3,377
Georgia GO	5.000%	7/1/21	1,300	1,396
Georgia GO	5.000%	10/1/21	250	270
Georgia GO	5.000%	2/1/22	125	136
Georgia GO	4.000%	10/1/22	2,500	2,662
Georgia GO	4.500%	11/1/22	135	144
Georgia GO	5.000%	2/1/23	6,225	6,912
Georgia GO	4.000%	1/1/25	1,145	1,247
Georgia GO	5.000%	1/1/25	375	414
Georgia GO	5.000%	12/1/25	100	116
Georgia GO	5.000%	7/1/26	800	935
Georgia GO	5.000%	7/1/27	240	261
Georgia GO	5.000%	7/1/28	700	822
Georgia GO	5.000%	7/1/28	105	122
Georgia GO	4.000%	7/1/34	3,325	3,477
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	730	783
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	405	412
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19 (Prere.)	300	305
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	1,425	1,525
Gwinnett County GA School District GO	5.000%	8/1/20	3,185	3,344
Gwinnett County GA School District GO	5.000%	8/1/21	1,680	1,807
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,099

41

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (Prere.)	375	383
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	85	87
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/19 (Prere.)	1,250	1,278
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	1,695	1,775
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/29	2,125	2,268
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,600	1,649
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	200	222
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	3,600	3,940
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	2,395	2,403
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	2,000	2,029
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	600	622
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	2,280	2,395
Paulding County GA Water & Sewerage
Revenue	3.000%	12/1/48	100	78
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	100	102
Private Colleges & University Authority of
Georgia Revenue (Emory University)	4.000%	10/1/38	2,000	2,039
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/46	1,250	1,385
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art
& Design)	5.000%	4/1/44	575	606
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	191
				70,816
Hawaii (1.1%)
Hawaii Airports System Revenue	5.000%	7/1/34	100	104
Hawaii Airports System Revenue	5.000%	7/1/39	100	104
Hawaii GO	5.000%	11/1/18	625	625
Hawaii GO	5.000%	11/1/18	100	100
Hawaii GO	5.000%	12/1/18	680	682
Hawaii GO	5.000%	2/1/20	2,500	2,591
Hawaii GO	5.000%	8/1/21	3,000	3,225
Hawaii GO	5.000%	11/1/21	125	135
Hawaii GO	5.000%	12/1/21 (Prere.)	90	97
Hawaii GO	5.000%	12/1/21 (Prere.)	490	529
Hawaii GO	5.000%	12/1/21 (Prere.)	460	497
Hawaii GO	5.000%	12/1/21 (Prere.)	135	146
Hawaii GO	5.000%	12/1/21 (Prere.)	125	135
Hawaii GO	5.000%	12/1/21 (Prere.)	65	70
Hawaii GO	5.000%	12/1/21 (Prere.)	260	282
Hawaii GO	5.000%	12/1/21 (Prere.)	195	211
Hawaii GO	5.000%	12/1/21 (Prere.)	100	108
Hawaii GO	5.000%	8/1/23 (Prere.)	80	89
Hawaii GO	5.000%	8/1/23	320	358
Hawaii GO	5.000%	8/1/23 (Prere.)	40	45
Hawaii GO	5.000%	10/1/23	795	891

42

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	10/1/23	1,900	2,129
Hawaii GO	5.000%	1/1/24	5,000	5,615
Hawaii GO	5.000%	8/1/24	265	300
Hawaii GO	5.000%	10/1/24	360	409
Hawaii GO	5.000%	8/1/25	695	785
Hawaii GO	5.000%	8/1/25	865	978
Hawaii GO	5.000%	1/1/26	2,425	2,798
Hawaii GO	5.000%	10/1/26	275	316
Hawaii GO	4.000%	4/1/28	110	118
Hawaii GO	5.000%	8/1/28	70	79
Hawaii GO	5.000%	10/1/28	225	259
Hawaii GO	4.000%	4/1/29	1,750	1,846
Hawaii GO	5.000%	8/1/29	150	169
Hawaii GO	5.000%	8/1/30	45	50
Hawaii GO	5.000%	8/1/30	830	929
Hawaii GO	4.000%	5/1/31	325	341
Hawaii GO	5.000%	10/1/31	390	447
Hawaii GO	4.000%	5/1/32	500	520
Hawaii GO	4.000%	1/1/34	2,675	2,760
Hawaii GO	4.000%	5/1/36	500	511
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	525	579
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	300	331
Honolulu HI City & County GO	5.000%	10/1/23	1,225	1,372
Honolulu HI City & County Wastewater
System Revenue	5.250%	7/1/21 (Prere.)	250	270
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/22 (Prere.)	185	203
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/31	295	308
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/33	575	594
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/38	500	509
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/40	1,485	1,636
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/42	1,000	1,001
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/45	355	390
				39,576
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26	705	806

Illinois (5.3%)
Chicago IL Board of Education GO	5.750%	4/1/33	100	113
Chicago IL Board of Education GO	5.750%	4/1/34	100	112
Chicago IL Board of Education GO	5.750%	4/1/35	350	392
Chicago IL Board of Education GO	6.000%	4/1/46	2,415	2,754
Chicago IL GO	5.000%	1/1/22	125	131
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	5.000%	12/1/23 (2)	90	90
Chicago IL GO	5.000%	1/1/24	715	758
Chicago IL GO	5.000%	1/1/25 (14)	305	306
Chicago IL GO	5.000%	1/1/25	3,260	3,477

43

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL GO	5.000%	1/1/26	495	529
Chicago IL GO	5.000%	1/1/27 (4)	200	205
Chicago IL GO	5.000%	1/1/28 (4)	100	102
Chicago IL GO	5.250%	1/1/28	160	170
Chicago IL GO	5.000%	1/1/29 (4)	100	102
Chicago IL GO	4.750%	1/1/30 (4)	515	517
Chicago IL GO	5.625%	1/1/30	400	443
Chicago IL GO	5.625%	1/1/31	200	221
Chicago IL GO	5.000%	1/1/32 (14)	335	336
Chicago IL GO	5.500%	1/1/33	510	541
Chicago IL GO	5.750%	1/1/33	515	568
Chicago IL GO	5.500%	1/1/34	150	159
Chicago IL GO	5.500%	1/1/34	310	328
Chicago IL GO	5.000%	1/1/35	700	718
Chicago IL GO	4.750%	1/1/36 (4)	175	176
Chicago IL GO	5.000%	1/1/38	155	159
Chicago IL GO	6.000%	1/1/38	3,675	4,077
Chicago IL GO	5.500%	1/1/39	335	352
Chicago IL Housing Authority Revenue	5.000%	1/1/30	1,250	1,396
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	100
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	308
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	125
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	215	245
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/27	795	903
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	379
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	82
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	66
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	414
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	513
Chicago IL O’Hare International Airport
Revenue	5.500%	1/1/21 (Prere.)	100	107
Chicago IL O’Hare International Airport
Revenue	5.625%	1/1/21 (Prere.)	1,530	1,641
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/21 (Prere.)	1,845	1,984
Chicago IL O’Hare International Airport
Revenue	6.000%	1/1/21 (Prere.)	100	108
Chicago IL O’Hare International Airport
Revenue	6.500%	1/1/21 (Prere.)	2,110	2,302
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/24	185	206
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/25	175	197
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/26	100	112
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/28	85	94

44

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/28	1,695	1,808
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/30	200	219
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/33	500	545
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/34	500	543
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/34	605	656
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/35	50	51
Chicago IL O’Hare International Airport
Revenue	5.625%	1/1/35	585	618
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/37	400	431
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/38	240	260
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/38	2,000	2,223
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/39	525	559
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/39	650	703
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/39	505	535
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/44	350	372
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/46	590	632
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/47	4,030	4,328
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/52	5,995	6,417
Chicago IL Park District GO	5.000%	1/1/36	1,845	1,985
Chicago IL Park District GO	4.000%	1/1/41 (15)	1,000	960
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	272
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	524
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51	500	518
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	514
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	330	230
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	158
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,500	2,701
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	500	522
Chicago IL Water Revenue	5.250%	11/1/18 (Prere.)	350	350
Chicago IL Water Revenue	5.000%	11/1/29	50	53
Chicago IL Waterworks Revenue	4.000%	11/1/18	150	150
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	273
Cook County IL Community College District
GO	5.500%	12/1/38	200	208

45

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cook County IL Community College District
GO	5.000%	12/1/47 (15)	500	523
Cook County IL GO	4.000%	11/15/18	300	300
Cook County IL GO	5.000%	11/15/18	605	606
Cook County IL GO	5.000%	11/15/19	115	118
Cook County IL GO	5.000%	11/15/21	125	128
Cook County IL GO	5.250%	11/15/22	360	380
Cook County IL GO	5.000%	11/15/23	335	373
Cook County IL GO	5.000%	11/15/24	430	466
Cook County IL GO	5.250%	11/15/24	200	214
Cook County IL GO	5.000%	11/15/25	295	318
Cook County IL GO	5.250%	11/15/25	100	107
Cook County IL GO	5.000%	11/15/26	135	152
Cook County IL GO	5.000%	11/15/28	85	88
Cook County IL GO	5.250%	11/15/28	1,175	1,247
Cook County IL GO	4.000%	11/15/29	215	221
Cook County IL GO	5.000%	11/15/31	500	548
Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	397
Evanston IL GO	3.500%	12/1/38	645	574
Evanston IL GO	3.500%	12/1/39	755	666
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	327
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	146
Illinois Finance Authority Revenue (University
of Chicago)	4.000%	10/1/32	90	92
Illinois Finance Authority Revenue (University
of Chicago)	4.000%	10/1/33	50	51
Illinois Finance Authority Revenue (University
of Chicago)	4.000%	10/1/49	235	226
Illinois Finance Authority Revenue (University
of Chicago)	5.000%	10/1/51	75	79
Illinois GO	5.000%	11/1/18	115	115
Illinois GO	5.000%	2/1/19	1,705	1,715
Illinois GO	5.000%	6/1/19	1,000	1,013
Illinois GO	5.000%	7/1/19	5,000	5,075
Illinois GO	5.000%	8/1/19	4,120	4,189
Illinois GO	4.000%	9/1/19	25	25
Illinois GO	5.000%	11/1/19	5,000	5,109
Illinois GO	4.000%	2/1/20	100	101
Illinois GO	5.000%	2/1/20	2,865	2,932
Illinois GO	5.000%	7/1/20	125	129
Illinois GO	5.000%	8/1/20 (4)	650	674
Illinois GO	4.000%	9/1/20	135	137
Illinois GO	5.000%	11/1/20	1,675	1,734
Illinois GO	4.000%	1/1/21	310	312
Illinois GO	5.000%	1/1/21	100	103
Illinois GO	5.250%	1/1/21	275	284
Illinois GO	4.000%	2/1/21	100	101
Illinois GO	5.000%	7/1/21	375	388
Illinois GO	5.000%	8/1/21	1,830	1,892
Illinois GO	5.000%	11/1/21	2,500	2,591
Illinois GO	5.000%	1/1/22	800	814
Illinois GO	5.000%	2/1/22	1,050	1,085

46

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	2/1/22	240	248
Illinois GO	5.000%	5/1/22	55	57
Illinois GO	5.000%	5/1/22	2,500	2,590
Illinois GO	5.250%	5/1/22	3,830	3,999
Illinois GO	5.000%	8/1/22 (4)	200	213
Illinois GO	4.000%	9/1/22	115	115
Illinois GO	4.000%	9/1/22	200	200
Illinois GO	5.000%	2/1/23	200	208
Illinois GO	5.000%	2/1/23	220	229
Illinois GO	5.000%	5/1/23	225	234
Illinois GO	5.000%	7/1/23	580	604
Illinois GO	5.000%	11/1/23	2,500	2,606
Illinois GO	5.000%	12/1/23	2,000	2,086
Illinois GO	5.000%	1/1/24	290	294
Illinois GO	5.000%	2/1/24	125	130
Illinois GO	5.500%	7/1/24	600	646
Illinois GO	5.000%	11/1/24	3,000	3,121
Illinois GO	5.000%	3/1/25	390	402
Illinois GO	5.500%	7/1/25	470	504
Illinois GO	4.000%	8/1/25	580	570
Illinois GO	5.000%	8/1/25	60	62
Illinois GO	5.000%	11/1/25	5,500	5,720
Illinois GO	5.000%	5/1/26	150	155
Illinois GO	5.500%	7/1/26	470	502
Illinois GO	5.000%	11/1/26	5,000	5,194
Illinois GO	5.000%	2/1/27	50	51
Illinois GO	5.000%	5/1/27	250	257
Illinois GO	5.000%	10/1/27	650	675
Illinois GO	5.000%	11/1/27	1,000	1,037
Illinois GO	5.000%	10/1/28	1,000	1,033
Illinois GO	5.000%	11/1/28	6,555	6,751
Illinois GO	5.250%	2/1/29	2,500	2,604
Illinois GO	5.000%	5/1/29	75	77
Illinois GO	5.250%	7/1/29	295	308
Illinois GO	5.000%	10/1/29	1,000	1,026
Illinois GO	5.000%	11/1/29	2,500	2,558
Illinois GO	4.000%	2/1/31 (4)	250	251
Illinois GO	5.250%	2/1/31	100	104
Illinois GO	5.000%	3/1/32	50	51
Illinois GO	4.000%	12/1/33	925	834
Illinois GO	5.000%	1/1/34	665	674
Illinois GO	5.000%	5/1/35	150	152
Illinois GO	5.000%	12/1/35	1,500	1,522
Illinois GO	5.000%	5/1/36	365	368
Illinois GO	5.500%	7/1/38	1,125	1,176
Illinois GO	5.000%	2/1/39	285	287
Illinois GO	5.000%	5/1/39	2,000	2,015
Illinois GO	5.000%	5/1/39	555	557
Illinois GO	5.000%	1/1/41	100	100
Illinois GO	4.000%	6/1/41	60	51
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	108
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	230	252

47

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	40	44
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/31	1,000	1,105
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	255
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	130
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	170	207
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	214
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	225	229
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	163
Illinois Sales Tax Revenue	5.000%	6/15/20	270	280
Illinois Sales Tax Revenue	5.000%	6/15/20	250	259
Illinois Sales Tax Revenue	4.000%	6/15/21	350	353
Illinois Sales Tax Revenue	5.000%	6/15/21	175	185
Illinois Sales Tax Revenue	5.000%	6/15/22	625	669
Illinois Sales Tax Revenue	5.000%	6/15/22	210	225
Illinois Sales Tax Revenue	5.000%	6/15/24	185	200
Illinois Sales Tax Revenue	5.000%	6/15/25	100	108
Illinois Sales Tax Revenue	5.000%	6/15/26	1,510	1,619
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	245	176
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	990	1,065
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	100	100
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	106
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	150	162
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,000	2,198
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	112
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	325	335
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	189
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	675	744
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	1,600	1,775
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	815
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	390
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,800	1,988
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	406
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,000	1,085
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	120	129
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	2,245	2,399
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	1,000	1,087
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	235	254
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	3,180	3,428
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,141
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	527
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	205	133
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	42
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	90

48

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	165	81
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	410	185
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36 (14)	2,270	935
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	148
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	158
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	120	29
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	290	159
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/37 (14)	290	113
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/56 (4)	5,500	819
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/20 (14)	290	275
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.650%	6/15/22 (ETM)	30	33
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.650%	6/15/22 (14)	265	287
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (ETM)	5	4
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (14)	235	192
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	250	141
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	430	223
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/34 (14)	250	116
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/43 (4)	320	96
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/45 (4)	340	92
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/50 (4)	350	359

49

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/51 (4)	570	109
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/32	175	176
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/35	185	184
Northern Illinois Municipal Power Agency
Project Revenue	5.000%	12/1/41	1,565	1,664
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/40	2,350	2,517
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/48	2,615	2,789
Springfield IL Electric Revenue	5.000%	3/1/33	500	541
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	105
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	47
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	148
Will County IL GO	5.000%	11/15/45	2,000	2,151
				195,903
Indiana (0.4%)
Carmel IN Redevelopment Authority	4.000%	2/1/38	675	682
Indiana Finance Authority Highway Revenue	5.000%	12/1/21	140	151
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	385	432
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	980	1,133
Indiana Finance Authority Highway Revenue	5.000%	6/1/29	350	414
Indiana Finance Authority Revenue	5.000%	2/1/20	105	109
Indiana Finance Authority Revenue	5.000%	2/1/24	210	237
Indiana Finance Authority Revenue	5.000%	2/1/25	100	114
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	175	199
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	210	239
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/37	320	362
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	680	723
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/29	810	947
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	2,030	2,187
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	250	265
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	545
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	101
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	110
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	1,715	1,874
Indianapolis IN Local Public Improvement
Bond Bank Revenue (PILOT Infrastructure
Project)	5.000%	1/1/20 (Prere.)	1,600	1,653
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/19 (Prere.)	10	10

50

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	30	30
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	20	20
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	1,355	1,530
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	50	50
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	120	121
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,000	1,006
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	120	121
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	1/15/30	320	348
				15,713
Iowa (0.2%)
Des Moines IA Stormwater Utility Special
Assessment Revenue	3.250%	6/1/34	1,990	1,838
Iowa Finance Authority Revenue	5.000%	8/1/20	395	414
Iowa Higher Education Loan Authority
Revenue Private College Facility (Grinnell
College Project)	5.000%	12/1/46	3,000	3,323
Iowa Special Obligation Revenue	4.000%	6/1/26	240	261
Iowa Special Obligation Revenue	5.000%	6/1/27	125	143
Iowa Special Obligation Revenue	5.000%	6/1/28	625	714
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	105	107
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	555	565
				7,365
Kansas (0.4%)
Geary County KS Unified School District
No. 475 GO	4.000%	9/1/43	2,000	2,002
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	350	354
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	250	263
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	1,200	1,293
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/24	640	728
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	260	300
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	185	210
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	320	368
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	655	752
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	853

51

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	220	247
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	545	566
Sedgwick County KS Unified School District
No. 266 (Maize) GO	5.000%	9/1/25	1,790	2,024
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/22 (Prere.)	410	450
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/29	1,000	1,119
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/39	90	98
Wyandotte County KS Unified School District
No. 500 GO	4.125%	9/1/37	765	787
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/32	750	811
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.250%	9/1/39	525	533
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	82
				13,840
Kentucky (0.9%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/19 (14)	300	308
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	295	328
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	700	781
Kentucky Bond Development Corp. Revenue
(Lexington Center Corporation Project)	4.000%	9/1/48	6,000	5,631
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/48	2,000	2,153
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	135	133
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	162
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	120	120
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	500	500
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	160
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	320
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	30	30
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	232
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	15	15
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	800	807

52

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	500	510
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	1,275	1,301
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	170	177
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	600	650
Kentucky Property & Building Commission
Revenue	5.000%	11/1/22	1,800	1,952
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	770	845
Kentucky Property & Building Commission
Revenue	5.000%	8/1/24	100	111
Kentucky Property & Building Commission
Revenue	5.000%	5/1/29	750	830
Kentucky Property & Building Commission
Revenue	5.000%	5/1/37	2,000	2,167
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	217
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/27	525	599
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System Revenue	5.000%	5/15/30	6,250	6,691
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	3,195	3,412
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	3.000%	5/15/46	610	495
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/23 (4)	2,300	2,370
				34,007
Louisiana (0.5%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	275	277
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	55
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	100	110
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	100	104
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	130	142
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	625	691
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/26	620	708
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20 (Prere.)	855	891
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22 (Prere.)	155	169
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	2,280	2,485
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	420	458
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	1,305	1,413
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	1,095	1,210

53

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,325	2,407
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	160	175
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45	1,000	995
Louisiana GO	5.000%	7/15/20	515	539
Louisiana GO	5.000%	7/15/23	2,040	2,234
Louisiana GO	5.000%	7/15/24	475	520
Louisiana GO	5.000%	8/1/25	50	57
Louisiana GO	5.000%	8/1/27	400	456
Louisiana GO	4.000%	5/15/29	610	633
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (EastBaton Rouge
Sewerage Commission Projects)	5.000%	2/1/43	100	107
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (EastBaton Rouge
Sewerage Commission Projects)	5.000%	2/1/44	400	433
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	158
Louisiana Public Facilities Authority Lease
Revenue	4.000%	1/1/56	100	96
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	2,290	2,386
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	320
				20,229
Maine (0.0%)
Maine GO	5.000%	6/1/21	500	535
Maine Turnpike Authority Revenue	5.000%	7/1/47	1,000	1,109
				1,644
Maryland (3.0%)
Anne Arundel County MD GO	4.750%	4/1/19 (Prere.)	100	101
Baltimore County MD GO	4.000%	3/1/48	3,000	3,011
Baltimore MD Project Revenue	5.000%	7/1/38	60	66
Baltimore MD Project Revenue	5.000%	7/1/38	810	886
Baltimore MD Project Revenue	5.000%	7/1/41	660	701
Baltimore MD Project Revenue	5.000%	7/1/44	200	217
Howard County MD GO	5.000%	2/15/27	770	901
Howard County MD GO	3.000%	2/15/30	100	97
Maryland Department of Transportation
Revenue	5.000%	12/15/20	2,400	2,542
Maryland Department of Transportation
Revenue	4.000%	9/1/21	1,000	1,049
Maryland Department of Transportation
Revenue	5.000%	9/1/22	130	143
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,490	1,652
Maryland Department of Transportation
Revenue	5.000%	9/1/23	1,000	1,119
Maryland Department of Transportation
Revenue	5.000%	9/1/24	950	1,079
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	160

54

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland Department of Transportation
Revenue	5.000%	9/1/27	1,115	1,310
Maryland Department of Transportation
Revenue	4.000%	11/1/27	550	589
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	716
Maryland GO	5.000%	3/1/19	110	111
Maryland GO	5.000%	3/1/19 (Prere.)	60	61
Maryland GO	5.000%	3/15/19	125	126
Maryland GO	5.000%	8/1/19 (Prere.)	200	205
Maryland GO	4.000%	3/15/20 (Prere.)	125	128
Maryland GO	4.000%	3/15/20 (Prere.)	1,455	1,492
Maryland GO	5.000%	6/1/20	135	141
Maryland GO	4.000%	8/1/20 (Prere.)	1,570	1,620
Maryland GO	5.000%	8/1/20 (Prere.)	520	545
Maryland GO	5.000%	8/1/20	500	525
Maryland GO	5.000%	8/1/20	1,000	1,050
Maryland GO	5.250%	8/1/20	2,000	2,108
Maryland GO	5.000%	3/1/21 (Prere.)	1,400	1,490
Maryland GO	5.000%	3/1/21 (Prere.)	1,865	1,984
Maryland GO	5.000%	3/1/21 (Prere.)	1,480	1,575
Maryland GO	5.000%	3/1/21	125	133
Maryland GO	4.500%	8/1/21	220	234
Maryland GO	5.000%	8/1/21 (Prere.)	100	107
Maryland GO	5.000%	8/1/21	150	161
Maryland GO	5.000%	8/1/21 (Prere.)	460	494
Maryland GO	5.000%	8/1/21 (Prere.)	100	107
Maryland GO	5.000%	8/1/21	3,985	4,284
Maryland GO	4.000%	3/1/22 (Prere.)	1,300	1,373
Maryland GO	5.000%	3/1/22 (Prere.)	250	272
Maryland GO	5.000%	3/15/22	1,000	1,089
Maryland GO	5.000%	6/1/22	840	919
Maryland GO	5.000%	8/1/22	1,585	1,739
Maryland GO	5.000%	8/1/22 (Prere.)	840	922
Maryland GO	5.000%	8/1/22	2,420	2,655
Maryland GO	5.000%	8/1/22	2,750	3,017
Maryland GO	5.000%	8/1/22 (Prere.)	350	384
Maryland GO	5.000%	3/1/23 (Prere.)	2,130	2,361
Maryland GO	5.000%	3/1/23 (Prere.)	200	222
Maryland GO	5.000%	3/1/23	200	222
Maryland GO	5.000%	3/1/23 (Prere.)	730	809
Maryland GO	5.000%	3/15/23	1,595	1,771
Maryland GO	5.000%	6/1/23	305	340
Maryland GO	5.000%	8/1/23 (Prere.)	115	128
Maryland GO	5.000%	8/1/23	2,275	2,542
Maryland GO	5.000%	8/1/23	175	196
Maryland GO	5.000%	3/15/24	1,500	1,695
Maryland GO	4.000%	8/1/24	1,775	1,921
Maryland GO	5.000%	8/1/24	245	278
Maryland GO	5.000%	8/1/24	5,175	5,878
Maryland GO	4.000%	6/1/25	1,605	1,730
Maryland GO	5.000%	3/15/26	450	522
Maryland GO	5.000%	6/1/26	1,310	1,472
Maryland GO	4.000%	8/1/26	1,000	1,062

55

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/26	2,030	2,367
Maryland GO	3.000%	3/1/27	350	352
Maryland GO	5.000%	3/15/27	1,540	1,805
Maryland GO	4.000%	6/1/27	850	911
Maryland GO	4.000%	8/1/27	960	1,015
Maryland GO	5.000%	8/1/27	585	688
Maryland GO	3.000%	3/1/28	295	293
Maryland GO	4.000%	6/1/28	1,000	1,066
Maryland GO	3.000%	3/1/30	200	193
Maryland GO	4.000%	8/1/32	6,645	7,030
Maryland Stadium Authority Revenue
(Baltimore City Public Schools Construction
& Revitalization Program Revenue Bonds)	5.000%	5/1/41	2,650	2,894
Maryland Stadium Authority Revenue
(Baltimore City Public Schools Construction
& Revitalization Program Revenue Bonds)	5.000%	5/1/42	1,000	1,104
Maryland Stadium Authority Revenue
(Baltimore City Public Schools Construction
& Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,034
Maryland Transportation Authority GAN	5.250%	3/1/19	545	551
Montgomery County MD GO	5.000%	7/1/21	245	263
Montgomery County MD GO	5.000%	11/1/23	2,955	3,319
Montgomery County MD GO	5.000%	11/1/24	100	114
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	115	131
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	755	862
Montgomery County MD GO	5.000%	10/1/27	3,000	3,538
Prince George MD Consolidated Public
Improvement GO	4.000%	7/15/30	5,145	5,512
Prince Georges County MD GO	3.000%	9/15/29	130	128
Prince Georges County MD GO	5.000%	10/1/48	5,045	5,550
				111,259
Massachusetts (4.6%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/20	2,885	3,022
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/25	875	1,007
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	50
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	670	720
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/25	145	167
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	80	95
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	155	184
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,021
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	2,470	2,715
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	3,225	3,536
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	1,130	1,164

56

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	1,000	1,029
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	1,235	1,269
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	1,570	1,618
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	710	728
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	937
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	850	844
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	835	856
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	1,030	1,072
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	524
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	780	842
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/32	980	1,051
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	500	524
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,130	1,192
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	290	319
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/24	150	171
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	1,000	1,074
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	1,360	1,635
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	1,315	1,591
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	552
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	2,000	2,108
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	415
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	75	85
Massachusetts Federal Highway Revenue	5.000%	6/15/26	1,000	1,148
Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,364
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	51
Massachusetts GO	5.000%	8/1/19	600	614
Massachusetts GO	5.000%	4/1/20	2,500	2,602
Massachusetts GO	5.250%	8/1/20	165	174
Massachusetts GO	5.500%	10/1/20 (14)	3,200	3,403
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	213
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	107
Massachusetts GO	5.000%	8/1/21 (Prere.)	310	333

57

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts GO	5.250%	8/1/21	75	81
Massachusetts GO	5.250%	9/1/21 (4)	550	596
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	162
Massachusetts GO	5.000%	12/1/21 (Prere.)	1,010	1,094
Massachusetts GO	5.000%	3/1/22	1,875	2,043
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,215	1,333
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	494
Massachusetts GO	5.000%	7/1/22 (Prere.)	160	176
Massachusetts GO	5.000%	7/1/22	4,000	4,388
Massachusetts GO	5.000%	7/1/22	590	647
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,585	1,739
Massachusetts GO	5.000%	8/1/22	445	489
Massachusetts GO	5.250%	8/1/22	335	371
Massachusetts GO	5.000%	10/1/22	330	364
Massachusetts GO	5.000%	11/1/22 (Prere.)	205	226
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,104
Massachusetts GO	5.000%	11/1/22 (Prere.)	300	331
Massachusetts GO	5.000%	3/1/23	510	566
Massachusetts GO	5.000%	7/1/23	475	530
Massachusetts GO	5.000%	7/1/23	295	329
Massachusetts GO	5.000%	8/1/23	285	319
Massachusetts GO	5.250%	8/1/23	975	1,101
Massachusetts GO	5.000%	7/1/24	430	488
Massachusetts GO	4.000%	5/1/25	1,000	1,063
Massachusetts GO	5.000%	7/1/25	1,615	1,859
Massachusetts GO	5.000%	7/1/25	295	340
Massachusetts GO	5.000%	8/1/25	260	300
Massachusetts GO	5.250%	9/1/25 (4)	455	532
Massachusetts GO	5.000%	10/1/25	200	231
Massachusetts GO	5.000%	4/1/26	1,500	1,740
Massachusetts GO	5.000%	7/1/26	1,930	2,246
Massachusetts GO	5.000%	10/1/26	400	467
Massachusetts GO	5.000%	7/1/27	765	898
Massachusetts GO	5.000%	7/1/27	585	686
Massachusetts GO	5.000%	7/1/27	235	276
Massachusetts GO	4.000%	10/1/27	225	232
Massachusetts GO	5.000%	7/1/29	485	555
Massachusetts GO	5.000%	9/1/29	1,000	1,088
Massachusetts GO	4.000%	11/1/29	100	104
Massachusetts GO	5.000%	7/1/30	505	567
Massachusetts GO	5.500%	8/1/30 (2)	645	791
Massachusetts GO	4.000%	7/1/31	200	205
Massachusetts GO	5.000%	7/1/31	4,600	5,192
Massachusetts GO	5.000%	7/1/33	100	111
Massachusetts GO	4.000%	9/1/33	3,700	3,823
Massachusetts GO	5.000%	2/1/35	110	123
Massachusetts GO	5.000%	7/1/35	1,000	1,105
Massachusetts GO	5.000%	8/1/35	100	106
Massachusetts GO	4.000%	9/1/35	595	607
Massachusetts GO	3.375%	10/1/35	200	187
Massachusetts GO	3.000%	11/1/35	5,495	4,854
Massachusetts GO	5.000%	12/1/35	100	112
Massachusetts GO	5.000%	2/1/36	205	229
Massachusetts GO	5.000%	7/1/36	940	1,036

58

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts GO	4.000%	9/1/37	200	201
Massachusetts GO	4.000%	9/1/37	100	101
Massachusetts GO	5.000%	12/1/38	750	832
Massachusetts GO	5.000%	11/1/39	900	1,003
Massachusetts GO	4.250%	12/1/39	1,525	1,556
Massachusetts GO	4.000%	5/1/40	100	100
Massachusetts GO	5.000%	3/1/41	3,200	3,482
Massachusetts GO	3.000%	4/1/41	645	538
Massachusetts GO	4.000%	4/1/42	1,390	1,377
Massachusetts GO	4.500%	12/1/43	4,000	4,145
Massachusetts GO	4.000%	2/1/44	500	494
Massachusetts GO	3.000%	4/1/44	635	522
Massachusetts GO	5.000%	7/1/45	400	436
Massachusetts GO	4.000%	2/1/46	1,000	985
Massachusetts GO	5.000%	3/1/46	1,000	1,085
Massachusetts GO	4.000%	4/1/46	1,880	1,852
Massachusetts GO	3.000%	9/1/46	4,795	3,895
Massachusetts GO	5.000%	4/1/47	1,505	1,651
Massachusetts GO	5.000%	4/1/47	360	395
Massachusetts GO	5.250%	4/1/47	200	226
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	346
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	125	154
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/35	750	783
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	175
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	77
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	670	690
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	125	135
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	410	443
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	3,430	3,773
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	260	284
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.050%	8/15/28	1,135	1,126
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,382
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,522
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,125
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	294
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,555	3,811

59

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	2,450	2,511
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,330	1,411
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	500	495
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	375	407
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	1,315	1,449
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	1,550	1,750
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	140	169
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	120	140
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	1,200	1,313
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	300	301
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	1,750	1,926
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	150
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/19	100	102
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/23	6,820	7,640
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/24	945	1,077
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/38	2,450	2,498
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	174
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	215
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (ETM)	15	16
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (ETM)	330	349
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	129
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/21 (4)	765	833
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	1,000	1,073
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/26 (4)	850	1,006
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	130	148
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	98
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	245	251

60

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	140	151
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	504
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	1,500	1,661
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	100	107
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,310	1,392
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	295	319
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	4,320	4,759
University of Massachusetts Building Authority
Revenue	5.250%	11/1/42	120	137
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	135	147
				172,576
Michigan (1.6%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	130	149
Detroit MI City School District GO	5.250%	5/1/30 (4)	3,000	3,500
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	145
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	530
Downriver Utility Wastewater Authority
Michigan Revenue	5.000%	4/1/43 (4)	750	806
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/27	155	176
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	620	691
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	1,775	1,936
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	266
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	828
Holland MI Electric Utility System Revenue	5.000%	7/1/39	3,170	3,359
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	549
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	230	249
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	950	1,006
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	269
Michigan Building Authority Revenue	5.000%	4/15/19	445	451
Michigan Building Authority Revenue	5.000%	4/15/22	610	665
Michigan Building Authority Revenue	5.000%	4/15/23	195	217
Michigan Building Authority Revenue	5.000%	10/15/29	75	83
Michigan Building Authority Revenue	5.000%	10/15/32	1,275	1,431
Michigan Building Authority Revenue	5.000%	4/15/33	485	538
Michigan Building Authority Revenue	5.000%	10/15/33	335	375
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,243
Michigan Building Authority Revenue	5.000%	4/15/41	500	546

61

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Michigan Building Authority Revenue	5.500%	10/15/45	3,000	3,227
Michigan Building Authority Revenue	5.000%	10/15/50	110	120
Michigan Building Authority Revenue	5.000%	10/15/51	500	539
Michigan Finance Authority Revenue	5.000%	4/1/19	250	253
Michigan Finance Authority Revenue	5.000%	4/1/20	300	310
Michigan Finance Authority Revenue	5.000%	4/1/21	250	264
Michigan Finance Authority Revenue	5.000%	10/1/39	2,910	3,169
Michigan Finance Authority Revenue	5.000%	11/1/43	1,500	1,646
Michigan Finance Authority Revenue	5.000%	7/1/44	720	755
Michigan Finance Authority Revenue	4.000%	11/1/48	2,000	1,922
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	446
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	250	279
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	310	344
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	1,000	1,109
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	250	276
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	825
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	125
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	250	270
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	985	1,062
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	700	754
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	750	804
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	250	264
Michigan Finance Authority Revenue (Great
Lakes Water Authority Water Supply System)	5.000%	7/1/23 (4)	1,635	1,810
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,378
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,950	1,989
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	112
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	210	214
Michigan GAN	5.000%	3/15/22	770	836
Michigan GAN	5.000%	3/15/23	3,235	3,576
Michigan GAN	5.000%	3/15/24	170	191
Michigan GAN	5.000%	3/15/25	970	1,105
Michigan GAN	5.000%	3/15/26	680	781
Michigan GAN	5.000%	3/15/27	595	687
Michigan GO	5.000%	11/1/18 (Prere.)	50	50
Michigan GO	5.000%	5/1/19	65	65
Michigan GO	4.000%	5/1/29	3,000	3,206
Michigan State University Revenue	5.000%	8/15/38	200	219

62

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/31	295	319
Michigan Trunk Line Revenue	5.500%	11/1/18	65	65
Michigan Trunk Line Revenue	5.000%	11/1/19	50	52
University of Michigan Revenue	5.000%	4/1/23	200	223
University of Michigan Revenue	5.000%	4/1/40	1,000	1,112
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	1,325	1,445
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	255	273
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	155
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	200	200
				58,834
Minnesota (0.9%)
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/25	560	637
Minnesota General Fund Revenue	5.000%	3/1/22	430	468
Minnesota General Fund Revenue	5.000%	3/1/27	500	541
Minnesota General Fund Revenue	5.000%	3/1/29	760	823
Minnesota GO	5.000%	11/1/19	75	77
Minnesota GO	5.000%	8/1/20	500	525
Minnesota GO	5.000%	8/1/20 (Prere.)	5	5
Minnesota GO	5.000%	8/1/20 (Prere.)	2,825	2,965
Minnesota GO	5.000%	8/1/20 (Prere.)	375	393
Minnesota GO	5.000%	8/1/21	480	503
Minnesota GO	5.000%	8/1/21	1,100	1,182
Minnesota GO	5.000%	8/1/21	2,940	3,161
Minnesota GO	5.000%	8/1/22	100	110
Minnesota GO	5.000%	8/1/22	1,290	1,416
Minnesota GO	5.000%	8/1/23	5,425	6,064
Minnesota GO	5.000%	8/1/24	2,720	3,090
Minnesota GO	4.000%	10/1/24	860	922
Minnesota GO	5.000%	10/1/24	1,000	1,138
Minnesota GO	5.000%	8/1/25	2,025	2,335
Minnesota GO	3.250%	8/1/36	2,780	2,557
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	454
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/23	1,125	1,249
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,002
				31,617
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	715	754
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	527
Mississippi GO	5.000%	10/1/19	2,000	2,054
Mississippi GO	5.000%	10/1/20	230	242
Mississippi GO	5.000%	10/1/21 (Prere.)	1,355	1,462
Mississippi GO	5.000%	11/1/21	315	340
Mississippi GO	5.000%	10/1/27	605	708
Mississippi GO	5.000%	10/1/28	935	1,080
Mississippi GO	5.000%	10/1/34	115	130
Mississippi GO	4.000%	10/1/35	3,675	3,733
Mississippi GO	4.000%	10/1/36	1,190	1,199
				12,229

63

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Missouri (0.3%)
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District Mass
Transit Sales Tax Revenue	5.000%	10/1/28	250	250
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District Mass
Transit Sales Tax Revenue	5.000%	10/1/33	2,085	2,270
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	220	243
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/42	750	756
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	543
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/23 (Prere.)	50	56
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	230	256
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	1,495	1,691
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	6.000%	1/1/19 (Prere.)	115	116
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	263
Springfield MO Public Utility Revenue	5.000%	8/1/26	375	429
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	136
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	75	91
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	1,510	1,624
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	671
				9,395
Nebraska (0.1%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	54
Nebraska Public Power District Revenue	5.000%	1/1/40	1,535	1,626
Nebraska Public Power District Revenue	4.000%	1/1/44	810	802
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	159
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/22 (Prere.)	420	456
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	310	355
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/31	155	173
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	176
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	150	150
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	1,480	1,492
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	150
				5,593

64

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Nevada (1.4%)
Clark County NV Airport Improvement
Revenue	5.000%	7/1/24 (4)	555	566
Clark County NV Airport Improvement
Revenue	5.000%	7/1/25 (4)	215	219
Clark County NV Airport Improvement
Revenue	5.125%	7/1/36	5,205	5,362
Clark County NV Airport Improvement
Revenue	5.000%	7/1/40	825	910
Clark County NV GO	5.000%	11/1/19	125	129
Clark County NV GO	5.000%	11/1/26	560	651
Clark County NV GO	5.000%	11/1/27	155	180
Clark County NV GO	4.000%	6/1/31	565	588
Clark County NV GO	3.000%	11/1/38	2,595	2,179
Clark County NV GO	4.000%	7/1/44	5,000	4,952
Clark County NV GO	4.000%	7/1/47	1,310	1,290
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	510
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	610	628
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.125%	7/1/34	1,490	1,533
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	175	181
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	135	139
Clark County NV School District GO	5.000%	6/15/19	700	712
Clark County NV School District GO	5.000%	6/15/20	175	183
Clark County NV School District GO	5.000%	6/15/23	1,140	1,251
Clark County NV School District GO	5.000%	6/15/23	180	197
Clark County NV School District GO	5.000%	6/15/23	2,000	2,194
Clark County NV School District GO	5.000%	6/15/25	1,050	1,177
Clark County NV School District GO	5.000%	6/15/25	1,250	1,401
Clark County NV School District GO	5.000%	6/15/25	275	308
Clark County NV School District GO	5.000%	6/15/26	100	113
Clark County NV School District GO	5.000%	6/15/27	1,000	1,116
Clark County NV School District GO	5.000%	6/15/28	1,700	1,889
Clark County NV Water Reclamation District
GO	5.250%	7/1/19 (Prere.)	275	281
Clark County NV Water Reclamation District
GO	5.000%	7/1/23	260	290
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	176
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	180
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/43	5,000	5,418
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	350	356
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33	500	557
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	278

65

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	559
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	3,035	3,212
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,380	1,510
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	645	645
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,093
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	155	168
Nevada Capital Improvement GO	5.000%	4/1/20	250	260
Nevada GO	5.000%	4/1/24	210	237
Nevada GO	5.000%	11/1/24	140	159
Nevada GO	5.000%	11/1/26	440	500
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/20	1,000	1,057
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/25	100	115
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/26	170	197
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/27	265	305
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/30	345	395
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/31	540	615
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	4.000%	12/1/32	100	104
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/33	100	112
Washoe County NV Highway Fuel Tax
Revenue	5.000%	2/1/29	885	891
Washoe County NV Highway Fuel Tax
Revenue	5.000%	2/1/38	140	141
				50,369
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	585	596
New Hampshire Municipal Bond Bank
Revenue	5.000%	8/15/20 (Prere.)	550	578
New Hampshire Municipal Bond Bank
Revenue	4.000%	8/15/46	1,000	1,003
				2,177
New Jersey (5.6%)
Garden State Preservation Trust New Jersey
Revenue	5.125%	11/1/19 (4)	135	139
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	520	543
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	585	630
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	485	524

66

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	500	369
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	353
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	300	347
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	100	110
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	660	724
New Jersey Building Authority Revenue	5.000%	12/15/18	1,585	1,590
New Jersey Building Authority Revenue	5.000%	6/15/19	2,000	2,031
New Jersey COP	5.250%	6/15/19 (Prere.)	1,960	2,000
New Jersey COP	5.250%	6/15/19 (Prere.)	420	429
New Jersey COP	5.250%	6/15/19 (Prere.)	675	689
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	140	153
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,630
New Jersey Economic Development Authority
Revenue	5.000%	11/1/20	2,110	2,206
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	200	213
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	550	591
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	310	328
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	885	956
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	770	792
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	405	416
New Jersey Economic Development Authority
Revenue	5.000%	11/1/26	1,860	2,033
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	3,030	3,311
New Jersey Economic Development Authority
Revenue	5.250%	6/15/29	5,000	5,402
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	100	111
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	240	250
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	620	640
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	1,000	1,032
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	1,000	1,016
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/22	650	696

67

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	835	887
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	328
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	262
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32	1,000	966
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	1,425	1,503
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	465	466
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	3,500	3,535
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	600	609
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	700	711
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,075	1,092
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	1,130	1,159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	235	240
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	1,725	1,772
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	590	609
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	227
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	760	796
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	240	252
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	510	534
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	300	320
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	105	113
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	610	639
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	107
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,135	1,204
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	725	769
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	1,590	1,711
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	420	439
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	695

68

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	1,210	1,295
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	262
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	285	301
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,095	2,236
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	470	492
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	920	978
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	500	526
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	1,900	1,954
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	2,855	3,095
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	190	204
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	305	320
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	475	503
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	113
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	176
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	11/1/27	95	96
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	600	633
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	285	299
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	1,555	1,628
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	100	105
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	1,110	1,161
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	375	391
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/36	160	166
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	154
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	250	257
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	103
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	218

69

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	350	359
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	4,310	4,564
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/23	250	272
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/25	340	371
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	195	200
New Jersey GO	5.250%	7/1/19	125	128
New Jersey GO	5.250%	7/15/19 (2)	170	174
New Jersey GO	5.000%	6/1/20	300	313
New Jersey GO	5.000%	8/15/20	500	523
New Jersey GO	5.000%	6/1/22	700	758
New Jersey GO	5.000%	6/1/28	125	140
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	125	127
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/19	1,310	1,332
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/20	200	208
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/23	100	108
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/25	200	221
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/28	300	329
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/29	700	764
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/29	1,050	1,146
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/30	150	163
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/30	1,800	1,957
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/31	3,000	3,248

70

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	0.000%	12/15/35 (2)	270	120
New Jersey Transportation Trust Fund
Authority Revenue	5.000%	12/15/32	4,000	4,265
New Jersey Transportation Trust Fund
Authority Revenue	5.000%	12/15/33	2,435	2,586
New Jersey Transportation Trust Fund
Authority Revenue	5.000%	12/15/34	2,435	2,578
New Jersey Transportation Trust Fund
Authority Revenue	5.000%	12/15/35	1,145	1,206
New Jersey Transportation Trust Fund
Authority Revenue	5.000%	12/15/36	1,270	1,331
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/23	325	344
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	12/15/23	625	627
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/25	580	613
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	12/15/25 (2)	470	471
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.375%	12/15/25	100	100
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/27	630	669
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/28	1,085	1,138
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/28	350	370
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/30	335	357
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.000%	6/15/31	120	117
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.750%	12/15/31	870	874
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/32	750	778
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/33	145	150
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/36	800	828
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	0.000%	12/15/36	170	70
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.750%	6/15/38	885	905
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	450	465
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	2,135	2,187
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/41	140	147
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	1,610	1,653
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	400	412

71

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/45	445	458
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/46	50	51
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/19	800	822
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	500	515
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	325	335
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/19 (14)	175	181
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/20	225	233
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/20	120	126
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (14)	480	509
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/21	740	798
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/22	125	133
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/22	235	249
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/22	800	867
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	1,085	1,187
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22 (4)	1,280	1,415
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22 (14)	5,000	5,507
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/23	115	122
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/23	980	1,067
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23	600	660
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23	240	264
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23 (2)	255	281
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/23	425	473
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/24	140	152
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/24 (2)	885	702
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/24	650	710
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.375%	12/15/24	230	231
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/25	380	285

72

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/26	450	474
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26	355	253
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	1,600	1,149
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/26 (2)	200	200
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/27 (2)	155	155
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	1,380	890
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	360	232
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28 (2)	1,880	1,220
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.625%	12/15/28	100	100
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29	1,190	726
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29 (4)	140	89
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/30 (14)	310	182
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/30	1,725	995
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	460	484
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	1,325	723
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31 (14)	990	549
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	700	738
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/32	875	934
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32 (4)	1,555	846
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32	140	72
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/32 (2)	1,940	1,943
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	750	366
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	430	210
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	640	296
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/34 (2)	715	716
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	6/15/35	1,735	1,861
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/35	975	426

73

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/36	250	260
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/36 (2)	760	318
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	3,340	1,302
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	720	281
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	4.750%	12/15/37 (2)	2,250	2,253
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	1,595	587
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	250	92
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.875%	12/15/38	9,795	9,840
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/38	1,510	1,517
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/39	2,110	734
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/40	1,215	400
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/41	1,105	1,153
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	370	380
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	2,225	2,274
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	130	131
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	70	70
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	340	342
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	460	462
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	285	295
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,885	1,949
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,055	1,091
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	965	1,048
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	385	418
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	1,250	1,350
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	150	165
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	875	960
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	960	1,054
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	50	55
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	485	532
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	175	192
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	925	1,015
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	100	110
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	415	455
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	265	290
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	670	750
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	275	317
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	300	346
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	365	398
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	295	346
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	430	479

74

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	2,000	2,173
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	560	636
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	250	278
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	535	592
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	260	294
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	500	571
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	480	530
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	290	321
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	105	117
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	110	123
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,435	1,581
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	500	563
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	425	467
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	440	484
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	830	922
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	670	736
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	405	444
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	580	590
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	695	772
New Jersey Turnpike Authority Revenue	3.250%	1/1/38	1,160	1,072
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	1,185	1,307
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	1,495	1,483
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	500	535
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	3,715	3,998
Newark NJ Housing Authority Port
Authority-Port Newark Marine Terminal
Revenue (City of Newark Redevelopment
Projects)	5.000%	1/1/32 (14)	210	233
North Hudson NJ Sewerage Authority
Revenue	0.000%	8/1/25 (14)(ETM)	2,000	1,649
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	320
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	136
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	85
				208,816
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/19	210	213
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/19	350	356
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/20	565	591
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	550	589
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	325	355
New Mexico Severance Tax Revenue	4.000%	7/1/20	2,260	2,328
New Mexico Severance Tax Revenue	4.000%	7/1/21	125	131
New Mexico Severance Tax Revenue	4.000%	7/1/22	155	164
				4,727
New York (19.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	45

75

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	59
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	1,000	1,101
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	1,500	1,635
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	790	837
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	15	16
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	540	607
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	500	559
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	500	557
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,490	3,879
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/36	525	529
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	760	839
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	500	549
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	3,050	3,026
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	1,025	1,120
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	285	302
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	590	631
Long Island NY Power Authority Electric
System Revenue	5.500%	4/1/19 (Prere.)	400	406
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	250	254
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	135	137
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	840	854
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/19 (Prere.)	1,935	1,970
Long Island NY Power Authority Electric
System Revenue	5.500%	5/1/19 (Prere.)	575	585
Long Island NY Power Authority Electric
System Revenue	6.000%	5/1/19 (Prere.)	550	561
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21 (Prere.)	2,025	2,167
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21 (Prere.)	600	642
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/22 (4)	100	91
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/26 (4)	110	86

76

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	100	109
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/28 (4)	270	193
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/30	300	340
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	500	537
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/42	710	760
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	1,000	1,088
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/45	210	228
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/47	2,680	2,921
Metropolitan Transportation Authority NY
BAN	5.000%	5/15/21	10,000	10,637
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	1,015	1,140
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	1,235	1,387
Metropolitan Transportation Authority Revenue	0.000%	11/15/33	3,135	1,694
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43	350	346
Nassau County NY GO	5.000%	1/1/22	100	108
Nassau County NY GO	5.000%	10/1/27	900	1,030
Nassau County NY GO	5.000%	4/1/39	250	266
Nassau County NY GO	5.000%	4/1/43	390	411
New York City NY GO	5.500%	11/15/18 (Prere.)	100	100
New York City NY GO	5.375%	4/1/19 (Prere.)	1,000	1,015
New York City NY GO	5.000%	5/15/19 (Prere.)	100	102
New York City NY GO	5.000%	5/15/19 (Prere.)	285	290
New York City NY GO	4.000%	8/1/19	90	91
New York City NY GO	5.000%	8/1/19	600	613
New York City NY GO	5.000%	8/1/19	945	966
New York City NY GO	5.000%	8/1/19	495	506
New York City NY GO	5.000%	8/1/19	175	179
New York City NY GO	5.000%	8/1/19	500	511
New York City NY GO	5.000%	8/1/19	395	404
New York City NY GO	5.000%	8/1/19	500	511
New York City NY GO	5.000%	8/1/19	860	879
New York City NY GO	5.000%	8/1/19	635	649
New York City NY GO	5.000%	8/1/20	200	210
New York City NY GO	5.000%	8/1/20	875	918
New York City NY GO	5.000%	8/1/20	3,800	3,987
New York City NY GO	5.000%	8/1/20	425	446
New York City NY GO	5.000%	8/1/20	150	157
New York City NY GO	5.000%	8/1/20	150	157
New York City NY GO	5.000%	8/1/20	1,455	1,527
New York City NY GO	5.000%	8/1/20	455	477
New York City NY GO	5.000%	8/1/20	675	708
New York City NY GO	5.000%	4/1/21	1,870	1,993
New York City NY GO	5.000%	8/1/21	240	258

77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/21	710	763
New York City NY GO	5.000%	8/1/21	125	134
New York City NY GO	5.000%	8/1/21	100	107
New York City NY GO	5.000%	8/1/21	2,355	2,529
New York City NY GO	5.000%	8/1/21	2,500	2,685
New York City NY GO	5.000%	8/1/21	175	188
New York City NY GO	5.000%	8/1/21	705	757
New York City NY GO	5.000%	8/1/21	1,500	1,611
New York City NY GO	5.000%	8/1/21	125	134
New York City NY GO	5.000%	8/1/21	180	184
New York City NY GO	5.000%	8/1/22	700	767
New York City NY GO	5.000%	8/1/22	2,350	2,547
New York City NY GO	5.000%	8/1/22	170	186
New York City NY GO	5.000%	8/1/22	145	159
New York City NY GO	5.000%	8/1/22	275	302
New York City NY GO	5.000%	8/1/22	200	219
New York City NY GO	5.000%	8/1/22	1,000	1,096
New York City NY GO	5.000%	8/1/22	300	329
New York City NY GO	5.000%	8/1/22	60	66
New York City NY GO	5.000%	8/1/22	3,495	3,832
New York City NY GO	5.000%	8/1/22	5,000	5,482
New York City NY GO	5.000%	4/1/23	1,975	2,142
New York City NY GO	5.000%	8/1/23	290	323
New York City NY GO	5.000%	8/1/23	140	156
New York City NY GO	5.000%	8/1/23	115	128
New York City NY GO	5.000%	8/1/23	125	128
New York City NY GO	5.000%	8/1/23	250	267
New York City NY GO	5.000%	8/1/23	5,000	5,577
New York City NY GO	5.000%	8/1/24	805	913
New York City NY GO	5.000%	8/1/24	710	805
New York City NY GO	5.000%	8/1/24	310	338
New York City NY GO	5.000%	8/1/24	210	229
New York City NY GO	5.000%	8/1/24	1,055	1,196
New York City NY GO	5.000%	8/1/24	150	167
New York City NY GO	5.000%	8/1/24	360	408
New York City NY GO	5.000%	8/1/24	630	714
New York City NY GO	5.000%	8/1/25	180	206
New York City NY GO	5.000%	8/1/25	465	533
New York City NY GO	5.000%	8/1/25	160	181
New York City NY GO	5.000%	8/1/25	210	239
New York City NY GO	5.000%	8/1/25	245	281
New York City NY GO	5.000%	8/1/25	490	561
New York City NY GO	5.000%	8/1/25	1,080	1,237
New York City NY GO	5.000%	8/1/25	200	220
New York City NY GO	5.000%	8/1/25	595	660
New York City NY GO	5.000%	8/1/26	1,120	1,288
New York City NY GO	5.000%	8/1/26	250	290
New York City NY GO	5.000%	8/1/26	500	544
New York City NY GO	5.000%	4/1/27	275	297
New York City NY GO	5.000%	8/1/27	200	227
New York City NY GO	5.000%	8/1/27	230	259
New York City NY GO	5.000%	8/1/27	450	513
New York City NY GO	5.000%	8/1/28	100	115
New York City NY GO	5.000%	8/1/28	685	789

78

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/28	300	337
New York City NY GO	5.000%	8/1/28	55	62
New York City NY GO	5.000%	8/1/28	370	432
New York City NY GO	5.000%	10/1/28	725	790
New York City NY GO	5.000%	8/1/29	285	314
New York City NY GO	5.000%	8/1/29	365	408
New York City NY GO	5.000%	8/1/29	600	656
New York City NY GO	5.000%	8/1/29	100	109
New York City NY GO	5.000%	8/1/29	7,620	8,272
New York City NY GO	5.000%	8/1/29	4,665	5,312
New York City NY GO	5.000%	3/1/30	100	109
New York City NY GO	5.000%	8/1/30	290	328
New York City NY GO	5.000%	8/1/30	3,440	3,895
New York City NY GO	5.000%	8/1/30	445	511
New York City NY GO	5.000%	10/1/30	690	738
New York City NY GO	5.000%	5/15/31	160	162
New York City NY GO	5.000%	8/1/31	2,000	2,283
New York City NY GO	5.250%	10/1/31	1,500	1,742
New York City NY GO	5.000%	8/1/32	500	569
New York City NY GO	5.000%	8/1/32	110	122
New York City NY GO	5.000%	10/1/32	185	197
New York City NY GO	5.000%	8/1/33	1,000	1,098
New York City NY GO	5.000%	8/1/35	50	53
New York City NY GO	5.000%	10/1/35	500	561
New York City NY GO	5.000%	5/15/36	890	903
New York City NY GO	5.000%	6/1/36	100	110
New York City NY GO	5.000%	4/1/37	1,265	1,415
New York City NY GO	5.000%	10/1/37	2,000	2,234
New York City NY GO	5.000%	12/1/41	315	347
New York City NY GO	4.000%	12/1/43	265	265
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	2,000	1,932
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	2,495	2,512
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	790
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	48
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130

79

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	568
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	1,000	1,073
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	910	977
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23 (Prere.)	965	1,083
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	250	267
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	243
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	2,555	2,808
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	80	83
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,085	2,214
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	1,500	1,680
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,150
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	170	173
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	510	556
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,125	1,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	100	110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	670	681
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,095	1,192
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,341
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	1,030	1,134
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	875	963
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,500	3,870
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	355	389

80

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	380
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	800	889
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,453
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	575	584
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	425	464
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,265	1,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,050	2,241
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	210	230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	498
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,811
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,255	1,273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,614
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	3,135	3,190
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	115	122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	895	913
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	1,680	1,783
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,425	1,516
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	115	125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	685	740
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	189
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	152
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,935	3,130
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	415	412
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,121

81

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,725	1,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	200	219
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,355	2,545
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	274
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,080	1,158
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	3,175	3,449
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	268
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	500	549
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	5.000%	6/15/35	640	697
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	250	270
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	270	299
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	765	867
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	680	769
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	495	559
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	335	377
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	1,100	1,233
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,855	2,073
New York City NY Sales Tax Asset Receivable
Corp. Revenue	4.000%	10/15/32	3,500	3,641
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/21	115	124
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/25	160	171
New York City NY Transitional Finance
Authority Building Aid Revenue	3.250%	7/15/27	100	101
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	640	736
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	100	114
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/30	80	81
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/30	800	866
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/31	305	307

82

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	80	89
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	170	181
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	430	465
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/33	630	634
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	1/15/33	415	418
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/33	140	151
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/34	370	373
New York City NY Transitional Finance
Authority Building Aid Revenue	5.375%	1/15/34	140	141
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/34	1,000	1,126
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	750	823
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	2,000	2,228
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	7/15/35	1,000	1,151
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/36	265	267
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/36	3,030	3,054
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	100	106
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	250	272
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/38	1,000	1,002
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/39	5,155	5,191
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	1/15/39	265	267
New York City NY Transitional Finance
Authority Building Aid Revenue	5.750%	1/15/39	430	433
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/40	1,230	1,218
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	350	370
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	1,485	1,615
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	110	119
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	100	108
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	2,080	2,299
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	3,400	3,672

83

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	3.500%	7/15/47	1,395	1,246
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	250	250
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	100	100
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	135	137
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19	100	103
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	57
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	310	319
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	240	253
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	475	501
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/20 (Prere.)	205	218
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/21	225	242
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	205	222
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	350	379
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	170	184
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/22	470	502
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	245	265
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	105	116
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	210	231
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/24	2,375	2,691
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	595	641
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/25	140	153
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	195	224
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	1,080	1,236
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/26	125	137
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/26	400	455
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/27	510	571
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	115	131

84

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	100	113
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/28	110	123
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/28	590	679
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/29	375	424
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	850	926
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	135	154
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	215	244
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/30	210	229
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/30	150	171
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/30	1,305	1,457
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	610	683
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	60	65
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	810	905
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	720	797
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	300	332
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	150	161
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	255	277
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	185	207
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/32	2,500	2,796
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/32	2,000	2,242
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	150	166
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	890	992
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	125	140
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	510	562
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	905	970
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	100	109
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/33	205	229

85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	140	154
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	400	420
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	355	394
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	465	505
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	590	653
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	395	435
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	2,000	2,229
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,015	1,139
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/34	195	217
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	305	321
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	100	110
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/35	5,040	5,672
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/35	1,000	1,019
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/35	2,295	2,524
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/35	660	731
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	705	762
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	705	783
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/36	360	364
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/36	1,285	1,410
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/36	5,615	6,181
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/36	1,270	1,389
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/37	395	437
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/37	1,000	1,012
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/37	330	363
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	700	769
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/38	1,090	1,180
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/38	1,585	1,733

86

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/38	2,160	2,340
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/38	1,500	1,519
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/38	900	981
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	5,985	6,343
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	1,960	2,140
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/39	350	372
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/39	690	691
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/39	1,910	2,080
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/39	3,355	3,515
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/40	1,030	1,123
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/40	3,755	4,105
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/41	6,130	6,656
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/42	150	149
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/42	225	224
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/42	600	647
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/42	3,125	3,396
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/42	495	538
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/44	750	743
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/45	3,000	3,301
New York City NY Transitional Finance
Authority Revenue	4.000%	8/1/39	4,250	4,257
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	203
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	239
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	700	765
New York Liberty Development Corp.
Revenue	5.000%	12/15/41	1,300	1,386
New York Liberty Development Corp.
Revenue	5.000%	11/15/44	3,440	3,634
New York Liberty Development Corp.
Revenue	5.750%	11/15/51	1,425	1,553
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18	245	245

87

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18	70	70
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18 (Prere.)	100	100
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/18 (Prere.)	50	50
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	175	180
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	430	443
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	50	51
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20 (Prere.)	395	418
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20	1,075	1,134
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,070	1,138
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,910	2,032
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	400	434
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	1,645	1,785
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	215	232
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	260	280
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	700	760
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	150	163
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	245	266
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	255	275
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	475	515
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	435	475
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	80	87
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	175	191
New York Metropolitan Transportation
Authority Revenue	5.000%	11/1/22	535	586
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22	225	247
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	50	55
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	220	244
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	385	427

88

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	210	233
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/23 (Prere.)	240	269
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23 (Prere.)	115	130
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	60	67
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	505	550
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	1,845	2,072
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	300	326
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	610	628
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	250	282
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	1,020	1,169
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,010	1,159
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,090	1,180
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	155	155
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	150	162
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	1,800	2,047
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	635	685
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	110	119
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	1,800	2,038
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/32	3,620	2,052
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	1,000	1,025
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	1,320	1,474
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	385	422
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/35	1,195	1,207
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	945	1,033
New York Metropolitan Transportation
Authority Revenue	3.250%	11/15/36	275	247
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/37	500	500
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	380	416

89

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	600	648
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/38	2,000	1,986
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	770	820
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	135	144
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	545	580
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	150	161
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/39	1,170	471
New York Metropolitan Transportation
Authority Revenue	4.250%	11/15/39	100	102
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/39	2,485	2,678
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/40	755	289
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	225	241
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	795	850
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	1,000	1,058
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/43	615	606
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/43	2,275	2,418
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/43	895	951
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/44	980	1,041
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/44	795	878
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/45	100	98
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/45	895	956
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/46	150	162
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/55	55	60
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/56	1,100	1,173
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	910	994
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	1,165	1,267
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/57	1,435	1,569

90

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum
Tax)	5.000%	11/15/19 (Prere.)	1,745	1,801
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	370	407
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	200	225
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	2,220	2,436
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/30	2,140	1,359
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	115	133
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	695	756
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	800	464
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,010	1,050
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/34	125	143
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	100	113
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/35	350	399
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	1,605	1,787
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	899
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/43	550	582
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46	715	787
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/46	4,240	4,342
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	665	699
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/56	2,075	2,182
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/20	200	211
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/22	135	148
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/24 (Prere.)	340	390
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/38	1,845	1,977
New York Metropolitan Transportation
Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	1,900	1,954
New York NY GO	5.300%	4/1/19 (Prere.)	190	193
New York NY GO	5.000%	8/1/19	285	291

91

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York NY GO	5.000%	8/1/25	1,140	1,306
New York NY GO	5.000%	8/1/26	5,045	5,847
New York NY GO	5.300%	4/1/27	10	10
New York NY GO	5.000%	8/1/27	1,230	1,434
New York NY GO	5.000%	8/1/28	1,800	2,089
New York NY GO	3.500%	4/1/46	2,000	1,813
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.250%	5/15/19 (2)	50	51
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/20 (2)	200	210
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	775	860
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,400	1,488
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	133
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	275
New York State Dormitory Authority Revenue	5.000%	10/1/28	1,000	1,144
New York State Dormitory Authority Revenue	5.000%	3/15/32	2,500	2,864
New York State Dormitory Authority Revenue	5.000%	7/1/38	600	675
New York State Dormitory Authority Revenue	4.000%	3/15/48	1,000	1,000
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	423
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	415	512
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/47	3,720	4,597
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	2,050	2,089
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	415	452
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	350	357
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	470	480
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	50	59
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,126
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	750	772
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	128
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	190
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	662
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	800	871

92

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/45	100	110
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (Prere.)	225	227
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	385	389
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	120	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	135	137
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	100	101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	100	101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	2,445	2,480
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	200	204
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	300	311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	1,020	1,059
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	1,240	1,290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	62
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	395	418
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	190	202
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	580	617
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	1,430	1,520
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	1,090	1,161
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	550	586
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	435	463
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	285
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	1,210	1,310
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	155	168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	2,290	2,489
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	100	109
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	385	419

93

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	12/15/22	305	325
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	300	332
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	111
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	115	127
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	500	554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,500	1,661
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	390	433
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	115	129
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	165	186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	2,000	2,250
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	365	411
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	110	117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	271
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	675	743
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	360	411
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	2,000	2,251
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,505	1,719
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	245	280
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	405	463
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	3,245	3,742
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	1,740	2,007
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	260	291
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	450	519
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/27	15	15
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	640	703
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	860	990
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	875	973

94

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	120	138
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	1,595	1,746
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	89
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	100	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	680	761
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	1,755	1,889
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	109
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,680	1,870
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	5,830	6,265
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	580	632
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	1,000	1,032
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	200	223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	930	1,031
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,985	2,130
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	645	702
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	166
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,215	3,621
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	370	409
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	3,525	3,881
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	2,600	2,942
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,000	1,029
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	215	227
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	1,370	1,517
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	4,300	4,441
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	765	839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	2,000	2,220

95

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,850	2,036
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,640	1,800
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	370	404
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	1,070	1,165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	900	999
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	500	552
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	255	279
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/38	145	154
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,000	1,099
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,295
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,100	1,205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	4,955	5,223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	120	127
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,000	1,105
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	260	276
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	500	543
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	330	364
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/44	5,000	5,423
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/40	925	941
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/19	115	117
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	612
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/37	600	643
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	228
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/20	175	180
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	175	183
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	145	155
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	65	71

96

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	100	109
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	750	814
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	665	721
New York State Dormitory Authority Revenue
(The New School)	4.000%	7/1/43	500	488
New York State Dormitory Authority Revenue
Sales Tax Revenue	5.000%	3/15/44	740	822
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	3,660	3,900
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	655	727
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	120	133
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,000	1,129
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	130	149
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,000	1,146
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	570	649
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	380	426
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	215	245
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	515	597
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	280	313
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	380	424
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,020	1,122
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	295	335
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/29	1,300	1,518
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	180	203
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	2,000	2,277
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,940	2,221
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,225	1,363
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	215	241
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	175	198
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	370	413

97

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,435	1,588
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	520	584
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	185	206
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	100	110
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	590	663
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,965	2,186
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,355	1,503
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	600	651
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	500	551
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	3,120	3,368
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/20	155	162
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/32	100	109
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/41	325	344
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	4.000%	6/15/46	125	124
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	425	450
New York State GO	5.000%	2/15/39	100	101
New York State Housing Finance Agency
Housing Revenue	4.000%	11/1/38	950	952
New York State Thruway Authority Revenue	5.000%	5/1/19	6,125	6,216
New York State Thruway Authority Revenue	5.000%	1/1/20	475	491
New York State Thruway Authority Revenue	5.000%	1/1/23	110	121
New York State Thruway Authority Revenue	5.000%	1/1/25	130	145
New York State Thruway Authority Revenue	5.000%	1/1/26	350	374
New York State Thruway Authority Revenue	5.000%	1/1/31	275	304
New York State Thruway Authority Revenue	5.000%	1/1/31	330	350
New York State Thruway Authority Revenue	5.000%	3/15/32	955	1,073
New York State Thruway Authority Revenue	5.000%	1/1/37	2,435	2,567
New York State Thruway Authority Revenue	5.000%	1/1/41	675	731
New York State Thruway Authority Revenue	4.125%	1/1/42	250	254
New York State Thruway Authority Revenue	5.000%	1/1/42	2,830	2,975
New York State Thruway Authority Revenue	5.000%	1/1/46	440	475
New York State Thruway Authority Revenue	5.000%	1/1/51	515	552
New York State Thruway Authority Revenue	4.000%	1/1/56	685	659
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,088
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	345	359

98

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	385	404
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	90	96
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	395	431
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	531
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	312
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	213
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	170	182
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	268
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	400	402
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	250
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	146
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	295	299
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	100	101
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/19 (Prere.)	250	253
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	270	279
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	100	104
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	220	234
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	2,000	2,130
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	210	229
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	715	779
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	2,575	2,804
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	520	577
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	398
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	180	203
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	500	564
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	125	143
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	150	172

99

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	320	354
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	730	844
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	250	285
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	270	308
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,105	5,601
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	949
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	175	195
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	760	863
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	85	93
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	71
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	710
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,140
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	122
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,320	1,491
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	335	366
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	572
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	350	381
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	660	739
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	734
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	277
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	320	322
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	475
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	250	265
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	135	146
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	120	137
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/26	155	174
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	145	166

100

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	78
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	800	836
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	512
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	265	297
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	282
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	41
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	65	72
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	75	78
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	66
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	240	242
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	120	125
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	620	631
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	4,500	4,555
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	1,215	1,266
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	210	231
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	725	736
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/40	100	109
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	2,030	2,133
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,017
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	200	220
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/42	350	387
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	1,720	1,707
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	109
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	420	457
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	1,225	1,343
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	276
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,277

101

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	1,250	1,397
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	232
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	150	143
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/18	110	110
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/18 (Prere.)	500	501
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/19	230	237
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	1/1/20 (ETM)	150	153
Triborough Bridge & Tunnel Authority New
York Revenue	5.500%	11/15/20 (14)	185	197
Triborough Bridge & Tunnel Authority New
York Revenue	4.000%	11/15/21	100	105
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/21	165	179
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/21	295	320
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	1/1/22 (Prere.)	150	163
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	1/1/22 (Prere.)	345	376
Triborough Bridge & Tunnel Authority New
York Revenue	5.250%	1/1/22 (Prere.)	100	110
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/22	920	1,017
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/23	210	236
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/24	245	280
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/25	1,155	1,278
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/28	235	278
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/29	400	267
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/30	2,575	1,637
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/31	2,820	1,709
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/32	2,770	1,611
Triborough Bridge & Tunnel Authority New
York Revenue	0.000%	11/15/32	1,790	1,034
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/38	1,000	1,088
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/38	355	355
Triborough Bridge & Tunnel Authority New
York Revenue	5.375%	11/15/38	1,730	1,732

102

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/40	190	209
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/42	100	111
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/46	90	99
Triborough Bridge & Tunnel Authority New
York Revenue	4.000%	11/15/47	2,000	1,966
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,460	1,518
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	1,115	1,229
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	270	300
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	920	1,045
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	150	172
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	272
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	180	200
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	285	320
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	172
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	335	376
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	325	362
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	270	299
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	640	710
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	900	997
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	1,320	1,429
				734,154
North Carolina (1.3%)
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	5.000%	6/1/34	1,280	1,300
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	325	349
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	3,000	3,353
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	130
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/47	2,480	2,496
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,286
Mecklenburg County NC GO	5.000%	12/1/21	1,150	1,246
Mecklenburg County NC Public Facilities Corp.
Revenue	5.000%	2/1/23	455	505
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	910	922
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	10/1/41	250	278

103

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	10/1/55	500	550
North Carolina Capital Improvement Revenue	4.500%	5/1/20 (Prere.)	640	663
North Carolina Capital Improvement Revenue	5.000%	5/1/21 (Prere.)	140	150
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	2,475	2,488
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	105	109
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/21 (ETM)	300	317
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/21 (ETM)	3,250	3,447
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	6.000%	1/1/22 (ETM)	792	883
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	6.000%	1/1/22 (Prere.)	205	229
North Carolina GAN	5.250%	3/1/19 (Prere.)	250	253
North Carolina GAN	5.000%	3/1/20	650	674
North Carolina GAN	5.000%	3/1/23	1,845	2,040
North Carolina GAN	5.000%	3/1/26	200	227
North Carolina GO	5.000%	5/1/19	120	122
North Carolina GO	5.000%	6/1/19	500	509
North Carolina GO	4.000%	5/1/20	1,165	1,198
North Carolina GO	5.000%	5/1/20	150	156
North Carolina GO	5.000%	5/1/20	1,790	1,868
North Carolina GO	5.000%	5/1/20 (Prere.)	90	94
North Carolina GO	5.000%	5/1/20 (Prere.)	30	31
North Carolina GO	4.000%	6/1/20	4,100	4,224
North Carolina GO	4.000%	5/1/21	890	931
North Carolina GO	5.000%	5/1/22	500	547
North Carolina GO	5.000%	6/1/22	100	110
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	1,525	1,533
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/24	115	129
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	55
North Carolina Revenue	5.000%	11/1/18	100	100
North Carolina Revenue	5.000%	11/1/19	450	464
North Carolina Revenue	5.000%	11/1/20	300	317
North Carolina Revenue	5.000%	5/1/22	485	530
North Carolina Revenue	5.000%	5/1/25	1,630	1,841
North Carolina Revenue	5.000%	5/1/25	1,035	1,189
North Carolina Revenue	5.000%	6/1/25	110	126
North Carolina Revenue	5.000%	5/1/26	790	917
North Carolina Revenue	5.000%	5/1/27	345	404
North Carolina Revenue	5.000%	5/1/29	2,360	2,729
North Carolina Turnpike Authority Revenue	5.750%	1/1/19 (Prere.)	195	196
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	212
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	212
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	282

104

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of North Carolina at Greensboro
Revenue	4.000%	4/1/35	1,300	1,332
Wake County NC GO	5.000%	3/1/21	600	639
Wake County NC GO	5.000%	3/1/23	300	333
				47,425
Ohio (1.6%)
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22 (Prere.)	70	76
American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42	1,395	1,370
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	255	270
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	140	142
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	130	143
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30 (15)	5,585	6,061
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	400	403
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	745	771
Berea OH City School District GO	4.000%	12/1/53 (15)	250	244
Brunswick OH City School District GO	5.250%	12/1/48	500	549
Brunswick OH City School District GO	5.250%	12/1/53	640	699
Cleveland Heights OH City School District GO	4.500%	12/1/47	1,870	1,906
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	355	382
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	2,040	2,267
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	213
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	120	127
Columbus OH GO	5.000%	7/1/25	1,370	1,573
Columbus OH GO	5.000%	7/1/26	100	116
Columbus OH Sewer Revenue	5.000%	6/1/27	125	142
Columbus OH Sewer Revenue	5.000%	6/1/28	2,500	2,825
Columbus OH Sewer Revenue	5.000%	6/1/32	1,500	1,688
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.250%	12/1/25	225	238
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	298
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	424
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	285
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	1,065	1,186
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	600	668
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	300	330
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	3,215	3,523
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	251
Ohio GO	5.000%	9/15/21	200	215
Ohio GO	5.000%	9/15/24	570	648
Ohio GO	5.000%	8/1/25	4,900	5,640
Ohio GO	5.000%	9/1/25	200	230
Ohio GO	5.000%	8/1/26	3,000	3,491

105

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	5/1/27	125	147
Ohio GO	5.000%	5/1/34	3,000	3,333
Ohio GO	5.000%	3/15/37	1,635	1,798
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	313
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,000	1,140
Ohio State University General Receipts
Revenue	5.000%	12/1/39	645	712
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	100	104
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30	250	275
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/33	2,000	2,258
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	600	291
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	50	23
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	980	431
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	115
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	170	68
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	615	223
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	605	210
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	3,630	3,902
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	380	411
Ohio Water Development Authority Revenue	5.000%	6/1/28	770	893
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,094
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/25	100	115
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	265	290
South-Western City OH School District GO	4.000%	12/1/42	220	221
Willoughby-Eastlake City OH School District
GO	5.000%	12/1/46	295	320
Willoughby-Eastlake City OH School District
GO	4.000%	12/1/50	1,000	970
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	500	547
				59,598
Oklahoma (0.4%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	620	704
Edmond OK Public Works Authority Sales
Tax & Utility System Revenue	4.000%	7/1/47	1,000	993
Grand River Dam Authority Oklahoma
Revenue	5.000%	6/1/20 (Prere.)	220	230
Oklahoma Agricultural & Mechanical Colleges
Revenue (Oklahoma State University)	4.400%	8/1/39	345	349
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	1,290	1,285
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	704
Oklahoma Grand River Dam Authority
Revenue	5.250%	6/1/20 (Prere.)	1,030	1,081
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	216

106

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	235	249
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	100	117
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	500	498
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	546
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	1,180	1,164
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	5,220	5,140
				13,276
Oregon (0.6%)
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/35	400	203
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/36	710	341
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/39	500	206
Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	228
Multnomah County OR GO	4.000%	6/1/27	2,105	2,204
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/19 (Prere.)	700	709
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/19 (Prere.)	150	152
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/25	775	872
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/28	150	170
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/29	215	243
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/27	5,000	5,657
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/29	980	1,101
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/30	665	747
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/31	430	482
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/38	1,500	1,652
Oregon GO	5.000%	12/1/23	500	563
Oregon GO	5.000%	8/1/43	780	851
Oregon GO (Veterans Welfare)	4.700%	6/1/41	370	380
Portland OR Sewer System Revenue	5.000%	6/1/20	1,065	1,113
Portland OR Sewer System Revenue	5.000%	6/1/21	505	541
Portland OR Sewer System Revenue	5.000%	3/1/35	120	124
Tri-County Metropolitan Transportation
District of Oregon Capital Grant Receipt
Revenue	5.000%	11/1/18	300	300
Washington County OR School District
No. 48J Beaverton GO	5.000%	6/15/28	500	560
Washington County OR School District
No. 48J Beaverton GO	5.000%	6/15/36	950	1,065
				20,464
Pennsylvania (4.3%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	725	746
Allegheny County PA GO	5.000%	11/1/27	745	853

107

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Allegheny County PA GO	5.000%	11/1/28	520	592
Allegheny County PA GO	5.000%	12/1/37	235	253
Allegheny County PA GO	5.000%	11/1/41	100	110
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	145	153
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/22	260	285
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/40 (4)	180	188
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/43	1,000	1,096
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	1,000	966
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/25	335	354
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/30	150	156
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	424
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	77
Chester County PA GO	5.000%	7/15/28	25	26
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	312
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	100	109
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	106
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/42	280	296
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	210
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	240	252
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	2,550	2,615
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	580	594
Delaware Valley PA Regional Finance
Authority Revenue	5.500%	8/1/28 (2)	595	696
Delaware Valley PA Regional Finance
Authority Revenue	5.750%	7/1/32	1,960	2,383
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	300	322
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	1,000	1,075
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	1,000	952
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	423
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	225	253
Pennsylvania COP	5.000%	7/1/28	400	447

108

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development
Financing Authority Governmental Lease
Revenue (Forum Place Project)	5.000%	3/1/34	3,000	3,103
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/19	390	392
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/20	400	408
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	110	111
Pennsylvania GO	5.000%	11/15/18	150	150
Pennsylvania GO	5.000%	2/15/19	1,775	1,790
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	203
Pennsylvania GO	5.000%	4/15/19 (Prere.)	150	152
Pennsylvania GO	5.000%	5/1/19	200	203
Pennsylvania GO	5.000%	7/1/19	2,335	2,380
Pennsylvania GO	5.000%	9/15/19	650	666
Pennsylvania GO	5.000%	10/15/19	120	123
Pennsylvania GO	5.000%	7/1/20	1,665	1,739
Pennsylvania GO	5.000%	9/15/20	135	142
Pennsylvania GO	5.000%	1/15/21	400	423
Pennsylvania GO	5.000%	7/1/21	380	406
Pennsylvania GO	5.000%	7/1/21	275	294
Pennsylvania GO	5.000%	7/1/21	500	534
Pennsylvania GO	5.000%	10/15/21	390	419
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,205	1,304
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,545	1,672
Pennsylvania GO	5.000%	11/15/21 (Prere.)	390	422
Pennsylvania GO	5.000%	1/15/22	2,000	2,156
Pennsylvania GO	5.000%	4/1/22	440	476
Pennsylvania GO	5.000%	6/1/22	300	326
Pennsylvania GO	5.000%	6/1/22 (Prere.)	110	120
Pennsylvania GO	5.000%	6/1/22 (Prere.)	500	548
Pennsylvania GO	5.000%	7/1/22	780	848
Pennsylvania GO	5.000%	7/1/22	100	109
Pennsylvania GO	5.000%	9/15/22	1,000	1,091
Pennsylvania GO	5.000%	3/15/23	525	577
Pennsylvania GO	5.000%	4/1/23 (Prere.)	250	278
Pennsylvania GO	5.000%	4/1/23 (Prere.)	770	857
Pennsylvania GO	5.000%	6/15/24 (Prere.)	100	114
Pennsylvania GO	5.000%	6/15/24	225	251
Pennsylvania GO	5.000%	7/1/24	180	201
Pennsylvania GO	5.000%	8/15/24	1,000	1,119
Pennsylvania GO	5.000%	9/15/24	705	790
Pennsylvania GO	5.000%	1/15/25	1,000	1,123
Pennsylvania GO	5.000%	8/15/25	500	565
Pennsylvania GO	5.000%	9/15/25	1,275	1,442
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,418
Pennsylvania GO	5.000%	1/1/26	2,000	2,263
Pennsylvania GO	5.000%	3/15/26	920	1,030
Pennsylvania GO	5.000%	8/1/26	225	253
Pennsylvania GO	5.000%	9/15/26	1,150	1,310

109

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/15/26	280	319
Pennsylvania GO	5.000%	9/15/27	100	113
Pennsylvania GO	5.000%	1/1/28	2,000	2,252
Pennsylvania GO	4.000%	10/15/28	100	104
Pennsylvania GO	5.000%	3/15/29	1,160	1,282
Pennsylvania GO	4.000%	6/1/29	250	259
Pennsylvania GO	5.000%	9/15/29	750	839
Pennsylvania GO	4.000%	1/1/30	3,500	3,608
Pennsylvania GO	5.000%	3/15/31	3,555	3,908
Pennsylvania GO	4.000%	4/1/32	1,000	1,019
Pennsylvania GO	4.000%	6/15/32	395	404
Pennsylvania GO	5.000%	10/15/32	430	467
Pennsylvania GO	5.000%	3/15/33	980	1,068
Pennsylvania GO	4.375%	10/15/33	100	104
Pennsylvania GO	4.000%	3/15/34	200	203
Pennsylvania GO	4.000%	9/15/34	735	746
Pennsylvania GO	4.000%	3/1/35	2,000	2,005
Pennsylvania GO	4.000%	3/1/36	4,500	4,489
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	2/15/43	3,000	3,021
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	130	105
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/21 (Prere.)	110	118
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	5	5
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	895	911
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	106
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/45	200	190
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29 (4)	345	389
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	435	442
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	2,700	2,971
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	145	153
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	55
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18 (Prere.)	350	351
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/38	230	95
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	500	545
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	1,000	1,094
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	3,250	3,588

110

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	115	115
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	56
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	255	260
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	70	71
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	140	142
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	415	423
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	1,210	1,233
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	122
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	100	102
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	10
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	370	378
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/19 (Prere.)	255	262
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	1,095	1,130
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	2,155	2,223
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	67
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	1,685	1,741
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,488
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	270	279
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	730	757
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	300	317
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	15	16
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	383
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20 (Prere.)	965	1,029
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20 (Prere.)	2,750	2,935
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	575	617
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	59
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	100	107
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	97
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	124
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,410	2,597
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	310
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	95	98
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	1,310	1,351
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,595	3,707
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	338
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	125	138
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,110
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	250	274
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	325	390
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,086
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	515	615
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,050	1,137
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	145	159
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35	100	101
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	135	144
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,060	1,272
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,000	963
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	435	468
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	250	273

111

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,675	1,807
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	4,000	4,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	3,405	3,616
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	500	543
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	225	238
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,010	1,068
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,071
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	370	396
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	268
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	263
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	375	403
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	158
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	525
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	760	818
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	2,500	2,686
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	4,000	4,330
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	131
Philadelphia PA Airport Revenue	5.000%	6/15/40	1,700	1,757
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/42	100	95
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	485
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	775	832
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	153
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	255	284
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	85	85
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	241
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	1,500	1,611
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	275	293
Philadelphia PA GO	5.000%	8/1/30 (4)	500	561
Philadelphia PA School District GO	5.000%	9/1/25	335	373
Philadelphia PA School District GO	5.000%	6/1/27 (14)	100	112
Philadelphia PA School District GO	4.000%	9/1/43 (4)	1,050	1,011
Philadelphia PA Water & Wastewater
Revenue	5.000%	1/1/36	1,250	1,309
Philadelphia PA Water & Wastewater
Revenue	5.000%	7/1/40	1,200	1,291
Philadelphia PA Water & Wastewater
Revenue	5.000%	1/1/41	1,115	1,165
Philadelphia PA Water & Wastewater
Revenue	5.125%	1/1/43	50	53
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/29	250	275
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	250	273
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	470	475

112

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	375	419
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	269
				160,103
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/21	1,125	1,201
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	175	194
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	150	153
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/20	770	805
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	485	545
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/28	320	362
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University)	5.000%	9/1/29	130	152
				3,412
South Carolina (1.0%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	175	195
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/25	125	139
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	1,045	1,160
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	780	862
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	117
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	52
Horry County SC School District GO	5.000%	3/1/21	270	287
Piedmont SC Municipal Power Agency
Revenue	5.000%	1/1/22	275	289
South Carolina GO	5.000%	6/1/19	600	611
South Carolina Public Service Authority
Revenue	5.000%	12/1/18 (ETM)	150	150
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	2,645	2,660
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	101
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	495	498
South Carolina Public Service Authority
Revenue	5.000%	12/1/19 (ETM)	435	449

113

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	950	981
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	115	123
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	100	107
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	104
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	374
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	290	309
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	16
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,395	1,433
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	365	386
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	355	377
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	629
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	680	707
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	110	115
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	970	996
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	310	323
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	160	167
South Carolina Public Service Authority
Revenue	4.000%	12/1/45	90	85
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	1,545	1,606
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	3,390	3,505
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	2,295	2,376
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	4,425	4,583
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	1,635	1,724
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	1,150	1,218
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	1,805	1,863
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	940	995
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	350	363
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/19 (Prere.)	3,395	3,492

114

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	275	289
				36,816
Tennessee (0.4%)
Memphis TN Center City Revenue Finance
Corp Revenue	5.250%	11/1/21 (Prere.)	770	836
Memphis TN Electric System Revenue	5.000%	12/1/18	250	251
Memphis TN GO	5.000%	4/1/26	2,000	2,278
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	528
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	235	242
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	496
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/22	725	795
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	410	454
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	380	428
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/25	100	114
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/27	720	832
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	500	516
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	3,000	3,104
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	769
Shelby County TN GO	5.000%	3/1/24	675	762
Tennessee GO	5.000%	8/1/21	1,365	1,469
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	165	181
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/43	420	452
				14,507
Texas (10.2%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	330	349
Alamo TX Community College District GO	4.500%	8/15/33 (14)	60	60
Alamo TX Regional Mobility Authority
Revenue	5.000%	6/15/46	310	334
Aldine TX Independent School District GO	5.000%	2/15/22	1,250	1,357
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	350	357
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/42	1,000	973
Austin TX GO	5.000%	9/1/20	1,250	1,312
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	320	347
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	460	504

115

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	213
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	105	114
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/43	1,350	1,477
Bexar County TX GO	5.000%	6/15/38	1,500	1,656
Bexar County TX Hospital District GO	4.000%	2/15/43	2,000	1,975
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	176
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	205	221
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	298
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	321
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,050	1,107
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	107
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	730	782
Clear Creek TX Independent School District
GO PUT	1.450%	8/14/20	130	128
Colorado River Municipal Water District Texas
Water System Revenue	5.000%	1/1/21 (Prere.)	160	170
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	265	302
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	350	404
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	370	410
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	230	264
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	945	1,059
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,500	1,630
Dallas County TX Community College District
GO	4.000%	2/15/28	730	784
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.750%	12/1/18 (Prere.)	55	55
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	190	190
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	225	226
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	425	426
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	260	261
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	60	60
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	180	217

116

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	270	327
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	245	269
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	115
Dallas TX GO	5.000%	2/15/27	1,565	1,732
Dallas TX GO	5.000%	2/15/28	2,200	2,431
Dallas TX Independent School District GO	5.000%	8/15/24	380	431
Dallas TX Independent School District GO	5.000%	2/15/26	1,715	1,819
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,216
Dallas TX Independent School District GO	5.000%	8/15/29	175	191
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	365	408
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	1,250	1,417
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/27	1,755	2,000
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	550	627
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	390	443
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/31	115	130
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	105	112
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	510	560
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	330
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	54
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	370	388
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	230	248
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	120	125
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	410	445
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	925	966
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	100	110
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	175	183
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	125	137
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	1,720	1,794
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	5,710	5,937
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	145	151

117

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	100	107
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	195	208
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	375	399
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	134
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	395	411
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,434
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	665	708
Fort Bend County TX GO	5.000%	3/1/28	2,350	2,639
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	54
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	580	619
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	460	464
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	179
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	305
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	725	803
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/43	2,000	2,208
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/48	2,000	2,200
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	940	1,034
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	2,470	2,652
Grand Parkway Transportation Corp. Texas
BAN	5.000%	2/1/23	4,500	4,916
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,000	1,026
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	750	764
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/36	400	405
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/37	375	378
Harris County TX Flood Control District
Revenue	5.000%	10/1/20 (Prere.)	1,840	1,937
Harris County TX Flood Control District
Revenue	5.000%	10/1/20 (Prere.)	595	627
Harris County TX GO	5.000%	8/15/19 (Prere.)	95	97
Harris County TX GO	5.000%	8/15/22	660	723
Harris County TX GO	5.000%	10/1/23	205	216
Harris County TX GO	5.000%	10/1/24	280	308
Harris County TX GO	5.000%	10/1/24	515	565

118

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Harris County TX GO	5.000%	10/1/26	860	982
Harris County TX GO	5.000%	10/1/27	2,500	2,845
Harris County TX GO	5.000%	8/15/28	250	284
Harris County TX GO	5.000%	10/1/28	645	732
Harris County TX GO	5.000%	8/15/30	210	236
Harris County TX Metropolitan Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	845	900
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	625	701
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	209
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	274
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	63
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	900	921
Harris County TX Toll Road Revenue	5.000%	8/15/23	405	452
Harris County TX Toll Road Revenue	5.000%	8/15/24	985	1,115
Harris County TX Toll Road Revenue	5.000%	8/15/29	840	912
Harris County TX Toll Road Revenue	5.000%	8/15/30	150	163
Harris County TX Toll Road Revenue	5.000%	8/15/36	990	1,097
Harris County TX Toll Road Revenue	5.000%	8/15/40	1,445	1,475
Hidalgo County TX GO	4.000%	8/15/43	2,000	1,963
Houston TX Airport System Revenue	5.000%	7/1/26	75	80
Houston TX Airport System Revenue	5.000%	7/1/29	500	576
Houston TX Airport System Revenue	5.000%	7/1/30	500	573
Houston TX Community College System GO	5.000%	2/15/33	415	451
Houston TX Community College System GO	5.000%	2/15/34	130	141
Houston TX Community College System GO	5.000%	2/15/36	1,200	1,239
Houston TX Community College System GO	5.000%	2/15/43	5,765	6,218
Houston TX GO	5.000%	3/1/19	350	354
Houston TX GO	5.000%	3/1/19 (Prere.)	500	505
Houston TX GO	5.000%	3/1/19 (Prere.)	90	91
Houston TX GO	5.000%	3/1/19	100	101
Houston TX GO	5.000%	3/1/22 (Prere.)	225	244
Houston TX GO	5.000%	3/1/22	1,035	1,124
Houston TX GO	5.000%	3/1/23	165	183
Houston TX GO	5.000%	3/1/24	225	244
Houston TX GO	5.000%	3/1/24	10	10
Houston TX GO	5.000%	3/1/25	100	114
Houston TX GO	5.000%	3/1/26	500	576
Houston TX GO	5.000%	3/1/26	4,000	4,611
Houston TX GO	5.000%	3/1/27	185	215
Houston TX GO	5.000%	3/1/28	200	227
Houston TX GO	4.000%	3/1/35	1,500	1,533
Houston TX Independent School District GO	5.000%	2/15/21	100	106
Houston TX Independent School District GO	5.000%	2/15/21	260	276
Houston TX Independent School District GO	5.000%	2/15/22	180	195
Houston TX Independent School District GO	5.000%	2/15/22	1,040	1,127
Houston TX Independent School District GO	5.000%	2/15/23	405	447
Houston TX Independent School District GO	5.000%	2/15/24	150	168
Houston TX Independent School District GO	5.000%	2/15/25	580	660
Houston TX Independent School District GO	5.000%	2/15/26	175	201
Houston TX Independent School District GO	5.000%	2/15/27	125	143
Houston TX Independent School District GO	5.000%	2/15/29	150	170
Houston TX Independent School District GO	5.000%	2/15/30	585	661
Houston TX Independent School District GO	5.000%	2/15/31	435	490
Houston TX Independent School District GO	4.000%	2/15/33	500	514

119

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Houston TX Independent School District GO	4.000%	2/15/42	1,905	1,896
Houston TX Independent School District GO
PUT	2.400%	6/1/21	2,500	2,493
Houston TX Utility System Revenue	5.000%	11/15/18	2,100	2,102
Houston TX Utility System Revenue	5.000%	5/15/19 (Prere.)	215	219
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	170	173
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,022
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	170	180
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	215	228
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	2,450	2,600
Houston TX Utility System Revenue	5.000%	5/15/21	100	107
Houston TX Utility System Revenue	5.000%	5/15/22	385	420
Houston TX Utility System Revenue	5.000%	5/15/23	170	189
Houston TX Utility System Revenue	5.000%	5/15/24	280	315
Houston TX Utility System Revenue	5.000%	11/15/24	125	142
Houston TX Utility System Revenue	5.000%	5/15/27	575	642
Houston TX Utility System Revenue	5.000%	11/15/30	1,000	1,132
Houston TX Utility System Revenue	5.000%	11/15/31	750	800
Houston TX Utility System Revenue	5.000%	11/15/33	175	186
Houston TX Utility System Revenue	5.000%	11/15/35	225	250
Houston TX Utility System Revenue	5.000%	11/15/36	375	398
Houston TX Utility System Revenue	5.000%	11/15/36	275	304
Houston TX Utility System Revenue	4.000%	11/15/37	60	61
Houston TX Utility System Revenue	5.000%	11/15/39	515	566
Houston TX Utility System Revenue	5.000%	11/15/40	100	106
Houston TX Utility System Revenue	5.000%	11/15/44	75	82
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	2/15/19 (Prere.)	485	489
Judson TX Independent School District GO	4.000%	6/15/29	2,450	2,601
Judson TX Independent School District GO	4.000%	2/1/41	495	490
Katy TX Independent School District GO	5.000%	2/15/42	420	464
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	250	252
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	995	1,005
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	325	345
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	120	128
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	65	69
Leander TX Independent School District GO	5.000%	8/15/26	440	489
Leander TX Independent School District GO	5.000%	8/15/38	450	493
Leander TX Independent School District GO	5.000%	8/15/40	400	437
Leander TX Independent School District GO	0.000%	8/16/42	1,630	606
Leander TX Independent School District GO	4.000%	8/15/49	425	415
Leander TX Independent School District GO	5.000%	8/15/49	2,000	2,190
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	126
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	200	202
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	328
Lewisville TX Independent School District GO	5.000%	8/15/20	465	488
Lewisville TX Independent School District GO	5.000%	8/15/25	235	269
Lewisville TX Independent School District GO	4.000%	8/15/26	400	433
Little Elm TX Independent School District GO	5.000%	8/15/46	1,000	1,111
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	525	554
Lone Star College System Texas GO	5.000%	2/15/24	175	197
Lone Star College System Texas GO	5.000%	8/15/38	35	35
Lower Colorado River Authority Texas
Revenue	5.250%	5/15/29	150	152

120

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas
Revenue	5.500%	5/15/33	195	198
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/35	875	907
Lower Colorado River Authority Texas
Revenue	5.500%	5/15/36	3,000	3,052
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/39	2,500	2,695
Lower Colorado River Authority Texas
Revenue	5.625%	5/15/39	145	148
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/40	665	688
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,215	2,356
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/31	1,250	1,291
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	103
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	289
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/48	2,050	2,225
Midland County TX Fresh Water Supply
Revenue	5.000%	9/15/40	440	474
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/43	2,000	2,114
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/48	2,000	2,108
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	216
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	639
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	138
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/18 (Prere.)	485	487
North Harris County TX Regional Water
Authority Revenue	5.375%	12/15/18 (Prere.)	375	377
North Harris County TX Regional Water
Authority Revenue	5.000%	12/15/30 (15)	3,380	3,671
North Texas Municipal Water District
Regional Wastewater System Revenue	4.000%	6/1/31	360	376
North Texas Tollway Authority System
Revenue	5.750%	1/1/19 (Prere.)	1,250	1,258
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	40	40
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	215	216

121

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	250	252
North Texas Tollway Authority System
Revenue	6.250%	1/1/19 (Prere.)	440	443
North Texas Tollway Authority System
Revenue	5.000%	1/1/20	300	310
North Texas Tollway Authority System
Revenue	5.000%	1/1/21	455	481
North Texas Tollway Authority System
Revenue	6.000%	1/1/21 (Prere.)	670	723
North Texas Tollway Authority System
Revenue	6.000%	1/1/21 (Prere.)	3,035	3,276
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	2,345	2,516
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	170	182
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	125	134
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	625	671
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	1,790	1,921
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	205	221
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	265	286
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	220	238
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	170	185
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	1,960	2,130
North Texas Tollway Authority System
Revenue	5.000%	1/1/23	1,500	1,643
North Texas Tollway Authority System
Revenue	6.000%	1/1/23	10	10
North Texas Tollway Authority System
Revenue	6.250%	2/1/23	100	104
North Texas Tollway Authority System
Revenue	5.000%	1/1/26	1,000	1,109
North Texas Tollway Authority System
Revenue	5.000%	1/1/27	985	1,087
North Texas Tollway Authority System
Revenue	6.000%	1/1/28	80	80
North Texas Tollway Authority System
Revenue	0.000%	1/1/29 (12)	315	220
North Texas Tollway Authority System
Revenue	5.000%	1/1/29	1,385	1,552
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	375	410
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	230	254
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	1,000	1,117

122

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	1,000	1,113
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	1,000	1,108
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	560	611
North Texas Tollway Authority System
Revenue	0.000%	1/1/32 (12)	155	95
North Texas Tollway Authority System
Revenue	5.000%	1/1/32	1,410	1,543
North Texas Tollway Authority System
Revenue	0.000%	1/1/33 (12)	105	61
North Texas Tollway Authority System
Revenue	5.000%	1/1/33	250	273
North Texas Tollway Authority System
Revenue	0.000%	1/1/34 (12)	235	131
North Texas Tollway Authority System
Revenue	0.000%	1/1/35 (12)	200	106
North Texas Tollway Authority System
Revenue	4.000%	1/1/35 (4)	250	256
North Texas Tollway Authority System
Revenue	5.000%	1/1/35	370	402
North Texas Tollway Authority System
Revenue	0.000%	1/1/36 (12)	1,000	508
North Texas Tollway Authority System
Revenue	4.000%	1/1/36	4,350	4,377
North Texas Tollway Authority System
Revenue	0.000%	1/1/37 (12)	235	114
North Texas Tollway Authority System
Revenue	4.000%	1/1/38	1,000	1,002
North Texas Tollway Authority System
Revenue	5.000%	1/1/38	600	647
North Texas Tollway Authority System
Revenue	4.000%	1/1/39	215	216
North Texas Tollway Authority System
Revenue	5.000%	1/1/39	4,000	4,340
North Texas Tollway Authority System
Revenue	5.000%	1/1/40 (4)	640	686
North Texas Tollway Authority System
Revenue	5.000%	1/1/40	1,100	1,176
North Texas Tollway Authority System
Revenue	5.000%	1/1/42	190	202
North Texas Tollway Authority System
Revenue	4.000%	1/1/43	3,990	3,881
North Texas Tollway Authority System
Revenue	5.000%	1/1/43	1,500	1,638
North Texas Tollway Authority System
Revenue	5.000%	1/1/43	3,410	3,663
North Texas Tollway Authority System
Revenue	5.250%	1/1/44	25	25
North Texas Tollway Authority System
Revenue	5.000%	1/1/45	835	897
North Texas Tollway Authority System
Revenue	5.000%	1/1/48	800	867

123

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/48	3,260	3,490
North Texas Tollway Authority System
Revenue	4.250%	1/1/49	2,000	1,963
North Texas Tollway Authority System
Revenue PUT	1.950%	1/1/19	500	500
Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,325
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	135	140
Red River TX Education Finance Corp.
Revenue (Texas Christian University Project)	5.000%	3/15/43	85	92
Richardson TX Independent School District GO	5.000%	2/15/25	1,360	1,548
Round Rock TX Independent School District
GO	5.000%	8/1/33	200	200
Round Rock TX Independent School District
GO	5.250%	8/1/34 (Prere.)	65	65
Round Rock TX Independent School District
GO	5.250%	8/1/34	585	600
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	202
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	245	247
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	3,000	3,107
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	240	249
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	1,220	1,295
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	1,360	1,476
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	220	239
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	1,135	1,255
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	490	542
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	1,425	1,620
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/25	360	416
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	610	701
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	150	171
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	168
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	581
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	123
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	190	205
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	3,000	3,214
San Antonio TX GO	5.000%	2/1/20	200	207

124

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Antonio TX Independent School District
GO	5.000%	2/15/24	480	539
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	143
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	71
San Antonio TX Water Revenue	5.250%	11/15/18 (Prere.)	470	471
San Antonio TX Water Revenue	5.000%	5/15/26	705	777
San Antonio TX Water Revenue	5.000%	5/15/33	575	644
San Antonio TX Water Revenue	5.000%	5/15/48	2,000	2,209
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	1,025	1,034
Socorro TX Independent School District GO	5.000%	8/15/21 (Prere.)	1,075	1,156
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	5,640	6,030
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	1,955	2,076
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/25	975	1,119
Texas GO	5.000%	4/1/20	210	219
Texas GO	5.000%	10/1/20	600	632
Texas GO	5.000%	4/1/21	200	213
Texas GO	5.000%	10/1/22	610	671
Texas GO	5.000%	10/1/25	1,010	1,138
Texas GO	5.000%	10/1/26	125	140
Texas GO	5.000%	4/1/27	210	235
Texas GO	5.000%	10/1/27	295	333
Texas GO	5.000%	10/1/27	125	143
Texas GO	5.000%	10/1/28	100	112
Texas GO	5.000%	10/1/29	190	220
Texas GO	5.000%	10/1/31	500	572
Texas GO	5.000%	4/1/44	925	1,009
Texas GO	5.000%	10/1/44	4,415	4,847
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	224
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	4,255	4,448
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,645	1,751
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	255	272
Texas Revenue	4.000%	8/29/19	5,000	5,079
Texas State University System Financing
System Revenue	5.000%	3/15/20	170	177
Texas State University System Financing
System Revenue	5.000%	3/15/21	210	223
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,380	1,598
Texas Transportation Commission GO	5.000%	10/1/20	260	274
Texas Transportation Commission GO	5.000%	10/1/21	600	647
Texas Transportation Commission GO	5.000%	4/1/22	105	114
Texas Transportation Commission GO	5.000%	4/1/23	310	344
Texas Transportation Commission GO	5.000%	4/1/24	100	113
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,336
Texas Transportation Commission GO	5.000%	10/1/25	755	859
Texas Transportation Commission GO	5.000%	4/1/26	240	261

125

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Transportation Commission GO	5.000%	4/1/26	300	337
Texas Transportation Commission GO	5.000%	10/1/26	815	935
Texas Transportation Commission GO	5.000%	4/1/29	200	223
Texas Transportation Commission GO	5.000%	10/1/29	585	662
Texas Transportation Commission GO	5.000%	10/1/30	670	751
Texas Transportation Commission GO	5.000%	10/1/30	1,665	1,914
Texas Transportation Commission GO	5.000%	4/1/31	300	333
Texas Transportation Commission GO	5.000%	4/1/44	860	940
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/23	150	168
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/28	215	244
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/34	160	181
Texas Transportation Commission Revenue	5.000%	4/1/19	140	142
Texas Transportation Commission Revenue	5.000%	4/1/20	2,480	2,582
Texas Transportation Commission Revenue	5.000%	10/1/20	500	527
Texas Transportation Commission Revenue	5.000%	4/1/21	835	890
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,111
Texas Transportation Commission Revenue	5.000%	10/1/21	310	334
Texas Transportation Commission Revenue	5.000%	4/1/22	3,630	3,951
Texas Transportation Commission Revenue	5.000%	10/1/22	655	720
Texas Transportation Commission Revenue	5.000%	4/1/24	1,715	1,933
Texas Transportation Commission Revenue	5.000%	10/1/24	165	187
Texas Transportation Commission Revenue	5.000%	10/1/24	140	159
Texas Transportation Commission Revenue	5.000%	4/1/25	270	304
Texas Transportation Commission Revenue	5.000%	10/1/25	485	558
Texas Transportation Commission Revenue	5.000%	10/1/25	500	575
Texas Transportation Commission Revenue	5.000%	10/1/26	495	575
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,136
Texas Transportation Commission Revenue	5.000%	4/1/34	100	111
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,090
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	425	456
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	565	602
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,575	1,675
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	875	947
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	1,400	1,467
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	2,585	2,679
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	86
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	335
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	3,630	1,597
Texas Water Development Board Revenue	5.000%	4/15/25	115	132
Texas Water Development Board Revenue	5.000%	10/15/29	450	509
Texas Water Development Board Revenue	5.000%	4/15/30	1,000	1,165
Texas Water Development Board Revenue	5.000%	10/15/30	195	220

126

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Water Development Board Revenue	5.000%	10/15/31	535	602
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,039
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,041
Texas Water Development Board Revenue	4.000%	10/15/34	1,985	2,047
Texas Water Development Board Revenue	4.000%	10/15/34	1,500	1,549
Texas Water Development Board Revenue	4.000%	10/15/35	4,135	4,234
Texas Water Development Board Revenue	5.000%	10/15/40	1,885	2,073
Texas Water Development Board Revenue	4.000%	10/15/42	1,000	998
Texas Water Development Board Revenue	4.000%	10/15/45	3,065	3,030
Texas Water Development Board Revenue	5.000%	10/15/45	440	482
Texas Water Development Board Revenue	4.000%	10/15/47	2,000	1,966
Texas Water Financial Assistance GO	5.000%	8/1/39	100	102
University of Houston Texas Revenue	4.000%	2/15/24	2,245	2,407
University of Houston Texas Revenue	5.000%	2/15/29	2,250	2,539
University of Houston Texas Revenue	4.000%	2/15/49	1,375	1,375
University of Texas Permanent University
Fund Revenue	5.000%	7/1/24	640	725
University of Texas Permanent University
Fund Revenue	5.000%	7/1/27	235	265
University of Texas Permanent University
Fund Revenue	5.250%	7/1/30	160	192
University of Texas Permanent University
Fund Revenue	4.000%	7/1/41	1,280	1,293
University of Texas Permanent University
Fund Revenue	5.000%	7/1/41	300	328
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/20	110	116
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	155	167
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	305	328
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/22	4,015	4,406
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	285	318
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	100	112
University of Texas System Revenue
Financing System Revenue	5.375%	8/15/23	510	578
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/24	160	182
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/24	1,865	2,116
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	345	396
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	620	712
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	595	684
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/26	2,770	3,212
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/26	2,480	2,876

127

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/43	885	956
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/21 (Prere.)	795	855
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	1,000	993
Ysleta TX Independent School District GO	5.000%	8/15/45	2,560	2,785
Ysleta TX Independent School District GO	5.000%	8/15/47	1,550	1,695
				382,305
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	360	385
University of Utah Revenue	5.000%	8/1/23 (Prere.)	95	106
University of Utah Revenue	5.000%	8/1/23 (Prere.)	565	632
University of Utah Revenue	5.000%	8/1/32	40	44
University of Utah Revenue	4.000%	8/1/33	400	417
Utah GO	5.000%	7/1/19	800	816
Utah GO	5.000%	7/1/20	1,400	1,467
Utah GO	5.000%	7/1/21 (Prere.)	250	268
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	183
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	388
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	125	142
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	204
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	3,900	4,043
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	279
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	296
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	1,250	1,380
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	2,765	2,753
				13,803
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	4.000%	10/1/40	100	100
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	210
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	210
				520
Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/22	140	154
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	533
Fairfax County VA Economic Development
Authority Transportation District
Improvement Revenue (Silver Line Phase I
Project)	5.000%	4/1/20 (Prere.)	3,000	3,122
Fairfax County VA GO	5.000%	10/1/23	780	876
Fairfax County VA GO	4.000%	10/1/27	2,410	2,602
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	406
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	123
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	570

128

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fairfax VA GO	4.000%	1/15/31	120	124
Loudoun County VA GO	5.000%	11/1/19	100	103
Loudoun County VA Sanitation Authority Water
& Sewer Revenue	5.000%	1/1/24	1,460	1,646
Richmond VA GO	3.375%	3/1/41	1,450	1,280
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	121
Richmond VA Public Utility Revenue	5.000%	1/15/28	140	160
University of Virginia Revenue	5.000%	8/1/21	1,000	1,076
University of Virginia Revenue	5.000%	6/1/43	400	438
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25 (Prere.)	1,000	1,146
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,372
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/30	1,100	1,261
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	295	261
Virginia Commonwealth Transportation
Board Revenue	4.500%	5/15/21 (Prere.)	335	354
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	50	53
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	100	107
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	250	278
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	400	447
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	1,500	1,738
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	500	580
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	1,375	1,594
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	100	117
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	200	234
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	200	233
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	727
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/31	1,000	1,135
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	390
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/34	1,785	1,851
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	250	257

129

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	250	256
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/42	4,520	4,572
Virginia GO	5.000%	6/1/19	200	203
Virginia GO	5.000%	6/1/27	180	207
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/24 (4)	2,315	2,579
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/24	2,250	2,551
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/25	300	345
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/27	2,030	2,381
Virginia Public School Authority Revenue	5.000%	8/1/19	230	235
Virginia Public School Authority Revenue	5.000%	8/1/22	445	489
Virginia Public School Authority Revenue	5.000%	8/1/22	80	88
Virginia Public School Authority Revenue	5.000%	8/1/23	705	773
Virginia Public School Authority Revenue	5.000%	8/1/25	505	581
Virginia Public School Authority Revenue	5.000%	8/1/26	310	355
Virginia Public School Authority Revenue	5.000%	8/1/27	500	571
Virginia Public School Authority School
Technology & Security Notes Revenue	4.000%	8/1/19	1,350	1,371
Virginia Small Business Financing Authority
Revenue (Hampton University)	4.000%	10/1/38	300	289
				45,315
Washington (3.4%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	575	650
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	695	784
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	815	911
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	200	223
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,400	1,544
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	1,720	2,112
Energy Northwest Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/25	380	436
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/19	2,315	2,361
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	100	105
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	175	183
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/21	235	252
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/21	1,050	1,126
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/22	1,000	1,094

130

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/30	240	268
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/31	5,855	6,110
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/40	1,290	1,416
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/25	325	367
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/25	100	115
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/26	2,755	2,938
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/27	440	515
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/27	1,390	1,560
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	865	904
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	125	145
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	330	379
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/27	1,835	2,117
King County WA GO	4.000%	7/1/30	4,780	5,052
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	553
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	30	31
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	99
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	37
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	30	32
King County WA Sewer Revenue	4.000%	7/1/33	415	430
King County WA Sewer Revenue	5.000%	7/1/39	1,890	2,055
King County WA Sewer Revenue	4.000%	7/1/45	710	708
King County WA Sewer Revenue	5.000%	1/1/52	405	430
Northwest Energy Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/28	525	570
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/22	470	503
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/33	250	283
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/39	1,000	1,102
Pierce County WA Sewer Revenue	4.000%	8/1/42	55	55
Port of Seattle WA Revenue	5.000%	2/1/30	465	523
Port of Seattle WA Revenue	5.000%	8/1/30	6,000	6,497
Port of Seattle WA Revenue	5.000%	8/1/31	5,100	5,513
Port of Tacoma WA GO	5.000%	12/1/27	2,000	2,311
Seattle WA GO	4.000%	10/1/27	1,230	1,295
Seattle WA GO	4.000%	12/1/27	1,430	1,508
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	100	104
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	16
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	270	288
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	75	78
Seattle WA Municipal Light & Power Revenue	4.000%	1/1/46	6,750	6,716

131

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47	500	493
Seattle WA Water System Revenue	4.000%	7/1/47	750	745
Snohomish County WA School District No. 201
(Edmonds) GO	5.250%	12/1/18 (Prere.)	340	341
Tacoma WA Electric System Revenue	5.000%	1/1/38	4,295	4,647
University of Washington Biomedical Research
Properties Lease Revenue	4.000%	1/1/48	230	228
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	510	522
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	465	487
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	102
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	365	398
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	224
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	1,934
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	642
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	3,335	3,514
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	210	215
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/21	125	134
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	230	252
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	515	564
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/23	340	372
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24	580	632
Washington GO	5.000%	1/1/19 (Prere.)	85	85
Washington GO	5.000%	2/1/19 (Prere.)	60	60
Washington GO	5.000%	7/1/19	1,000	1,020
Washington GO	5.000%	7/1/19	1,625	1,658
Washington GO	5.000%	1/1/20	185	191
Washington GO	4.000%	2/1/20 (Prere.)	250	256
Washington GO	5.000%	7/1/20	500	524
Washington GO	5.000%	7/1/20	345	361
Washington GO	5.000%	7/1/20	110	115
Washington GO	5.000%	7/1/20	1,180	1,236
Washington GO	5.000%	8/1/20 (Prere.)	1,025	1,076
Washington GO	5.000%	1/1/21	150	159
Washington GO	5.250%	2/1/21 (Prere.)	700	748
Washington GO	5.000%	7/1/21	280	300
Washington GO	5.000%	7/1/21	120	129
Washington GO	5.000%	8/1/21	700	752
Washington GO	5.000%	7/1/22	100	109
Washington GO	5.000%	7/1/22	220	236
Washington GO	5.000%	7/1/23	1,170	1,305
Washington GO	5.000%	7/1/23	125	139
Washington GO	5.000%	7/1/23	150	167
Washington GO	5.000%	8/1/23	120	134
Washington GO	5.000%	7/1/24	475	538
Washington GO	5.000%	7/1/24	515	583
Washington GO	5.000%	7/1/24	135	147
Washington GO	5.000%	7/1/24	125	142
Washington GO	4.000%	7/1/25	1,455	1,530

132

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/25	395	430
Washington GO	5.000%	7/1/25	210	239
Washington GO	5.000%	7/1/25	220	253
Washington GO	5.000%	8/1/25	150	172
Washington GO	4.000%	7/1/26	475	485
Washington GO	5.000%	7/1/26	150	173
Washington GO	4.000%	7/1/27	4,170	4,364
Washington GO	5.000%	7/1/28	135	154
Washington GO	5.000%	7/1/28	100	112
Washington GO	3.000%	7/1/29	275	270
Washington GO	5.000%	7/1/30	840	937
Washington GO	5.000%	8/1/30	2,000	2,270
Washington GO	5.000%	8/1/30	75	83
Washington GO	5.000%	7/1/31	130	145
Washington GO	5.000%	7/1/31	2,000	2,225
Washington GO	5.000%	8/1/31	970	1,068
Washington GO	5.000%	8/1/31	310	350
Washington GO	5.000%	7/1/32	150	167
Washington GO	5.000%	7/1/32	225	250
Washington GO	5.000%	7/1/33	275	304
Washington GO	5.000%	7/1/33	525	584
Washington GO	5.000%	8/1/33	100	112
Washington GO	5.000%	8/1/34	130	142
Washington GO	5.000%	8/1/35	1,430	1,518
Washington GO	5.000%	8/1/36	1,100	1,218
Washington GO	5.000%	8/1/37	480	532
Washington GO	5.000%	8/1/37	1,300	1,437
Washington GO	5.000%	2/1/38	1,000	1,090
Washington GO	5.000%	8/1/38	200	218
Washington GO	5.000%	8/1/39	500	552
Washington GO	5.000%	8/1/39	1,520	1,673
Washington GO	5.000%	8/1/40	675	742
Washington GO	5.000%	8/1/43	1,300	1,450
Washington St Convention Center Revenue	5.000%	7/1/48	2,500	2,720
Washington St Convention Center Revenue	5.000%	7/1/48	2,500	2,709
Washington State University General Revenue	5.000%	4/1/40	165	181
				126,879
West Virginia (0.0%)
West Virginia Economic Development
Authority Lottery Revenue	5.000%	6/15/20 (Prere.)	160	167
West Virginia University Revenue	5.000%	10/1/35	1,000	1,078
West Virginia University Revenue	5.000%	10/1/36	115	122
				1,367
Wisconsin (1.1%)
University of Kansas Public Finance Authority
Revenue (Campus Development Corporation)	5.000%	3/1/29	410	457
University of Kansas Public Finance Authority
Revenue (Campus Development Corporation)	5.000%	3/1/35	875	953
Wisconsin Center District Tax revenue	5.250%	12/15/27 (4)	210	236
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	10	10
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	125	127

133

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	1,250	1,274
Wisconsin General Fund Annual Appropriation
Revenue	5.000%	5/1/21	2,000	2,031
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/29	90	92
Wisconsin GO	5.000%	5/1/19 (2)	175	178
Wisconsin GO	6.000%	5/1/19 (Prere.)	550	561
Wisconsin GO	5.000%	5/1/20	100	104
Wisconsin GO	5.000%	11/1/20	2,325	2,455
Wisconsin GO	5.000%	11/1/20	680	718
Wisconsin GO	5.000%	11/1/20	3,000	3,168
Wisconsin GO	5.000%	5/1/21	160	171
Wisconsin GO	5.000%	11/1/21	100	108
Wisconsin GO	5.000%	5/1/22	6,660	7,277
Wisconsin GO	5.000%	11/1/22	250	270
Wisconsin GO	5.000%	5/1/23 (Prere.)	520	579
Wisconsin GO	5.000%	11/1/23	205	230
Wisconsin GO	5.000%	11/1/23	3,075	3,377
Wisconsin GO	5.000%	5/1/24	2,685	2,972
Wisconsin GO	5.000%	11/1/24	1,185	1,350
Wisconsin GO	5.000%	5/1/25	90	98
Wisconsin GO	5.000%	5/1/26	75	85
Wisconsin GO	5.000%	11/1/26	1,555	1,813
Wisconsin GO	5.000%	11/1/28	2,000	2,293
Wisconsin GO	5.000%	5/1/29	1,000	1,100
Wisconsin GO	5.000%	11/1/29	200	228
Wisconsin GO	5.000%	5/1/33	1,750	1,933
Wisconsin GO	4.000%	11/1/34	1,000	1,034
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	288
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	264
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/37	670	728
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	92
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	780	856
Wisconsin Transportation Revenue	5.000%	7/1/22	140	153
Wisconsin Transportation Revenue	5.000%	7/1/29	500	561
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,126
				42,350
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue (Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	250	256
Total Tax-Exempt Municipal Bonds (Cost $3,728,274)				3,651,307

134

Tax-Exempt Bond Index Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
11 Vanguard Municipal Cash Management
Fund (Cost $33,193)	1.620%	331,938	33,194
Total Investments (99.2%) (Costs $3,761,467)			3,684,501

Amount
($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard	193
Receivables for Investment Securities Sold	896
Receivables for Accrued Income	47,780
Receivables for Capital Shares Issued	3,546
Other Assets	5
Total Other Assets	52,420
Liabilities
Payables for Investment Securities Purchased	(23,225)
Payables for Capital Shares Redeemed	(2)
Payables for Distributions	(86)
Payables to Vanguard	(81)
Total Liabilities	(23,394)
Net Assets (100%)	3,713,527

135

Tax-Exempt Bond Index Fund

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	3,787,730
Total Distributable Earnings (Loss)	(74,203)
Net Assets	3,713,527

Investor Shares—Net Assets
Applicable to 534,444 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,349
Net Asset Value Per Share—Investor Shares	$10.01

ETF Shares—Net Assets
Applicable to 70,005,057 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,508,500
Net Asset Value Per Share—ETF Shares	$50.12

Admiral Shares—Net Assets
Applicable to 9,978,799 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	199,678
Net Asset Value Per Share—Admiral Shares	$20.01

• See Note A in Notes to Financial Statements.
1 5.600% coupon rate will be effective August 2033.
2 6.250% coupon rate will be effective August 2028.
3 5.800% coupon rate will be effective October 2024.
4 6.150% coupon rate will be effective October 2024.
5 6.375% coupon rate will be effective August 2030.
6 6.625% coupon rate will be effective July 2030.
7 5.250% coupon rate will be effective July 2032.
8 5.375% coupon rate will be effective July 2032.
9 6.700 % coupon rate will be effective September 2028.
10 6.550% coupon rate will be effective August 2032.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

136

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

137

Tax-Exempt Bond Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1]	70,934
Total Income	70,934
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative—Investor Shares	6
Management and Administrative—ETF Shares	1,564
Management and Administrative—Admiral Shares	119
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	170
Marketing and Distribution—Admiral Shares	14
Custodian Fees	24
Auditing Fees	38
Shareholders’ Reports and Proxy—Investor Shares	1
Shareholders’ Reports and Proxy—ETF Shares	126
Shareholders’ Reports and Proxy—Admiral Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	2,439
Net Investment Income	68,495
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(7,000)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(90,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,454)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $616,000, ($2,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes ($2,437,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

138

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,495	25,060
Realized Net Gain (Loss)	(7,000)	(236)
Change in Unrealized Appreciation (Depreciation)	(90,949)	12,906
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,454)	37,730
Distributions
Net Investment Income
Investor Shares	(101)	(48)
ETF Shares	(59,904)	(20,706)
Admiral Shares	(3,994)	(2,022)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(63,999)	(22,776)
Capital Share Transactions
Investor Shares	1,905	1,269
ETF Shares	1,711,008	1,320,247
Admiral Shares	71,556	64,227
Net Increase (Decrease) from Capital Share Transactions	1,784,469	1,385,743
Total Increase (Decrease)	1,691,016	1,400,697
Net Assets
Beginning of Period	2,022,511	621,814
End of Period	3,713,527	2,022,511

See accompanying Notes, which are an integral part of the Financial Statements.

139

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares

				Aug. 21,
				2015[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.32	$10.33	$10.05	$10.00
Investment Operations
Net Investment Income	. 223 [2]	.197[2]	.149	.034
Net Realized and Unrealized Gain (Loss) on Investments [3]	(.317)	(.019)	.280	.048
Total from Investment Operations	(.094)	.178	.429	.082
Distributions
Dividends from Net Investment Income	(. 216)	(.188)	(.149)	(. 032)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 216)	(.188)	(.149)	(. 032)
Net Asset Value, End of Period	$10.01	$10.32	$10.33	$10.05

Total Return[4]	-0.93%	1.76%	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$4	$2	$5
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.19%	1.94%	1.61%	1.88%[5]
Portfolio Turnover Rate [6]	22%	18%	8%	1%

1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.00, $.01, $.00, and $.06.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

140

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares

				Aug. 21,
				2015[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$51.65	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	1.161[2]	1.045[2]	.810	.170
Net Realized and Unrealized Gain (Loss) on Investments [3]	(1.595)	(.090)	1.343	.255
Total from Investment Operations	(.434)	.955	2.153	.425
Distributions
Dividends from Net Investment Income	(1.096)	(.975)	(.813)	(.095)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.096)	(.975)	(.813)	(.095)
Net Asset Value, End of Period	$50.12	$51.65	$51.67	$50.33

Total Return	-0.85%	1.89%	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,509	$1,885	$550	$60
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.28%	2.04%	1.71%	1.96%[4]
Portfolio Turnover Rate [5]	22%	18%	8%	1%

1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.00, $.02, $.02, and $.00.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

141

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares

				Aug. 25,
				2015[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.63	$20.65	$20.10	$19.98
Investment Operations
Net Investment Income	. 461[2]	.415[2]	.324	.066
Net Realized and Unrealized Gain (Loss) on Investments [3]	(. 633)	(. 039)	. 550.120
Total from Investment Operations	(.172)	.376	.874	.186
Distributions
Dividends from Net Investment Income	(. 448)	(. 396)	(. 324)	(. 066)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 448)	(. 396)	(. 324)	(. 066)
Net Asset Value, End of Period	$20.01	$20.63	$20.65	$20.10

Total Return[4]	-0.84%	1.86%	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$134	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%[5]
Ratio of Net Investment Income to Average Net Assets	2.27%	2.04%	1.71%	1.96%[5]
Portfolio Turnover Rate [6]	22%	18%	8%	1%

1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.00, $.01, $.01, and $.00.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

142

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

143

Tax-Exempt Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $193,000, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

144

Tax-Exempt Bond Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,651,307	—
Temporary Cash Investments	33,194	—	—
Total	33,194	3,651,307	—

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	(2,437)
Total Distributable Earnings (Loss)	2,437

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	7,717
Undistributed Long-term Gains	—
Capital Loss Carryforwards (Non-expiring)	(4,798)
Net Unrealized Gains (Losses)	(76,966)

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,761,467
Gross Unrealized Appreciation	1,523
Gross Unrealized Depreciation	(78,489)
Net Unrealized Appreciation (Depreciation)	(76,966)

145

Tax-Exempt Bond Index Fund

E. During the year ended October 31, 2018, the fund purchased $2,536,219,000 of investment securities and sold $742,582,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,613,243,000 and $101,080,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	4,953	485	3,083	300
Issued in Lieu of Cash Distributions	86	8	37	4
Redeemed	(3,134)	(306)	(1,851)	(181)
Net Increase (Decrease)—Investor Shares	1,905	187	1,269	123
ETF Shares
Issued[1]	1,826,481	35,804	1,361,141	26,650
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(115,473)	(2,300)	(40,894)	(800)
Net Increase (Decrease)—ETF Shares	1,711,008	33,504	1,320,247	25,850
Admiral Shares
Issued[1]	118,420	5,798	88,668	4,343
Issued in Lieu of Cash Distributions	3,218	159	1,656	81
Redeemed	(50,082)	(2,465)	(26,097)	(1,286)
Net Increase (Decrease)—Admiral Shares	71,556	3,492	64,227	3,138

1 Includes purchase fees for fiscal 2018 and 2017 of $306,000 and $236,000, respectively (fund totals).

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

146

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

147

Special 2018 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

148

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

149

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,003.19	$0.76
ETF Shares	1,000.00	1,003.14	0.35
Admiral Shares	1,000.00	1,003.04	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.07% for ETF Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

150

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14910 122018

Annual Report | October 31, 2018

Vanguard Municipal Money Market Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2018, Vanguard Municipal Money Market Fund returned 1.21%, exceeding the 0.89% average return of its tax-exempt money market peers.

• The Federal Reserve raised its target for the federal funds rate four times during the period, ending at a range of 2%–2.5%. If the Fed continues to raise rates, the short end of the curve is likely to eventually provide a higher yield to money market investors.

• We made tactical moves based on the market volatility caused by federal tax legislation in late 2017 and favored variable-rate demand notes over similar securities with fixed rates. Those strategies added incremental value.

• Your fund’s portfolio is diversified among multiple states. We continue to monitor areas where fiscal woes could pressure bond prices.

Total Returns: Fiscal Year Ended October 31, 2018
		Taxable-
	7-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield¹	Return	Return	Return
Vanguard Municipal Money Market Fund	1.52%	2.57%	1.21%	0.00%	1.21%
Tax-Exempt Money Market Funds Average ²					0.89

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 40.8%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended October 31, 2018
Average
Annual Return
Municipal Money Market Fund	0.30%
Tax-Exempt Money Market Funds Average	0.16

Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Municipal Money Market Fund	0.15%	0.41%

The fund expense ratio shown is from the prospectus dated February 23, 2018, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the fund’s expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer Group: Tax-Exempt Money Market Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley
President and Chief Executive Officer
November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

4

Advisor’s Report

For the 12 months ended October 31, 2018, Vanguard Municipal Money Market Fund returned 1.21%, exceeding the 0.89% return of its tax-exempt money market peers.

Please note that as of October 31, 2018, your fund owned securities that would generate income distributions subject to the alternative minimum tax.

Investment environment

Macroeconomic fundamentals were supportive throughout the fiscal year. The U.S. economy continued to expand at a robust pace, boosted by tax cuts and more government spending on top of solid business investment and consumer spending. The unemployment rate dropped to 3.7%, an almost 50-year low. Job creation averaged well over 200,000 per month. While that resulted in some modest upward pressure on wages, inflation, as measured by the U.S. core personal consumption expenditures (PCE) price index, moved up only modestly to near the Federal Reserve’s target of 2%.

Acknowledging the health of the economy, the Fed moved further down the path of monetary policy normalization. The pace of shrinking its holdings in Treasuries and mortgage-backed securities amassed in the wake of the global financial crisis accelerated from $20 billion per month in October 2017 to $50 billion per month at the close of the fund’s fiscal year. The Fed also raised the federal funds target rate by a quarter percentage point in December, March, June, and September, putting it at 2%–2.25%.

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	October 31,
Maturity	2017	2018
2 years	1.09%	2.08%
5 years	1.42	2.32
10 years	2.01	2.76
30 years	2.83	3.44
Source: Vanguard.

5

Even with this robust macroeconomic backdrop, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised fears that the Fed might start hiking rates more aggressively.

Market volatility spiked again in October. Stocks dropped sharply and bond yields rose amid an intensification of trade tensions with China, and some large corporations signaled that earnings growth might have peaked. The possibility of more aggressive monetary tightening was again a concern, fueled in part by comments from Fed Chairman Jerome Powell about the strength of the economy and how much higher rates might go.

The muni market also had to contend with new federal tax laws passed in December 2017. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. There was also worry—which ended up being unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports.

With municipalities rushing to issue both advance refunding and private activity bonds ahead of the law’s passage, supply was more than three times higher in December 2017 than it had been a year earlier. It’s been lower than usual since then.

The reduction in the statutory federal corporate tax rate to 21% also affected demand for munis. Their tax-equivalent yields became a little less attractive to nontraditional buyers such as banks and insurance companies. However, that resulted in municipalities beginning to structure issuance geared more toward traditional buyers, which boosted usable supply for retail investors and mutual funds. In addition, a cap on deductions for state and local taxes and mortgage interest payments may make munis a little more attractive for investors in states with high taxes and expensive real estate markets. Those forces contributed to supply and demand being fairly well-matched this fiscal year.

Early volatility aside, muni bond yields largely took their cues from the Treasury market, where yields across the maturity spectrum ended higher. The 2-year U.S. Treasury note climbed 127 basis points to 2.87%, its highest level in more than a decade. The yield of the bellwether 10-year Treasury note rose 76 basis points to 3.14%. (A basis point is one one-hundredth of a percentage point.)

Management of the fund

As noted, the passage of new federal tax legislation temporarily disrupted the supply-and-demand dynamics in the muni bond market. We made tactical moves as an increase in new issuance and volatility translated into attractive yields on the short end of the curve relative to taxable money market options. Those decisions added incremental value.

6

We maintained our view that interest rates would rise in the near to medium term. We increased the fund’s exposure to variable-rate demand notes, which reset at certain periods in the very near future at the prevailing interest rate. The fund’s weighted average maturity increased modestly from recent periods. Given our expectation for the number of Fed interest rate hikes over the course of the year, if break-even interest rates look attractive, we will seek opportunities to extend the portfolio’s maturity.

Your fund’s portfolio is diversified among issues in multiple states. Although state finances in general have been in decent shape, we continue to monitor the situation in areas where fiscal woes could pressure bond prices.

Outlook

In the absence of any external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019—based on the front-loaded effects of tax cuts and increased government spending on top of solid fundamentals—before dropping back toward 2%. That growth, along with some upward pressure on wages from the tight labor market, may push up the U.S. core PCE price index through the first part of 2019. The Fed is likely to keep raising rates and trimming the amount of Treasuries and mortgage-backed securities on its balance sheet this year and into 2019.

We regard this bounce as cyclical, however, and still expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-run growth and inflation.

We may see more bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Other potential volatility triggers we’ll be watching include an intensification of trade disputes, flare-ups in geopolitical tensions, Brexit uncertainty, and government spending in Italy.

We anticipate a convergence in global monetary policy, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the fund’s performance whatever the markets may bring.

Paul M. Malloy, CFA,

Principal, Head of Municipal Bond Group Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds Vanguard Fixed Income Group November 21, 2018

7

Municipal Money Market Fund

Fund Profile
As of October 31, 2018

Financial Attributes
Ticker Symbol	VMSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	1.52%
Average Weighted
Maturity	44 days

Largest Area Concentrations
New York	13.4%
Texas	12.4
Illinois	5.0
Wisconsin	4.5
Florida	4.1
Massachusetts	4.0
Ohio	3.3
Tennessee	2.8
Colorado	2.5
Washington	2.4
Top Ten	54.4%

1 The expense ratio shown is from the prospectus dated February 23, 2018, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratio was 0.15%.

8

Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

	Average Annual Total Returns
	Periods Ended October 31, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Municipal Money Market Fund	1.21%	0.43%	0.30%	$10,305
Tax-Exempt Money Market Funds
Average	0.89	0.27	0.16	10,161

Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

.

See Financial Highlights for dividend information.

9

Municipal Money Market Fund

Fiscal-Year Total Returns (%): October 31, 2008, Through October 31, 2018
		Tax-Exempt
		Money Mkt
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2009	0.60%	0.27%
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015	0.01	0.01
2016	0.25	0.07
2017	0.66	0.35
2018	1.21	0.89
7-day SEC yield (10/31/2018): 1.52%
1 Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Municipal Money Market Fund	6/10/1980	1.15%	0.40%	0.32%

10

Municipal Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (1.4%)
1 Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue TOB VRDO	1.630%	11/7/18	5,000	5,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	27,350	27,350
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	9,200	9,200
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	102,450	102,450
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	23,700	23,700
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	3,600	3,600
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	24,000	24,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.630%	11/7/18 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	1.640%	11/7/18 LOC	6,000	6,000
				241,300
Alaska (0.0%)
Alaska Student Loan Corp. Education Loan
Revenue VRDO	1.630%	11/7/18 LOC	4,555	4,555

11

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Arizona (0.8%)
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	1.630%	11/7/18	21,000	21,000
1	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue
	(Banner Health Obligated Group) TOB VRDO	1.620%	11/7/18	5,730	5,730
	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue
	(Banner Health Obligated Group) VRDO	1.620%	11/7/18	50,200	50,200
[1,2]	Mesa AZ Utility System Revenue TOB PUT	1.750%	12/13/18	11,910	11,910
1	Phoenix AZ Civic Improvement Corp.
	Water System Revenue TOB VRDO	1.630%	11/7/18 (Prere.)	5,000	5,000
1	Phoenix AZ Civic Improvement Corp.
	Water System Revenue TOB VRDO	1.630%	11/7/18 (Prere.)	7,715	7,715
[1,2]	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB PUT	1.750%	11/8/18	16,000	16,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	1.630%	11/7/18	5,650	5,650
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	1.630%	11/7/18	4,000	4,000
1	Tempe AZ Union High School District
	No. 213 GO TOB VRDO	1.630%	11/7/18	6,840	6,840
1	University of Arizona Revenue TOB VRDO	1.630%	11/7/18	6,715	6,715
					140,760
California (1.1%)
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.610%	11/7/18	7,700	7,700
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.610%	11/7/18	5,000	5,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.620%	11/7/18	3,660	3,660
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	1.620%	11/7/18	1,350	1,350
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) CP	1.920%	4/2/19	10,000	10,000
1	Foothill-De Anza CA Community College
	District GO TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	1.620%	11/7/18	4,395	4,395
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.690%	11/7/18 LOC	20,000	20,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.750%	11/7/18 LOC	59,500	59,500
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.750%	11/7/18 LOC	10,000	10,000
	Otay CA Water District (Capital Project)
	COP VRDO	1.700%	11/7/18 LOC	3,210	3,210
1	Regents of the University of California
	Revenue TOB VRDO	1.630%	11/7/18	14,270	14,270

12

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Regents of the University of California
Revenue TOB VRDO	1.630%	11/7/18	7,600	7,600
1 San Diego CA Community College District
GO TOB VRDO	1.650%	11/7/18 (Prere.)	1,165	1,165
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	1.600%	11/7/18 (Prere.)	6,105	6,105
San Francisco CA City & County International
Airport Revenue CP	1.790%	1/15/19 LOC	22,500	22,500
1 San Mateo County CA Community College
District GO TOB VRDO	1.630%	11/7/18	8,810	8,810
1 West Valley-Mission CA Community College
District GO TOB VRDO	1.630%	11/7/18	8,500	8,500
				201,265
Colorado (2.5%)
1 Adams CO 12 Five Star Schools
GO TOB VRDO	1.630%	11/7/18 LOC	12,500	12,500
1 Adams County CO COP TOB VRDO	1.650%	11/7/18	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue
TOB VRDO	1.650%	11/7/18	9,750	9,750
1 Boulder Larimer & Weld Counties CO
St. Vrain Valley School District
GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
Colorado General Fund Revenue	4.000%	6/26/19	50,500	51,194
1 Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/
Sunbelt Obligated Group) TOB VRDO	1.630%	11/7/18	12,690	12,690
1 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) TOB VRDO	1.630%	11/7/18	1,950	1,950
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	1.630%	11/7/18	6,750	6,750
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	1.630%	11/7/18	13,635	13,635
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	1.630%	11/7/18	20,295	20,295
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	1.640%	11/7/18	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	1.580%	11/7/18	25,110	25,110
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	1.590%	11/7/18	7,315	7,315
Colorado Housing & Finance Authority
Multi-Family Mortgage Revenue VRDO	1.610%	11/7/18	3,135	3,135
Colorado Housing & Finance Authority
Multi-Family Mortgage Revenue VRDO	1.610%	11/7/18	4,310	4,310
Colorado Housing & Finance Authority
Single Family Mortgage Revenue VRDO	1.610%	11/7/18	5,000	5,000

13

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.620%	11/7/18	4,695	4,695
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	18,600	18,600
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	1,800	1,800
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	5,900	5,900
1	Colorado Springs CO Utility System Revenue
	TOB VRDO	1.630%	11/7/18	9,810	9,810
1	Denver CO City & County Airport Revenue
	TOB VRDO	1.670%	11/7/18 LOC	23,995	23,995
1	Denver CO City & County Airport System
	Revenue TOB VRDO	1.730%	11/7/18 LOC	3,250	3,250
[1,2]	Denver CO City & County Board of Water
	Commissioners Water Revenue TOB PUT	1.750%	12/6/18	6,715	6,715
1	Denver CO City & County CP TOB VRDO	1.700%	11/7/18	4,930	4,930
1	Denver CO City & County Dedicated Tax
	Revenue TOB VRDO	1.630%	11/7/18	5,000	5,000
1	Denver CO Wastewater Management Division
	Department of Public Works Revenue
	TOB VRDO	1.650%	11/1/18	21,100	21,100
[1,2]	University of Colorado Hospital Authority
	Revenue TOB PUT	1.750%	12/20/18	11,040	11,040
1	University of Colorado Hospital Authority
	Revenue TOB VRDO	1.630%	11/7/18	80,705	80,705
	University of Colorado Hospital Authority
	Revenue VRDO	1.610%	11/7/18	6,745	6,745
	University of Colorado Hospital Authority
	Revenue VRDO	1.610%	11/7/18	22,210	22,210
	University of Colorado Hospital Authority
	Revenue VRDO	1.610%	11/7/18	25,000	25,000
					444,129
Connecticut (0.3%)
1	Connecticut GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	Connecticut GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	1.630%	11/7/18	3,200	3,200
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	1.630%	11/7/18	8,000	8,000
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	1.600%	11/7/18	5,500	5,500
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	1.600%	11/7/18	10,000	10,000
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	1.600%	11/7/18	6,875	6,875
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	1.650%	11/7/18	7,900	7,900
					51,475

14

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Delaware (0.1%)
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	1.610%	11/7/18 LOC	12,910	12,910

District of Columbia (1.3%)
[1,2]	District of Columbia GO TOB PUT	1.750%	11/29/18	4,000	4,000
1	District of Columbia GO TOB VRDO	1.630%	11/7/18 LOC	7,500	7,500
1	District of Columbia GO TOB VRDO	1.630%	11/7/18 LOC	45,200	45,200
1	District of Columbia GO TOB VRDO	1.750%	11/1/18	8,360	8,360
1	District of Columbia Income Tax Revenue
	TOB VRDO	1.630%	11/7/18	7,855	7,855
1	District of Columbia Income Tax Revenue
	TOB VRDO	1.630%	11/7/18	11,250	11,250
	District of Columbia Revenue
	(The Pew Charitable Trust) VRDO	1.600%	11/7/18 LOC	7,845	7,845
[1,2]	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB PUT	1.750%	11/29/18	9,740	9,740
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.630%	11/7/18	6,650	6,650
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.630%	11/7/18	3,750	3,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.630%	11/7/18	6,190	6,190
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	1.630%	11/7/18	11,870	11,870
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	1.600%	11/7/18	10,000	10,000
1	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue
	TOB VRDO	1.680%	11/7/18	5,700	5,700
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	1.630%	11/7/18 LOC	51,375	51,375
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	1.730%	11/23/18 LOC	15,000	15,000
	Metropolitan Washington DC/VA Airports
	Authority Revenue VRDO	1.650%	11/7/18 LOC	20,000	20,000
					232,285
Florida (4.1%)
1	Broward County FL Airport System Revenue
	TOB VRDO	1.630%	11/7/18 LOC	31,335	31,335
[1,2]	Clearwater FL Water & Sewer Revenue
	TOB PUT	1.750%	11/29/18	6,500	6,500
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.750%	11/1/18	4,510	4,510
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.750%	12/13/18	5,000	5,000
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.750%	12/20/18	3,640	3,640
1	Florida Department of Management Services
	COP TOB VRDO	1.630%	11/7/18	6,960	6,960
[1,2]	Florida Department of Transportation
	GO TOB PUT	1.750%	12/13/18	22,000	22,000

15

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Florida Department of Transportation
	GO TOB VRDO	1.630%	11/7/18	3,815	3,815
1	Florida Housing Finance Corp. TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Florida Housing Finance Corp. TOB VRDO	1.630%	11/7/18	7,000	7,000
1	Florida Housing Finance Corp. TOB VRDO	1.630%	11/7/18	5,000	5,000
1	Florida Turnpike Authority Revenue TOB PUT	1.750%	11/1/18	10,825	10,825
[1,2]	Gainesville FL Utilities System Revenue
	TOB PUT	1.750%	11/8/18	27,085	27,085
[1,2]	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB PUT	1.850%	4/1/19 LOC	5,000	5,000
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	1.630%	11/7/18	12,000	12,000
	Halifax Hospital Medical Center Florida
	Hospital Revenue VRDO	1.640%	11/7/18 LOC	1,900	1,900
[1,2]	Hillsborough FL Solid Waste & Resource
	Recovery Revenue TOB PUT	1.800%	3/1/19 LOC	5,000	5,000
1	Miami Beach FL Resort Tax Revenue
	TOB VRDO	1.640%	11/7/18	10,000	10,000
1	Miami Beach FL Resort Tax Revenue
	TOB VRDO	1.650%	11/7/18	3,750	3,750
1	Miami Beach FL Resort Tax Revenue
	TOB VRDO	1.650%	11/7/18	6,665	6,665
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	1.620%	11/7/18	9,940	9,940
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	1.630%	11/7/18 LOC	22,315	22,315
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	1.630%	11/7/18	10,530	10,530
1	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)
	TOB VRDO	1.640%	11/7/18 LOC	4,000	4,000
1	Miami-Dade County FL School Board
	COP TOB VRDO	1.680%	11/7/18 (Prere.)	20,000	20,000
	Miami-Dade County FL Seaport A1 CP	1.900%	1/2/19 LOC	10,000	10,000
	Miami-Dade County FL Seaport Revenue
	VRDO	1.600%	11/7/18 LOC	67,320	67,320
	Miami-Dade County FL Seaport Revenue
	VRDO	1.630%	11/7/18 LOC	19,150	19,150
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	1.640%	11/7/18	7,600	7,600
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional
	Healthcare System) VRDO	1.620%	11/7/18 LOC	4,010	4,010
1	Orange County FL Sales Tax Revenue
	TOB VRDO	1.630%	11/7/18	10,230	10,230
1	Orange County FL School Board
	COP TOB VRDO	1.670%	11/7/18 (Prere.)	19,070	19,070
1	Orange County FL Tourist Development
	Revenue TOB VRDO	1.630%	11/7/18	16,665	16,665
1	Orlando & Orange County FL Expressway
	Authority Revenue TOB VRDO	1.630%	11/7/18 LOC	41,680	41,680
	Orlando FL Utility Commission Utility System
	Revenue VRDO	1.600%	11/7/18	36,095	36,095

16

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Orlando FL Utility Commission Utility System
	Revenue VRDO	1.600%	11/7/18	31,925	31,925
	Orlando FL Utility Commission Utility System
	Revenue VRDO	1.620%	11/7/18	6,200	6,200
	Palm Beach County FL Revenue (Community
	Foundation Palm Beach Project) VRDO	1.610%	11/7/18 LOC	4,800	4,800
1	Palm Beach County FL School Board
	COP TOB VRDO	1.630%	11/7/18	6,590	6,590
	Palm Beach County FL School District TAN	3.000%	8/30/19	98,250	99,066
	Pinellas County School Board Revenue TAN	3.000%	6/28/19	41,250	41,533
1	Reedy Creek FL Improvement District
	GO TOB VRDO	1.630%	11/7/18 LOC	7,600	7,600
1	Tallahassee Memorial HealthCare Inc.
	TOB VRDO	1.720%	11/7/18 LOC	21,000	21,000
1	Tampa Bay FL Water Utility System Revenue
	TOB VRDO	1.630%	11/7/18	8,960	8,960
	Tampa FL Health System Revenue
	(BayCare Health System)	1.900%	5/29/19	13,500	13,500
1	Tampa FL Health System Revenue
	TOB VRDO	1.630%	11/7/18	4,800	4,800
					730,064
Georgia (2.2%)
1	Atlanta GA GO TOB VRDO	1.630%	11/7/18 LOC	10,000	10,000
1	Atlanta GA Water & Wastewater Revenue
	TOB VRDO	1.630%	11/7/18	27,855	27,855
1	Burke County GA Development Authority
	Pollution Control Revenue (Oglethorpe
	Power Corp. Vogtle Project) TOB VRDO	1.660%	11/7/18 LOC	27,000	27,000
1	Burke County GA Development Authority
	Pollution Control Revenue (Oglethorpe
	Power Corp. Vogtle Project) TOB VRDO	1.660%	11/7/18 LOC	12,335	12,335
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	1.600%	11/7/18 LOC	7,100	7,100
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	1.600%	11/7/18 LOC	25,000	25,000
1	Dalton Whitfield County GA Development
	Authority Revenue (Hamilton Health Care
	System) TOB VRDO	1.640%	11/7/18	18,805	18,805
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	1.630%	11/7/18	11,990	11,990
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	1.650%	11/7/18	9,600	9,600
1	DeKalb GA Water & Sewerage Revenue
	TOB VRDO	1.630%	11/7/18 (4)	4,800	4,800
1	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	1.630%	11/7/18 (Prere.)	16,635	16,635
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project)
	VRDO	1.640%	11/7/18 LOC	51,200	51,200
	Georgia GO	5.000%	2/1/19	2,085	2,101
[1,2]	Metropolitan Atlanta Rapid Transportation
	Authority Georgia Sales Tax Revenue
	TOB PUT	1.750%	11/15/18	12,015	12,015

17

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	1.750%	12/20/18 LOC	24,112	24,112
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	1.750%	12/20/18 LOC	24,112	24,112
	Municipal Electric Authority Georgia Revenue
	(Project One) VRDO	1.780%	11/7/18 LOC	33,885	33,885
	Private Colleges & Universities Authority
	GA VRDO	1.790%	1/23/19	40,000	40,000
	Private Colleges & Universities Authority
	GA VRDO	1.830%	2/7/19	20,011	20,011
1	Private Colleges & University Authority of
	Georgia Revenue (Emory University)
	TOB VRDO	1.630%	11/7/18	5,635	5,635
					384,191
Hawaii (0.5%)
	Hawaii Department of Budget & Finance
	Special Purpose Revenue (Queens Health
	System) PUT	2.050%	5/29/19	37,645	37,645
	Hawaii Department of Budget & Finance
	Special Purpose Revenue (Queens Health
	System) PUT	2.050%	5/29/19	17,445	17,445
	Hawaii GO	5.000%	11/1/18	16,155	16,155
[1,2]	Hawaii GO TOB PUT	1.750%	1/17/19	9,260	9,260
1	Honolulu HI City & County GO TOB VRDO	1.630%	11/7/18 LOC	7,350	7,350
					87,855
Idaho (0.2%)
	Idaho Building Authority Revenue
	(Prison Facilities Project) VRDO	1.600%	11/7/18	24,965	24,965
1	Idaho Building Authority Revenue
	(State Office Campus Project) TOB VRDO	1.650%	11/7/18	4,310	4,310
	Idaho TAN	4.000%	6/28/19	6,450	6,535
					35,810
Illinois (5.0%)
	Channahon IL Revenue (Morris Hospital) VRDO	1.600%	11/7/18 LOC	3,985	3,985
	Channahon IL Revenue (Morris Hospital) VRDO	1.600%	11/7/18 LOC	6,215	6,215
	Channahon IL Revenue (Morris Hospital) VRDO	1.600%	11/7/18 LOC	3,460	3,460
	Channahon IL Revenue (Morris Hospital) VRDO	1.600%	11/7/18 LOC	4,375	4,375
	Channahon IL Revenue (Morris Hospital) VRDO	1.600%	11/7/18 LOC	3,290	3,290
1	Chicago IL Metropolitan Water Reclamation
	District GO TOB VRDO	1.680%	11/7/18	12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	1.650%	11/7/18 LOC	34,275	34,275
1	Chicago IL O’Hare International Airport
	Revenue TOB VRDO	1.700%	11/7/18 LOC	4,170	4,170
	Du Page County IL Revenue
	(Morton Arboretum) VRDO	1.600%	11/7/18 LOC	26,100	26,100
	Illinois Development Finance Authority
	Revenue (American College of Surgeons)
	VRDO	1.590%	11/7/18 LOC	16,500	16,500
	Illinois Development Finance Authority
	Revenue (Chicago Horticultural Society)
	VRDO	1.620%	11/7/18 LOC	16,000	16,000
	Illinois Educational Facilities Authority
	(Pooled Financing Program) CP	1.740%	11/2/18 LOC	18,491	18,491

18

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Illinois Educational Facilities Authority
Revenue (University of Chicago) TOB VRDO	1.630%	11/7/18	5,200	5,200
Illinois Educational Facilities Authority
Revenue (University of Chicago) VRDO	1.580%	11/7/18	14,140	14,140
Illinois Finance Authority Revenue
(Advocate Health Care Network) PUT	1.900%	5/29/19	6,500	6,500
1 Illinois Finance Authority Revenue
(Advocate Health Care Network) TOB VRDO	1.630%	11/7/18	2,250	2,250
1 Illinois Finance Authority Revenue
(Advocate Health Care Network) TOB VRDO	1.630%	11/7/18	11,760	11,760
1 Illinois Finance Authority Revenue
(Advocate Health Care Network) TOB VRDO	1.630%	11/7/18	8,000	8,000
1 Illinois Finance Authority Revenue
(Ann & Robert H. Lurie Children’s Hospital
of Chicago) TOB VRDO	1.630%	11/7/18	10,000	10,000
Illinois Finance Authority Revenue
(Carle Foundation) VRDO	1.580%	11/7/18 LOC	10,200	10,200
Illinois Finance Authority Revenue
(Chicago Horticulture Project) VRDO	1.620%	11/7/18 LOC	24,000	24,000
Illinois Finance Authority Revenue
(Evangelical Project) VRDO	1.600%	11/7/18 LOC	7,830	7,830
Illinois Finance Authority Revenue
(Illinois College) VRDO	1.580%	11/7/18 LOC	5,050	5,050
1 Illinois Finance Authority Revenue
(NorthShore University Health System)
TOB VRDO	1.630%	11/7/18	6,375	6,375
Illinois Finance Authority Revenue
(Northwest Community Hospital) VRDO	1.610%	11/7/18 LOC	10,585	10,585
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	1.630%	11/7/18	33,585	33,585
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	1.630%	11/7/18	9,000	9,000
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	1.630%	11/7/18	8,990	8,990
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.670%	11/1/18	13,200	13,200
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.640%	11/7/18	32,610	32,610
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.640%	11/7/18	17,315	17,315
1 Illinois Finance Authority Revenue
(University of Chicago Medical Center)
TOB VRDO	1.630%	11/7/18 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue
(University of Chicago) TOB VRDO	1.630%	11/7/18	6,665	6,665
1 Illinois Finance Authority Revenue
(University of Chicago) TOB VRDO	1.630%	11/7/18	6,400	6,400
1 Illinois Finance Authority Revenue
(University of Chicago) TOB VRDO	1.650%	11/7/18 (Prere.)	30,825	30,825
Illinois Finance Authority Revenue
(University of Chicago) VRDO	1.580%	11/7/18	13,205	13,205

19

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	1.610%	11/7/18	14,475	14,475
Illinois Housing Development Authority
Revenue (Lakeshore Plaza) VRDO	1.640%	11/7/18	19,860	19,860
Illinois Housing Development Authority
Revenue (Larkin Village) VRDO	1.680%	11/7/18	10,930	10,930
1 Illinois Housing Development Authority
Revenue TOB VRDO	1.630%	11/7/18	6,790	6,790
1 Illinois Toll Highway Authority Revenue
TOB VRDO	1.630%	11/7/18 LOC	71,155	71,155
1 Illinois Toll Highway Authority Revenue
TOB VRDO	1.650%	11/7/18	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	1.600%	11/7/18 LOC	40,550	40,550
Illinois Toll Highway Authority Revenue VRDO	1.600%	11/7/18 LOC	101,885	101,885
Illinois Toll Highway Authority Revenue VRDO	1.600%	11/7/18	21,625	21,625
Illinois Toll Highway Authority Revenue VRDO	1.620%	11/7/18 LOC	5,000	5,000
Illinois Toll Highway Authority Revenue VRDO	1.620%	11/7/18	50,340	50,340
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	1.630%	11/7/18	10,210	10,210
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	1.700%	11/7/18	30,565	30,565
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	1.610%	11/7/18 LOC	5,940	5,940
1 Northwestern Memorial Healthcare Obligated
Group TOB VRDO	1.630%	11/7/18	5,600	5,600
1 Will County IL GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1 Will County IL GO TOB VRDO	1.630%	11/7/18	20,280	20,280
				876,051
Indiana (0.8%)
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	1.630%	11/7/18 LOC	33,140	33,140
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) TOB VRDO	1.640%	11/7/18	2,500	2,500
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	1.650%	11/7/18	12,000	12,000
Indiana Finance Authority Hospital Revenue
(Indiana University Health) VRDO	1.580%	11/7/18 LOC	13,885	13,885
Indiana Financial Authority Revenue	1.720%	11/1/18	50,000	50,000
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	1.610%	11/7/18	3,200	3,200
1 Indianapolis IN Local Public Improvement
Bond Bank Revenue TOB VRDO	1.800%	11/7/18	13,360	13,360
Rockport IN Pollution Control Revenue
(AEP Generating Company Project) VRDO	1.600%	11/7/18 LOC	14,925	14,925
				143,010
Iowa (0.3%)
Iowa Finance Authority Revenue
(Trinity Health) VRDO	1.590%	11/7/18	11,215	11,215
Iowa Finance Authority Single Family
Mortgage Revenue VRDO	1.600%	11/7/18	6,000	6,000

20

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Iowa Finance Authority Single Family
	Mortgage Revenue VRDO	1.600%	11/7/18	20,000	20,000
1	Iowa Special Obligation Revenue
	(Ijobs Program) TOB VRDO	1.680%	11/7/18 (Prere.)	8,500	8,500
					45,715
Kansas (0.3%)
[1,2]	Johnson County KS Water District Revenue
	TOB PUT	1.750%	11/8/18	12,435	12,435
1	Kansas Department of Transportation Highway
	Revenue TOB VRDO	1.630%	11/7/18	6,400	6,400
1	Kansas Development Finance Authority
	Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group) TOB VRDO	1.630%	11/7/18	7,425	7,425
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	1.620%	11/7/18	10,100	10,100
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	1.630%	11/7/18 LOC	7,500	7,500
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	1.730%	11/7/18	12,400	12,400
					56,260
Kentucky (0.5%)
1	Kentucky Infrastructure Authority Wastewater
	& Drinking Water Revenue TOB VRDO	1.620%	11/7/18	6,945	6,945
1	Kentucky Infrastructure Authority Wastewater
	& Drinking Water Revenue TOB VRDO	1.630%	11/7/18	7,190	7,190
1	Louisville & Jefferson County KY Metropolitan
	Government Parking Revenue TOB VRDO	1.630%	11/7/18 (Prere.)	6,130	6,130
3	Louisville & Jefferson County KY Metropolitan
	Sewer & Drain System Revenue	4.000%	11/1/19	50,000	50,920
[1,2]	Louisville & Jefferson County KY Metropolitan
	Sewer & Drain System Revenue TOB PUT	1.750%	1/10/19	11,190	11,190
					82,375
Louisiana (1.1%)
	East Baton Rouge Parish LA Industrial
	Development Board Revenue
	(ExxonMobil Project) VRDO	1.690%	11/1/18	4,900	4,900
1	Louisiana Gasoline & Fuel Tax Revenue
	TOB VRDO	1.630%	11/7/18	8,250	8,250
1	Louisiana Gasoline & Fuel Tax Revenue
	TOB VRDO	1.630%	11/7/18	5,415	5,415
1	Louisiana GO TOB VRDO	1.630%	11/7/18 LOC	10,000	10,000
	St. James Parish LA Revenue
	(NuStar Logistics LP Project) VRDO	1.640%	11/7/18 LOC	34,300	34,300
	St. James Parish LA Revenue
	(Nustar Logistics LP Project) VRDO	1.640%	11/7/18 LOC	31,200	31,200
	St. James Parish LA Revenue
	(NuStar Logistics LP Project) VRDO	1.650%	11/7/18 LOC	55,440	55,440
	St. James Parish LA Revenue
	(NuStar Logistics LP Project) VRDO	1.650%	11/7/18 LOC	47,200	47,200
					196,705
Maine (0.0%)
1	Maine Housing Authority TOB VRDO	1.630%	11/7/18	7,500	7,500

21

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Maryland (2.4%)
	Baltimore County MD GO	4.000%	3/18/19	91,480	92,326
[1,2]	Baltimore MD Project Revenue TOB PUT	1.800%	1/2/19 LOC	5,000	5,000
1	Baltimore MD Project Revenue TOB VRDO	1.630%	11/7/18	6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	1.630%	11/7/18	5,080	5,080
1	BlackRock Maryland Municipal Bond Trust
	VRDO	1.750%	11/7/18 LOC	3,600	3,600
1	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns Hopkins
	Health System) TOB VRDO	1.630%	11/7/18	6,665	6,665
1	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns Hopkins
	University) TOB VRDO	1.630%	11/7/18	11,165	11,165
	Maryland Health & Higher Educational
	Facilities Authority Revenue (University of
	Maryland Medical System) VRDO	1.610%	11/7/18 LOC	54,950	54,950
	Maryland Health & Higher Educational
	acilities Authority Revenue VRDO	1.600%	11/7/18 LOC	26,150	26,150
1	Maryland Health and Higher Educational
	Facilities Authority Revenue (University of
	Maryland Medical System) TOB VRDO	1.640%	11/7/18 LOC	7,390	7,390
[1,2]	Maryland Transportation Authority Facilities
	Projects Revenue TOB PUT	1.730%	1/17/19	10,000	10,000
	Maryland Transportation Authority Passenger
	Facility Charge Revenue (Baltimore/
	Washington International Airport) VRDO	1.640%	11/7/18 LOC	23,640	23,640
	Montgomery County MD GO CP	1.690%	11/7/18	12,700	12,700
	Montgomery County MD GO CP	1.700%	11/7/18	25,000	25,000
	Montgomery County MD GO CP	1.670%	11/8/18	65,000	65,000
	Montgomery County MD Revenue
	(CHE Trinity Health Credit Group) PUT	1.750%	12/3/18	15,000	15,000
[1,2]	University of Maryland Auxiliary Facility
	& Tuition Revenue TOB PUT	1.750%	12/13/18	6,700	6,700
	Washington MD Suburban Sanitary
	Commission BAN VRDO	1.610%	11/7/18	19,700	19,700
	Washington Suburban Sanitation District
	Maryland GO VRDO	1.610%	11/7/18	30,100	30,100
					426,166
Massachusetts (4.0%)
[1,2]	Billerica MA GO TOB PUT	1.750%	11/8/18	4,300	4,300
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	1.900%	5/29/19	8,220	8,220
1	Massachusetts Bay Transportation Authority
	Sales Tax Revenue TOB VRDO	1.620%	11/7/18	9,900	9,900
	Massachusetts Department of Transportation
	Metropolitan Highway System Revenue
	VRDO	1.610%	11/7/18	37,345	37,345
1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	1.600%	11/7/18	4,740	4,740
1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	1.620%	11/7/18	4,000	4,000
	Massachusetts GO	4.000%	5/23/19	129,700	131,282
	Massachusetts GO	4.000%	6/20/19	130,000	131,770
1	Massachusetts GO TOB VRDO	1.620%	11/7/18	4,484	4,484

22

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Massachusetts GO TOB VRDO	1.620%	11/7/18 LOC	15,000	15,000
1	Massachusetts GO TOB VRDO	1.630%	11/7/18	15,000	15,000
1	Massachusetts GO TOB VRDO	1.630%	11/7/18	10,000	10,000
1	Massachusetts GO TOB VRDO	1.630%	11/7/18	3,750	3,750
1	Massachusetts GO TOB VRDO	1.630%	11/7/18 LOC	85,000	85,000
1	Massachusetts GO TOB VRDO	1.630%	11/7/18	3,335	3,335
1	Massachusetts GO TOB VRDO	1.630%	11/7/18 (Prere.)	3,750	3,750
1	Massachusetts Health & Educational
	Facilities Authority Revenue
	(Partners Healthcare System) TOB VRDO	1.630%	11/7/18 (Prere.)	8,900	8,900
	Massachusetts Health & Educational
	Facilities Authority Revenue
	(Pool Loan Program) VRDO	1.590%	11/7/18 LOC	6,800	6,800
[1,2]	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB PUT	1.750%	11/22/18	3,900	3,900
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	1.620%	11/7/18	4,600	4,600
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	1.630%	11/7/18	7,000	7,000
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	1.630%	11/7/18	4,125	4,125
1	Massachusetts School Building Authority
	TOB VRDO	1.630%	11/7/18	12,135	12,135
[1,2]	Massachusetts Special Obligation Dedicated
	Tax Revenue TOB PUT	1.780%	1/2/19 LOC	4,000	4,000
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	1.630%	11/7/18 (Prere.)	5,000	5,000
1	Nuveen Quality Municipal Income Fund
	VRDP VRDO	1.750%	11/7/18 LOC	92,400	92,400
	Quincy MA BAN	2.500%	1/18/19	14,056	14,088
	University of Massachusetts Building
	Authority Revenue PUT	1.900%	5/29/19	60,585	60,585
1	University of Massachusetts Building
	Authority Revenue TOB VRDO	1.630%	11/7/18	8,000	8,000
1	University of Massachusetts Building
	Authority Revenue TOB VRDO	1.630%	11/7/18	7,500	7,500
1	University of Massachusetts Building
	Authority TOB VRDO	1.620%	11/7/18	3,935	3,935
					714,844
Michigan (2.2%)
1	Clarkston MI Community Schools
	GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	1.630%	11/7/18 (13)	18,150	18,150
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	1.630%	11/7/18 (13)	20,095	20,095
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System) PUT	1.850%	5/29/19	38,255	38,255
1	Michigan Building Authority Revenue
	TOB VRDO	1.660%	11/7/18	8,500	8,500
	Michigan Building Authority Revenue VRDO	1.600%	11/7/18 LOC	48,435	48,435
	Michigan Finance Authority Revenue
	(Trinity Health Credit Group) PUT	1.750%	12/3/18	6,500	6,500

23

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Michigan Finance Authority Revenue
(Trinity Health Credit Group) TOB VRDO	1.630%	11/7/18 LOC	14,300	14,300
1 Michigan Finance Authority Revenue
(Trinity Health Credit Group) TOB VRDO	1.630%	11/7/18	3,000	3,000
1 Michigan Finance Authority Revenue
(Trinity Health Credit Group) TOB VRDO	1.630%	11/7/18	3,780	3,780
1 Michigan Finance Authority Revenue
(Trinity Health Credit Group) TOB VRDO	1.640%	11/7/18	4,070	4,070
1 Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) TOB VRDO	1.630%	11/7/18	4,475	4,475
1 Michigan Housing Development Authority
Revenue TOB VRDO	1.630%	11/7/18	7,500	7,500
Michigan Housing Development Authority
Revenue VRDO	1.620%	11/7/18	112,150	112,150
1 Michigan Housing Development Authority
Single Family Mortgage Revenue TOB VRDO	1.630%	11/7/18	15,835	15,835
Michigan Housing Development Authority
Single Family Mortgage Revenue VRDO	1.620%	11/7/18	42,315	42,315
1 Michigan State Building Authority TOB VRDO	1.750%	11/7/18	5,015	5,015
1 Michigan State Housing Development
Authority TOB VRDO	1.630%	11/7/18	7,500	7,500
Regents of the University of Michigan CP	1.670%	11/5/18	15,000	15,000
1 University of Michigan Revenue TOB VRDO	1.630%	11/7/18	5,977	5,977
1 University of Michigan Revenue TOB VRDO	1.630%	11/7/18	2,700	2,700
				388,552
Minnesota (0.2%)
1 Minnesota GO TOB VRDO	1.630%	11/7/18	3,510	3,510
Minnesota Housing Finance Agency
Residential Housing Revenue VRDO	1.600%	11/7/18	4,500	4,500
Minnesota Housing Finance Agency
Residential Housing Revenue VRDO	1.630%	11/7/18	13,150	13,150
St. Paul MN Housing & Redevelopment
Authority Revenue (Highland Ridge Project)
VRDO	1.600%	11/7/18 LOC	5,250	5,250
1 Western Minnesota Municipal Power Agency
Revenue TOB VRDO	1.630%	11/7/18	6,665	6,665
				33,075
Mississippi (0.8%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.670%	11/1/18	18,855	18,855
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.670%	11/1/18	14,050	14,050
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.670%	11/1/18	9,900	9,900
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.670%	11/1/18	9,320	9,320
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.670%	11/1/18	7,325	7,325

24

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.710%	11/1/18	29,000	29,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.710%	11/1/18	10,000	10,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.610%	11/7/18	3,250	3,250
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	1.610%	11/7/18	23,650	23,650
	Mississippi Hospital Equipment &
	Facilities Authority Revenue (North
	Mississippi Health Services) VRDO	1.610%	11/7/18	8,200	8,200
					133,550
Missouri (1.1%)
1	BJC Healthcare Obligated Group Revenue
	TOB VRDO	1.630%	11/7/18	5,000	5,000
[1,2]	Kansas City MO Water Revenue TOB PUT	1.750%	11/29/18	8,610	8,610
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) TOB VRDO	1.630%	11/7/18	8,000	8,000
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) VRDO	1.580%	11/7/18	8,950	8,950
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) VRDO	1.580%	11/7/18	1,070	1,070
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(Mercy Health) TOB VRDO	1.630%	11/7/18	13,975	13,975
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(Mercy Health) TOB VRDO	1.630%	11/7/18	4,170	4,170
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(SSM Health System) VRDO	1.610%	11/7/18	27,750	27,750
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(SSM Health System) VRDO	1.610%	11/7/18	15,700	15,700
1	Missouri Health & Educational Facilities
	Authority Medical Research Facilities
	(Stowers Institute for Medical Research)
	TOB VRDO	1.660%	11/7/18 LOC	50,000	50,000
	Missouri Health & Educational Facilities
	Authority Revenue (St. Louis University)
	VRDO	1.650%	11/1/18 LOC	6,600	6,600
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	1.630%	11/7/18	5,570	5,570

25

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	1.630%	11/7/18	6,665	6,665
	St. Joseph MO Industrial Development
	Authority Health Facilities Revenue
	(Heartland Regional Medical Center) VRDO	1.650%	11/1/18 LOC	16,890	16,890
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	1.630%	11/7/18	3,335	3,335
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	1.630%	11/7/18	5,340	5,340
					195,125
Multiple States (10.7%)
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.620%	11/7/18 LOC	44,805	44,805
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.630%	11/7/18 LOC	12,115	12,115
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.630%	11/7/18 LOC	43,275	43,275
[1,4]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.640%	11/7/18 LOC	355,105	355,105
[1,4]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.640%	11/7/18 LOC	274,085	274,085
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.650%	11/7/18 LOC	24,595	24,595
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.650%	11/7/18 LOC	9,691	9,691
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	1.660%	11/7/18 LOC	60,690	60,690
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.680%	11/7/18	31,500	31,500
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.680%	11/7/18 LOC	7,000	7,000
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.650%	11/7/18 LOC	106,300	106,300
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.690%	11/7/18 LOC	35,000	35,000
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.680%	11/7/18	172,000	172,000
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.680%	11/7/18 LOC	127,800	127,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.690%	11/7/18 LOC	117,700	117,700
1	Nuveen Municipal Credit Income Fund
	VRDP VRDO	1.720%	11/7/18 LOC	107,000	107,000
1	Nuveen Quality Municipal Income Fund
	VRDP VRDO	1.750%	11/7/18 LOC	111,100	111,100
1	Nuveen Quality Municipal Income Fund
	VRDP VRDO	1.750%	11/7/18 LOC	43,000	43,000
1	Western Asset Intermediate Municipal
	Fund Inc. VRDP VRDO	1.750%	11/7/18 LOC	18,200	18,200
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	1.750%	11/7/18 LOC	144,075	144,075
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	1.750%	11/7/18 LOC	50,200	50,200
					1,895,236

26

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Nebraska (1.5%)
1	Douglas County NE Hospital Authority
	No. 3 HealthFacilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	1.630%	11/7/18 (13)(Prere.)	10,060	10,060
[1,2]	Douglas County NE School District No. 1
	GO TOB PUT	1.750%	11/1/18	8,930	8,930
	Lincoln NE Electric System Revenue CP	1.740%	11/5/18	32,750	32,750
1	Nebraska Investment Finance Authority
	MultifamilyHousing Revenue (Riverbend
	Apartments Project) VRDO	1.670%	11/7/18 LOC	5,245	5,245
1	Nebraska Investment Finance Authority
	Single Family Housing Revenue TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Nebraska Investment Finance Authority
	Single Family Housing Revenue TOB VRDO	1.630%	11/7/18	7,500	7,500
	Nebraska Investment Finance Authority
	Single Family Housing Revenue VRDO	1.620%	11/7/18	33,310	33,310
	Nebraska Investment Finance Authority
	Single Family Housing Revenue VRDO	1.690%	11/7/18	27,810	27,810
	Nebraska Investment Finance Authority
	Single Family Housing Revenue VRDO	1.690%	11/7/18	23,000	23,000
1	Nebraska Public Power Agency Revenue
	TOB VRDO	1.630%	11/7/18 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2)
	TOB VRDO	1.630%	11/7/18 (13)	76,870	76,870
1	Omaha NE Public Power District Electric
	Revenue TOB VRDO	1.630%	11/7/18	7,400	7,400
					267,875
Nevada (2.4%)
	Clark County NV Airport Improvement
	Revenue VRDO	1.600%	11/7/18 LOC	4,050	4,050
	Clark County NV Airport Improvement
	Revenue VRDO	1.670%	11/7/18 LOC	20,300	20,300
	Clark County NV Airport System Revenue
	VRDO	1.650%	11/7/18 LOC	39,940	39,940
	Clark County NV GO	5.000%	11/1/18	12,655	12,655
[1,2]	Clark County NV GO TOB PUT	1.750%	11/1/18	6,400	6,400
[1,2]	Clark County NV GO TOB PUT	1.750%	12/20/18	8,635	8,635
1	Clark County NV Water Reclamation District
	GO TOB VRDO	1.630%	11/7/18 (Prere.)	14,805	14,805
1	Clark NV GO TOB VRDO	1.630%	11/7/18	11,000	11,000
1	Las Vegas NV Convention & Visitors Authority
	Revenue (Clark County) GO TOB VRDO	1.630%	11/7/18	6,840	6,840
1	Las Vegas NV GO TOB VRDO	1.630%	11/7/18 (Prere.)	8,330	8,330
1	Las Vegas NV GO TOB VRDO	1.640%	11/7/18 (Prere.)	10,850	10,850
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.630%	11/7/18 LOC	10,000	10,000
	Las Vegas Valley Water District Nevada GO CP	1.660%	11/15/18	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.700%	12/5/18	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.780%	12/13/18	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.820%	3/1/19	22,000	22,000
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.630%	11/7/18	22,475	22,475

27

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.630%	11/7/18	16,500	16,500
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	1.640%	11/7/18	7,185	7,185
[1,2]	Nevada Highway Improvement Revenue
	(Motor Vehicle Fuel Tax) TOB PUT	1.750%	12/6/18	11,870	11,870
	Reno NV Hospital Revenue (Renown Regional
	Medical Center Project) VRDO	1.630%	11/7/18 LOC	27,305	27,305
	Truckee Meadows NV Water Authority Water
	Revenue	1.720%	12/4/18 LOC	5,875	5,875
					417,015
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College)
	TOB VRDO	1.630%	11/7/18	8,000	8,000
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College)
	TOB VRDO	1.630%	11/7/18	13,225	13,225
					21,225
New Jersey (2.4%)
	Bergen County NJ GO	2.500%	12/13/18	40,000	40,051
	Bergen County NJ Improvement Authority
	Revenue (Emerson/Oradell Land Acquisition
	Project)	2.500%	12/12/18	7,500	7,509
	Burlington County NJ Bridge Commission
	Revenue	2.500%	12/12/18	7,500	7,508
	Burlington County NJ GO	3.000%	5/9/19	50,000	50,281
	Cape May NJ GO	3.000%	10/30/19	23,000	23,206
3	Fort Lee NJ BAN	4.000%	11/8/19	35,185	35,819
	Freehold NJ BAN	2.500%	11/7/18	5,000	5,001
	Hudson County NJ BAN	3.000%	12/12/18	76,000	76,127
	Mahwah Township NJ BAN	2.750%	8/2/19	12,250	12,336
	Mahwah Township NJ BAN	3.000%	10/4/19	3,900	3,933
	Monroe Township NJ BAN	3.000%	6/11/19	18,000	18,133
3	Montclair NJ BAN	3.500%	11/1/19	6,000	6,080
	Montclair NJ GO	2.500%	11/2/18	6,270	6,270
	New Jersey Economic Development Authority
	Industrial Development Revenue (Ocean
	Spray Cranberries Inc. Project) VRDO	1.750%	11/7/18 LOC	8,000	8,000
	New Jersey Educational Facilities Authority
	Revenue (Institute for Advanced Studies)
	VRDO	1.590%	11/7/18	1,550	1,550
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue
	VRDO	1.550%	11/7/18 LOC	4,795	4,795
1	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue
	TOB VRDO	1.650%	11/7/18	15,000	15,000
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	1.650%	11/7/18	12,295	12,295
	Ocean Township NJ Monmouth County BAN	3.000%	1/23/19	7,326	7,349
	Paramus NJ BAN	3.000%	10/18/19	5,471	5,512

28

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Passaic County NJ Improvement Authority
Government Loan Revenue (City of
Paterson Project)	3.250%	8/27/19	11,605	11,722
Rutgers State University New Jersey CP	1.800%	12/17/18	8,177	8,177
Secaucus NJ BAN	2.750%	8/9/19	9,000	9,059
Somerset County NJ Improvement Authority
Capital Equipment Lease Revenue	3.000%	12/14/18	5,000	5,009
South Brunswick Township NJ BAN	3.000%	10/2/19	15,313	15,441
Teaneck NJ BAN	3.000%	8/9/19	9,750	9,833
West Milford NJ BAN	3.000%	9/20/19	11,000	11,094
				417,090
New Mexico (0.6%)
1 New Mexico Educational Assistance
Foundation Revenue TOB VRDO	1.670%	11/7/18 LOC	37,425	37,425
New Mexico Hospital Equipment Loan
Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	1.670%	11/1/18	14,400	14,400
New Mexico Hospital Equipment Loan
Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	1.640%	11/7/18	54,350	54,350
				106,175
New York (13.4%)
Amherst NY BAN	2.000%	11/8/18	16,946	16,949
Bellmore NY Union Free School District BAN	3.000%	6/28/19	2,700	2,716
Connetquot NY Central School District of
Islip GO	3.000%	6/27/19	15,700	15,811
East Irondequoit NY Central School District
BAN	2.750%	6/28/19	6,500	6,527
Hampton Bays NY Union Free School District
BAN	3.000%	6/19/19	5,500	5,532
Hampton Bays NY Union Free School District
BAN	3.000%	6/20/19	6,200	6,238
Hauppauge NY Union Free School District
TAN	3.000%	6/21/19	12,300	12,387
Herricks NY Union Free School District TAN	3.000%	6/21/19	2,900	2,918
3 Jefferson NY BAN	3.000%	11/1/19	6,500	6,557
Longwood NY Central School District Suffolk
County GO	3.000%	6/21/19	23,000	23,173
Mechanicville NY School District BAN	3.000%	6/21/19	11,600	11,687
Middle Country NY Central School District
Centereach GO	3.000%	6/25/19	28,500	28,714
New Rochelle NY BAN	2.500%	3/1/19	8,100	8,126
New Rochelle NY City School District BAN	3.000%	7/12/19	25,000	25,208
1 New York City NY GO TOB VRDO	1.630%	11/7/18	8,250	8,250
New York City NY GO VRDO	1.700%	11/1/18	11,285	11,285
New York City NY GO VRDO	1.600%	11/7/18 LOC	21,460	21,460
New York City NY GO VRDO	1.600%	11/7/18 LOC	21,475	21,475
New York City NY GO VRDO	1.600%	11/7/18 LOC	46,700	46,700
New York City NY GO VRDO	1.600%	11/7/18 LOC	28,310	28,310
New York City NY GO VRDO	1.610%	11/7/18 LOC	7,550	7,550
New York City NY GO VRDO	1.680%	11/7/18 LOC	35,160	35,160
New York City NY Housing Development
Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	1.620%	11/7/18 LOC	35,200	35,200

29

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(1405 Fifth Avenue Apartments) VRDO	1.650%	11/7/18 LOC	3,765	3,765
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(Elliot Chelsea Development) VRDO	1.600%	11/7/18 LOC	14,170	14,170
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(Morris Avenue Apartments) VRDO	1.650%	11/7/18 LOC	14,700	14,700
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	1.620%	11/7/18 LOC	11,450	11,450
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	1.620%	11/7/18 LOC	114,000	114,000
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	1.620%	11/7/18 LOC	24,200	24,200
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	1.670%	11/7/18 LOC	48,200	48,200
New York City NY Housing Development
Corp. Revenue VRDO	1.670%	11/7/18 LOC	15,400	15,400
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	1.620%	11/7/18 LOC	50,400	50,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	1.650%	11/7/18 LOC	74,400	74,400
New York City NY Industrial Development
Agency Special Facility Revenue (
New York Stock Exchange Project) VRDO	1.640%	11/7/18 LOC	4,900	4,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.700%	11/1/18 LOC	9,300	9,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	16,800	16,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	7,800	7,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	28,000	28,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.630%	11/7/18	14,030	14,030
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.700%	11/1/18	4,300	4,300

30

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.600%	11/7/18	48,000	48,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.600%	11/7/18	29,000	29,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.600%	11/7/18	7,000	7,000
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	1.620%	11/7/18	8,205	8,205
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	1.630%	11/7/18	10,535	10,535
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.620%	11/7/18	4,200	4,200
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.630%	11/7/18	17,020	17,020
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.630%	11/7/18	25,000	25,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.630%	11/7/18	1,500	1,500
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.630%	11/7/18	6,000	6,000
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	1.630%	11/7/18	6,200	6,200
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.590%	11/7/18	47,975	47,975
1 New York City NY Transitional Finance
Authority Future Tax Secured Revenue
TOB VRDO	1.620%	11/7/18	4,600	4,600
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.700%	11/1/18 LOC	22,500	22,500
1 New York Liberty Development Corp.
Revenue (Bank of America Tower at
One Bryant Park Project) TOB VRDO	1.630%	11/7/18	9,000	9,000
New York Liberty Development Corp.
Revenue (Greenwich LLC) VRDO	1.640%	11/7/18 LOC	7,700	7,700
1 New York Liberty Development Corp.
Revenue (Port Authority Consolidated
Bonds) TOB VRDO	1.650%	11/7/18	22,200	22,200
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)
VRDO	1.600%	11/7/18 LOC	48,700	48,700
1 New York Metropolitan Transportation
Authority Revenue TOB VRDO	1.620%	11/7/18	7,350	7,350
New York Metropolitan Transportation
Authority Revenue VRDO	1.600%	11/7/18 LOC	9,620	9,620
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	1.620%	11/7/18	5,820	5,820
New York State Dormitory Authority Revenue
(City University System) VRDO	1.630%	11/7/18 LOC	77,810	77,810
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.630%	11/7/18 (Prere.)	6,730	6,730

31

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.630%	11/7/18	25,700	25,700
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.630%	11/7/18 (Prere.)	6,425	6,425
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.630%	11/7/18	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.630%	11/7/18	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	1.630%	11/7/18	11,860	11,860
1 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	1.620%	11/7/18	16,770	16,770
1 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	1.620%	11/7/18	7,800	7,800
1 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	1.620%	11/7/18	10,600	10,600
1 New York State Dormitory Authority
TOB VRDO	1.620%	11/7/18	20,245	20,245
1 New York State Dormitory Authority
TOB VRDO	1.630%	11/7/18	21,870	21,870
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of
New York Inc. Project) VRDO	1.650%	11/7/18 LOC	9,300	9,300
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.630%	11/7/18 LOC	18,100	18,100
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue
(Waste Management Inc.) VRDO	1.640%	11/7/18 LOC	16,100	16,100
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	1.600%	11/7/18 LOC	18,430	18,430
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	1.620%	11/7/18 LOC	91,900	91,900
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	1.680%	11/7/18 LOC	34,000	34,000
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	1.620%	11/7/18 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street)
VRDO	1.650%	11/7/18 LOC	23,650	23,650
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	1.580%	11/7/18 LOC	13,135	13,135
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	1.620%	11/7/18 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	1.610%	11/7/18 LOC	4,305	4,305
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	1.670%	11/7/18 LOC	15,000	15,000

32

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	1.650%	11/7/18 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	1.620%	11/7/18 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (750 6th Ave) VRDO	1.680%	11/7/18 LOC	39,500	39,500
New York State Housing Finance Agency
Revenue (Baltimore Tower) VRDO	1.680%	11/7/18 LOC	24,500	24,500
New York State Housing Finance Agency
Revenue (Helena Housing) VRDO	1.650%	11/7/18 LOC	22,000	22,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	1.670%	11/7/18 LOC	2,130	2,130
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.680%	11/7/18 LOC	45,800	45,800
New York State Housing Finance Agency
Revenue (West 38th Street) VRDO	1.620%	11/7/18 LOC	16,800	16,800
New York State Housing Finance Agency
Revenue VRDO	1.680%	11/7/18 LOC	9,900	9,900
New York State Housing Financing Agency
Revenue (Tribeca Park Housing) VRDO	1.680%	11/7/18 LOC	47,300	47,300
New York State Local Government
Assistance Corp. Revenue VRDO	1.620%	11/7/18	53,855	53,855
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.720%	11/1/18	7,700	7,700
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	1.650%	11/7/18	35,000	35,000
New York State Mortgage Agency Revenue
VRDO	1.650%	11/7/18	11,590	11,590
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.610%	11/7/18	14,605	14,605
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.620%	11/7/18 LOC	6,315	6,315
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.620%	11/7/18 LOC	30,540	30,540
1 New York State Urban Development Corp.
TOB VRDO	1.620%	11/7/18	13,230	13,230
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.640%	11/7/18 LOC	21,200	21,200
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.660%	11/7/18 LOC	10,000	10,000
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.660%	11/7/18 LOC	8,500	8,500
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.660%	11/7/18 LOC	34,200	34,200
1 Nuveen New York Quality Municipal Fund
VRDP VRDO	1.710%	11/7/18 LOC	33,700	33,700
Nyack NY Union Free School District BAN	2.750%	6/21/19	9,480	9,540
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.620%	11/7/18	2,620	2,620
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.610%	11/7/18	9,750	9,750
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.620%	11/7/18	11,195	11,195

33

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.620%	11/7/18	7,320	7,320
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.630%	11/7/18	3,055	3,055
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.660%	11/7/18	4,500	4,500
	Riverhead NY Central School District TAN	3.500%	6/27/19	5,000	5,047
	Southampton NY Union Free School District
	TAN	2.750%	6/26/19	5,000	5,027
1	Triborough Bridge & Tunnel Authority
	New York TOB VRDO	1.620%	11/7/18	14,000	14,000
1	Utility Debt Securitization Authority
	New York Revenue TOB VRDO	1.630%	11/7/18	37,500	37,500
	Wappingers NY Central School District BAN	3.250%	8/14/19	12,500	12,611
	Washingtonville NY Central School District
	BAN	2.750%	6/26/19	10,300	10,366
	West Babylon NY Union Free School District
	TAN	3.000%	6/21/19	7,500	7,550
					2,372,574
North Carolina (1.0%)
[1,2]	Appalachian State University TOB PUT	1.750%	11/22/18	12,260	12,260
	Board of Governors of the University of
	North Carolina Revenue (University of
	North Carolina Hospitals at Chapel Hill)
	VRDO	1.580%	11/7/18	16,945	16,945
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	1.630%	11/7/18	7,495	7,495
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	1.650%	11/7/18	1,335	1,335
	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) VRDO	1.680%	11/1/18	1,200	1,200
[1,2]	Mecklenburg County NC GO TOB PUT	1.750%	12/13/18	5,600	5,600
	North Carolina Capital Facilities Finance
	Agency (Duke University Project) CP	1.670%	11/13/18	17,602	17,602
	North Carolina Capital Facilities Finance
	Agency (Duke University Project) CP	1.750%	12/21/18	6,262	6,262
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.620%	11/7/18	19,640	19,640
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.630%	11/7/18 (Prere.)	2,495	2,495
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.630%	11/7/18	2,285	2,285
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	1.630%	11/7/18	1,901	1,901
1	North Carolina Housing Finance Agency
	Homeownership Revenue TOB VRDO	1.630%	11/7/18	1,885	1,885

34

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	North Carolina Housing Finance Agency
	Homeownership Revenue TOB VRDO	1.630%	11/7/18	1,955	1,955
1	North Carolina Housing Finance Agency
	Revenue TOB VRDO	1.630%	11/7/18	7,125	7,125
1	North Carolina Housing Finance Agency
	TOB VRDO	1.630%	11/7/18	7,500	7,500
	North Carolina Medical Care Commission
	Health Care Facilities Revenue
	(Lenoir Memorial Hospital Project) VRDO	1.580%	11/7/18 LOC	14,195	14,195
	North Carolina Medical Care Commission
	Hospital (Moses Cone Health System)
	VRDO	1.540%	11/7/18	1,190	1,190
	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) PUT	1.950%	5/29/19	19,810	19,810
1	North Carolina Revenue TOB VRDO	1.630%	11/7/18	6,800	6,800
1	North Carolina Turnpike Authority Revenue
	TOB VRDO	1.630%	11/7/18	8,455	8,455
1	Raleigh NC Combined Enterprise System
	Revenue TOB VRDO PUT	1.640%	11/1/18	2,100	2,100
[1,2]	Union County NC Enterprise System Revenue
	TOB PUT	1.750%	11/29/18	7,850	7,850
					173,885
North Dakota (0.0%)
1	North Dakota Housing Finance Agency
	Revenue TOB VRDO	1.630%	11/7/18	7,220	7,220

Ohio (3.3%)
	American Municipal Power Ohio Inc. RAN	3.000%	6/27/19	3,000	3,021
	Avon Lake OH BAN	3.000%	7/10/19	14,500	14,605
1	Cincinnati OH City School District
	GO TOB VRDO	1.630%	11/7/18	5,000	5,000
	Cleveland Clinic Health System Obligated
	Group Revenue VRDO	1.750%	12/11/18	36,650	36,650
1	Cleveland OH Department of Public Utilities
	Division of Water TOB VRDO	1.630%	11/7/18 LOC	17,150	17,150
	Cleveland-Cuyahoga County OH
	Port Authority Revenue (Cleveland
	Museum of Art Project) VRDO	1.590%	11/7/18	7,900	7,900
	Cleveland-Cuyahoga County OH
	Port Authority Revenue (Cleveland
	Museum of Art Project) VRDO	1.600%	11/7/18	18,000	18,000
	Columbus OH Regional Airport Authority
	Airport Revenue (FlightSafety International
	Inc. Project) VRDO	1.750%	11/7/18 (13)	51,430	51,430
	Columbus OH Regional Airport Authority
	Airport Revenue (OASBO Expanded Asset
	Program) VRDO	1.590%	11/7/18 LOC	10,380	10,380
	Columbus OH Regional Airport Authority
	Airport Revenue (OASBO Expanded Asset
	Program) VRDO	1.590%	11/7/18 LOC	3,740	3,740
	Columbus OH Regional Airport Authority
	Revenue (Pooled Financing Program) VRDO	1.590%	11/7/18 LOC	6,030	6,030
1	Euclid OH City School District TOB GO VRDO	1.630%	11/7/18 LOC	11,200	11,200

35

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Franklin County OH Hospital Facilities
Revenue (OhioHealth Corp.) TOB VRDO	1.640%	11/7/18	2,665	2,665
Franklin County OH Hospital Facilities
Revenue (OhioHealth Corp.) VRDO	1.600%	11/7/18	16,000	16,000
Franklin County OH Hospital Facilities
Revenue (OhioHealth Corp.) VRDO	1.600%	11/7/18	7,100	7,100
Franklin County OH Hospital Facilities
Revenue (OhioHealth Corp.) VRDO	1.600%	11/7/18	15,480	15,480
Franklin County OH Hospital Facilities
Revenue (US Health Corp. of Columbus)
VRDO	1.600%	11/7/18 LOC	2,860	2,860
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project)
VRDO	1.610%	11/7/18	19,650	19,650
Hamilton County OH Hospital Facilities
Revenue (Cincinnati Children’s Hospital
Medical Center) VRDO	1.610%	11/7/18	14,160	14,160
1 Hamilton County OH Sewer System Revenue
TOB VRDO	1.630%	11/7/18	12,750	12,750
Independence OH BAN	2.000%	12/5/18	9,400	9,403
Lake County OH Building Facilities
Improvements BAN	2.000%	1/17/19	5,200	5,204
Lakewood OH Income Tax Revenue	2.500%	3/28/19	15,100	15,148
Mason OH City School District BAN	3.000%	1/23/19	4,360	4,374
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	1.630%	11/7/18	3,785	3,785
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	1.610%	11/7/18 LOC	17,425	17,425
1 Northeast OH Regional Sewer District
Revenue (Wastewater Revenue
Improvement) TOB VRDO	1.630%	11/7/18	6,800	6,800
Ohio GO VRDO	1.480%	11/7/18	26,475	26,475
Ohio GO VRDO	1.480%	11/7/18	4,885	4,885
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	1.740%	11/8/18	37,000	37,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	1.820%	1/17/19	17,495	17,495
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	1.630%	11/7/18 (Prere.)	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.600%	11/7/18	3,455	3,455
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.630%	11/7/18	6,970	6,970
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.650%	11/7/18	12,540	12,540
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	1.660%	11/7/18	21,875	21,875
Ohio Infrastructure Improvement GO VRDO	1.480%	11/7/18	1,395	1,395
Ohio State University General Receipts
Revenue CP	1.820%	1/4/19	15,990	15,990
Ohio State University General Receipts
Revenue CP	1.810%	1/11/19	16,630	16,630

36

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Ohio State University General Receipts
	Revenue CP	1.870%	3/14/19	17,180	17,180
1	Ohio State University General Receipts
	Revenue TOB VRDO	1.660%	11/7/18	5,750	5,750
1	Ohio State University General Receipts
	Revenue TOB VRDO	1.660%	11/7/18	5,750	5,750
[1,2]	Ohio University General Receipts Revenue
	TOB PUT	1.800%	12/3/18 LOC	5,000	5,000
	Strongsville OH BAN	3.000%	6/27/19	4,000	4,030
1	Toledo OH Waterworks Revenue TOB VRDO	1.680%	11/7/18	8,000	8,000
	Union Township OH BAN	3.000%	9/5/19	12,843	12,960
1	Warren County OH Port Authority Revenue
	(Corridor 75 Park Project)	7.000%	12/1/18 (Prere.)	4,765	4,787
					577,072
Oklahoma (0.0%)
1	Oklahoma Turnpike Authority Revenue
	TOB VRDO	1.630%	11/7/18	7,500	7,500

Oregon (0.9%)
[1,2]	Clackamas County OR School District
	No. 7J Lake Oswego GO TOB PUT	1.750%	12/27/18	13,110	13,110
	Oregon Facilities Authority Revenue
	(Reed College Projects) VRDO	1.620%	11/7/18	35,845	35,845
1	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue TOB VRDO	1.680%	11/7/18	2,555	2,555
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	1.660%	11/7/18	14,900	14,900
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	1.690%	11/7/18	39,000	39,000
	Oregon Facilities Authority Revenue
	(PeaceHealth)	1.680%	11/1/18 LOC	20,000	20,000
	Oregon Facilities Authority Revenue
	(PeaceHealth)	1.680%	11/1/18 LOC	8,100	8,100
	Portland OR TAN	4.000%	6/26/19	15,000	15,198
[1,2]	Portland OR Water System Revenue
	TOB PUT	1.750%	12/6/18	9,500	9,500
1	Washington & Clackamas Counties OR
	School District No. 23J Tigard-Tualatin
	GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
					163,208
Pennsylvania (1.2%)
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.690%	11/1/18 LOC	6,420	6,420
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.700%	11/1/18 LOC	36,600	36,600
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.630%	11/7/18 LOC	9,890	9,890

37

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	1.660%	11/7/18	2,000	2,000
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	1.660%	11/7/18	3,200	3,200
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	1.660%	11/7/18	12,100	12,100
	Jackson PA Authority for Industrial
	Development Revenue (StoneRidge
	Retirement Living) VRDO	1.610%	11/7/18 LOC	6,400	6,400
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical
	Center) TOB VRDO	1.630%	11/7/18 (Prere.)	7,200	7,200
1	Pennsylvania Housing Finance Agency
	Single Family Mortgage Revenue TOB VRDO	1.630%	11/7/18	1,250	1,250
	Pennsylvania Housing Finance Agency
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	11,890	11,890
	Pennsylvania Housing Finance Agency
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	625	625
	Pennsylvania Housing Finance Agency
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	10,215	10,215
	Pennsylvania Housing Finance Agency
	Single Family Mortgage Revenue VRDO	1.650%	11/7/18	7,980	7,980
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.630%	11/7/18 LOC	60,000	60,000
	Philadelphia PA Airport Revenue VRDO	1.640%	11/7/18 LOC	21,700	21,700
1	University of Pittsburgh of the Commonwealth
	System of Higher Education Pennsylvania
	Revenue (University Capital Project)
	TOB VRDO	1.620%	11/7/18 (Prere.)	7,500	7,500
					204,970
Rhode Island (0.1%)
	Rhode Island Health & Educational Building
	Corp. Higher Education Facility Revenue
	(Rhode Island School of Design) VRDO	1.600%	11/7/18 LOC	12,195	12,195

South Carolina (1.4%)
[1,2]	Berkeley County SC School District
	GO TOB PUT	1.750%	11/15/18	4,845	4,845
	Charleston County SC School District BAN	5.000%	5/15/19	60,035	61,072
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	1.630%	11/7/18	11,000	11,000
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	1.630%	11/7/18 (Prere.)	7,500	7,500
[1,2]	Columbia SC Waterworks & Sewer System
	Revenue TOB PUT	1.750%	1/10/19	14,900	14,900
	Columbia SC Waterworks & Sewer System
	Revenue VRDO	1.600%	11/7/18 LOC	13,160	13,160
[1,2]	Lancaster County SC School District TOB PUT	1.750%	12/6/18	5,520	5,520
[1,2]	Lexington County SC School District No.1
	GO TOB PUT	1.750%	11/1/18	6,000	6,000
1	McLeod Health Obligated Group TOB VRDO	1.630%	11/7/18	7,795	7,795

38

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental
Organizations CP	3.000%	3/1/19	57,766	57,993
South Carolina Educational Facilities Authority
Revenue (Columbia College) VRDO	1.720%	11/7/18 LOC	3,400	3,400
South Carolina GO	5.000%	6/1/19	5,000	5,090
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	1.650%	11/7/18 LOC	34,555	34,555
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall
Episcopal School) VRDO	1.600%	11/7/18 LOC	1,500	1,500
1 South Carolina Public Service Authority
Revenue TOB VRDO	1.700%	11/7/18 (Prere.)	10,640	10,640
University of South Carolina School of
Medicine Educational Trust Healthcare
Facilities Revenue VRDO	1.600%	11/7/18 LOC	2,505	2,505
				247,475
Tennessee (2.8%)
Blount County & Alcoa & Maryville TN
Industrial Development Board Revenue
(Local Government Public Improvement)
VRDO	1.640%	11/7/18 LOC	7,365	7,365
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	1.600%	11/7/18	37,925	37,925
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	1.600%	11/7/18	19,860	19,860
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	1.640%	11/7/18 LOC	9,145	9,145
1 Memphis TN GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
Metropolitan Government of Nashville
& Davidson County TN GO CP	1.820%	3/1/19	16,250	16,250
Metropolitan Government of Nashville
& Davidson County TN GO (Extendible) CP	1.810%	7/22/19	25,000	25,000
1 Metropolitan Government of Nashville
& Davidson County TN GO TOB VRDO	1.620%	11/7/18	7,500	7,500
1 Metropolitan Government of Nashville
& Davidson County TN Health
& Educational Facilities Board Revenue
(Vanderbilt University) TOB VRDO	1.630%	11/7/18	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	1.630%	11/7/18	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	1.600%	11/7/18 LOC	11,600	11,600
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	1.600%	11/7/18	40,500	40,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	1.650%	11/7/18 LOC	29,680	29,680

39

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Shelby County TN GO VRDO	1.620%	11/7/18	99,620	99,620
	Tennessee GO CP	1.770%	12/7/18	43,443	43,443
	Tennessee GO CP	1.800%	1/7/19	15,000	15,000
	Tennessee GO CP	1.860%	2/11/19	36,096	36,096
	Tennessee GO CP	1.860%	3/8/19	31,974	31,974
1	Tennessee Housing Development Agency
	Residential Finance Program Revenue
	TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Tennessee Housing Development Agency
	Residential Finance Program Revenue
	TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Tennessee Housing Development Agency
	Residential Finance Program Revenue
	TOB VRDO	1.630%	11/7/18	7,500	7,500
1	Tennessee School Bond Authority Higher
	Educational Facilities Revenue (2nd Program)
	TOB VRDO	1.640%	11/7/18	19,040	19,040
					491,998
Texas (12.4%)
1	Alamo TX Regional Mobility Authority
	Revenue TOB VRDO	1.660%	11/7/18	7,500	7,500
1	Aldine TX Independent School District
	GO TOB VRDO	1.620%	11/7/18	8,205	8,205
[1,2]	Austin TX Electric Utility System Revenue
	TOB PUT	1.750%	11/15/18	7,245	7,245
1	Austin TX Independent School District
	GO TOB VRDO	1.630%	11/7/18 LOC	7,000	7,000
1	Bexar County TX GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.730%	11/1/18	9,080	9,080
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.720%	11/20/18	19,714	19,714
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.740%	12/7/18	50,000	50,000
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	1.800%	3/5/19	50,000	50,000
1	Corsicana TX Independent School District
	GO TOB VRDO	1.630%	11/7/18 LOC	9,410	9,410
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	1.630%	11/7/18	5,500	5,500
1	Dallas TX Waterworks & Sewer System
	Revenue TOB VRDO	1.620%	11/7/18	7,640	7,640
1	Denton TX GO TOB VRDO	1.630%	11/7/18 LOC	8,980	8,980
	Denton TX Independent School District
	GO VRDO	1.600%	11/7/18	27,880	27,880
1	Denton TX Independent School District
	TOB VRDO	1.630%	11/7/18	3,750	3,750
1	Duncanville TX Independent School District
	GO TOB VRDO	1.630%	11/7/18 LOC	9,500	9,500
1	El Paso TX GO TOB VRDO	1.630%	11/7/18 LOC	7,000	7,000

40

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Grand Parkway Transportation Corp.
	Texas System Toll Revenue TOB VRDO	1.630%	11/7/18	17,820	17,820
1	Grand Parkway Transportation Corp.
	Texas System Toll Revenue TOB VRDO	1.630%	11/7/18	23,145	23,145
1	Grand Parkway TX Transportation Corp.
	TOB VRDO	1.630%	11/7/18	8,625	8,625
1	Grand Parkway TX Transportation Corp.
	TOB VRDO	1.640%	11/7/18	19,765	19,765
	Gulf Coast TX Industrial Development
	Authority Revenue (ExxonMobil Project)
	VRDO	1.680%	11/1/18	5,600	5,600
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue
	(Children’s Hospital Project) TOB VRDO	1.630%	11/7/18	8,200	8,200
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) TOB VRDO	1.690%	11/1/18 LOC	8,800	8,800
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Memorial Hermann
	Health System) VRDO	1.620%	11/7/18	56,980	56,980
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.740%	11/8/18	90,000	90,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.750%	12/4/18	20,000	20,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.820%	1/3/19	45,000	45,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.820%	1/3/19	20,105	20,105
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.800%	1/15/19	6,800	6,800
1	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children’s
	Hospital) TOB VRDO	1.700%	11/7/18	4,800	4,800
1	Harris County TX GO TOB VRDO	1.630%	11/7/18	8,160	8,160
1	Harris County TX GO TOB VRDO	1.630%	11/7/18 LOC	10,000	10,000
1	Harris County TX GO TOB VRDO	1.630%	11/7/18	8,070	8,070
	Harris County TX Hospital District Revenue
	VRDO	1.620%	11/7/18 LOC	37,375	37,375
1	Harris County TX Revenue TOB VRDO	1.630%	11/7/18	7,500	7,500
[1,2]	Hays TX Consolidated Independent School
	District GO TOB PUT	1.750%	1/10/19	4,670	4,670
1	Houston TX Community College System
	TOB VRDO	1.630%	11/7/18	5,625	5,625
1	Houston TX Community College System
	TOB VRDO	1.630%	11/7/18	5,560	5,560
	Houston TX GO CP	1.840%	2/28/19 LOC	5,000	5,000
1	Houston TX GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) TOB VRDO	1.630%	11/7/18	6,665	6,665

41

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Houston TX TRAN	5.000%	6/28/19	1,000	1,019
	Houston TX Utility System Revenue	5.000%	11/15/18	4,000	4,005
1	Houston TX Utility System Revenue
	TOB VRDO	1.630%	11/7/18	12,240	12,240
	Houston TX Utility System Revenue VRDO	1.600%	11/7/18 LOC	8,600	8,600
	Houston TX Utility System Revenue VRDO	1.600%	11/7/18	95,000	95,000
	Houston TX Utility System Revenue VRDO	1.600%	11/7/18 LOC	49,825	49,825
	Houston TX Utility System Revenue VRDO	1.600%	11/7/18 LOC	23,300	23,300
1	Humble TX Independent School District
	GO TOB VRDO	1.630%	11/7/18	8,000	8,000
[1,2]	Judson TX Independent School District
	GO TOB PUT	1.750%	11/22/18	10,600	10,600
1	Katy TX Independent School District
	TOB VRDO	1.640%	11/7/18	5,015	5,015
1	Lamar TX Consolidated Independent School
	District GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	Lone Star TX College System GO TOB VRDO	1.630%	11/7/18 LOC	19,065	19,065
1	Lower Colorado River Authority Revenue
	Texas TOB VRDO (Transmission Contract)	1.630%	11/7/18 LOC	5,000	5,000
	Mesquite TX Independent School District
	School Building VRDO	1.640%	11/7/18 (19)	13,675	13,675
1	Montgomery TX Independent School District
	GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	New Hope Cultural Education Facilities
	Finance Corp. (Children’s Health System of
	Texas) TOB VRDO	1.630%	11/7/18	3,985	3,985
	North East TX Independent School District CP	1.790%	1/28/19	20,000	20,000
	Northwest Independent School District Texas
	GO VRDO	1.640%	11/7/18	12,870	12,870
1	Princeton TX Independent School District
	GO TOB VRDO	1.630%	11/7/18 LOC	5,600	5,600
	Red River TX Education Finance Corp.
	Revenue (Texas Christian University Project)
	VRDO	1.600%	11/7/18	15,500	15,500
	Riesel TX Industrial Development Corp.
	Solid Waste Disposal Revenue (Sandy Creek
	Energy Associates,LP) VRDO	1.640%	11/7/18 LOC	50,000	50,000
	Riesel TX Industrial Development Corp.
	Solid Waste Disposal Revenue (Sandy Creek
	Energy Associates,LP) VRDO	1.640%	11/7/18 LOC	50,000	50,000
1	San Antonio TX Electric & Gas Systems
	Revenue TOB VRDO	1.620%	11/7/18	7,500	7,500
1	San Antonio TX Electric & Gas Systems
	Revenue TOB VRDO	1.640%	11/7/18	14,465	14,465
	San Antonio TX Water Revenue CP	1.680%	11/6/18	60,995	60,995
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor
	Health Care System Project) TOB VRDO	1.650%	11/7/18	5,555	5,555
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Scott
	& White Healthcare Project) TOB VRDO	1.630%	11/7/18	17,305	17,305
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Scott
	& White Health Obligated Group) TOB VRDO	1.630%	11/7/18	6,460	6,460

42

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	1.640%	11/7/18 LOC	20,010	20,010
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	1.640%	11/7/18 LOC	43,900	43,900
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	1.630%	11/7/18	6,250	6,250
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	1.630%	11/7/18	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.610%	11/7/18	38,090	38,090
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	1.630%	11/7/18	9,650	9,650
Texas (Veterans Housing Assistance Program)
GO VRDO	1.640%	11/7/18	4,770	4,770
1 Texas Department of Housing & Community
Affairs Revenue TOB VRDO	1.630%	11/7/18	4,000	4,000
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	1.640%	11/7/18	15,785	15,785
1 Texas GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
Texas GO VRDO	1.640%	11/7/18	30,000	30,000
Texas GO VRDO	1.680%	11/7/18	25,000	25,000
Texas Revenue	4.000%	8/29/19	470,050	477,963
Texas State University System Financing
System Revenue (Extendible) CP	1.770%	6/14/19	55,600	55,600
Texas Transportation Commission Revenue
VRDO	1.570%	11/7/18	44,295	44,295
1 Texas Water Development Board Revenue
TOB VRDO	1.630%	11/7/18	5,900	5,900
1 Texas Water Development Board Revenue
TOB VRDO	1.630%	11/7/18	9,500	9,500
1 Texas Water Development Board Revenue
TOB VRDO	1.630%	11/7/18	3,300	3,300
1 Texas Water Development Board Revenue
TOB VRDO	1.630%	11/7/18	3,750	3,750
1 Texas Water Development Board TOB VRDO	1.620%	11/7/18	10,190	10,190
1 Texas Water Development Board TOB VRDO	1.620%	11/7/18	30,000	30,000
1 Texas Water Development Board TOB VRDO	1.620%	11/7/18	5,200	5,200
1 Texas Water Development Board TOB VRDO	1.640%	11/7/18	6,640	6,640
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	10,050	10,293
University of Texas System Revenue
Financing System Revenue CP	1.730%	11/6/18	12,500	12,500
University of Texas System Revenue
Financing System Revenue CP	1.640%	11/7/18	23,500	23,500
University of Texas System Revenue
Financing System Revenue CP	1.750%	12/3/18	12,500	12,500
University of Texas System Revenue
Financing System Revenue CP	1.750%	12/6/18	20,000	20,000

43

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	University of Texas System Revenue
	Financing System Revenue CP	1.820%	4/2/19	25,000	25,000
1	Whitehouse TX Independent School District
	GO TOB VRDO	1.630%	11/7/18 LOC	4,750	4,750
					2,186,584
Utah (0.2%)
1	University of Utah Revenue TOB VRDO	1.670%	11/7/18 (Prere.)	7,680	7,680
	Utah County UT Hospital Revenue
	(IHC Health Services) VRDO	1.600%	11/7/18	22,150	22,150
	Utah Housing Finance Agency Single Family
	Mortgage Revenue VRDO	1.640%	11/7/18	2,665	2,665
1	Utah Transit Authority Sales Tax Revenue
	TOB VRDO	1.630%	11/7/18	3,300	3,300
					35,795
Virginia (0.7%)
[1,2]	Alexandria VA GO TOB PUT	1.750%	1/10/19	4,800	4,800
	Fairfax County VA GO	4.000%	10/1/19	5,345	5,444
[1,2]	Hampton Roads VA Sanitation &
	Wastewater District Revenue TOB PUT	1.750%	11/1/18	11,000	11,000
1	Hampton Roads VA Transportation
	Accountability Commission Revenue
	TOB VRDO	1.630%	11/7/18	7,830	7,830
1	Hampton Roads VA Transportation
	Accountability Commission Revenue
	TOB VRDO	1.630%	11/7/18	11,250	11,250
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute) VRDO	1.620%	11/7/18	7,400	7,400
[1,2]	Portsmouth VA GO TOB PUT	1.750%	11/22/18	11,580	11,580
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo
	Commonwealth Loan Program) VRDO	1.770%	11/7/18 LOC	1,805	1,805
[1,2]	Suffolk VA GO TOB PUT	1.730%	1/24/19	4,620	4,620
[1,2]	University of Virginia Revenue TOB PUT	1.750%	11/29/18	5,300	5,300
	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	9,565	9,640
	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	2,000	2,016
1	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs) TOB VRDO	1.630%	11/7/18	4,025	4,025
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	1.620%	11/7/18	5,000	5,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue
	TOB VRDO	1.620%	11/7/18	5,000	5,000
	Virginia Public Building Authority Public
	Facilities Revenue VRDO	1.590%	11/7/18	29,900	29,900
					126,610

44

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Washington (2.4%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue
	TOB VRDO	1.630%	11/7/18	2,885	2,885
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue
	TOB VRDO	1.630%	11/7/18	2,665	2,665
1	City of Seattle WA Municipal Light
	& Power Revenue TOB VRDO	1.630%	11/7/18	3,000	3,000
1	City of Seattle WA Municipal Light
	& Power Revenue TOB VRDO	1.630%	11/7/18	3,000	3,000
1	King County WA Public Hospital District No 2.
	GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	King County WA School District No. 401
	GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
	King County WA School District No. 414 GO	4.000%	12/1/18	2,950	2,956
[1,2]	King County WA School District No. 414
	GO TOB PUT	1.730%	1/24/19	8,800	8,800
1	King County WA Sewer Revenue TOB VRDO	1.630%	11/7/18	2,100	2,100
1	Lewis & Thurston Counties WA School
	District No. 401 Centralia GO TOB VRDO	1.630%	11/7/18 LOC	5,000	5,000
1	Northwest Energy Washington Electric
	Revenue (Columbia Generating Station)
	TOB VRDO	1.630%	11/7/18	8,250	8,250
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	1.630%	11/7/18	2,650	2,650
	Port of Seattle WA Revenue VRDO	1.630%	11/7/18 LOC	49,340	49,340
1	Port of Tacoma WA TOB VRDO	1.680%	11/7/18	6,000	6,000
1	Seattle WA Drain and Wastewater Revenue
	TOB PUT	1.650%	11/1/18	11,090	11,090
[1,2]	Seattle WA GO TOB PUT	1.750%	1/10/19	4,490	4,490
[1,2]	Seattle WA Municipal Light & Power Revenue
	TOB PUT	1.750%	12/27/18	10,220	10,220
[1,2]	Seattle WA Water System Revenue TOB PUT	1.730%	1/24/19	11,775	11,775
1	TES Properties Washington Lease Revenue
	TOB VRDO	1.680%	11/7/18 (Prere.)	10,125	10,125
	University of Washington Revenue CP	1.800%	2/20/19	25,000	25,000
	Washington GO	5.000%	7/1/19	6,770	6,910
1	Washington GO TOB VRDO	1.630%	11/7/18	8,325	8,325
1	Washington GO TOB VRDO	1.630%	11/7/18	5,100	5,100
1	Washington GO TOB VRDO	1.630%	11/7/18	2,250	2,250
1	Washington GO TOB VRDO	1.630%	11/7/18	4,700	4,700
1	Washington Health Care Facilities Authority
	Revenue (Children’s Hospital & Regional
	Medical Center) TOB VRDO	1.630%	11/7/18	21,280	21,280
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	TOB VRDO	1.630%	11/7/18	1,875	1,875
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	1.600%	11/7/18	18,235	18,235
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	1.600%	11/7/18	73,625	73,625

45

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Washington Health Care Facilities Authority
	Revenue (Seattle Children’s Hospital)
	TOB VRDO	1.630%	11/7/18	3,275	3,275
	Washington Higher Education Facilities
	Authority Revenue (Seattle University) VRDO	1.590%	11/7/18 LOC	11,965	11,965
	Washington Higher Education Facilities
	Authority Revenue (Whitman College Project)
	VRDO	1.610%	11/7/18	21,900	21,900
	Washington Housing Finance Commission
	Multi-Family Housing Revenue
	(Merrill Gardens at Kirkland Project) VRDO	1.640%	11/7/18 LOC	24,600	24,600
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Reserve at
	SeaTac Apartments Project) VRDO	1.610%	11/7/18 LOC	33,000	33,000
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Vintage at
	Silverdale Senior Living Project) VRDO	1.660%	11/7/18 LOC	14,880	14,880
					431,266
West Virginia (0.7%)
1	Morgantown WV Combined Utility System
	Revenue TOB VRDO	1.700%	11/7/18 LOC	1,475	1,475
	West Virginia Hospital Finance Authority
	Hospital Revenue (Cabell Huntington
	Hospital Inc.) VRDO	1.600%	11/7/18 LOC	7,800	7,800
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	1.620%	11/7/18 LOC	105,815	105,815
					115,090
Wisconsin (4.5%)
	Madison WI Metropolitan School District
	TRAN	3.000%	9/6/19	69,000	69,607
[1,2]	Milwaukee WI Metropolitan Sewer District
	GO TOB PUT	1.750%	12/13/18	5,400	5,400
	Milwaukee WI RAN	4.000%	5/16/19	100,000	101,149
	Milwaukee WI Revenue	4.000%	9/30/19	160,000	162,908
	University of Wisconsin Hospitals
	& Clinics Authority Revenue VRDO	1.590%	11/7/18 LOC	30,650	30,650
[1,2]	Verona WI Area School District GO TOB PUT	1.750%	11/1/18	17,790	17,790
1	Wisconsin Annual Appropriation Revenue
	TOB VRDO	1.630%	11/7/18 (Prere.)	11,085	11,085
	Wisconsin Department of Transportation
	Revenue CP	1.730%	11/30/18	10,000	10,000
	Wisconsin GO (Extendible) CP	1.710%	6/28/19	57,494	57,494
	Wisconsin GO (Extendible) CP	1.750%	6/30/19	43,523	43,523
	Wisconsin GO (Extendible) CP	1.820%	6/30/19	18,864	18,864
	Wisconsin GO (Extendible) CP	1.780%	7/7/19	45,910	45,910
	Wisconsin GO (Extendible) CP	1.790%	7/8/19	42,574	42,574
	Wisconsin GO CP	1.580%	11/5/18	21,125	21,125
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health
	Credit Group) TOB VRDO	1.630%	11/7/18	5,000	5,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health
	Credit Group) TOB VRDO	1.630%	11/7/18	5,000	5,000

46

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Credit Group) TOB VRDO	1.630%	11/7/18	9,000	9,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Credit Group) TOB VRDO	1.630%	11/7/18	1,500	1,500
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children’s Hospital of
Wisconsin Inc.) TOB VRDO	1.630%	11/7/18	5,000	5,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children’s Hospital of
Wisconsin Inc.) TOB VRDO	1.650%	11/7/18	2,000	2,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) TOB VRDO	1.630%	11/7/18	3,320	3,320
1 Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) TOB VRDO	1.630%	11/7/18	11,615	11,615
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.600%	11/7/18	26,000	26,000
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.600%	11/7/18	9,150	9,150
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	1.600%	11/7/18	20,200	20,200
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	1.600%	11/7/18	23,380	23,380
1 Wisconsin Public Finance Authority Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	1.710%	11/7/18	32,140	32,140
				791,384
Wyoming (0.1%)
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	1.620%	11/7/18 LOC	17,710	17,710
Total Tax-Exempt Municipal Bonds (Cost $16,952,679)				16,952,679

			Shares
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $721,701)	1.620%		7,216,998	721,700
Total Investments (100.1%) (Cost $17,674,380)				17,674,379

47

Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	886
Receivables for Investment Securities Sold	12,280
Receivables for Accrued Income	53,881
Receivables for Capital Shares Issued	48,581
Other Assets	24,611
Total Other Assets	140,239
Liabilities
Payables for Investment Securities Purchased	122,775
Payables for Capital Shares Redeemed	25,823
Payables for Distributions	1,847
Payables to Vanguard	1,377
Total Liabilities	151,822
Net Assets (100%)
Applicable to 17,660,817,805 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,662,796
Net Asset Value Per Share	$1.00

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	17,662,809
Total Distributable Earnings (Loss)	(13)
Net Assets	17,662,796

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $6,326,584,000, representing 35.8% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2018.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

49

Municipal Money Market Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1]	239,498
Total Income	239,498
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,358
Management and Administrative	18,253
Marketing and Distribution	3,863
Custodian Fees	117
Auditing Fees	29
Shareholders’ Reports and Proxy	49
Trustees’ Fees and Expenses	11
Total Expenses	26,680
Expenses Paid Indirectly	(62)
Net Expenses	26,618
Net Investment Income	212,880
Realized Net Gain (Loss) on Investment Securities Sold[1]	(2)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	212,876

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,123,000, ($1,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,880	111,756
Realized Net Gain (Loss)	(2)	27
Change in Unrealized Appreciation (Depreciation)	(2)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	212,876	111,783
Distributions
Net Investment Income	(212,911)	(111,737)
Realized Capital Gain	—	—
Total Distributions	(212,911)	(111,737)
Capital Share Transactions (at $1.00 per share)
Issued	12,478,236	11,065,557
Issued in Lieu of Cash Distributions	194,145	102,800
Redeemed	(12,369,854)	(9,931,863)
Net Increase (Decrease) from Capital Share Transactions	302,527	1,236,494
Total Increase (Decrease)	302,492	1,236,540
Net Assets
Beginning of Period	17,360,304	16,123,764
End of Period	17,662,796	17,360,304

See accompanying Notes, which are an integral part of the Financial Statements.

51

Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 012[1]	.007[1]	.0025	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.012	.007	.0025	.0001	.0001
Distributions
Dividends from Net Investment Income	(. 012)	(. 007)	(. 0025)	(. 0001)	(. 0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 012)	(. 007)	(. 0025)	(. 0001)	(. 0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.21%	0.66%	0.25%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,663	$17,360	$16,124	$17,222	$17,393
Ratio of Total Expenses to Average Net Assets[3]	0.15%	0.15%	0.12%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.20%	0.66%	0.24%	0.01%	0.01%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% in 2016, 0.15% in 2015, and 0.16% in 2014. For the years ended October 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

53

Municipal Money Market Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $886,000, representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2018, custodian fee offset arrangements reduced the fund’s expenses by $62,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Amount
($000)
Paid-in Capital	5
Total Distributable Earnings (Loss)	(5)

54

Municipal Money Market Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	1,836
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(2)
Net Unrealized Gains (Losses)	(1)

As of October 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,674,380
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(1)
Net Unrealized Appreciation (Depreciation)	(1)

F. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2018, such purchases and sales were $1,316,447,000 and $1,832,034,000, respectively.

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 13, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

56

Special 2018 tax information (unaudited) for Vanguard Municipal Money Market Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Municipal Money Market Fund	4/30/2018	10/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,006.56	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

59

Glossary

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

60

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
CFA® is a registered trademark owned by CFA Institute.
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the
SEC’s website, and you can receive copies of this
information, for a fee, by sending a request via email
addressed to publicinfo@sec.gov.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q450 122018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2018: $238,000
Fiscal Year Ended October 31, 2017: $248,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2018: $9,734,277
Fiscal Year Ended October 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2018: $5,581,336
Fiscal Year Ended October 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2018: $347,985
Fiscal Year Ended October 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2018: $0
Fiscal Year Ended October 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2018: $347,985
Fiscal Year Ended October 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2018
VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER
Date: December 18, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number
33-32216, Incorporated by Reference.